UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—October 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Total International Bond Index Fund ETF Shares - BNDX

Total International Bond Index Fund Admiral™ Shares - VTABX

Total International Bond Index Fund Investor Shares - VTIBX

Total International Bond Index Fund Institutional Shares - VTIFX

Total International Bond II Index Fund Investor Shares - VTIIX

Total International Bond II Index Fund Institutional Shares - VTILX

Vanguard Total International Bond Index Fund

ETF Shares (BNDX) Nasdaq

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its expense-free benchmark, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Fixed income performance was positive across the globe. Notable contributors in the index included South Korea, Italy, Spain, Belgium, the Netherlands, Canada, and the United States.

  Performance was also strong across the index’s sectors, quality ratings, and maturities. The strongest contributors included local government issues and corporates issued by financial institutions, the lowest-rated investment-grade bonds, and issues with intermediate to long maturities.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2014	$10,000	$10,000	$10,000
2015	$10,379	$10,385	$9,588
2015	$10,325	$10,341	$9,517
2015	$10,233	$10,262	$9,224
2015	$10,307	$10,338	$9,326
2016	$10,465	$10,502	$9,225
2016	$10,638	$10,680	$10,140
2016	$11,007	$11,058	$10,361
2016	$10,869	$10,928	$9,930
2017	$10,683	$10,746	$9,491
2017	$10,840	$10,915	$9,683
2017	$10,865	$10,946	$10,151
2017	$10,994	$11,084	$10,055
2018	$10,989	$11,080	$10,608
2018	$11,123	$11,221	$10,427
2018	$11,175	$11,280	$10,123
2018	$11,186	$11,295	$9,845
2019	$11,491	$11,601	$10,262
2019	$11,727	$11,846	$10,165
2019	$12,225	$12,353	$10,502
2019	$12,349	$12,484	$10,617
2020	$12,504	$12,641	$10,667
2020	$12,487	$12,618	$10,514
2020	$12,683	$12,837	$11,125
2020	$12,745	$12,906	$11,144
2021	$12,766	$12,929	$11,538
2021	$12,502	$12,673	$11,219
2021	$12,752	$12,920	$11,310
2021	$12,500	$12,662	$10,922
2022	$12,372	$12,543	$10,623
2022	$11,615	$11,778	$9,475
2022	$11,682	$11,829	$9,223
2022	$10,980	$11,133	$8,237
2023	$11,199	$11,341	$9,116
2023	$11,341	$11,495	$9,105
2023	$11,339	$11,501	$8,997
2023	$11,163	$11,344	$8,450
2024	$11,842	$12,022	$9,100
2024	$11,743	$11,925	$8,781
2024	$12,092	$12,262	$9,102
2024	$12,235	$12,414	$9,181

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	9.60%	-0.19%	2.04%
ETF Shares Market Price	9.58%	-0.23%	2.01%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	9.44%	-0.11%	2.19%
Bloomberg Global Aggregate Index ex USD	8.65%	-2.87%	-0.85%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.0%
Asia	20.1%
Europe	62.6%
North America	10.4%
Oceania	3.9%
South America	0.7%
Other Assets and Liabilities—Net	2.3%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$98,746
Number of Portfolio Holdings	7,573
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$5,352

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3711

Vanguard Total International Bond Index Fund

Admiral™ Shares (VTABX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.11%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its expense-free benchmark, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Fixed income performance was positive across the globe. Notable contributors in the index included South Korea, Italy, Spain, Belgium, the Netherlands, Canada, and the United States.

  Performance was also strong across the index’s sectors, quality ratings, and maturities. The strongest contributors included local government issues and corporates issued by financial institutions, the lowest-rated investment-grade bonds, and issues with intermediate to long maturities.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Admiral Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2014	$10,000	$10,000	$10,000
2015	$10,379	$10,385	$9,588
2015	$10,326	$10,341	$9,517
2015	$10,233	$10,262	$9,224
2015	$10,306	$10,338	$9,326
2016	$10,463	$10,502	$9,225
2016	$10,637	$10,680	$10,140
2016	$11,007	$11,058	$10,361
2016	$10,869	$10,928	$9,930
2017	$10,684	$10,746	$9,491
2017	$10,841	$10,915	$9,683
2017	$10,864	$10,946	$10,151
2017	$10,995	$11,084	$10,055
2018	$10,987	$11,080	$10,608
2018	$11,122	$11,221	$10,427
2018	$11,177	$11,280	$10,123
2018	$11,181	$11,295	$9,845
2019	$11,487	$11,601	$10,262
2019	$11,723	$11,846	$10,165
2019	$12,219	$12,353	$10,502
2019	$12,346	$12,484	$10,617
2020	$12,498	$12,641	$10,667
2020	$12,463	$12,618	$10,514
2020	$12,672	$12,837	$11,125
2020	$12,735	$12,906	$11,144
2021	$12,756	$12,929	$11,538
2021	$12,492	$12,673	$11,219
2021	$12,737	$12,920	$11,310
2021	$12,486	$12,662	$10,922
2022	$12,357	$12,543	$10,623
2022	$11,595	$11,778	$9,475
2022	$11,665	$11,829	$9,223
2022	$10,962	$11,133	$8,237
2023	$11,176	$11,341	$9,116
2023	$11,320	$11,495	$9,105
2023	$11,315	$11,501	$8,997
2023	$11,137	$11,344	$8,450
2024	$11,814	$12,022	$9,100
2024	$11,714	$11,925	$8,781
2024	$12,063	$12,262	$9,102
2024	$12,207	$12,414	$9,181

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	9.61%	-0.23%	2.01%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	9.44%	-0.11%	2.19%
Bloomberg Global Aggregate Index ex USD	8.65%	-2.87%	-0.85%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.0%
Asia	20.1%
Europe	62.6%
North America	10.4%
Oceania	3.9%
South America	0.7%
Other Assets and Liabilities—Net	2.3%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$98,746
Number of Portfolio Holdings	7,573
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$5,352

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR511

Vanguard Total International Bond Index Fund

Investor Shares (VTIBX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its expense-free benchmark, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Fixed income performance was positive across the globe. Notable contributors in the index included South Korea, Italy, Spain, Belgium, the Netherlands, Canada, and the United States.

  Performance was also strong across the index’s sectors, quality ratings, and maturities. The strongest contributors included local government issues and corporates issued by financial institutions, the lowest-rated investment-grade bonds, and issues with intermediate to long maturities.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2014	$10,000	$10,000	$10,000
2015	$10,373	$10,385	$9,588
2015	$10,321	$10,341	$9,517
2015	$10,227	$10,262	$9,224
2015	$10,304	$10,338	$9,326
2016	$10,459	$10,502	$9,225
2016	$10,628	$10,680	$10,140
2016	$11,002	$11,058	$10,361
2016	$10,858	$10,928	$9,930
2017	$10,672	$10,746	$9,491
2017	$10,829	$10,915	$9,683
2017	$10,857	$10,946	$10,151
2017	$10,985	$11,084	$10,055
2018	$10,971	$11,080	$10,608
2018	$11,110	$11,221	$10,427
2018	$11,159	$11,280	$10,123
2018	$11,169	$11,295	$9,845
2019	$11,468	$11,601	$10,262
2019	$11,708	$11,846	$10,165
2019	$12,203	$12,353	$10,502
2019	$12,329	$12,484	$10,617
2020	$12,481	$12,641	$10,667
2020	$12,456	$12,618	$10,514
2020	$12,648	$12,837	$11,125
2020	$12,709	$12,906	$11,144
2021	$12,735	$12,929	$11,538
2021	$12,465	$12,673	$11,219
2021	$12,710	$12,920	$11,310
2021	$12,459	$12,662	$10,922
2022	$12,325	$12,543	$10,623
2022	$11,576	$11,778	$9,475
2022	$11,639	$11,829	$9,223
2022	$10,943	$11,133	$8,237
2023	$11,156	$11,341	$9,116
2023	$11,293	$11,495	$9,105
2023	$11,287	$11,501	$8,997
2023	$11,110	$11,344	$8,450
2024	$11,790	$12,022	$9,100
2024	$11,684	$11,925	$8,781
2024	$12,031	$12,262	$9,102
2024	$12,174	$12,414	$9,181

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	9.58%	-0.25%	1.99%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	9.44%	-0.11%	2.19%
Bloomberg Global Aggregate Index ex USD	8.65%	-2.87%	-0.85%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.0%
Asia	20.1%
Europe	62.6%
North America	10.4%
Oceania	3.9%
South America	0.7%
Other Assets and Liabilities—Net	2.3%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$98,746
Number of Portfolio Holdings	7,573
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$5,352

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1231

Vanguard Total International Bond Index Fund

Institutional Shares (VTIFX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its expense-free benchmark, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Fixed income performance was positive across the globe. Notable contributors in the index included South Korea, Italy, Spain, Belgium, the Netherlands, Canada, and the United States.

  Performance was also strong across the index’s sectors, quality ratings, and maturities. The strongest contributors included local government issues and corporates issued by financial institutions, the lowest-rated investment-grade bonds, and issues with intermediate to long maturities.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $5,000,000

	Institutional Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2014	$5,000,000	$5,000,000	$5,000,000
2015	$5,191,072	$5,192,521	$4,793,941
2015	$5,165,527	$5,170,403	$4,758,459
2015	$5,119,262	$5,130,823	$4,612,164
2015	$5,157,613	$5,169,184	$4,663,178
2016	$5,236,208	$5,250,887	$4,612,616
2016	$5,325,054	$5,339,963	$5,070,035
2016	$5,510,174	$5,528,973	$5,180,259
2016	$5,440,820	$5,463,920	$4,964,826
2017	$5,349,065	$5,373,132	$4,745,480
2017	$5,428,356	$5,457,388	$4,841,546
2017	$5,441,680	$5,472,895	$5,075,474
2017	$5,507,206	$5,541,825	$5,027,314
2018	$5,503,010	$5,539,892	$5,303,982
2018	$5,572,010	$5,610,511	$5,213,351
2018	$5,599,155	$5,640,107	$5,061,653
2018	$5,603,044	$5,647,424	$4,922,493
2019	$5,755,759	$5,800,492	$5,131,188
2019	$5,875,301	$5,922,963	$5,082,584
2019	$6,124,580	$6,176,327	$5,250,785
2019	$6,186,860	$6,241,999	$5,308,525
2020	$6,263,821	$6,320,554	$5,333,650
2020	$6,246,742	$6,308,859	$5,256,888
2020	$6,355,163	$6,418,280	$5,562,637
2020	$6,385,248	$6,452,813	$5,571,807
2021	$6,395,467	$6,464,482	$5,768,797
2021	$6,264,168	$6,336,584	$5,609,489
2021	$6,389,921	$6,459,908	$5,654,891
2021	$6,262,639	$6,331,215	$5,460,920
2022	$6,198,433	$6,271,478	$5,311,662
2022	$5,817,333	$5,889,083	$4,737,322
2022	$5,851,906	$5,914,542	$4,611,351
2022	$5,500,739	$5,566,600	$4,118,272
2023	$5,610,798	$5,670,608	$4,558,242
2023	$5,680,459	$5,747,428	$4,552,584
2023	$5,680,341	$5,750,718	$4,498,305
2023	$5,591,824	$5,671,770	$4,224,916
2024	$5,933,366	$6,011,052	$4,550,137
2024	$5,882,681	$5,962,659	$4,390,505
2024	$6,056,395	$6,130,968	$4,551,150
2024	$6,129,250	$6,207,122	$4,590,365

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	9.61%	-0.19%	2.06%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	9.44%	-0.11%	2.19%
Bloomberg Global Aggregate Index ex USD	8.65%	-2.87%	-0.85%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.0%
Asia	20.1%
Europe	62.6%
North America	10.4%
Oceania	3.9%
South America	0.7%
Other Assets and Liabilities—Net	2.3%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$98,746
Number of Portfolio Holdings	7,573
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$5,352

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR2011

Vanguard Total International Bond II Index Fund

Investor Shares (VTIIX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its expense-free benchmark, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Fixed income performance was positive across the globe. Notable contributors in the index included South Korea, Italy, Spain, Belgium, the Netherlands, Canada, and the United States.

  Performance was also strong across sectors, quality ratings, and maturities. The strongest contributors included local government issues and corporates issued by financial institutions, the lowest-rated investment-grade bonds, and issues with intermediate to long maturities.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 26, 2021, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2/26/21	$10,000	$10,000	$10,000
4/30/21	$9,975	$9,988	$9,916
7/31/21	$10,183	$10,183	$9,996
10/31/21	$9,972	$9,980	$9,654
1/31/22	$9,860	$9,886	$9,390
4/30/22	$9,249	$9,283	$8,374
7/31/22	$9,307	$9,323	$8,152
10/31/22	$8,745	$8,774	$7,280
1/31/23	$8,916	$8,938	$8,058
4/30/23	$9,030	$9,060	$8,048
7/31/23	$9,028	$9,065	$7,952
10/31/23	$8,885	$8,940	$7,469
1/31/24	$9,425	$9,475	$8,043
4/30/24	$9,347	$9,399	$7,761
7/31/24	$9,615	$9,664	$8,045
10/31/24	$9,725	$9,784	$8,115

Average Annual Total Returns

	1 Year	Since Inception 2/26/21
Investor Shares	9.45%	-0.76%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	9.44%	-0.59%
Bloomberg Global Aggregate Index ex USD	8.65%	-5.52%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.0%
Asia	20.0%
Europe	62.6%
North America	10.5%
Oceania	3.9%
South America	0.6%
Other Assets and Liabilities—Net	2.4%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$123,856
Number of Portfolio Holdings	8,073
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$8,161

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4438

Vanguard Total International Bond II Index Fund

Institutional Shares (VTILX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its expense-free benchmark, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Fixed income performance was positive across the globe. Notable contributors in the index included South Korea, Italy, Spain, Belgium, the Netherlands, Canada, and the United States.

  Performance was also strong across sectors, quality ratings, and maturities. The strongest contributors included local government issues and corporates issued by financial institutions, the lowest-rated investment-grade bonds, and issues with intermediate to long maturities.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 17, 2021, Through October 31, 2024

Initial investment of $5,000,000

	Institutional Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2/17/21	$5,000,000	$5,000,000	$5,000,000
4/30/21	$4,936,530	$4,946,745	$4,927,285
7/31/21	$5,036,192	$5,043,019	$4,967,165
10/31/21	$4,934,516	$4,942,553	$4,796,784
1/31/22	$4,878,782	$4,895,919	$4,665,678
4/30/22	$4,580,190	$4,597,397	$4,161,187
7/31/22	$4,608,167	$4,617,272	$4,050,536
10/31/22	$4,330,776	$4,345,646	$3,617,424
1/31/23	$4,415,235	$4,426,841	$4,003,886
4/30/23	$4,471,143	$4,486,812	$3,998,916
7/31/23	$4,470,748	$4,489,380	$3,951,239
10/31/23	$4,401,420	$4,427,748	$3,711,098
1/31/24	$4,669,348	$4,692,614	$3,996,767
4/30/24	$4,628,696	$4,654,835	$3,856,549
7/31/24	$4,765,423	$4,786,228	$3,997,657
10/31/24	$4,822,551	$4,845,679	$4,032,102

Average Annual Total Returns

	1 Year	Since Inception 2/17/21
Institutional Shares	9.57%	-0.97%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	9.44%	-0.84%
Bloomberg Global Aggregate Index ex USD	8.65%	-5.65%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.0%
Asia	20.0%
Europe	62.6%
North America	10.5%
Oceania	3.9%
South America	0.6%
Other Assets and Liabilities—Net	2.4%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$123,856
Number of Portfolio Holdings	8,073
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$8,161

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR2595

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
(a) Audit Fees.	$235,000	$231,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$235,000	$231,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,517,669	$3,295,934
Tax Fees.	$1,916,879	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$3,702,548	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2024
Vanguard Total International Bond Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	123
Tax information	124

Total International Bond Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,245)	5.625%	6/7/32	GBP	716	955
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $461)	5.952%	10/22/37	GBP	296	390
Corporate Bonds (21.2%)
Australia (0.6%)
	AGI Finance Pty Ltd.	2.119%	6/24/27	AUD	5,000	3,040
	AGI Finance Pty Ltd.	6.109%	6/28/30	AUD	800	539
	Amcor UK Finance plc	1.125%	6/23/27	EUR	2,543	2,635
	APA Infrastructure Ltd.	2.000%	3/22/27	EUR	4,309	4,559
	APA Infrastructure Ltd.	0.750%	3/15/29	EUR	1,000	972
	APA Infrastructure Ltd.	3.500%	3/22/30	GBP	3,000	3,520
	APA Infrastructure Ltd.	2.000%	7/15/30	EUR	9,000	9,042
	APA Infrastructure Ltd.	3.125%	7/18/31	GBP	1,000	1,120
	APA Infrastructure Ltd.	1.250%	3/15/33	EUR	4,608	4,090
	APA Infrastructure Ltd.	2.500%	3/15/36	GBP	5,176	4,838
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	1,010	618
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,269	2,388
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	650	419
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,410	892
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	3,160	1,830
	AusNet Services Holdings Pty Ltd.	6.134%	5/31/33	AUD	2,630	1,771
	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	1,500	1,561
	Australia & New Zealand Banking Group Ltd.	3.652%	1/20/26	EUR	2,500	2,743
	Australia & New Zealand Banking Group Ltd.	5.350%	11/4/27	AUD	3,500	2,342
	Australia & New Zealand Banking Group Ltd.	4.950%	9/11/28	AUD	6,030	3,986
	Australia & New Zealand Banking Group Ltd.	4.950%	2/5/29	AUD	20,630	13,626
	Australia & New Zealand Banking Group Ltd.	5.000%	6/18/29	AUD	5,000	3,307
	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	5,600	5,841
	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	AUD	9,135	6,112
	Australia & New Zealand Banking Group Ltd.	1.500%	9/1/32	JPY	200,000	1,318
	Australia & New Zealand Banking Group Ltd.	6.405%	9/20/34	AUD	7,532	5,125
	Australia Pacific Airports Melbourne Pty Ltd.	4.375%	5/24/33	EUR	5,000	5,696
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	4,653	5,087
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	7,299	7,206
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	1,545	1,630
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	2,859	3,107
	Brisbane Airport Corp. Pty Ltd.	5.900%	3/8/34	AUD	10,000	6,608
	CIMIC Finance Ltd.	1.500%	5/28/29	EUR	2,800	2,701
	Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	2,610	1,516
	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	1,860	1,016
	Commonwealth Bank of Australia	0.500%	7/27/26	EUR	3,269	3,432
	Commonwealth Bank of Australia	3.000%	9/4/26	GBP	3,376	4,206
	Commonwealth Bank of Australia	4.400%	8/18/27	AUD	10,000	6,526
	Commonwealth Bank of Australia	3.768%	8/31/27	EUR	3,500	3,924
	Commonwealth Bank of Australia	5.000%	1/13/28	AUD	15,000	9,941
	Commonwealth Bank of Australia	4.900%	8/17/28	AUD	9,250	6,110
	Commonwealth Bank of Australia	0.875%	2/19/29	EUR	5,087	5,117
	Commonwealth Bank of Australia	0.125%	10/15/29	EUR	20,000	19,163
	Commonwealth Bank of Australia	4.946%	4/14/32	AUD	1,310	857
	Commonwealth Bank of Australia	6.860%	11/9/32	AUD	20,000	13,751
	Computershare US Inc.	3.147%	11/30/27	AUD	3,000	1,842
	CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	2,700	1,465
	DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	3,720	2,001
	ElectraNet Pty Ltd.	2.474%	12/15/28	AUD	1,800	1,052
	GAIF Bond Issuer Pty Ltd.	2.584%	11/18/27	AUD	1,800	1,097
	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	2,490	1,426
	Glencore Capital Finance DAC	1.125%	3/10/28	EUR	6,070	6,151
	Glencore Capital Finance DAC	4.154%	4/29/31	EUR	3,000	3,357
1

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	4,429	3,949
Glencore Finance Europe Ltd.	3.125%	3/26/26	GBP	3,524	4,426
Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	100	109
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	200	210
GTA Finance Co. Pty Ltd.	2.200%	8/26/27	AUD	2,810	1,677
ING Bank Australia Ltd.	4.500%	5/26/29	AUD	3,000	1,927
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	930	568
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	2,980	1,625
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	1,490	896
Macquarie Group Ltd.	0.350%	3/3/28	EUR	11,316	11,227
Macquarie Group Ltd.	0.943%	1/19/29	EUR	5,000	4,936
Macquarie Group Ltd.	4.080%	5/31/29	GBP	3,700	4,588
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,495	1,013
Macquarie Group Ltd.	0.950%	5/21/31	EUR	2,214	2,064
National Australia Bank Ltd.	0.875%	2/19/27	EUR	6,087	6,358
National Australia Bank Ltd.	2.900%	2/25/27	AUD	9,086	5,743
National Australia Bank Ltd.	4.400%	5/12/28	AUD	16,716	10,861
National Australia Bank Ltd.	2.125%	5/24/28	EUR	10,000	10,581
National Australia Bank Ltd.	1.375%	8/30/28	EUR	2,500	2,555
National Australia Bank Ltd.	5.400%	11/16/28	AUD	10,000	6,715
National Australia Bank Ltd.	0.010%	1/6/29	EUR	28,000	27,187
National Australia Bank Ltd.	4.850%	3/22/29	AUD	9,839	6,473
National Australia Bank Ltd.	1.699%	9/15/31	GBP	2,214	2,660
National Australia Bank Ltd.	6.322%	8/3/32	AUD	5,000	3,379
National Australia Bank Ltd.	6.163%	3/9/33	AUD	5,640	3,801
NBN Co. Ltd.	2.150%	6/2/28	AUD	4,650	2,781
NBN Co. Ltd.	4.125%	3/15/29	EUR	8,500	9,623
NBN Co. Ltd.	2.200%	12/16/30	AUD	3,730	2,070
NBN Co. Ltd.	4.375%	3/15/33	EUR	4,185	4,892
Network Finance Co. Pty Ltd.	2.579%	10/3/28	AUD	1,160	688
Network Finance Co. Pty Ltd.	6.061%	6/19/30	AUD	1,370	926
Norfina Ltd.	3.250%	8/24/26	AUD	400	256
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	2,240	1,314
NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/30	AUD	1,250	694
Optus Finance Pty Ltd.	1.000%	6/20/29	EUR	5,000	4,868
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	2,599	2,495
Pacific National Finance Pty Ltd.	3.800%	9/8/31	AUD	5,000	2,775
Qantas Airways Ltd.	3.150%	9/27/28	AUD	12,280	7,403
Qantas Airways Ltd.	2.950%	11/27/29	AUD	740	427
Qantas Airways Ltd.	5.250%	9/9/30	AUD	2,530	1,619
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,591	3,260
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	2,539	2,649
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	1,958	1,970
Stockland Trust	1.625%	4/27/26	EUR	4,785	5,046
Sydney Airport Finance Co. Pty Ltd.	4.375%	5/3/33	EUR	9,000	10,316
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	890	575
Telstra Group Ltd.	1.125%	4/14/26	EUR	10,255	10,889
Telstra Group Ltd.	1.375%	3/26/29	EUR	1,263	1,283
Telstra Group Ltd.	1.000%	4/23/30	EUR	2,543	2,479
Telstra Group Ltd.	5.650%	3/6/34	AUD	8,000	5,313
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	7,631	8,148
Toyota Finance Australia Ltd.	3.386%	3/18/30	EUR	5,000	5,480
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	1,213	877
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	9,539	10,216
Transurban Finance Co. Pty Ltd.	4.225%	4/26/33	EUR	3,500	3,966
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	2,160	1,220
University of Technology Sydney	3.750%	7/20/27	AUD	220	141
Vicinity Centres Trust	3.375%	4/7/26	GBP	590	742
Vicinity Centres Trust	1.125%	11/7/29	EUR	1,512	1,456
Wesfarmers Ltd.	1.941%	6/23/28	AUD	500	296
Wesfarmers Ltd.	0.954%	10/21/33	EUR	8,836	7,799
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	3,360	1,904
Westpac Banking Corp.	4.125%	6/4/26	AUD	700	456
Westpac Banking Corp.	1.079%	4/5/27	EUR	8,921	9,343
Westpac Banking Corp.	0.875%	4/17/27	EUR	100	104
Westpac Banking Corp.	1.125%	9/5/27	EUR	5,690	5,899
Westpac Banking Corp.	5.300%	11/11/27	AUD	15,000	10,024
Westpac Banking Corp.	4.800%	2/16/28	AUD	5,000	3,292
Westpac Banking Corp.	1.450%	7/17/28	EUR	418	430
Westpac Banking Corp.	5.000%	9/19/28	AUD	7,900	5,230
2

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	0.010%	9/22/28	EUR	19,280	18,872
	Westpac Banking Corp.	5.000%	1/15/29	AUD	10,000	6,615
	Westpac Banking Corp.	5.100%	5/14/29	AUD	58,000	38,519
	Westpac Banking Corp.	3.799%	1/17/30	EUR	10,000	11,232
	Westpac Banking Corp.	1.375%	5/17/32	EUR	5,087	4,952
	Westpac Banking Corp.	6.491%	6/23/33	AUD	6,000	4,086
	Woolworths Group Ltd.	1.850%	11/15/27	AUD	2,980	1,794
	Woolworths Group Ltd.	0.375%	11/15/28	EUR	9,300	8,957
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	7,340	4,223
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	2,180	1,421
						604,052
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/28	EUR	35,800	36,713
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/30	EUR	10,000	10,324
	Borealis AG	1.750%	12/10/25	EUR	225	240
	Erste Group Bank AG	1.500%	4/7/26	EUR	5,000	5,327
	Erste Group Bank AG	0.625%	4/17/26	EUR	7,600	8,026
	Erste Group Bank AG	0.750%	1/17/28	EUR	8,100	8,296
	Erste Group Bank AG	0.010%	9/11/29	EUR	16,500	15,736
	Erste Group Bank AG	0.250%	9/14/29	EUR	2,200	2,102
	Erste Group Bank AG	4.250%	5/30/30	EUR	5,000	5,675
	Erste Group Bank AG	2.875%	1/9/31	EUR	10,000	10,931
	Erste Group Bank AG	0.250%	1/27/31	EUR	2,500	2,291
	Erste Group Bank AG	0.875%	11/15/32	EUR	6,000	5,992
	Erste Group Bank AG	0.875%	5/15/34	EUR	7,600	6,865
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/29	EUR	18,200	18,827
	Hypo Vorarlberg Bank AG	3.250%	2/19/27	EUR	5,000	5,500
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	1,536	1,645
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	5,362	6,116
	OMV AG	1.000%	12/14/26	EUR	1,767	1,851
	OMV AG	1.875%	12/4/28	EUR	2,327	2,426
	OMV AG	2.375%	4/9/32	EUR	7,683	7,989
	OMV AG	3.750%	9/4/36	EUR	5,000	5,390
	OMV AG	2.875%	Perpetual	EUR	3,300	3,401
	OMV AG	6.250%	Perpetual	EUR	1,690	1,884
	Raiffeisen Bank International AG	0.375%	9/25/26	EUR	3,100	3,208
	Raiffeisen Bank International AG	0.050%	9/1/27	EUR	400	398
	Raiffeisen Bank International AG	5.750%	1/27/28	EUR	22,000	25,549
	Raiffeisen Bank International AG	6.000%	9/15/28	EUR	2,500	2,887
	Raiffeisen Bank International AG	4.625%	8/21/29	EUR	5,000	5,563
	Raiffeisen Bank International AG	4.500%	5/31/30	EUR	8,000	8,936
	Raiffeisen Bank International AG	2.875%	6/18/32	EUR	2,500	2,602
	Raiffeisen Bank International AG	7.375%	12/20/32	EUR	4,800	5,610
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	2,500	2,620
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.250%	4/21/27	EUR	37,400	39,246
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	6,000	6,020
	Raiffeisenlandesbank Niederoesterreich-Wien AG	2.375%	8/31/32	EUR	12,500	13,081
	Raiffeisenlandesbank Oberoesterreich AG	3.625%	12/13/27	EUR	7,000	7,801
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	2,500	2,397
	UniCredit Bank Austria AG	0.250%	6/4/27	EUR	5,000	5,119
	UniCredit Bank Austria AG	2.375%	9/20/27	EUR	2,400	2,589
	UniCredit Bank Austria AG	0.625%	3/20/29	EUR	6,200	6,157
	UniCredit Bank Austria AG	0.250%	6/21/30	EUR	10,500	9,940
	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	700	785
						324,055
Belgium (0.5%)
	AG Insurance SA	3.500%	6/30/47	EUR	3,400	3,665
	Ageas SA	3.250%	7/2/49	EUR	1,700	1,791
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	6,571	4,424
	Anheuser-Busch InBev SA	3.750%	3/22/37	EUR	8,000	8,835
	Anheuser-Busch InBev SA NV	2.700%	3/31/26	EUR	2,970	3,231
	Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	13,411	14,095
	Anheuser-Busch InBev SA NV	1.125%	7/1/27	EUR	10,638	11,103
	Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	9,861	10,529
	Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	16,068	17,075
	Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	461	466
	Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	14,558	14,518
	Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	16,127	17,187
	Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	2,599	2,821
3

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	3,541	3,398
	Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	5,495	5,573
	Anheuser-Busch InBev SA NV	2.850%	5/25/37	GBP	1,700	1,739
	Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	9,527	10,346
	Anheuser-Busch InBev SA NV	3.950%	3/22/44	EUR	5,500	6,017
	Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,210	778
	Argenta Spaarbank NV	1.000%	10/13/26	EUR	9,000	9,583
	Argenta Spaarbank NV	5.375%	11/29/27	EUR	3,000	3,400
	Argenta Spaarbank NV	3.375%	6/22/28	EUR	5,000	5,549
	Argenta Spaarbank NV	1.375%	2/8/29	EUR	10,000	10,201
	Belfius Bank SA	0.375%	2/13/26	EUR	3,000	3,161
	Belfius Bank SA	3.125%	5/11/26	EUR	6,000	6,503
	Belfius Bank SA	0.125%	9/14/26	EUR	5,000	5,199
	Belfius Bank SA	0.125%	2/8/28	EUR	6,300	6,253
	Belfius Bank SA	5.250%	4/19/33	EUR	10,600	11,982
	Belfius Bank SA	4.875%	6/11/35	EUR	1,800	2,021
	BNP Paribas Fortis SA	0.875%	3/22/28	EUR	5,000	5,123
	Cofinimmo SA	1.000%	1/24/28	EUR	3,800	3,814
	Cofinimmo SA	0.875%	12/2/30	EUR	1,500	1,381
	Crelan SA	6.000%	2/28/30	EUR	13,000	15,408
	Crelan SA	5.250%	1/23/32	EUR	12,000	13,937
	Elia Group SA	1.500%	9/5/28	EUR	1,200	1,233
	Elia Transmission Belgium SA	1.375%	1/14/26	EUR	9,300	9,947
	Elia Transmission Belgium SA	3.250%	4/4/28	EUR	200	219
	Elia Transmission Belgium SA	3.000%	4/7/29	EUR	300	324
	Elia Transmission Belgium SA	0.875%	4/28/30	EUR	13,700	13,148
	Elia Transmission Belgium SA	3.625%	1/18/33	EUR	4,000	4,419
	Elia Transmission Belgium SA	3.750%	1/16/36	EUR	4,000	4,384
	Euroclear Bank SA	3.625%	10/13/27	EUR	4,000	4,438
	Euroclear Investments SA	1.125%	12/7/26	EUR	8,000	8,423
	Euroclear Investments SA	2.625%	4/11/48	EUR	5,000	5,231
	FLUVIUS System Operator CV	1.750%	12/4/26	EUR	3,000	3,180
	FLUVIUS System Operator CV	0.250%	6/14/28	EUR	3,900	3,851
	FLUVIUS System Operator CV	2.875%	5/7/29	EUR	1,800	1,949
	FLUVIUS System Operator CV	0.250%	12/2/30	EUR	5,200	4,718
	FLUVIUS System Operator CV	0.625%	11/24/31	EUR	10,500	9,429
	FLUVIUS System Operator CV	4.000%	7/6/32	EUR	3,000	3,357
	FLUVIUS System Operator CV	3.875%	5/9/33	EUR	5,000	5,554
	Groupe Bruxelles Lambert NV	0.125%	1/28/31	EUR	5,000	4,491
	ING Belgium SA	0.750%	9/28/26	EUR	5,900	6,202
	ING Belgium SA	1.500%	5/19/29	EUR	5,800	5,993
	ING Belgium SA	0.010%	2/20/30	EUR	15,000	14,170
	KBC Bank NV	0.000%	12/3/25	EUR	29,000	30,689
	KBC Bank NV	0.750%	10/24/27	EUR	3,600	3,712
	KBC Group NV	0.750%	1/21/28	EUR	21,400	22,160
	KBC Group NV	5.500%	9/20/28	GBP	3,000	3,902
	KBC Group NV	0.125%	1/14/29	EUR	15,100	14,955
	KBC Group NV	4.375%	4/19/30	EUR	9,000	10,207
	KBC Group NV	0.625%	12/7/31	EUR	1,000	1,027
	KBC Group NV	4.875%	4/25/33	EUR	4,000	4,498
	KBC Group NV	4.750%	4/17/35	EUR	3,500	3,923
	Proximus SADP	3.750%	3/27/34	EUR	6,500	7,177
	Proximus SADP	0.750%	11/17/36	EUR	2,500	1,962
	Syensqo SA	2.750%	12/2/27	EUR	4,100	4,437
	VGP NV	1.625%	1/17/27	EUR	1,900	1,967
	VGP NV	1.500%	4/8/29	EUR	3,300	3,219
						469,601
Bermuda (0.0%)
	Athora Holding Ltd.	5.875%	9/10/34	EUR	2,700	2,953
Canada (1.6%)
	407 International Inc.	2.430%	5/4/27	CAD	1,096	769
	407 International Inc.	3.140%	3/6/30	CAD	791	550
[3]	407 International Inc.	2.590%	5/25/32	CAD	3,529	2,308
	407 International Inc.	3.430%	6/1/33	CAD	900	616
	407 International Inc.	5.960%	12/3/35	CAD	1,250	1,022
	407 International Inc.	5.750%	2/14/36	CAD	1,017	805
	407 International Inc.	4.450%	11/15/41	CAD	2,550	1,787
	407 International Inc.	4.190%	4/25/42	CAD	2,805	1,907
4

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
407 International Inc.	3.650%	9/8/44	CAD	5,102	3,197
407 International Inc.	3.830%	5/11/46	CAD	5,102	3,265
407 International Inc.	3.600%	5/21/47	CAD	3,507	2,156
407 International Inc.	3.720%	5/11/48	CAD	26	16
407 International Inc.	3.670%	3/8/49	CAD	1,019	629
407 International Inc.	2.840%	3/7/50	CAD	2,092	1,104
407 International Inc.	4.860%	7/31/53	CAD	2,000	1,481
407 International Inc.	4.890%	4/4/54	CAD	750	559
407 International Inc.	4.540%	10/9/54	CAD	1,300	920
55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,623	2,108
Aeroports de Montreal	5.170%	9/17/35	CAD	1,848	1,406
Aeroports de Montreal	5.670%	10/16/37	CAD	946	755
Aeroports de Montreal	3.030%	4/21/50	CAD	1,962	1,084
Aeroports de Montreal	3.441%	4/26/51	CAD	2,000	1,187
AIMCo Realty Investors LP	3.367%	6/1/27	CAD	961	685
AIMCo Realty Investors LP	3.043%	6/1/28	CAD	1,019	713
AIMCo Realty Investors LP	2.712%	6/1/29	CAD	5,714	3,901
Alberta Powerline LP	4.065%	12/1/53	CAD	3,419	2,183
Alberta Powerline LP	4.065%	3/1/54	CAD	527	336
Alectra Inc.	2.488%	5/17/27	CAD	5,585	3,894
Alectra Inc.	1.751%	2/11/31	CAD	4,200	2,661
Alectra Inc.	3.958%	7/30/42	CAD	800	526
Alectra Inc.	3.458%	4/12/49	CAD	1,118	664
Algonquin Power Co.	4.090%	2/17/27	CAD	1,100	795
Algonquin Power Co.	4.600%	1/29/29	CAD	1,155	851
Algonquin Power Co.	2.850%	7/15/31	CAD	1,196	833
Alimentation Couche-Tard Inc.	1.875%	5/6/26	EUR	100	107
Alimentation Couche-Tard Inc.	4.603%	1/25/29	CAD	5,000	3,656
Alimentation Couche-Tard Inc.	5.592%	9/25/30	CAD	5,000	3,813
Alimentation Couche-Tard Inc.	4.011%	2/12/36	EUR	4,000	4,315
AltaGas Ltd.	4.120%	4/7/26	CAD	1,200	865
AltaGas Ltd.	4.638%	5/15/26	CAD	1,400	1,017
AltaGas Ltd.	3.980%	10/4/27	CAD	1,525	1,099
AltaGas Ltd.	2.075%	5/30/28	CAD	1,520	1,022
AltaGas Ltd.	5.141%	3/14/34	CAD	5,000	3,690
AltaGas Ltd.	4.500%	8/15/44	CAD	1,074	682
AltaGas Ltd.	4.990%	10/4/47	CAD	863	581
AltaGas Ltd.	5.597%	3/14/54	CAD	1,000	729
AltaLink LP	4.872%	11/15/40	CAD	2,604	1,918
AltaLink LP	4.462%	11/8/41	CAD	1,223	861
AltaLink LP	3.990%	6/30/42	CAD	1,491	988
AltaLink LP	4.922%	9/17/43	CAD	1,529	1,137
AltaLink LP	4.054%	11/21/44	CAD	911	605
AltaLink LP	4.090%	6/30/45	CAD	813	542
AltaLink LP	3.717%	12/3/46	CAD	1,648	1,034
AltaLink LP	5.463%	10/11/55	CAD	2,000	1,632
ARC Resources Ltd.	2.354%	3/10/26	CAD	1,300	916
ARC Resources Ltd.	3.465%	3/10/31	CAD	2,153	1,464
Athabasca Indigenous Midstream LP	6.069%	2/5/42	CAD	336	256
Bank of Montreal	1.758%	3/10/26	CAD	3,485	2,444
Bank of Montreal	1.000%	4/5/26	EUR	13,440	14,303
Bank of Montreal	1.551%	5/28/26	CAD	3,742	2,606
Bank of Montreal	3.375%	7/4/26	EUR	7,500	8,266
Bank of Montreal	1.000%	9/9/26	GBP	2,800	3,357
Bank of Montreal	2.700%	12/9/26	CAD	5,102	3,615
Bank of Montreal	3.650%	4/1/27	CAD	6,236	4,469
Bank of Montreal	4.309%	6/1/27	CAD	7,533	5,480
Bank of Montreal	4.709%	12/7/27	CAD	9,638	7,100
Bank of Montreal	3.190%	3/1/28	CAD	8,939	6,347
Bank of Montreal	5.039%	5/29/28	CAD	5,962	4,449
Bank of Montreal	4.537%	12/18/28	CAD	14,000	10,302
Bank of Montreal	0.050%	6/8/29	EUR	14,781	14,222
Bank of Montreal	4.420%	7/17/29	CAD	7,000	5,130
Bank of Montreal	1.928%	7/22/31	CAD	4,513	3,143
Bank of Montreal	6.534%	10/27/32	CAD	2,800	2,147
Bank of Montreal	6.034%	9/7/33	CAD	4,000	3,055
Bank of Nova Scotia	5.500%	5/8/26	CAD	14,000	10,315
Bank of Nova Scotia	0.125%	9/4/26	EUR	5,938	6,140
Bank of Nova Scotia	1.850%	11/2/26	CAD	12,206	8,465
Bank of Nova Scotia	2.620%	12/2/26	CAD	7,654	5,416
5

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of Nova Scotia	0.010%	1/14/27	EUR	5,087	5,224
Bank of Nova Scotia	2.950%	3/8/27	CAD	25,397	17,916
Bank of Nova Scotia	1.400%	11/1/27	CAD	6,029	4,068
Bank of Nova Scotia	0.010%	12/15/27	EUR	22,181	22,222
Bank of Nova Scotia	3.250%	1/18/28	EUR	38,000	42,000
Bank of Nova Scotia	3.100%	2/2/28	CAD	2,609	1,849
Bank of Nova Scotia	3.807%	11/15/28	CAD	5,000	3,582
Bank of Nova Scotia	4.680%	2/1/29	CAD	13,000	9,621
Bank of Nova Scotia	3.934%	5/3/32	CAD	6,130	4,393
Bank of Nova Scotia	5.679%	8/2/33	CAD	3,500	2,639
Bank of Nova Scotia	4.442%	11/15/35	CAD	5,500	3,946
BCI QuadReal Realty	1.747%	7/24/30	CAD	2,274	1,450
bcIMC Realty Corp.	3.000%	3/31/27	CAD	1,701	1,204
Bell Telephone Co. of Canada or Bell Canada	3.550%	3/2/26	CAD	1,529	1,099
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	1,529	1,084
Bell Telephone Co. of Canada or Bell Canada	3.600%	9/29/27	CAD	2,700	1,933
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	9,529	6,821
Bell Telephone Co. of Canada or Bell Canada	5.150%	11/14/28	CAD	7,200	5,391
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	2,550	1,737
Bell Telephone Co. of Canada or Bell Canada	4.550%	2/9/30	CAD	8,300	6,089
Bell Telephone Co. of Canada or Bell Canada	2.500%	5/14/30	CAD	7,484	4,949
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	2,550	2,147
Bell Telephone Co. of Canada or Bell Canada	5.150%	8/24/34	CAD	4,000	2,981
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	2,086	1,403
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	2,434	1,545
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	4,132	2,651
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	6,357	3,439
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	2,106	1,254
Bell Telephone Co. of Canada or Bell Canada	5.150%	2/9/53	CAD	2,600	1,839
Bell Telephone Co. of Canada or Bell Canada	5.600%	8/11/53	CAD	1,500	1,131
Bridging North America GP	4.341%	8/31/53	CAD	563	350
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	1,159	843
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	2,550	1,347
Brookfield Corp.	4.820%	1/28/26	CAD	6,855	4,969
Brookfield Corp.	3.800%	3/16/27	CAD	2,160	1,552
Brookfield Corp.	5.950%	6/14/35	CAD	600	467
Brookfield Finance II Inc.	5.431%	12/14/32	CAD	3,700	2,779
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	2,166	1,565
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	2,499	1,737
Brookfield Infrastructure Finance ULC	5.710%	7/27/30	CAD	3,500	2,693
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,819	1,159
Brookfield Infrastructure Finance ULC	5.980%	2/14/33	CAD	1,100	854
Brookfield Infrastructure Finance ULC	5.439%	4/25/34	CAD	1,402	1,053
Brookfield Infrastructure Finance ULC	5.789%	4/25/52	CAD	930	715
Brookfield Infrastructure Finance ULC	5.950%	7/27/53	CAD	1,000	784
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	1,990	1,426
Brookfield Renewable Partners ULC	4.250%	1/15/29	CAD	500	362
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	2,805	1,948
Brookfield Renewable Partners ULC	5.880%	11/9/32	CAD	1,100	861
Brookfield Renewable Partners ULC	5.292%	10/28/33	CAD	1,300	980
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,990	1,246
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	896	473
Brookfield Renewable Partners ULC	5.318%	1/10/54	CAD	3,290	2,401
Bruce Power LP	3.969%	6/23/26	CAD	2,550	1,837
Bruce Power LP	2.680%	12/21/28	CAD	1,200	820
Bruce Power LP	4.010%	6/21/29	CAD	1,403	1,010
Bruce Power LP	4.000%	6/21/30	CAD	2,021	1,442
Bruce Power LP	4.700%	6/21/31	CAD	2,000	1,473
Bruce Power LP	4.990%	12/21/32	CAD	900	669
Bruce Power LP	4.132%	6/21/33	CAD	2,245	1,569
Bruce Power LP	4.746%	6/21/49	CAD	2,005	1,405
Calgary Airport Authority	3.199%	10/7/36	CAD	6,901	4,334
Calgary Airport Authority	3.341%	10/7/38	CAD	2,452	1,536
Cameco Corp.	2.950%	10/21/27	CAD	1,622	1,137
Canadian Imperial Bank of Commerce	1.100%	1/19/26	CAD	3,742	2,610
Canadian Imperial Bank of Commerce	1.700%	7/15/26	CAD	5,301	3,693
Canadian Imperial Bank of Commerce	2.250%	1/7/27	CAD	6,603	4,599
Canadian Imperial Bank of Commerce	4.900%	4/2/27	CAD	7,000	5,104
Canadian Imperial Bank of Commerce	4.950%	6/29/27	CAD	6,900	5,097
Canadian Imperial Bank of Commerce	5.050%	10/7/27	CAD	7,700	5,716
6

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	5.500%	1/14/28	CAD	13,800	10,400
	Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	27,476	26,464
	Canadian Imperial Bank of Commerce	1.960%	4/21/31	CAD	3,546	2,481
	Canadian Imperial Bank of Commerce	4.200%	4/7/32	CAD	3,348	2,414
	Canadian Imperial Bank of Commerce	5.330%	1/20/33	CAD	3,505	2,606
	Canadian Imperial Bank of Commerce	5.350%	4/20/33	CAD	2,700	2,011
	Canadian Imperial Bank of Commerce	5.300%	1/16/34	CAD	4,480	3,339
	Canadian Imperial Bank of Commerce	4.900%	6/12/34	CAD	2,300	1,685
	Canadian National Railway Co.	3.200%	7/31/28	CAD	1,403	994
	Canadian National Railway Co.	4.150%	5/10/30	CAD	4,000	2,912
	Canadian National Railway Co.	3.600%	8/1/47	CAD	5,098	3,100
	Canadian National Railway Co.	3.600%	7/31/48	CAD	2,800	1,696
	Canadian National Railway Co.	3.600%	2/8/49	CAD	1,432	866
	Canadian National Railway Co.	3.050%	2/8/50	CAD	4,195	2,284
	Canadian National Railway Co.	4.700%	5/10/53	CAD	3,200	2,290
	Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	2,471	1,702
	Canadian Pacific Railway Co.	2.540%	2/28/28	CAD	6,865	4,760
	Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	2,618	1,833
	Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	892	756
	Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	887	482
	Canadian Tire Corp. Ltd.	5.372%	9/16/30	CAD	1,000	753
	Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	1,016	747
	Canadian Utilities Ltd.	4.851%	6/3/52	CAD	1,380	991
	Canadian Western Bank	1.926%	4/16/26	CAD	1,860	1,304
	Canadian Western Bank	5.146%	9/2/27	CAD	1,500	1,121
	Canadian Western Bank	1.818%	12/16/27	CAD	1,496	1,022
	Canadian Western Bank	5.937%	12/22/32	CAD	1,000	752
	Capital City Link General Partnership	4.386%	3/31/46	CAD	360	243
	Capital Power Corp.	4.986%	1/23/26	CAD	854	620
	Capital Power Corp.	5.378%	1/25/27	CAD	3,055	2,258
	Capital Power Corp.	4.424%	2/8/30	CAD	1,069	762
	Capital Power Corp.	4.831%	9/16/31	CAD	2,500	1,795
	Capital Power Corp.	3.147%	10/1/32	CAD	1,224	783
	Capital Power Corp.	5.973%	1/25/34	CAD	1,665	1,268
	CCL Industries Inc.	3.864%	4/13/28	CAD	825	588
	Cenovus Energy Inc.	3.600%	3/10/27	CAD	1,125	804
	Cenovus Energy Inc.	3.500%	2/7/28	CAD	6,349	4,496
	Central 1 Credit Union	4.648%	2/7/28	CAD	1,200	872
	Central 1 Credit Union	2.391%	6/30/31	CAD	1,496	1,038
	Choice Properties REIT	2.848%	5/21/27	CAD	3,551	2,491
	Choice Properties REIT	4.178%	3/8/28	CAD	2,550	1,849
	Choice Properties REIT	3.532%	6/11/29	CAD	3,623	2,541
	Choice Properties REIT	5.030%	2/28/31	CAD	1,500	1,114
	Choice Properties REIT	6.003%	6/24/32	CAD	2,900	2,262
	Choice Properties REIT	5.400%	3/1/33	CAD	1,700	1,276
	Choice Properties REIT	5.699%	2/28/34	CAD	1,300	993
	CI Financial Corp.	7.000%	12/2/25	CAD	930	684
	Clover LP	4.216%	3/31/34	CAD	735	519
	Clover LP	4.216%	6/30/34	CAD	700	494
	Coastal Gaslink Pipeline LP	4.673%	6/30/27	CAD	1,500	1,104
	Coastal Gaslink Pipeline LP	4.691%	9/30/29	CAD	2,000	1,486
	Coastal Gaslink Pipeline LP	4.907%	6/30/31	CAD	4,000	2,994
	Coastal Gaslink Pipeline LP	5.395%	9/30/36	CAD	5,500	4,214
	Coastal Gaslink Pipeline LP	5.538%	6/30/39	CAD	2,500	1,939
	Coastal Gaslink Pipeline LP	5.606%	9/30/42	CAD	4,500	3,495
	Coastal Gaslink Pipeline LP	5.607%	6/30/44	CAD	5,000	3,903
	Coastal Gaslink Pipeline LP	5.606%	3/30/47	CAD	5,000	3,923
	Coastal Gaslink Pipeline LP	5.857%	3/30/49	CAD	2,965	2,397
	Cogeco Communications Inc.	2.991%	9/22/31	CAD	1,796	1,172
	Cogeco Communications Inc.	5.299%	2/16/33	CAD	1,000	742
	Concordia University	6.550%	9/2/42	CAD	1,529	1,323
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	835	557
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	1,792	1,246
	Crombie REIT	3.677%	8/26/26	CAD	1,529	1,096
	Crombie REIT	3.917%	6/21/27	CAD	917	657
	Crombie REIT	2.686%	3/31/28	CAD	892	613
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	1,473	977
	CU Inc.	4.543%	10/24/41	CAD	1,019	722
	CU Inc.	3.805%	9/10/42	CAD	3,591	2,314
	CU Inc.	4.722%	9/9/43	CAD	3,529	2,553
7

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CU Inc.	4.085%	9/2/44	CAD	4,055	2,695
CU Inc.	3.964%	7/27/45	CAD	1,529	997
CU Inc.	3.763%	11/19/46	CAD	765	481
CU Inc.	3.548%	11/22/47	CAD	1,267	767
CU Inc.	3.950%	11/23/48	CAD	493	318
CU Inc.	2.963%	9/7/49	CAD	2,296	1,245
CU Inc.	3.174%	9/5/51	CAD	823	458
CU Inc.	4.773%	9/14/52	CAD	1,000	732
CU Inc.	5.088%	9/20/53	CAD	1,600	1,228
CU Inc.	4.211%	10/29/55	CAD	5,654	3,765
Dollarama Inc.	1.871%	7/8/26	CAD	1,496	1,045
Dollarama Inc.	1.505%	9/20/27	CAD	1,019	691
Dollarama Inc.	2.443%	7/9/29	CAD	2,189	1,477
Dollarama Inc.	5.165%	4/26/30	CAD	1,300	982
Dream Industrial REIT	1.662%	12/22/25	CAD	1,496	1,049
Dream Industrial REIT	2.539%	12/7/26	CAD	900	628
Dream Industrial REIT	2.057%	6/17/27	CAD	2,095	1,432
Dream Summit Industrial LP	1.820%	4/1/26	CAD	1,571	1,102
Dream Summit Industrial LP	2.440%	7/14/28	CAD	1,496	1,013
Emera Inc.	4.838%	5/2/30	CAD	1,700	1,245
Enbridge Gas Inc.	2.810%	6/1/26	CAD	1,047	742
Enbridge Gas Inc.	2.500%	8/5/26	CAD	1,016	716
Enbridge Gas Inc.	5.460%	10/6/28	CAD	5,000	3,813
Enbridge Gas Inc.	2.900%	4/1/30	CAD	2,550	1,745
Enbridge Gas Inc.	2.350%	9/15/31	CAD	3,000	1,938
Enbridge Gas Inc.	4.150%	8/17/32	CAD	2,200	1,575
Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,759	1,282
Enbridge Gas Inc.	4.200%	6/2/44	CAD	2,153	1,438
Enbridge Gas Inc.	4.000%	8/22/44	CAD	1,916	1,243
Enbridge Gas Inc.	3.800%	6/1/46	CAD	1,529	957
Enbridge Gas Inc.	3.590%	11/22/47	CAD	917	552
Enbridge Gas Inc.	3.510%	11/29/47	CAD	2,391	1,418
Enbridge Gas Inc.	3.010%	8/9/49	CAD	1,529	822
Enbridge Gas Inc.	3.650%	4/1/50	CAD	2,172	1,309
Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,377	1,018
Enbridge Gas Inc.	3.200%	9/15/51	CAD	1,871	1,029
Enbridge Gas Inc.	4.550%	8/17/52	CAD	1,200	836
Enbridge Inc.	3.200%	6/8/27	CAD	7,547	5,344
Enbridge Inc.	5.700%	11/9/27	CAD	2,100	1,587
Enbridge Inc.	4.900%	5/26/28	CAD	1,200	891
Enbridge Inc.	2.990%	10/3/29	CAD	3,666	2,508
Enbridge Inc.	6.100%	11/9/32	CAD	4,200	3,342
Enbridge Inc.	3.100%	9/21/33	CAD	2,990	1,944
Enbridge Inc.	4.240%	8/27/42	CAD	1,322	842
Enbridge Inc.	4.570%	3/11/44	CAD	3,107	2,053
Enbridge Inc.	4.870%	11/21/44	CAD	2,142	1,468
Enbridge Inc.	4.100%	9/21/51	CAD	1,497	897
Enbridge Inc.	6.510%	11/9/52	CAD	800	677
Enbridge Inc.	5.760%	5/26/53	CAD	1,300	1,000
Enbridge Inc.	5.320%	8/22/54	CAD	3,000	2,180
Enbridge Pipelines Inc.	3.000%	8/10/26	CAD	1,800	1,278
Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	2,369	1,676
Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,093	1,389
Enbridge Pipelines Inc.	5.330%	4/6/40	CAD	1,000	728
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	2,856	1,863
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	2,548	1,560
Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,079	1,301
Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,651	1,005
Energir Inc.	2.100%	4/16/27	CAD	737	509
Energir Inc.	3.530%	5/16/47	CAD	1,085	657
Energir LP	3.040%	2/9/32	CAD	2,516	1,679
Energir LP	4.830%	6/2/53	CAD	1,300	963
ENMAX Corp.	3.836%	6/5/28	CAD	946	674
ENMAX Corp.	3.876%	10/18/29	CAD	2,443	1,728
ENMAX Corp.	4.695%	10/9/34	CAD	2,200	1,568
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	1,522	1,079
EPCOR Utilities Inc.	3.554%	11/27/47	CAD	3,571	2,164
EPCOR Utilities Inc.	3.106%	7/8/49	CAD	1,272	707
EPCOR Utilities Inc.	2.899%	5/19/50	CAD	1,961	1,042
EPCOR Utilities Inc.	3.287%	6/28/51	CAD	747	424
8

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	EPCOR Utilities Inc.	4.725%	9/2/52	CAD	2,000	1,451
	EPCOR Utilities Inc.	5.326%	10/3/53	CAD	3,200	2,529
	Equitable Bank	1.876%	11/26/25	CAD	1,019	716
	Fair Hydro Trust	3.357%	5/15/35	CAD	3,609	2,485
	Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	2,550	1,859
	Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	2,157	1,568
	Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,195	863
	Federation des Caisses Desjardins du Quebec	1.093%	1/21/26	CAD	2,325	1,621
	Federation des Caisses Desjardins du Quebec	1.587%	9/10/26	CAD	1,100	763
	Federation des Caisses Desjardins du Quebec	4.407%	5/19/27	CAD	3,900	2,845
	Federation des Caisses Desjardins du Quebec	5.475%	8/16/28	CAD	1,800	1,367
	Federation des Caisses Desjardins du Quebec	5.467%	11/17/28	CAD	10,500	7,976
	Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	3,506	2,450
	Federation des Caisses Desjardins du Quebec	5.035%	8/23/32	CAD	3,900	2,870
	Finning International Inc.	5.077%	6/13/42	CAD	900	629
	First Capital REIT	3.753%	7/12/27	CAD	1,553	1,106
	Fortis Inc.	2.180%	5/15/28	CAD	1,568	1,070
	Fortis Inc.	4.431%	5/31/29	CAD	4,600	3,356
	Fortis Inc.	5.677%	11/8/33	CAD	2,500	1,947
	FortisAlberta Inc.	3.672%	9/9/47	CAD	2,136	1,319
	FortisAlberta Inc.	2.632%	6/8/51	CAD	748	372
	FortisAlberta Inc.	4.862%	5/26/53	CAD	1,500	1,105
	FortisBC Energy Inc.	6.500%	5/1/34	CAD	5,102	4,210
	FortisBC Energy Inc.	5.900%	2/26/35	CAD	1,300	1,036
	FortisBC Energy Inc.	6.050%	2/15/38	CAD	5,102	4,145
	FortisBC Inc.	4.000%	10/28/44	CAD	1,071	687
	Gibson Energy Inc.	2.850%	7/14/27	CAD	1,321	926
	Gibson Energy Inc.	3.600%	9/17/29	CAD	5,892	4,149
	Gibson Energy Inc.	5.750%	7/12/33	CAD	1,200	927
	Granite REIT Holdings LP	3.062%	6/4/27	CAD	1,949	1,369
	Granite REIT Holdings LP	2.194%	8/30/28	CAD	1,496	1,003
	Granite REIT Holdings LP	2.378%	12/18/30	CAD	2,028	1,303
	Granite REIT Holdings LP	4.348%	10/4/31	CAD	2,300	1,629
	Greater Toronto Airports Authority	1.540%	5/3/28	CAD	3,156	2,117
	Greater Toronto Airports Authority	2.730%	4/3/29	CAD	5,509	3,804
	Greater Toronto Airports Authority	3.260%	6/1/37	CAD	2,326	1,479
	Greater Toronto Airports Authority	2.750%	10/17/39	CAD	3,889	2,271
	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	4,081	3,179
[3]	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,550	1,826
	Greater Toronto Airports Authority	3.150%	10/5/51	CAD	1,100	622
	Great-West Lifeco Inc.	1.750%	12/7/26	EUR	400	424
	Great-West Lifeco Inc.	3.337%	2/28/28	CAD	2,000	1,425
	Great-West Lifeco Inc.	2.379%	5/14/30	CAD	5,584	3,725
	Great-West Lifeco Inc.	6.670%	3/21/33	CAD	1,015	841
	Great-West Lifeco Inc.	5.998%	11/16/39	CAD	5,612	4,562
	Great-West Lifeco Inc.	2.981%	7/8/50	CAD	770	411
	H&R REIT	2.906%	6/2/26	CAD	2,550	1,798
	Honda Canada Finance Inc.	1.337%	3/17/26	CAD	1,885	1,313
	Honda Canada Finance Inc.	1.711%	9/28/26	CAD	1,494	1,036
	Honda Canada Finance Inc.	4.873%	9/23/27	CAD	4,200	3,103
	Honda Canada Finance Inc.	4.899%	2/21/29	CAD	2,700	2,012
	Honda Canada Finance Inc.	4.900%	6/4/29	CAD	3,000	2,248
	Hospital for Sick Children	3.416%	12/7/57	CAD	1,346	772
	Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	2,756	2,046
	Hydro One Inc.	2.770%	2/24/26	CAD	5,000	3,555
	Hydro One Inc.	4.910%	1/27/28	CAD	2,200	1,642
	Hydro One Inc.	3.020%	4/5/29	CAD	1,939	1,354
	Hydro One Inc.	7.350%	6/3/30	CAD	1,019	850
	Hydro One Inc.	1.690%	1/16/31	CAD	3,000	1,914
	Hydro One Inc.	2.230%	9/17/31	CAD	3,246	2,099
	Hydro One Inc.	6.930%	6/1/32	CAD	578	485
	Hydro One Inc.	4.160%	1/27/33	CAD	2,000	1,449
	Hydro One Inc.	4.390%	3/1/34	CAD	3,000	2,191
	Hydro One Inc.	4.250%	1/4/35	CAD	2,500	1,793
	Hydro One Inc.	5.360%	5/20/36	CAD	509	395
	Hydro One Inc.	4.890%	3/13/37	CAD	2,550	1,899
	Hydro One Inc.	5.490%	7/16/40	CAD	1,798	1,412
	Hydro One Inc.	4.390%	9/26/41	CAD	2,610	1,820
	Hydro One Inc.	4.590%	10/9/43	CAD	2,805	2,000
	Hydro One Inc.	4.170%	6/6/44	CAD	1,300	877
9

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hydro One Inc.	3.910%	2/23/46	CAD	1,633	1,058
Hydro One Inc.	5.000%	10/19/46	CAD	1,019	766
Hydro One Inc.	3.720%	11/18/47	CAD	1,734	1,084
Hydro One Inc.	3.630%	6/25/49	CAD	4,653	2,854
Hydro One Inc.	2.710%	2/28/50	CAD	1,713	882
Hydro One Inc.	3.100%	9/15/51	CAD	2,170	1,196
Hydro One Inc.	4.000%	12/22/51	CAD	1,023	663
Hydro One Inc.	4.460%	1/27/53	CAD	1,100	770
Hydro One Inc.	4.850%	11/30/54	CAD	2,000	1,488
Hydro One Inc.	3.790%	7/31/62	CAD	1,019	616
Hydro One Ltd.	1.410%	10/15/27	CAD	5,859	3,987
Hydro Ottawa Capital Corp.	3.991%	5/14/43	CAD	1,071	676
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	1,996	1,396
Hyundai Capital Canada Inc.	3.196%	2/16/27	CAD	1,674	1,186
Hyundai Capital Canada Inc.	5.565%	3/8/28	CAD	6,200	4,666
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	1,529	1,081
iA Financial Corp. Inc.	3.187%	2/25/32	CAD	1,700	1,202
IGM Financial Inc.	3.440%	1/26/27	CAD	1,986	1,417
IGM Financial Inc.	4.115%	12/9/47	CAD	3,104	1,989
IGM Financial Inc.	4.174%	7/13/48	CAD	500	323
IGM Financial Inc.	4.206%	3/21/50	CAD	1,513	978
IGM Financial Inc.	5.426%	5/26/53	CAD	800	620
InPower BC General Partnership	4.471%	3/31/33	CAD	1,832	1,306
Intact Financial Corp.	3.770%	3/2/26	CAD	1,211	871
Intact Financial Corp.	2.850%	6/7/27	CAD	1,179	828
Intact Financial Corp.	2.179%	5/18/28	CAD	1,800	1,230
Intact Financial Corp.	1.928%	12/16/30	CAD	3,776	2,433
Intact Financial Corp.	4.653%	5/16/34	CAD	1,200	884
Intact Financial Corp.	5.160%	6/16/42	CAD	1,520	1,147
Intact Financial Corp.	2.954%	12/16/50	CAD	1,254	667
Intact Financial Corp.	3.765%	5/20/53	CAD	1,000	615
Intact Financial Corp.	5.276%	9/14/54	CAD	1,500	1,175
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	74	57
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,675	1,192
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	2,696	1,940
Inter Pipeline Ltd.	5.760%	2/17/28	CAD	3,200	2,401
Inter Pipeline Ltd.	5.710%	5/29/30	CAD	2,700	2,033
Inter Pipeline Ltd.	3.983%	11/25/31	CAD	2,818	1,905
Inter Pipeline Ltd.	5.849%	5/18/32	CAD	2,060	1,545
Inter Pipeline Ltd.	6.380%	2/17/33	CAD	1,700	1,311
Inter Pipeline Ltd.	6.590%	2/9/34	CAD	2,943	2,295
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	1,792	1,113
Inter Pipeline Ltd.	5.091%	11/27/51	CAD	847	549
Keyera Corp.	3.934%	6/21/28	CAD	1,123	804
Keyera Corp.	3.959%	5/29/30	CAD	1,622	1,146
Keyera Corp.	5.022%	3/28/32	CAD	1,488	1,092
Keyera Corp.	5.663%	1/4/54	CAD	2,000	1,498
Kingston Solar LP	3.571%	7/31/35	CAD	18	13
Liberty Utilities Canada LP	3.315%	2/14/50	CAD	3,700	1,974
Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	3,782	2,785
Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	1,833	1,212
Loblaw Cos. Ltd.	5.008%	9/13/32	CAD	600	451
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,272	991
Loblaw Cos. Ltd.	5.336%	9/13/52	CAD	2,000	1,506
Loblaw Cos. Ltd.	5.115%	3/4/54	CAD	2,665	1,939
Lower Mattagami Energy LP	2.433%	5/14/31	CAD	1,459	959
Lower Mattagami Energy LP	5.139%	5/18/41	CAD	2,443	1,859
Lower Mattagami Energy LP	4.175%	4/23/52	CAD	900	602
Magna International Inc.	4.950%	1/31/31	CAD	1,200	892
Magna International Inc.	4.375%	3/17/32	EUR	2,500	2,849
Manulife Bank of Canada	1.337%	2/26/26	CAD	2,471	1,723
Manulife Bank of Canada	1.536%	9/14/26	CAD	1,496	1,035
Manulife Bank of Canada	2.864%	2/16/27	CAD	2,418	1,708
Manulife Bank of Canada	4.546%	3/8/29	CAD	2,000	1,473
Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,933	1,419
Manulife Financial Corp.	5.409%	3/10/33	CAD	4,100	3,073
Manulife Financial Corp.	2.818%	5/13/35	CAD	9,204	6,170
Metro Inc.	3.390%	12/6/27	CAD	1,514	1,079
Metro Inc.	5.970%	10/15/35	CAD	575	457
Metro Inc.	5.030%	12/1/44	CAD	1,900	1,373
10

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Metro Inc.	4.270%	12/4/47	CAD	1,334	865
	Metro Inc.	3.413%	2/28/50	CAD	1,224	683
	Mountain View Partners GP	3.974%	3/31/51	CAD	84	52
	National Bank of Canada	5.296%	11/3/25	CAD	2,000	1,458
	National Bank of Canada	1.534%	6/15/26	CAD	2,971	2,065
	National Bank of Canada	2.237%	11/4/26	CAD	3,367	2,354
	National Bank of Canada	0.125%	1/27/27	EUR	12,800	13,168
	National Bank of Canada	5.219%	6/14/28	CAD	6,200	4,657
	National Bank of Canada	5.023%	2/1/29	CAD	8,110	6,076
	National Bank of Canada	5.426%	8/16/32	CAD	1,015	756
	National Bank of Canada	5.279%	2/15/34	CAD	4,000	2,981
	NAV Canada	2.063%	5/29/30	CAD	2,994	1,965
	NAV Canada	3.293%	3/30/48	CAD	3,572	2,130
	NAV Canada	2.924%	9/29/51	CAD	577	315
	North Battleford Power LP	4.958%	12/31/32	CAD	1,453	1,050
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	4/24/26	CAD	2,618	1,866
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	2,095	1,456
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	3,870	2,717
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	2,524	1,837
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/31	CAD	4,201	2,789
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	2,805	1,989
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	7,493	4,991
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	3,729	2,714
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,144	794
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	1,950	1,211
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,522	1,634
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	3,344	2,022
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	751	492
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,539	1,008
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	730	461
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	1,174	727
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	2,825	1,832
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/42	CAD	774	501
	Nova Scotia Power Inc.	4.951%	11/15/32	CAD	1,000	736
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,053	797
	Nova Scotia Power Inc.	4.150%	3/6/42	CAD	900	577
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,052	703
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,401	797
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	946	509
	Nova Scotia Power Inc.	5.355%	3/24/53	CAD	2,000	1,493
	OMERS Realty Corp.	5.381%	11/14/28	CAD	7,460	5,652
	OMERS Realty Corp.	3.628%	6/5/30	CAD	2,296	1,615
	Ontario Power Generation Inc.	1.170%	4/22/26	CAD	1,200	832
	Ontario Power Generation Inc.	3.315%	10/4/27	CAD	3,195	2,272
	Ontario Power Generation Inc.	2.977%	9/13/29	CAD	4,082	2,822
	Ontario Power Generation Inc.	4.831%	6/28/34	CAD	9,000	6,701
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	3,061	1,906
	Ontario Power Generation Inc.	4.248%	1/18/49	CAD	800	530
	Ontario Power Generation Inc.	3.651%	9/13/50	CAD	923	552
	Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,457	761
	Ontario Power Generation Inc.	4.990%	6/28/54	CAD	2,000	1,483
	OPB Finance Trust	2.950%	2/2/26	CAD	19,699	14,037
	OPB Finance Trust	2.980%	1/25/27	CAD	2,543	1,810
	OPB Finance Trust	3.890%	7/4/42	CAD	700	466
	Original Wempi Inc.	7.791%	10/4/27	CAD	4,000	3,098
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	822	533
	Pembina Pipeline Corp.	3.710%	8/11/26	CAD	2,470	1,773
	Pembina Pipeline Corp.	4.240%	6/15/27	CAD	1,525	1,105
	Pembina Pipeline Corp.	4.020%	3/27/28	CAD	1,046	756
	Pembina Pipeline Corp.	3.620%	4/3/29	CAD	2,229	1,575
	Pembina Pipeline Corp.	3.310%	2/1/30	CAD	3,776	2,611
	Pembina Pipeline Corp.	3.530%	12/10/31	CAD	2,600	1,767
	Pembina Pipeline Corp.	5.220%	6/28/33	CAD	5,000	3,735
	Pembina Pipeline Corp.	4.750%	4/30/43	CAD	1,525	1,017
	Pembina Pipeline Corp.	4.810%	3/25/44	CAD	3,730	2,501
	Pembina Pipeline Corp.	4.740%	1/21/47	CAD	1,723	1,138
	Pembina Pipeline Corp.	4.750%	3/26/48	CAD	3,314	2,186
	Pembina Pipeline Corp.	4.540%	4/3/49	CAD	2,856	1,822
	Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,523	989
	Pembina Pipeline Corp.	5.670%	1/12/54	CAD	3,186	2,381
11

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Plenary Health Bridgepoint LP	7.246%	8/31/42	CAD	827	711
Plenary Health Care Partnerships Humber LP	4.895%	5/31/39	CAD	1,048	752
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	3,157	2,537
Power Corp. of Canada	4.455%	7/27/48	CAD	1,496	1,024
Primaris REIT	4.727%	3/30/27	CAD	900	656
Reliance LP	3.750%	3/15/26	CAD	949	681
Reliance LP	2.680%	12/1/27	CAD	1,543	1,064
Reliance LP	2.670%	8/1/28	CAD	1,496	1,015
RioCan REIT	1.974%	6/15/26	CAD	1,529	1,067
RioCan REIT	2.361%	3/10/27	CAD	917	636
RioCan REIT	2.829%	11/8/28	CAD	2,424	1,649
RioCan REIT	5.962%	10/1/29	CAD	1,400	1,069
RioCan REIT	5.470%	3/1/30	CAD	2,000	1,495
Rogers Communications Inc.	3.650%	3/31/27	CAD	8,483	6,066
Rogers Communications Inc.	5.700%	9/21/28	CAD	4,000	3,045
Rogers Communications Inc.	4.400%	11/2/28	CAD	1,066	776
Rogers Communications Inc.	3.750%	4/15/29	CAD	3,162	2,240
Rogers Communications Inc.	3.250%	5/1/29	CAD	4,024	2,782
Rogers Communications Inc.	3.300%	12/10/29	CAD	2,200	1,513
Rogers Communications Inc.	5.800%	9/21/30	CAD	1,990	1,538
Rogers Communications Inc.	2.900%	12/9/30	CAD	2,637	1,759
Rogers Communications Inc.	4.250%	4/15/32	CAD	4,262	3,007
Rogers Communications Inc.	5.900%	9/21/33	CAD	4,070	3,181
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,553	1,276
Rogers Communications Inc.	6.750%	11/9/39	CAD	4,661	3,850
Rogers Communications Inc.	6.110%	8/25/40	CAD	3,150	2,457
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,652	1,348
Rogers Communications Inc.	4.250%	12/9/49	CAD	1,786	1,099
Rogers Communications Inc.	5.250%	4/15/52	CAD	3,720	2,657
Royal Bank of Canada	1.589%	5/4/26	CAD	4,490	3,136
Royal Bank of Canada	1.782%	5/20/26	CAD	5,791	4,050
Royal Bank of Canada	0.050%	6/19/26	EUR	8,728	9,115
Royal Bank of Canada	5.235%	11/2/26	CAD	6,400	4,735
Royal Bank of Canada	0.010%	1/21/27	EUR	7,631	7,839
Royal Bank of Canada	2.328%	1/28/27	CAD	9,062	6,324
Royal Bank of Canada	0.125%	4/26/27	EUR	25,000	25,579
Royal Bank of Canada	3.625%	6/14/27	GBP	5,000	6,223
Royal Bank of Canada	4.612%	7/26/27	CAD	8,600	6,313
Royal Bank of Canada	2.375%	9/13/27	EUR	7,500	8,093
Royal Bank of Canada	1.500%	9/15/27	EUR	10,300	10,851
Royal Bank of Canada	4.642%	1/17/28	CAD	11,000	8,111
Royal Bank of Canada	5.000%	1/24/28	GBP	2,000	2,579
Royal Bank of Canada	4.632%	5/1/28	CAD	8,700	6,424
Royal Bank of Canada	1.833%	7/31/28	CAD	4,658	3,138
Royal Bank of Canada	2.125%	4/26/29	EUR	9,600	10,009
Royal Bank of Canada	5.228%	6/24/30	CAD	4,500	3,430
Royal Bank of Canada	4.000%	10/17/30	CAD	6,200	4,462
Royal Bank of Canada	2.140%	11/3/31	CAD	4,415	3,067
Royal Bank of Canada	2.940%	5/3/32	CAD	3,860	2,707
Royal Bank of Canada	1.670%	1/28/33	CAD	3,367	2,256
Royal Bank of Canada	5.010%	2/1/33	CAD	4,700	3,469
Royal Bank of Canada	5.096%	4/3/34	CAD	5,000	3,708
Royal Bank of Canada	4.829%	8/8/34	CAD	4,500	3,302
Royal Bank of Canada	4.464%	10/17/35	CAD	3,500	2,532
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	943	658
Sagen MI Canada Inc.	3.261%	3/5/31	CAD	1,600	1,029
Saputo Inc.	1.415%	6/19/26	CAD	1,019	706
Saputo Inc.	5.250%	11/29/29	CAD	1,100	831
Saputo Inc.	5.492%	11/20/30	CAD	2,450	1,872
Scotiabank Capital Trust	5.650%	12/31/56	CAD	2,013	1,542
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	2,132	1,493
SGTP Highway Bypass LP	4.105%	1/31/45	CAD	1,425	953
Simon Fraser University	5.613%	6/10/43	CAD	130	102
SmartCentres REIT	3.834%	12/21/27	CAD	2,550	1,815
SmartCentres REIT	5.354%	5/29/28	CAD	1,100	816
SmartCentres REIT	2.307%	12/18/28	CAD	1,326	878
SmartCentres REIT	3.526%	12/20/29	CAD	3,316	2,273
SmartCentres REIT	3.648%	12/11/30	CAD	1,019	689
South Bow Canadian Infrastructure Holdings Ltd.	4.616%	2/1/32	CAD	2,500	1,796
SSL Finance Inc.	4.099%	10/31/45	CAD	1,423	931
12

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Stantec Inc.	5.393%	6/27/30	CAD	900	677
Sun Life Financial Inc.	2.460%	11/18/31	CAD	2,000	1,401
Sun Life Financial Inc.	2.580%	5/10/32	CAD	2,805	1,960
Sun Life Financial Inc.	2.800%	11/21/33	CAD	4,019	2,760
Sun Life Financial Inc.	4.780%	8/10/34	CAD	3,300	2,444
Sun Life Financial Inc.	2.060%	10/1/35	CAD	5,023	3,217
Sun Life Financial Inc.	5.120%	5/15/36	CAD	2,000	1,497
Sun Life Financial Inc.	5.400%	5/29/42	CAD	2,473	1,880
Suncor Energy Inc.	5.000%	4/9/30	CAD	2,000	1,476
Suncor Energy Inc.	4.340%	9/13/46	CAD	1,141	743
Suncor Energy Inc.	3.950%	3/4/51	CAD	1,452	878
TELUS Corp.	3.750%	3/10/26	CAD	3,518	2,529
TELUS Corp.	2.750%	7/8/26	CAD	4,000	2,824
TELUS Corp.	2.350%	1/27/28	CAD	3,061	2,101
TELUS Corp.	3.625%	3/1/28	CAD	4,899	3,493
TELUS Corp.	4.800%	12/15/28	CAD	2,400	1,776
TELUS Corp.	3.300%	5/2/29	CAD	3,863	2,704
TELUS Corp.	5.000%	9/13/29	CAD	2,200	1,649
TELUS Corp.	5.600%	9/9/30	CAD	1,993	1,529
TELUS Corp.	2.850%	11/13/31	CAD	1,600	1,043
TELUS Corp.	5.250%	11/15/32	CAD	4,000	3,001
TELUS Corp.	4.950%	3/28/33	CAD	2,000	1,471
TELUS Corp.	5.750%	9/8/33	CAD	3,010	2,330
TELUS Corp.	5.100%	2/15/34	CAD	1,500	1,112
TELUS Corp.	4.400%	4/1/43	CAD	1,490	952
TELUS Corp.	4.850%	4/5/44	CAD	4,720	3,183
TELUS Corp.	4.750%	1/17/45	CAD	1,403	932
TELUS Corp.	4.400%	1/29/46	CAD	1,909	1,206
TELUS Corp.	4.700%	3/6/48	CAD	2,307	1,513
TELUS Corp.	3.950%	2/16/50	CAD	3,260	1,885
TELUS Corp.	4.100%	4/5/51	CAD	2,028	1,200
TELUS Corp.	5.650%	9/13/52	CAD	2,400	1,798
TELUS Corp.	5.950%	9/8/53	CAD	1,160	903
Teranet Holdings LP	5.754%	12/17/40	CAD	1,732	1,235
Teranet Holdings LP	6.100%	6/17/41	CAD	1,198	885
TMX Group Ltd.	3.779%	6/5/28	CAD	2,300	1,652
TMX Group Ltd.	4.836%	2/18/32	CAD	4,950	3,689
TMX Group Ltd.	4.970%	2/16/34	CAD	1,600	1,200
Toromont Industries Ltd.	3.842%	10/27/27	CAD	1,119	804
Toronto Hydro Corp.	2.520%	8/25/26	CAD	2,805	1,980
Toronto Hydro Corp.	2.430%	12/11/29	CAD	3,061	2,073
Toronto Hydro Corp.	3.550%	7/28/45	CAD	846	522
Toronto Hydro Corp.	3.485%	2/28/48	CAD	2,603	1,573
Toronto Hydro Corp.	3.270%	10/18/51	CAD	897	512
Toronto Hydro Corp.	4.950%	10/13/52	CAD	1,500	1,131
Toronto-Dominion Bank	1.128%	12/9/25	CAD	5,307	3,711
Toronto-Dominion Bank	4.344%	1/27/26	CAD	3,800	2,748
Toronto-Dominion Bank	3.879%	3/13/26	EUR	14,000	15,480
Toronto-Dominion Bank	5.423%	7/10/26	CAD	3,500	2,583
Toronto-Dominion Bank	3.765%	9/8/26	EUR	20,000	22,208
Toronto-Dominion Bank	2.260%	1/7/27	CAD	5,580	3,888
Toronto-Dominion Bank	0.500%	1/18/27	EUR	3,700	3,819
Toronto-Dominion Bank	2.875%	4/5/27	GBP	5,800	7,100
Toronto-Dominion Bank	4.210%	6/1/27	CAD	11,904	8,638
Toronto-Dominion Bank	0.100%	7/19/27	EUR	10,219	10,378
Toronto-Dominion Bank	2.551%	8/3/27	EUR	4,000	4,306
Toronto-Dominion Bank	5.376%	10/21/27	CAD	7,000	5,249
Toronto-Dominion Bank	4.477%	1/18/28	CAD	7,500	5,496
Toronto-Dominion Bank	1.888%	3/8/28	CAD	12,143	8,243
Toronto-Dominion Bank	5.491%	9/8/28	CAD	10,000	7,596
Toronto-Dominion Bank	4.680%	1/8/29	CAD	10,000	7,409
Toronto-Dominion Bank	3.631%	12/13/29	EUR	10,000	11,035
Toronto-Dominion Bank	1.952%	4/8/30	EUR	8,600	8,708
Toronto-Dominion Bank	4.002%	10/31/30	CAD	3,500	2,552
Toronto-Dominion Bank	4.859%	3/4/31	CAD	3,140	2,276
Toronto-Dominion Bank	3.060%	1/26/32	CAD	5,500	3,877
Toronto-Dominion Bank	3.129%	8/3/32	EUR	2,000	2,120
Toronto-Dominion Bank	3.247%	2/16/34	EUR	4,738	5,294
Toronto-Dominion Bank	5.177%	4/9/34	CAD	5,700	4,236
Toronto-Dominion Bank	4.423%	10/31/35	CAD	3,500	2,628
13

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Tourmaline Oil Corp.	2.529%	2/12/29	CAD	1,500	1,019
	Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	1,408	980
	Toyota Credit Canada Inc.	4.420%	6/28/27	CAD	2,000	1,465
	Toyota Credit Canada Inc.	4.330%	1/24/28	CAD	1,200	877
	Toyota Credit Canada Inc.	5.160%	7/12/28	CAD	1,600	1,204
	Toyota Credit Canada Inc.	4.440%	6/27/29	CAD	4,000	2,951
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	8,230	5,911
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	3,125	2,220
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	2,303	1,772
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	1,425	985
	TransCanada PipeLines Ltd.	5.277%	7/15/30	CAD	8,300	6,291
	TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	2,000	1,337
	TransCanada PipeLines Ltd.	5.330%	5/12/32	CAD	1,995	1,516
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	66	61
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	5,071	3,392
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	1,559	1,001
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	6,496	4,147
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	3,540	2,203
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	5,335	3,383
	TransCanada PipeLines Ltd.	5.920%	5/12/52	CAD	1,300	1,035
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	315	192
	TriSummit Utilities Inc.	3.150%	4/6/26	CAD	925	657
	University of Ottawa	2.635%	2/13/60	CAD	1,869	861
	University of Toronto	4.251%	12/7/51	CAD	1,275	855
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	7,654	5,899
	Vancouver Airport Authority	2.874%	10/18/49	CAD	1,074	577
	Vancouver Airport Authority	2.800%	9/21/50	CAD	1,222	647
	Veren Inc.	4.968%	6/21/29	CAD	1,000	737
	Videotron Ltd.	4.650%	7/15/29	CAD	10,000	7,312
	Videotron Ltd.	4.500%	1/15/30	CAD	2,000	1,444
	Videotron Ltd.	5.000%	7/15/34	CAD	1,667	1,214
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	862	618
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,129	791
	WSP Global Inc.	2.408%	4/19/28	CAD	1,821	1,246
	WSP Global Inc.	5.548%	11/22/30	CAD	1,965	1,503
	York University	6.480%	3/7/42	CAD	879	746
						1,610,314
China (0.0%)
	Prosus NV	1.539%	8/3/28	EUR	704	710
	Prosus NV	1.288%	7/13/29	EUR	2,616	2,540
	Prosus NV	2.031%	8/3/32	EUR	5,485	5,130
	Prosus NV	1.985%	7/13/33	EUR	2,214	2,026
	Prosus NV	2.778%	1/19/34	EUR	3,900	3,760
	State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	1,128	1,207
	State Grid Overseas Investment BVI Ltd.	0.797%	8/5/26	EUR	4,935	5,157
	State Grid Overseas Investment BVI Ltd.	2.125%	5/2/30	EUR	3,485	3,619
						24,149
Czech Republic (0.0%)
	CEZ A/S	3.000%	6/5/28	EUR	6,359	6,827
	EP Infrastructure A/S	1.698%	7/30/26	EUR	414	433
	EP Infrastructure A/S	2.045%	10/9/28	EUR	3,187	3,193
	EP Infrastructure A/S	1.816%	3/2/31	EUR	2,060	1,918
	EPH Financing International A/S	6.651%	11/13/28	EUR	4,000	4,673
	EPH Financing International A/S	5.875%	11/30/29	EUR	4,700	5,347
						22,391
Denmark (0.5%)
	AP Moller - Maersk A/S	1.750%	3/16/26	EUR	15,275	16,341
	AP Moller - Maersk A/S	0.750%	11/25/31	EUR	7,214	6,599
	Carlsberg Breweries A/S	3.500%	11/26/26	EUR	12,000	13,210
	Carlsberg Breweries A/S	0.875%	7/1/29	EUR	2,500	2,457
	Carlsberg Breweries A/S	0.625%	3/9/30	EUR	5,895	5,606
	Danfoss Finance I BV	0.125%	4/28/26	EUR	4,831	5,036
	Danfoss Finance I BV	0.375%	10/28/28	EUR	2,000	1,941
	Danfoss Finance II BV	4.125%	12/2/29	EUR	5,000	5,617
	Danmarks Skibskredit A/S	0.250%	6/21/28	EUR	9,300	9,161
	Danske Bank A/S	4.000%	1/12/27	EUR	4,299	4,732
	Danske Bank A/S	0.750%	11/22/27	EUR	7,631	7,844
	Danske Bank A/S	2.250%	1/14/28	GBP	6,285	7,597
	Danske Bank A/S	6.500%	8/23/28	GBP	2,500	3,345
14

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Danske Bank A/S	0.750%	6/9/29	EUR	10,224	10,178
Danske Bank A/S	4.750%	6/21/30	EUR	13,000	14,962
Danske Bank A/S	4.125%	1/10/31	EUR	18,000	20,389
Danske Bank A/S	1.000%	5/15/31	EUR	10,000	10,504
Danske Bank A/S	3.875%	1/9/32	EUR	10,000	11,052
DSV Finance BV	1.375%	3/16/30	EUR	5,000	4,951
DSV Finance BV	0.875%	9/17/36	EUR	3,724	3,035
ISS Global A/S	0.875%	6/18/26	EUR	100	105
ISS Global A/S	1.500%	8/31/27	EUR	10,329	10,725
Jyske Bank A/S	4.875%	11/10/29	EUR	5,000	5,713
Jyske Realkredit A/S	0.500%	10/1/26	EUR	11,370	11,899
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/26	DKK	186,000	26,437
Nordea Kredit Realkreditaktieselskab	1.000%	4/1/29	DKK	100,000	13,691
Novo Nordisk Finance Netherlands BV	0.125%	6/4/28	EUR	3,000	2,973
Novo Nordisk Finance Netherlands BV	1.375%	3/31/30	EUR	1,000	1,008
Nykredit Realkredit A/S	2.000%	1/1/26	DKK	139,500	20,259
Nykredit Realkredit A/S	1.000%	7/1/26	DKK	419,419	59,776
Nykredit Realkredit A/S	1.000%	1/1/27	DKK	149,698	21,196
Nykredit Realkredit A/S	1.000%	7/1/27	DKK	250,000	35,129
Nykredit Realkredit A/S	0.375%	1/17/28	EUR	11,996	11,923
Nykredit Realkredit A/S	1.000%	7/1/28	DKK	100,000	13,842
Nykredit Realkredit A/S	1.000%	1/1/29	DKK	125,000	17,181
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	16,676	2,179
Orsted A/S	3.625%	3/1/26	EUR	2,500	2,739
Orsted A/S	2.250%	6/14/28	EUR	5,000	5,271
Orsted A/S	1.500%	11/26/29	EUR	14,971	14,989
Orsted A/S	3.250%	9/13/31	EUR	7,900	8,519
Orsted A/S	4.875%	1/12/32	GBP	6,761	8,453
Orsted A/S	2.500%	5/16/33	GBP	1,185	1,221
Orsted A/S	2.875%	6/14/33	EUR	5,000	5,164
Orsted A/S	5.125%	9/13/34	GBP	3,500	4,361
Orsted A/S	5.750%	4/9/40	GBP	2,298	2,923
Orsted A/S	1.750%	12/9/19	EUR	2,000	2,034
Orsted A/S	2.500%	2/18/21	GBP	1,400	1,327
Orsted A/S	5.250%	12/8/22	EUR	2,500	2,798
Pandora A/S	4.500%	4/10/28	EUR	8,885	10,002
Realkredit Danmark A/S	1.000%	1/1/29	DKK	250,000	34,361
TDC Net A/S	5.186%	8/2/29	EUR	1,500	1,698
TDC Net A/S	6.500%	6/1/31	EUR	1,500	1,796
					526,249
Finland (0.3%)
Aktia Bank OYJ	0.375%	3/5/26	EUR	5,000	5,286
Fortum OYJ	4.000%	5/26/28	EUR	5,000	5,580
Fortum OYJ	2.125%	2/27/29	EUR	900	934
Fortum OYJ	4.500%	5/26/33	EUR	3,000	3,430
Kojamo OYJ	0.875%	5/28/29	EUR	3,438	3,278
Neste OYJ	4.250%	3/16/33	EUR	5,000	5,554
Nokia OYJ	3.125%	5/15/28	EUR	4,000	4,317
Nokia OYJ	4.375%	8/21/31	EUR	1,000	1,117
Nordea Bank Abp	0.500%	5/14/27	EUR	5,087	5,233
Nordea Bank Abp	4.125%	5/5/28	EUR	10,000	11,246
Nordea Bank Abp	0.500%	11/2/28	EUR	14,938	14,679
Nordea Bank Abp	2.500%	5/23/29	EUR	9,600	10,171
Nordea Bank Abp	2.875%	8/24/32	EUR	7,000	7,377
Nordea Bank Abp	1.625%	12/9/32	GBP	2,709	3,128
Nordea Bank Abp	3.625%	3/15/34	EUR	5,000	5,503
Nordea Kiinnitysluottopankki OYJ	0.250%	3/18/26	EUR	12,189	12,848
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	11,820	12,294
Nordea Kiinnitysluottopankki OYJ	3.000%	2/20/30	EUR	15,000	16,597
Nordea Kiinnitysluottopankki OYJ	3.000%	1/31/31	EUR	20,000	22,116
Nordea Kiinnitysluottopankki OYJ	3.000%	4/12/34	EUR	14,000	15,470
Oma Saastopankki OYJ	0.010%	11/25/27	EUR	4,700	4,696
OP Corporate Bank plc	2.875%	12/15/25	EUR	10,000	10,877
OP Corporate Bank plc	0.600%	1/18/27	EUR	6,271	6,475
OP Corporate Bank plc	0.625%	7/27/27	EUR	5,000	5,103
OP Corporate Bank plc	4.000%	6/13/28	EUR	10,000	11,264
OP Mortgage Bank	0.010%	11/19/26	EUR	5,087	5,257
OP Mortgage Bank	0.625%	2/15/29	EUR	5,087	5,082
OP Mortgage Bank	2.750%	1/25/30	EUR	15,000	16,365
15

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
OP Mortgage Bank	0.010%	11/19/30	EUR	15,362	14,216
Sampo OYJ	3.375%	5/23/49	EUR	4,964	5,255
Sampo OYJ	2.500%	9/3/52	EUR	13,827	13,433
SATO OYJ	1.375%	2/24/28	EUR	2,100	2,093
Stora Enso OYJ	2.500%	6/7/27	EUR	2,269	2,427
Stora Enso OYJ	2.500%	3/21/28	EUR	2,294	2,426
Stora Enso OYJ	4.250%	9/1/29	EUR	2,273	2,540
Teollisuuden Voima OYJ	1.375%	6/23/28	EUR	3,000	3,042
Teollisuuden Voima OYJ	4.750%	6/1/30	EUR	5,000	5,684
UPM-Kymmene OYJ	0.500%	3/22/31	EUR	7,000	6,373
					288,766
France (3.3%)
Aeroports de Paris SA	2.125%	10/2/26	EUR	6,100	6,545
Aeroports de Paris SA	1.000%	1/5/29	EUR	2,600	2,596
Aeroports de Paris SA	2.750%	4/2/30	EUR	5,700	6,040
Aeroports de Paris SA	1.500%	7/2/32	EUR	3,400	3,232
Aeroports de Paris SA	1.125%	6/18/34	EUR	1,500	1,325
Aeroports de Paris SA	2.125%	10/11/38	EUR	3,700	3,427
Air Liquide Finance SA	1.000%	3/8/27	EUR	100	105
Air Liquide Finance SA	1.250%	6/13/28	EUR	500	520
Air Liquide Finance SA	1.375%	4/2/30	EUR	7,300	7,295
Airbus SE	1.375%	6/9/26	EUR	6,706	7,125
Airbus SE	1.625%	6/9/30	EUR	7,100	7,171
Airbus SE	1.375%	5/13/31	EUR	4,904	4,819
Airbus SE	2.375%	4/7/32	EUR	2,314	2,396
Airbus SE	2.375%	6/9/40	EUR	4,513	4,192
Alstom SA	0.250%	10/14/26	EUR	6,900	7,116
Alstom SA	0.000%	1/11/29	EUR	3,900	3,702
Altarea SCA	1.750%	1/16/30	EUR	1,500	1,384
APRR SA	1.125%	1/9/26	EUR	5,400	5,752
APRR SA	1.250%	1/6/27	EUR	5,400	5,669
APRR SA	1.250%	1/14/27	EUR	7,700	8,097
APRR SA	1.875%	1/3/29	EUR	5,000	5,188
APRR SA	3.125%	1/24/30	EUR	7,000	7,588
APRR SA	1.625%	1/13/32	EUR	4,700	4,601
Arkea Home Loans SFH SA	0.125%	7/12/29	EUR	15,000	14,454
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	5,000	4,857
Arkea Public Sector SCF SA	3.250%	1/10/31	EUR	10,000	11,124
Arkema SA	1.500%	4/20/27	EUR	8,900	9,380
Arkema SA	4.250%	5/20/30	EUR	5,000	5,685
Arkema SA	1.500%	Perpetual	EUR	1,100	1,159
Arval Service Lease SA	4.125%	4/13/26	EUR	2,500	2,751
Arval Service Lease SA	4.000%	9/22/26	EUR	7,500	8,272
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	5,400	5,725
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	10,300	10,859
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	6,000	6,182
Autoroutes du Sud de la France SA	1.375%	1/22/30	EUR	5,000	5,011
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	14,000	13,644
AXA Bank Europe SCF	1.375%	4/18/33	EUR	7,900	7,615
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	5,000	4,758
AXA SA	3.750%	10/12/30	EUR	4,500	5,061
AXA SA	3.375%	5/31/34	EUR	11,000	12,001
AXA SA	1.375%	10/7/41	EUR	3,724	3,462
AXA SA	1.875%	7/10/42	EUR	6,600	6,185
AXA SA	5.500%	7/11/43	EUR	6,955	8,228
AXA SA	3.375%	7/6/47	EUR	3,943	4,276
AXA SA	3.250%	5/28/49	EUR	16,004	17,115
Ayvens SA	1.250%	3/2/26	EUR	2,500	2,655
Ayvens SA	4.250%	1/18/27	EUR	2,000	2,227
Ayvens SA	4.000%	7/5/27	EUR	4,600	5,114
Ayvens SA	4.875%	10/6/28	EUR	3,700	4,225
Banque Federative du Credit Mutuel SA	5.000%	1/19/26	GBP	2,800	3,607
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	15,400	16,562
Banque Federative du Credit Mutuel SA	0.010%	5/11/26	EUR	19,000	19,800
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	8,600	9,054
Banque Federative du Credit Mutuel SA	1.000%	7/16/26	GBP	7,500	9,043
Banque Federative du Credit Mutuel SA	1.500%	10/7/26	GBP	100	121
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	2,800	2,971
Banque Federative du Credit Mutuel SA	0.100%	10/8/27	EUR	3,700	3,710
16

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,300	2,375
Banque Federative du Credit Mutuel SA	0.875%	12/7/27	GBP	7,900	9,037
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	7,500	7,910
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	4,800	4,728
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	10,600	10,342
Banque Federative du Credit Mutuel SA	1.203%	10/16/28	JPY	500,000	3,297
Banque Federative du Credit Mutuel SA	1.875%	10/26/28	GBP	2,800	3,213
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	18,300	17,908
Banque Federative du Credit Mutuel SA	4.125%	3/13/29	EUR	10,000	11,294
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	5,000	5,048
Banque Federative du Credit Mutuel SA	5.000%	10/22/29	GBP	5,000	6,432
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,000	952
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	11,000	10,589
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	12,500	11,372
Banque Federative du Credit Mutuel SA	4.750%	11/10/31	EUR	5,000	5,784
Banque Federative du Credit Mutuel SA	1.125%	11/19/31	EUR	8,100	7,301
Banque Federative du Credit Mutuel SA	3.625%	9/14/32	EUR	9,000	9,944
Banque Federative du Credit Mutuel SA	5.125%	1/13/33	EUR	9,000	10,434
Banque Federative du Credit Mutuel SA	3.750%	2/1/33	EUR	21,700	24,118
Banque Federative du Credit Mutuel SA	4.125%	6/14/33	EUR	12,000	13,697
BNP Paribas Cardif SA	4.032%	Perpetual	EUR	1,200	1,308
BNP Paribas Home Loan SFH SA	3.000%	1/31/30	EUR	3,100	3,414
BNP Paribas SA	3.375%	1/23/26	GBP	1,381	1,744
BNP Paribas SA	2.125%	1/23/27	EUR	4,800	5,162
BNP Paribas SA	0.250%	4/13/27	EUR	12,000	12,523
BNP Paribas SA	0.375%	10/14/27	EUR	9,300	9,583
BNP Paribas SA	1.875%	12/14/27	GBP	3,000	3,510
BNP Paribas SA	0.500%	2/19/28	EUR	13,800	14,099
BNP Paribas SA	0.500%	5/30/28	EUR	14,000	14,214
BNP Paribas SA	2.750%	7/25/28	EUR	20,000	21,458
BNP Paribas SA	0.500%	9/1/28	EUR	4,400	4,436
BNP Paribas SA	3.875%	2/23/29	EUR	10,000	11,158
BNP Paribas SA	2.875%	2/24/29	GBP	5,000	5,890
BNP Paribas SA	1.125%	4/17/29	EUR	5,000	5,055
BNP Paribas SA	1.375%	5/28/29	EUR	12,100	12,077
BNP Paribas SA	2.538%	7/13/29	CAD	2,109	1,428
BNP Paribas SA	6.000%	8/18/29	GBP	4,000	5,305
BNP Paribas SA	3.625%	9/1/29	EUR	5,000	5,514
BNP Paribas SA	0.500%	1/19/30	EUR	7,600	7,306
BNP Paribas SA	0.875%	7/11/30	EUR	4,600	4,430
BNP Paribas SA	2.375%	11/20/30	EUR	5,000	5,367
BNP Paribas SA	3.875%	1/10/31	EUR	5,000	5,611
BNP Paribas SA	2.000%	5/24/31	GBP	3,000	3,660
BNP Paribas SA	1.625%	7/2/31	EUR	2,800	2,657
BNP Paribas SA	1.250%	7/13/31	GBP	13,000	12,970
BNP Paribas SA	4.042%	1/10/32	EUR	5,000	5,547
BNP Paribas SA	2.500%	3/31/32	EUR	6,000	6,335
BNP Paribas SA	2.100%	4/7/32	EUR	4,000	3,915
BNP Paribas SA	4.125%	9/26/32	EUR	6,000	6,847
BNP Paribas SA	4.750%	11/13/32	EUR	10,000	11,530
BNP Paribas SA	4.125%	5/24/33	EUR	5,000	5,751
BNP Paribas SA	0.875%	8/31/33	EUR	9,000	8,733
BNP Paribas SA	2.000%	9/13/36	GBP	1,900	1,708
Bouygues SA	5.500%	10/6/26	GBP	3,050	3,971
Bouygues SA	1.375%	6/7/27	EUR	7,500	7,862
Bouygues SA	1.125%	7/24/28	EUR	2,500	2,548
Bouygues SA	2.250%	6/29/29	EUR	13,100	13,717
Bouygues SA	4.625%	6/7/32	EUR	7,500	8,775
Bouygues SA	3.250%	6/30/37	EUR	4,500	4,682
Bouygues SA	5.375%	6/30/42	EUR	2,800	3,534
BPCE SA	0.250%	1/15/26	EUR	5,400	5,691
BPCE SA	0.713%	7/13/26	JPY	200,000	1,310
BPCE SA	1.375%	12/23/26	GBP	3,500	4,180
BPCE SA	0.010%	1/14/27	EUR	2,300	2,350
BPCE SA	0.500%	2/24/27	EUR	4,600	4,719
BPCE SA	1.750%	4/26/27	EUR	5,000	5,283
BPCE SA	0.500%	9/15/27	EUR	10,000	10,362
BPCE SA	0.500%	1/14/28	EUR	6,500	6,666
BPCE SA	1.625%	1/31/28	EUR	5,700	5,887
BPCE SA	4.500%	4/26/28	AUD	4,500	2,847
17

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BPCE SA	0.914%	7/13/28	JPY	200,000	1,302
BPCE SA	6.000%	9/29/28	GBP	2,000	2,622
BPCE SA	5.250%	4/16/29	GBP	4,500	5,703
BPCE SA	0.750%	3/3/31	EUR	4,000	3,665
BPCE SA	1.100%	12/16/31	JPY	500,000	3,242
BPCE SA	1.000%	1/14/32	EUR	4,400	4,001
BPCE SA	2.250%	3/2/32	EUR	4,500	4,727
BPCE SA	4.000%	11/29/32	EUR	9,000	10,174
BPCE SA	4.500%	1/13/33	EUR	10,000	11,404
BPCE SA	1.750%	2/2/34	EUR	7,500	7,463
BPCE SA	4.750%	6/14/34	EUR	5,000	5,802
BPCE SA	4.250%	1/11/35	EUR	5,000	5,614
BPCE SA	5.125%	1/25/35	EUR	2,000	2,261
BPCE SA	3.875%	1/25/36	EUR	5,000	5,537
BPCE SFH SA	0.010%	11/8/26	EUR	21,000	21,717
BPCE SFH SA	0.625%	9/22/27	EUR	2,500	2,569
BPCE SFH SA	0.010%	11/10/27	EUR	26,100	26,234
BPCE SFH SA	0.875%	4/13/28	EUR	6,000	6,137
BPCE SFH SA	0.750%	2/23/29	EUR	23,000	23,005
BPCE SFH SA	1.000%	6/8/29	EUR	2,200	2,210
BPCE SFH SA	3.000%	10/17/29	EUR	5,000	5,491
BPCE SFH SA	1.125%	4/12/30	EUR	13,800	13,749
BPCE SFH SA	0.125%	12/3/30	EUR	20,500	18,960
BPCE SFH SA	0.010%	3/18/31	EUR	14,700	13,363
BPCE SFH SA	0.625%	5/29/31	EUR	8,900	8,393
BPCE SFH SA	0.375%	1/21/32	EUR	13,100	11,938
Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	5,000	4,992
Caisse de Refinancement de l'Habitat SA	2.750%	4/12/28	EUR	12,000	13,073
Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	10,700	10,200
Caisse de Refinancement de l'Habitat SA	3.000%	1/11/30	EUR	5,000	5,494
Caisse de Refinancement de l'Habitat SA	3.375%	6/28/32	EUR	10,000	11,245
Caisse de Refinancement de l'Habitat SA	3.125%	2/23/33	EUR	4,500	4,953
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/28	EUR	4,800	4,723
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	1,700	1,828
Capgemini SE	1.750%	4/18/28	EUR	7,800	8,145
Capgemini SE	1.125%	6/23/30	EUR	3,000	2,923
Capgemini SE	2.375%	4/15/32	EUR	5,700	5,809
Carmila SA	2.125%	3/7/28	EUR	1,900	1,990
Carmila SA	5.500%	10/9/28	EUR	1,300	1,505
Carmila SA	1.625%	4/1/29	EUR	900	901
Carrefour SA	1.750%	5/4/26	EUR	500	535
Carrefour SA	1.875%	10/30/26	EUR	4,000	4,263
Carrefour SA	2.625%	12/15/27	EUR	5,000	5,372
Carrefour SA	2.375%	10/30/29	EUR	4,800	5,025
Carrefour SA	4.375%	11/14/31	EUR	9,000	10,292
CCF SFH SACA	2.500%	6/28/28	EUR	8,800	9,472
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	2,800	2,915
Cie de Financement Foncier SA	0.375%	4/9/27	EUR	30,000	30,930
Cie de Financement Foncier SA	0.010%	11/10/27	EUR	5,000	5,020
Cie de Financement Foncier SA	0.750%	1/11/28	EUR	5,600	5,731
Cie de Financement Foncier SA	0.500%	3/16/28	EUR	9,600	9,709
Cie de Financement Foncier SA	0.875%	9/11/28	EUR	9,400	9,544
Cie de Financement Foncier SA	0.010%	4/16/29	EUR	10,000	9,633
Cie de Financement Foncier SA	3.000%	4/24/32	EUR	20,900	22,864
Cie de Financement Foncier SA	0.010%	10/29/35	EUR	19,000	14,933
Cie de Financement Foncier SA	0.600%	10/25/41	EUR	13,800	10,216
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	2,049	2,567
Cie de Saint-Gobain SA	1.375%	6/14/27	EUR	8,000	8,396
Cie de Saint-Gobain SA	2.375%	10/4/27	EUR	2,200	2,363
Cie de Saint-Gobain SA	2.125%	6/10/28	EUR	2,500	2,641
Cie de Saint-Gobain SA	1.875%	9/21/28	EUR	6,200	6,460
Cie de Saint-Gobain SA	3.875%	11/29/30	EUR	10,000	11,219
Cie de Saint-Gobain SA	1.875%	3/15/31	EUR	2,800	2,791
Cie de Saint-Gobain SA	2.625%	8/10/32	EUR	2,200	2,268
Cie de Saint-Gobain SA	3.625%	8/9/36	EUR	9,000	9,697
Cie Generale des Etablissements Michelin SCA	1.750%	5/28/27	EUR	100	106
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	6,300	6,079
Cie Generale des Etablissements Michelin SCA	1.750%	9/3/30	EUR	1,000	1,012
Cie Generale des Etablissements Michelin SCA	3.375%	5/16/36	EUR	4,000	4,285
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	2,600	2,513
18

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CNP Assurances SACA	1.250%	1/27/29	EUR	2,000	1,989
CNP Assurances SACA	4.500%	6/10/47	EUR	3,800	4,193
CNP Assurances SACA	2.000%	7/27/50	EUR	6,500	6,324
CNP Assurances SACA	2.500%	6/30/51	EUR	3,100	3,038
CNP Assurances SACA	5.250%	7/18/53	EUR	4,700	5,375
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	8,400	8,268
Covivio Hotels SACA	1.000%	7/27/29	EUR	2,800	2,711
Covivio SA	1.875%	5/20/26	EUR	200	214
Covivio SA	2.375%	2/20/28	EUR	100	107
Covivio SA	1.625%	6/23/30	EUR	2,200	2,153
Covivio SA	1.125%	9/17/31	EUR	4,000	3,705
Credit Agricole Assurances SA	2.000%	7/17/30	EUR	2,800	2,758
Credit Agricole Assurances SA	1.500%	10/6/31	EUR	7,400	6,827
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	1,200	1,347
Credit Agricole Home Loan SFH SA	3.250%	9/28/26	EUR	22,000	24,237
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	18,400	19,111
Credit Agricole Home Loan SFH SA	0.875%	8/31/27	EUR	6,100	6,316
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	14,100	14,336
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	7,600	7,703
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	5,000	4,743
Credit Agricole Home Loan SFH SA	3.000%	12/1/30	EUR	12,500	13,688
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	9,100	8,980
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	13,700	12,227
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	2,200	2,158
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	10,100	9,105
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	2,500	2,231
Credit Agricole Public Sector SCF SA	3.750%	7/13/26	EUR	2,500	2,772
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	12,580	13,076
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	20,402	21,170
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	5,000	4,907
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	7,100	7,061
Credit Agricole SA	3.125%	2/5/26	EUR	2,000	2,186
Credit Agricole SA	1.875%	12/20/26	EUR	5,100	5,426
Credit Agricole SA	2.625%	3/17/27	EUR	5,329	5,736
Credit Agricole SA	0.514%	7/6/27	JPY	400,000	2,605
Credit Agricole SA	5.750%	11/29/27	GBP	3,000	3,893
Credit Agricole SA	0.375%	4/20/28	EUR	4,800	4,743
Credit Agricole SA	1.750%	3/5/29	EUR	6,000	6,120
Credit Agricole SA	2.000%	3/25/29	EUR	6,400	6,557
Credit Agricole SA	1.000%	7/3/29	EUR	7,300	7,225
Credit Agricole SA	2.500%	8/29/29	EUR	9,000	9,520
Credit Agricole SA	0.500%	9/21/29	EUR	13,600	13,317
Credit Agricole SA	4.875%	10/23/29	GBP	2,000	2,560
Credit Agricole SA	4.125%	3/7/30	EUR	6,300	7,156
Credit Agricole SA	3.875%	4/20/31	EUR	4,000	4,493
Credit Agricole SA	0.875%	1/14/32	EUR	6,400	5,785
Credit Agricole SA	4.000%	1/18/33	EUR	3,000	3,405
Credit Agricole SA	2.500%	4/22/34	EUR	8,000	7,910
Credit Agricole SA	3.875%	11/28/34	EUR	11,000	12,367
Credit Agricole SA	4.125%	2/26/36	EUR	5,000	5,622
Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	1,000	1,033
Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	5,100	4,984
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	10,000	10,955
Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,100	1,091
Credit Mutuel Arkea SA	0.750%	1/18/30	EUR	10,000	9,559
Credit Mutuel Arkea SA	3.375%	3/11/31	EUR	2,000	2,120
Credit Mutuel Arkea SA	0.875%	10/25/31	EUR	4,200	3,801
Credit Mutuel Arkea SA	0.875%	3/11/33	EUR	6,000	5,304
Credit Mutuel Arkea SA	4.125%	2/1/34	EUR	7,000	7,989
Credit Mutuel Arkea SA	4.810%	5/15/35	EUR	7,000	7,819
Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	2,500	2,653
Credit Mutuel Home Loan SFH SA	0.625%	3/4/27	EUR	23,000	23,900
Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	30,700	31,659
Credit Mutuel Home Loan SFH SA	1.000%	4/30/28	EUR	7,500	7,693
Credit Mutuel Home Loan SFH SA	0.010%	7/20/28	EUR	9,200	9,054
Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	2,800	2,832
Credit Mutuel Home Loan SFH SA	3.000%	2/3/31	EUR	20,400	22,374
Danone SA	0.571%	3/17/27	EUR	5,000	5,186
Danone SA	0.395%	6/10/29	EUR	9,300	9,053
Danone SA	3.706%	11/13/29	EUR	500	559
19

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Danone SA	3.481%	5/3/30	EUR	4,600	5,095
Danone SA	3.470%	5/22/31	EUR	5,400	5,984
Dassault Systemes SE	0.125%	9/16/26	EUR	2,500	2,583
Dassault Systemes SE	0.375%	9/16/29	EUR	5,000	4,796
Electricite de France SA	4.000%	11/12/25	EUR	5,950	6,550
Electricite de France SA	1.000%	10/13/26	EUR	8,300	8,698
Electricite de France SA	4.375%	10/12/29	EUR	13,500	15,379
Electricite de France SA	5.875%	7/18/31	GBP	1,588	2,074
Electricite de France SA	4.250%	1/25/32	EUR	1,500	1,690
Electricite de France SA	1.000%	11/29/33	EUR	8,700	7,586
Electricite de France SA	6.125%	6/2/34	GBP	8,050	10,445
Electricite de France SA	4.750%	10/12/34	EUR	5,700	6,665
Electricite de France SA	1.875%	10/13/36	EUR	10,400	9,140
Electricite de France SA	5.500%	3/27/37	GBP	4,600	5,585
Electricite de France SA	4.500%	11/12/40	EUR	1,900	2,186
Electricite de France SA	5.500%	10/17/41	GBP	6,500	7,631
Electricite de France SA	4.625%	1/25/43	EUR	4,800	5,382
Electricite de France SA	4.750%	6/17/44	EUR	2,000	2,258
Electricite de France SA	2.000%	12/9/49	EUR	6,800	4,771
Electricite de France SA	5.125%	9/22/50	GBP	3,000	3,237
Electricite de France SA	6.000%	1/23/14	GBP	5,100	5,835
Engie SA	1.000%	3/13/26	EUR	1,500	1,593
Engie SA	2.375%	5/19/26	EUR	100	108
Engie SA	0.375%	6/11/27	EUR	8,200	8,369
Engie SA	1.500%	3/27/28	EUR	5,000	5,181
Engie SA	1.750%	3/27/28	EUR	7,600	7,921
Engie SA	1.375%	6/22/28	EUR	10,700	10,996
Engie SA	7.000%	10/30/28	GBP	6,750	9,311
Engie SA	3.500%	9/27/29	EUR	9,000	9,921
Engie SA	0.375%	10/26/29	EUR	1,000	950
Engie SA	3.625%	1/11/30	EUR	3,500	3,877
Engie SA	2.125%	3/30/32	EUR	6,100	6,092
Engie SA	1.875%	9/19/33	EUR	1,200	1,151
Engie SA	4.000%	1/11/35	EUR	6,300	7,038
Engie SA	1.500%	3/13/35	EUR	5,000	4,419
Engie SA	1.000%	10/26/36	EUR	3,500	2,826
Engie SA	2.000%	9/28/37	EUR	3,600	3,188
Engie SA	1.375%	6/21/39	EUR	4,800	3,693
Engie SA	1.250%	10/24/41	EUR	4,500	3,218
Engie SA	4.500%	9/6/42	EUR	5,400	6,157
Engie SA	4.250%	1/11/43	EUR	2,000	2,212
Engie SA	5.625%	4/3/53	GBP	1,000	1,217
Engie SA	5.000%	10/1/60	GBP	3,550	3,906
Engie SA	5.950%	3/16/11	EUR	1,625	2,192
Engie SA	1.500%	Perpetual	EUR	7,500	7,436
Engie SA	1.875%	Perpetual	EUR	4,000	3,771
EssilorLuxottica SA	0.500%	6/5/28	EUR	10,200	10,241
Gecina SA	1.375%	6/30/27	EUR	100	105
Gecina SA	1.375%	1/26/28	EUR	1,700	1,753
Gecina SA	1.000%	1/30/29	EUR	1,100	1,099
Gecina SA	2.000%	6/30/32	EUR	4,400	4,327
Gecina SA	0.875%	1/25/33	EUR	4,000	3,556
Gecina SA	0.875%	6/30/36	EUR	3,600	2,883
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	2,104	2,036
Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/29	EUR	1,800	1,980
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	EUR	2,700	2,465
Groupe VYV	1.625%	7/2/29	EUR	2,000	1,988
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	5,900	6,130
Holding d'Infrastructures de Transport SASU	1.475%	1/18/31	EUR	8,000	7,621
HSBC Continental Europe SA	0.100%	9/3/27	EUR	5,100	5,141
ICADE	1.125%	11/17/25	EUR	6,100	6,505
ICADE	1.625%	2/28/28	EUR	2,000	2,042
ICADE	1.000%	1/19/30	EUR	1,400	1,321
ICADE	0.625%	1/18/31	EUR	3,700	3,292
Imerys SA	1.000%	7/15/31	EUR	2,500	2,252
In'li SA	1.125%	7/2/29	EUR	1,000	976
JCDecaux SE	2.625%	4/24/28	EUR	2,500	2,669
JCDecaux SE	5.000%	1/11/29	EUR	1,500	1,721
JCDecaux SE	1.625%	2/7/30	EUR	2,300	2,259
Kering SA	1.250%	5/10/26	EUR	4,600	4,880
20

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Kering SA	3.250%	2/27/29	EUR	9,000	9,846
Kering SA	3.625%	9/5/31	EUR	9,000	9,867
Kering SA	3.375%	2/27/33	EUR	9,000	9,567
Kering SA	3.625%	3/11/36	EUR	2,500	2,674
Klepierre SA	1.875%	2/19/26	EUR	1,700	1,821
Klepierre SA	1.375%	2/16/27	EUR	3,300	3,474
Klepierre SA	2.000%	5/12/29	EUR	2,100	2,167
Klepierre SA	0.625%	7/1/30	EUR	6,800	6,337
Klepierre SA	0.875%	2/17/31	EUR	1,900	1,766
Klepierre SA	1.250%	9/29/31	EUR	100	93
Klepierre SA	1.625%	12/13/32	EUR	1,500	1,421
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	6,350	6,566
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	4,500	4,623
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	2,500	2,552
La Banque Postale Home Loan SFH SA	3.125%	2/19/29	EUR	10,000	11,028
La Banque Postale Home Loan SFH SA	0.010%	10/22/29	EUR	23,600	22,408
La Banque Postale SA	1.000%	2/9/28	EUR	10,000	10,344
La Banque Postale SA	3.000%	6/9/28	EUR	3,800	4,090
La Banque Postale SA	2.000%	7/13/28	EUR	4,700	4,866
La Banque Postale SA	1.375%	4/24/29	EUR	5,000	4,972
La Banque Postale SA	3.500%	6/13/30	EUR	7,700	8,438
La Banque Postale SA	0.875%	1/26/31	EUR	2,300	2,428
La Banque Postale SA	0.750%	8/2/32	EUR	2,400	2,413
La Banque Postale SA	5.500%	3/5/34	EUR	2,500	2,853
La Poste SA	0.625%	10/21/26	EUR	4,900	5,093
La Poste SA	0.375%	9/17/27	EUR	10,100	10,208
La Poste SA	1.375%	4/21/32	EUR	18,200	17,202
La Poste SA	4.000%	6/12/35	EUR	4,200	4,748
Legrand SA	3.500%	5/29/29	EUR	7,000	7,790
Legrand SA	3.500%	6/26/34	EUR	3,000	3,311
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/26	EUR	3,700	3,884
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	4,400	5,246
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	5,000	5,000
LVMH Moet Hennessy Louis Vuitton SE	3.250%	9/7/29	EUR	4,000	4,424
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	4,600	4,318
LVMH Moet Hennessy Louis Vuitton SE	3.500%	9/7/33	EUR	23,200	25,870
Mercialys SA	1.800%	2/27/26	EUR	900	956
Mercialys SA	2.500%	2/28/29	EUR	1,400	1,456
MMS USA Holdings Inc.	1.250%	6/13/28	EUR	2,100	2,145
MMS USA Holdings Inc.	1.750%	6/13/31	EUR	2,600	2,584
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal	2.125%	6/21/52	EUR	1,500	1,341
Nerval SAS	2.875%	4/14/32	EUR	3,800	3,855
Orange SA	5.250%	12/5/25	GBP	726	939
Orange SA	0.000%	9/4/26	EUR	2,000	2,065
Orange SA	0.875%	2/3/27	EUR	900	938
Orange SA	1.250%	7/7/27	EUR	4,000	4,186
Orange SA	1.375%	3/20/28	EUR	18,400	19,069
Orange SA	8.125%	11/20/28	GBP	3,316	4,762
Orange SA	2.000%	1/15/29	EUR	2,000	2,104
Orange SA	1.375%	1/16/30	EUR	13,100	13,204
Orange SA	1.875%	9/12/30	EUR	16,900	17,272
Orange SA	3.625%	11/16/31	EUR	5,000	5,593
Orange SA	3.250%	1/15/32	GBP	11,000	12,621
Orange SA	1.625%	4/7/32	EUR	5,000	4,895
Orange SA	2.375%	5/18/32	EUR	4,000	4,110
Orange SA	0.500%	9/4/32	EUR	3,800	3,374
Orange SA	8.125%	1/28/33	EUR	362	532
Orange SA	0.625%	12/16/33	EUR	10,700	9,211
Orange SA	5.625%	1/23/34	GBP	1,700	2,246
Orange SA	1.375%	Perpetual	EUR	1,900	1,843
Orange SA	1.750%	Perpetual	EUR	1,300	1,306
Orange SA	5.000%	Perpetual	EUR	7,171	7,997
Orange SA	5.375%	Perpetual	EUR	4,000	4,603
Orano SA	3.375%	4/23/26	EUR	7,000	7,611
Orano SA	4.000%	3/12/31	EUR	5,000	5,505
Pernod Ricard SA	3.250%	11/2/28	EUR	5,000	5,472
Pernod Ricard SA	1.375%	4/7/29	EUR	3,300	3,336
Pernod Ricard SA	0.125%	10/4/29	EUR	2,000	1,888
Pernod Ricard SA	1.750%	4/8/30	EUR	2,600	2,631
Pernod Ricard SA	3.375%	11/7/30	EUR	5,000	5,455
21

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pernod Ricard SA	0.875%	10/24/31	EUR	4,000	3,704
Pernod Ricard SA	3.750%	9/15/33	EUR	3,000	3,302
Pernod Ricard SA	3.625%	5/7/34	EUR	7,000	7,597
Praemia Healthcare SACA	0.875%	11/4/29	EUR	4,600	4,358
PSA Tresorerie GIE	6.000%	9/19/33	EUR	4,024	5,018
RCI Banque SA	1.750%	4/10/26	EUR	1,165	1,240
RCI Banque SA	1.625%	5/26/26	EUR	7,666	8,134
RCI Banque SA	4.500%	4/6/27	EUR	5,000	5,590
RCI Banque SA	4.875%	6/14/28	EUR	4,000	4,557
RCI Banque SA	4.875%	10/2/29	EUR	17,000	19,522
RCI Banque SA	4.125%	4/4/31	EUR	3,000	3,301
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	6,500	6,984
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	11,100	11,101
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	500	536
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	2,500	2,474
RTE Reseau de Transport d'Electricite SADIR	0.750%	1/12/34	EUR	5,000	4,318
RTE Reseau de Transport d'Electricite SADIR	3.750%	7/4/35	EUR	11,900	13,204
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	3,100	2,878
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	5,000	4,474
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	7,500	5,645
SCOR SE	3.000%	6/8/46	EUR	5,800	6,221
SCOR SE	3.625%	5/27/48	EUR	4,900	5,276
SCOR SE	1.375%	9/17/51	EUR	2,200	1,966
Societe Fonciere Lyonnaise SA	1.500%	6/5/27	EUR	1,900	1,979
Societe Fonciere Lyonnaise SA	0.500%	4/21/28	EUR	1,900	1,898
Societe Generale SA	0.125%	11/17/26	EUR	21,000	22,171
Societe Generale SA	0.750%	1/25/27	EUR	8,600	8,878
Societe Generale SA	0.847%	5/26/27	JPY	1,000,000	6,418
Societe Generale SA	4.125%	6/2/27	EUR	5,000	5,592
Societe Generale SA	0.250%	7/8/27	EUR	7,500	7,584
Societe Generale SA	1.250%	12/7/27	GBP	3,700	4,241
Societe Generale SA	2.125%	9/27/28	EUR	8,600	8,899
Societe Generale SA	1.750%	3/22/29	EUR	4,500	4,539
Societe Generale SA	0.500%	6/12/29	EUR	9,100	8,891
Societe Generale SA	1.250%	6/12/30	EUR	4,200	4,017
Societe Generale SA	1.000%	11/24/30	EUR	4,000	4,223
Societe Generale SA	4.250%	12/6/30	EUR	12,000	13,340
Societe Generale SA	1.125%	6/30/31	EUR	2,500	2,601
Societe Generale SA	5.750%	1/22/32	GBP	7,000	8,871
Societe Generale SA	4.250%	11/16/32	EUR	4,000	4,592
Societe Generale SA	5.625%	6/2/33	EUR	3,000	3,487
Societe Generale SA	6.250%	6/22/33	GBP	2,000	2,686
Societe Generale SFH SA	0.500%	1/28/26	EUR	5,700	6,045
Societe Generale SFH SA	3.625%	7/31/26	EUR	37,000	40,947
Societe Generale SFH SA	0.750%	1/19/28	EUR	5,000	5,121
Societe Generale SFH SA	1.375%	5/5/28	EUR	12,500	13,002
Societe Generale SFH SA	0.125%	2/2/29	EUR	21,900	21,358
Societe Generale SFH SA	0.010%	2/5/31	EUR	10,400	9,496
Sodexo SA	2.500%	6/24/26	EUR	383	414
Sodexo SA	0.750%	4/14/27	EUR	5,914	6,121
Sodexo SA	1.750%	6/26/28	GBP	4,090	4,683
Sodexo SA	1.000%	4/27/29	EUR	3,700	3,675
Sogecap SA	6.500%	5/16/44	EUR	2,900	3,488
Sogecap SA	4.125%	Perpetual	EUR	100	109
Suez SACA	2.375%	5/24/30	EUR	1,600	1,640
Suez SACA	5.000%	11/3/32	EUR	1,500	1,766
Suez SACA	2.875%	5/24/34	EUR	7,400	7,452
Suez SACA	6.625%	10/5/43	GBP	5,000	6,817
TDF Infrastructure SASU	2.500%	4/7/26	EUR	400	431
TDF Infrastructure SASU	1.750%	12/1/29	EUR	6,700	6,537
Teleperformance SE	3.750%	6/24/29	EUR	2,000	2,157
Terega SA	0.875%	9/17/30	EUR	2,500	2,337
Thales SA	4.250%	10/18/31	EUR	5,000	5,711
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	6,700	7,005
TotalEnergies Capital International SA	2.875%	11/19/25	EUR	3,900	4,244
TotalEnergies Capital International SA	2.500%	3/25/26	EUR	2,200	2,383
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	3,000	3,164
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	11,400	11,490
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	3,200	3,208
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	5,000	4,111
22

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
TotalEnergies SE	1.625%	Perpetual	EUR	6,316	6,418
TotalEnergies SE	2.000%	Perpetual	EUR	3,309	3,213
TotalEnergies SE	2.000%	Perpetual	EUR	4,000	4,177
TotalEnergies SE	2.125%	Perpetual	EUR	7,219	6,746
TotalEnergies SE	3.369%	Perpetual	EUR	3,650	3,946
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	371	395
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	400	431
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,800	1,876
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	10,200	10,462
Unibail-Rodamco-Westfield SE	0.750%	10/25/28	EUR	1,900	1,872
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	200	202
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	3,815	3,724
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	10,500	10,335
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	6,100	5,661
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	6,300	5,604
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,200	1,153
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	2,200	1,977
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	7,113	6,388
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	2,400	2,116
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	1,700	1,156
Unibail-Rodamco-Westfield SE	2.875%	Perpetual	EUR	3,500	3,727
Veolia Environnement SA	0.000%	6/9/26	EUR	1,000	1,040
Veolia Environnement SA	4.625%	3/30/27	EUR	5,100	5,765
Veolia Environnement SA	1.250%	4/2/27	EUR	10,200	10,664
Veolia Environnement SA	1.590%	1/10/28	EUR	3,000	3,120
Veolia Environnement SA	1.250%	4/15/28	EUR	2,100	2,159
Veolia Environnement SA	0.927%	1/4/29	EUR	2,500	2,504
Veolia Environnement SA	1.500%	4/3/29	EUR	800	816
Veolia Environnement SA	1.940%	1/7/30	EUR	5,000	5,121
Veolia Environnement SA	1.625%	9/17/30	EUR	400	397
Veolia Environnement SA	5.375%	12/2/30	GBP	600	778
Veolia Environnement SA	0.500%	10/14/31	EUR	2,700	2,432
Veolia Environnement SA	0.800%	1/15/32	EUR	7,800	7,090
Veolia Environnement SA	6.125%	11/25/33	EUR	2,244	2,954
Veolia Environnement SA	1.625%	Perpetual	EUR	900	942
Verallia SA	1.625%	5/14/28	EUR	5,000	5,107
Vinci SA	1.625%	1/18/29	EUR	7,200	7,409
Vinci SA	1.750%	9/26/30	EUR	3,400	3,427
Vinci SA	0.500%	1/9/32	EUR	11,200	10,036
Vinci SA	2.750%	9/15/34	GBP	2,600	2,761
Vivendi SE	1.125%	12/11/28	EUR	2,800	2,993
Wendel SE	1.000%	6/1/31	EUR	7,800	7,277
Westfield America Management Ltd.	2.625%	3/30/29	GBP	2,100	2,409
					3,216,538
Germany (2.5%)
Aareal Bank AG	0.250%	11/23/27	EUR	1,000	984
Aareal Bank AG	0.750%	4/18/28	EUR	2,100	2,071
Aareal Bank AG	0.010%	9/15/28	EUR	7,100	6,926
Allianz Finance II BV	0.875%	1/15/26	EUR	1,000	1,065
Allianz Finance II BV	3.000%	3/13/28	EUR	1,400	1,543
Allianz Finance II BV	0.500%	1/14/31	EUR	6,300	5,910
Allianz Finance II BV	4.500%	3/13/43	GBP	3,000	3,496
Allianz SE	4.597%	9/7/38	EUR	7,000	7,864
Allianz SE	1.301%	9/25/49	EUR	2,000	1,939
Allianz SE	2.121%	7/8/50	EUR	12,000	11,946
Allianz SE	4.252%	7/5/52	EUR	6,900	7,617
Allianz SE	5.824%	7/25/53	EUR	8,300	10,078
Amprion GmbH	3.450%	9/22/27	EUR	18,000	19,831
Amprion GmbH	3.971%	9/22/32	EUR	2,000	2,247
Amprion GmbH	0.625%	9/23/33	EUR	8,600	7,299
Amprion GmbH	4.125%	9/7/34	EUR	5,000	5,675
Aroundtown SA	1.500%	5/28/26	EUR	1,900	1,996
Aroundtown SA	0.000%	7/16/26	EUR	7,600	7,798
Aroundtown SA	0.375%	4/15/27	EUR	12,800	12,829
Aroundtown SA	3.000%	10/16/29	GBP	1,983	2,179
Aroundtown SA	3.625%	4/10/31	GBP	1,100	1,193
Aroundtown SA	1.625%	Perpetual	EUR	2,300	2,002
BASF SE	4.000%	3/8/29	EUR	3,000	3,383
BASF SE	1.500%	5/22/30	EUR	2,099	2,133
23

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BASF SE	1.500%	3/17/31	EUR	2,800	2,746
BASF SE	4.250%	3/8/32	EUR	10,000	11,443
BASF SE	1.450%	12/13/32	EUR	8,400	7,909
Bausparkasse Schwaebisch Hall AG	2.000%	5/17/34	EUR	20,200	20,402
Bayer AG	0.750%	1/6/27	EUR	6,500	6,705
Bayer AG	1.125%	1/6/30	EUR	9,300	8,934
Bayer AG	0.625%	7/12/31	EUR	4,400	3,900
Bayer AG	1.375%	7/6/32	EUR	10,000	9,082
Bayer AG	4.625%	5/26/33	EUR	2,500	2,849
Bayer AG	1.000%	1/12/36	EUR	4,400	3,468
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	5,900	6,265
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	10,100	10,268
Bayerische Landesbank	4.375%	9/21/28	EUR	2,500	2,839
Bayerische Landesbank	3.000%	5/22/29	EUR	12,500	13,789
Bayerische Landesbank	0.050%	4/30/31	EUR	5,000	4,599
Bayerische Landesbank	1.000%	9/23/31	EUR	8,000	8,184
Berlin Hyp AG	1.125%	10/25/27	EUR	100	103
Berlin Hyp AG	0.010%	1/24/28	EUR	6,348	6,365
Berlin Hyp AG	0.010%	7/7/28	EUR	18,080	17,909
Berlin Hyp AG	0.125%	1/18/30	EUR	10,000	9,550
Berlin Hyp AG	0.250%	5/19/33	EUR	6,673	5,873
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	4,000	4,216
Bertelsmann SE & Co. KGaA	3.500%	5/29/29	EUR	7,500	8,255
BMW Canada Inc.	4.410%	2/10/27	CAD	1,200	876
BMW Finance NV	0.000%	1/11/26	EUR	6,365	6,702
BMW Finance NV	3.250%	11/22/26	EUR	1,000	1,096
BMW Finance NV	0.375%	1/14/27	EUR	3,686	3,798
BMW Finance NV	1.500%	2/6/29	EUR	12,112	12,421
BMW Finance NV	0.200%	1/11/33	EUR	2,455	2,090
BMW Finance NV	3.625%	5/22/35	EUR	2,000	2,200
BMW US Capital LLC	3.375%	2/2/34	EUR	4,000	4,299
Brenntag Finance BV	0.500%	10/6/29	EUR	6,000	5,697
Clearstream Banking AG	0.000%	12/1/25	EUR	8,100	8,537
Commerzbank AG	1.000%	3/4/26	EUR	11,495	12,223
Commerzbank AG	2.875%	4/28/26	EUR	5,000	5,471
Commerzbank AG	0.500%	6/9/26	EUR	7,686	8,093
Commerzbank AG	0.500%	12/4/26	EUR	7,686	7,984
Commerzbank AG	0.125%	12/15/26	EUR	6,045	6,255
Commerzbank AG	0.875%	1/22/27	EUR	2,500	2,591
Commerzbank AG	3.000%	9/14/27	EUR	6,500	7,060
Commerzbank AG	4.625%	3/21/28	EUR	7,200	8,104
Commerzbank AG	3.375%	8/28/28	EUR	16,984	19,005
Commerzbank AG	3.125%	4/20/29	EUR	18,000	19,968
Commerzbank AG	2.625%	9/3/29	EUR	21,472	23,355
Commerzbank AG	5.125%	1/18/30	EUR	6,000	6,937
Commerzbank AG	0.010%	3/11/30	EUR	4,612	4,361
Commerzbank AG	4.625%	1/17/31	EUR	7,500	8,515
Commerzbank AG	3.125%	6/13/33	EUR	5,000	5,593
Commerzbank AG	6.750%	10/5/33	EUR	6,000	7,102
Commerzbank AG	1.250%	1/9/34	EUR	3,587	3,415
Commerzbank AG	3.000%	3/13/34	EUR	10,000	11,088
Continental AG	2.500%	8/27/26	EUR	3,500	3,764
Continental AG	3.625%	11/30/27	EUR	2,500	2,745
Covestro AG	0.875%	2/3/26	EUR	1,201	1,274
Covestro AG	1.375%	6/12/30	EUR	2,000	1,974
Daimler Truck Finance Canada Inc.	2.460%	12/15/26	CAD	1,496	1,046
Daimler Truck International Finance BV	3.875%	6/19/26	EUR	5,000	5,507
Daimler Truck International Finance BV	1.625%	4/6/27	EUR	13,000	13,698
Daimler Truck International Finance BV	3.875%	6/19/29	EUR	2,000	2,240
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	2,600	2,683
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	2,221	2,764
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	2,880	2,980
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	15,000	15,354
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	1,794	1,959
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	6,036	6,014
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	4,485	4,892
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	5,021	4,913
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	7,161	6,076
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	17,705	14,475
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	5,183	4,219
24

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	10,981	6,203
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	3,006	1,956
Deutsche Bank AG	2.625%	2/12/26	EUR	4,800	5,188
Deutsche Bank AG	0.000%	10/15/26	EUR	2,841	2,850
Deutsche Bank AG	1.625%	1/20/27	EUR	13,600	14,291
Deutsche Bank AG	0.750%	2/17/27	EUR	6,700	7,071
Deutsche Bank AG	1.875%	2/23/28	EUR	5,000	5,262
Deutsche Bank AG	3.250%	5/24/28	EUR	7,000	7,591
Deutsche Bank AG	0.250%	8/31/28	EUR	2,561	2,547
Deutsche Bank AG	5.375%	1/11/29	EUR	3,000	3,452
Deutsche Bank AG	3.375%	3/13/29	EUR	10,700	11,962
Deutsche Bank AG	4.125%	4/4/30	EUR	5,000	5,535
Deutsche Bank AG	1.750%	11/19/30	EUR	9,500	9,393
Deutsche Bank AG	6.125%	12/12/30	GBP	3,000	3,928
Deutsche Bank AG	5.625%	5/19/31	EUR	5,000	5,551
Deutsche Bank AG	1.375%	2/17/32	EUR	15,500	14,588
Deutsche Bank AG	4.000%	6/24/32	EUR	8,100	8,785
Deutsche Boerse AG	0.000%	2/22/26	EUR	9,300	9,745
Deutsche Boerse AG	1.125%	3/26/28	EUR	2,124	2,207
Deutsche Boerse AG	1.500%	4/4/32	EUR	3,200	3,110
Deutsche Boerse AG	3.875%	9/28/33	EUR	4,000	4,548
Deutsche Lufthansa AG	2.875%	5/16/27	EUR	16,500	17,699
Deutsche Lufthansa AG	3.750%	2/11/28	EUR	12,000	13,144
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	15,300	15,654
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	3,125	3,339
Deutsche Post AG	0.375%	5/20/26	EUR	3,698	3,880
Deutsche Post AG	1.625%	12/5/28	EUR	11,265	11,774
Deutsche Post AG	0.750%	5/20/29	EUR	7,182	7,249
Deutsche Post AG	3.375%	7/3/33	EUR	5,000	5,555
Deutsche Telekom AG	0.500%	7/5/27	EUR	14,064	14,476
Deutsche Telekom AG	1.750%	3/25/31	EUR	2,500	2,527
Deutsche Telekom AG	3.125%	2/6/34	GBP	934	1,032
Deutsche Telekom AG	2.250%	3/29/39	EUR	2,177	2,065
Deutsche Telekom AG	1.750%	12/9/49	EUR	3,523	2,733
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	10,805	11,580
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	1,578	1,676
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	649	686
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	75	83
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	4,285	4,470
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	3,961	5,858
Deutsche Telekom International Finance BV	2.250%	4/13/29	GBP	1,868	2,184
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	4,458	4,647
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	2,715	3,850
Deutsche Wohnen SE	1.500%	4/30/30	EUR	3,000	2,928
Deutsche Wohnen SE	1.300%	4/7/41	EUR	900	648
DZ HYP AG	0.500%	11/13/25	EUR	8,198	8,728
DZ HYP AG	0.750%	2/2/26	EUR	5,000	5,314
DZ HYP AG	0.375%	3/31/26	EUR	3,177	3,352
DZ HYP AG	0.500%	9/30/26	EUR	5,124	5,364
DZ HYP AG	0.500%	4/1/27	EUR	2,500	2,588
DZ HYP AG	0.625%	8/30/27	EUR	5,000	5,156
DZ HYP AG	0.875%	3/22/28	EUR	9,245	9,503
DZ HYP AG	0.875%	1/30/29	EUR	5,124	5,181
DZ HYP AG	0.010%	4/20/29	EUR	17,577	17,018
DZ HYP AG	0.050%	6/29/29	EUR	5,124	4,949
DZ HYP AG	0.875%	1/18/30	EUR	6,100	6,069
DZ HYP AG	0.010%	3/29/30	EUR	12,731	12,030
DZ HYP AG	3.250%	5/31/33	EUR	10,000	11,295
E.ON International Finance BV	1.625%	5/30/26	EUR	6,558	7,030
E.ON International Finance BV	1.250%	10/19/27	EUR	6,537	6,815
E.ON International Finance BV	1.500%	7/31/29	EUR	11,962	12,183
E.ON International Finance BV	6.250%	6/3/30	GBP	10,966	14,845
E.ON International Finance BV	4.750%	1/31/34	GBP	2,600	3,154
E.ON International Finance BV	5.875%	10/30/37	GBP	3,550	4,636
E.ON International Finance BV	6.750%	1/27/39	GBP	600	845
E.ON International Finance BV	6.125%	7/6/39	GBP	1,500	2,000
E.ON SE	0.250%	10/24/26	EUR	1,149	1,193
E.ON SE	0.375%	9/29/27	EUR	4,561	4,661
E.ON SE	3.500%	1/12/28	EUR	3,000	3,331
E.ON SE	0.750%	2/20/28	EUR	1,299	1,331
25

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
E.ON SE	3.750%	3/1/29	EUR	10,000	11,227
E.ON SE	1.625%	5/22/29	EUR	9,016	9,309
E.ON SE	0.350%	2/28/30	EUR	4,783	4,550
E.ON SE	1.625%	3/29/31	EUR	9,218	9,137
E.ON SE	0.625%	11/7/31	EUR	5,864	5,362
E.ON SE	3.500%	3/25/32	EUR	4,000	4,405
E.ON SE	0.875%	10/18/34	EUR	1,900	1,645
E.ON SE	3.875%	1/12/35	EUR	5,500	6,167
E.ON SE	3.750%	1/15/36	EUR	2,000	2,210
E.ON SE	3.500%	10/26/37	EUR	4,400	4,691
E.ON SE	4.125%	3/25/44	EUR	1,000	1,111
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	5,500	5,640
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	5,700	6,014
EnBW Energie Baden-Wuerttemberg AG	1.375%	8/31/81	EUR	4,000	3,962
EnBW International Finance BV	2.500%	6/4/26	EUR	8,023	8,693
EnBW International Finance BV	0.250%	10/19/30	EUR	5,619	5,208
EnBW International Finance BV	0.500%	3/1/33	EUR	3,000	2,585
EnBW International Finance BV	4.300%	5/23/34	EUR	10,300	11,808
EnBW International Finance BV	6.125%	7/7/39	EUR	2,195	2,971
Eurogrid GmbH	1.500%	4/18/28	EUR	8,100	8,385
Eurogrid GmbH	3.598%	2/1/29	EUR	6,000	6,632
Eurogrid GmbH	3.722%	4/27/30	EUR	9,400	10,410
Eurogrid GmbH	1.113%	5/15/32	EUR	6,000	5,522
Eurogrid GmbH	0.741%	4/21/33	EUR	4,600	3,999
Eurogrid GmbH	3.915%	2/1/34	EUR	6,000	6,687
EWE AG	0.250%	6/8/28	EUR	2,000	1,969
EWE AG	0.375%	10/22/32	EUR	2,592	2,198
Fresenius Finance Ireland plc	2.125%	2/1/27	EUR	3,000	3,216
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	6,365	6,262
Fresenius Finance Ireland plc	0.875%	10/1/31	EUR	6,000	5,455
Fresenius Finance Ireland plc	3.000%	1/30/32	EUR	2,000	2,117
Fresenius Medical Care AG	1.500%	5/29/30	EUR	2,381	2,333
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	5,124	5,389
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	5,892	5,980
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	3,648	3,975
Fresenius SE & Co. KGaA	5.000%	11/28/29	EUR	5,100	5,957
Grand City Properties Finance Sarl	6.125%	Perpetual	EUR	1,700	1,721
Grand City Properties SA	0.125%	1/11/28	EUR	2,500	2,434
Grand City Properties SA	1.500%	Perpetual	EUR	500	479
Hamburg Commercial Bank AG	0.375%	3/9/26	EUR	3,700	3,866
Hamburg Commercial Bank AG	0.010%	1/19/27	EUR	2,300	2,351
Hamburg Commercial Bank AG	3.375%	2/1/28	EUR	10,070	11,134
Hannover Rueck SE	1.125%	10/9/39	EUR	1,700	1,640
Hannover Rueck SE	5.875%	8/26/43	EUR	6,900	8,395
Heidelberg Materials AG	3.750%	5/31/32	EUR	7,000	7,689
Heidelberg Materials Finance Luxembourg SA	1.625%	4/7/26	EUR	3,945	4,220
Heidelberg Materials Finance Luxembourg SA	1.125%	12/1/27	EUR	6,627	6,844
Heidelberg Materials Finance Luxembourg SA	4.875%	11/21/33	EUR	6,500	7,655
Henkel AG & Co. KGaA	0.500%	11/17/32	EUR	2,500	2,267
HOCHTIEF AG	0.625%	4/26/29	EUR	4,002	3,885
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/28	EUR	4,100	4,013
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/33	EUR	2,100	1,827
Infineon Technologies AG	1.625%	6/24/29	EUR	2,100	2,143
Infineon Technologies AG	2.000%	6/24/32	EUR	2,200	2,173
ING-DiBa AG	0.250%	11/16/26	EUR	2,500	2,599
ING-DiBa AG	0.125%	5/23/27	EUR	2,500	2,558
ING-DiBa AG	3.250%	2/15/28	EUR	20,000	22,210
ING-DiBa AG	2.750%	9/9/29	EUR	10,000	10,925
ING-DiBa AG	1.250%	10/9/33	EUR	5,200	4,959
ING-DiBa AG	1.000%	5/23/39	EUR	9,700	8,132
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	17,800	18,177
Landesbank Baden-Wuerttemberg	0.010%	7/16/27	EUR	22,287	22,652
Landesbank Baden-Wuerttemberg	2.625%	11/12/27	EUR	15,174	16,542
Landesbank Baden-Wuerttemberg	0.375%	2/28/28	EUR	4,000	3,941
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	4,207	4,148
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	1,500	1,429
Landesbank Hessen-Thueringen Girozentrale	2.375%	9/21/26	EUR	14,500	15,730
Landesbank Hessen-Thueringen Girozentrale	0.625%	1/12/27	EUR	4,000	4,174
Landesbank Hessen-Thueringen Girozentrale	0.010%	7/19/27	EUR	22,500	22,873
Landesbank Hessen-Thueringen Girozentrale	3.500%	8/31/27	EUR	12,500	13,949
26

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Landesbank Hessen-Thueringen Girozentrale	4.000%	2/4/30	EUR	5,000	5,636
Landesbank Hessen-Thueringen Girozentrale	0.500%	1/19/37	EUR	4,000	3,273
LANXESS AG	1.750%	3/22/28	EUR	2,200	2,257
LANXESS AG	0.625%	12/1/29	EUR	2,200	2,043
LEG Immobilien SE	0.375%	1/17/26	EUR	3,200	3,368
LEG Immobilien SE	0.875%	11/28/27	EUR	4,400	4,492
LEG Immobilien SE	0.875%	1/17/29	EUR	4,200	4,099
LEG Immobilien SE	1.000%	11/19/32	EUR	1,800	1,567
LEG Immobilien SE	0.875%	3/30/33	EUR	1,700	1,455
LEG Immobilien SE	1.500%	1/17/34	EUR	3,400	3,007
Mercedes-Benz Finance Canada Inc.	5.140%	6/29/26	CAD	3,400	2,495
Mercedes-Benz Finance Canada Inc.	5.120%	6/27/28	CAD	1,000	747
Mercedes-Benz Group AG	1.000%	11/15/27	EUR	5,260	5,417
Mercedes-Benz Group AG	1.375%	5/11/28	EUR	2,500	2,592
Mercedes-Benz Group AG	0.750%	2/8/30	EUR	4,612	4,436
Mercedes-Benz Group AG	2.375%	5/22/30	EUR	2,100	2,192
Mercedes-Benz Group AG	0.750%	9/10/30	EUR	2,561	2,433
Mercedes-Benz Group AG	2.000%	2/27/31	EUR	7,219	7,356
Mercedes-Benz Group AG	1.125%	11/6/31	EUR	5,124	4,835
Mercedes-Benz Group AG	0.750%	3/11/33	EUR	4,800	4,253
Mercedes-Benz Group AG	2.125%	7/3/37	EUR	3,182	2,983
Mercedes-Benz International Finance BV	1.000%	11/11/25	EUR	10,760	11,492
Mercedes-Benz International Finance BV	1.375%	6/26/26	EUR	9,916	10,512
Mercedes-Benz International Finance BV	2.000%	8/22/26	EUR	8,928	9,537
Mercedes-Benz International Finance BV	0.375%	11/8/26	EUR	7,686	7,939
Mercedes-Benz International Finance BV	1.500%	2/9/27	EUR	4,000	4,231
Mercedes-Benz International Finance BV	0.625%	5/6/27	EUR	7,686	7,910
Mercedes-Benz International Finance BV	3.700%	5/30/31	EUR	6,000	6,688
Mercedes-Benz International Finance BV	3.250%	1/10/32	EUR	1,200	1,296
Merck Financial Services GmbH	2.375%	6/15/30	EUR	4,500	4,732
Merck Financial Services GmbH	0.875%	7/5/31	EUR	400	377
Merck KGaA	1.625%	9/9/80	EUR	5,600	5,884
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	6,661	6,915
Muenchener Hypothekenbank eG	3.000%	8/4/27	EUR	15,000	16,520
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	7,686	7,901
Muenchener Hypothekenbank eG	0.500%	6/14/28	CHF	8,000	9,154
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	6,533	7,089
Muenchener Hypothekenbank eG	1.875%	8/25/32	EUR	15,000	15,371
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	4,765	3,994
Muenchener Hypothekenbank eG	0.010%	10/19/39	EUR	6,365	4,459
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	4,600	4,293
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.000%	5/26/42	EUR	8,000	7,128
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.250%	5/26/44	EUR	5,400	5,930
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,100	2,237
Norddeutsche Landesbank-Girozentrale	0.010%	9/23/26	EUR	26,100	27,058
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	5,124	5,330
Norddeutsche Landesbank-Girozentrale	0.750%	3/5/29	EUR	23,345	23,438
Robert Bosch GmbH	4.000%	6/2/35	EUR	3,000	3,370
Robert Bosch GmbH	4.375%	6/2/43	EUR	13,200	15,127
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	500	538
RWE AG	2.125%	5/24/26	EUR	2,000	2,148
RWE AG	0.500%	11/26/28	EUR	8,305	8,211
RWE AG	1.000%	11/26/33	EUR	2,735	2,378
RWE AG	4.125%	2/13/35	EUR	4,500	5,039
Santander Consumer Bank AG	4.500%	6/30/26	EUR	5,000	5,561
SAP SE	1.250%	3/10/28	EUR	2,900	3,007
SAP SE	0.375%	5/18/29	EUR	7,600	7,429
SAP SE	1.625%	3/10/31	EUR	6,800	6,856
Sartorius Finance BV	4.500%	9/14/32	EUR	1,000	1,141
Sartorius Finance BV	4.875%	9/14/35	EUR	2,000	2,327
Siemens Energy Finance BV	4.000%	4/5/26	EUR	5,000	5,483
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	4,577	5,036
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	14,300	13,986
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	9,404	9,208
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	3,225	3,242
Siemens Financieringsmaatschappij NV	2.750%	9/9/30	EUR	5,000	5,400
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	2,721	2,695
Siemens Financieringsmaatschappij NV	3.375%	8/24/31	EUR	2,000	2,224
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	7,200	6,621
Siemens Financieringsmaatschappij NV	3.000%	9/8/33	EUR	12,000	12,969
27

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	3,587	3,057
Siemens Financieringsmaatschappij NV	1.250%	2/25/35	EUR	6,600	5,939
Siemens Financieringsmaatschappij NV	3.375%	2/22/37	EUR	8,000	8,740
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	7,214	6,397
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	6,200	6,561
Siemens Financieringsmaatschappij NV	3.625%	2/22/44	EUR	4,000	4,347
Sirius Real Estate Ltd.	1.125%	6/22/26	EUR	900	939
Talanx AG	4.000%	10/25/29	EUR	7,500	8,453
Talanx AG	2.250%	12/5/47	EUR	11,800	12,264
Traton Finance Luxembourg SA	4.125%	11/22/25	EUR	20,000	21,940
Traton Finance Luxembourg SA	4.250%	5/16/28	EUR	5,000	5,573
Traton Finance Luxembourg SA	0.750%	3/24/29	EUR	5,000	4,824
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	4,400	3,951
UniCredit Bank GmbH	0.625%	11/20/25	EUR	9,596	10,219
UniCredit Bank GmbH	0.500%	2/23/27	EUR	23,000	23,854
UniCredit Bank GmbH	0.010%	9/15/28	EUR	33,855	33,293
UniCredit Bank GmbH	0.875%	1/11/29	EUR	6,508	6,583
UniCredit Bank GmbH	0.010%	6/24/30	EUR	3,758	3,525
UniCredit Bank GmbH	0.250%	1/15/32	EUR	9,992	9,135
UniCredit Bank GmbH	0.850%	5/22/34	EUR	7,737	7,035
Vier Gas Transport GmbH	4.625%	9/26/32	EUR	5,000	5,824
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	666	711
Volkswagen Bank GmbH	4.250%	1/7/26	EUR	5,000	5,500
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	2,600	2,783
Volkswagen Bank GmbH	4.625%	5/3/31	EUR	9,000	10,133
Volkswagen Financial Services Australia Pty Ltd.	5.300%	2/9/27	AUD	5,000	3,269
Volkswagen Financial Services NV	3.250%	4/13/27	GBP	1,900	2,323
Volkswagen Financial Services NV	6.500%	9/18/27	GBP	2,500	3,295
Volkswagen Financial Services NV	2.125%	1/18/28	GBP	9,300	10,760
Volkswagen Financial Services NV	1.375%	9/14/28	GBP	3,700	4,091
Volkswagen Financial Services Overseas AG	2.250%	10/16/26	EUR	2,897	3,089
Volkswagen Financial Services Overseas AG	0.875%	1/31/28	EUR	13,217	13,308
Volkswagen Financial Services Overseas AG	3.375%	4/6/28	EUR	6,019	6,563
Volkswagen Financial Services Overseas AG	0.375%	2/12/30	EUR	3,603	3,305
Volkswagen International Finance NV	4.125%	11/15/25	EUR	9,200	10,098
Volkswagen International Finance NV	3.875%	3/29/26	EUR	5,000	5,476
Volkswagen International Finance NV	3.375%	11/16/26	GBP	3,500	4,328
Volkswagen International Finance NV	1.875%	3/30/27	EUR	15,700	16,515
Volkswagen International Finance NV	3.750%	9/28/27	EUR	4,000	4,403
Volkswagen International Finance NV	2.625%	11/16/27	EUR	5,000	5,333
Volkswagen International Finance NV	4.250%	3/29/29	EUR	5,000	5,580
Volkswagen International Finance NV	1.250%	9/23/32	EUR	2,900	2,589
Volkswagen International Finance NV	3.300%	3/22/33	EUR	500	528
Volkswagen International Finance NV	4.125%	11/16/38	EUR	6,500	7,154
Volkswagen International Finance NV	1.500%	1/21/41	EUR	800	571
Volkswagen International Finance NV	3.500%	Perpetual	EUR	2,500	2,433
Volkswagen International Finance NV	3.748%	Perpetual	EUR	11,000	11,447
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	8,106
Volkswagen International Finance NV	3.875%	Perpetual	EUR	11,600	11,730
Volkswagen International Finance NV	4.375%	Perpetual	EUR	4,000	3,995
Volkswagen International Finance NV	4.625%	Perpetual	EUR	6,642	7,178
Volkswagen International Finance NV	4.625%	Perpetual	EUR	5,200	5,525
Volkswagen International Finance NV	7.875%	Perpetual	EUR	2,000	2,441
Volkswagen Leasing GmbH	0.250%	1/12/26	EUR	2,500	2,631
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	16,853	17,487
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	8,851	8,482
Vonovia SE	0.000%	12/1/25	EUR	5,000	5,260
Vonovia SE	1.375%	1/28/26	EUR	2,800	2,981
Vonovia SE	1.500%	3/22/26	EUR	8,000	8,508
Vonovia SE	1.500%	6/10/26	EUR	2,500	2,648
Vonovia SE	1.750%	1/25/27	EUR	100	106
Vonovia SE	0.375%	6/16/27	EUR	5,000	5,078
Vonovia SE	0.625%	10/7/27	EUR	3,000	3,041
Vonovia SE	1.875%	6/28/28	EUR	9,200	9,545
Vonovia SE	0.250%	9/1/28	EUR	3,000	2,906
Vonovia SE	0.625%	12/14/29	EUR	6,900	6,544
Vonovia SE	2.250%	4/7/30	EUR	3,100	3,161
Vonovia SE	1.000%	7/9/30	EUR	2,000	1,885
Vonovia SE	5.000%	11/23/30	EUR	1,000	1,169
Vonovia SE	2.375%	3/25/32	EUR	5,800	5,741
28

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vonovia SE	0.750%	9/1/32	EUR	12,400	10,728
Vonovia SE	1.000%	6/16/33	EUR	3,500	3,007
Vonovia SE	4.250%	4/10/34	EUR	3,100	3,455
Vonovia SE	1.125%	9/14/34	EUR	3,800	3,190
Vonovia SE	2.750%	3/22/38	EUR	2,000	1,849
Vonovia SE	1.625%	10/7/39	EUR	4,100	3,145
Vonovia SE	1.500%	6/14/41	EUR	1,800	1,319
VW Credit Canada Inc.	5.860%	11/15/27	CAD	1,100	829
VW Credit Canada Inc.	4.420%	8/20/29	CAD	1,200	868
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	4,500	4,495
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	3,100	2,888
					2,414,362
Hong Kong (0.0%)
Prudential Funding Asia plc	5.875%	5/11/29	GBP	1,824	2,415
Prudential Funding Asia plc	6.125%	12/19/31	GBP	2,678	3,553
					5,968
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	EUR	900	827
Ireland (0.1%)
AIB Group plc	2.250%	4/4/28	EUR	13,000	13,840
AIB Group plc	5.750%	2/16/29	EUR	5,000	5,850
AIB Group plc	5.250%	10/23/31	EUR	10,000	11,847
Bank of Ireland Group plc	4.875%	7/16/28	EUR	9,000	10,226
Bank of Ireland Group plc	5.000%	7/4/31	EUR	5,000	5,852
Bank of Ireland Group plc	7.594%	12/6/32	GBP	900	1,204
Bank of Ireland Group plc	6.750%	3/1/33	EUR	7,000	8,205
Bank of Ireland Group plc	4.750%	8/10/34	EUR	13,892	15,419
Dell Bank International DAC	0.500%	10/27/26	EUR	6,500	6,770
ESB Finance DAC	2.125%	6/8/27	EUR	3,170	3,392
ESB Finance DAC	1.875%	6/14/31	EUR	6,263	6,249
ESB Finance DAC	4.000%	5/3/32	EUR	1,500	1,689
ESB Finance DAC	2.125%	11/5/33	EUR	2,671	2,613
Freshwater Finance plc	4.607%	10/17/36	GBP	1,517	1,655
Kerry Group Financial Services Unltd Co.	3.375%	3/5/33	EUR	5,000	5,422
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	3,463	3,640
Permanent TSB Group Holdings plc	6.625%	6/30/29	EUR	5,000	5,981
Smurfit Kappa Acquisitions ULC	2.875%	1/15/26	EUR	2,214	2,401
Smurfit Kappa Treasury ULC	1.500%	9/15/27	EUR	6,500	6,770
Smurfit Kappa Treasury ULC	1.000%	9/22/33	EUR	5,429	4,788
					123,813
Italy (0.8%)
2i Rete Gas SpA	1.750%	8/28/26	EUR	300	319
2i Rete Gas SpA	1.608%	10/31/27	EUR	3,266	3,401
2i Rete Gas SpA	0.579%	1/29/31	EUR	5,800	5,282
A2A SpA	1.000%	7/16/29	EUR	5,000	4,945
A2A SpA	0.625%	7/15/31	EUR	2,000	1,808
A2A SpA	0.625%	10/28/32	EUR	1,998	1,734
A2A SpA	1.000%	11/2/33	EUR	2,000	1,730
A2A SpA	4.375%	2/3/34	EUR	2,000	2,277
ACEA SpA	1.000%	10/24/26	EUR	3,058	3,203
ACEA SpA	1.500%	6/8/27	EUR	12,881	13,524
ACEA SpA	0.500%	4/6/29	EUR	6,896	6,688
ACEA SpA	0.250%	7/28/30	EUR	4,007	3,674
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	2,040	2,145
Aeroporti di Roma SpA	1.750%	7/30/31	EUR	5,900	5,675
ASTM SpA	1.625%	2/8/28	EUR	3,729	3,850
ASTM SpA	1.500%	1/25/30	EUR	8,700	8,509
ASTM SpA	2.375%	11/25/33	EUR	2,800	2,632
Autostrade per l'Italia SpA	1.750%	2/1/27	EUR	2,359	2,492
Autostrade per l'Italia SpA	2.000%	12/4/28	EUR	7,000	7,213
Autostrade per l'Italia SpA	1.875%	9/26/29	EUR	4,000	4,036
Autostrade per l'Italia SpA	2.000%	1/15/30	EUR	9,000	9,025
Autostrade per l'Italia SpA	4.750%	1/24/31	EUR	5,000	5,703
Autostrade per l'Italia SpA	2.250%	1/25/32	EUR	8,000	7,773
Banca Monte dei Paschi di Siena SpA	2.125%	11/26/25	EUR	4,539	4,824
Banco BPM SpA	3.750%	6/27/28	EUR	6,000	6,703
Banco BPM SpA	4.875%	1/17/30	EUR	10,000	11,355
BPER Banca SpA	3.750%	10/22/28	EUR	23,300	26,237
29

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Agricole Italia SpA	0.625%	1/13/26	EUR	8,800	9,331
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	7,600	7,934
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	2,500	2,502
Credit Agricole Italia SpA	3.500%	1/15/30	EUR	17,100	19,112
Credit Agricole Italia SpA	3.500%	3/11/36	EUR	10,000	11,213
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	2,500	2,294
Enel Finance International NV	1.375%	6/1/26	EUR	9,114	9,710
Enel Finance International NV	1.000%	10/20/27	GBP	3,901	4,496
Enel Finance International NV	2.875%	4/11/29	GBP	3,700	4,351
Enel Finance International NV	0.625%	5/28/29	EUR	19,900	19,399
Enel Finance International NV	0.750%	6/17/30	EUR	18,800	17,859
Enel Finance International NV	4.000%	2/20/31	EUR	5,000	5,646
Enel Finance International NV	0.875%	9/28/34	EUR	1,900	1,601
Enel Finance International NV	1.125%	10/17/34	EUR	3,653	3,155
Enel Finance International NV	1.250%	1/17/35	EUR	3,000	2,612
Enel Finance International NV	3.875%	1/23/35	EUR	4,000	4,427
Enel Finance International NV	0.875%	6/17/36	EUR	2,214	1,773
Enel Finance International NV	5.750%	9/14/40	GBP	5,410	6,883
Enel SpA	5.625%	6/21/27	EUR	5,536	6,461
Enel SpA	1.375%	Perpetual	EUR	7,448	7,529
Enel SpA	1.875%	Perpetual	EUR	7,000	6,599
Enel SpA	2.250%	Perpetual	EUR	8,977	9,395
Enel SpA	3.375%	Perpetual	EUR	6,180	6,648
Enel SpA	4.750%	Perpetual	EUR	2,000	2,202
Eni SpA	1.500%	2/2/26	EUR	2,169	2,324
Eni SpA	1.250%	5/18/26	EUR	2,667	2,828
Eni SpA	1.500%	1/17/27	EUR	2,543	2,687
Eni SpA	1.625%	5/17/28	EUR	2,574	2,686
Eni SpA	0.375%	6/14/28	EUR	10,982	10,880
Eni SpA	1.125%	9/19/28	EUR	2,817	2,873
Eni SpA	3.625%	1/29/29	EUR	2,600	2,896
Eni SpA	0.625%	1/23/30	EUR	8,911	8,526
Eni SpA	2.000%	5/18/31	EUR	7,000	7,026
Eni SpA	3.875%	1/15/34	EUR	5,000	5,523
Eni SpA	1.000%	10/11/34	EUR	3,092	2,620
Eni SpA	2.000%	Perpetual	EUR	2,500	2,595
Eni SpA	2.625%	Perpetual	EUR	4,090	4,392
Eni SpA	2.750%	Perpetual	EUR	3,724	3,719
Eni SpA	3.375%	Perpetual	EUR	5,563	5,827
Ferrovie dello Stato Italiane SpA	3.750%	4/14/27	EUR	10,000	11,064
Ferrovie dello Stato Italiane SpA	4.500%	5/23/33	EUR	6,000	6,872
Generali	2.124%	10/1/30	EUR	7,200	7,271
Generali	2.429%	7/14/31	EUR	2,000	2,019
Generali	1.713%	6/30/32	EUR	2,300	2,165
Generali	5.800%	7/6/32	EUR	3,000	3,650
Generali	5.399%	4/20/33	EUR	5,000	5,968
Generali	5.500%	10/27/47	EUR	8,669	9,930
Generali	6.269%	Perpetual	GBP	4,050	5,248
Hera SpA	0.875%	10/14/26	EUR	2,543	2,657
Hera SpA	0.875%	7/5/27	EUR	5,087	5,242
Hera SpA	5.200%	1/29/28	EUR	3,092	3,576
Hera SpA	0.250%	12/3/30	EUR	2,100	1,896
Hera SpA	4.250%	4/20/33	EUR	3,400	3,860
Hera SpA	1.000%	4/25/34	EUR	1,509	1,290
Iccrea Banca SpA	6.875%	1/20/28	EUR	5,000	5,835
Iccrea Banca SpA	3.875%	1/12/29	EUR	25,000	28,099
Iccrea Banca SpA	3.500%	3/4/32	EUR	25,000	27,852
Intesa Sanpaolo SpA	3.250%	2/10/26	EUR	2,000	2,189
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	5,087	5,303
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	6,633	6,945
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	7,017	7,286
Intesa Sanpaolo SpA	5.000%	3/8/28	EUR	2,500	2,830
Intesa Sanpaolo SpA	0.750%	3/16/28	EUR	5,000	5,047
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	13,409	13,978
Intesa Sanpaolo SpA	3.625%	6/30/28	EUR	6,000	6,701
Intesa Sanpaolo SpA	6.500%	3/14/29	GBP	3,500	4,645
Intesa Sanpaolo SpA	1.750%	7/4/29	EUR	4,539	4,636
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	4,545	5,105
Intesa Sanpaolo SpA	4.875%	5/19/30	EUR	15,000	17,520
Intesa Sanpaolo SpA	1.350%	2/24/31	EUR	8,250	7,860
30

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Intesa Sanpaolo SpA	5.125%	8/29/31	EUR	4,430	5,279
Intesa Sanpaolo SpA	5.625%	3/8/33	EUR	2,000	2,448
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	6,724	6,433
Iren SpA	3.875%	7/22/32	EUR	2,000	2,216
Italgas SpA	3.125%	2/8/29	EUR	5,400	5,836
Italgas SpA	0.875%	4/24/30	EUR	5,092	4,902
Leasys SpA	3.875%	3/1/28	EUR	7,000	7,694
Mediobanca Banca di Credito Finanziario SpA	1.375%	11/10/25	EUR	5,525	5,922
Mediobanca Banca di Credito Finanziario SpA	0.875%	1/15/26	EUR	8,179	8,671
Mediobanca Banca di Credito Finanziario SpA	0.750%	11/2/28	EUR	5,000	5,084
Mediobanca Banca di Credito Finanziario SpA	4.375%	2/1/30	EUR	7,000	7,944
Snam SpA	0.875%	10/25/26	EUR	10,085	10,545
Snam SpA	3.375%	12/5/26	EUR	2,000	2,188
Snam SpA	0.750%	6/20/29	EUR	8,400	8,202
Snam SpA	0.750%	6/17/30	EUR	3,500	3,308
Snam SpA	0.625%	6/30/31	EUR	5,000	4,556
Snam SpA	1.000%	9/12/34	EUR	4,090	3,476
Snam SpA	4.500%	Perpetual	EUR	3,000	3,025
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	4,944	5,178
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	6,798	6,888
Terna - Rete Elettrica Nazionale	3.625%	4/21/29	EUR	3,000	3,320
UniCredit SpA	0.375%	10/31/26	EUR	9,753	10,149
UniCredit SpA	2.200%	7/22/27	EUR	12,535	13,447
UniCredit SpA	0.925%	1/18/28	EUR	13,000	13,528
UniCredit SpA	4.450%	2/16/29	EUR	8,000	9,012
UniCredit SpA	3.500%	7/31/30	EUR	12,500	14,038
UniCredit SpA	0.850%	1/19/31	EUR	21,986	20,475
UniCredit SpA	4.300%	1/23/31	EUR	5,000	5,625
UniCredit SpA	4.200%	6/11/34	EUR	5,000	5,521
					826,740
Japan (0.5%)
Asahi Group Holdings Ltd.	0.280%	3/6/26	JPY	400,000	2,621
Asahi Group Holdings Ltd.	0.336%	4/19/27	EUR	2,500	2,553
Asahi Group Holdings Ltd.	0.290%	6/1/27	JPY	100,000	651
Asahi Group Holdings Ltd.	0.541%	10/23/28	EUR	4,750	4,688
Astellas Pharma Inc.	0.320%	8/31/26	JPY	500,000	3,271
Astellas Pharma Inc.	0.519%	8/31/28	JPY	500,000	3,256
Bridgestone Corp.	0.230%	4/17/26	JPY	1,100,000	7,195
Bridgestone Corp.	0.295%	4/21/27	JPY	300,000	1,953
Central Nippon Expressway Co. Ltd.	0.060%	3/18/26	JPY	500,000	3,269
Central Nippon Expressway Co. Ltd.	0.050%	7/27/26	JPY	520,000	3,389
Central Nippon Expressway Co. Ltd.	0.040%	9/17/26	JPY	300,000	1,953
Central Nippon Expressway Co. Ltd.	0.125%	3/18/27	JPY	500,000	3,252
Central Nippon Expressway Co. Ltd.	0.166%	8/18/27	JPY	1,000,000	6,497
Central Nippon Expressway Co. Ltd.	0.439%	12/13/27	JPY	500,000	3,271
Central Nippon Expressway Co. Ltd.	0.514%	2/21/28	JPY	200,000	1,310
Central Nippon Expressway Co. Ltd.	0.385%	5/18/28	JPY	400,000	2,606
Central Nippon Expressway Co. Ltd.	0.439%	8/17/28	JPY	900,000	5,870
Central Nippon Expressway Co. Ltd.	0.464%	9/14/28	JPY	500,000	3,262
Central Nippon Expressway Co. Ltd.	0.759%	5/29/29	JPY	400,000	2,634
Chugoku Electric Power Co. Inc.	0.920%	5/25/33	JPY	300,000	1,916
Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	100,000	612
Denso Corp.	0.315%	3/17/28	JPY	300,000	1,946
East Japan Railway Co.	1.162%	9/15/28	GBP	6,119	6,879
East Japan Railway Co.	3.245%	9/8/30	EUR	5,000	5,459
East Japan Railway Co.	4.875%	6/14/34	GBP	2,800	3,489
East Japan Railway Co.	1.104%	9/15/39	EUR	3,714	2,907
East Japan Railway Co.	4.110%	2/22/43	EUR	8,500	9,712
East Nippon Expressway Co. Ltd.	0.230%	6/18/27	JPY	400,000	2,606
East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	670,000	4,280
East Nippon Expressway Co. Ltd.	0.220%	1/31/30	JPY	230,000	1,470
East Nippon Expressway Co. Ltd.	0.230%	4/23/31	JPY	300,000	1,900
East Nippon Expressway Co. Ltd.	0.140%	7/15/31	JPY	90,000	565
ENEOS Holdings Inc.	0.834%	6/15/32	JPY	300,000	1,915
Fast Retailing Co. Ltd.	0.749%	12/18/25	JPY	200,000	1,318
Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	600,000	3,892
FUJIFILM Holdings Corp.	0.195%	4/20/27	JPY	200,000	1,301
Hikari Tsushin Inc.	1.790%	3/23/33	JPY	200,000	1,246
Hitachi Ltd.	0.290%	3/12/30	JPY	100,000	635
31

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
JT International Financial Services BV	1.000%	11/26/29	EUR	1,545	1,506
JT International Financial Services BV	2.750%	9/28/33	GBP	2,599	2,744
JT International Financial Services BV	2.375%	4/7/81	EUR	5,087	5,411
Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	289,000	1,889
Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	125,000	817
Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	359,000	2,341
Kansai Electric Power Co. Inc.	0.435%	4/25/28	JPY	400,000	2,601
Kansai Electric Power Co. Inc.	0.405%	6/20/29	JPY	300,000	1,932
Kansai Electric Power Co. Inc.	0.440%	12/20/30	JPY	327,000	2,077
Kansai Electric Power Co. Inc.	0.370%	9/19/31	JPY	187,000	1,170
Kirin Holdings Co. Ltd.	0.090%	6/3/26	JPY	200,000	1,304
Kubota Corp.	0.300%	6/2/27	JPY	500,000	3,253
Kyushu Electric Power Co. Inc.	0.360%	4/23/27	JPY	100,000	652
Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	191,000	1,232
Kyushu Electric Power Co. Inc.	0.340%	4/25/31	JPY	100,000	629
Mitsubishi Corp.	1.518%	6/25/32	JPY	700,000	4,750
Mitsubishi HC Capital Inc.	0.330%	1/31/29	JPY	1,100,000	7,056
Mitsubishi Heavy Industries Ltd.	0.270%	9/1/31	JPY	400,000	2,501
Mitsubishi UFJ Financial Group Inc.	0.770%	3/5/27	JPY	500,000	3,287
Mitsubishi UFJ Financial Group Inc.	0.250%	11/4/27	JPY	100,000	649
Mitsubishi UFJ Financial Group Inc.	1.029%	3/7/29	JPY	400,000	2,629
Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	8,179	7,993
Mitsui Fudosan Co. Ltd.	0.810%	6/6/33	JPY	400,000	2,563
Mitsui Fudosan Co. Ltd.	1.057%	9/12/33	JPY	1,100,000	7,138
Mizuho Financial Group Inc.	0.184%	4/13/26	EUR	4,600	4,813
Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	134,000	874
Mizuho Financial Group Inc.	5.628%	6/13/28	GBP	2,000	2,617
Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	2,543	2,424
Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	5,087	4,838
Mizuho Financial Group Inc.	0.895%	6/24/30	JPY	100,000	640
Mizuho Financial Group Inc.	0.693%	10/7/30	EUR	18,700	17,392
Mizuho Financial Group Inc.	4.029%	9/5/32	EUR	3,000	3,359
Mizuho Financial Group Inc.	1.015%	7/13/33	JPY	500,000	3,259
Mizuho Financial Group Inc.	1.412%	7/13/33	JPY	500,000	3,231
MUFG Bank Ltd.	1.950%	11/12/25	JPY	100,000	665
Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	3,047	3,208
Nomura Holdings Inc.	0.280%	9/4/26	JPY	100,000	651
NTT Finance Corp.	0.180%	12/19/25	JPY	1,000,000	6,551
NTT Finance Corp.	0.280%	12/20/27	JPY	100,000	650
NTT Finance Corp.	0.614%	9/20/28	JPY	400,000	2,612
NTT Finance Corp.	0.399%	12/13/28	EUR	10,600	10,368
NTT Finance Corp.	0.967%	6/20/29	JPY	600,000	3,964
NTT Finance Corp.	0.648%	6/20/30	JPY	1,000,000	6,484
NTT Finance Corp.	0.380%	9/20/30	JPY	3,100,000	19,762
NTT Finance Corp.	3.359%	3/12/31	EUR	5,000	5,450
NTT Finance Corp.	0.270%	9/19/31	JPY	200,000	1,252
NTT Finance Corp.	0.838%	6/20/33	JPY	1,100,000	7,041
NTT Finance Corp.	1.476%	3/17/34	JPY	300,000	2,006
ORIX Corp.	4.477%	6/1/28	EUR	3,500	3,953
Panasonic Holdings Corp.	0.470%	9/18/26	JPY	800,000	5,282
Panasonic Holdings Corp.	0.709%	9/14/28	JPY	500,000	3,261
Panasonic Holdings Corp.	0.370%	3/5/30	JPY	200,000	1,266
Panasonic Holdings Corp.	1.342%	9/14/33	JPY	400,000	2,632
Seven & i Holdings Co. Ltd.	0.280%	12/20/27	JPY	100,000	648
Seven & i Holdings Co. Ltd.	1.392%	11/2/33	JPY	400,000	2,664
Shinkin Central Bank	0.720%	6/27/29	JPY	300,000	1,974
Sompo Japan Insurance Inc.	0.425%	10/14/27	JPY	200,000	1,307
Sony Group Corp.	0.300%	10/10/29	JPY	500,000	3,201
Sumitomo Electric Industries Ltd.	0.809%	7/13/33	JPY	200,000	1,283
Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	5,087	5,306
Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	3,541	3,385
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	5,745	6,118
Sumitomo Mitsui Financial Group Inc.	1.054%	1/26/29	JPY	800,000	5,260
Sumitomo Mitsui Financial Group Inc.	0.750%	6/8/29	JPY	900,000	5,845
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	11,635	11,156
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	9,232	9,225
Suntory Holdings Ltd.	0.300%	6/8/27	JPY	100,000	651
Suntory Holdings Ltd.	0.800%	5/25/33	JPY	200,000	1,274
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	4,419	4,745
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	13,514	14,474
32

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Takeda Pharmaceutical Co. Ltd.	0.400%	10/14/31	JPY	900,000	5,624
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	EUR	2,500	2,352
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	4,364	3,725
TDK Corp.	0.430%	7/26/30	JPY	100,000	637
Toyota Finance Corp.	0.370%	10/13/26	JPY	500,000	3,273
Toyota Motor Corp.	0.219%	3/18/31	JPY	500,000	3,152
Toyota Motor Corp.	0.735%	6/1/33	JPY	300,000	1,917
Toyota Motor Finance Netherlands BV	3.375%	1/13/26	EUR	5,000	5,464
Toyota Motor Finance Netherlands BV	4.000%	4/2/27	EUR	4,800	5,344
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	560,000	3,662
West Nippon Expressway Co. Ltd.	0.175%	8/28/26	JPY	1,260,000	8,228
West Nippon Expressway Co. Ltd.	0.040%	9/18/26	JPY	100,000	651
West Nippon Expressway Co. Ltd.	0.200%	10/19/26	JPY	100,000	653
West Nippon Expressway Co. Ltd.	0.100%	12/18/26	JPY	100,000	651
West Nippon Expressway Co. Ltd.	0.105%	3/19/27	JPY	500,000	3,251
West Nippon Expressway Co. Ltd.	0.225%	6/18/27	JPY	100,000	651
West Nippon Expressway Co. Ltd.	0.315%	9/17/27	JPY	200,000	1,304
West Nippon Expressway Co. Ltd.	0.395%	9/17/27	JPY	500,000	3,269
West Nippon Expressway Co. Ltd.	0.390%	5/25/28	JPY	500,000	3,261
West Nippon Expressway Co. Ltd.	0.369%	7/27/28	JPY	1,000,000	6,513
West Nippon Expressway Co. Ltd.	0.484%	8/31/28	JPY	400,000	2,614
West Nippon Expressway Co. Ltd.	0.715%	5/23/29	JPY	800,000	5,257
					466,147
Luxembourg (0.2%)
Acef Holding SCA	0.750%	6/14/28	EUR	1,107	1,102
Acef Holding SCA	1.250%	4/26/30	EUR	4,914	4,734
ArcelorMittal SA	1.750%	11/19/25	EUR	4,814	5,161
Aroundtown Finance Sarl	5.000%	Perpetual	EUR	2,600	2,283
Aroundtown Finance Sarl	8.625%	Perpetual	GBP	1,200	1,428
AXA Logistics Europe Master SCA	0.375%	11/15/26	EUR	3,000	3,087
AXA Logistics Europe Master SCA	0.875%	11/15/29	EUR	800	765
Bevco Lux Sarl	1.000%	1/16/30	EUR	3,214	3,053
Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	EUR	3,529	3,659
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	4,840	4,998
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	GBP	2,800	3,235
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	EUR	6,900	7,438
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/32	GBP	2,800	3,358
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	EUR	4,000	3,958
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.900%	10/12/29	EUR	1,400	1,337
Czech Gas Networks Investments Sarl	0.450%	9/8/29	EUR	2,100	1,990
Czech Gas Networks Investments Sarl	0.875%	3/31/31	EUR	6,000	5,460
Eurofins Scientific SE	3.750%	7/17/26	EUR	2,300	2,505
Eurofins Scientific SE	4.000%	7/6/29	EUR	5,843	6,372
Eurofins Scientific SE	0.875%	5/19/31	EUR	3,500	3,098
JAB Holdings BV	1.750%	6/25/26	EUR	7,100	7,569
JAB Holdings BV	2.500%	4/17/27	EUR	2,500	2,688
JAB Holdings BV	1.000%	12/20/27	EUR	3,000	3,066
JAB Holdings BV	2.500%	6/25/29	EUR	6,400	6,780
JAB Holdings BV	4.750%	6/29/32	EUR	6,000	6,943
JAB Holdings BV	3.375%	4/17/35	EUR	3,000	3,117
JAB Holdings BV	2.250%	12/19/39	EUR	7,900	6,711
Logicor Financing Sarl	1.625%	7/15/27	EUR	5,087	5,261
Logicor Financing Sarl	3.250%	11/13/28	EUR	5,980	6,407
Logicor Financing Sarl	0.875%	1/14/31	EUR	3,914	3,537
P3 Group Sarl	0.875%	1/26/26	EUR	3,700	3,908
P3 Group Sarl	1.625%	1/26/29	EUR	2,500	2,500
Prologis International Funding II SA	1.750%	3/15/28	EUR	6,125	6,355
Prologis International Funding II SA	0.875%	7/9/29	EUR	3,042	2,934
Prologis International Funding II SA	3.625%	3/7/30	EUR	2,500	2,733
Prologis International Funding II SA	3.125%	6/1/31	EUR	3,000	3,162
Prologis International Funding II SA	1.625%	6/17/32	EUR	2,819	2,659
SELP Finance Sarl	1.500%	12/20/26	EUR	7,448	7,828
SELP Finance Sarl	0.875%	5/27/29	EUR	1,000	965
SES SA	0.875%	11/4/27	EUR	1,590	1,585
SES SA	2.000%	7/2/28	EUR	1,900	1,919
					157,648
Mexico (0.0%)
America Movil SAB de CV	5.000%	10/27/26	GBP	3,161	4,068
America Movil SAB de CV	0.750%	6/26/27	EUR	2,159	2,227
33

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
America Movil SAB de CV	2.125%	3/10/28	EUR	2,599	2,760
America Movil SAB de CV	5.750%	6/28/30	GBP	2,990	3,965
America Movil SAB de CV	4.948%	7/22/33	GBP	900	1,129
America Movil SAB de CV	4.375%	8/7/41	GBP	3,096	3,431
					17,580
Netherlands (1.1%)
ABN AMRO Bank NV	2.375%	6/1/27	EUR	10,700	11,492
ABN AMRO Bank NV	4.000%	1/16/28	EUR	5,000	5,582
ABN AMRO Bank NV	5.125%	2/22/28	GBP	7,500	9,702
ABN AMRO Bank NV	4.375%	10/20/28	EUR	13,000	14,747
ABN AMRO Bank NV	1.500%	9/30/30	EUR	11,107	11,300
ABN AMRO Bank NV	1.000%	4/13/31	EUR	4,000	3,917
ABN AMRO Bank NV	5.125%	2/22/33	EUR	10,000	11,286
ABN AMRO Bank NV	1.000%	6/2/33	EUR	5,000	4,504
ABN AMRO Bank NV	1.375%	1/10/34	EUR	7,300	6,989
ABN AMRO Bank NV	4.500%	11/21/34	EUR	12,000	14,036
ABN AMRO Bank NV	0.375%	1/14/35	EUR	20,400	17,284
ABN AMRO Bank NV	1.375%	1/12/37	EUR	11,100	10,106
ABN AMRO Bank NV	1.125%	4/23/39	EUR	2,500	2,096
ABN AMRO Bank NV	0.400%	9/17/41	EUR	10,000	6,989
Achmea Bank NV	3.750%	10/19/26	EUR	25,000	27,765
Achmea BV	6.750%	12/26/43	EUR	3,000	3,667
Achmea BV	5.625%	11/2/44	EUR	2,700	3,061
Akzo Nobel NV	1.125%	4/8/26	EUR	2,050	2,172
Akzo Nobel NV	1.500%	3/28/28	EUR	4,000	4,125
Akzo Nobel NV	1.625%	4/14/30	EUR	4,600	4,600
Akzo Nobel NV	4.000%	5/24/33	EUR	5,000	5,595
Alliander NV	0.375%	6/10/30	EUR	6,316	5,950
ASML Holding NV	1.375%	7/7/26	EUR	13,525	14,377
ASML Holding NV	1.625%	5/28/27	EUR	667	704
ASML Holding NV	0.625%	5/7/29	EUR	2,214	2,180
ASR Nederland NV	7.000%	12/7/43	EUR	7,200	9,082
ASR Nederland NV	3.375%	5/2/49	EUR	3,862	4,086
Athora Netherlands NV	2.250%	7/15/31	EUR	3,962	4,078
Citycon Treasury BV	6.500%	3/8/29	EUR	1,100	1,244
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	2,971	3,168
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	300	196
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	3,530	4,260
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	2,254	2,413
Cooperatieve Rabobank UA	0.000%	6/21/27	EUR	22,500	22,934
Cooperatieve Rabobank UA	0.375%	12/1/27	EUR	13,100	13,479
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	16,600	17,149
Cooperatieve Rabobank UA	1.875%	7/12/28	GBP	10,400	12,395
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	15,000	15,222
Cooperatieve Rabobank UA	4.233%	4/25/29	EUR	13,000	14,614
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	3,812	4,748
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,642	4,653
Cooperatieve Rabobank UA	4.000%	1/10/30	EUR	11,000	12,385
Cooperatieve Rabobank UA	0.750%	3/2/32	EUR	3,000	2,834
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	3,800	3,703
Cooperatieve Rabobank UA	7.074%	10/26/32	AUD	2,700	1,846
Cooperatieve Rabobank UA	3.106%	6/7/33	EUR	12,500	13,874
Cooperatieve Rabobank UA	3.064%	2/1/34	EUR	10,000	11,075
Cooperatieve Rabobank UA	3.822%	7/26/34	EUR	8,000	8,897
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	24,400	22,042
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	484	614
CTP NV	0.875%	1/20/26	EUR	1,200	1,267
CTP NV	0.625%	9/27/26	EUR	543	561
CTP NV	0.750%	2/18/27	EUR	5,214	5,342
CTP NV	1.250%	6/21/29	EUR	3,200	3,128
CTP NV	4.750%	2/5/30	EUR	3,000	3,376
CTP NV	1.500%	9/27/31	EUR	1,904	1,760
de Volksbank NV	0.500%	1/30/26	EUR	3,700	3,923
de Volksbank NV	2.375%	5/4/27	EUR	9,300	9,979
de Volksbank NV	0.750%	5/18/27	EUR	2,500	2,601
de Volksbank NV	0.375%	3/3/28	EUR	3,700	3,649
de Volksbank NV	0.750%	10/24/31	EUR	2,543	2,414
DSM BV	0.750%	9/28/26	EUR	9,400	9,836
DSM BV	0.250%	6/23/28	EUR	7,000	6,924
34

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
DSM BV	0.625%	6/23/32	EUR	7,500	6,744
Enexis Holding NV	0.875%	4/28/26	EUR	6,000	6,352
Enexis Holding NV	0.750%	7/2/31	EUR	2,000	1,870
Enexis Holding NV	3.625%	6/12/34	EUR	5,000	5,576
Euronext NV	1.125%	6/12/29	EUR	5,300	5,307
Euronext NV	1.500%	5/17/41	EUR	2,800	2,248
EXOR NV	1.750%	1/18/28	EUR	2,708	2,845
EXOR NV	2.250%	4/29/30	EUR	5,053	5,256
Heineken NV	1.375%	1/29/27	EUR	5,142	5,416
Heineken NV	1.500%	10/3/29	EUR	400	407
Heineken NV	2.250%	3/30/30	EUR	7,631	7,980
Heineken NV	3.875%	9/23/30	EUR	7,500	8,504
Heineken NV	1.750%	5/7/40	EUR	6,471	5,457
IMCD NV	4.875%	9/18/28	EUR	4,000	4,542
ING Bank NV	3.000%	2/15/26	EUR	5,000	5,466
ING Bank NV	0.875%	4/11/28	EUR	7,900	8,107
ING Bank NV	1.053%	12/7/28	JPY	400,000	2,637
ING Bank NV	2.500%	2/21/30	EUR	30,000	32,311
ING Bank NV	0.125%	12/8/32	EUR	15,700	14,223
ING Groep NV	2.125%	1/10/26	EUR	2,900	3,130
ING Groep NV	1.250%	2/16/27	EUR	18,000	19,136
ING Groep NV	0.375%	9/29/28	EUR	27,700	27,848
ING Groep NV	0.250%	2/18/29	EUR	4,400	4,331
ING Groep NV	0.250%	2/1/30	EUR	2,500	2,391
ING Groep NV	1.000%	11/13/30	EUR	5,000	5,298
ING Groep NV	0.875%	11/29/30	EUR	3,000	2,888
ING Groep NV	1.750%	2/16/31	EUR	4,500	4,511
ING Groep NV	2.125%	5/26/31	EUR	7,000	7,465
ING Groep NV	1.000%	11/16/32	EUR	5,000	5,044
ING Groep NV	6.250%	5/20/33	GBP	1,500	1,960
ING Groep NV	4.125%	8/24/33	EUR	2,000	2,201
ING Groep NV	5.250%	11/14/33	EUR	2,000	2,423
ING Groep NV	4.750%	5/23/34	EUR	5,000	5,875
ING Groep NV	4.375%	8/15/34	EUR	5,000	5,534
ING Groep NV	3.750%	9/3/35	EUR	8,000	8,708
JDE Peet's NV	0.000%	1/16/26	EUR	6,000	6,299
JDE Peet's NV	0.625%	2/9/28	EUR	7,700	7,707
JDE Peet's NV	0.500%	1/16/29	EUR	9,500	9,201
JDE Peet's NV	4.125%	1/23/30	EUR	5,000	5,590
JDE Peet's NV	1.125%	6/16/33	EUR	3,000	2,644
JDE Peet's NV	4.500%	1/23/34	EUR	1,500	1,704
Koninklijke Ahold Delhaize NV	1.125%	3/19/26	EUR	100	106
Koninklijke Ahold Delhaize NV	0.375%	3/18/30	EUR	2,531	2,402
Koninklijke Ahold Delhaize NV	3.875%	3/11/36	EUR	2,000	2,217
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,771	2,334
Koninklijke KPN NV	3.875%	7/3/31	EUR	2,500	2,821
Koninklijke KPN NV	0.875%	12/14/32	EUR	6,200	5,562
Koninklijke KPN NV	3.875%	2/16/36	EUR	5,000	5,536
Koninklijke Philips NV	0.500%	5/22/26	EUR	1,100	1,154
Koninklijke Philips NV	1.375%	5/2/28	EUR	3,925	4,035
Koninklijke Philips NV	2.000%	3/30/30	EUR	5,087	5,201
LeasePlan Corp. NV	0.250%	2/23/26	EUR	7,109	7,457
LeasePlan Corp. NV	0.250%	9/7/26	EUR	3,500	3,620
Louis Dreyfus Co. Finance BV	1.625%	4/28/28	EUR	2,200	2,262
Nationale-Nederlanden Bank NV	0.500%	9/21/28	EUR	2,900	2,853
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	6,403	6,787
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	1,545	1,400
NIBC Bank NV	0.625%	6/1/26	EUR	5,900	6,219
NIBC Bank NV	0.250%	9/9/26	EUR	9,000	9,296
NIBC Bank NV	0.500%	3/19/27	EUR	7,700	7,978
NIBC Bank NV	1.875%	6/16/27	EUR	6,200	6,613
NIBC Bank NV	1.000%	9/11/28	EUR	2,500	2,548
NIBC Bank NV	0.010%	10/15/29	EUR	5,000	4,756
NIBC Bank NV	0.125%	4/21/31	EUR	19,700	18,022
NN Group NV	1.625%	6/1/27	EUR	230	244
NN Group NV	5.250%	3/1/43	EUR	2,000	2,312
NN Group NV	6.000%	11/3/43	EUR	5,800	6,989
NN Group NV	4.625%	1/13/48	EUR	4,809	5,368
NN Group NV	4.500%	Perpetual	EUR	5,700	6,234
PostNL NV	0.625%	9/23/26	EUR	2,543	2,637
35

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
RELX Finance BV	3.375%	3/20/33	EUR	2,500	2,706
Royal Schiphol Group NV	2.000%	4/6/29	EUR	18,454	19,167
Sandoz Finance BV	4.500%	11/17/33	EUR	2,500	2,888
Shell International Finance BV	1.625%	1/20/27	EUR	12,506	13,266
Shell International Finance BV	1.250%	5/12/28	EUR	3,678	3,790
Shell International Finance BV	0.750%	8/15/28	EUR	5,087	5,112
Shell International Finance BV	1.000%	12/10/30	GBP	1,729	1,804
Shell International Finance BV	1.875%	4/7/32	EUR	7,587	7,466
Shell International Finance BV	0.875%	11/8/39	EUR	6,032	4,429
Shell International Finance BV	1.750%	9/10/52	GBP	2,543	1,561
Stedin Holding NV	0.500%	11/14/29	EUR	2,543	2,436
Stedin Holding NV	2.375%	6/3/30	EUR	2,500	2,606
TenneT Holding BV	1.000%	6/13/26	EUR	2,000	2,107
TenneT Holding BV	1.625%	11/17/26	EUR	7,200	7,618
TenneT Holding BV	1.375%	6/5/28	EUR	6,835	6,996
TenneT Holding BV	3.875%	10/28/28	EUR	3,600	4,019
TenneT Holding BV	1.375%	6/26/29	EUR	5,374	5,447
TenneT Holding BV	2.125%	11/17/29	EUR	5,000	5,168
TenneT Holding BV	0.875%	6/3/30	EUR	2,000	1,919
TenneT Holding BV	0.500%	6/9/31	EUR	3,300	3,031
TenneT Holding BV	4.250%	4/28/32	EUR	1,500	1,714
TenneT Holding BV	0.125%	11/30/32	EUR	500	424
TenneT Holding BV	2.375%	5/17/33	EUR	2,650	2,655
TenneT Holding BV	1.250%	10/24/33	EUR	778	705
TenneT Holding BV	2.000%	6/5/34	EUR	1,000	953
TenneT Holding BV	4.500%	10/28/34	EUR	1,900	2,218
TenneT Holding BV	0.875%	6/16/35	EUR	9,400	7,934
TenneT Holding BV	1.875%	6/13/36	EUR	1,263	1,156
TenneT Holding BV	1.500%	6/3/39	EUR	3,668	3,061
TenneT Holding BV	0.500%	11/30/40	EUR	6,484	4,667
TenneT Holding BV	1.125%	6/9/41	EUR	3,200	2,417
TenneT Holding BV	2.750%	5/17/42	EUR	3,100	2,930
TenneT Holding BV	4.750%	10/28/42	EUR	3,100	3,719
Universal Music Group NV	3.000%	6/30/27	EUR	4,300	4,676
Universal Music Group NV	4.000%	6/13/31	EUR	3,000	3,388
Vesteda Finance BV	1.500%	5/24/27	EUR	2,094	2,193
Vesteda Finance BV	0.750%	10/18/31	EUR	2,214	1,995
VIA Outlets BV	1.750%	11/15/28	EUR	2,000	2,024
Wolters Kluwer NV	3.250%	3/18/29	EUR	5,000	5,498
Wolters Kluwer NV	0.750%	7/3/30	EUR	1,500	1,438
					1,037,377
New Zealand (0.1%)
ANZ New Zealand International Ltd.	0.200%	9/23/27	EUR	13,124	13,217
ASB Bank Ltd.	0.250%	5/21/31	EUR	30,301	27,680
Bank of New Zealand	2.552%	6/29/27	EUR	17,456	18,872
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	100	64
Kiwibank Ltd.	6.254%	10/19/28	NZD	2,000	1,274
Westpac New Zealand Ltd.	6.730%	2/14/34	NZD	1,000	630
					61,737
Norway (0.3%)
Aker BP ASA	1.125%	5/12/29	EUR	2,800	2,747
Aker BP ASA	4.000%	5/29/32	EUR	5,000	5,445
Avinor A/S	0.750%	10/1/30	EUR	2,000	1,889
DNB Bank ASA	4.000%	8/17/27	GBP	9,000	11,370
DNB Bank ASA	3.125%	9/21/27	EUR	10,600	11,578
DNB Bank ASA	0.375%	1/18/28	EUR	2,800	2,884
DNB Bank ASA	4.500%	7/19/28	EUR	14,500	16,369
DNB Bank ASA	0.250%	2/23/29	EUR	13,000	12,857
DNB Bank ASA	4.000%	3/14/29	EUR	15,000	16,841
DNB Bank ASA	4.625%	2/28/33	EUR	8,000	8,952
DNB Boligkreditt A/S	0.625%	1/14/26	EUR	7,631	8,107
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	19,524	20,374
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	15,943	15,901
Eika Boligkreditt A/S	3.250%	6/14/33	EUR	2,500	2,801
Equinor ASA	0.750%	11/9/26	EUR	7,347	7,668
Equinor ASA	1.250%	2/17/27	EUR	13,219	13,898
Equinor ASA	6.875%	3/11/31	GBP	3,673	5,235
Equinor ASA	1.375%	5/22/32	EUR	10,083	9,658
Equinor ASA	1.625%	2/17/35	EUR	2,599	2,397
36

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Equinor ASA	4.250%	4/10/41	GBP	2,657	3,001
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	5,087	5,335
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	21,272	22,201
SpareBank 1 Boligkreditt A/S	1.750%	5/25/27	EUR	15,000	16,000
SpareBank 1 Boligkreditt A/S	1.000%	1/30/29	EUR	5,087	5,171
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	5,087	4,882
SpareBank 1 Boligkreditt A/S	1.750%	5/11/32	EUR	15,000	15,108
SpareBank 1 Boligkreditt A/S	3.000%	5/15/34	EUR	15,000	16,429
SpareBank 1 SMN	0.010%	2/18/28	EUR	5,053	4,993
Sparebanken Vest Boligkreditt A/S	0.500%	2/12/26	EUR	26,726	28,312
Statkraft A/S	3.500%	6/9/33	EUR	3,000	3,303
Statkraft A/S	3.750%	3/22/39	EUR	2,000	2,212
Statnett SF	1.250%	4/26/30	EUR	3,273	3,236
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	2,804	2,587
Telenor ASA	0.750%	5/31/26	EUR	8,289	8,724
Telenor ASA	1.125%	5/31/29	EUR	6,836	6,865
Telenor ASA	0.625%	9/25/31	EUR	2,500	2,311
Telenor ASA	0.875%	2/14/35	EUR	5,000	4,292
Var Energi ASA	5.500%	5/4/29	EUR	5,000	5,800
					337,733
Poland (0.0%)
ORLEN SA	4.750%	7/13/30	EUR	3,420	3,860
Portugal (0.1%)
Banco BPI SA	3.625%	7/4/28	EUR	20,000	22,340
Banco Santander Totta SA	1.250%	9/26/27	EUR	4,600	4,805
Banco Santander Totta SA	3.375%	4/19/28	EUR	8,700	9,635
Banco Santander Totta SA	3.250%	2/15/31	EUR	10,000	11,090
Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	6,800	7,267
EDP Finance BV	0.375%	9/16/26	EUR	5,087	5,269
EDP Finance BV	1.500%	11/22/27	EUR	1,477	1,541
EDP SA	2.875%	6/1/26	EUR	10,300	11,190
EDP SA	1.625%	4/15/27	EUR	8,400	8,867
EDP Servicios Financieros Espana SA	4.125%	4/4/29	EUR	3,000	3,386
EDP Servicios Financieros Espana SA	3.500%	7/16/30	EUR	2,000	2,200
EDP Servicios Financieros Espana SA	4.375%	4/4/32	EUR	10,000	11,470
Fidelidade - Cia de Seguros SA	4.250%	9/4/31	EUR	1,500	1,611
Novo Banco SA	3.250%	3/1/28	EUR	19,100	21,018
Ren Finance BV	1.750%	1/18/28	EUR	1,354	1,411
					123,100
Romania (0.0%)
NE Property BV	1.875%	10/9/26	EUR	3,092	3,241
NE Property BV	3.375%	7/14/27	EUR	1,107	1,196
NE Property BV	2.000%	1/20/30	EUR	1,000	992
					5,429
Singapore (0.0%)
Temasek Financial I Ltd.	0.500%	11/20/31	EUR	11,171	10,144
Temasek Financial I Ltd.	3.500%	2/15/33	EUR	3,985	4,426
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	3,266	4,190
Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,556	1,744
United Overseas Bank Ltd.	0.100%	5/25/29	EUR	14,452	13,876
United Overseas Bank Ltd.	3.580%	Perpetual	SGD	1,250	950
					35,330
South Africa (0.0%)
Anglo American Capital plc	1.625%	3/11/26	EUR	3,885	4,151
Anglo American Capital plc	5.000%	3/15/31	EUR	4,000	4,661
Anglo American Capital plc	4.750%	9/21/32	EUR	5,000	5,799
					14,611
South Korea (0.0%)
SK Hynix Inc.	4.266%	2/14/28	KRW	4,940,000	3,704
Spain (0.9%)
Abanca Corp. Bancaria SA	0.500%	9/8/27	EUR	1,200	1,245
Abanca Corp. Bancaria SA	5.250%	9/14/28	EUR	2,400	2,753
Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,500	1,858
Abertis Infraestructuras SA	2.375%	9/27/27	EUR	3,400	3,618
Abertis Infraestructuras SA	4.125%	1/31/28	EUR	5,000	5,575
Abertis Infraestructuras SA	1.250%	2/7/28	EUR	6,200	6,331
37

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Abertis Infraestructuras SA	2.250%	3/29/29	EUR	8,500	8,868
Abertis Infraestructuras SA	1.875%	3/26/32	EUR	3,000	2,924
Acciona Energia Financiacion Filiales SA	3.750%	4/25/30	EUR	2,500	2,718
Acciona Energia Financiacion Filiales SA	1.375%	1/26/32	EUR	2,800	2,570
Amadeus IT Group SA	2.875%	5/20/27	EUR	1,500	1,630
Amadeus IT Group SA	1.875%	9/24/28	EUR	2,300	2,399
Amadeus IT Group SA	3.500%	3/21/29	EUR	5,000	5,513
AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	16,400	18,652
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	7,600	7,983
Banco Bilbao Vizcaya Argentaria SA	0.125%	3/24/27	EUR	19,000	19,901
Banco Bilbao Vizcaya Argentaria SA	3.125%	7/17/27	EUR	6,500	7,161
Banco Bilbao Vizcaya Argentaria SA	3.375%	9/20/27	EUR	10,000	11,052
Banco Bilbao Vizcaya Argentaria SA	3.625%	6/7/30	EUR	7,000	7,777
Banco Bilbao Vizcaya Argentaria SA	4.625%	1/13/31	EUR	9,500	10,911
Banco Bilbao Vizcaya Argentaria SA	5.750%	9/15/33	EUR	3,000	3,463
Banco Bilbao Vizcaya Argentaria SA	4.875%	2/8/36	EUR	10,000	11,196
Banco de Sabadell SA	3.500%	8/28/26	EUR	5,000	5,513
Banco de Sabadell SA	1.125%	3/11/27	EUR	8,000	8,484
Banco de Sabadell SA	5.125%	11/10/28	EUR	4,000	4,589
Banco de Sabadell SA	5.250%	2/7/29	EUR	7,000	8,041
Banco de Sabadell SA	5.000%	6/7/29	EUR	10,000	11,524
Banco de Sabadell SA	5.500%	9/8/29	EUR	8,700	10,132
Banco de Sabadell SA	4.250%	9/13/30	EUR	8,000	8,969
Banco Santander SA	3.375%	1/11/26	EUR	8,000	8,771
Banco Santander SA	1.500%	1/25/26	EUR	13,300	14,259
Banco Santander SA	3.250%	4/4/26	EUR	4,700	5,119
Banco Santander SA	0.300%	10/4/26	EUR	5,000	5,181
Banco Santander SA	0.500%	2/4/27	EUR	2,500	2,581
Banco Santander SA	1.750%	2/17/27	GBP	3,000	3,587
Banco Santander SA	0.500%	3/24/27	EUR	9,200	9,664
Banco Santander SA	4.625%	5/4/27	EUR	8,100	9,239
Banco Santander SA	2.375%	9/8/27	EUR	21,000	22,678
Banco Santander SA	3.875%	1/16/28	EUR	5,000	5,571
Banco Santander SA	2.125%	2/8/28	EUR	1,200	1,259
Banco Santander SA	0.200%	2/11/28	EUR	3,700	3,669
Banco Santander SA	0.310%	6/9/28	CHF	4,335	4,904
Banco Santander SA	1.125%	10/25/28	EUR	2,600	2,657
Banco Santander SA	3.375%	1/11/30	EUR	5,000	5,573
Banco Santander SA	5.125%	1/25/30	GBP	4,000	5,138
Banco Santander SA	4.250%	6/12/30	EUR	7,000	8,014
Banco Santander SA	1.625%	10/22/30	EUR	8,000	7,775
Banco Santander SA	5.375%	1/17/31	GBP	4,000	5,175
Banco Santander SA	0.875%	5/9/31	EUR	5,100	4,890
Banco Santander SA	4.875%	10/18/31	EUR	18,000	21,103
Banco Santander SA	2.750%	9/8/32	EUR	20,000	21,502
Banco Santander SA	2.250%	10/4/32	GBP	3,000	3,508
Banco Santander SA	5.750%	8/23/33	EUR	5,000	5,768
Banco Santander SA	3.750%	1/9/34	EUR	20,300	22,463
Banco Santander SA	5.000%	4/22/34	EUR	6,000	6,781
Banco Santander SA	2.000%	11/27/34	EUR	5,900	5,877
Bankinter SA	0.875%	7/8/26	EUR	3,000	3,154
Bankinter SA	0.625%	10/6/27	EUR	1,500	1,521
Bankinter SA	4.375%	5/3/30	EUR	4,000	4,552
Bankinter SA	4.875%	9/13/31	EUR	3,000	3,473
CaixaBank SA	1.125%	3/27/26	EUR	5,000	5,313
CaixaBank SA	1.375%	6/19/26	EUR	2,500	2,654
CaixaBank SA	0.750%	7/9/26	EUR	12,500	13,131
CaixaBank SA	1.125%	11/12/26	EUR	2,500	2,620
CaixaBank SA	4.625%	5/16/27	EUR	4,000	4,447
CaixaBank SA	1.000%	1/17/28	EUR	17,700	18,245
CaixaBank SA	3.500%	4/6/28	GBP	6,000	7,455
CaixaBank SA	0.750%	5/26/28	EUR	9,100	9,353
CaixaBank SA	0.500%	2/9/29	EUR	1,900	1,891
CaixaBank SA	5.000%	7/19/29	EUR	4,000	4,609
CaixaBank SA	3.750%	9/7/29	EUR	3,000	3,366
CaixaBank SA	4.250%	9/6/30	EUR	10,200	11,673
CaixaBank SA	5.375%	11/14/30	EUR	8,000	9,440
CaixaBank SA	1.625%	7/14/32	EUR	5,000	4,954
CaixaBank SA	6.250%	2/23/33	EUR	3,000	3,495
CaixaBank SA	6.875%	10/25/33	GBP	4,000	5,299
38

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CaixaBank SA	4.375%	11/29/33	EUR	10,500	12,222
CaixaBank SA	6.125%	5/30/34	EUR	8,000	9,406
CaixaBank SA	5.125%	7/19/34	EUR	2,000	2,389
CaixaBank SA	4.125%	3/24/36	EUR	2,350	2,805
CaixaBank SA	4.375%	8/8/36	EUR	8,000	8,777
Cellnex Finance Co. SA	1.000%	9/15/27	EUR	9,200	9,442
Cellnex Finance Co. SA	1.250%	1/15/29	EUR	5,000	4,997
Cellnex Finance Co. SA	2.000%	9/15/32	EUR	2,000	1,939
Cellnex Finance Co. SA	2.000%	2/15/33	EUR	5,000	4,767
Cellnex Telecom SA	1.875%	6/26/29	EUR	6,000	6,111
Cellnex Telecom SA	1.750%	10/23/30	EUR	7,100	7,013
Cepsa Finance SA	0.750%	2/12/28	EUR	3,000	2,999
Cepsa Finance SA	4.125%	4/11/31	EUR	2,000	2,175
Criteria Caixa SA	0.875%	10/28/27	EUR	3,100	3,141
Enagas Financiaciones SA	1.375%	5/5/28	EUR	100	103
Enagas Financiaciones SA	3.625%	1/24/34	EUR	2,000	2,152
FCC Aqualia SA	2.629%	6/8/27	EUR	1,107	1,187
Iberdrola Finanzas SA	3.125%	11/22/28	EUR	6,000	6,564
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	1,900	1,956
Iberdrola Finanzas SA	1.375%	3/11/32	EUR	1,900	1,819
Iberdrola Finanzas SA	3.375%	11/22/32	EUR	7,500	8,174
Iberdrola Finanzas SA	3.625%	7/13/33	EUR	1,000	1,108
Iberdrola Finanzas SA	3.625%	7/18/34	EUR	4,000	4,435
Iberdrola Finanzas SA	1.575%	Perpetual	EUR	3,000	3,065
Iberdrola Finanzas SA	4.871%	Perpetual	EUR	2,000	2,256
Iberdrola Finanzas SA	4.875%	Perpetual	EUR	3,000	3,357
Iberdrola International BV	1.125%	4/21/26	EUR	2,100	2,229
Iberdrola International BV	1.874%	Perpetual	EUR	15,200	16,120
Iberdrola International BV	2.250%	Perpetual	EUR	10,000	10,120
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	4,200	4,504
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	2,000	2,142
Inmobiliaria Colonial Socimi SA	1.350%	10/14/28	EUR	1,400	1,414
Inmobiliaria Colonial Socimi SA	2.500%	11/28/29	EUR	1,900	1,985
Mapfre SA	1.625%	5/19/26	EUR	900	959
Mapfre SA	4.375%	3/31/47	EUR	2,400	2,644
Mapfre SA	4.125%	9/7/48	EUR	3,500	3,848
Merlin Properties Socimi SA	1.875%	11/2/26	EUR	3,000	3,192
Merlin Properties Socimi SA	2.375%	9/18/29	EUR	3,000	3,138
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	4,600	4,495
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	2,000	1,833
Naturgy Finance Iberia SA	1.250%	4/19/26	EUR	4,500	4,778
Naturgy Finance Iberia SA	1.375%	1/19/27	EUR	100	105
Naturgy Finance Iberia SA	1.500%	1/29/28	EUR	1,300	1,346
Naturgy Finance Iberia SA	0.750%	11/28/29	EUR	3,100	2,998
NorteGas Energia Distribucion SA	2.065%	9/28/27	EUR	2,361	2,469
NorteGas Energia Distribucion SA	0.905%	1/22/31	EUR	3,000	2,690
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	4,300	4,844
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	18,100	21,313
Prosegur Cash SA	1.375%	2/4/26	EUR	700	746
Red Electrica Financiaciones SA	1.000%	4/21/26	EUR	400	424
Red Electrica Financiaciones SA	1.250%	3/13/27	EUR	2,500	2,624
Red Electrica Financiaciones SA	0.375%	7/24/28	EUR	2,000	1,996
Redeia Corp. SA	3.375%	7/9/32	EUR	2,600	2,812
Redexis Gas Finance BV	1.875%	4/27/27	EUR	2,104	2,222
Repsol Europe Finance Sarl	0.375%	7/6/29	EUR	4,000	3,840
Repsol Europe Finance Sarl	0.875%	7/6/33	EUR	3,100	2,724
Repsol International Finance BV	2.250%	12/10/26	EUR	5,100	5,475
Repsol International Finance BV	2.500%	Perpetual	EUR	3,000	3,170
Repsol International Finance BV	3.750%	Perpetual	EUR	3,000	3,257
Repsol International Finance BV	4.247%	Perpetual	EUR	3,000	3,283
Santander Consumer Finance SA	0.500%	1/14/27	EUR	9,300	9,592
Telefonica Emisiones SA	5.375%	2/2/26	GBP	593	766
Telefonica Emisiones SA	1.460%	4/13/26	EUR	2,000	2,133
Telefonica Emisiones SA	1.447%	1/22/27	EUR	8,000	8,436
Telefonica Emisiones SA	2.318%	10/17/28	EUR	400	425
Telefonica Emisiones SA	1.788%	3/12/29	EUR	1,300	1,345
Telefonica Emisiones SA	5.445%	10/8/29	GBP	1,700	2,219
Telefonica Emisiones SA	2.932%	10/17/29	EUR	5,700	6,187
Telefonica Emisiones SA	0.664%	2/3/30	EUR	3,400	3,274
Telefonica Emisiones SA	2.592%	5/25/31	EUR	11,400	11,913
39

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Telefonica Emisiones SA	1.807%	5/21/32	EUR	4,000	3,895
Telefonica Emisiones SA	1.864%	7/13/40	EUR	4,000	3,324
Telefonica Europe BV	5.875%	2/14/33	EUR	2,680	3,476
Unicaja Banco SA	1.000%	12/1/26	EUR	6,100	6,473
Unicaja Banco SA	5.125%	2/21/29	EUR	4,500	5,146
Werfen SA	4.250%	5/3/30	EUR	3,000	3,344
					864,747
Sweden (1.1%)
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	2,995	2,915
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	5,938	5,468
Alfa Laval Treasury International AB	0.875%	2/18/26	EUR	4,125	4,360
Assa Abloy AB	3.875%	9/13/30	EUR	9,615	10,794
Balder Finland OYJ	1.000%	1/20/29	EUR	500	485
Balder Finland OYJ	1.375%	5/24/30	EUR	2,429	2,260
Balder Finland OYJ	2.000%	1/18/31	EUR	1,000	953
Castellum Helsinki Finance Holding Abp	0.875%	9/17/29	EUR	4,953	4,663
Danske Hypotek AB	1.000%	12/17/25	SEK	232,000	21,449
Danske Hypotek AB	3.500%	12/20/28	SEK	200,000	19,467
EQT AB	2.375%	4/6/28	EUR	3,500	3,682
EQT AB	2.875%	4/6/32	EUR	4,600	4,672
Essity AB	1.625%	3/30/27	EUR	778	819
Essity AB	0.250%	2/8/31	EUR	6,316	5,990
Fastighets AB Balder	1.125%	1/29/27	EUR	2,700	2,795
Fastighets AB Balder	1.250%	1/28/28	EUR	2,843	2,856
Heimstaden Bostad AB	1.125%	1/21/26	EUR	3,300	3,487
Heimstaden Bostad Treasury BV	1.375%	3/3/27	EUR	2,498	2,581
Heimstaden Bostad Treasury BV	1.000%	4/13/28	EUR	8,009	7,923
Heimstaden Bostad Treasury BV	1.375%	7/24/28	EUR	3,300	3,274
Heimstaden Bostad Treasury BV	0.750%	9/6/29	EUR	1,800	1,683
Heimstaden Bostad Treasury BV	1.625%	10/13/31	EUR	1,000	915
Investor AB	0.375%	10/29/35	EUR	6,500	5,091
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	413,000	37,327
Nordea Hypotek AB	0.500%	9/16/26	SEK	74,700	6,783
Nordea Hypotek AB	1.000%	6/16/27	SEK	334,000	30,362
Nordea Hypotek AB	3.500%	9/20/28	SEK	660,000	64,784
Sagax AB	4.375%	5/29/30	EUR	3,000	3,349
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	2,214	2,209
Sagax Euro Mtn NL BV	1.000%	5/17/29	EUR	1,900	1,844
Sandvik AB	2.125%	6/7/27	EUR	6,050	6,438
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	568,000	52,546
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	10,275	10,870
Skandinaviska Enskilda Banken AB	4.000%	11/9/26	EUR	8,000	8,862
Skandinaviska Enskilda Banken AB	1.750%	11/11/26	EUR	5,000	5,329
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	3,641	3,741
Skandinaviska Enskilda Banken AB	0.750%	8/9/27	EUR	10,000	10,247
Skandinaviska Enskilda Banken AB	3.750%	2/7/28	EUR	2,000	2,217
Skandinaviska Enskilda Banken AB	3.250%	5/4/28	EUR	3,500	3,882
Skandinaviska Enskilda Banken AB	3.875%	5/9/28	EUR	13,000	14,603
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	6,000	5,920
Skandinaviska Enskilda Banken AB	3.000%	11/6/28	SEK	580,000	56,355
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	5,087	4,881
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	74,000	6,387
Skandinaviska Enskilda Banken AB	5.000%	8/17/33	EUR	2,600	2,947
SKF AB	0.250%	2/15/31	EUR	2,906	2,736
Stadshypotek AB	0.375%	3/13/26	EUR	16,996	17,951
Stadshypotek AB	0.500%	6/1/26	SEK	566,000	51,153
Stadshypotek AB	1.000%	3/1/27	SEK	232,000	20,894
Stadshypotek AB	0.750%	11/1/27	EUR	3,541	3,652
Stadshypotek AB	2.500%	12/1/27	SEK	386,000	36,333
Stadshypotek AB	2.000%	9/1/28	SEK	50,000	4,574
Stadshypotek AB	4.000%	5/2/29	SEK	650,000	64,288
Svenska Handelsbanken AB	3.750%	5/5/26	EUR	7,000	7,714
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	5,142	5,307
Svenska Handelsbanken AB	0.125%	11/3/26	EUR	3,907	4,029
Svenska Handelsbanken AB	3.375%	2/17/28	EUR	6,000	6,627
Svenska Handelsbanken AB	1.375%	2/23/29	EUR	16,500	16,694
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	5,087	4,816
Svenska Handelsbanken AB	4.625%	8/23/32	GBP	4,000	5,009
Svenska Handelsbanken AB	5.000%	8/16/34	EUR	4,924	5,634
40

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	59,000	5,504
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	300,000	26,814
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/32	EUR	24,000	24,292
Swedbank AB	0.250%	11/2/26	EUR	15,233	15,779
Swedbank AB	0.300%	5/20/27	EUR	19,324	20,163
Swedbank AB	2.100%	5/25/27	EUR	10,000	10,698
Swedbank AB	1.375%	12/8/27	GBP	1,289	1,544
Swedbank AB	0.200%	1/12/28	EUR	10,841	10,760
Swedbank AB	4.125%	11/13/28	EUR	5,000	5,676
Swedbank AB	3.625%	8/23/32	EUR	11,700	12,738
Swedbank AB	7.272%	11/15/32	GBP	3,000	4,015
Swedbank Hypotek AB	0.500%	2/5/26	EUR	5,087	5,390
Swedbank Hypotek AB	1.375%	5/31/27	EUR	16,900	17,831
Swedbank Hypotek AB	3.000%	3/15/28	SEK	200,000	18,844
Swedbank Hypotek AB	3.125%	7/5/28	EUR	20,000	22,100
Swedbank Hypotek AB	3.000%	3/28/29	SEK	771,200	73,079
Tele2 AB	2.125%	5/15/28	EUR	1,692	1,774
Tele2 AB	3.750%	11/22/29	EUR	2,000	2,203
Telefonaktiebolaget LM Ericsson	1.000%	5/26/29	EUR	3,000	2,919
Telia Co. AB	0.125%	11/27/30	EUR	2,245	2,040
Telia Co. AB	2.125%	2/20/34	EUR	6,139	6,053
Telia Co. AB	1.625%	2/23/35	EUR	1,900	1,757
Telia Co. AB	1.375%	5/11/81	EUR	1,900	1,996
Telia Co. AB	2.750%	6/30/83	EUR	2,000	2,083
Vattenfall AB	6.875%	4/15/39	GBP	5,543	8,024
Volvo Treasury AB	2.625%	2/20/26	EUR	5,000	5,416
Volvo Treasury AB	2.000%	8/19/27	EUR	11,400	12,054
					1,039,422
Switzerland (1.1%)
ABB Finance BV	0.000%	1/19/30	EUR	8,984	8,388
ABB Finance BV	3.375%	1/16/31	EUR	5,000	5,548
Adecco Group AG	2.378%	11/17/27	CHF	2,000	2,402
Adecco International Financial Services BV	0.125%	9/21/28	EUR	7,500	7,308
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	9,300	9,499
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	18,293	19,909
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	996	1,041
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	2,545	2,869
Basler Kantonalbank	0.300%	6/22/27	CHF	2,290	2,616
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	5,892	6,319
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	5,087	5,384
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	4,087	4,140
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	5,087	5,288
Helvetia Europe SA	2.750%	9/30/41	EUR	2,743	2,716
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	2,214	2,294
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	5,288	5,621
Holcim Finance Luxembourg SA	1.750%	8/29/29	EUR	5,000	5,098
Holcim Finance Luxembourg SA	0.500%	9/3/30	EUR	2,101	1,933
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	7,631	6,872
Lonza Finance International NV	3.875%	4/24/36	EUR	5,000	5,529
Luzerner Kantonalbank AG	0.125%	11/25/32	CHF	9,300	10,060
Luzerner Kantonalbank AG	2.000%	11/19/38	CHF	8,000	10,420
Novartis AG	0.625%	11/13/29	CHF	2,395	2,750
Novartis AG	1.050%	5/11/35	CHF	1,000	1,159
Novartis Finance SA	1.625%	11/9/26	EUR	2,543	2,717
Novartis Finance SA	0.625%	9/20/28	EUR	100	101
Novartis Finance SA	0.000%	9/23/28	EUR	2,000	1,956
Novartis Finance SA	1.375%	8/14/30	EUR	9,144	9,156
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	4,080	4,705
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	6,065	7,195
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	5,455	6,260
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	13,920	15,950
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	4/27/27	CHF	7,500	8,844
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	12,750	14,629
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/27	CHF	16,275	18,487
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	4,080	4,679
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	2,545	2,905
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	14,280	16,128
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	7,645	8,801
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	22,465	25,684
41

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	3,820	4,272
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	7,645	8,724
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/29	CHF	16,305	18,121
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/30	CHF	9,155	10,153
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	5,100	5,723
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.625%	2/14/31	CHF	10,000	12,816
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	4,715	5,195
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	17,605	21,759
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/31	CHF	6,510	7,132
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	3,820	4,459
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	5,200	6,632
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	9,715	10,574
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	2,545	2,879
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	8,925	10,907
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	9/6/33	CHF	5,000	6,075
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/34	CHF	12,500	14,177
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/35	CHF	10,000	11,169
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	16,015	18,387
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	2,545	2,799
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	2,060	2,157
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	2,035	2,250
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	2,800	3,192
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/38	CHF	18,600	19,444
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	1/28/39	CHF	7,500	9,420
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	4,235	4,450
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	2,545	3,131
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	4,195	4,431
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	5,100	5,143
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	1/25/45	CHF	5,000	5,838
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	6/24/50	CHF	10,000	13,887
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	7,320	8,437
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	3,570	4,193
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	5,100	5,824
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	12/7/26	CHF	11,500	13,217
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	7,480	8,519
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	4,080	4,794
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	18,975	21,347
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	4/17/28	CHF	7,500	8,939
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	7/24/28	CHF	20,000	22,814
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	2,545	2,973
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	17,685	20,025
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	15,960	19,045
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	12,240	14,052
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	2,545	2,894
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	19,060	21,005
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	8,925	10,129
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	4,845	5,505
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	3,820	4,258
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	15,070	16,586
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	2/20/32	CHF	11,000	12,401
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	5,100	5,780
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/33	CHF	7,500	8,033
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	3,055	3,391
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.200%	10/4/34	CHF	5,335	6,912
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/35	CHF	8,000	8,551
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	7,645	8,152
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	6,630	7,357
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	14,965	15,518
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	6/23/36	CHF	10,000	12,119
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.850%	7/19/38	CHF	7,500	9,608
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	2,545	2,809
Richemont International Holding SA	1.000%	3/26/26	EUR	10,000	10,607
Richemont International Holding SA	1.500%	3/26/30	EUR	1,000	1,006
Richemont International Holding SA	1.125%	5/26/32	EUR	6,316	5,953
Richemont International Holding SA	2.000%	3/26/38	EUR	7,850	7,199
Richemont International Holding SA	1.625%	5/26/40	EUR	7,087	5,930
Sika Capital BV	3.750%	5/3/30	EUR	9,000	10,028
SIX Finance Luxembourg SA	0.000%	12/2/25	EUR	4,600	4,838
Swiss Life Finance I AG	3.250%	8/31/29	EUR	8,000	8,746
Swisscom Finance BV	3.500%	11/29/31	EUR	2,500	2,775
42

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Swisscom Finance BV	3.625%	11/29/36	EUR	5,000	5,527
Swisscom Finance BV	3.875%	5/29/44	EUR	2,500	2,779
UBS AG	0.250%	1/5/26	EUR	11,200	11,808
UBS AG	1.500%	4/10/26	EUR	418	445
UBS AG	5.500%	8/20/26	EUR	11,076	12,578
UBS AG	0.500%	3/31/31	EUR	13,800	12,601
UBS Group AG	1.250%	9/1/26	EUR	3,541	3,739
UBS Group AG	1.000%	6/24/27	EUR	12,852	13,506
UBS Group AG	7.000%	9/30/27	GBP	5,500	7,282
UBS Group AG	0.650%	1/14/28	EUR	4,875	5,010
UBS Group AG	0.250%	2/24/28	EUR	13,306	13,157
UBS Group AG	2.250%	6/9/28	GBP	5,179	6,180
UBS Group AG	0.250%	11/5/28	EUR	20,041	19,949
UBS Group AG	7.750%	3/1/29	EUR	15,500	19,112
UBS Group AG	0.650%	9/10/29	EUR	6,777	6,496
UBS Group AG	2.125%	11/15/29	GBP	1,500	1,710
UBS Group AG	4.375%	1/11/31	EUR	3,000	3,393
UBS Group AG	0.875%	11/3/31	EUR	3,824	3,478
UBS Group AG	2.875%	4/2/32	EUR	18,000	18,699
UBS Group AG	0.625%	1/18/33	EUR	1,100	943
UBS Group AG	4.125%	6/9/33	EUR	15,000	16,794
UBS Group AG	7.375%	9/7/33	GBP	3,500	4,998
Zuercher Kantonalbank	0.250%	1/27/26	CHF	2,545	2,927
Zuercher Kantonalbank	0.100%	3/31/31	CHF	5,000	5,507
Zuercher Kantonalbank	0.000%	1/21/33	CHF	7,000	7,499
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	1,742	1,494
Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/52	GBP	3,500	4,299
					1,122,835
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	300	319
DP World Ltd.	4.250%	9/25/30	GBP	996	1,226
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	1,570	1,017
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,170	681
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	5,855	6,324
First Abu Dhabi Bank PJSC	0.875%	12/9/25	GBP	1,497	1,838
First Abu Dhabi Bank PJSC	0.125%	2/16/26	EUR	4,453	4,638
MDGH GMTN RSC Ltd.	6.875%	3/14/26	GBP	415	550
MDGH GMTN RSC Ltd.	1.000%	3/10/34	EUR	2,000	1,708
					18,301
United Kingdom (2.2%)
3i Group plc	5.750%	12/3/32	GBP	2,561	3,366
3i Group plc	3.750%	6/5/40	GBP	1,300	1,290
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	2,452	2,917
AA Bond Co. Ltd.	3.250%	7/31/50	GBP	500	579
AA Bond Co. Ltd.	8.450%	7/31/50	GBP	4,000	5,415
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	723	777
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	3,731	4,773
Affinity Water Finance plc	4.500%	3/31/36	GBP	2,269	2,557
Affordable Housing Finance plc	3.800%	5/20/44	GBP	2,543	2,803
Anchor Hanover Group	2.000%	7/21/51	GBP	4,509	2,929
Anglian Water Services Financing plc	4.500%	2/22/26	GBP	1,619	2,057
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	3,175	3,785
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,432	1,786
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	373	495
Anglian Water Services Financing plc	5.875%	6/20/31	GBP	4,000	5,166
Anglian Water Services Financing plc	4.525%	8/26/32	CAD	1,300	907
Anglian Water Services Financing plc	6.000%	6/20/39	GBP	3,300	4,184
Anglian Water Services Financing plc	5.750%	6/7/43	GBP	2,500	3,001
Annington Funding plc	3.184%	7/12/29	GBP	3,005	3,463
Annington Funding plc	3.685%	7/12/34	GBP	3,705	3,942
Annington Funding plc	3.935%	7/12/47	GBP	4,987	4,512
Arqiva Financing plc	4.882%	12/31/32	GBP	1,996	2,502
Artesian Finance II plc	6.000%	9/30/33	GBP	1,395	1,761
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,776	2,153
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,922	2,332
Assura Financing plc	1.625%	6/30/33	GBP	900	858
Aster Treasury plc	4.500%	12/18/43	GBP	4,381	4,921
AstraZeneca plc	1.250%	5/12/28	EUR	100	104
AstraZeneca plc	0.375%	6/3/29	EUR	16,500	16,077
43

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	AstraZeneca plc	5.750%	11/13/31	GBP	2,044	2,809
	Aviva plc	1.875%	11/13/27	EUR	2,094	2,212
	Aviva plc	4.000%	10/2/30	CAD	1,663	1,146
	Aviva plc	3.375%	12/4/45	EUR	3,092	3,355
	Aviva plc	4.375%	9/12/49	GBP	538	653
	Aviva plc	6.875%	11/27/53	GBP	1,800	2,414
	Aviva plc	4.000%	6/3/55	GBP	1,971	2,104
	Aviva plc	6.875%	5/20/58	GBP	4,469	5,885
	Babcock International Group plc	1.875%	10/5/26	GBP	2,094	2,535
	Barclays plc	3.000%	5/8/26	GBP	6,615	8,275
	Barclays plc	3.250%	2/12/27	GBP	3,744	4,632
	Barclays plc	2.166%	6/23/27	CAD	1,409	982
	Barclays plc	0.877%	1/28/28	EUR	11,800	12,216
	Barclays plc	0.577%	8/9/29	EUR	4,548	4,471
	Barclays plc	3.750%	11/22/30	GBP	2,739	3,458
	Barclays plc	6.369%	1/31/31	GBP	12,000	15,981
	Barclays plc	1.125%	3/22/31	EUR	5,321	5,584
	Barclays plc	1.106%	5/12/32	EUR	7,448	6,920
	Barclays plc	8.407%	11/14/32	GBP	7,500	10,284
	Barclays plc	3.250%	1/17/33	GBP	4,400	4,783
	Barclays plc	4.506%	1/31/33	EUR	17,000	19,320
	Barclays plc	5.262%	1/29/34	EUR	7,000	8,357
	Barclays plc	5.851%	3/21/35	GBP	4,000	5,154
	Barclays plc	4.347%	5/8/35	EUR	8,000	8,967
	Barclays plc	4.973%	5/31/36	EUR	5,000	5,598
	BAT International Finance plc	1.250%	3/13/27	EUR	835	878
	BAT International Finance plc	2.250%	6/26/28	GBP	7,600	8,834
	BAT International Finance plc	2.250%	1/16/30	EUR	9,177	9,439
	BAT International Finance plc	6.000%	11/24/34	GBP	3,037	3,937
	BAT International Finance plc	5.750%	7/5/40	GBP	1,657	2,011
	BAT International Finance plc	2.000%	3/13/45	EUR	360	277
	BAT Netherlands Finance BV	5.375%	2/16/31	EUR	2,000	2,361
	Bazalgette Finance plc	2.375%	11/29/27	GBP	1,308	1,541
	Beyond Housing Ltd.	2.125%	5/17/51	GBP	3,807	2,548
	BG Energy Capital plc	5.125%	12/1/25	GBP	3,046	3,929
	BG Energy Capital plc	2.250%	11/21/29	EUR	2,812	2,926
	BG Energy Capital plc	5.000%	11/4/36	GBP	2,000	2,544
	Blend Funding plc	3.459%	9/21/49	GBP	7,000	6,445
	Blend Funding plc	2.922%	4/5/56	GBP	4,355	3,461
	BP Capital Markets plc	2.972%	2/27/26	EUR	2,653	2,888
	BP Capital Markets plc	2.274%	7/3/26	GBP	4,275	5,293
	BP Capital Markets plc	2.213%	9/25/26	EUR	6,633	7,145
	BP Capital Markets plc	1.573%	2/16/27	EUR	13,498	14,294
	BP Capital Markets plc	0.831%	11/8/27	EUR	7,106	7,288
	BP Capital Markets plc	2.519%	4/7/28	EUR	19,233	20,579
	BP Capital Markets plc	2.822%	4/7/32	EUR	6,401	6,677
	BP Capital Markets plc	1.104%	11/15/34	EUR	3,700	3,168
	BP Capital Markets plc	5.773%	5/25/38	GBP	3,000	3,951
	BP Capital Markets plc	3.250%	Perpetual	EUR	4,529	4,884
	BP Capital Markets plc	3.625%	Perpetual	EUR	8,911	9,509
	BP Capital Markets plc	4.250%	Perpetual	GBP	5,087	6,329
	BPHA Finance plc	4.816%	4/11/44	GBP	613	707
	British American Tobacco plc	3.000%	Perpetual	EUR	3,100	3,294
	British American Tobacco plc	3.750%	Perpetual	EUR	5,500	5,744
	British Land Co. plc	2.375%	9/14/29	GBP	887	994
	British Telecommunications plc	1.500%	6/23/27	EUR	5,087	5,344
	British Telecommunications plc	2.750%	8/30/27	EUR	2,000	2,169
	British Telecommunications plc	2.125%	9/26/28	EUR	100	106
	British Telecommunications plc	5.750%	12/7/28	GBP	756	1,008
	British Telecommunications plc	1.125%	9/12/29	EUR	4,000	3,985
	British Telecommunications plc	3.125%	11/21/31	GBP	800	904
	British Telecommunications plc	3.375%	8/30/32	EUR	1,000	1,091
	British Telecommunications plc	6.375%	6/23/37	GBP	2,015	2,741
	British Telecommunications plc	5.750%	2/13/41	GBP	2,000	2,530
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	3,130	3,910
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	943	831
	BUPA Finance plc	4.125%	6/14/35	GBP	1,200	1,287
	Cadent Finance plc	2.125%	9/22/28	GBP	5,585	6,494
	Cadent Finance plc	0.625%	3/19/30	EUR	9,383	8,779
	Cadent Finance plc	0.750%	3/11/32	EUR	643	569
44

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Cadent Finance plc	2.250%	10/10/35	GBP	7,012	6,509
	Cadent Finance plc	2.625%	9/22/38	GBP	3,410	3,042
	Cadent Finance plc	3.125%	3/21/40	GBP	1,023	943
	Cadent Finance plc	2.750%	9/22/46	GBP	482	376
	Cardiff University	3.000%	12/7/55	GBP	1,996	1,673
	Catalyst Housing Ltd.	3.125%	10/31/47	GBP	1,509	1,288
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	5,938	5,715
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	9,724	8,610
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	2,704	2,149
	Centrica plc	4.375%	3/13/29	GBP	4,376	5,475
	Centrica plc	7.000%	9/19/33	GBP	2,545	3,623
	Centrica plc	4.250%	9/12/44	GBP	5,183	5,379
	Chancellor Masters & Scholars of The University of Cambridge	2.350%	6/27/78	GBP	1,398	950
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,102	3,538
	Church Commissioners for England	3.625%	7/14/52	GBP	1,500	1,443
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,460	3,661
	Circle Anglia Social Housing plc	5.200%	3/2/44	GBP	1,450	1,730
	Citizen Treasury plc	3.250%	10/20/48	GBP	5,778	5,025
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	2,800	2,838
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	2,000	2,098
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	2,543	2,973
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	5,633	5,227
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,409	1,318
	Clarion Funding plc	2.625%	1/18/29	GBP	752	878
	Clarion Funding plc	3.125%	4/19/48	GBP	1,634	1,405
	Clydesdale Bank plc	4.625%	6/8/26	GBP	6,633	8,530
	Coca-Cola Europacific Partners plc	1.750%	3/27/26	EUR	6,084	6,517
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	2,653	2,780
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	6,316	6,138
	Coca-Cola Europacific Partners plc	1.875%	3/18/30	EUR	2,500	2,560
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	4,364	4,011
	Compass Group plc	2.000%	7/3/29	GBP	3,028	3,490
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,266	1,335
	Coventry Building Society	2.000%	12/20/30	GBP	2,938	3,116
	CPUK Finance Ltd.	5.876%	8/28/27	GBP	1,000	1,291
	CPUK Finance Ltd.	3.690%	2/28/47	GBP	100	119
[1,4]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	450	590
	Dali Capital plc	4.799%	12/21/37	GBP	350	402
	Derby Healthcare plc	5.564%	6/30/41	GBP	698	900
	Derwent London plc	1.875%	11/17/31	GBP	1,500	1,541
	Diageo Capital BV	0.125%	9/28/28	EUR	9,300	9,107
	Diageo Finance plc	2.500%	3/27/32	EUR	6,431	6,697
	Diageo Finance plc	1.250%	3/28/33	GBP	2,541	2,492
	Diageo Finance plc	2.750%	6/8/38	GBP	6,000	5,900
	DS Smith plc	0.875%	9/12/26	EUR	3,019	3,148
	DS Smith plc	4.500%	7/27/30	EUR	5,000	5,687
	DWR Cymru Financing UK plc	1.625%	3/31/26	GBP	1,107	1,350
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	375	493
	DWR Cymru Financing UK plc	1.375%	3/31/33	GBP	500	469
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	4,058	3,796
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	383	366
	Eastern Power Networks plc	2.125%	11/25/33	GBP	3,500	3,514
	Eastern Power Networks plc	6.250%	11/12/36	GBP	6,000	8,242
	easyJet FinCo BV	1.875%	3/3/28	EUR	5,000	5,182
	Electricity North West Ltd.	8.875%	3/25/26	GBP	1,023	1,382
	EMH Treasury plc	4.500%	1/29/44	GBP	1,545	1,718
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	5,765	5,786
	FIL Ltd.	2.500%	11/4/26	EUR	1,402	1,501
	Flagship Finance plc	1.875%	7/14/61	GBP	946	547
	Futures Treasury plc	3.375%	2/8/44	GBP	1,492	1,410
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	9,150	11,957
	Gatwick Funding Ltd.	2.500%	4/15/32	GBP	2,800	3,162
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	3,448	4,446
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	2,159	2,040
	Gatwick Funding Ltd.	6.500%	3/2/43	GBP	2,000	2,743
	Genfinance II plc	6.064%	12/21/39	GBP	3,037	4,024
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	7,631	8,113
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	400	421
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	2,040	2,551
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	9,524	10,879
45

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	9,098	9,285
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	3,760	5,008
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	9,611	9,119
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	578	829
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	2,239	2,852
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	383	423
	Global Switch Finance BV	1.375%	10/7/30	EUR	2,300	2,324
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	400	427
	Grainger plc	3.000%	7/3/30	GBP	1,500	1,679
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	1,545	1,772
[1]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	659	809
	Greene King Finance plc	5.318%	9/15/31	GBP	569	719
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	862	1,016
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	1,436	1,474
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	800	486
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	1,098	1,220
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	2,214	2,305
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	3,724	4,942
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	9,519	6,623
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	6,543	7,559
	Heathrow Funding Ltd.	1.500%	2/11/32	EUR	6,096	6,025
	Heathrow Funding Ltd.	1.125%	10/8/32	EUR	16,500	15,686
	Heathrow Funding Ltd.	3.661%	1/13/33	CAD	1,100	762
	Heathrow Funding Ltd.	6.450%	12/10/33	GBP	1,523	2,063
	Heathrow Funding Ltd.	3.726%	4/13/35	CAD	2,907	1,957
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	2,404	2,232
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	8,469	10,845
	Heathrow Funding Ltd.	4.625%	10/31/48	GBP	1,272	1,372
	Hexagon Housing Association Ltd.	3.625%	4/22/48	GBP	1,000	889
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	3,376	3,966
	Home Group Ltd.	3.125%	3/27/43	GBP	2,996	2,704
[1]	Housing & Care 21	3.288%	11/8/49	GBP	1,640	1,450
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	Perpetual	GBP	188	253
	HSBC Holdings plc	2.256%	11/13/26	GBP	3,266	4,087
	HSBC Holdings plc	3.019%	6/15/27	EUR	8,200	8,899
	HSBC Holdings plc	1.750%	7/24/27	GBP	4,471	5,436
	HSBC Holdings plc	4.752%	3/10/28	EUR	10,000	11,243
	HSBC Holdings plc	3.000%	7/22/28	GBP	4,886	5,938
	HSBC Holdings plc	2.625%	8/16/28	GBP	1,615	1,907
	HSBC Holdings plc	0.641%	9/24/29	EUR	5,938	5,826
	HSBC Holdings plc	3.000%	5/29/30	GBP	2,185	2,552
	HSBC Holdings plc	6.800%	9/14/31	GBP	5,000	6,873
	HSBC Holdings plc	4.787%	3/10/32	EUR	10,000	11,559
	HSBC Holdings plc	6.364%	11/16/32	EUR	14,000	16,353
	HSBC Holdings plc	4.856%	5/23/33	EUR	7,000	8,198
	HSBC Holdings plc	8.201%	11/16/34	GBP	2,500	3,519
	HSBC Holdings plc	7.000%	4/7/38	GBP	7,150	9,824
	HSBC Holdings plc	6.000%	3/29/40	GBP	3,898	4,919
	Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	221	272
	Hyde Housing Association Ltd.	1.750%	8/18/55	GBP	2,580	1,447
	IG Group Holdings plc	3.125%	11/18/28	GBP	3,000	3,407
	Imperial Brands Finance Netherlands BV	5.250%	2/15/31	EUR	800	933
	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	5,053	4,579
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	383	418
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	7,905	8,460
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	3,870	4,694
	Inchcape plc	6.500%	6/9/28	GBP	5,000	6,579
	Incommunities Treasury plc	3.250%	3/21/49	GBP	1,601	1,405
	Informa plc	3.125%	7/5/26	GBP	581	723
	Informa plc	1.250%	4/22/28	EUR	5,000	5,093
	InterContinental Hotels Group plc	2.125%	8/24/26	GBP	2,000	2,438
	InterContinental Hotels Group plc	2.125%	5/15/27	EUR	1,500	1,596
	InterContinental Hotels Group plc	3.375%	10/8/28	GBP	2,000	2,408
	Intermediate Capital Group plc	1.625%	2/17/27	EUR	3,400	3,521
	International Consolidated Airlines Group SA	3.750%	3/25/29	EUR	5,000	5,455
	International Distribution Services plc	1.250%	10/8/26	EUR	2,543	2,662
	Jigsaw Funding plc	3.375%	5/5/52	GBP	1,200	1,062
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	3,216	4,122
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	3,815	3,496
	Land Securities Capital Markets plc	2.375%	3/29/29	GBP	418	505
46

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Land Securities Capital Markets plc	2.399%	2/8/31	GBP	2,800	3,247
	Land Securities Capital Markets plc	2.625%	9/22/39	GBP	904	878
	Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,713	1,274
	Leeds Building Society	1.375%	10/6/27	GBP	6,904	8,040
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,587	4,859
	Legal & General Group plc	5.125%	11/14/48	GBP	2,548	3,234
	Legal & General Group plc	4.500%	11/1/50	GBP	3,600	4,304
	Legal & General Group plc	5.500%	6/27/64	GBP	702	846
	Libra Longhurst Group Treasury No. 2 plc	3.250%	5/15/43	GBP	2,800	2,562
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	885	1,081
	LiveWest Treasury plc	1.875%	2/18/56	GBP	1,100	638
	Lloyds Bank Corporate Markets plc	2.375%	4/9/26	EUR	5,000	5,400
	Lloyds Bank plc	0.125%	6/18/26	EUR	5,087	5,312
	Lloyds Bank plc	6.000%	2/8/29	GBP	5,278	7,141
	Lloyds Bank plc	0.125%	9/23/29	EUR	20,450	19,604
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	2,520	1,608
	Lloyds Banking Group plc	3.125%	8/24/30	EUR	7,000	7,491
	Lloyds Banking Group plc	4.750%	9/21/31	EUR	5,000	5,765
	Lloyds Banking Group plc	1.985%	12/15/31	GBP	2,000	2,405
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	6,545	6,997
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	5,014	6,078
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	4,372	5,201
	London & Quadrant Housing Trust	2.250%	7/20/29	GBP	2,800	3,153
	London & Quadrant Housing Trust	2.125%	3/31/32	GBP	1,900	1,965
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	400	485
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	1,300	1,612
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	1,985	1,874
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	832	680
	London Power Networks plc	6.125%	6/7/27	GBP	362	480
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	6,798	7,144
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	359	452
	Lseg Netherlands BV	0.750%	4/6/33	EUR	5,938	5,214
	M&G plc	5.625%	10/20/51	GBP	4,998	6,193
	M&G plc	5.560%	7/20/55	GBP	3,777	4,464
	M&G plc	6.340%	12/19/63	GBP	1,710	2,081
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,996	3,702
	Manchester Airport Group Funding plc	6.125%	9/30/41	GBP	1,183	1,574
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	2,094	1,743
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	1,765	1,443
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	1,191	1,444
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	996	996
	Moat Homes Finance plc	5.000%	9/23/41	GBP	865	1,040
	Morhomes plc	3.400%	2/19/40	GBP	887	895
	Motability Operations Group plc	0.375%	1/3/26	EUR	3,988	4,213
	Motability Operations Group plc	4.375%	2/8/27	GBP	4,419	5,631
	Motability Operations Group plc	0.125%	7/20/28	EUR	14,444	14,148
	Motability Operations Group plc	1.750%	7/3/29	GBP	4,956	5,606
	Motability Operations Group plc	5.625%	11/29/30	GBP	996	1,329
	Motability Operations Group plc	3.500%	7/17/31	EUR	5,000	5,454
	Motability Operations Group plc	2.375%	3/14/32	GBP	3,218	3,473
	Motability Operations Group plc	3.875%	1/24/34	EUR	6,000	6,633
	Motability Operations Group plc	3.625%	3/10/36	GBP	2,100	2,309
	Motability Operations Group plc	2.375%	7/3/39	GBP	3,100	2,758
	Motability Operations Group plc	2.125%	1/18/42	GBP	1,200	975
	Motability Operations Group plc	4.875%	1/17/43	GBP	3,000	3,502
	Motability Operations Group plc	5.750%	9/11/48	GBP	1,800	2,320
	Motability Operations Group plc	5.750%	6/17/51	GBP	3,000	3,814
	Motability Operations Group plc	5.625%	1/24/54	GBP	2,000	2,510
	Myriad Capital plc	4.750%	12/20/43	GBP	900	1,012
	National Gas Transmission plc	4.250%	4/5/30	EUR	2,500	2,806
	National Gas Transmission plc	1.125%	1/14/33	GBP	3,500	3,214
	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	EUR	3,000	3,303
	National Grid Electricity Distribution East Midlands plc	1.750%	9/9/31	GBP	1,200	1,233
	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/32	EUR	5,400	6,047
	National Grid Electricity Distribution plc	3.500%	10/16/26	GBP	5,897	7,380
	National Grid Electricity Distribution South Wales plc	1.625%	10/7/35	GBP	2,414	2,116
	National Grid Electricity Distribution South Wales plc	5.750%	3/23/40	GBP	1,100	1,385
	National Grid Electricity Distribution South West plc	5.875%	3/25/27	GBP	1,127	1,469
	National Grid Electricity Distribution South West plc	5.750%	3/23/40	GBP	900	1,141
	National Grid Electricity Distribution South West plc	5.818%	7/31/41	GBP	4,500	5,774
47

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	National Grid Electricity Distribution West Midlands plc	5.750%	4/16/32	GBP	2,872	3,751
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	2,104	2,535
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	2,536	1,692
	National Grid Electricity Transmission plc	5.221%	9/16/31	CAD	2,400	1,806
	National Grid Electricity Transmission plc	0.823%	7/7/32	EUR	2,800	2,507
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	2,982	2,502
	National Grid Electricity Transmission plc	0.872%	11/26/40	EUR	1,900	1,379
	National Grid plc	2.179%	6/30/26	EUR	1,100	1,181
	National Grid plc	0.163%	1/20/28	EUR	7,000	6,933
	National Grid plc	0.553%	9/18/29	EUR	7,243	6,919
	National Grid plc	2.949%	3/30/30	EUR	8,000	8,498
	National Grid plc	0.750%	9/1/33	EUR	1,200	1,021
	National Grid plc	3.245%	3/30/34	EUR	3,000	3,133
	National Grid plc	4.275%	1/16/35	EUR	6,600	7,466
	Nationwide Building Society	3.000%	5/6/26	GBP	10,444	13,116
	Nationwide Building Society	0.625%	3/25/27	EUR	19,395	20,136
	Nationwide Building Society	3.250%	1/20/28	GBP	4,725	5,810
	Nationwide Building Society	3.625%	3/15/28	EUR	12,500	14,008
	Nationwide Building Society	0.250%	9/14/28	EUR	8,406	8,205
	Nationwide Building Society	2.250%	6/25/29	EUR	2,543	2,704
	Nationwide Building Society	3.250%	9/5/29	EUR	5,000	5,457
	Nationwide Building Society	1.375%	6/29/32	EUR	8,179	8,005
	NatWest Group plc	3.125%	3/28/27	GBP	3,092	3,877
	NatWest Group plc	2.057%	11/9/28	GBP	2,900	3,420
	NatWest Group plc	3.619%	3/29/29	GBP	9,600	11,774
	NatWest Group plc	0.670%	9/14/29	EUR	11,800	11,613
	NatWest Group plc	3.673%	8/5/31	EUR	10,000	10,986
	NatWest Group plc	1.043%	9/14/32	EUR	8,700	8,807
	NatWest Group plc	7.416%	6/6/33	GBP	3,000	4,057
	NatWest Markets plc	1.375%	3/2/27	EUR	15,900	16,715
	NatWest Markets plc	3.625%	1/9/29	EUR	9,400	10,444
[4]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	4,533	5,789
[4]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	2,154	2,796
	NewRiver REIT plc	3.500%	3/7/28	GBP	887	1,057
	Next Group plc	3.625%	5/18/28	GBP	6,541	8,062
	NIE Finance plc	5.875%	12/1/32	GBP	3,000	3,998
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	241	308
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	1,535	1,841
	Northern Powergrid Northeast plc	3.250%	4/1/52	GBP	2,100	1,805
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	1,278	798
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	3,485	4,160
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	300	353
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,329	1,662
	Northumbrian Water Finance plc	6.375%	10/28/34	GBP	4,000	5,253
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	486	543
	Notting Hill Genesis	3.750%	12/20/32	GBP	2,762	3,183
	Notting Hill Genesis	2.000%	6/3/36	GBP	803	718
	Notting Hill Genesis	5.250%	7/7/42	GBP	723	867
	Notting Hill Genesis	3.250%	10/12/48	GBP	150	130
	Notting Hill Genesis	4.375%	2/20/54	GBP	1,758	1,818
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	469	609
	Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	7,904	8,133
	Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	2,269	2,212
	Omnicom Finance Holdings plc	3.700%	3/6/32	EUR	5,000	5,495
	Optivo Finance plc	2.857%	10/7/35	GBP	2,100	2,088
	Optivo Finance plc	5.250%	3/13/43	GBP	1,300	1,553
	Optivo Finance plc	3.283%	3/22/48	GBP	900	776
	Orbit Capital plc	2.000%	11/24/38	GBP	1,500	1,276
	Orbit Capital plc	3.500%	3/24/45	GBP	1,977	1,885
	Orbit Capital plc	3.375%	6/14/48	GBP	516	464
	Paradigm Homes Charitable Housing Assn. Ltd.	2.250%	5/20/51	GBP	2,777	1,944
	Paragon Treasury plc	2.000%	5/7/36	GBP	1,509	1,334
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	996	929
	Peabody Capital No. 2 plc	2.750%	3/2/34	GBP	2,000	2,057
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	150	161
	Peabody Capital plc	5.250%	3/17/43	GBP	2,900	3,519
	Pearson Funding plc	3.750%	6/4/30	GBP	1,107	1,321
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	723	637
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	3,809	4,737
	Pension Insurance Corp. plc	8.000%	11/13/33	GBP	1,800	2,503
48

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	7,466	8,304
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	8,019	10,249
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	1,381	1,721
	Platform HG Financing plc	1.926%	9/15/41	GBP	1,000	793
	Platform HG Financing plc	1.625%	8/10/55	GBP	2,348	1,271
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	1,545	2,063
	PRS Finance plc	1.750%	11/24/26	GBP	9,825	11,952
	PRS Finance plc	2.000%	1/23/29	GBP	8,131	9,457
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,379	2,751
	RAC Bond Co. plc	4.870%	5/6/46	GBP	1,545	1,971
	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	2,543	2,659
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	7,596	7,284
	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	2,159	2,212
	RELX Finance BV	0.500%	3/10/28	EUR	7,631	7,665
	RELX Finance BV	3.750%	6/12/31	EUR	6,667	7,447
	RELX Finance BV	0.875%	3/10/32	EUR	8,108	7,458
	Rentokil Initial Finance BV	3.875%	6/27/27	EUR	6,500	7,178
	Rentokil Initial Finance BV	4.375%	6/27/30	EUR	3,000	3,351
	Rio Tinto Finance plc	4.000%	12/11/29	GBP	4,600	5,736
	Riverside Finance plc	3.875%	12/5/44	GBP	1,107	1,064
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,656	2,173
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	5,971	6,320
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,258	1,630
	Rothesay Life plc	3.375%	7/12/26	GBP	7,011	8,757
	Rothesay Life plc	7.734%	5/16/33	GBP	6,000	8,267
	Rothesay Life plc	7.019%	12/10/34	GBP	10,600	14,034
	Sage Group plc	1.625%	2/25/31	GBP	4,608	4,795
	Sanctuary Capital plc	6.697%	3/23/39	GBP	1,052	1,517
	Sanctuary Capital plc	5.000%	4/26/47	GBP	2,055	2,411
	Sanctuary Capital plc	2.375%	4/14/50	GBP	548	400
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	8,356	10,598
	Santander UK Group Holdings plc	2.421%	1/17/29	GBP	3,100	3,660
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	8,958	8,760
	Santander UK plc	5.750%	3/2/26	GBP	3,012	3,926
	Santander UK plc	5.250%	2/16/29	GBP	3,122	4,104
	Santander UK plc	3.875%	10/15/29	GBP	4,648	5,655
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	515	639
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	498	601
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	300	291
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	700	939
	Segro Capital Sarl	0.500%	9/22/31	EUR	7,724	6,858
	Segro plc	2.375%	10/11/29	GBP	558	637
	Segro plc	2.875%	10/11/37	GBP	200	197
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	1,912	2,422
	Severn Trent Utilities Finance plc	6.250%	6/7/29	GBP	2,000	2,669
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,613	1,765
	Severn Trent Utilities Finance plc	4.625%	11/30/34	GBP	3,000	3,580
	Severn Trent Utilities Finance plc	5.250%	4/4/36	GBP	1,300	1,615
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	658	522
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	7,891	9,102
	Sky Ltd.	2.250%	11/17/25	EUR	300	324
	Sky Ltd.	2.500%	9/15/26	EUR	20,774	22,438
	Sky Ltd.	6.000%	5/21/27	GBP	150	198
	Sky Ltd.	4.000%	11/26/29	GBP	2,434	3,019
	Smith & Nephew plc	4.565%	10/11/29	EUR	1,000	1,145
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	362	472
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,299	1,725
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,463	2,014
	South Eastern Power Networks plc	1.750%	9/30/34	GBP	785	741
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	7,864	9,301
	Southern Gas Networks plc	1.250%	12/2/31	GBP	4,600	4,517
	Southern Gas Networks plc	3.100%	9/15/36	GBP	3,500	3,466
	Southern Gas Networks plc	6.375%	5/15/40	GBP	338	449
	Southern Housing	3.500%	10/19/47	GBP	723	649
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	7,638	9,142
	Southern Water Services Finance Ltd.	1.625%	3/30/27	GBP	3,414	3,691
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	1,536	1,959
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	150	150
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	50	53
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	189	216
49

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	2,345	1,701
	SP Distribution plc	5.875%	7/17/26	GBP	3,213	4,196
	SP Manweb plc	4.875%	9/20/27	GBP	200	257
	SSE plc	8.375%	11/20/28	GBP	1,512	2,182
	SSE plc	2.875%	8/1/29	EUR	5,000	5,397
	SSE plc	1.750%	4/16/30	EUR	10,000	10,085
	SSE plc	6.250%	8/27/38	GBP	3,328	4,539
	SSE plc	3.125%	Perpetual	EUR	2,000	2,134
	SSE plc	4.000%	Perpetual	EUR	8,933	9,711
	Standard Chartered plc	1.625%	10/3/27	EUR	353	373
	Standard Chartered plc	4.874%	5/10/31	EUR	5,000	5,801
	Standard Chartered plc	4.375%	1/18/38	GBP	1,545	1,804
	SW Finance I plc	7.000%	4/16/40	GBP	2,000	2,230
	SW Finance I plc	7.375%	12/12/41	GBP	1,100	1,252
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	679	739
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	2,420	2,890
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	518	666
	Telereal Securitisation plc	3.563%	12/10/36	GBP	1,100	1,268
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	15,142	15,974
	Tesco Corporate Treasury Services plc	0.375%	7/27/29	EUR	16,750	15,938
	Tesco Corporate Treasury Services plc	4.250%	2/27/31	EUR	1,700	1,920
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	1,383	1,989
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	1,789	2,328
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	931	1,185
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,377	3,034
[1]	Tesco Property Finance 5 plc	5.661%	10/13/41	GBP	1,104	1,391
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	3,159	3,877
	THFC Funding No.1 plc	5.125%	12/21/37	GBP	2,000	2,522
	THFC Funding No.2 plc	6.350%	7/8/41	GBP	1,216	1,696
	THFC Funding No.3 plc	5.200%	10/11/45	GBP	2,163	2,642
	Tritax EuroBox plc	0.950%	6/2/26	EUR	704	740
	Unilever Capital Corp.	3.400%	6/6/33	EUR	2,900	3,224
	Unilever Finance Netherlands BV	0.750%	2/28/26	EUR	4,400	4,663
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	5,142	5,404
	Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	4,708	4,817
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	14,587	15,012
	Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	613	614
	Unilever Finance Netherlands BV	3.250%	2/15/32	EUR	9,000	9,927
	Unilever plc	1.500%	7/22/26	GBP	100	122
	Unilever plc	1.500%	6/11/39	EUR	2,653	2,313
	UNITE Group plc	3.500%	10/15/28	GBP	704	853
	United Utilities Water Finance plc	0.875%	10/28/29	GBP	4,519	4,766
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	4,034	4,455
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	996	984
	United Utilities Water Finance plc	5.750%	6/26/36	GBP	6,300	8,132
	United Utilities Water Finance plc	1.875%	6/3/42	GBP	371	282
	United Utilities Water Finance plc	5.250%	1/22/46	GBP	1,000	1,175
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	3,489	4,544
	University College London	1.625%	6/4/61	GBP	2,800	1,570
	University of Leeds	3.125%	12/19/50	GBP	1,900	1,673
	University of Manchester	4.250%	7/4/53	GBP	943	1,026
	University of Oxford	2.544%	12/8/17	GBP	3,541	2,313
	Utmost Group plc	4.000%	12/15/31	GBP	1,500	1,621
	Virgin Money UK plc	4.000%	9/3/27	GBP	2,872	3,618
	Virgin Money UK plc	5.125%	12/11/30	GBP	1,945	2,493
	Vodafone Group plc	1.125%	11/20/25	EUR	7,923	8,479
	Vodafone Group plc	5.625%	12/4/25	GBP	614	796
	Vodafone Group plc	2.200%	8/25/26	EUR	2,049	2,212
	Vodafone Group plc	1.500%	7/24/27	EUR	6,599	6,935
	Vodafone Group plc	4.200%	12/13/27	AUD	4,760	3,050
	Vodafone Group plc	1.875%	11/20/29	EUR	1,400	1,450
	Vodafone Group plc	1.625%	11/24/30	EUR	3,839	3,841
	Vodafone Group plc	1.600%	7/29/31	EUR	2,949	2,905
	Vodafone Group plc	5.900%	11/26/32	GBP	6,690	9,030
	Vodafone Group plc	2.875%	11/20/37	EUR	3,146	3,175
	Vodafone Group plc	2.500%	5/24/39	EUR	11,269	10,582
	Vodafone Group plc	3.375%	8/8/49	GBP	3,291	2,821
	Vodafone Group plc	3.000%	8/12/56	GBP	3,252	2,411
	Vodafone International Financing DAC	4.000%	2/10/43	EUR	1,500	1,655
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	2,543	3,351
50

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	723	699
	Wellcome Trust Finance plc	4.625%	7/25/36	GBP	4,454	5,587
	Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,107	1,187
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	2,159	1,408
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	484	609
	Wessex Water Services Finance plc	1.250%	1/12/36	GBP	2,214	1,784
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,272	1,527
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	869	950
	WHG Treasury plc	4.250%	10/6/45	GBP	2,394	2,522
	White City Property Finance plc	5.120%	4/17/35	GBP	1,780	2,300
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	372	438
	WPP Finance 2013	2.875%	9/14/46	GBP	1,107	879
	WPP Finance 2017	3.750%	5/19/32	GBP	704	809
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	5,531	5,511
	WPP Finance SA	2.250%	9/22/26	EUR	200	215
	WPP Finance SA	2.375%	5/19/27	EUR	2,553	2,740
	Yorkshire Building Society	3.500%	4/21/26	GBP	503	636
	Yorkshire Building Society	0.010%	10/13/27	EUR	9,722	9,764
	Yorkshire Building Society	0.500%	7/1/28	EUR	3,019	2,983
	Yorkshire Building Society	3.375%	9/13/28	GBP	3,724	4,504
	Yorkshire Building Society	1.500%	9/15/29	GBP	2,214	2,484
	Yorkshire Housing Finance plc	4.125%	10/31/44	GBP	1,509	1,553
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	1,649	2,242
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	3,212	3,736
	Yorkshire Water Finance plc	5.250%	4/28/30	GBP	2,000	2,473
	Yorkshire Water Finance plc	6.375%	8/19/39	GBP	803	1,006
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	4,961	4,064
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	700	857
						2,125,628
United States (3.1%)
	Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	9,067	9,623
	Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	5,087	5,152
	AbbVie Inc.	0.750%	11/18/27	EUR	11,943	12,231
	AbbVie Inc.	2.625%	11/15/28	EUR	7,196	7,734
	AbbVie Inc.	2.125%	11/17/28	EUR	10,219	10,793
	AbbVie Inc.	2.125%	6/1/29	EUR	1,000	1,050
	AGCO International Holdings BV	0.800%	10/6/28	EUR	2,500	2,459
	Air Lease Corp.	5.400%	6/1/28	CAD	4,925	3,671
	Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	1,985	1,987
	Air Products and Chemicals Inc.	4.000%	3/3/35	EUR	7,000	7,940
	Altria Group Inc.	2.200%	6/15/27	EUR	6,386	6,809
	Altria Group Inc.	3.125%	6/15/31	EUR	10,280	10,721
	American Honda Finance Corp.	0.750%	11/25/26	GBP	3,266	3,884
	American Honda Finance Corp.	3.750%	10/25/27	EUR	5,000	5,542
	American Honda Finance Corp.	0.300%	7/7/28	EUR	6,000	5,900
	American Honda Finance Corp.	5.600%	9/6/30	GBP	5,750	7,562
	American International Group Inc.	1.875%	6/21/27	EUR	1,730	1,828
	American Medical Systems Europe BV	1.625%	3/8/31	EUR	8,500	8,365
	American Medical Systems Europe BV	3.500%	3/8/32	EUR	8,000	8,752
	American Medical Systems Europe BV	1.875%	3/8/34	EUR	7,552	7,169
	American Tower Corp.	1.950%	5/22/26	EUR	7,489	8,013
	American Tower Corp.	0.450%	1/15/27	EUR	4,618	4,743
	American Tower Corp.	0.400%	2/15/27	EUR	3,643	3,734
	American Tower Corp.	0.500%	1/15/28	EUR	2,653	2,654
	American Tower Corp.	0.875%	5/21/29	EUR	4,335	4,237
	American Tower Corp.	3.900%	5/16/30	EUR	3,500	3,899
	American Tower Corp.	0.950%	10/5/30	EUR	6,402	6,028
	American Tower Corp.	4.625%	5/16/31	EUR	5,000	5,774
	American Tower Corp.	1.000%	1/15/32	EUR	5,000	4,541
	American Tower Corp.	4.100%	5/16/34	EUR	5,000	5,568
	Amgen Inc.	2.000%	2/25/26	EUR	1,326	1,426
	Amgen Inc.	5.500%	12/7/26	GBP	2,214	2,886
	Amgen Inc.	4.000%	9/13/29	GBP	5,269	6,520
	Aon Global Ltd.	2.875%	5/14/26	EUR	1,765	1,917
	Apple Inc.	0.000%	11/15/25	EUR	4,480	4,740
	Apple Inc.	3.600%	6/10/26	AUD	950	616
	Apple Inc.	1.625%	11/10/26	EUR	5,000	5,326
	Apple Inc.	2.000%	9/17/27	EUR	3,584	3,836
	Apple Inc.	1.375%	5/24/29	EUR	1,640	1,690
51

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Apple Inc.	0.750%	2/25/30	CHF	2,800	3,247
Apple Inc.	0.500%	11/15/31	EUR	2,113	1,968
Apple Inc.	3.600%	7/31/42	GBP	1,936	2,062
AT&T Inc.	1.375%	12/4/24	CHF	370	428
AT&T Inc.	3.550%	11/18/25	EUR	7,400	8,105
AT&T Inc.	4.000%	11/25/25	CAD	5,367	3,860
AT&T Inc.	4.100%	1/19/26	AUD	400	260
AT&T Inc.	0.250%	3/4/26	EUR	8,724	9,159
AT&T Inc.	2.900%	12/4/26	GBP	1,656	2,046
AT&T Inc.	5.500%	3/15/27	GBP	750	974
AT&T Inc.	4.600%	9/19/28	AUD	5,180	3,339
AT&T Inc.	2.350%	9/5/29	EUR	7,069	7,423
AT&T Inc.	4.375%	9/14/29	GBP	1,900	2,371
AT&T Inc.	0.800%	3/4/30	EUR	5,000	4,792
AT&T Inc.	3.950%	4/30/31	EUR	5,000	5,626
AT&T Inc.	3.550%	12/17/32	EUR	6,066	6,638
AT&T Inc.	5.200%	11/18/33	GBP	3,072	3,891
AT&T Inc.	4.300%	11/18/34	EUR	3,950	4,546
AT&T Inc.	2.450%	3/15/35	EUR	2,599	2,543
AT&T Inc.	3.150%	9/4/36	EUR	9,266	9,529
AT&T Inc.	2.600%	5/19/38	EUR	6,101	5,832
AT&T Inc.	7.000%	4/30/40	GBP	4,400	6,301
AT&T Inc.	4.250%	6/1/43	GBP	5,553	5,769
AT&T Inc.	4.875%	6/1/44	GBP	2,174	2,440
AT&T Inc.	4.850%	5/25/47	CAD	5,587	3,798
AT&T Inc.	5.100%	11/25/48	CAD	1,950	1,372
Athene Global Funding	0.832%	1/8/27	EUR	3,500	3,622
Athene Global Funding	1.750%	11/24/27	GBP	3,019	3,501
Athene Global Funding	0.625%	1/12/28	EUR	3,287	3,290
Athene Global Funding	2.470%	6/9/28	CAD	5,244	3,564
Athene Global Funding	5.113%	3/7/29	CAD	2,000	1,486
Bank of America Corp.	0.253%	6/12/26	CHF	3,000	3,439
Bank of America Corp.	4.250%	12/10/26	GBP	2,227	2,842
Bank of America Corp.	1.776%	5/4/27	EUR	11,327	12,100
Bank of America Corp.	1.978%	9/15/27	CAD	5,381	3,739
Bank of America Corp.	3.615%	3/16/28	CAD	9,002	6,428
Bank of America Corp.	1.662%	4/25/28	EUR	1,306	1,376
Bank of America Corp.	0.583%	8/24/28	EUR	16,511	16,756
Bank of America Corp.	1.667%	6/2/29	GBP	10,000	11,452
Bank of America Corp.	0.694%	3/22/31	EUR	22,267	21,014
Bank of America Corp.	3.584%	4/27/31	GBP	5,800	6,923
Bank of America Corp.	0.654%	10/26/31	EUR	21,875	20,231
Baxter International Inc.	1.300%	5/15/29	EUR	3,705	3,699
Becton Dickinson & Co.	1.900%	12/15/26	EUR	2,985	3,184
Becton Dickinson & Co.	3.519%	2/8/31	EUR	1,266	1,387
Becton Dickinson & Co.	3.828%	6/7/32	EUR	9,000	9,986
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	4,144	4,394
Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	4,151	4,070
Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	EUR	16,500	18,246
Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	2,294	1,714
Berkshire Hathaway Finance Corp.	2.000%	3/18/34	EUR	7,800	7,619
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	3,941	3,544
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	3,875	2,837
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	2,850	3,041
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	2,810,000	17,663
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,692	4,322
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	330,000	1,514
Berry Global Inc.	1.500%	1/15/27	EUR	2,214	2,315
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	387	404
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	3,049	3,080
Blackstone Holdings Finance Co. LLC	3.500%	6/1/34	EUR	2,000	2,159
Blackstone Private Credit Fund	1.750%	11/30/26	EUR	3,000	3,108
Booking Holdings Inc.	4.000%	11/15/26	EUR	6,800	7,552
Booking Holdings Inc.	0.500%	3/8/28	EUR	9,906	9,955
Booking Holdings Inc.	3.625%	11/12/28	EUR	1,000	1,115
Booking Holdings Inc.	4.250%	5/15/29	EUR	1,000	1,140
Booking Holdings Inc.	4.500%	11/15/31	EUR	12,000	13,992
Booking Holdings Inc.	4.125%	5/12/33	EUR	9,500	10,812
Booking Holdings Inc.	4.750%	11/15/34	EUR	5,700	6,801
Booking Holdings Inc.	3.750%	3/1/36	EUR	3,000	3,288
52

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Booking Holdings Inc.	4.000%	3/1/44	EUR	3,200	3,508
BorgWarner Inc.	1.000%	5/19/31	EUR	4,471	4,079
Boston Scientific Corp.	0.625%	12/1/27	EUR	2,516	2,554
BP Capital Markets BV	3.773%	5/12/30	EUR	4,500	5,007
BP Capital Markets BV	3.360%	9/12/31	EUR	5,000	5,400
BP Capital Markets BV	4.323%	5/12/35	EUR	2,000	2,275
BP Capital Markets BV	0.933%	12/4/40	EUR	3,541	2,467
BP Capital Markets BV	1.467%	9/21/41	EUR	3,019	2,280
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	2,094	1,960
Brown-Forman Corp.	1.200%	7/7/26	EUR	1,304	1,378
Brown-Forman Corp.	2.600%	7/7/28	GBP	4,713	5,619
Capital One Financial Corp.	1.650%	6/12/29	EUR	1,947	1,940
Cargill Inc.	3.875%	4/24/30	EUR	8,000	8,969
Carrier Global Corp.	4.500%	11/29/32	EUR	10,000	11,568
Celanese US Holdings LLC	4.777%	7/19/26	EUR	2,600	2,883
Celanese US Holdings LLC	2.125%	3/1/27	EUR	4,034	4,262
Celanese US Holdings LLC	0.625%	9/10/28	EUR	1,590	1,537
Celanese US Holdings LLC	5.337%	1/19/29	EUR	1,235	1,420
Chubb INA Holdings LLC	1.550%	3/15/28	EUR	4,627	4,800
Chubb INA Holdings LLC	0.875%	12/15/29	EUR	6,212	6,058
Chubb INA Holdings LLC	1.400%	6/15/31	EUR	2,434	2,367
Chubb INA Holdings LLC	2.500%	3/15/38	EUR	3,599	3,480
Citigroup Inc.	2.125%	9/10/26	EUR	2,763	2,962
Citigroup Inc.	1.750%	10/23/26	GBP	5,745	6,965
Citigroup Inc.	2.800%	6/25/27	JPY	202,600	1,376
Citigroup Inc.	0.500%	10/8/27	EUR	19,633	20,305
Citigroup Inc.	1.625%	3/21/28	EUR	3,000	3,105
Citigroup Inc.	5.070%	4/29/28	CAD	4,400	3,230
Citigroup Inc.	1.250%	4/10/29	EUR	1,545	1,544
Citigroup Inc.	4.500%	3/3/31	GBP	498	598
Citigroup Inc.	3.750%	5/14/32	EUR	10,000	10,945
Citigroup Inc.	6.800%	6/25/38	GBP	321	468
CNH Industrial Capital Canada Ltd.	5.500%	8/11/26	CAD	2,300	1,701
CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	3,146	3,377
CNH Industrial Finance Europe SA	1.750%	3/25/27	EUR	2,800	2,965
CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	7,366	7,456
Coca-Cola Co.	1.125%	3/9/27	EUR	6,688	7,039
Coca-Cola Co.	0.125%	3/9/29	EUR	2,389	2,310
Coca-Cola Co.	0.400%	5/6/30	EUR	6,930	6,561
Coca-Cola Co.	0.500%	3/9/33	EUR	5,571	4,890
Coca-Cola Co.	0.375%	3/15/33	EUR	12,873	11,215
Coca-Cola Co.	1.625%	3/9/35	EUR	2,900	2,708
Coca-Cola Co.	0.950%	5/6/36	EUR	3,244	2,735
Coca-Cola Co.	0.800%	3/15/40	EUR	5,637	4,230
Coca-Cola Co.	1.000%	3/9/41	EUR	2,700	2,040
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	943	995
Colgate-Palmolive Co.	0.300%	11/10/29	EUR	4,000	3,852
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,326	1,248
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	383	292
Comcast Corp.	0.000%	9/14/26	EUR	3,694	3,807
Comcast Corp.	1.500%	2/20/29	GBP	2,231	2,517
Comcast Corp.	0.250%	9/14/29	EUR	6,482	6,173
Comcast Corp.	5.500%	11/23/29	GBP	2,044	2,701
Comcast Corp.	0.750%	2/20/32	EUR	1,600	1,458
Comcast Corp.	3.250%	9/26/32	EUR	5,000	5,392
Comcast Corp.	1.875%	2/20/36	GBP	3,358	3,081
Comcast Corp.	3.550%	9/26/36	EUR	10,000	10,818
Comcast Corp.	1.250%	2/20/40	EUR	1,248	1,001
Corning Inc.	0.992%	8/10/27	JPY	830,000	5,276
CRH Finance UK plc	4.125%	12/2/29	GBP	2,927	3,657
CRH Funding BV	1.625%	5/5/30	EUR	9,397	9,378
CRH SMW Finance DAC	1.250%	11/5/26	EUR	3,724	3,918
CRH SMW Finance DAC	4.000%	7/11/31	EUR	7,059	7,951
Danaher Corp.	2.500%	3/30/30	EUR	5,910	6,254
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	7,796	8,180
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	7,810	7,829
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	11,315	10,496
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	6,025	4,900
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	1,092	835
Digital Dutch Finco BV	1.500%	3/15/30	EUR	7,300	7,140
53

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Digital Dutch Finco BV	1.250%	2/1/31	EUR	2,316	2,185
Digital Dutch Finco BV	1.000%	1/15/32	EUR	5,250	4,749
Digital Intrepid Holding BV	0.625%	7/15/31	EUR	8,297	7,369
Digital Stout Holding LLC	3.300%	7/19/29	GBP	3,515	4,140
Digital Stout Holding LLC	3.750%	10/17/30	GBP	2,094	2,472
Discovery Communications LLC	1.900%	3/19/27	EUR	7,041	7,468
Dover Corp.	1.250%	11/9/26	EUR	13,810	14,502
Dow Chemical Co.	0.500%	3/15/27	EUR	9,122	9,345
Dow Chemical Co.	1.125%	3/15/32	EUR	7,000	6,444
Dow Chemical Co.	1.875%	3/15/40	EUR	1,840	1,519
Duke Energy Corp.	3.100%	6/15/28	EUR	2,500	2,707
Duke Energy Corp.	3.750%	4/1/31	EUR	14,150	15,458
DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,697	2,687
DXC Capital Funding DAC	0.950%	9/15/31	EUR	4,129	3,606
DXC Technology Co.	1.750%	1/15/26	EUR	4,237	4,523
Eli Lilly & Co.	2.125%	6/3/30	EUR	5,044	5,278
Eli Lilly & Co.	1.700%	11/1/49	EUR	9,102	7,074
Eli Lilly & Co.	1.375%	9/14/61	EUR	3,000	1,819
Equinix Europe 2 Financing Corp. LLC	3.650%	9/3/33	EUR	5,000	5,442
Equinix Inc.	0.250%	3/15/27	EUR	2,214	2,260
Euronet Worldwide Inc.	1.375%	5/22/26	EUR	3,156	3,314
Experian Europe DAC	1.560%	5/16/31	EUR	1,400	1,384
Experian Finance plc	3.250%	4/7/32	GBP	2,872	3,307
Exxon Mobil Corp.	0.835%	6/26/32	EUR	13,032	11,845
FedEx Corp.	1.625%	1/11/27	EUR	3,541	3,749
FedEx Corp.	0.950%	5/4/33	EUR	6,723	5,881
Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	14,734	15,451
Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	2,214	2,244
Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	706	694
Fiserv Inc.	1.125%	7/1/27	EUR	1,467	1,530
Fiserv Inc.	1.625%	7/1/30	EUR	9,285	9,218
Fiserv Inc.	3.000%	7/1/31	GBP	3,315	3,746
Ford Credit Canada Co.	7.000%	2/10/26	CAD	5,805	4,301
Ford Credit Canada Co.	5.581%	2/22/27	CAD	2,500	1,838
Ford Credit Canada Co.	5.242%	5/23/28	CAD	7,000	5,114
Ford Credit Canada Co.	5.441%	2/9/29	CAD	2,800	2,057
Ford Credit Canada Co.	5.668%	2/20/30	CAD	3,000	2,221
Ford Credit Canada Co.	5.582%	5/23/31	CAD	2,500	1,828
Ford Motor Credit Co. LLC	2.386%	2/17/26	EUR	3,000	3,223
Ford Motor Credit Co. LLC	4.867%	8/3/27	EUR	4,600	5,161
Ford Motor Credit Co. LLC	4.165%	11/21/28	EUR	6,900	7,559
Ford Motor Credit Co. LLC	5.125%	2/20/29	EUR	9,000	10,242
Ford Motor Credit Co. LLC	4.445%	2/14/30	EUR	5,700	6,265
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	765	560
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,579	6,003
General Electric Co.	1.500%	5/17/29	EUR	2,278	2,313
General Electric Co.	4.125%	9/19/35	EUR	4,715	5,324
General Electric Co.	2.125%	5/17/37	EUR	2,994	2,725
General Electric Co.	4.875%	9/18/37	GBP	453	526
General Mills Inc.	0.450%	1/15/26	EUR	3,710	3,911
General Mills Inc.	1.500%	4/27/27	EUR	996	1,049
General Mills Inc.	3.907%	4/13/29	EUR	9,598	10,722
General Mills Inc.	3.650%	10/23/30	EUR	4,400	4,880
General Mills Inc.	3.850%	4/23/34	EUR	3,063	3,412
General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	14,287	15,075
General Motors Financial Co. Inc.	5.150%	8/15/26	GBP	1,000	1,283
General Motors Financial Co. Inc.	0.600%	5/20/27	EUR	1,000	1,018
General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	4,019	3,965
General Motors Financial Co. Inc.	4.300%	2/15/29	EUR	7,700	8,657
General Motors Financial Co. Inc.	4.000%	7/10/30	EUR	7,000	7,756
General Motors Financial of Canada Ltd.	5.200%	2/9/28	CAD	2,000	1,479
General Motors Financial of Canada Ltd.	5.100%	7/14/28	CAD	6,000	4,434
General Motors Financial of Canada Ltd.	5.000%	2/9/29	CAD	5,600	4,122
Global Payments Inc.	4.875%	3/17/31	EUR	11,055	12,613
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	9,177	11,734
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	11,899	12,914
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,389	1,482
Goldman Sachs Group Inc.	2.599%	11/30/27	CAD	3,570	2,504
Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	7,515	8,736
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	1,365	1,363
54

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	3,638	3,829
	Goldman Sachs Group Inc.	1.250%	2/7/29	EUR	5,000	5,007
	Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	4,951	3,347
	Goldman Sachs Group Inc.	0.875%	5/9/29	EUR	9,300	9,088
	Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	3,211	3,825
	Goldman Sachs Group Inc.	3.625%	10/29/29	GBP	934	1,140
	Goldman Sachs Group Inc.	1.875%	12/16/30	GBP	375	400
	Goldman Sachs Group Inc.	0.750%	3/23/32	EUR	11,206	10,059
	Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	2,769	2,487
	Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	1,263	1,745
	Haleon Netherlands Capital BV	1.250%	3/29/26	EUR	7,500	7,967
	Haleon Netherlands Capital BV	2.125%	3/29/34	EUR	4,800	4,650
	Harley-Davidson Financial Services Inc.	5.125%	4/5/26	EUR	6,500	7,224
	HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	917	643
	Highland Holdings Sarl	0.318%	12/15/26	EUR	10,300	10,617
	Highland Holdings Sarl	0.934%	12/15/31	EUR	2,000	1,827
	Honeywell International Inc.	2.250%	2/22/28	EUR	13,772	14,700
	Honeywell International Inc.	3.375%	3/1/30	EUR	14,000	15,357
	Honeywell International Inc.	0.750%	3/10/32	EUR	1,000	911
	Honeywell International Inc.	3.750%	5/17/32	EUR	7,100	7,920
	Honeywell International Inc.	4.125%	11/2/34	EUR	2,507	2,860
	Illinois Tool Works Inc.	0.625%	12/5/27	EUR	5,617	5,722
	Illinois Tool Works Inc.	3.250%	5/17/28	EUR	5,200	5,715
	Illinois Tool Works Inc.	2.125%	5/22/30	EUR	5,920	6,144
	Illinois Tool Works Inc.	1.000%	6/5/31	EUR	3,102	2,946
	Illinois Tool Works Inc.	3.375%	5/17/32	EUR	5,000	5,496
	International Business Machines Corp.	2.875%	11/7/25	EUR	2,050	2,231
	International Business Machines Corp.	1.250%	1/29/27	EUR	6,265	6,581
	International Business Machines Corp.	0.300%	2/11/28	EUR	3,815	3,820
	International Business Machines Corp.	1.750%	3/7/28	EUR	1,900	1,999
	International Business Machines Corp.	1.500%	5/23/29	EUR	3,700	3,778
	International Business Machines Corp.	0.875%	2/9/30	EUR	5,000	4,862
	International Business Machines Corp.	1.750%	1/31/31	EUR	4,758	4,766
	International Business Machines Corp.	3.625%	2/6/31	EUR	5,000	5,559
	International Business Machines Corp.	1.250%	2/9/34	EUR	5,100	4,634
	International Business Machines Corp.	3.750%	2/6/35	EUR	2,000	2,231
	International Business Machines Corp.	1.200%	2/11/40	EUR	2,763	2,177
	International Business Machines Corp.	4.000%	2/6/43	EUR	2,584	2,869
	International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,502	4,759
	John Deere Capital Corp.	3.450%	7/16/32	EUR	5,000	5,504
	John Deere Cash Management Sarl	2.200%	4/2/32	EUR	8,087	8,265
	John Deere Cash Management Sarl	1.650%	6/13/39	EUR	2,543	2,227
	John Deere Financial Inc.	2.580%	10/16/26	CAD	969	683
	John Deere Financial Inc.	4.950%	6/14/27	CAD	2,000	1,482
	John Deere Financial Inc.	1.340%	9/8/27	CAD	4,030	2,724
	John Deere Financial Inc.	5.170%	9/15/28	CAD	3,611	2,722
	John Deere Financial Inc.	4.630%	4/4/29	CAD	3,000	2,224
	Johnson & Johnson	1.150%	11/20/28	EUR	558	576
	Johnson & Johnson	3.200%	6/1/32	EUR	5,000	5,545
	Johnson & Johnson	1.650%	5/20/35	EUR	150	143
	Johnson & Johnson	3.350%	6/1/36	EUR	3,000	3,319
	Johnson & Johnson	3.550%	6/1/44	EUR	2,600	2,893
	Johnson Controls International plc	4.250%	5/23/35	EUR	9,680	11,132
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	2,532	2,555
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	2,872	3,131
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	2,543	3,198
	JPMorgan Chase & Co.	1.090%	3/11/27	EUR	32,076	33,990
	JPMorgan Chase & Co.	0.389%	2/24/28	EUR	16,892	17,270
	JPMorgan Chase & Co.	1.896%	3/5/28	CAD	8,150	5,615
	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	12,084	12,686
	JPMorgan Chase & Co.	1.963%	3/23/30	EUR	21,500	22,158
	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	8,800	8,406
	JPMorgan Chase & Co.	4.457%	11/13/31	EUR	5,000	5,745
	JPMorgan Chase & Co.	1.895%	4/28/33	GBP	3,000	3,132
	JPMorgan Chase & Co.	3.761%	3/21/34	EUR	7,000	7,701
	Kellanova	0.500%	5/20/29	EUR	2,000	1,947
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	5,132	5,174
[3]	KKR Group Finance Co. XI LLC	1.559%	5/30/29	JPY	400,000	2,671
	Kraft Heinz Foods Co.	2.250%	5/25/28	EUR	12,500	13,261
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	7,182	7,765
55

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Linde Finance BV	0.550%	5/19/32	EUR	8,200	7,367
Linde Inc.	1.625%	12/1/25	EUR	10,476	11,240
Linde plc	3.375%	6/12/29	EUR	7,500	8,299
Linde plc	3.200%	2/14/31	EUR	11,000	12,013
Linde plc	1.625%	3/31/35	EUR	5,000	4,574
Linde plc	3.400%	2/14/36	EUR	5,000	5,397
Linde plc	1.000%	9/30/51	EUR	6,700	4,243
LYB International Finance II BV	0.875%	9/17/26	EUR	4,539	4,734
ManpowerGroup Inc.	1.750%	6/22/26	EUR	250	267
MassMutual Global Funding II	3.750%	1/19/30	EUR	2,500	2,788
Mastercard Inc.	2.100%	12/1/27	EUR	4,165	4,472
Mastercard Inc.	1.000%	2/22/29	EUR	6,800	6,866
McDonald's Corp.	0.900%	6/15/26	EUR	100	105
McDonald's Corp.	1.875%	5/26/27	EUR	100	107
McDonald's Corp.	1.750%	5/3/28	EUR	1,900	1,984
McDonald's Corp.	0.250%	10/4/28	EUR	5,300	5,171
McDonald's Corp.	2.375%	5/31/29	EUR	3,000	3,158
McDonald's Corp.	2.625%	6/11/29	EUR	100	106
McDonald's Corp.	1.500%	11/28/29	EUR	7,200	7,233
McDonald's Corp.	4.857%	5/21/31	CAD	3,500	2,600
McDonald's Corp.	2.950%	3/15/34	GBP	2,800	3,029
McDonald's Corp.	3.000%	5/31/34	EUR	4,900	5,096
McDonald's Corp.	4.250%	3/7/35	EUR	7,000	7,990
McDonald's Corp.	4.125%	11/28/35	EUR	4,000	4,518
McDonald's Corp.	4.125%	6/11/54	GBP	800	801
McKesson Corp.	1.500%	11/17/25	EUR	6,414	6,884
McKesson Corp.	1.625%	10/30/26	EUR	5,197	5,514
McKesson Corp.	3.125%	2/17/29	GBP	398	477
Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	3,196	3,154
Medtronic Global Holdings SCA	3.000%	10/15/28	EUR	1,725	1,877
Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	1,500	1,491
Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	6,186	5,866
Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	2,087	1,882
Medtronic Global Holdings SCA	3.375%	10/15/34	EUR	1,547	1,682
Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	1,297	1,066
Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	7,934	6,233
Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	7,796	5,732
Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	7,158	5,068
Medtronic Inc.	3.650%	10/15/29	EUR	6,968	7,776
Medtronic Inc.	3.875%	10/15/36	EUR	1,750	1,964
Medtronic Inc.	4.150%	10/15/53	EUR	2,966	3,345
Merck & Co. Inc.	1.875%	10/15/26	EUR	1,710	1,829
Merck & Co. Inc.	2.500%	10/15/34	EUR	2,686	2,753
Merck & Co. Inc.	1.375%	11/2/36	EUR	1,216	1,071
MetLife Inc.	0.769%	5/23/29	JPY	670,000	4,348
Metropolitan Life Global Funding I	5.180%	6/15/26	CAD	5,500	4,043
Metropolitan Life Global Funding I	3.500%	9/30/26	GBP	1,800	2,256
Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,281	822
Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	6,471	7,317
Metropolitan Life Global Funding I	4.000%	4/5/28	EUR	3,000	3,369
Metropolitan Life Global Funding I	2.450%	1/12/29	CAD	1,650	1,126
Metropolitan Life Global Funding I	1.625%	9/21/29	GBP	3,000	3,328
Metropolitan Life Global Funding I	5.000%	1/10/30	GBP	5,000	6,454
Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	2,128	1,489
Metropolitan Life Global Funding I	3.750%	12/5/30	EUR	10,400	11,618
Metropolitan Life Global Funding I	3.750%	12/7/31	EUR	3,600	4,022
Microsoft Corp.	3.125%	12/6/28	EUR	11,236	12,414
Microsoft Corp.	2.625%	5/2/33	EUR	2,094	2,251
Molson Coors Beverage Co.	3.800%	6/15/32	EUR	3,000	3,305
Molson Coors International LP	3.440%	7/15/26	CAD	1,853	1,324
Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	3,563	3,403
Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	3,590	2,707
Mondelez International Inc.	1.625%	3/8/27	EUR	6,011	6,358
Mondelez International Inc.	0.250%	3/17/28	EUR	18,430	18,280
Mondelez International Inc.	4.625%	7/3/31	CAD	3,000	2,202
Mondelez International Inc.	2.375%	3/6/35	EUR	2,137	2,085
Moody's Corp.	0.950%	2/25/30	EUR	4,892	4,762
Morgan Stanley	1.375%	10/27/26	EUR	3,700	3,913
Morgan Stanley	2.625%	3/9/27	GBP	4,495	5,486
Morgan Stanley	1.779%	8/4/27	CAD	3,309	2,296
56

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Morgan Stanley	0.406%	10/29/27	EUR	7,430	7,671
Morgan Stanley	0.495%	10/26/29	EUR	17,019	16,588
Morgan Stanley	0.497%	2/7/31	EUR	11,470	10,720
Morgan Stanley	5.789%	11/18/33	GBP	8,800	11,658
Morgan Stanley	5.148%	1/25/34	EUR	18,000	21,632
Morgan Stanley	3.955%	3/21/35	EUR	13,860	15,312
Morgan Stanley	5.213%	10/24/35	GBP	4,421	5,537
MSD Netherlands Capital BV	3.250%	5/30/32	EUR	6,500	7,125
MSD Netherlands Capital BV	3.500%	5/30/37	EUR	3,700	4,037
MSD Netherlands Capital BV	3.700%	5/30/44	EUR	3,000	3,289
MSD Netherlands Capital BV	3.750%	5/30/54	EUR	2,300	2,503
Nasdaq Inc.	1.750%	3/28/29	EUR	4,812	4,942
Nasdaq Inc.	0.875%	2/13/30	EUR	5,864	5,678
Nasdaq Inc.	4.500%	2/15/32	EUR	4,509	5,207
Nasdaq Inc.	0.900%	7/30/33	EUR	2,800	2,436
National Grid North America Inc.	0.410%	1/20/26	EUR	5,000	5,276
National Grid North America Inc.	1.054%	1/20/31	EUR	7,500	7,054
Nestle Finance International Ltd.	0.000%	6/14/26	EUR	3,500	3,648
Nestle Finance International Ltd.	1.250%	11/2/29	EUR	5,536	5,606
Nestle Finance International Ltd.	1.500%	4/1/30	EUR	5,124	5,205
Nestle Finance International Ltd.	1.250%	3/29/31	EUR	2,000	1,976
Nestle Finance International Ltd.	0.375%	5/12/32	EUR	4,000	3,617
Nestle Finance International Ltd.	0.000%	3/3/33	EUR	4,455	3,836
Nestle Finance International Ltd.	1.500%	3/29/35	EUR	3,500	3,253
Nestle Finance International Ltd.	3.750%	11/14/35	EUR	6,300	7,166
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	4,125	3,759
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	3,587	2,498
Nestle Finance International Ltd.	0.875%	6/14/41	EUR	9,260	6,981
Nestle Holdings Inc.	2.125%	4/4/27	GBP	1,250	1,518
Nestle Holdings Inc.	2.192%	1/26/29	CAD	7,380	5,012
Nestle Holdings Inc.	2.500%	4/4/32	GBP	3,000	3,305
Nestle Holdings Inc.	1.375%	6/23/33	GBP	3,000	2,942
Nestle SA	1.875%	6/28/29	CHF	5,000	6,061
Nestle SA	2.000%	6/28/33	CHF	2,000	2,485
Nestle SA	2.500%	7/14/34	CHF	4,900	6,423
Nestle SA	2.125%	6/28/38	CHF	2,000	2,556
Netflix Inc.	4.625%	5/15/29	EUR	2,500	2,892
Netflix Inc.	3.875%	11/15/29	EUR	10,000	11,235
Netflix Inc.	3.625%	6/15/30	EUR	5,500	6,116
New York Life Global Funding	5.250%	6/30/26	CAD	2,300	1,696
New York Life Global Funding	1.250%	12/17/26	GBP	3,724	4,459
New York Life Global Funding	0.250%	1/23/27	EUR	9,787	10,060
New York Life Global Funding	1.500%	7/15/27	GBP	2,300	2,719
New York Life Global Funding	2.000%	4/17/28	CAD	2,993	2,034
New York Life Global Funding	3.625%	1/9/30	EUR	6,000	6,680
New York Life Global Funding	3.450%	1/30/31	EUR	3,500	3,858
NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	2,290	1,424
NextEra Energy Capital Holdings Inc.	4.850%	4/30/31	CAD	3,500	2,595
Omnicom Capital Holdings plc	2.250%	11/22/33	GBP	2,429	2,441
PepsiCo Inc.	0.750%	3/18/27	EUR	996	1,036
PepsiCo Inc.	0.500%	5/6/28	EUR	5,974	6,007
PepsiCo Inc.	0.875%	7/18/28	EUR	1,875	1,908
PepsiCo Inc.	1.125%	3/18/31	EUR	943	915
PepsiCo Inc.	0.400%	10/9/32	EUR	6,028	5,336
PepsiCo Inc.	0.750%	10/14/33	EUR	3,343	2,964
PepsiCo Inc.	0.875%	10/16/39	EUR	5,032	3,899
PepsiCo Inc.	1.050%	10/9/50	EUR	1,107	745
Pershing Square Holdings Ltd.	1.375%	10/1/27	EUR	1,500	1,511
Pfizer Inc.	1.000%	3/6/27	EUR	1,765	1,844
Pfizer Inc.	2.735%	6/15/43	GBP	4,634	4,061
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,609	1,744
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,272	1,371
Philip Morris International Inc.	3.750%	1/15/31	EUR	5,000	5,503
Philip Morris International Inc.	0.800%	8/1/31	EUR	4,539	4,149
Philip Morris International Inc.	3.125%	6/3/33	EUR	548	583
Philip Morris International Inc.	2.000%	5/9/36	EUR	2,090	1,868
Philip Morris International Inc.	1.875%	11/6/37	EUR	1,463	1,232
Philip Morris International Inc.	1.450%	8/1/39	EUR	7,902	5,954
PPG Industries Inc.	0.875%	11/3/25	EUR	1,326	1,413
PPG Industries Inc.	1.400%	3/13/27	EUR	200	211
57

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
PPG Industries Inc.	2.750%	6/1/29	EUR	2,906	3,105
Procter & Gamble Co.	3.250%	8/2/26	EUR	6,625	7,267
Procter & Gamble Co.	4.875%	5/11/27	EUR	5,000	5,716
Procter & Gamble Co.	1.200%	10/30/28	EUR	2,379	2,438
Procter & Gamble Co.	1.800%	5/3/29	GBP	6,427	7,445
Procter & Gamble Co.	1.250%	10/25/29	EUR	3,541	3,585
Procter & Gamble Co.	0.350%	5/5/30	EUR	8,000	7,600
Procter & Gamble Co.	3.250%	8/2/31	EUR	3,000	3,316
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,216	1,130
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	5,728	5,749
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	1,729	1,724
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	5,481	5,648
Prologis Euro Finance LLC	1.000%	2/8/29	EUR	4,967	4,931
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	3,019	2,735
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	3,697	3,238
Prologis Euro Finance LLC	4.625%	5/23/33	EUR	7,650	8,853
Prologis Euro Finance LLC	1.500%	2/8/34	EUR	1,300	1,178
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	4,010	3,351
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	2,130	1,501
Prologis Euro Finance LLC	4.250%	1/31/43	EUR	2,000	2,230
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,619	1,078
Prologis LP	3.000%	6/2/26	EUR	778	846
Prologis LP	2.250%	6/30/29	GBP	4,469	5,145
Prologis LP	5.250%	1/15/31	CAD	4,000	3,018
Prologis LP	5.625%	5/4/40	GBP	4,620	5,893
Public Storage Operating Co.	0.500%	9/9/30	EUR	3,241	2,988
Public Storage Operating Co.	0.875%	1/24/32	EUR	3,376	3,071
Realty Income Corp.	1.875%	1/14/27	GBP	624	746
Realty Income Corp.	1.125%	7/13/27	GBP	5,938	6,875
Realty Income Corp.	4.875%	7/6/30	EUR	1,769	2,044
Realty Income Corp.	5.750%	12/5/31	GBP	3,077	4,008
Realty Income Corp.	1.750%	7/13/33	GBP	4,043	3,885
Realty Income Corp.	5.125%	7/6/34	EUR	12,677	15,200
Realty Income Corp.	6.000%	12/5/39	GBP	4,614	6,072
Realty Income Corp.	2.500%	1/14/42	GBP	946	794
Revvity Inc.	1.875%	7/19/26	EUR	2,323	2,480
Roche Finance Europe BV	3.564%	5/3/44	EUR	3,000	3,282
Roche Kapitalmarkt AG	2.000%	9/23/32	CHF	5,000	6,234
Roche Kapitalmarkt AG	1.000%	2/25/37	CHF	4,000	4,603
RTX Corp.	2.150%	5/18/30	EUR	6,316	6,425
Sanofi SA	1.750%	9/10/26	EUR	13,400	14,319
Sanofi SA	0.500%	1/13/27	EUR	400	415
Sanofi SA	1.125%	4/5/28	EUR	5,200	5,391
Sanofi SA	0.875%	3/21/29	EUR	5,000	5,014
Sanofi SA	1.500%	4/1/30	EUR	7,600	7,737
Sanofi SA	1.875%	3/21/38	EUR	3,500	3,267
Schlumberger Finance BV	0.250%	10/15/27	EUR	5,087	5,122
Schlumberger Finance BV	0.500%	10/15/31	EUR	5,087	4,565
Schlumberger Finance BV	2.000%	5/6/32	EUR	3,019	2,978
Schneider Electric SE	1.375%	6/21/27	EUR	2,200	2,309
Schneider Electric SE	1.500%	1/15/28	EUR	5,600	5,845
Schneider Electric SE	0.250%	3/11/29	EUR	12,600	12,270
Schneider Electric SE	3.375%	4/13/34	EUR	5,000	5,521
Schneider Electric SE	3.250%	10/10/35	EUR	5,000	5,412
Schneider Electric SE	3.375%	9/3/36	EUR	5,000	5,437
Signify NV	2.375%	5/11/27	EUR	3,450	3,677
Simon International Finance SCA	1.125%	3/19/33	EUR	2,821	2,531
Southern Co.	1.875%	9/15/81	EUR	4,624	4,664
Southern Power Co.	1.850%	6/20/26	EUR	5,471	5,852
Stellantis NV	3.875%	1/5/26	EUR	3,728	4,074
Stellantis NV	2.750%	5/15/26	EUR	4,600	4,970
Stellantis NV	4.500%	7/7/28	EUR	9,077	10,202
Stellantis NV	0.750%	1/18/29	EUR	2,000	1,938
Stellantis NV	4.375%	3/14/30	EUR	5,000	5,574
Stellantis NV	4.250%	6/16/31	EUR	10,100	11,163
Stellantis NV	2.750%	4/1/32	EUR	3,500	3,502
Stellantis NV	1.250%	6/20/33	EUR	7,448	6,423
Stryker Corp.	2.125%	11/30/27	EUR	3,943	4,194
Stryker Corp.	3.375%	12/11/28	EUR	4,477	4,939
Stryker Corp.	0.750%	3/1/29	EUR	4,600	4,548
58

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Stryker Corp.	2.625%	11/30/30	EUR	2,052	2,167
Stryker Corp.	1.000%	12/3/31	EUR	5,635	5,267
Stryker Corp.	3.375%	9/11/32	EUR	3,500	3,806
Stryker Corp.	3.625%	9/11/36	EUR	3,500	3,801
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,300	2,284
Tapestry Inc.	5.875%	11/27/31	EUR	1,200	1,327
Thermo Fisher Scientific Finance I BV	0.000%	11/18/25	EUR	8,714	9,215
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	2,122	2,028
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	7,693	6,999
Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	EUR	4,753	3,839
Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	EUR	5,000	3,817
Thermo Fisher Scientific Inc.	3.200%	1/21/26	EUR	3,700	4,042
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	12,827	13,726
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	1,500	1,583
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	1,545	1,642
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	6,201	6,245
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	448	461
Thermo Fisher Scientific Inc.	1.950%	7/24/29	EUR	5,000	5,215
Thermo Fisher Scientific Inc.	0.875%	10/1/31	EUR	5,000	4,685
Thermo Fisher Scientific Inc.	2.375%	4/15/32	EUR	4,000	4,120
Thermo Fisher Scientific Inc.	3.650%	11/21/34	EUR	2,800	3,117
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	3,333	3,424
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	2,094	1,729
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	4,581	3,461
Time Warner Cable LLC	5.250%	7/15/42	GBP	3,037	3,186
T-Mobile USA Inc.	3.550%	5/8/29	EUR	10,100	11,177
T-Mobile USA Inc.	3.700%	5/8/32	EUR	4,000	4,433
T-Mobile USA Inc.	3.850%	5/8/36	EUR	6,000	6,640
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	3,724	4,414
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	7,448	7,444
Toyota Motor Credit Corp.	4.050%	9/13/29	EUR	1,200	1,353
Toyota Motor Credit Corp.	3.850%	7/24/30	EUR	2,000	2,234
Toyota Motor Credit Corp.	3.625%	7/15/31	EUR	7,500	8,231
Trillium Windpower LP	5.803%	2/15/33	CAD	636	466
Tyco Electronics Group SA	0.000%	2/16/29	EUR	4,644	4,436
United Parcel Service Inc.	1.625%	11/15/25	EUR	6,030	6,481
United Parcel Service Inc.	1.000%	11/15/28	EUR	5,000	5,041
Upjohn Finance BV	1.362%	6/23/27	EUR	4,090	4,249
Upjohn Finance BV	1.908%	6/23/32	EUR	4,590	4,356
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	3,147	3,401
Ventas Canada Finance Ltd.	2.450%	1/4/27	CAD	1,200	837
Ventas Canada Finance Ltd.	5.398%	4/21/28	CAD	1,900	1,422
Ventas Canada Finance Ltd.	5.100%	3/5/29	CAD	2,669	1,985
Verizon Communications Inc.	4.500%	8/17/27	AUD	6,420	4,170
Verizon Communications Inc.	2.375%	3/22/28	CAD	7,693	5,279
Verizon Communications Inc.	2.350%	3/23/28	AUD	2,800	1,688
Verizon Communications Inc.	1.125%	11/3/28	GBP	4,685	5,241
Verizon Communications Inc.	0.375%	3/22/29	EUR	7,917	7,674
Verizon Communications Inc.	1.875%	10/26/29	EUR	1,718	1,766
Verizon Communications Inc.	1.250%	4/8/30	EUR	5,787	5,693
Verizon Communications Inc.	2.500%	5/16/30	CAD	3,541	2,347
Verizon Communications Inc.	1.875%	9/19/30	GBP	778	841
Verizon Communications Inc.	2.500%	4/8/31	GBP	1,345	1,482
Verizon Communications Inc.	2.625%	12/1/31	EUR	3,509	3,656
Verizon Communications Inc.	0.875%	3/19/32	EUR	3,724	3,400
Verizon Communications Inc.	0.750%	3/22/32	EUR	3,902	3,528
Verizon Communications Inc.	3.500%	6/28/32	EUR	3,700	4,049
Verizon Communications Inc.	1.300%	5/18/33	EUR	1,796	1,643
Verizon Communications Inc.	4.750%	10/31/34	EUR	12,167	14,485
Verizon Communications Inc.	1.125%	9/19/35	EUR	5,904	4,998
Verizon Communications Inc.	3.125%	11/2/35	GBP	2,671	2,782
Verizon Communications Inc.	3.750%	2/28/36	EUR	8,900	9,763
Verizon Communications Inc.	3.375%	10/27/36	GBP	6,524	6,826
Verizon Communications Inc.	2.875%	1/15/38	EUR	5,515	5,468
Verizon Communications Inc.	1.875%	11/3/38	GBP	3,194	2,639
Verizon Communications Inc.	1.500%	9/19/39	EUR	1,155	941
Verizon Communications Inc.	3.500%	11/4/39	AUD	600	277
Verizon Communications Inc.	1.850%	5/18/40	EUR	1,504	1,270
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,300	1,289
Verizon Communications Inc.	4.050%	3/22/51	CAD	791	476
59

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Visa Inc.	1.500%	6/15/26	EUR	9,300	9,922
Visa Inc.	2.000%	6/15/29	EUR	7,700	8,064
Visa Inc.	2.375%	6/15/34	EUR	2,500	2,541
Wabtec Transportation Netherlands BV	1.250%	12/3/27	EUR	2,093	2,149
Walmart Inc.	2.550%	4/8/26	EUR	943	1,023
Walmart Inc.	4.875%	9/21/29	EUR	5,498	6,541
Walmart Inc.	5.625%	3/27/34	GBP	8,090	10,951
Walt Disney Co.	3.057%	3/30/27	CAD	7,225	5,117
Warnermedia Holdings Inc.	4.302%	1/17/30	EUR	4,820	5,279
Warnermedia Holdings Inc.	4.693%	5/17/33	EUR	2,500	2,719
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	1,903	1,341
Wells Fargo & Co.	2.000%	4/27/26	EUR	12,305	13,212
Wells Fargo & Co.	2.975%	5/19/26	CAD	5,152	3,652
Wells Fargo & Co.	1.375%	10/26/26	EUR	6,798	7,171
Wells Fargo & Co.	1.000%	2/2/27	EUR	12,065	12,528
Wells Fargo & Co.	2.493%	2/18/27	CAD	4,099	2,861
Wells Fargo & Co.	1.500%	5/24/27	EUR	10,275	10,760
Wells Fargo & Co.	3.473%	4/26/28	GBP	3,700	4,576
Wells Fargo & Co.	5.083%	4/26/28	CAD	5,065	3,739
Wells Fargo & Co.	3.500%	9/12/29	GBP	2,175	2,615
Wells Fargo & Co.	1.741%	5/4/30	EUR	5,087	5,161
Wells Fargo & Co.	2.125%	9/24/31	GBP	10,000	10,646
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,263	1,533
Welltower OP LLC	4.800%	11/20/28	GBP	6,225	7,890
Welltower OP LLC	4.500%	12/1/34	GBP	1,934	2,268
Westlake Corp.	1.625%	7/17/29	EUR	1,900	1,899
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	5,471	5,753
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,875	1,916
WP Carey Inc.	4.250%	7/23/32	EUR	2,240	2,486
WPC Eurobond BV	2.250%	4/9/26	EUR	2,050	2,202
WPC Eurobond BV	2.125%	4/15/27	EUR	4,195	4,449
WPC Eurobond BV	1.350%	4/15/28	EUR	2,539	2,580
WPC Eurobond BV	0.950%	6/1/30	EUR	1,876	1,771
					3,077,370
Total Corporate Bonds (Cost $21,984,550)					20,973,337
Sovereign Bonds (76.5%)
Australia (2.8%)
Australian Capital Territory	2.500%	5/21/26	AUD	1,010	646
Australian Capital Territory	3.000%	4/18/28	AUD	290	182
Australian Capital Territory	2.250%	5/22/29	AUD	5,100	3,045
Australian Capital Territory	1.750%	5/17/30	AUD	1,110	625
Australian Capital Territory	1.750%	10/23/31	AUD	440	237
Australian Capital Territory	2.500%	10/22/32	AUD	13,010	7,179
Australian Capital Territory	4.500%	10/23/34	AUD	10,000	6,172
Australian Capital Territory	5.250%	10/23/36	AUD	13,000	8,384
Commonwealth of Australia	0.250%	11/21/25	AUD	140,185	88,570
Commonwealth of Australia	4.250%	4/21/26	AUD	165,752	109,315
Commonwealth of Australia	0.500%	9/21/26	AUD	161,297	99,369
Commonwealth of Australia	4.750%	4/21/27	AUD	80,892	54,098
Commonwealth of Australia	2.750%	11/21/27	AUD	106,570	67,552
Commonwealth of Australia	2.250%	5/21/28	AUD	117,029	72,475
Commonwealth of Australia	2.750%	11/21/28	AUD	163,083	102,091
Commonwealth of Australia	3.250%	4/21/29	AUD	137,331	87,266
Commonwealth of Australia	2.750%	11/21/29	AUD	113,635	70,074
Commonwealth of Australia	2.500%	5/21/30	AUD	137,075	82,805
Commonwealth of Australia	1.000%	12/21/30	AUD	134,721	73,318
Commonwealth of Australia	1.500%	6/21/31	AUD	137,648	76,168
Commonwealth of Australia	1.000%	11/21/31	AUD	143,115	75,308
Commonwealth of Australia	1.250%	5/21/32	AUD	138,342	72,932
Commonwealth of Australia	1.750%	11/21/32	AUD	115,401	62,359
Commonwealth of Australia	4.500%	4/21/33	AUD	190,520	126,067
Commonwealth of Australia	3.000%	11/21/33	AUD	9,580	5,624
Commonwealth of Australia	3.750%	5/21/34	AUD	83,000	51,565
Commonwealth of Australia	4.250%	6/21/34	AUD	50,000	32,319
Commonwealth of Australia	3.500%	12/21/34	AUD	80,000	48,381
Commonwealth of Australia	2.750%	6/21/35	AUD	93,547	52,390
Commonwealth of Australia	4.250%	12/21/35	AUD	29,000	18,593
Commonwealth of Australia	3.750%	4/21/37	AUD	60,769	36,810
60

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Commonwealth of Australia	3.250%	6/21/39	AUD	37,313	20,836
	Commonwealth of Australia	2.750%	5/21/41	AUD	50,029	25,294
	Commonwealth of Australia	3.000%	3/21/47	AUD	51,184	24,901
	Commonwealth of Australia	1.750%	6/21/51	AUD	69,849	24,211
	Commonwealth of Australia	4.750%	6/21/54	AUD	42,000	26,753
	Housing Australia	2.380%	3/28/29	AUD	1,485	898
	Housing Australia	2.335%	6/30/36	AUD	3,735	1,862
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	4,899	3,210
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	76,841	49,017
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	74,075	46,742
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	20,206	12,643
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	11,737	7,275
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	58,558	35,697
	New South Wales Treasury Corp.	1.250%	11/20/30	AUD	7,484	4,057
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	21,309	11,925
	New South Wales Treasury Corp.	1.500%	2/20/32	AUD	86,169	45,056
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	84,288	44,029
	New South Wales Treasury Corp.	1.750%	3/20/34	AUD	40,000	19,690
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	422	245
	New South Wales Treasury Corp.	4.750%	2/20/35	AUD	47,000	29,732
	New South Wales Treasury Corp.	4.250%	2/20/36	AUD	27,000	16,130
	New South Wales Treasury Corp.	4.750%	2/20/37	AUD	17,000	10,515
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	13,742	7,414
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	11,397	4,862
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	261	95
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	15,200	9,640
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	800	511
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	2,300	1,422
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	4,100	2,260
	Northern Territory Treasury Corp.	3.750%	4/21/33	AUD	10,600	6,234
	Northern Territory Treasury Corp.	5.500%	3/21/36	AUD	12,000	7,756
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	31,895	20,636
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	40,997	25,889
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	41,599	26,359
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	23,651	14,727
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	40,817	25,313
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	58,822	31,918
[3]	Queensland Treasury Corp.	1.500%	3/2/32	AUD	9,300	4,843
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	40,669	20,821
[3]	Queensland Treasury Corp.	4.500%	3/9/33	AUD	5,500	3,496
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	4,235	3,073
	Queensland Treasury Corp.	2.000%	8/22/33	AUD	36,000	18,508
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	35,225	17,081
[3]	Queensland Treasury Corp.	4.500%	8/22/35	AUD	17,000	10,441
[3]	Queensland Treasury Corp.	5.250%	7/21/36	AUD	23,000	14,947
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	7,654	3,307
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	7,552	3,135
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	4,011	2,158
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	4,210	2,713
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	637	405
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	9,345	5,885
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	15,411	9,239
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	14,335	7,558
	South Australian Government Financing Authority	1.750%	5/24/34	AUD	15,000	7,320
	South Australian Government Financing Authority	2.000%	5/23/36	AUD	20,238	9,428
	South Australian Government Financing Authority	4.750%	5/24/38	AUD	5,000	3,056
	South Australian Government Financing Authority	2.250%	5/24/40	AUD	5,000	2,155
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	4,900	3,178
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	765	487
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	7,607	4,396
	Tasmanian Public Finance Corp.	2.250%	1/22/32	AUD	3,742	2,065
	Tasmanian Public Finance Corp.	2.500%	1/21/33	AUD	8,481	4,622
	Tasmanian Public Finance Corp.	4.000%	1/20/34	AUD	5,500	3,294
	Treasury Corp. of Victoria	0.500%	11/20/25	AUD	11,226	7,104
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	26,537	17,872
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	37,679	22,630
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	34,456	21,510
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	36,511	21,823
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	58,760	32,135
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	73,101	38,713
61

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	62,168	38,773
	Treasury Corp. of Victoria	2.250%	9/15/33	AUD	51,784	27,030
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	37,218	18,673
	Treasury Corp. of Victoria	2.000%	9/17/35	AUD	17,484	8,284
	Treasury Corp. of Victoria	4.750%	9/15/36	AUD	48,000	29,561
	Treasury Corp. of Victoria	2.000%	11/20/37	AUD	57,484	25,214
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	15,283	6,234
	Treasury Corp. of Victoria	2.250%	11/20/42	AUD	5,000	1,994
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	22,674	14,579
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	15,103	9,600
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	16,293	10,336
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	7,409	4,526
	Western Australian Treasury Corp.	1.500%	10/22/30	AUD	18,600	10,266
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	15,769	8,538
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	7,821	3,902
	Western Australian Treasury Corp.	2.250%	7/23/41	AUD	2,994	1,295
						2,785,876
Austria (1.1%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	4,539	4,398
	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/30	EUR	12,450	12,718
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/31	EUR	5,550	5,141
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	2,308	2,515
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	10/2/34	EUR	12,000	13,002
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/35	EUR	2,250	1,844
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	2,543	2,643
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	8,290	10,724
[3]	Republic of Austria	0.750%	10/20/26	EUR	39,558	41,688
[3]	Republic of Austria	0.500%	4/20/27	EUR	136,009	141,198
[3]	Republic of Austria	0.750%	2/20/28	EUR	12,810	13,184
[3]	Republic of Austria	0.000%	10/20/28	EUR	49,483	48,804
[3]	Republic of Austria	0.500%	2/20/29	EUR	894	893
[3]	Republic of Austria	2.900%	5/23/29	EUR	14,895	16,442
[3]	Republic of Austria	2.500%	10/20/29	EUR	39,976	43,328
[3]	Republic of Austria	0.000%	2/20/30	EUR	40,771	38,710
[3]	Republic of Austria	3.450%	10/20/30	EUR	55,000	62,349
[3]	Republic of Austria	0.000%	2/20/31	EUR	30,003	27,585
[3]	Republic of Austria	0.900%	2/20/32	EUR	39,161	37,430
[3]	Republic of Austria	2.900%	2/20/33	EUR	79,546	87,057
[3]	Republic of Austria	2.900%	2/20/34	EUR	110,000	120,006
[3]	Republic of Austria	5.375%	12/1/34	CAD	827	653
[3]	Republic of Austria	0.250%	10/20/36	EUR	44,718	35,440
[3]	Republic of Austria	4.150%	3/15/37	EUR	42,782	52,014
	Republic of Austria	3.200%	7/15/39	EUR	26,658	29,426
[3]	Republic of Austria	0.000%	10/20/40	EUR	34,412	23,156
[3]	Republic of Austria	3.150%	6/20/44	EUR	25,743	28,169
[3]	Republic of Austria	1.500%	2/20/47	EUR	40,129	32,606
[3]	Republic of Austria	1.850%	5/23/49	EUR	15,348	13,181
[3]	Republic of Austria	0.750%	3/20/51	EUR	38,058	24,240
[3]	Republic of Austria	3.150%	10/20/53	EUR	34,000	37,055
[3]	Republic of Austria	3.800%	1/26/62	EUR	5,687	7,105
[3]	Republic of Austria	0.700%	4/20/71	EUR	42,525	21,043
[3]	Republic of Austria	2.100%	9/20/17	EUR	26,008	21,534
[3]	Republic of Austria	0.850%	6/30/20	EUR	8,241	3,943
						1,061,224
Belgium (1.6%)
	Communaute Francaise de Belgique	0.625%	6/11/35	EUR	14,000	11,430
[3]	Kingdom of Belgium	4.500%	3/28/26	EUR	41,524	46,439
[3]	Kingdom of Belgium	1.000%	6/22/26	EUR	95,319	101,415
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	61,920	64,649
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	34,416	34,861
	Kingdom of Belgium	5.500%	3/28/28	EUR	38,054	45,398
[3]	Kingdom of Belgium	0.800%	6/22/28	EUR	54,256	55,620
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	73,411	74,104
[3]	Kingdom of Belgium	2.700%	10/22/29	EUR	92,376	100,979
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	39,861	37,674
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	24,823	24,204
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	91,874	82,687
	Kingdom of Belgium	4.000%	3/28/32	EUR	32,057	37,640
[3]	Kingdom of Belgium	0.350%	6/22/32	EUR	121,002	109,450
62

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Belgium	1.250%	4/22/33	EUR	37,266	35,843
[3]	Kingdom of Belgium	3.000%	6/22/33	EUR	21,282	23,353
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	59,546	65,206
[3]	Kingdom of Belgium	2.850%	10/22/34	EUR	55,000	59,109
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	27,269	34,869
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	27,063	25,323
[3]	Kingdom of Belgium	2.750%	4/22/39	EUR	21,048	21,722
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	31,043	22,014
[3]	Kingdom of Belgium	4.250%	3/28/41	EUR	19,716	24,058
[3]	Kingdom of Belgium	3.450%	6/22/43	EUR	63,243	69,774
	Kingdom of Belgium	3.750%	6/22/45	EUR	42,923	49,283
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	40,386	31,616
[3]	Kingdom of Belgium	1.700%	6/22/50	EUR	49,220	37,858
[3,5]	Kingdom of Belgium	1.400%	6/22/53	EUR	20,272	13,867
[3,5]	Kingdom of Belgium	3.300%	6/22/54	EUR	64,285	66,986
[3]	Kingdom of Belgium	3.500%	6/22/55	EUR	6,967	7,511
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	15,831	13,092
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	44,276	35,301
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	18,467	8,336
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	2,500	2,598
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/27	EUR	4,700	4,769
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/31	EUR	13,400	12,105
	Ministeries Van de Vlaamse Gemeenschap	3.250%	4/5/33	EUR	7,300	8,014
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	5,200	4,377
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,500	1,296
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,800	1,551
	Ministeries Van de Vlaamse Gemeenschap	4.000%	9/26/42	EUR	17,200	19,906
	Ministeries Van de Vlaamse Gemeenschap	3.250%	1/12/43	EUR	12,000	12,540
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	1,600	1,243
	Ministeries Van de Vlaamse Gemeenschap	3.500%	6/22/45	EUR	4,000	4,328
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	8,400	5,124
	Region Wallonne Belgium	0.250%	5/3/26	EUR	26,200	27,435
	Region Wallonne Belgium	0.500%	4/8/30	EUR	6,100	5,805
	Region Wallonne Belgium	0.375%	10/22/31	EUR	2,400	2,166
	Region Wallonne Belgium	1.375%	4/6/32	EUR	5,000	4,792
	Region Wallonne Belgium	1.250%	5/3/34	EUR	12,400	11,240
	Region Wallonne Belgium	2.875%	1/14/38	EUR	5,000	5,062
	Region Wallonne Belgium	3.500%	3/15/43	EUR	8,100	8,557
	Region Wallonne Belgium	0.650%	1/16/51	EUR	1,900	998
	Region Wallonne Belgium	1.250%	6/22/71	EUR	2,200	1,194
						1,616,771
Bulgaria (0.1%)
	Republic of Bulgaria	2.625%	3/26/27	EUR	1,545	1,672
	Republic of Bulgaria	3.000%	3/21/28	EUR	12,816	13,988
	Republic of Bulgaria	4.125%	9/23/29	EUR	3,800	4,342
	Republic of Bulgaria	4.375%	5/13/31	EUR	24,372	28,371
	Republic of Bulgaria	4.500%	1/27/33	EUR	2,000	2,352
	Republic of Bulgaria	4.625%	9/23/34	EUR	4,321	5,122
	Republic of Bulgaria	4.875%	5/13/36	EUR	20,291	24,278
	Republic of Bulgaria	4.250%	9/5/44	EUR	7,266	7,960
						88,085
Canada (4.9%)
	British Columbia Investment Management Corp.	4.900%	6/2/33	CAD	8,000	6,198
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	195	139
	British Columbia Municipal Finance Authority	1.350%	6/30/26	CAD	747	522
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	3,888	2,769
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	609	421
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	1,871	1,245
	Canada	4.500%	11/1/25	CAD	28,720	20,883
	Canada	4.500%	2/1/26	CAD	103,330	75,414
	Canada	0.250%	3/1/26	CAD	41,379	28,616
	Canada	4.000%	5/1/26	CAD	207,280	150,730
	Canada	1.500%	6/1/26	CAD	18,680	13,103
	Canada	4.000%	8/1/26	CAD	85,420	62,269
	Canada	1.000%	9/1/26	CAD	77,286	53,514
	Canada	1.250%	3/1/27	CAD	45,881	31,654
	Canada	8.000%	6/1/27	CAD	2,603	2,103
	Canada	2.750%	9/1/27	CAD	38,430	27,410
	Canada	3.500%	3/1/28	CAD	53,792	39,252
63

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canada	2.000%	6/1/28	CAD	28,684	19,933
	Canada	3.250%	9/1/28	CAD	15,162	10,986
	Canada	4.000%	3/1/29	CAD	145,966	109,037
	Canada	2.250%	6/1/29	CAD	42,424	29,607
	Canada	5.750%	6/1/29	CAD	20,608	16,571
	Canada	3.500%	9/1/29	CAD	110,000	80,702
	Canada	2.250%	12/1/29	CAD	6,800	4,705
	Canada	3.500%	3/1/30	CAD	18,000	12,741
	Canada	1.250%	6/1/30	CAD	100,821	65,734
	Canada	0.500%	12/1/30	CAD	83,389	51,416
	Canada	1.500%	6/1/31	CAD	107,033	69,499
	Canada	1.500%	12/1/31	CAD	125,593	80,802
	Canada	2.000%	6/1/32	CAD	85,211	56,401
	Canada	2.500%	12/1/32	CAD	76,440	52,242
	Canada	2.750%	6/1/33	CAD	66,324	46,076
	Canada	5.750%	6/1/33	CAD	24,063	20,519
	Canada	2.750%	12/1/33	CAD	73,535	53,003
	Canada	3.500%	3/1/34	CAD	22,000	16,166
	Canada	3.000%	6/1/34	CAD	134,413	94,760
	Canada	3.000%	12/1/34	CAD	73,000	52,466
	Canada	5.000%	6/1/37	CAD	22,426	18,964
	Canada	4.000%	6/1/41	CAD	23,589	18,500
	Canada	3.500%	12/1/45	CAD	27,410	20,292
	Canada	2.750%	12/1/48	CAD	29,395	19,178
[5]	Canada	2.000%	12/1/51	CAD	119,585	65,849
[5]	Canada	1.750%	12/1/53	CAD	105,545	54,093
	Canada	2.750%	12/1/55	CAD	112,724	72,571
	Canada	2.750%	12/1/64	CAD	37,064	23,960
[3]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	50,465	35,659
[3]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	11,080	7,876
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	38,040	26,494
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	23,060	16,222
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	14,965	10,292
[3]	Canada Housing Trust No. 1	1.550%	12/15/26	CAD	12,345	8,569
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	37,915	26,663
[3]	Canada Housing Trust No. 1	3.800%	6/15/27	CAD	13,950	10,172
[3]	Canada Housing Trust No. 1	3.600%	12/15/27	CAD	26,700	19,490
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	10,675	7,483
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	29,555	20,914
[3]	Canada Housing Trust No. 1	3.100%	6/15/28	CAD	13,800	9,904
[3]	Canada Housing Trust No. 1	3.950%	6/15/28	CAD	15,050	11,113
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	12,820	9,032
[3]	Canada Housing Trust No. 1	4.250%	12/15/28	CAD	30,250	22,648
[3]	Canada Housing Trust No. 1	3.700%	6/15/29	CAD	26,995	19,829
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	19,310	13,193
[3]	Canada Housing Trust No. 1	2.900%	12/15/29	CAD	22,000	15,554
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	51,690	34,369
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	9,810	6,148
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	14,510	9,271
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	10,545	6,952
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	30,680	19,528
[3]	Canada Housing Trust No. 1	2.150%	12/15/31	CAD	11,260	7,447
[3]	Canada Housing Trust No. 1	2.450%	12/15/31	CAD	12,645	8,533
[3]	Canada Housing Trust No. 1	3.550%	9/15/32	CAD	40,300	29,098
[3]	Canada Housing Trust No. 1	3.650%	6/15/33	CAD	31,100	22,540
[3]	Canada Housing Trust No. 1	4.150%	6/15/33	CAD	14,500	10,893
[3]	Canada Housing Trust No. 1	4.250%	3/15/34	CAD	64,280	48,599
	Canada Post Corp.	4.360%	7/16/40	CAD	1,861	1,369
	CDP Financial Inc.	1.125%	4/6/27	EUR	10,000	10,503
[3]	CDP Financial Inc.	3.000%	4/11/29	EUR	9,318	10,283
	CDP Financial Inc.	4.200%	12/2/30	CAD	6,000	4,475
	CDP Financial Inc.	3.650%	6/2/34	CAD	3,500	2,457
	City of Montreal	2.750%	9/1/26	CAD	3,400	2,423
	City of Montreal	3.000%	9/1/27	CAD	2,550	1,816
	City of Montreal	3.150%	9/1/28	CAD	1,555	1,108
	City of Montreal	2.300%	9/1/29	CAD	1,169	796
	City of Montreal	1.750%	9/1/30	CAD	3,051	1,984
	City of Montreal	2.000%	9/1/31	CAD	3,442	2,214
	City of Montreal	4.250%	12/1/32	CAD	2,046	1,499
	City of Montreal	4.250%	9/1/33	CAD	1,100	802
64

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	City of Montreal	4.100%	12/1/34	CAD	1,629	1,170
	City of Montreal	3.150%	12/1/36	CAD	3,054	1,965
	City of Montreal	3.500%	12/1/38	CAD	3,061	1,994
	City of Montreal	2.400%	12/1/41	CAD	2,776	1,505
	City of Montreal	4.700%	12/1/41	CAD	2,046	1,506
	City of Montreal	6.000%	6/1/43	CAD	2,070	1,765
	City of Montreal	4.400%	12/1/43	CAD	900	637
	CPPIB Capital Inc.	4.400%	1/16/26	AUD	10,000	6,569
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	2,700	2,778
	CPPIB Capital Inc.	4.450%	9/1/27	AUD	10,500	6,897
	CPPIB Capital Inc.	1.250%	12/7/27	GBP	4,750	5,525
	CPPIB Capital Inc.	3.250%	3/8/28	CAD	16,400	11,795
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	3,873	2,765
	CPPIB Capital Inc.	4.400%	1/15/29	AUD	4,000	2,608
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	9,767	9,870
	CPPIB Capital Inc.	3.600%	6/2/29	CAD	8,000	5,852
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	6,308	4,266
	CPPIB Capital Inc.	0.050%	2/24/31	EUR	4,750	4,347
	CPPIB Capital Inc.	3.950%	6/2/32	CAD	11,200	8,217
	CPPIB Capital Inc.	4.750%	6/2/33	CAD	15,500	11,952
	CPPIB Capital Inc.	5.200%	3/4/34	AUD	6,000	3,947
	CPPIB Capital Inc.	4.300%	6/2/34	CAD	7,000	5,211
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	19,712	13,448
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	2,273	1,465
	CPPIB Capital Inc.	1.625%	10/22/71	GBP	3,050	1,511
	Export Development Canada	2.875%	1/19/28	EUR	25,000	27,491
	Export Development Canada	4.500%	9/6/28	AUD	10,000	6,579
	Financement-Quebec	5.250%	6/1/34	CAD	5,327	4,226
	First Nations Finance Authority	3.050%	6/1/28	CAD	528	376
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,706	1,114
	First Nations Finance Authority	2.850%	6/1/32	CAD	3,255	2,187
	First Nations Finance Authority	4.100%	6/1/34	CAD	1,600	1,157
	Government of Newfoundland and Labrador	4.100%	10/17/54	CAD	10,000	6,726
	Greater Sudbury Canada	2.416%	3/12/50	CAD	723	352
	Hydro-Quebec	2.000%	9/1/28	CAD	6,873	4,717
	Hydro-Quebec	3.400%	9/1/29	CAD	8,700	6,281
	Hydro-Quebec	6.000%	8/15/31	CAD	4,740	3,896
	Hydro-Quebec	6.500%	1/16/35	CAD	3,620	3,139
	Hydro-Quebec	6.500%	2/15/35	CAD	13,992	12,128
	Hydro-Quebec	6.000%	2/15/40	CAD	11,583	9,991
	Hydro-Quebec	5.000%	2/15/45	CAD	18,675	14,700
	Hydro-Quebec	5.000%	2/15/50	CAD	26,649	21,342
	Hydro-Quebec	4.000%	2/15/55	CAD	27,955	19,283
	Hydro-Quebec	2.100%	2/15/60	CAD	25,463	11,335
	Hydro-Quebec	4.000%	2/15/63	CAD	30,307	21,030
	Hydro-Quebec	4.000%	2/15/65	CAD	3,300	2,330
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,035	2,885
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	2,179	1,495
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,502	2,372
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	3,395	2,281
	Municipal Finance Authority of British Columbia	4.500%	12/3/28	CAD	3,000	2,252
	Municipal Finance Authority of British Columbia	3.300%	4/8/32	CAD	1,874	1,306
	Municipal Finance Authority of British Columbia	4.050%	12/3/33	CAD	2,200	1,595
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	1,547	864
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	2,608	1,898
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	3,545	2,498
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	3,689	2,489
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/57	CAD	1,860	1,160
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	350	260
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	1,019	860
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,529	957
	OMERS Finance Trust	1.550%	4/21/27	CAD	3,097	2,131
[3]	OMERS Finance Trust	3.125%	1/25/29	EUR	10,500	11,555
	OMERS Finance Trust	2.600%	5/14/29	CAD	4,195	2,909
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	7,161	5,538
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	915	676
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	6,900	6,829
	Ontario Teachers Finance Trust	4.150%	11/1/29	CAD	3,500	2,599
	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	13,950	13,959
	Ontario Teachers Finance Trust	4.300%	6/2/34	CAD	3,500	2,578
65

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	7,770	5,914
Ottawa Ontario	4.600%	7/14/42	CAD	969	710
Ottawa Ontario	3.100%	7/27/48	CAD	2,205	1,262
Ottawa Ontario	2.500%	5/11/51	CAD	2,000	1,005
Ottawa Ontario	4.100%	12/6/52	CAD	1,116	757
Ottawa Ontario	4.200%	7/30/53	CAD	1,292	892
Province of Alberta	0.625%	1/16/26	EUR	2,599	2,763
Province of Alberta	2.200%	6/1/26	CAD	13,206	9,352
Province of Alberta	3.100%	12/14/26	AUD	952	608
Province of Alberta	2.550%	6/1/27	CAD	19,196	13,573
Province of Alberta	3.600%	4/11/28	AUD	325	205
Province of Alberta	2.900%	12/1/28	CAD	12,586	8,927
Province of Alberta	1.403%	2/20/29	SEK	64,000	5,711
Province of Alberta	2.900%	9/20/29	CAD	11,228	7,931
Province of Alberta	2.050%	6/1/30	CAD	28,559	19,149
Province of Alberta	1.650%	6/1/31	CAD	12,609	8,083
Province of Alberta	3.500%	6/1/31	CAD	2,346	1,684
Province of Alberta	4.150%	6/1/33	CAD	3,890	2,874
Province of Alberta	3.900%	12/1/33	CAD	7,873	5,698
Province of Alberta	5.200%	5/15/34	AUD	7,000	4,578
Province of Alberta	3.125%	10/16/34	EUR	15,117	16,616
Province of Alberta	4.500%	12/1/40	CAD	2,550	1,896
Province of Alberta	3.450%	12/1/43	CAD	9,733	6,253
Province of Alberta	3.300%	12/1/46	CAD	19,049	11,779
Province of Alberta	3.050%	12/1/48	CAD	26,056	15,282
Province of Alberta	3.100%	6/1/50	CAD	31,909	18,892
Province of Alberta	2.950%	6/1/52	CAD	13,929	7,974
Province of Alberta	4.450%	12/1/54	CAD	7,300	5,455
Province of British Columbia	2.300%	6/18/26	CAD	9,514	6,744
Province of British Columbia	2.550%	6/18/27	CAD	11,826	8,364
Province of British Columbia	2.950%	12/18/28	CAD	8,858	6,297
Province of British Columbia	5.700%	6/18/29	CAD	14,276	11,313
Province of British Columbia	5.861%	6/18/29	CAD	2,450	1,949
Province of British Columbia	2.200%	6/18/30	CAD	18,390	12,415
Province of British Columbia	1.550%	6/18/31	CAD	16,315	10,361
Province of British Columbia	6.350%	6/18/31	CAD	7,654	6,404
Province of British Columbia	3.200%	6/18/32	CAD	10,905	7,591
Province of British Columbia	3.550%	6/18/33	CAD	12,900	9,114
Province of British Columbia	5.250%	5/23/34	AUD	6,000	3,931
Province of British Columbia	4.150%	6/18/34	CAD	11,250	8,266
Province of British Columbia	3.000%	7/24/34	EUR	15,000	16,352
Province of British Columbia	5.400%	6/18/35	CAD	3,750	3,020
Province of British Columbia	4.700%	6/18/37	CAD	4,251	3,237
Province of British Columbia	4.950%	6/18/40	CAD	7,127	5,556
Province of British Columbia	4.300%	6/18/42	CAD	14,237	10,311
Province of British Columbia	3.200%	6/18/44	CAD	14,120	8,673
Province of British Columbia	2.800%	6/18/48	CAD	19,003	10,658
Province of British Columbia	4.900%	6/18/48	CAD	1,529	1,197
Province of British Columbia	2.950%	6/18/50	CAD	24,853	14,210
Province of British Columbia	2.750%	6/18/52	CAD	15,981	8,710
Province of British Columbia	4.250%	12/18/53	CAD	17,292	12,467
Province of British Columbia	4.450%	12/18/55	CAD	12,300	9,211
Province of Manitoba	2.550%	6/2/26	CAD	9,696	6,897
Province of Manitoba	2.600%	6/2/27	CAD	9,616	6,806
Province of Manitoba	3.000%	6/2/28	CAD	3,027	2,160
Province of Manitoba	2.750%	6/2/29	CAD	11,371	8,020
Province of Manitoba	3.250%	9/5/29	CAD	1,157	832
Province of Manitoba	2.050%	6/2/30	CAD	6,138	4,109
Province of Manitoba	6.300%	3/5/31	CAD	486	402
Province of Manitoba	2.050%	6/2/31	CAD	19	12
Province of Manitoba	3.900%	12/2/32	CAD	12,500	9,071
Province of Manitoba	3.800%	6/2/33	CAD	4,600	3,302
Province of Manitoba	4.250%	6/2/34	CAD	6,900	5,087
Province of Manitoba	4.850%	8/28/34	AUD	3,500	2,220
Province of Manitoba	5.700%	3/5/37	CAD	1,529	1,263
Province of Manitoba	4.600%	3/5/38	CAD	2,895	2,166
Province of Manitoba	4.650%	3/5/40	CAD	2,040	1,522
Province of Manitoba	4.100%	3/5/41	CAD	2,550	1,789
Province of Manitoba	4.400%	3/5/42	CAD	3,316	2,411
Province of Manitoba	3.350%	3/5/43	CAD	1,919	1,205
66

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Manitoba	4.050%	9/5/45	CAD	6,669	4,576
Province of Manitoba	2.850%	9/5/46	CAD	7,365	4,148
Province of Manitoba	3.400%	9/5/48	CAD	7,679	4,718
Province of Manitoba	3.200%	3/5/50	CAD	9,340	5,507
Province of Manitoba	2.050%	9/5/52	CAD	6,991	3,191
Province of Manitoba	3.150%	9/5/52	CAD	3,114	1,807
Province of Manitoba	3.800%	9/5/53	CAD	8,311	5,453
Province of Manitoba	4.400%	9/5/55	CAD	7,395	5,383
Province of New Brunswick	2.600%	8/14/26	CAD	5,102	3,625
Province of New Brunswick	2.350%	8/14/27	CAD	4,030	2,830
Province of New Brunswick	3.100%	8/14/28	CAD	4,211	3,012
Province of New Brunswick	4.250%	8/14/29	CAD	1,990	1,488
Province of New Brunswick	2.550%	8/14/31	CAD	4,650	3,137
Province of New Brunswick	3.950%	8/14/32	CAD	2,300	1,680
Province of New Brunswick	4.450%	8/14/33	CAD	3,800	2,859
Province of New Brunswick	5.500%	1/27/34	CAD	2,040	1,646
Province of New Brunswick	4.550%	3/26/37	CAD	3,572	2,667
Province of New Brunswick	4.800%	9/26/39	CAD	4,334	3,302
Province of New Brunswick	4.800%	6/3/41	CAD	1,525	1,162
Province of New Brunswick	3.550%	6/3/43	CAD	4,059	2,626
Province of New Brunswick	3.800%	8/14/45	CAD	4,542	3,018
Province of New Brunswick	3.100%	8/14/48	CAD	8,409	4,928
Province of New Brunswick	3.050%	8/14/50	CAD	5,727	3,310
Province of New Brunswick	2.900%	8/14/52	CAD	3,581	1,996
Province of New Brunswick	5.000%	8/14/54	CAD	3,000	2,410
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	5,102	3,651
Province of Newfoundland and Labrador	1.250%	6/2/27	CAD	1,600	1,092
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	509	398
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	7,654	5,420
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	5,593	3,942
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	5,585	3,661
Province of Newfoundland and Labrador	2.050%	6/2/31	CAD	6,169	4,014
Province of Newfoundland and Labrador	4.150%	6/2/33	CAD	2,100	1,534
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	509	413
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,720	1,991
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	5,758	3,417
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	5,564	3,499
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	7,520	3,863
Province of Newfoundland and Labrador	3.150%	12/2/52	CAD	2,971	1,678
Province of Nova Scotia	2.100%	6/1/27	CAD	7,347	5,136
Province of Nova Scotia	1.100%	6/1/28	CAD	3,813	2,545
Province of Nova Scotia	2.000%	9/1/30	CAD	6,787	4,513
Province of Nova Scotia	2.400%	12/1/31	CAD	800	532
Province of Nova Scotia	4.050%	6/1/33	CAD	1,100	804
Province of Nova Scotia	5.800%	6/1/33	CAD	1,019	838
Province of Nova Scotia	4.900%	6/1/35	CAD	2,600	1,993
Province of Nova Scotia	4.500%	6/1/37	CAD	2,550	1,896
Province of Nova Scotia	4.700%	6/1/41	CAD	3,750	2,824
Province of Nova Scotia	4.400%	6/1/42	CAD	5,034	3,661
Province of Nova Scotia	3.450%	6/1/45	CAD	2,924	1,839
Province of Nova Scotia	3.150%	12/1/51	CAD	7,675	4,495
Province of Nova Scotia	4.750%	12/1/54	CAD	4,000	3,091
Province of Nova Scotia	3.500%	6/2/62	CAD	6,796	4,187
Province of Ontario	2.250%	5/26/26	GBP	6,500	8,086
Province of Ontario	2.400%	6/2/26	CAD	38,393	27,259
Province of Ontario	1.350%	9/8/26	CAD	6,436	4,472
Province of Ontario	3.500%	1/27/27	AUD	505	324
Province of Ontario	1.850%	2/1/27	CAD	11,477	8,009
Province of Ontario	2.600%	6/2/27	CAD	38,019	26,926
Province of Ontario	7.600%	6/2/27	CAD	7,654	6,096
Province of Ontario	1.050%	9/8/27	CAD	11,545	7,820
Province of Ontario	3.600%	3/8/28	CAD	14,200	10,333
Province of Ontario	2.900%	6/2/28	CAD	34,157	24,316
Province of Ontario	3.400%	9/8/28	CAD	7,000	5,067
Province of Ontario	4.000%	3/8/29	CAD	15,290	11,320
Province of Ontario	6.500%	3/8/29	CAD	16,100	13,076
Province of Ontario	2.700%	6/2/29	CAD	35,816	25,119
Province of Ontario	0.250%	6/28/29	CHF	4,485	5,069
Province of Ontario	1.550%	11/1/29	CAD	19,304	12,772
Province of Ontario	2.050%	6/2/30	CAD	38,486	25,803
67

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	0.010%	11/25/30	EUR	8,886	8,165
Province of Ontario	1.350%	12/2/30	CAD	24,486	15,597
Province of Ontario	2.150%	6/2/31	CAD	27,588	18,212
Province of Ontario	6.200%	6/2/31	CAD	6,633	5,507
Province of Ontario	0.250%	6/9/31	EUR	1,900	1,744
Province of Ontario	2.250%	12/2/31	CAD	22,745	14,995
Province of Ontario	4.050%	2/2/32	CAD	15,260	11,262
Province of Ontario	3.750%	6/2/32	CAD	41,700	30,147
Province of Ontario	4.100%	3/4/33	CAD	10,500	7,733
Province of Ontario	5.850%	3/8/33	CAD	26,002	21,424
Province of Ontario	3.650%	6/2/33	CAD	48,100	34,268
Province of Ontario	3.100%	1/31/34	EUR	10,000	11,019
Province of Ontario	5.350%	5/8/34	AUD	6,000	3,973
Province of Ontario	4.150%	6/2/34	CAD	39,150	28,738
Province of Ontario	3.800%	12/2/34	CAD	10,000	7,109
Province of Ontario	5.600%	6/2/35	CAD	34,002	27,858
Province of Ontario	4.700%	6/2/37	CAD	41,764	31,851
Province of Ontario	4.600%	6/2/39	CAD	38,304	28,782
Province of Ontario	4.650%	6/2/41	CAD	43,832	33,189
Province of Ontario	3.500%	6/2/43	CAD	39,355	25,636
Province of Ontario	3.450%	6/2/45	CAD	49,960	31,989
Province of Ontario	2.900%	12/2/46	CAD	51,729	30,003
Province of Ontario	2.800%	6/2/48	CAD	44,717	25,258
Province of Ontario	2.900%	6/2/49	CAD	40,028	22,912
Province of Ontario	2.650%	12/2/50	CAD	50,486	27,325
Province of Ontario	1.900%	12/2/51	CAD	48,094	21,850
Province of Ontario	2.550%	12/2/52	CAD	33,070	17,380
Province of Ontario	3.750%	12/2/53	CAD	50,141	33,485
Province of Ontario	4.100%	10/7/54	CAD	4,000	2,838
Province of Ontario	4.150%	12/2/54	CAD	45,590	32,553
Province of Ontario	4.600%	12/2/55	CAD	25,900	19,972
Province of Prince Edward Island	1.850%	7/27/31	CAD	1,900	1,218
Province of Prince Edward Island	3.650%	6/27/42	CAD	816	534
Province of Prince Edward Island	2.650%	12/1/51	CAD	999	523
Province of Prince Edward Island	3.600%	1/17/53	CAD	1,527	958
Province of Quebec	8.500%	4/1/26	CAD	5,102	3,928
Province of Quebec	3.700%	5/20/26	AUD	421	273
Province of Quebec	2.500%	9/1/26	CAD	19,136	13,582
Province of Quebec	1.850%	2/13/27	CAD	3,613	2,520
Province of Quebec	0.875%	5/4/27	EUR	17,851	18,611
Province of Quebec	2.750%	9/1/27	CAD	21,524	15,321
Province of Quebec	0.875%	7/5/28	EUR	21,256	21,688
Province of Quebec	2.750%	9/1/28	CAD	23,290	16,456
Province of Quebec	2.300%	9/1/29	CAD	27,817	19,113
Province of Quebec	6.000%	10/1/29	CAD	7,654	6,168
Province of Quebec	1.900%	9/1/30	CAD	28,000	18,539
Province of Quebec	0.000%	10/29/30	EUR	16,907	15,585
Province of Quebec	0.250%	5/5/31	EUR	10,600	9,789
Province of Quebec	1.500%	9/1/31	CAD	24,746	15,567
Province of Quebec	3.650%	5/20/32	CAD	3,400	2,450
Province of Quebec	6.250%	6/1/32	CAD	11,006	9,214
Province of Quebec	3.250%	9/1/32	CAD	37,365	26,057
Province of Quebec	3.900%	11/22/32	CAD	10,600	7,734
Province of Quebec	3.600%	9/1/33	CAD	47,800	33,841
Province of Quebec	5.250%	5/2/34	AUD	7,500	4,924
Province of Quebec	4.450%	9/1/34	CAD	42,540	31,926
Province of Quebec	5.750%	12/1/36	CAD	14,581	12,147
Province of Quebec	5.000%	12/1/38	CAD	17,643	13,778
Province of Quebec	5.000%	12/1/41	CAD	30,086	23,638
Province of Quebec	4.250%	12/1/43	CAD	28,083	20,145
Province of Quebec	3.500%	12/1/45	CAD	37,111	23,814
Province of Quebec	3.500%	12/1/48	CAD	42,780	27,184
Province of Quebec	3.100%	12/1/51	CAD	50,276	29,575
Province of Quebec	2.850%	12/1/53	CAD	41,967	23,330
Province of Quebec	4.400%	12/1/55	CAD	58,200	43,231
Province of Quebec	4.200%	12/1/57	CAD	7,900	5,657
Province of Saskatchewan	2.550%	6/2/26	CAD	5,678	4,039
Province of Saskatchewan	2.650%	6/2/27	CAD	5,102	3,617
Province of Saskatchewan	3.050%	12/2/28	CAD	3,807	2,721
Province of Saskatchewan	5.750%	3/5/29	CAD	5,661	4,466
68

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Province of Saskatchewan	2.200%	6/2/30	CAD	4,520	3,055
	Province of Saskatchewan	2.150%	6/2/31	CAD	2,615	1,730
	Province of Saskatchewan	6.400%	9/5/31	CAD	3,441	2,895
	Province of Saskatchewan	3.900%	6/2/33	CAD	2,700	1,956
	Province of Saskatchewan	5.800%	9/5/33	CAD	1,860	1,532
	Province of Saskatchewan	3.300%	5/8/34	EUR	29,266	32,475
	Province of Saskatchewan	5.000%	3/5/37	CAD	179	140
	Province of Saskatchewan	4.750%	6/1/40	CAD	3,776	2,881
	Province of Saskatchewan	3.400%	2/3/42	CAD	7,550	4,873
	Province of Saskatchewan	3.900%	6/2/45	CAD	4,984	3,397
	Province of Saskatchewan	2.750%	12/2/46	CAD	7,448	4,180
	Province of Saskatchewan	3.300%	6/2/48	CAD	8,635	5,306
	Province of Saskatchewan	3.100%	6/2/50	CAD	8,853	5,208
	Province of Saskatchewan	2.800%	12/2/52	CAD	7,845	4,330
	Province of Saskatchewan	3.750%	3/5/54	CAD	2,686	1,774
	Province of Saskatchewan	4.200%	12/2/54	CAD	6,600	4,729
	Province of Saskatchewan	2.950%	6/2/58	CAD	1,428	790
	Province of Saskatchewan	3.800%	6/2/62	CAD	1,000	661
	PSP Capital Inc.	3.000%	11/5/25	CAD	5,487	3,927
	PSP Capital Inc.	0.900%	6/15/26	CAD	4,550	3,152
	PSP Capital Inc.	1.500%	3/15/28	CAD	3,700	2,513
	PSP Capital Inc.	4.600%	2/6/29	AUD	18,000	11,809
	PSP Capital Inc.	3.750%	6/15/29	CAD	10,500	7,690
	PSP Capital Inc.	2.050%	1/15/30	CAD	6,972	4,699
	PSP Capital Inc.	2.600%	3/1/32	CAD	3,000	2,015
	PSP Capital Inc.	4.150%	6/1/33	CAD	8,900	6,564
	Regional Municipality of Peel Ontario	4.250%	12/2/33	CAD	1,000	738
	Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	3,561	2,747
	Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	747	373
	Regional Municipality of York	2.600%	12/15/25	CAD	2,550	1,816
	Regional Municipality of York	2.500%	6/2/26	CAD	1,529	1,086
	Regional Municipality of York	1.700%	5/27/30	CAD	1,512	990
	Regional Municipality of York	2.150%	6/22/31	CAD	1,346	885
	Regional Municipality of York	4.000%	5/31/32	CAD	2,365	1,729
	Regional Municipality of York	3.650%	5/13/33	CAD	1,581	1,120
	Regional Municipality of York	4.050%	5/1/34	CAD	5,573	4,021
	Royal Office Finance LP	5.209%	11/12/37	CAD	3,431	2,624
	South Coast British Columbia Transportation Authority	4.450%	6/9/44	CAD	2,100	1,494
	South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,793	2,771
	South Coast British Columbia Transportation Authority	4.150%	12/12/53	CAD	700	479
	TCHC Issuer Trust	5.395%	2/22/40	CAD	1,060	826
	Toronto Canada	2.400%	6/7/27	CAD	2,587	1,819
	Toronto Canada	2.650%	11/9/29	CAD	2,170	1,510
	Toronto Canada	3.250%	4/20/32	CAD	2,400	1,670
	Toronto Canada	2.950%	4/28/35	CAD	1,388	897
	Toronto Canada	3.500%	6/2/36	CAD	2,800	1,889
	Toronto Canada	2.600%	9/24/39	CAD	1,023	593
	Toronto Canada	5.200%	6/1/40	CAD	8,121	6,334
	Toronto Canada	2.150%	8/25/40	CAD	2,582	1,382
	Toronto Canada	4.700%	6/10/41	CAD	1,019	756
	Toronto Canada	3.800%	12/13/42	CAD	1,160	766
	Toronto Canada	4.150%	3/10/44	CAD	2,515	1,726
	Toronto Canada	3.250%	6/24/46	CAD	2,040	1,214
	Toronto Canada	3.200%	8/1/48	CAD	927	542
	Toronto Canada	2.800%	11/22/49	CAD	2,802	1,504
	Toronto Canada	2.900%	4/29/51	CAD	2,796	1,525
	Toronto Canada	4.300%	6/1/52	CAD	1,616	1,135
	Toronto Canada	4.900%	5/15/54	CAD	1,000	775
	Toronto Canada	4.550%	10/29/54	CAD	800	583
	Winnipeg Canada	4.100%	6/1/45	CAD	1,160	778
	Winnipeg Canada	4.300%	11/15/51	CAD	2,121	1,473
						4,827,327
Chile (0.2%)
	Bonos de la Tesoreria de la Republica en pesos	4.500%	3/1/26	CLP	9,780,000	10,072
	Bonos de la Tesoreria de la Republica en pesos	0.000%	5/6/27	CLP	8,955,000	8,075
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/28	CLP	10,500,000	10,627
	Bonos de la Tesoreria de la Republica en pesos	0.000%	4/1/29	CLP	10,325,000	8,496
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/29	CLP	6,400,000	6,947
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/30	CLP	14,250,000	14,033
69

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Bonos de la Tesoreria de la Republica en pesos	6.000%	4/1/33	CLP	16,735,000	18,308
[3]	Bonos de la Tesoreria de la Republica en pesos	7.000%	5/1/34	CLP	3,500,000	4,221
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/34	CLP	7,500,000	8,159
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/35	CLP	15,040,000	15,048
[3]	Bonos de la Tesoreria de la Republica en pesos	5.300%	11/1/37	CLP	6,270,000	6,601
[3]	Bonos de la Tesoreria de la Republica en pesos	6.200%	10/1/40	CLP	4,890,000	5,460
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/43	CLP	15,000,000	17,127
	Bonos de la Tesoreria de la Republica en pesos	5.100%	7/15/50	CLP	9,320,000	9,791
	Republic of Chile	1.750%	1/20/26	EUR	100	107
	Republic of Chile	0.100%	1/26/27	EUR	7,438	7,542
	Republic of Chile	0.555%	1/21/29	EUR	5,400	5,250
	Republic of Chile	3.875%	7/9/31	EUR	9,600	10,590
	Republic of Chile	4.125%	7/5/34	EUR	4,993	5,588
	Republic of Chile	1.300%	7/26/36	EUR	4,046	3,397
	Republic of Chile	1.250%	1/29/40	EUR	4,868	3,725
	Republic of Chile	1.250%	1/22/51	EUR	5,937	3,614
						182,778
China (1.2%)
	Agricultural Development Bank of China	4.000%	11/12/25	CNY	39,900	5,734
	Agricultural Development Bank of China	3.630%	7/19/26	CNY	50,000	7,242
	Agricultural Development Bank of China	2.900%	3/8/28	CNY	150,000	21,773
	Agricultural Development Bank of China	3.750%	1/25/29	CNY	375,200	56,587
	Agricultural Development Bank of China	2.220%	4/9/29	CNY	165,000	23,452
	Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	3,048
	Agricultural Development Bank of China	3.300%	11/5/31	CNY	100,000	15,087
	Agricultural Development Bank of China	3.060%	6/6/32	CNY	170,000	25,308
	Agricultural Development Bank of China	2.470%	4/2/34	CNY	80,650	11,537
	China Development Bank	3.680%	2/26/26	CNY	391,800	56,436
	China Development Bank	3.300%	3/3/26	CNY	10,000	1,434
	China Development Bank	3.500%	8/13/26	CNY	235,300	34,072
	China Development Bank	3.430%	1/14/27	CNY	50,000	7,275
	China Development Bank	3.390%	7/10/27	CNY	100,000	14,611
	China Development Bank	3.400%	1/8/28	CNY	100,000	14,727
	China Development Bank	2.990%	3/1/29	CNY	100,000	14,694
	China Development Bank	3.450%	9/20/29	CNY	50,000	7,521
	China Development Bank	3.070%	3/10/30	CNY	25,000	3,710
	China Development Bank	2.710%	7/10/30	CNY	100,000	14,482
	China Development Bank	3.700%	10/20/30	CNY	50,000	7,673
	China Development Bank	2.640%	1/8/31	CNY	102,940	14,942
	China Development Bank	3.660%	3/1/31	CNY	60,000	9,218
	China Development Bank	3.410%	6/7/31	CNY	150,000	22,759
	China Development Bank	3.120%	9/13/31	CNY	120,000	17,933
	China Development Bank	2.820%	5/22/33	CNY	78,050	11,451
	China Development Bank	2.260%	7/19/34	CNY	81,000	11,423
	China Development Bank	4.010%	1/9/37	CNY	74,900	12,445
	China Development Bank	3.490%	11/8/41	CNY	60,000	9,758
	China Government Bond	3.220%	12/6/25	CNY	243,600	34,896
	China Government Bond	2.460%	2/15/26	CNY	50,000	7,118
	China Government Bond	2.300%	5/15/26	CNY	250,000	35,588
	China Government Bond	3.250%	6/6/26	CNY	52,800	7,630
	China Government Bond	2.740%	8/4/26	CNY	85,000	12,210
	China Government Bond	2.180%	8/15/26	CNY	193,900	27,598
	China Government Bond	0.125%	11/12/26	EUR	2,300	2,367
	China Government Bond	3.120%	12/5/26	CNY	100,000	14,531
	China Government Bond	2.850%	6/4/27	CNY	130,000	18,868
	China Government Bond	2.440%	10/15/27	CNY	155,000	22,313
	China Government Bond	2.640%	1/15/28	CNY	150,000	21,747
	China Government Bond	2.620%	4/15/28	CNY	172,570	25,037
	China Government Bond	3.010%	5/13/28	CNY	160,000	23,520
	China Government Bond	2.910%	10/14/28	CNY	100,000	14,697
	China Government Bond	2.800%	3/24/29	CNY	40,000	5,869
	China Government Bond	2.750%	6/15/29	CNY	40,000	5,863
	China Government Bond	2.620%	9/25/29	CNY	70,000	10,186
	China Government Bond	2.790%	12/15/29	CNY	100,000	14,676
	China Government Bond	2.680%	5/21/30	CNY	60,000	8,784
	China Government Bond	3.270%	11/19/30	CNY	40,000	6,082
	China Government Bond	2.280%	3/25/31	CNY	106,500	15,213
	China Government Bond	3.020%	5/27/31	CNY	115,000	17,193
	China Government Bond	2.120%	6/25/31	CNY	115,000	16,265
70

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	2.890%	11/18/31	CNY	30,000	4,453
China Government Bond	2.750%	2/17/32	CNY	75,000	11,039
China Government Bond	2.760%	5/15/32	CNY	80,000	11,785
China Government Bond	2.690%	8/15/32	CNY	120,000	17,587
China Government Bond	2.600%	9/1/32	CNY	105,000	15,293
China Government Bond	2.800%	11/15/32	CNY	205,000	30,281
China Government Bond	2.670%	5/25/33	CNY	78,740	11,543
China Government Bond	2.520%	8/25/33	CNY	81,000	11,746
China Government Bond	2.670%	11/25/33	CNY	74,640	10,937
China Government Bond	2.270%	5/25/34	CNY	146,000	20,735
China Government Bond	3.970%	7/23/48	CNY	129,350	23,386
China Government Bond	4.080%	10/22/48	CNY	40,000	7,399
China Government Bond	3.860%	7/22/49	CNY	170,200	30,649
China Government Bond	3.390%	3/16/50	CNY	158,000	26,418
China Government Bond	3.320%	4/15/52	CNY	30,000	5,036
China Government Bond	3.120%	10/25/52	CNY	92,000	14,924
China Government Bond	3.190%	4/15/53	CNY	29,570	4,881
China Government Bond	4.240%	11/24/64	CNY	20,000	4,195
China Government Bond	3.730%	5/25/70	CNY	30,000	5,856
China Government Bond	3.760%	3/22/71	CNY	20,000	3,914
China Government Bond	3.400%	7/15/72	CNY	20,000	3,643
China Government Bond	2.650%	3/25/74	CNY	24,800	3,780
Export-Import Bank of China	3.260%	2/24/27	CNY	140,000	20,290
Export-Import Bank of China	1.670%	9/13/27	CNY	100,000	13,973
Export-Import Bank of China	3.860%	5/20/29	CNY	50,000	7,593
Export-Import Bank of China	3.230%	3/23/30	CNY	55,000	8,196
Export-Import Bank of China	3.380%	7/16/31	CNY	70,000	10,575
Export-Import Bank of China	3.180%	3/11/32	CNY	130,000	19,453
Export-Import Bank of China	2.850%	7/7/33	CNY	100,000	14,684
					1,198,827
Colombia (0.3%)
Colombian TES	6.250%	11/26/25	COP	25,970,000	5,834
Colombian TES	7.500%	8/26/26	COP	111,475,000	24,689
Colombian TES	5.750%	11/3/27	COP	70,585,000	14,459
Colombian TES	6.000%	4/28/28	COP	143,200,000	28,776
Colombian TES	7.750%	9/18/30	COP	84,210,000	17,013
Colombian TES	7.000%	3/26/31	COP	110,000,000	21,020
Colombian TES	7.000%	3/26/31	COP	11,600,000	2,217
Colombian TES	7.000%	6/30/32	COP	101,000,000	18,648
Colombian TES	13.250%	2/9/33	COP	100,000,000	25,515
Colombian TES	7.250%	10/18/34	COP	115,945,000	20,534
Colombian TES	6.250%	7/9/36	COP	65,690,000	10,167
Colombian TES	9.250%	5/28/42	COP	197,220,000	37,125
Colombian TES	11.500%	7/25/46	COP	53,730,000	12,035
Colombian TES	7.250%	10/26/50	COP	136,615,000	19,979
					258,011
Croatia (0.1%)
Republic of Croatia	3.000%	3/20/27	EUR	3,541	3,867
Republic of Croatia	1.125%	6/19/29	EUR	3,541	3,576
Republic of Croatia	1.500%	6/17/31	EUR	26,228	26,057
Republic of Croatia	2.875%	4/22/32	EUR	4,600	4,970
Republic of Croatia	3.375%	3/12/34	EUR	10,000	11,055
Republic of Croatia	4.000%	6/14/35	EUR	7,174	8,345
Republic of Croatia	1.750%	3/4/41	EUR	5,053	4,376
					62,246
Cyprus (0.0%)
Republic of Cyprus	3.250%	6/27/31	EUR	19,894	22,103
Czech Republic (0.4%)
Czech Republic	6.000%	2/26/26	CZK	2,379,110	105,346
Czech Republic	1.000%	6/26/26	CZK	946,570	38,925
Czech Republic	0.250%	2/10/27	CZK	251,570	10,014
Czech Republic	2.500%	8/25/28	CZK	188,810	7,762
Czech Republic	5.500%	12/12/28	CZK	186,750	8,577
Czech Republic	2.750%	7/23/29	CZK	1,832,470	75,251
Czech Republic	0.950%	5/15/30	CZK	811,930	29,959
Czech Republic	5.000%	9/30/30	CZK	639,980	29,164
Czech Republic	1.200%	3/13/31	CZK	548,580	20,016
Czech Republic	1.750%	6/23/32	CZK	340,000	12,498
71

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Czech Republic	4.500%	11/11/32	CZK	731,740	32,393
	Czech Republic	2.000%	10/13/33	CZK	190,090	6,912
	Czech Republic	4.900%	4/14/34	CZK	684,400	31,125
	Czech Republic	3.500%	5/30/35	CZK	504,710	20,439
	Czech Republic	4.200%	12/4/36	CZK	49,580	2,130
	Czech Republic	1.950%	7/30/37	CZK	103,320	3,457
	Czech Republic	1.500%	4/24/40	CZK	99,250	2,940
	Czech Republic	4.850%	11/26/57	CZK	46,430	2,126
						439,034
Denmark (0.3%)
	Kingdom of Denmark	1.750%	11/15/25	DKK	345,649	50,245
	Kingdom of Denmark	0.500%	11/15/29	DKK	338,247	45,761
	Kingdom of Denmark	0.000%	11/15/31	DKK	441,612	55,759
	Kingdom of Denmark	2.250%	11/15/33	DKK	188,370	27,652
	Kingdom of Denmark	2.250%	11/15/33	DKK	150,938	22,157
	Kingdom of Denmark	4.500%	11/15/39	DKK	381,645	70,203
	Kingdom of Denmark	0.250%	11/15/52	DKK	90,182	7,487
	Kommunekredit	0.625%	5/11/26	EUR	2,214	2,344
	Kommunekredit	2.900%	11/27/26	AUD	2,131	1,352
	Kommunekredit	0.750%	5/18/27	EUR	13,135	13,699
	Kommunekredit	0.000%	11/17/29	EUR	30,000	28,765
	Kommunekredit	0.010%	5/4/34	EUR	14,000	11,723
						337,147
Estonia (0.0%)
	Republic of Estonia	4.000%	10/12/32	EUR	6,532	7,618
Finland (0.5%)
	Finnvera OYJ	0.500%	4/13/26	EUR	3,266	3,454
	Finnvera OYJ	2.125%	3/8/28	EUR	15,300	16,484
	Finnvera OYJ	0.375%	4/9/29	EUR	5,831	5,787
	Finnvera OYJ	1.125%	5/17/32	EUR	1,900	1,860
	Kuntarahoitus OYJ	0.625%	11/26/26	EUR	2,543	2,667
	Kuntarahoitus OYJ	0.000%	4/21/28	EUR	4,600	4,591
	Kuntarahoitus OYJ	4.375%	10/2/28	GBP	10,000	12,890
	Kuntarahoitus OYJ	1.250%	2/23/33	EUR	5,087	4,919
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	6,823	5,494
[3]	Republic of Finland	0.500%	9/15/27	EUR	26,133	26,998
[3]	Republic of Finland	2.875%	4/15/29	EUR	52,455	57,797
[3]	Republic of Finland	0.500%	9/15/29	EUR	112,487	110,915
[3]	Republic of Finland	0.000%	9/15/30	EUR	29,510	27,561
[3]	Republic of Finland	0.125%	9/15/31	EUR	14,549	13,319
[3]	Republic of Finland	1.500%	9/15/32	EUR	67,731	67,178
[3]	Republic of Finland	1.125%	4/15/34	EUR	16,396	15,316
[3]	Republic of Finland	2.750%	4/15/38	EUR	34,441	36,244
[3]	Republic of Finland	0.250%	9/15/40	EUR	38,836	27,413
[3]	Republic of Finland	2.625%	7/4/42	EUR	17,532	17,930
[3]	Republic of Finland	0.500%	4/15/43	EUR	14,007	9,740
[3]	Republic of Finland	0.125%	4/15/52	EUR	16,853	8,590
[3]	Republic of Finland	2.950%	4/15/55	EUR	28,694	30,312
						507,459
France (8.5%)
	Action Logement Services	1.375%	4/13/32	EUR	7,500	7,169
	Action Logement Services	4.125%	10/3/38	EUR	12,800	14,559
	Action Logement Services	0.750%	7/19/41	EUR	13,600	9,392
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	6,000	6,264
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,800	1,998
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	2,500	2,564
	Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	11,200	10,834
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	19,600	18,800
	Agence Francaise de Developpement EPIC	2.875%	1/21/30	EUR	7,500	8,101
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	5,300	5,028
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	20,600	19,675
	Agence Francaise de Developpement EPIC	3.375%	5/25/33	EUR	11,100	12,220
	Agence Francaise de Developpement EPIC	1.500%	10/31/34	EUR	10,000	9,249
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	5,000	4,094
	Agence Francaise de Developpement EPIC	1.125%	3/2/37	EUR	18,200	15,193
	Agence France Locale	0.125%	6/20/26	EUR	8,600	8,974
	Agence France Locale	1.125%	6/20/28	EUR	4,500	4,590
	Agence France Locale	0.000%	3/20/31	EUR	6,400	5,726
72

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Agence France Locale	3.625%	6/20/38	EUR	5,000	5,436
	Bpifrance SACA	0.625%	5/25/26	EUR	35,000	36,923
	Bpifrance SACA	2.125%	11/29/27	EUR	12,500	13,355
	Bpifrance SACA	0.125%	11/25/28	EUR	8,300	8,087
	Bpifrance SACA	0.050%	9/26/29	EUR	5,000	4,737
	Bpifrance SACA	1.875%	5/25/30	EUR	5,000	5,136
	Bpifrance SACA	2.000%	9/2/30	EUR	12,000	12,360
	Bpifrance SACA	0.250%	6/4/31	EUR	19,300	17,556
	Bpifrance SACA	2.875%	1/31/32	EUR	11,700	12,570
	Bpifrance SACA	3.375%	5/25/34	EUR	10,000	11,011
	Caisse d'Amortissement de la Dette Sociale	2.875%	5/25/27	EUR	42,000	45,954
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/28	EUR	9,300	9,254
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	31,300	29,995
	Caisse d'Amortissement de la Dette Sociale	0.600%	11/25/29	EUR	55,800	54,324
	Caisse d'Amortissement de la Dette Sociale	3.125%	3/1/30	EUR	10,000	11,023
	Caisse d'Amortissement de la Dette Sociale	0.010%	11/25/30	EUR	50,000	45,754
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	35,700	32,157
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/31	EUR	17,400	15,649
	Caisse d'Amortissement de la Dette Sociale	3.000%	11/25/31	EUR	10,000	10,901
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/32	EUR	23,100	21,042
	Caisse d'Amortissement de la Dette Sociale	1.500%	5/25/32	EUR	22,400	21,948
	Caisse d'Amortissement de la Dette Sociale	2.750%	11/25/32	EUR	9,500	10,134
	Caisse des Depots et Consignations	3.000%	5/25/28	EUR	12,500	13,692
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	3,000	3,173
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	2,000	2,089
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	5,000	5,158
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	5,000	5,022
	Caisse Francaise de Financement Local	1.125%	12/1/31	EUR	30,000	28,944
	Caisse Francaise de Financement Local	0.375%	1/20/32	EUR	7,900	7,190
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	16,400	15,816
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	16,800	16,027
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	3,400	3,063
[6]	Dexia Credit Local SA	0.625%	1/17/26	EUR	4,200	4,459
[6]	Dexia Credit Local SA	0.250%	12/10/26	GBP	5,000	5,872
[6]	Dexia Credit Local SA	1.000%	10/18/27	EUR	4,250	4,423
[6]	Dexia Credit Local SA	0.000%	1/21/28	EUR	5,300	5,314
[6]	Dexia Credit Local SA	3.125%	6/1/28	EUR	20,000	22,144
[3]	France	1.000%	11/25/25	EUR	184,791	197,933
[3]	France	0.000%	2/25/26	EUR	162,410	171,273
[3]	France	3.500%	4/25/26	EUR	152,257	168,180
[3]	France	0.500%	5/25/26	EUR	178,321	188,417
[3]	France	2.500%	9/24/26	EUR	195,000	212,156
[3]	France	0.250%	11/25/26	EUR	83,694	87,017
[3]	France	0.000%	2/25/27	EUR	268,188	275,587
[3]	France	1.000%	5/25/27	EUR	164,689	172,558
[3]	France	2.500%	9/24/27	EUR	70,000	76,008
[3]	France	2.750%	10/25/27	EUR	179,885	196,741
[3]	France	0.750%	2/25/28	EUR	173,278	177,584
[3]	France	0.750%	5/25/28	EUR	226,349	230,729
[3]	France	0.750%	11/25/28	EUR	191,509	193,200
[3]	France	2.750%	2/25/29	EUR	410,552	447,302
[3]	France	5.500%	4/25/29	EUR	136,812	165,991
[3]	France	0.500%	5/25/29	EUR	176,702	174,240
[3]	France	0.000%	11/25/29	EUR	190,770	181,026
[3]	France	2.750%	2/25/30	EUR	100,054	108,607
[3]	France	2.500%	5/25/30	EUR	150,946	161,930
[3]	France	0.000%	11/25/30	EUR	276,798	254,689
[3]	France	1.500%	5/25/31	EUR	112,885	113,155
[3]	France	0.000%	11/25/31	EUR	302,173	269,124
[3]	France	0.000%	5/25/32	EUR	192,980	168,931
[3]	France	5.750%	10/25/32	EUR	52,358	68,165
[3]	France	2.000%	11/25/32	EUR	149,763	151,735
[3]	France	3.000%	5/25/33	EUR	158,000	171,754
[3]	France	3.500%	11/25/33	EUR	226,070	254,702
[3]	France	1.250%	5/25/34	EUR	149,386	138,257
[3]	France	3.000%	11/25/34	EUR	90,000	96,887
[3]	France	4.750%	4/25/35	EUR	106,535	132,565
[3]	France	1.250%	5/25/36	EUR	142,099	125,882
[3]	France	1.250%	5/25/38	EUR	354,220	299,168
[3]	France	4.000%	10/25/38	EUR	35,596	41,764
73

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	France	1.750%	6/25/39	EUR	12,004	10,746
[3,7,8]	France	0.500%	5/25/40	EUR	88,590	63,273
[3]	France	4.500%	4/25/41	EUR	135,883	168,704
[3]	France	2.500%	5/25/43	EUR	79,278	75,172
[3]	France	0.500%	6/25/44	EUR	123,736	79,373
[3]	France	3.250%	5/25/45	EUR	93,842	99,247
[3]	France	2.000%	5/25/48	EUR	109,121	90,607
[3]	France	3.000%	6/25/49	EUR	54,438	54,504
[3]	France	1.500%	5/25/50	EUR	130,205	93,998
[3]	France	0.750%	5/25/52	EUR	105,268	59,358
[3]	France	0.750%	5/25/53	EUR	123,989	68,299
[3]	France	3.000%	5/25/54	EUR	121,133	117,798
[3]	France	4.000%	4/25/55	EUR	58,409	68,255
[3]	France	3.250%	5/25/55	EUR	111,463	113,259
[3]	France	4.000%	4/25/60	EUR	38,756	45,596
[3]	France	1.750%	5/25/66	EUR	66,794	45,618
[3]	France	0.500%	5/25/72	EUR	44,906	17,611
	Gestion Securite de Stocks Securite SA	3.375%	6/29/30	EUR	5,000	5,494
	Ile-de-France Mobilites	3.500%	10/4/39	EUR	4,000	4,302
	Ile-de-France Mobilites	0.950%	5/28/41	EUR	1,900	1,375
	Ile-de-France Mobilites	1.275%	2/14/42	EUR	10,700	8,102
	Ile-de-France Mobilites	3.450%	6/25/49	EUR	8,500	8,811
	Regie Autonome des Transports Parisiens EPIC	0.875%	5/25/27	EUR	1,500	1,556
	Regie Autonome des Transports Parisiens EPIC	1.875%	5/25/32	EUR	5,300	5,223
	Region of Ile de France	0.625%	4/23/27	EUR	2,500	2,576
	Region of Ile de France	0.000%	4/20/28	EUR	2,500	2,462
	Region of Ile de France	0.100%	7/2/30	EUR	5,100	4,689
	Region of Ile de France	2.900%	4/30/31	EUR	6,000	6,421
	Region of Ile de France	1.375%	6/20/33	EUR	3,000	2,795
	SFIL SA	0.050%	6/4/29	EUR	23,300	22,217
	SFIL SA	3.250%	11/25/30	EUR	5,000	5,492
	SNCF Reseau	2.625%	12/29/25	EUR	2,300	2,497
	SNCF Reseau	3.125%	10/25/28	EUR	3,400	3,717
	SNCF Reseau	5.250%	12/7/28	GBP	8,708	11,468
	SNCF Reseau	0.875%	1/22/29	EUR	3,000	2,993
	SNCF Reseau	1.125%	5/25/30	EUR	14,300	14,022
	SNCF Reseau	1.000%	11/9/31	EUR	7,600	7,144
	SNCF Reseau	5.000%	10/10/33	EUR	7,891	9,654
	SNCF Reseau	5.250%	1/31/35	GBP	2,716	3,607
	SNCF Reseau	0.750%	5/25/36	EUR	10,900	8,785
	SNCF Reseau	1.500%	5/29/37	EUR	9,100	7,848
	SNCF Reseau	2.250%	12/20/47	EUR	6,300	5,169
	SNCF Reseau	2.000%	2/5/48	EUR	2,500	1,916
	SNCF Reseau	5.000%	3/11/52	GBP	2,574	3,107
	Societe Des Grands Projets EPIC	3.375%	5/25/45	EUR	5,000	5,213
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	5,200	5,289
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	14,500	13,167
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	23,200	20,776
	Societe Du Grand Paris EPIC	3.500%	5/25/43	EUR	5,600	5,940
	Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	7,000	4,493
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	8,500	6,207
	Societe Du Grand Paris EPIC	1.000%	11/26/51	EUR	16,800	9,854
	Societe Du Grand Paris EPIC	3.700%	5/25/53	EUR	3,300	3,565
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	5,100	2,184
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	9,300	4,136
	Societe Nationale SNCF SACA	0.875%	12/28/26	GBP	6,400	7,594
	Societe Nationale SNCF SACA	5.375%	3/18/27	GBP	4,134	5,346
	Societe Nationale SNCF SACA	1.500%	2/2/29	EUR	11,600	11,842
	Societe Nationale SNCF SACA	0.625%	4/17/30	EUR	6,800	6,506
	Societe Nationale SNCF SACA	0.227%	6/18/30	CHF	4,000	4,457
	Societe Nationale SNCF SACA	1.000%	5/25/40	EUR	14,900	11,021
	Societe Nationale SNCF SACA	0.875%	2/28/51	EUR	5,200	2,735
	UNEDIC ASSEO	0.625%	3/3/26	EUR	7,300	7,736
	UNEDIC ASSEO	0.100%	11/25/26	EUR	43,800	45,242
	UNEDIC ASSEO	1.250%	10/21/27	EUR	11,000	11,492
	UNEDIC ASSEO	0.500%	3/20/29	EUR	12,200	12,033
	UNEDIC ASSEO	0.250%	11/25/29	EUR	15,300	14,621
	UNEDIC ASSEO	0.000%	11/19/30	EUR	31,000	28,352
	UNEDIC ASSEO	1.750%	11/25/32	EUR	7,000	6,951
	UNEDIC ASSEO	1.250%	5/25/33	EUR	35,000	33,024
74

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	UNEDIC ASSEO	0.100%	5/25/34	EUR	25,400	20,863
	UNEDIC ASSEO	0.250%	7/16/35	EUR	12,400	9,986
	Ville de Paris	1.250%	1/12/32	EUR	10,000	9,459
	Ville de Paris	3.750%	6/22/48	EUR	5,000	5,463
						8,385,786
Germany (7.9%)
	Bundesobligation	0.000%	10/9/26	EUR	81,401	84,900
	Bundesobligation	0.000%	4/16/27	EUR	184,891	190,770
	Bundesobligation	1.300%	10/15/27	EUR	75,000	79,608
	Bundesobligation	2.200%	4/13/28	EUR	222,000	241,596
	Bundesobligation	2.400%	10/19/28	EUR	120,000	131,427
	Bundesobligation	2.100%	4/12/29	EUR	200,000	216,270
	Bundesschatzanweisungen	3.100%	12/12/25	EUR	180,000	197,186
	Bundesschatzanweisungen	2.900%	6/18/26	EUR	400,000	438,906
	Federal Republic of Germany	0.250%	2/15/27	EUR	115,138	120,021
	Federal Republic of Germany	0.500%	8/15/27	EUR	13,872	14,434
	Federal Republic of Germany	0.000%	11/15/27	EUR	109,252	111,376
	Federal Republic of Germany	5.625%	1/4/28	EUR	59,562	71,563
	Federal Republic of Germany	0.500%	2/15/28	EUR	123,946	127,990
	Federal Republic of Germany	0.250%	8/15/28	EUR	79,586	80,740
	Federal Republic of Germany	0.000%	11/15/28	EUR	125,465	125,321
	Federal Republic of Germany	0.250%	2/15/29	EUR	49,782	50,004
	Federal Republic of Germany	0.000%	8/15/29	EUR	66,233	65,056
	Federal Republic of Germany	2.100%	11/15/29	EUR	100,000	108,063
	Federal Republic of Germany	0.000%	2/15/30	EUR	60,000	58,260
	Federal Republic of Germany	2.400%	11/15/30	EUR	200,000	219,030
	Federal Republic of Germany	0.000%	2/15/31	EUR	5,458	5,174
	Federal Republic of Germany	0.000%	8/15/31	EUR	19,486	18,249
	Federal Republic of Germany	0.000%	2/15/32	EUR	136,674	126,319
	Federal Republic of Germany	1.700%	8/15/32	EUR	155,812	162,572
	Federal Republic of Germany	2.300%	2/15/33	EUR	115,429	125,420
	Federal Republic of Germany	2.300%	2/15/33	EUR	20,000	21,740
	Federal Republic of Germany	2.600%	8/15/33	EUR	65,933	73,229
	Federal Republic of Germany	2.200%	2/15/34	EUR	80,000	85,878
	Federal Republic of Germany	4.750%	7/4/34	EUR	39,707	51,940
	Federal Republic of Germany	2.600%	8/15/34	EUR	210,126	232,953
	Federal Republic of Germany	0.000%	5/15/35	EUR	148,581	125,541
	Federal Republic of Germany	0.000%	5/15/36	EUR	120,943	99,200
	Federal Republic of Germany	4.000%	1/4/37	EUR	90,040	113,172
	Federal Republic of Germany	1.000%	5/15/38	EUR	92,398	82,764
	Federal Republic of Germany	4.250%	7/4/39	EUR	45,000	58,816
	Federal Republic of Germany	4.750%	7/4/40	EUR	53,000	73,509
	Federal Republic of Germany	2.600%	5/15/41	EUR	15,000	16,272
	Federal Republic of Germany	3.250%	7/4/42	EUR	109,147	129,342
	Federal Republic of Germany	2.500%	7/4/44	EUR	106,968	114,347
	Federal Republic of Germany	2.500%	8/15/46	EUR	180,709	193,348
	Federal Republic of Germany	1.250%	8/15/48	EUR	128,421	106,921
	Federal Republic of Germany	0.000%	8/15/50	EUR	114,190	64,654
	Federal Republic of Germany	0.000%	8/15/50	EUR	35,000	19,847
	Federal Republic of Germany	0.000%	8/15/52	EUR	55,000	29,627
	Federal Republic of Germany	1.800%	8/15/53	EUR	216,355	197,974
	Federal Republic of Germany	2.500%	8/15/54	EUR	70,000	74,660
[9]	FMS Wertmanagement	0.375%	4/29/30	EUR	5,600	5,447
	Free and Hanseatic City of Hamburg	0.010%	6/15/28	EUR	7,500	7,472
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	7,686	7,021
	Free and Hanseatic City of Hamburg	0.250%	2/18/41	EUR	14,000	10,013
	Free State of Bavaria	0.030%	4/3/28	EUR	22,546	22,563
	Free State of Bavaria	0.150%	4/3/30	EUR	5,036	4,837
	Free State of Bavaria	0.010%	1/18/35	EUR	17,718	14,875
	Free State of Saxony	0.010%	10/15/27	EUR	2,500	2,535
	Free State of Saxony	0.010%	11/5/29	EUR	11,459	11,046
	Free State of Saxony	0.010%	12/17/35	EUR	15,751	12,733
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	2,049	2,062
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	18,449	17,360
	Investitionsbank Berlin	0.250%	2/3/32	EUR	10,000	9,141
[9]	KFW	4.125%	2/18/26	GBP	20,000	25,620
[9]	KFW	0.750%	2/19/26	CAD	3,295	2,292
[9]	KFW	0.375%	3/9/26	EUR	22,802	24,144
[9]	KFW	0.000%	6/15/26	EUR	38,607	40,362
75

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[9]	KFW	1.250%	7/31/26	GBP	39,838	48,488
[9]	KFW	3.200%	9/11/26	AUD	4,317	2,780
[9]	KFW	0.000%	9/30/26	EUR	22,766	23,649
[9]	KFW	2.000%	2/15/27	AUD	9,300	5,809
[9]	KFW	0.625%	2/22/27	EUR	19,471	20,334
[9]	KFW	0.000%	3/31/27	EUR	26,264	26,957
[9]	KFW	0.000%	4/30/27	EUR	55,297	56,662
[9]	KFW	1.250%	6/30/27	EUR	31,942	33,716
[9]	KFW	3.750%	7/30/27	GBP	6,000	7,622
[9]	KFW	2.375%	8/5/27	EUR	51,366	55,768
[9]	KFW	0.500%	9/15/27	EUR	17,400	17,917
[9]	KFW	2.750%	10/1/27	EUR	110,000	120,535
[9]	KFW	0.000%	12/15/27	EUR	13,876	14,000
[9]	KFW	0.625%	1/7/28	EUR	20,497	21,071
[9]	KFW	1.375%	2/2/28	SEK	56,730	5,167
[9]	KFW	2.750%	3/15/28	EUR	23,204	25,462
[9]	KFW	3.200%	3/15/28	AUD	14,325	9,076
[9]	KFW	0.750%	6/28/28	EUR	15,810	16,167
[9]	KFW	3.125%	10/10/28	EUR	68,285	75,923
[9]	KFW	4.875%	10/10/28	GBP	5,000	6,543
[9]	KFW	3.750%	1/9/29	GBP	26,856	33,739
[9]	KFW	0.750%	1/15/29	EUR	14,123	14,277
[9]	KFW	4.200%	2/8/29	AUD	5,000	3,254
[9]	KFW	2.625%	4/26/29	EUR	20,000	21,828
[9]	KFW	3.125%	6/7/30	EUR	19,562	21,898
[9]	KFW	0.000%	9/17/30	EUR	38,887	36,361
[9]	KFW	4.250%	10/1/30	GBP	15,000	19,171
[9]	KFW	0.000%	1/10/31	EUR	22,546	20,918
[9]	KFW	2.750%	2/20/31	EUR	45,498	49,819
[9]	KFW	4.650%	2/28/31	AUD	10,000	6,564
[9]	KFW	0.125%	1/9/32	EUR	28,014	25,531
[9]	KFW	2.875%	3/31/32	EUR	40,000	44,148
[9]	KFW	5.750%	6/7/32	GBP	5,380	7,504
[9]	KFW	2.750%	2/14/33	EUR	15,000	16,441
[9]	KFW	1.125%	5/9/33	EUR	4,148	3,975
[9]	KFW	2.875%	6/7/33	EUR	21,163	23,328
[9]	KFW	0.050%	9/29/34	EUR	13,002	10,829
[9]	KFW	1.375%	7/31/35	EUR	7,173	6,767
[9]	KFW	5.000%	6/9/36	GBP	3,735	4,980
[9]	KFW	1.250%	7/4/36	EUR	11,784	10,807
[9]	KFW	1.125%	3/31/37	EUR	21,007	18,787
[9]	KFW	4.700%	6/2/37	CAD	1,198	906
[9]	KFW	1.125%	6/15/37	EUR	5,124	4,555
[9]	KFW	2.600%	6/20/37	JPY	18,000	141
[9]	KFW	0.875%	7/4/39	EUR	28,937	23,910
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	5,124	5,349
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	5,124	5,269
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	16,396	14,675
	Land Baden-Wuerttemberg	3.000%	6/27/33	EUR	5,000	5,593
	Land Berlin	0.625%	3/20/26	EUR	5,096	5,409
	Land Berlin	0.625%	2/8/27	EUR	2,869	2,999
	Land Berlin	0.010%	5/18/27	EUR	18,140	18,563
	Land Berlin	1.250%	6/1/28	EUR	9,000	9,385
	Land Berlin	0.010%	10/26/28	EUR	13,835	13,659
	Land Berlin	0.010%	7/2/30	EUR	32,085	30,302
	Land Berlin	2.625%	1/24/31	EUR	15,000	16,369
	Land Berlin	0.750%	4/3/34	EUR	2,548	2,321
	Land Berlin	0.125%	6/4/35	EUR	5,124	4,231
	Land Berlin	1.375%	6/5/37	EUR	2,561	2,354
	Land Berlin	1.375%	8/27/38	EUR	2,561	2,305
	Land Berlin	0.050%	8/6/40	EUR	7,686	5,303
	Land Berlin	0.100%	1/18/41	EUR	23,561	16,288
	Land Berlin	3.000%	3/13/54	EUR	10,000	10,871
	Land Schleswig-Holstein Germany	0.010%	10/22/26	EUR	12,300	12,758
	Land Thueringen	0.200%	10/26/26	EUR	7,686	8,005
	Land Thueringen	0.500%	3/2/29	EUR	15,000	15,023
	Land Thueringen	0.250%	3/5/40	EUR	4,201	2,953
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	7,686	8,111
	Landeskreditbank Baden-Wuerttemberg Foerderbank	1.000%	12/15/26	GBP	20,000	23,999
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	2/25/27	EUR	7,500	7,798
76

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.750%	3/16/32	EUR	12,000	11,464
[9]	Landwirtschaftliche Rentenbank	0.000%	9/28/26	EUR	20,000	20,779
[9]	Landwirtschaftliche Rentenbank	0.875%	12/15/26	GBP	10,000	11,955
[9]	Landwirtschaftliche Rentenbank	0.100%	3/8/27	EUR	5,500	5,667
[9]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	2,390	1,511
[9]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	16,551	17,187
[9]	Landwirtschaftliche Rentenbank	0.000%	9/22/27	EUR	5,600	5,674
[9]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	5,124	5,206
[9]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	7,110	4,504
[9]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	5,110	5,068
[9]	Landwirtschaftliche Rentenbank	3.875%	2/9/29	GBP	10,000	12,612
[9]	Landwirtschaftliche Rentenbank	4.300%	2/14/29	AUD	9,100	5,941
[9]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	28,916	28,836
[9]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	16,701	15,977
[9]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	6,000	5,740
[9]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	1,944	1,912
[9]	Landwirtschaftliche Rentenbank	0.050%	1/31/31	EUR	14,941	13,840
[9]	Landwirtschaftliche Rentenbank	2.750%	2/16/32	EUR	18,500	20,228
	Niedersachsen Invest GmbH	0.250%	7/16/35	EUR	10,000	8,484
	NRW Bank	0.625%	2/11/26	EUR	7,686	8,159
	NRW Bank	0.500%	5/11/26	EUR	6,145	6,486
	NRW Bank	0.250%	9/28/26	EUR	3,049	3,179
	NRW Bank	0.625%	2/23/27	EUR	7,686	8,019
	NRW Bank	0.250%	3/16/27	EUR	2,895	2,987
	NRW Bank	0.125%	4/12/27	EUR	8,352	8,585
	NRW Bank	0.500%	9/13/27	EUR	7,686	7,913
	NRW Bank	0.625%	1/4/28	EUR	3,587	3,688
	NRW Bank	0.375%	5/16/29	EUR	3,715	3,656
	NRW Bank	0.125%	2/4/30	EUR	25,000	23,902
	NRW Bank	0.875%	4/12/34	EUR	4,669	4,291
	NRW Bank	2.875%	7/25/34	EUR	15,000	16,379
	NRW Bank	0.100%	7/9/35	EUR	8,697	7,068
	NRW Bank	0.500%	6/17/41	EUR	3,000	2,165
	NRW Bank	1.250%	5/13/49	EUR	5,124	3,762
	State of Brandenburg	0.010%	6/26/28	EUR	2,104	2,098
	State of Brandenburg	0.050%	7/1/31	EUR	12,363	11,439
	State of Brandenburg	1.125%	7/4/33	EUR	3,000	2,889
	State of Brandenburg	3.000%	7/20/33	EUR	7,000	7,820
	State of Brandenburg	0.750%	8/8/36	EUR	5,124	4,451
	State of Brandenburg	1.450%	11/26/38	EUR	7,225	6,338
	State of Bremen	3.000%	3/2/33	EUR	9,000	10,080
	State of Bremen	1.500%	11/12/38	EUR	2,526	2,303
	State of Bremen	1.000%	5/27/39	EUR	6,403	5,413
	State of Bremen	0.500%	5/6/41	EUR	5,260	3,906
	State of Bremen	0.550%	2/4/50	EUR	20,198	12,419
	State of Hesse	0.375%	7/6/26	EUR	30,693	32,261
	State of Hesse	0.625%	8/2/28	EUR	5,124	5,209
	State of Hesse	0.010%	3/11/30	EUR	8,821	8,406
	State of Hesse	0.000%	11/8/30	EUR	12,810	11,961
	State of Hesse	0.125%	10/10/31	EUR	7,400	6,798
	State of Hesse	1.300%	10/10/33	EUR	4,099	3,959
	State of Hesse	2.750%	1/10/34	EUR	18,000	19,674
	State of Hesse	2.625%	8/25/34	EUR	10,000	10,780
	State of Lower Saxony	0.375%	1/9/26	EUR	10,600	11,250
	State of Lower Saxony	0.010%	9/8/26	EUR	12,731	13,246
	State of Lower Saxony	0.000%	2/11/27	EUR	6,000	6,176
	State of Lower Saxony	0.010%	11/25/27	EUR	33,879	34,234
	State of Lower Saxony	0.750%	2/15/28	EUR	7,686	7,914
	State of Lower Saxony	0.010%	2/19/29	EUR	10,002	9,791
	State of Lower Saxony	0.375%	5/14/29	EUR	3,074	3,043
	State of Lower Saxony	0.125%	1/10/30	EUR	5,124	4,932
	State of Lower Saxony	0.010%	8/13/30	EUR	13,307	12,520
	State of Lower Saxony	0.010%	1/10/31	EUR	4,669	4,347
	State of Lower Saxony	0.050%	3/9/35	EUR	28,026	23,213
	State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	7,686	8,183
	State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	34,890	36,831
	State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	5,124	5,418
	State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	10,453	10,873
	State of North Rhine-Westphalia Germany	0.200%	3/31/27	EUR	17,695	18,240
	State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	14,348	14,849
77

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	3,119	3,050
	State of North Rhine-Westphalia Germany	2.750%	1/15/32	EUR	20,000	21,906
	State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	14,652	15,566
	State of North Rhine-Westphalia Germany	2.900%	6/7/33	EUR	74,000	81,707
	State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	20,755	16,666
	State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	7,173	6,596
	State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	3,000	2,804
	State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	12,776	9,790
	State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	1,742	1,545
	State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	8,427	6,278
	State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	2,561	2,142
	State of North Rhine-Westphalia Germany	1.000%	10/16/46	EUR	10,735	7,842
	State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	12,800	10,785
	State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	5,124	4,208
	State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	19,779	13,156
	State of North Rhine-Westphalia Germany	0.375%	9/2/50	EUR	15,000	8,543
	State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	16,266	8,571
	State of North Rhine-Westphalia Germany	0.500%	1/15/52	EUR	8,970	5,129
	State of North Rhine-Westphalia Germany	2.900%	1/15/53	EUR	1,320	1,382
	State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	14,734	11,742
	State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	4,932	3,825
	State of North Rhine-Westphalia Germany	3.400%	3/7/73	EUR	7,000	8,376
	State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	10,515	8,442
	State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	9,512	7,812
	State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	10,651	6,380
	State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	15,344	7,745
	State of North Rhine-Westphalia Germany	1.450%	1/19/22	EUR	4,202	2,606
	State of Rhineland-Palatinate	0.100%	8/18/26	EUR	5,124	5,350
	State of Rhineland-Palatinate	0.375%	1/26/27	EUR	5,124	5,328
	State of Rhineland-Palatinate	0.700%	1/26/28	EUR	5,124	5,275
	State of Rhineland-Palatinate	0.750%	2/23/32	EUR	45,433	43,515
	State of Rhineland-Palatinate	0.375%	3/10/51	EUR	6,012	3,465
	State of Saxony-Anhalt	0.750%	1/29/29	EUR	6,000	6,086
	State of Saxony-Anhalt	0.000%	3/10/31	EUR	7,250	6,747
	State of Saxony-Anhalt	2.950%	6/20/33	EUR	8,800	9,851
	State of Saxony-Anhalt	3.150%	2/6/54	EUR	6,000	6,862
	State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	13,442	14,184
	State of Schleswig-Holstein Germany	1.375%	7/14/27	EUR	15,000	15,869
	State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	3,509	3,557
	State of Schleswig-Holstein Germany	0.010%	11/26/29	EUR	13,669	13,153
	State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	1,502	1,426
	State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	2,574	2,375
	State of Schleswig-Holstein Germany	3.000%	8/16/33	EUR	10,000	11,177
	State of Schleswig-Holstein Germany	2.875%	5/30/34	EUR	15,000	16,571
						7,790,961
Greece (0.3%)
[3]	Hellenic Republic	3.875%	6/15/28	EUR	58,342	66,211
[3]	Hellenic Republic	1.500%	6/18/30	EUR	9,716	9,807
	Hellenic Republic	3.900%	1/30/33	EUR	30,000	34,340
[3]	Hellenic Republic	4.250%	6/15/33	EUR	17,716	20,783
[3]	Hellenic Republic	3.375%	6/15/34	EUR	559	612
	Hellenic Republic	4.000%	1/30/37	EUR	9,504	10,878
[3]	Hellenic Republic	4.375%	7/18/38	EUR	18,232	21,320
	Hellenic Republic	4.200%	1/30/42	EUR	20,375	23,342
[3]	Hellenic Republic	1.875%	1/24/52	EUR	41,034	30,396
[3]	Hellenic Republic	4.125%	6/15/54	EUR	47,324	52,306
						269,995
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	1.680%	1/21/26	HKD	5,050	638
	Hong Kong Government Bond Programme	3.375%	6/7/27	EUR	5,000	5,510
	Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	3,000	369
	Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	61,150	7,559
	Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	40,250	4,959
	Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	3,250	387
	Hong Kong Government Bond Programme	3.750%	6/7/32	EUR	5,000	5,609
	Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	94,000	11,042
						36,073
78

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hungary (0.2%)
Republic of Hungary	1.000%	11/26/25	HUF	1,919,870	4,892
Republic of Hungary	1.500%	4/22/26	HUF	5,563,460	13,920
Republic of Hungary	2.750%	12/22/26	HUF	3,546,820	8,797
Republic of Hungary	5.000%	2/22/27	EUR	3,245	3,658
Republic of Hungary	1.750%	10/10/27	EUR	2,254	2,336
Republic of Hungary	3.000%	10/27/27	HUF	10,167,150	24,543
Republic of Hungary	4.500%	3/23/28	HUF	15,525,090	38,815
Republic of Hungary	0.125%	9/21/28	EUR	3,522	3,372
Republic of Hungary	6.750%	10/22/28	HUF	2,390,670	6,396
Republic of Hungary	2.000%	5/23/29	HUF	2,058,080	4,507
Republic of Hungary	4.000%	7/25/29	EUR	36,480	40,058
Republic of Hungary	3.000%	8/21/30	HUF	11,004,490	24,304
Republic of Hungary	3.250%	10/22/31	HUF	484,810	1,047
Republic of Hungary	1.625%	4/28/32	EUR	12,262	11,234
Republic of Hungary	4.750%	11/24/32	HUF	5,500,000	12,782
Republic of Hungary	2.250%	4/20/33	HUF	4,559,780	8,638
Republic of Hungary	5.375%	9/12/33	EUR	4,988	5,756
Republic of Hungary	1.750%	6/5/35	EUR	1,131	951
Republic of Hungary	3.000%	10/27/38	HUF	3,531,000	6,135
Republic of Hungary	3.000%	4/25/41	HUF	3,970,350	6,456
Republic of Hungary	1.500%	11/17/50	EUR	3,819	2,303
					230,900
Iceland (0.0%)
Republic of Iceland	0.625%	6/3/26	EUR	2,310	2,430
Indonesia (1.1%)
Indonesia Treasury Bond	7.250%	2/15/26	IDR	143,913,000	9,238
Indonesia Treasury Bond	5.500%	4/15/26	IDR	664,399,000	41,627
Indonesia Treasury Bond	8.375%	9/15/26	IDR	344,475,000	22,585
Indonesia Treasury Bond	5.125%	4/15/27	IDR	348,269,000	21,457
Indonesia Treasury Bond	7.000%	5/15/27	IDR	761,037,000	48,895
Indonesia Treasury Bond	6.125%	5/15/28	IDR	736,413,000	46,169
Indonesia Treasury Bond	6.375%	8/15/28	IDR	670,000,000	42,209
Indonesia Treasury Bond	9.000%	3/15/29	IDR	25,516,000	1,764
Indonesia Treasury Bond	6.875%	4/15/29	IDR	800,000,000	51,241
Indonesia Treasury Bond	8.250%	5/15/29	IDR	629,199,000	42,543
Indonesia Treasury Bond	7.000%	9/15/30	IDR	750,587,000	48,380
Indonesia Treasury Bond	6.500%	2/15/31	IDR	646,998,000	40,602
Indonesia Treasury Bond	8.750%	5/15/31	IDR	143,138,000	10,049
Indonesia Treasury Bond	6.375%	4/15/32	IDR	726,872,000	45,142
Indonesia Treasury Bond	7.500%	8/15/32	IDR	286,121,000	18,968
Indonesia Treasury Bond	7.000%	2/15/33	IDR	867,143,000	55,859
Indonesia Treasury Bond	6.625%	5/15/33	IDR	928,627,000	58,611
Indonesia Treasury Bond	6.625%	2/15/34	IDR	384,639,000	24,127
Indonesia Treasury Bond	8.375%	3/15/34	IDR	472,741,000	33,086
Indonesia Treasury Bond	7.500%	6/15/35	IDR	549,847,000	36,388
Indonesia Treasury Bond	6.750%	7/15/35	IDR	350,000,000	22,011
Indonesia Treasury Bond	8.250%	5/15/36	IDR	398,139,000	27,866
Indonesia Treasury Bond	9.750%	5/15/37	IDR	66,511,000	5,227
Indonesia Treasury Bond	7.500%	5/15/38	IDR	435,166,000	28,846
Indonesia Treasury Bond	7.125%	6/15/38	IDR	220,000,000	14,088
Indonesia Treasury Bond	8.375%	4/15/39	IDR	316,832,000	22,675
Indonesia Treasury Bond	7.500%	4/15/40	IDR	598,682,000	39,753
Indonesia Treasury Bond	9.500%	5/15/41	IDR	81,900,000	6,464
Indonesia Treasury Bond	7.125%	6/15/42	IDR	530,449,000	34,140
Indonesia Treasury Bond	7.125%	6/15/43	IDR	670,000,000	42,877
Indonesia Treasury Bond	7.375%	5/15/48	IDR	388,193,000	25,767
Indonesia Treasury Bond	6.875%	8/15/51	IDR	332,981,000	20,908
Indonesia Treasury Bond	6.875%	7/15/54	IDR	350,000,000	21,981
Republic of Indonesia	0.740%	5/26/26	JPY	300,000	1,961
Republic of Indonesia	1.450%	9/18/26	EUR	2,224	2,330
Republic of Indonesia	0.900%	2/14/27	EUR	7,195	7,387
Republic of Indonesia	3.750%	6/14/28	EUR	9,561	10,519
Republic of Indonesia	1.000%	7/28/29	EUR	4,429	4,309
Republic of Indonesia	1.100%	3/12/33	EUR	4,791	4,250
					1,042,299
79

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ireland (0.5%)
Republic of Ireland	1.000%	5/15/26	EUR	47,116	50,257
Republic of Ireland	0.200%	5/15/27	EUR	61,450	63,501
Republic of Ireland	0.900%	5/15/28	EUR	32,172	33,356
Republic of Ireland	1.100%	5/15/29	EUR	25,620	26,330
Republic of Ireland	0.200%	10/18/30	EUR	68,768	65,493
Republic of Ireland	0.000%	10/18/31	EUR	54,640	49,965
Republic of Ireland	0.350%	10/18/32	EUR	32,683	29,943
Republic of Ireland	1.300%	5/15/33	EUR	10,453	10,252
Republic of Ireland	2.600%	10/18/34	EUR	37,243	40,166
Republic of Ireland	0.400%	5/15/35	EUR	11,459	9,813
Republic of Ireland	0.550%	4/22/41	EUR	61,283	46,081
Republic of Ireland	3.000%	10/18/43	EUR	20,000	22,048
Republic of Ireland	2.000%	2/18/45	EUR	13,159	12,328
Republic of Ireland	1.500%	5/15/50	EUR	36,374	29,752
					489,285
Isle of Man (0.0%)
Isle of Man	1.625%	9/14/51	GBP	4,968	2,988
Israel (0.3%)
State of Israel	6.250%	10/30/26	ILS	28,757	7,951
State of Israel	1.500%	1/18/27	EUR	13,151	13,475
State of Israel	2.000%	3/31/27	ILS	82,667	20,867
State of Israel	2.250%	9/28/28	ILS	116,708	28,635
State of Israel	1.500%	1/16/29	EUR	5,561	5,427
State of Israel	3.750%	2/28/29	ILS	113,995	29,474
State of Israel	1.000%	3/31/30	ILS	120,127	26,603
State of Israel	0.625%	1/18/32	EUR	16,532	13,844
State of Israel	1.300%	4/30/32	ILS	133,000	27,987
State of Israel	4.000%	3/30/35	ILS	134,269	33,526
State of Israel	1.500%	5/31/37	ILS	93,550	17,052
State of Israel	5.500%	1/31/42	ILS	33,676	9,494
State of Israel	3.750%	3/31/47	ILS	92,481	20,153
State of Israel	2.500%	1/16/49	EUR	1,281	1,070
State of Israel	2.800%	11/29/52	ILS	109,870	18,883
					274,441
Italy (6.8%)
Acquirente Unico SpA	2.800%	2/20/26	EUR	4,000	4,312
AMCO - Asset Management Co. SpA	2.250%	7/17/27	EUR	8,958	9,472
AMCO - Asset Management Co. SpA	0.750%	4/20/28	EUR	7,448	7,406
Cassa Depositi e Prestiti SpA	1.875%	2/7/26	EUR	2,500	2,680
Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	7,600	8,057
Cassa Depositi e Prestiti SpA	3.625%	1/13/30	EUR	5,000	5,491
Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	8,600	8,275
Cassa Depositi e Prestiti SpA	3.875%	7/12/31	EUR	5,000	5,513
Italy Buoni Poliennali Del Tesoro	3.500%	1/15/26	EUR	99,650	109,288
Italy Buoni Poliennali Del Tesoro	3.200%	1/28/26	EUR	349,979	382,526
Italy Buoni Poliennali Del Tesoro	0.000%	4/1/26	EUR	50,000	52,355
Italy Buoni Poliennali Del Tesoro	3.800%	4/15/26	EUR	171,912	189,716
Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	47,626	49,490
Italy Buoni Poliennali Del Tesoro	3.100%	8/28/26	EUR	50,370	55,107
Italy Buoni Poliennali Del Tesoro	3.850%	9/15/26	EUR	60,000	66,565
Italy Buoni Poliennali Del Tesoro	0.850%	1/15/27	EUR	69,546	72,726
Italy Buoni Poliennali Del Tesoro	2.950%	2/15/27	EUR	90,000	98,330
Italy Buoni Poliennali Del Tesoro	1.100%	4/1/27	EUR	101,436	106,268
Italy Buoni Poliennali Del Tesoro	2.200%	6/1/27	EUR	32,000	34,407
Italy Buoni Poliennali Del Tesoro	3.450%	7/15/27	EUR	60,067	66,430
Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	65,766	70,329
Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	53,475	55,360
Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	45,150	54,412
Italy Buoni Poliennali Del Tesoro	2.650%	12/1/27	EUR	126,036	136,543
Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	125,426	125,420
Italy Buoni Poliennali Del Tesoro	3.400%	4/1/28	EUR	175,391	194,168
Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	53,889	53,906
Italy Buoni Poliennali Del Tesoro	3.800%	8/1/28	EUR	188,875	212,184
Italy Buoni Poliennali Del Tesoro	4.100%	2/1/29	EUR	180,000	204,754
Italy Buoni Poliennali Del Tesoro	2.800%	6/15/29	EUR	221,952	239,500
Italy Buoni Poliennali Del Tesoro	3.350%	7/1/29	EUR	170,000	187,672
Italy Buoni Poliennali Del Tesoro	3.000%	10/1/29	EUR	152,735	165,782
80

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	52,219	58,178
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	69,175	68,880
	Italy Buoni Poliennali Del Tesoro	3.700%	6/15/30	EUR	68,242	76,399
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/30	EUR	65,523	63,248
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	83,599	83,429
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	2/15/31	EUR	95,581	105,641
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	113,029	106,751
	Italy Buoni Poliennali Del Tesoro	6.000%	5/1/31	EUR	57,097	72,457
	Italy Buoni Poliennali Del Tesoro	3.450%	7/15/31	EUR	122,438	134,767
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	28,621	26,269
[3]	Italy Buoni Poliennali Del Tesoro	3.150%	11/15/31	EUR	150,382	161,770
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/31	EUR	70,000	65,250
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	53,714	52,422
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/32	EUR	84,388	77,559
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/32	EUR	60,997	62,553
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/33	EUR	100,845	128,221
	Italy Buoni Poliennali Del Tesoro	4.400%	5/1/33	EUR	38,449	44,997
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	35,354	35,742
	Italy Buoni Poliennali Del Tesoro	4.350%	11/1/33	EUR	214,045	249,078
	Italy Buoni Poliennali Del Tesoro	4.200%	3/1/34	EUR	107,000	122,904
	Italy Buoni Poliennali Del Tesoro	3.850%	7/1/34	EUR	159,153	177,517
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/34	EUR	19,080	23,283
	Italy Buoni Poliennali Del Tesoro	3.850%	2/1/35	EUR	78,091	86,673
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	60,798	64,981
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	4/30/35	EUR	49,676	56,264
[3]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/36	EUR	73,981	64,234
[3]	Italy Buoni Poliennali Del Tesoro	2.250%	9/1/36	EUR	20,000	18,834
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	8,594	9,670
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	59,952	47,615
[3]	Italy Buoni Poliennali Del Tesoro	4.050%	10/30/37	EUR	61,623	69,054
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/38	EUR	139,600	142,899
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/38	EUR	45,000	46,063
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	11,971	11,843
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	EUR	86,507	105,808
[3]	Italy Buoni Poliennali Del Tesoro	4.150%	10/1/39	EUR	20,000	22,291
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	57,451	56,785
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	58,949	72,070
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	58,187	47,163
[3]	Italy Buoni Poliennali Del Tesoro	4.450%	9/1/43	EUR	129,982	148,598
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	33,601	40,172
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	47,279	33,961
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	60,807	58,865
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/47	EUR	54,235	47,798
[3]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/48	EUR	66,690	66,157
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	102,843	108,238
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	79,209	64,566
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	60,444	41,482
[3]	Italy Buoni Poliennali Del Tesoro	4.500%	10/1/53	EUR	25,828	29,726
[3]	Italy Buoni Poliennali Del Tesoro	4.300%	10/1/54	EUR	96,384	106,368
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	43,717	36,234
	Republic of Italy	6.000%	8/4/28	GBP	6,098	8,010
						6,744,181
Japan (11.9%)
	Aichi Prefecture	0.001%	10/15/26	JPY	100,000	651
	Aichi Prefecture	0.050%	9/20/29	JPY	100,000	638
	Aichi Prefecture	0.150%	9/20/30	JPY	100,000	637
	Aichi Prefecture	0.772%	9/20/33	JPY	300,000	1,950
	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	166,300	1,088
	Development Bank of Japan Inc.	0.810%	3/19/59	JPY	200,000	793
	Fukuoka Prefecture	0.432%	6/18/49	JPY	350,000	1,556
	Hyogo Prefecture	1.020%	7/13/29	JPY	850,000	5,692
	Hyogo Prefecture	1.400%	9/8/34	JPY	200,000	1,361
	Japan	0.100%	11/1/25	JPY	5,000,000	32,845
	Japan	0.005%	12/1/25	JPY	5,000,000	32,798
	Japan	0.100%	12/20/25	JPY	6,691,100	43,927
	Japan	0.300%	12/20/25	JPY	7,931,800	52,188
	Japan	2.000%	12/20/25	JPY	1,711,450	11,475
	Japan	0.100%	1/1/26	JPY	12,500,000	82,050
	Japan	0.100%	2/1/26	JPY	9,000,000	59,055
81

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	0.200%	3/1/26	JPY	10,000,000	65,680
	Japan	0.005%	3/20/26	JPY	10,355,750	67,820
	Japan	0.100%	3/20/26	JPY	2,613,300	17,137
	Japan	2.100%	3/20/26	JPY	440,650	2,969
	Japan	2.200%	3/20/26	JPY	409,950	2,766
	Japan	0.200%	4/1/26	JPY	11,000,000	72,222
	Japan	0.300%	5/1/26	JPY	12,000,000	78,876
	Japan	0.400%	6/1/26	JPY	8,000,000	52,649
	Japan	0.005%	6/20/26	JPY	10,821,400	70,758
	Japan	0.100%	6/20/26	JPY	2,784,100	18,232
	Japan	0.400%	7/1/26	JPY	10,000,000	65,794
	Japan	0.400%	8/1/26	JPY	11,000,000	72,362
	Japan	0.400%	9/1/26	JPY	14,000,000	92,083
	Japan	0.005%	9/20/26	JPY	5,865,650	38,303
	Japan	0.100%	9/20/26	JPY	3,558,700	23,279
	Japan	2.200%	9/20/26	JPY	1,530,700	10,407
	Japan	2.300%	9/20/26	JPY	17,900	122
	Japan	0.400%	10/1/26	JPY	8,000,000	52,621
[10]	Japan	0.500%	11/1/26	JPY	10,000,000	65,897
	Japan	0.005%	12/20/26	JPY	9,699,800	63,268
	Japan	0.100%	12/20/26	JPY	8,358,350	54,628
	Japan	2.100%	12/20/26	JPY	2,562,050	17,457
	Japan	0.005%	3/20/27	JPY	8,990,650	58,584
	Japan	0.100%	3/20/27	JPY	8,316,950	54,312
	Japan	0.100%	3/20/27	JPY	5,331,150	34,815
	Japan	2.000%	3/20/27	JPY	512,400	3,497
	Japan	2.100%	3/20/27	JPY	179,300	1,227
	Japan	0.005%	6/20/27	JPY	8,482,000	55,203
	Japan	0.100%	6/20/27	JPY	5,347,850	34,891
	Japan	2.100%	6/20/27	JPY	1,000,000	6,868
	Japan	2.300%	6/20/27	JPY	1,010,200	6,972
	Japan	0.100%	9/20/27	JPY	7,584,000	49,423
	Japan	0.100%	9/20/27	JPY	6,850,000	44,642
	Japan	2.200%	9/20/27	JPY	1,007,650	6,965
	Japan	0.100%	12/20/27	JPY	8,264,400	53,794
	Japan	0.200%	12/20/27	JPY	5,000,000	32,651
	Japan	2.100%	12/20/27	JPY	2,988,300	20,671
	Japan	0.100%	3/20/28	JPY	8,412,050	54,684
	Japan	0.100%	3/20/28	JPY	7,418,550	48,227
	Japan	0.200%	3/20/28	JPY	5,600,000	36,528
	Japan	2.200%	3/20/28	JPY	3,824,050	26,628
	Japan	2.400%	3/20/28	JPY	2,997,600	21,003
	Japan	0.100%	6/20/28	JPY	8,595,250	55,793
	Japan	0.100%	6/20/28	JPY	7,226,400	46,908
	Japan	0.200%	6/20/28	JPY	4,117,200	26,823
	Japan	0.300%	6/20/28	JPY	6,200,000	40,538
	Japan	2.300%	6/20/28	JPY	760,000	5,328
	Japan	2.400%	6/20/28	JPY	1,282,800	9,023
	Japan	0.100%	9/20/28	JPY	6,030,450	39,084
	Japan	0.300%	9/20/28	JPY	6,000,000	39,189
	Japan	0.400%	9/20/28	JPY	4,500,000	29,504
	Japan	2.100%	9/20/28	JPY	3,139,100	21,929
	Japan	2.200%	9/20/28	JPY	614,850	4,311
	Japan	0.100%	12/20/28	JPY	4,828,750	31,242
	Japan	0.200%	12/20/28	JPY	10,500,000	68,216
	Japan	0.300%	12/20/28	JPY	3,000,000	19,564
	Japan	0.300%	12/20/28	JPY	3,000,000	19,570
	Japan	0.400%	12/20/28	JPY	4,500,000	29,472
	Japan	1.900%	12/20/28	JPY	3,709,800	25,792
	Japan	2.100%	12/20/28	JPY	307,400	2,154
	Japan	0.100%	3/20/29	JPY	8,564,400	55,298
	Japan	0.400%	3/20/29	JPY	6,000,000	39,253
	Japan	0.500%	3/20/29	JPY	7,000,000	45,983
	Japan	0.600%	3/20/29	JPY	7,000,000	46,189
	Japan	1.900%	3/20/29	JPY	2,126,500	14,817
	Japan	2.100%	3/20/29	JPY	2,312,500	16,243
	Japan	0.100%	6/20/29	JPY	5,856,400	37,745
	Japan	0.400%	6/20/29	JPY	6,500,000	42,470
	Japan	0.500%	6/20/29	JPY	2,000,000	13,124
	Japan	0.500%	6/20/29	JPY	6,000,000	39,377
82

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.600%	6/20/29	JPY	4,000,000	26,375
Japan	2.100%	6/20/29	JPY	2,833,600	19,960
Japan	0.100%	9/20/29	JPY	5,603,400	36,043
Japan	0.600%	9/20/29	JPY	9,000,000	59,300
Japan	2.100%	9/20/29	JPY	3,705,350	26,175
Japan	2.800%	9/20/29	JPY	1,383,450	10,075
Japan	0.100%	12/20/29	JPY	5,851,550	37,584
Japan	2.100%	12/20/29	JPY	3,843,100	27,236
Japan	2.200%	12/20/29	JPY	2,941,200	20,941
Japan	2.100%	3/20/30	JPY	6,340,950	45,087
Japan	2.200%	3/20/30	JPY	3,228,150	23,063
Japan	2.300%	5/20/30	JPY	87,100	627
Japan	0.100%	6/20/30	JPY	5,053,050	32,364
Japan	1.600%	6/20/30	JPY	292,050	2,030
Japan	1.800%	6/20/30	JPY	20,450	144
Japan	2.000%	6/20/30	JPY	2,562,050	18,181
Japan	0.100%	9/20/30	JPY	4,406,850	28,174
Japan	1.800%	9/20/30	JPY	717,350	5,051
Japan	1.900%	9/20/30	JPY	2,239,250	15,849
Japan	0.100%	12/20/30	JPY	2,808,400	17,924
Japan	2.000%	12/20/30	JPY	2,837,200	20,242
Japan	2.100%	12/20/30	JPY	5,436,400	38,997
Japan	0.100%	3/20/31	JPY	4,480,300	28,531
Japan	1.900%	3/20/31	JPY	3,074,450	21,856
Japan	2.000%	3/20/31	JPY	6,241,250	44,624
Japan	2.200%	3/20/31	JPY	4,556,200	32,952
Japan	1.800%	6/20/31	JPY	3,185,250	22,550
Japan	1.900%	6/20/31	JPY	5,348,850	38,092
Japan	0.100%	9/20/31	JPY	2,677,250	16,971
Japan	1.700%	9/20/31	JPY	7,040,350	49,618
Japan	1.800%	9/20/31	JPY	6,581,550	46,671
Japan	0.100%	12/20/31	JPY	4,544,700	28,730
Japan	1.700%	12/20/31	JPY	4,833,200	34,106
Japan	1.800%	12/20/31	JPY	8,444,650	59,972
Japan	0.200%	3/20/32	JPY	1,000,000	6,353
Japan	1.600%	3/20/32	JPY	3,586,150	25,161
Japan	1.700%	3/20/32	JPY	2,639,700	18,649
Japan	1.800%	3/20/32	JPY	5,379,000	38,253
Japan	0.200%	6/20/32	JPY	3,319,550	21,024
Japan	1.500%	6/20/32	JPY	2,228,150	15,531
Japan	1.600%	6/20/32	JPY	3,792,600	26,625
Japan	1.700%	6/20/32	JPY	3,000,000	21,204
Japan	0.200%	9/20/32	JPY	3,000,000	18,953
Japan	1.700%	9/20/32	JPY	8,517,100	60,263
Japan	1.800%	11/22/32	JPY	800,000	5,703
Japan	0.500%	12/20/32	JPY	4,500,000	29,037
Japan	1.700%	12/20/32	JPY	6,254,400	44,259
Japan	1.800%	12/20/32	JPY	4,074,450	29,050
Japan	0.500%	3/20/33	JPY	7,007,450	45,107
Japan	1.100%	3/20/33	JPY	800,000	5,408
Japan	1.500%	3/20/33	JPY	6,311,250	44,010
Japan	1.600%	3/20/33	JPY	5,101,150	35,835
Japan	0.400%	6/20/33	JPY	14,355,600	91,354
Japan	1.700%	6/20/33	JPY	1,294,250	9,163
Japan	1.700%	6/20/33	JPY	6,138,450	43,458
Japan	0.800%	9/20/33	JPY	15,960,050	104,848
Japan	1.700%	9/20/33	JPY	7,838,600	55,485
Japan	0.600%	12/20/33	JPY	22,050,000	141,867
Japan	0.700%	12/20/33	JPY	2,000,000	12,981
Japan	1.600%	12/20/33	JPY	7,503,300	52,630
Japan	2.000%	12/20/33	JPY	256,200	1,856
Japan	0.800%	3/20/34	JPY	25,000,000	163,265
Japan	1.000%	3/20/34	JPY	3,000,000	19,960
Japan	1.500%	3/20/34	JPY	5,500,000	38,205
Japan	2.400%	3/20/34	JPY	1,895,900	14,181
Japan	1.100%	6/20/34	JPY	25,276,250	169,218
Japan	1.500%	6/20/34	JPY	8,276,150	57,411
Japan	2.500%	6/20/34	JPY	1,031,450	7,779
Japan	0.900%	9/20/34	JPY	10,000,000	65,545
Japan	1.400%	9/20/34	JPY	11,128,950	76,388
83

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.500%	9/20/34	JPY	1,004,950	7,584
Japan	1.200%	12/20/34	JPY	9,566,650	64,354
Japan	2.400%	12/20/34	JPY	1,178,550	8,824
Japan	1.200%	3/20/35	JPY	10,380,300	69,664
Japan	2.300%	3/20/35	JPY	1,281,000	9,510
Japan	1.300%	6/20/35	JPY	7,640,850	51,663
Japan	2.300%	6/20/35	JPY	1,834,450	13,615
Japan	1.200%	9/20/35	JPY	9,898,000	66,134
Japan	2.500%	9/20/35	JPY	512,400	3,873
Japan	1.000%	12/20/35	JPY	9,160,050	59,783
Japan	2.300%	12/20/35	JPY	1,286,150	9,543
Japan	0.400%	3/20/36	JPY	7,084,800	43,128
Japan	2.500%	3/20/36	JPY	1,131,400	8,557
Japan	0.200%	6/20/36	JPY	7,397,900	43,766
Japan	2.500%	6/20/36	JPY	2,242,950	16,961
Japan	0.500%	9/20/36	JPY	13,247,850	80,893
Japan	2.500%	9/20/36	JPY	307,400	2,325
Japan	0.600%	12/20/36	JPY	9,445,400	58,124
Japan	2.300%	12/20/36	JPY	414,050	3,070
Japan	0.700%	3/20/37	JPY	8,555,500	53,076
Japan	2.400%	3/20/37	JPY	1,851,850	13,865
Japan	0.600%	6/20/37	JPY	9,009,250	54,966
Japan	0.600%	9/20/37	JPY	9,083,150	55,203
Japan	2.500%	9/20/37	JPY	1,688,650	12,768
Japan	0.600%	12/20/37	JPY	9,556,950	57,798
Japan	0.500%	3/20/38	JPY	10,475,050	62,230
Japan	2.500%	3/20/38	JPY	3,134,700	23,671
Japan	0.500%	6/20/38	JPY	12,818,600	75,760
Japan	0.700%	9/20/38	JPY	8,771,800	53,039
Japan	2.400%	9/20/38	JPY	3,072,400	22,920
Japan	0.500%	12/20/38	JPY	10,340,450	60,484
Japan	0.400%	3/20/39	JPY	11,564,900	66,341
Japan	2.300%	3/20/39	JPY	5,549,950	40,853
Japan	0.300%	6/20/39	JPY	11,202,400	62,944
Japan	0.300%	9/20/39	JPY	11,042,900	61,674
Japan	2.200%	9/20/39	JPY	5,874,850	42,623
Japan	0.300%	12/20/39	JPY	13,164,800	73,066
Japan	0.400%	3/20/40	JPY	11,734,200	65,834
Japan	2.300%	3/20/40	JPY	6,626,850	48,557
Japan	0.400%	6/20/40	JPY	13,934,450	77,720
Japan	0.400%	9/20/40	JPY	13,426,800	74,495
Japan	2.000%	9/20/40	JPY	9,206,700	64,716
Japan	0.500%	12/20/40	JPY	13,147,250	73,790
Japan	0.500%	3/20/41	JPY	12,165,650	67,920
Japan	2.200%	3/20/41	JPY	8,298,700	59,700
Japan	0.400%	6/20/41	JPY	13,576,750	74,089
Japan	0.500%	9/20/41	JPY	13,702,750	75,717
Japan	2.000%	9/20/41	JPY	9,808,600	68,504
Japan	0.500%	12/20/41	JPY	15,086,400	82,894
Japan	0.800%	3/20/42	JPY	13,733,450	79,193
Japan	2.000%	3/20/42	JPY	9,954,450	69,268
Japan	0.900%	6/20/42	JPY	13,214,000	77,189
Japan	1.100%	9/20/42	JPY	12,040,000	72,490
Japan	1.900%	9/20/42	JPY	12,501,050	85,437
Japan	1.400%	12/20/42	JPY	10,860,000	68,488
Japan	1.100%	3/20/43	JPY	10,770,000	64,380
Japan	1.800%	3/20/43	JPY	9,454,750	63,399
Japan	1.100%	6/20/43	JPY	12,718,150	75,731
Japan	1.900%	6/20/43	JPY	6,897,750	46,829
Japan	1.500%	9/20/43	JPY	13,446,350	85,381
Japan	1.800%	9/20/43	JPY	5,721,800	38,163
Japan	1.300%	12/20/43	JPY	11,000,000	67,324
Japan	1.700%	12/20/43	JPY	5,589,800	36,605
Japan	1.600%	3/20/44	JPY	11,500,000	73,851
Japan	1.700%	3/20/44	JPY	5,946,700	38,843
Japan	1.700%	6/20/44	JPY	4,962,200	32,315
Japan	1.900%	6/20/44	JPY	11,683,450	78,629
Japan	1.700%	9/20/44	JPY	5,165,800	33,524
Japan	1.800%	9/20/44	JPY	3,500,000	23,092
Japan	1.500%	12/20/44	JPY	2,986,800	18,660
84

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	1.500%	3/20/45	JPY	6,954,900	43,325
	Japan	1.600%	6/20/45	JPY	3,205,100	20,274
	Japan	1.400%	9/20/45	JPY	3,165,500	19,249
	Japan	1.400%	12/20/45	JPY	4,272,150	25,875
	Japan	0.800%	3/20/46	JPY	6,612,650	35,324
	Japan	0.300%	6/20/46	JPY	5,982,000	28,320
	Japan	0.500%	9/20/46	JPY	6,827,950	33,723
	Japan	0.600%	12/20/46	JPY	5,607,150	28,199
	Japan	0.800%	3/20/47	JPY	5,638,400	29,540
	Japan	0.800%	6/20/47	JPY	5,115,400	26,690
	Japan	0.800%	9/20/47	JPY	6,227,600	32,347
	Japan	0.800%	12/20/47	JPY	7,082,550	36,643
	Japan	0.800%	3/20/48	JPY	5,883,300	30,305
	Japan	2.400%	3/20/48	JPY	1,209,950	8,616
	Japan	0.700%	6/20/48	JPY	8,192,400	40,992
	Japan	0.900%	9/20/48	JPY	4,363,500	22,814
	Japan	0.700%	12/20/48	JPY	6,466,600	32,046
	Japan	0.500%	3/20/49	JPY	6,526,050	30,523
	Japan	2.200%	3/20/49	JPY	2,632,650	17,968
	Japan	0.400%	6/20/49	JPY	6,198,550	28,041
	Japan	0.400%	9/20/49	JPY	6,146,200	27,634
	Japan	0.400%	12/20/49	JPY	8,540,250	38,156
	Japan	0.400%	3/20/50	JPY	7,362,550	32,680
	Japan	2.200%	3/20/50	JPY	1,597,800	10,824
	Japan	0.600%	6/20/50	JPY	9,158,350	42,783
	Japan	0.600%	9/20/50	JPY	10,050,000	46,679
	Japan	0.700%	12/20/50	JPY	10,375,450	49,314
	Japan	0.700%	3/20/51	JPY	9,903,400	46,852
[5]	Japan	2.200%	3/20/51	JPY	4,574,950	30,765
[5]	Japan	0.700%	6/20/51	JPY	9,096,800	42,806
[5]	Japan	0.700%	9/20/51	JPY	9,910,300	46,421
[5]	Japan	0.700%	12/20/51	JPY	10,880,100	50,727
[5]	Japan	1.000%	3/20/52	JPY	9,784,000	49,406
[5]	Japan	2.000%	3/20/52	JPY	6,967,350	44,653
[5]	Japan	1.300%	6/20/52	JPY	10,211,000	55,551
[5]	Japan	1.400%	9/20/52	JPY	9,755,000	54,231
[5]	Japan	1.600%	12/20/52	JPY	9,384,550	54,577
[5]	Japan	1.400%	3/20/53	JPY	10,692,950	59,063
[5]	Japan	1.900%	3/20/53	JPY	3,782,450	23,519
[5]	Japan	1.200%	6/20/53	JPY	10,337,000	54,069
[5]	Japan	1.800%	9/20/53	JPY	9,501,000	57,512
[5]	Japan	1.600%	12/20/53	JPY	11,200,000	64,511
[5]	Japan	1.700%	3/20/54	JPY	3,676,550	21,662
[5]	Japan	1.800%	3/20/54	JPY	11,900,000	71,804
[5]	Japan	2.200%	6/20/54	JPY	10,412,350	68,623
	Japan	2.100%	9/20/54	JPY	4,000,000	25,765
	Japan	1.400%	3/20/55	JPY	4,276,950	23,138
	Japan	0.400%	3/20/56	JPY	9,466,050	36,703
	Japan	0.900%	3/20/57	JPY	8,575,400	39,036
	Japan	0.800%	3/20/58	JPY	8,618,300	37,349
	Japan	0.500%	3/20/59	JPY	9,807,450	37,190
	Japan	0.500%	3/20/60	JPY	14,834,450	54,972
	Japan	0.700%	3/20/61	JPY	14,287,800	56,138
	Japan	1.000%	3/20/62	JPY	13,732,700	59,333
	Japan	1.300%	3/20/63	JPY	14,679,000	69,230
	Japan	2.200%	3/20/64	JPY	8,165,200	50,004
	Japan Bank for International Cooperation	3.125%	2/15/28	EUR	3,500	3,864
	Japan Bank for International Cooperation	2.625%	10/17/30	EUR	7,422	8,026
	Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	384,700	2,529
	Japan Expressway Holding and Debt Repayment Agency	0.145%	2/27/26	JPY	21,000	138
	Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	190,000	1,283
	Japan Expressway Holding and Debt Repayment Agency	0.020%	3/31/26	JPY	170,000	1,112
	Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	30,000	206
	Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	1,216,600	7,936
	Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	5,600	36
	Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	650,400	4,238
	Japan Expressway Holding and Debt Repayment Agency	0.160%	7/30/27	JPY	500,000	3,260
	Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	429,700	2,800
	Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	1,521,300	9,889
	Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	640,000	4,427
85

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	614,800	4,005
Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	307,500	2,001
Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	40,000	277
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	379,400	2,469
Japan Expressway Holding and Debt Repayment Agency	0.155%	5/31/28	JPY	100,000	649
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	750,000	5,252
Japan Expressway Holding and Debt Repayment Agency	0.150%	6/30/28	JPY	500,000	3,242
Japan Expressway Holding and Debt Repayment Agency	0.135%	7/31/28	JPY	1,000,000	6,477
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	330,000	2,315
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	620,000	4,388
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	100,000	706
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	200,000	1,373
Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	100,000	677
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	1,000,000	6,526
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	200,000	1,336
Japan Expressway Holding and Debt Repayment Agency	2.700%	9/20/35	JPY	100,000	757
Japan Expressway Holding and Debt Repayment Agency	1.119%	10/31/35	JPY	300,000	1,972
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	1,800,000	11,561
Japan Expressway Holding and Debt Repayment Agency	0.306%	4/30/36	JPY	100,000	596
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	1,000,000	5,836
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	100,000	597
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	1,000,000	5,975
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	400,000	2,357
Japan Expressway Holding and Debt Repayment Agency	0.543%	6/30/38	JPY	100,000	589
Japan Expressway Holding and Debt Repayment Agency	0.625%	8/31/38	JPY	300,000	1,780
Japan Expressway Holding and Debt Repayment Agency	0.500%	9/17/38	JPY	100,000	576
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	800,000	4,740
Japan Expressway Holding and Debt Repayment Agency	0.500%	3/18/39	JPY	200,000	1,139
Japan Expressway Holding and Debt Repayment Agency	2.300%	2/29/40	JPY	100,000	726
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	270,000	2,056
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	70,000	524
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	1,050,000	7,567
Japan Expressway Holding and Debt Repayment Agency	0.730%	4/30/48	JPY	100,000	497
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	100,000	490
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	300,000	1,389
Japan Expressway Holding and Debt Repayment Agency	0.297%	9/30/49	JPY	200,000	856
Japan Expressway Holding and Debt Repayment Agency	0.422%	12/28/49	JPY	500,000	2,206
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	100,000	423
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	1,220,000	6,998
Japan Expressway Holding and Debt Repayment Agency	1.866%	3/19/55	JPY	140,000	804
Japan Expressway Holding and Debt Repayment Agency	1.291%	3/19/57	JPY	50,000	239
Japan Finance Organization for Municipalities	0.379%	12/12/25	JPY	300,000	1,974
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	512,400	3,368
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	46,000	302
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	76,600	501
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	128,000	835
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	768,600	5,008
Japan Finance Organization for Municipalities	0.130%	6/14/27	JPY	600,000	3,910
Japan Finance Organization for Municipalities	2.320%	6/18/27	JPY	300,000	2,063
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	542,400	3,537
Japan Finance Organization for Municipalities	0.090%	9/17/27	JPY	100,000	650
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	512,400	3,338
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	1,024,800	6,671
Japan Finance Organization for Municipalities	0.155%	12/17/27	JPY	400,000	2,602
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	1,024,800	6,670
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	22,500	146
Japan Finance Organization for Municipalities	2.290%	4/25/28	JPY	290,000	2,017
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	30,000	211
Japan Finance Organization for Municipalities	2.266%	8/28/29	JPY	100,000	706
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,150,000	8,145
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	900,000	5,707
Japan Finance Organization for Municipalities	0.160%	5/28/31	JPY	700,000	4,410
Japan Finance Organization for Municipalities	2.030%	6/27/31	JPY	90,000	640
Japan Finance Organization for Municipalities	0.681%	6/28/33	JPY	100,000	643
Japan Finance Organization for Municipalities	0.788%	8/26/33	JPY	200,000	1,296
Japan Finance Organization for Municipalities	2.950%	3/24/34	JPY	150,000	1,155
Japan Highway Public Corp.	2.660%	12/20/34	JPY	200,000	1,506
Japan Housing Finance Agency	0.060%	7/17/26	JPY	1,000,000	6,523
Japan Housing Finance Agency	0.075%	10/20/26	JPY	2,130,000	13,877
Japan Housing Finance Agency	0.547%	3/18/50	JPY	370,000	1,638
86

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Kanagawa Prefecture	0.400%	6/20/41	JPY	100,000	537
Major Joint Local Government Bond	0.496%	11/25/25	JPY	512,400	3,374
Major Joint Local Government Bond	0.469%	12/25/25	JPY	2,613,200	17,203
Major Joint Local Government Bond	0.060%	8/25/26	JPY	22,500	147
Major Joint Local Government Bond	0.060%	10/23/26	JPY	14,900	97
Major Joint Local Government Bond	0.050%	11/25/26	JPY	600,000	3,909
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,690,900	11,035
Major Joint Local Government Bond	0.180%	1/25/27	JPY	1,583,300	10,338
Major Joint Local Government Bond	0.245%	2/25/27	JPY	871,000	5,694
Major Joint Local Government Bond	0.210%	3/25/27	JPY	998,100	6,517
Major Joint Local Government Bond	0.215%	10/25/27	JPY	406,100	2,646
Major Joint Local Government Bond	0.240%	2/25/28	JPY	245,400	1,598
Major Joint Local Government Bond	0.180%	4/25/28	JPY	2,920,700	18,959
Major Joint Local Government Bond	0.200%	5/25/28	JPY	456,000	2,961
Major Joint Local Government Bond	0.205%	6/23/28	JPY	536,000	3,483
Major Joint Local Government Bond	0.175%	7/25/28	JPY	22,800	148
Major Joint Local Government Bond	0.245%	8/25/28	JPY	267,500	1,737
Major Joint Local Government Bond	0.250%	9/25/28	JPY	698,100	4,532
Major Joint Local Government Bond	0.269%	10/25/28	JPY	93,400	606
Major Joint Local Government Bond	0.264%	11/24/28	JPY	100,000	650
Major Joint Local Government Bond	0.160%	1/25/29	JPY	825,000	5,323
Major Joint Local Government Bond	0.140%	2/22/29	JPY	820,000	5,284
Major Joint Local Government Bond	0.100%	4/25/29	JPY	1,878,900	12,066
Major Joint Local Government Bond	0.060%	8/24/29	JPY	1,000,000	6,392
Major Joint Local Government Bond	0.050%	9/25/29	JPY	25,600	163
Major Joint Local Government Bond	0.050%	10/25/29	JPY	1,000,000	6,380
Major Joint Local Government Bond	0.070%	11/22/29	JPY	2,372,100	15,168
Major Joint Local Government Bond	0.095%	2/25/30	JPY	15,300	98
Major Joint Local Government Bond	0.150%	6/25/30	JPY	512,400	3,277
Major Joint Local Government Bond	0.125%	8/23/30	JPY	225,500	1,436
Major Joint Local Government Bond	0.150%	9/25/30	JPY	75,100	479
Major Joint Local Government Bond	0.125%	10/25/30	JPY	1,749,400	11,132
Major Joint Local Government Bond	0.120%	11/25/30	JPY	33,200	211
Major Joint Local Government Bond	0.125%	12/25/30	JPY	600,000	3,714
Major Joint Local Government Bond	0.130%	1/24/31	JPY	500,000	3,175
Major Joint Local Government Bond	0.145%	2/25/31	JPY	1,368,800	8,695
Major Joint Local Government Bond	0.199%	4/25/31	JPY	90,100	573
Major Joint Local Government Bond	0.145%	6/25/31	JPY	375,800	2,379
Major Joint Local Government Bond	0.095%	7/25/31	JPY	1,200,000	7,566
Major Joint Local Government Bond	0.070%	8/25/31	JPY	1,000,000	6,288
Major Joint Local Government Bond	0.110%	12/25/31	JPY	1,000,000	6,281
Major Joint Local Government Bond	0.299%	4/23/32	JPY	3,763,200	23,884
Major Joint Local Government Bond	0.364%	7/23/32	JPY	250,000	1,591
Major Joint Local Government Bond	0.315%	8/25/32	JPY	250,000	1,583
Major Joint Local Government Bond	0.444%	10/25/32	JPY	1,000,000	6,386
Major Joint Local Government Bond	0.765%	4/25/33	JPY	600,000	3,912
Major Joint Local Government Bond	0.590%	7/25/33	JPY	300,000	1,922
Major Joint Local Government Bond	0.778%	8/25/33	JPY	100,000	651
Major Joint Local Government Bond	0.846%	11/25/33	JPY	600,000	3,914
Major Joint Local Government Bond	0.826%	3/24/34	JPY	500,000	3,244
Major Joint Local Government Bond	0.856%	4/25/34	JPY	1,000,000	6,500
Major Joint Local Government Bond	0.986%	5/25/34	JPY	500,000	3,285
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.001%	5/29/26	JPY	400,000	2,613
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.225%	11/30/26	JPY	600,000	3,927
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.343%	6/30/27	JPY	3,000,000	19,663
Osaka Prefecture	1.453%	9/26/34	JPY	140,000	957
Osaka Prefecture	0.366%	9/28/35	JPY	840,000	5,087
Osaka Prefecture	1.203%	9/28/35	JPY	900,000	5,953
Saitama Prefecture	2.290%	6/22/29	JPY	500,000	3,536
Tokyo Metropolitan Government	0.444%	12/19/25	JPY	343,300	2,258
Tokyo Metropolitan Government	0.075%	9/18/26	JPY	90,900	593
Tokyo Metropolitan Government	0.210%	3/19/27	JPY	1,024,800	6,694
Tokyo Metropolitan Government	0.040%	6/20/29	JPY	819,900	5,247
Tokyo Metropolitan Government	2.130%	6/20/29	JPY	200,000	1,405
Tokyo Metropolitan Government	0.095%	9/20/30	JPY	1,219,200	7,752
Tokyo Metropolitan Government	0.150%	12/20/30	JPY	811,700	5,169
Tokyo Metropolitan Government	0.080%	3/20/31	JPY	45,000	285
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	180,000	1,281
87

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Tokyo Metropolitan Government	1.293%	6/20/35	JPY	340,000	2,275
					11,763,099
Kazakhstan (0.0%)
Republic of Kazakhstan	0.600%	9/30/26	EUR	3,968	4,086
Republic of Kazakhstan	2.375%	11/9/28	EUR	2,387	2,505
Republic of Kazakhstan	1.500%	9/30/34	EUR	2,434	2,231
					8,822
Latvia (0.1%)
Republic of Latvia	3.875%	3/25/27	EUR	7,659	8,527
Republic of Latvia	3.500%	1/17/28	EUR	23,407	26,112
Republic of Latvia	0.000%	1/24/29	EUR	17,000	16,455
Republic of Latvia	0.000%	3/17/31	EUR	10,983	9,800
Republic of Latvia	3.000%	1/24/32	EUR	15,108	16,288
					77,182
Lithuania (0.0%)
Republic of Lithuania	2.125%	10/29/26	EUR	7,072	7,601
Republic of Lithuania	2.125%	6/1/32	EUR	26,805	27,225
Republic of Lithuania	3.875%	6/14/33	EUR	11,000	12,557
					47,383
Luxembourg (0.1%)
State of the Grand-Duchy of Luxembourg	0.000%	3/24/31	EUR	14,000	12,936
State of the Grand-Duchy of Luxembourg	0.000%	9/14/32	EUR	25,000	22,148
State of the Grand-Duchy of Luxembourg	2.875%	3/1/34	EUR	3,010	3,315
State of the Grand-Duchy of Luxembourg	2.625%	10/23/34	EUR	12,350	13,328
State of the Grand-Duchy of Luxembourg	1.750%	5/25/42	EUR	14,270	12,794
					64,521
Malaysia (0.9%)
Federation of Malaysia	3.726%	3/31/26	MYR	112,915	25,896
Federation of Malaysia	4.392%	4/15/26	MYR	35,723	8,275
Federation of Malaysia	3.906%	7/15/26	MYR	118,643	27,316
Federation of Malaysia	3.900%	11/30/26	MYR	67,108	15,463
Federation of Malaysia	3.892%	3/15/27	MYR	373	86
Federation of Malaysia	3.422%	9/30/27	MYR	134,278	30,540
Federation of Malaysia	3.899%	11/16/27	MYR	49,502	11,417
Federation of Malaysia	3.519%	4/20/28	MYR	319,370	72,733
Federation of Malaysia	3.733%	6/15/28	MYR	130,850	29,954
Federation of Malaysia	3.871%	8/8/28	MYR	2,500	576
Federation of Malaysia	4.369%	10/31/28	MYR	144,150	33,789
Federation of Malaysia	4.504%	4/30/29	MYR	166,000	39,195
Federation of Malaysia	4.130%	7/9/29	MYR	94,390	21,960
Federation of Malaysia	3.885%	8/15/29	MYR	77,460	17,840
Federation of Malaysia	4.498%	4/15/30	MYR	71,702	16,978
Federation of Malaysia	3.465%	10/15/30	MYR	139,340	31,265
Federation of Malaysia	2.632%	4/15/31	MYR	32,034	6,786
Federation of Malaysia	4.232%	6/30/31	MYR	10,562	2,460
Federation of Malaysia	4.127%	4/15/32	MYR	12,757	2,956
Federation of Malaysia	3.582%	7/15/32	MYR	294,400	65,751
Federation of Malaysia	4.193%	10/7/32	MYR	68,600	15,937
Federation of Malaysia	3.844%	4/15/33	MYR	103,536	23,468
Federation of Malaysia	4.724%	6/15/33	MYR	37,424	9,021
Federation of Malaysia	4.582%	8/30/33	MYR	13,950	3,330
Federation of Malaysia	4.642%	11/7/33	MYR	58,024	13,941
Federation of Malaysia	3.828%	7/5/34	MYR	108,288	24,530
Federation of Malaysia	4.119%	11/30/34	MYR	80,504	18,615
Federation of Malaysia	4.254%	5/31/35	MYR	54,605	12,770
Federation of Malaysia	3.447%	7/15/36	MYR	110,232	23,894
Federation of Malaysia	4.762%	4/7/37	MYR	23,781	5,810
Federation of Malaysia	4.893%	6/8/38	MYR	100,791	25,017
Federation of Malaysia	4.054%	4/18/39	MYR	112,090	25,684
Federation of Malaysia	4.467%	9/15/39	MYR	75,715	18,128
Federation of Malaysia	3.757%	5/22/40	MYR	71,446	15,713
Federation of Malaysia	4.417%	9/30/41	MYR	104,838	24,871
Federation of Malaysia	4.696%	10/15/42	MYR	238,555	58,347
Federation of Malaysia	4.935%	9/30/43	MYR	9,096	2,290
Federation of Malaysia	4.180%	5/16/44	MYR	65,000	14,874
Federation of Malaysia	4.736%	3/15/46	MYR	46,330	11,401
Federation of Malaysia	4.921%	7/6/48	MYR	58,178	14,699
Federation of Malaysia	4.638%	11/15/49	MYR	119,341	29,130
88

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Federation of Malaysia	4.065%	6/15/50	MYR	93,261	20,865
	Federation of Malaysia	5.357%	5/15/52	MYR	29,650	7,996
	Federation of Malaysia	4.457%	3/31/53	MYR	105,000	24,788
						906,355
Mexico (0.8%)
	Mexican Bonos	5.750%	3/5/26	MXN	1,469,640	69,308
	Mexican Bonos	7.000%	9/3/26	MXN	1,207,500	57,083
	Mexican Bonos	5.500%	3/4/27	MXN	1,484,200	67,303
	Mexican Bonos	7.500%	6/3/27	MXN	1,264,730	59,788
	Mexican Bonos	8.500%	3/1/29	MXN	1,128,000	53,466
	Mexican Bonos	8.500%	5/31/29	MXN	1,201,190	56,960
	Mexican Bonos	7.750%	5/29/31	MXN	1,547,460	69,236
	Mexican Bonos	7.500%	5/26/33	MXN	1,176,000	50,167
	Mexican Bonos	7.750%	11/23/34	MXN	800,330	34,247
	Mexican Bonos	8.000%	5/24/35	MXN	82,500	3,582
	Mexican Bonos	10.000%	11/20/36	MXN	253,420	12,638
	Mexican Bonos	8.500%	11/18/38	MXN	904,560	39,659
	Mexican Bonos	7.750%	11/13/42	MXN	1,399,640	55,302
	Mexican Bonos	8.000%	11/7/47	MXN	947,010	37,768
	Mexican Bonos	8.000%	7/31/53	MXN	1,213,000	47,708
	United Mexican States	1.625%	4/8/26	EUR	2,052	2,177
	United Mexican States	1.350%	9/18/27	EUR	3,030	3,118
	United Mexican States	1.750%	4/17/28	EUR	9,453	9,722
	United Mexican States	3.625%	4/9/29	EUR	4,648	5,048
	United Mexican States	1.125%	1/17/30	EUR	3,886	3,640
	United Mexican States	2.375%	2/11/30	EUR	4,600	4,593
	United Mexican States	3.375%	2/23/31	EUR	4,377	4,548
	United Mexican States	4.490%	5/25/32	EUR	12,100	13,174
	United Mexican States	2.250%	8/12/36	EUR	3,724	3,134
	United Mexican States	2.875%	4/8/39	EUR	6,024	5,156
	United Mexican States	3.000%	3/6/45	EUR	2,872	2,303
	United Mexican States	2.125%	10/25/51	EUR	6,382	3,964
	United Mexican States	5.625%	3/19/14	GBP	3,095	2,919
	United Mexican States	4.000%	3/15/15	EUR	1,765	1,389
						779,100
Netherlands (1.6%)
	BNG Bank NV	1.000%	1/12/26	EUR	7,686	8,210
	BNG Bank NV	0.125%	4/11/26	EUR	3,705	3,898
	BNG Bank NV	3.250%	8/24/26	AUD	373	240
	BNG Bank NV	0.625%	6/19/27	EUR	7,521	7,805
	BNG Bank NV	3.500%	7/19/27	AUD	3,980	2,553
	BNG Bank NV	0.750%	1/11/28	EUR	11,876	12,234
	BNG Bank NV	3.300%	7/17/28	AUD	30,104	18,987
	BNG Bank NV	5.200%	12/7/28	GBP	1,550	2,039
	BNG Bank NV	0.100%	1/15/30	EUR	7,631	7,297
	BNG Bank NV	1.375%	10/21/30	EUR	3,074	3,106
	BNG Bank NV	0.000%	1/20/31	EUR	12,500	11,522
	BNG Bank NV	0.250%	1/12/32	EUR	5,900	5,388
	BNG Bank NV	1.875%	7/13/32	EUR	6,000	6,141
	BNG Bank NV	3.000%	1/11/33	EUR	15,000	16,595
	BNG Bank NV	0.125%	4/19/33	EUR	7,636	6,662
	BNG Bank NV	2.750%	1/11/34	EUR	10,000	10,813
	BNG Bank NV	0.125%	7/9/35	EUR	34,808	28,345
	BNG Bank NV	0.875%	10/17/35	EUR	2,543	2,250
	BNG Bank NV	0.875%	10/24/36	EUR	9,300	8,019
	BNG Bank NV	0.250%	11/22/36	EUR	29,300	23,245
	BNG Bank NV	1.250%	3/30/37	EUR	9,300	8,293
	BNG Bank NV	1.500%	3/29/38	EUR	1,545	1,392
	BNG Bank NV	1.500%	7/15/39	EUR	2,094	1,851
	BNG Bank NV	0.805%	6/28/49	EUR	3,700	2,408
[3]	Kingdom of Netherlands	0.000%	1/15/26	EUR	25,000	26,457
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	31,742	33,520
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	101,614	105,263
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	91,458	95,535
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	51,539	52,961
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	41,217	40,627
[3]	Kingdom of Netherlands	2.500%	1/15/30	EUR	50,000	54,576
[3]	Kingdom of Netherlands	0.000%	7/15/30	EUR	65,169	61,797
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	153,783	141,887
89

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Netherlands	0.500%	7/15/32	EUR	46,987	43,929
[3]	Kingdom of Netherlands	2.500%	7/15/33	EUR	35,000	37,821
[3]	Kingdom of Netherlands	2.500%	7/15/34	EUR	99,445	106,951
[3]	Kingdom of Netherlands	4.000%	1/15/37	EUR	48,551	59,649
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	139,532	105,430
[3]	Kingdom of Netherlands	0.500%	1/15/40	EUR	34,720	27,136
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	34,268	41,992
[3]	Kingdom of Netherlands	3.250%	1/15/44	EUR	48,000	55,609
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	71,146	77,093
[3,5]	Kingdom of Netherlands	0.000%	1/15/52	EUR	95,318	50,247
[3,5]	Kingdom of Netherlands	2.000%	1/15/54	EUR	42,000	38,829
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	8,398	10,306
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	4,560	2,929
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	12,782	13,241
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	5,087	5,622
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	3,092	3,197
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	2,030	1,287
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	22,290	13,861
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	2,700	2,619
	Nederlandse Waterschapsbank NV	0.000%	9/8/31	EUR	11,700	10,634
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	3,000	3,331
	Nederlandse Waterschapsbank NV	0.250%	1/19/32	EUR	21,800	19,936
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	5,124	6,894
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	9,287	8,444
	Nederlandse Waterschapsbank NV	0.000%	2/16/37	EUR	28,800	21,891
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	2,543	2,266
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	10,000	7,435
						1,590,495
New Zealand (0.4%)
	Auckland Council	3.500%	3/9/26	AUD	300	194
	Auckland Council	0.125%	9/26/29	EUR	1,501	1,440
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	13,510	7,820
	Housing New Zealand Ltd.	3.420%	10/18/28	NZD	10,000	5,800
	Housing New Zealand Ltd.	2.183%	4/24/30	NZD	8,720	4,632
	Housing New Zealand Ltd.	1.534%	9/10/35	NZD	3,720	1,571
	New Zealand	0.500%	5/15/26	NZD	58,240	33,105
	New Zealand	4.500%	4/15/27	NZD	76,170	46,263
	New Zealand	0.250%	5/15/28	NZD	68,981	36,365
	New Zealand	3.000%	4/20/29	NZD	43,255	24,823
	New Zealand	4.500%	5/15/30	NZD	29,278	17,835
	New Zealand	1.500%	5/15/31	NZD	51,269	25,908
	New Zealand	2.000%	5/15/32	NZD	48,164	24,534
	New Zealand	3.500%	4/14/33	NZD	65,482	36,672
	New Zealand	4.250%	5/15/34	NZD	32,000	18,799
	New Zealand	4.500%	5/15/35	NZD	25,000	14,875
	New Zealand	4.250%	5/15/36	NZD	5,000	2,890
	New Zealand	2.750%	4/15/37	NZD	39,636	19,367
	New Zealand	1.750%	5/15/41	NZD	29,092	11,268
	New Zealand	2.750%	5/15/51	NZD	30,397	12,254
	New Zealand	5.000%	5/15/54	NZD	15,000	8,965
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	5,097	2,941
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	11,016	6,658
	New Zealand Local Government Funding Agency Bond	2.250%	5/15/28	NZD	20,000	11,210
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	14,855	7,857
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	7,381	3,973
	New Zealand Local Government Funding Agency Bond	5.000%	3/8/34	AUD	7,000	4,510
						392,529
Norway (0.2%)
[3]	Kingdom of Norway	1.500%	2/19/26	NOK	66,343	5,835
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	78,080	6,766
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	102,066	8,736
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	182,140	15,088
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	554,802	44,270
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	221,910	17,142
[3]	Kingdom of Norway	3.000%	8/15/33	NOK	203,269	17,387
[3]	Kingdom of Norway	3.625%	4/13/34	NOK	167,872	15,026
[3]	Kingdom of Norway	3.625%	5/31/39	NOK	171,551	15,279
[3]	Kingdom of Norway	3.500%	10/6/42	NOK	110,000	9,626
	Kommunalbanken A/S	0.625%	4/20/26	EUR	4,090	4,327
90

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kommunalbanken A/S	0.600%	6/1/26	AUD	9,300	5,757
	Kommunalbanken A/S	3.000%	12/9/26	AUD	4,592	2,932
	Kommunalbanken A/S	0.875%	5/24/27	EUR	14,748	15,388
	Kommunalbanken A/S	3.400%	7/24/28	AUD	4,080	2,579
	Kommunalbanken A/S	0.050%	10/24/29	EUR	4,758	4,572
	Kommunalbanken A/S	1.250%	7/2/30	NZD	10,000	5,070
	Kommunalbanken A/S	5.250%	4/18/34	AUD	4,500	3,008
						198,788
Peru (0.2%)
	Republic of Peru	8.200%	8/12/26	PEN	14,140	3,970
	Republic of Peru	6.350%	8/12/28	PEN	29,780	8,253
	Republic of Peru	5.940%	2/12/29	PEN	47,225	12,896
	Republic of Peru	6.950%	8/12/31	PEN	64,725	17,719
	Republic of Peru	6.150%	8/12/32	PEN	70,821	18,276
	Republic of Peru	1.250%	3/11/33	EUR	4,699	4,124
[3]	Republic of Peru	7.300%	8/12/33	PEN	57,680	16,113
	Republic of Peru	5.400%	8/12/34	PEN	56,043	13,285
	Republic of Peru	1.950%	11/17/36	EUR	4,339	3,743
	Republic of Peru	6.900%	8/12/37	PEN	68,230	17,514
[3]	Republic of Peru	7.600%	8/12/39	PEN	54,356	15,079
	Republic of Peru	5.350%	8/12/40	PEN	37,749	8,168
	Republic of Peru	6.850%	2/12/42	PEN	21,630	5,534
	Republic of Peru	6.714%	2/12/55	PEN	11,525	2,978
						147,652
Philippines (0.0%)
	Republic of Philippines	0.875%	5/17/27	EUR	4,013	4,101
	Republic of Philippines	0.700%	2/3/29	EUR	2,599	2,523
	Republic of Philippines	1.200%	4/28/33	EUR	4,613	4,174
	Republic of Philippines	1.750%	4/28/41	EUR	4,659	3,655
						14,453
Poland (0.6%)
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	2,094	2,236
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	2,615	2,705
	Bank Gospodarstwa Krajowego	0.375%	10/13/28	EUR	4,300	4,199
	Bank Gospodarstwa Krajowego	3.000%	5/30/29	EUR	2,500	2,691
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	394	397
	Bank Gospodarstwa Krajowego	0.500%	7/8/31	EUR	1,250	1,123
	Bank Gospodarstwa Krajowego	4.000%	3/13/32	EUR	23,200	25,869
	Bank Gospodarstwa Krajowego	5.125%	2/22/33	EUR	4,645	5,563
	Bank Gospodarstwa Krajowego	4.250%	9/13/44	EUR	6,000	6,465
	Republic of Poland	1.500%	1/19/26	EUR	24,494	26,176
	Republic of Poland	0.000%	4/25/26	PLN	200,000	46,783
	Republic of Poland	2.500%	7/25/26	PLN	82,417	19,770
	Republic of Poland	1.125%	8/7/26	EUR	1,794	1,898
	Republic of Poland	0.250%	10/25/26	PLN	135,172	30,805
	Republic of Poland	0.875%	5/10/27	EUR	16,806	17,499
	Republic of Poland	3.750%	5/25/27	PLN	314,144	75,957
	Republic of Poland	2.500%	7/25/27	PLN	79,101	18,472
	Republic of Poland	1.375%	10/22/27	EUR	2,075	2,179
	Republic of Poland	2.750%	4/25/28	PLN	134,365	30,875
	Republic of Poland	7.500%	7/25/28	PLN	215,090	57,424
	Republic of Poland	5.750%	4/25/29	PLN	13,192	3,316
	Republic of Poland	4.750%	7/25/29	PLN	50,000	12,032
	Republic of Poland	2.750%	10/25/29	PLN	65,316	14,358
	Republic of Poland	1.750%	4/25/32	PLN	536,810	101,696
	Republic of Poland	2.750%	5/25/32	EUR	7,643	8,038
	Republic of Poland	3.875%	2/14/33	EUR	42	48
	Republic of Poland	6.000%	10/25/33	PLN	213,666	53,748
	Republic of Poland	3.625%	1/11/34	EUR	9,503	10,462
	Republic of Poland	5.000%	10/25/34	PLN	96,217	22,420
	Republic of Poland	2.375%	1/18/36	EUR	6,821	6,627
	Republic of Poland	4.250%	2/14/43	EUR	6,990	7,873
	Republic of Poland	4.000%	4/25/47	PLN	32,636	6,283
						625,987
Portugal (0.6%)
[3]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	51,893	59,124
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	44,950	46,902
[3]	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/28	EUR	25,000	27,109
91

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	125,692	134,620
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	38,430	37,467
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	30,062	28,295
[3]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/32	EUR	51,521	52,615
[3]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	6,507	6,813
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	10/20/34	EUR	20,607	22,596
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	22,037	19,667
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	8,556	10,462
[3]	Portugal Obrigacoes do Tesouro OT	3.500%	6/18/38	EUR	19,000	21,779
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/42	EUR	28,981	23,260
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	17,266	21,376
[3]	Portugal Obrigacoes do Tesouro OT	3.625%	6/12/54	EUR	36,431	41,096
						553,181
Romania (0.5%)
	Romania	3.500%	11/25/25	RON	54,750	11,676
	Romania	2.750%	2/26/26	EUR	1,906	2,052
	Romania	3.250%	6/24/26	RON	49,260	10,293
	Romania	5.000%	9/27/26	EUR	3,980	4,446
	Romania	2.000%	12/8/26	EUR	1,869	1,969
	Romania	2.375%	4/19/27	EUR	11,048	11,653
	Romania	7.200%	5/31/27	RON	60,590	13,430
	Romania	5.800%	7/26/27	RON	116,950	25,194
	Romania	2.500%	10/25/27	RON	150,000	29,457
	Romania	2.125%	3/7/28	EUR	22,354	22,782
	Romania	2.875%	5/26/28	EUR	17,178	17,936
	Romania	5.500%	9/18/28	EUR	481	545
	Romania	8.750%	10/30/28	RON	79,560	18,674
	Romania	6.300%	4/25/29	RON	116,030	25,026
	Romania	4.850%	7/25/29	RON	50,000	10,143
	Romania	6.625%	9/27/29	EUR	2,380	2,821
	Romania	2.500%	2/8/30	EUR	3,587	3,512
	Romania	3.624%	5/26/30	EUR	26,918	27,744
	Romania	1.750%	7/13/30	EUR	4,366	4,035
	Romania	5.375%	3/22/31	EUR	22,953	25,293
	Romania	7.350%	4/28/31	RON	64,000	14,320
	Romania	2.124%	7/16/31	EUR	2,208	2,009
	Romania	6.700%	2/25/32	RON	104,000	22,444
	Romania	5.250%	5/30/32	EUR	21,652	23,336
	Romania	8.250%	9/29/32	RON	31,800	7,491
	Romania	2.000%	4/14/33	EUR	1,892	1,590
	Romania	6.375%	9/18/33	EUR	7,800	8,994
	Romania	7.200%	10/30/33	RON	40,000	8,892
	Romania	3.750%	2/7/34	EUR	7,284	6,907
	Romania	7.100%	7/31/34	RON	20,000	4,420
	Romania	4.750%	10/11/34	RON	65,000	12,025
	Romania	3.875%	10/29/35	EUR	7,467	6,896
	Romania	4.250%	4/28/36	RON	159,810	27,673
	Romania	4.125%	3/11/39	EUR	1,536	1,377
	Romania	2.750%	4/14/41	EUR	6,436	4,621
	Romania	2.875%	4/13/42	EUR	2,728	1,953
	Romania	6.000%	9/24/44	EUR	11,000	11,683
	Romania	4.625%	4/3/49	EUR	9,471	8,499
	Romania	3.375%	1/28/50	EUR	5,124	3,718
						447,529
Saudi Arabia (0.0%)
	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	5,087	5,204
	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	7,682	7,316
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	7,411	6,239
						18,759
Singapore (0.5%)
	Housing & Development Board	2.495%	3/11/26	SGD	750	565
	Housing & Development Board	2.035%	9/16/26	SGD	4,500	3,362
	Housing & Development Board	2.675%	1/22/29	SGD	3,000	2,271
	Housing & Development Board	2.598%	10/30/29	SGD	2,750	2,063
	Housing & Development Board	3.995%	12/6/29	SGD	23,500	18,794
	Housing & Development Board	3.080%	5/31/30	SGD	7,250	5,572
	Housing & Development Board	2.545%	7/4/31	SGD	1,250	930
	Housing & Development Board	1.865%	7/21/33	SGD	3,500	2,424
	Republic of Singapore	0.500%	11/1/25	SGD	29,939	22,183
92

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Singapore	2.125%	6/1/26	SGD	53,028	39,794
Republic of Singapore	1.250%	11/1/26	SGD	53,794	39,604
Republic of Singapore	3.500%	3/1/27	SGD	53,448	41,195
Republic of Singapore	2.875%	9/1/27	SGD	18,200	13,848
Republic of Singapore	2.625%	5/1/28	SGD	31,923	24,105
Republic of Singapore	2.875%	8/1/28	SGD	20,000	15,238
Republic of Singapore	3.000%	4/1/29	SGD	15,000	11,494
Republic of Singapore	2.875%	7/1/29	SGD	25,646	19,543
Republic of Singapore	2.875%	9/1/30	SGD	47,004	35,843
Republic of Singapore	1.625%	7/1/31	SGD	20,300	14,281
Republic of Singapore	2.625%	8/1/32	SGD	22,000	16,449
Republic of Singapore	3.375%	9/1/33	SGD	30,104	23,787
Republic of Singapore	3.375%	5/1/34	SGD	10,000	7,919
Republic of Singapore	2.250%	8/1/36	SGD	34,254	24,410
Republic of Singapore	2.375%	7/1/39	SGD	17,768	12,665
Republic of Singapore	2.750%	4/1/42	SGD	29,124	21,756
Republic of Singapore	2.750%	3/1/46	SGD	31,282	23,458
Republic of Singapore	1.875%	3/1/50	SGD	32,538	20,644
Republic of Singapore	1.875%	10/1/51	SGD	22,893	14,467
Republic of Singapore	3.250%	6/1/54	SGD	15,225	12,776
Republic of Singapore	3.000%	8/1/72	SGD	20,000	16,435
					507,875
Slovakia (0.2%)
Slovak Republic	0.625%	5/22/26	EUR	6,661	7,003
Slovak Republic	1.375%	1/21/27	EUR	10,863	11,474
Slovak Republic	0.750%	4/9/30	EUR	8,109	7,871
Slovak Republic	1.000%	5/14/32	EUR	1,199	1,124
Slovak Republic	4.000%	10/19/32	EUR	9,500	10,888
Slovak Republic	3.625%	6/8/33	EUR	10,000	11,143
Slovak Republic	3.750%	3/6/34	EUR	39,935	44,607
Slovak Republic	3.750%	2/23/35	EUR	30,673	34,112
Slovak Republic	0.375%	4/21/36	EUR	4,613	3,516
Slovak Republic	1.875%	3/9/37	EUR	5,200	4,669
Slovak Republic	4.000%	2/23/43	EUR	9,981	11,200
Slovak Republic	2.000%	10/17/47	EUR	11,595	9,174
Slovak Republic	2.250%	6/12/68	EUR	12,923	9,826
					166,607
Slovenia (0.1%)
Republic of Slovenia	1.250%	3/22/27	EUR	7,173	7,595
Republic of Slovenia	1.000%	3/6/28	EUR	17,933	18,607
Republic of Slovenia	1.188%	3/14/29	EUR	5,124	5,267
Republic of Slovenia	0.275%	1/14/30	EUR	7,686	7,419
Republic of Slovenia	0.000%	2/12/31	EUR	22,280	20,344
Republic of Slovenia	2.250%	3/3/32	EUR	29,681	30,820
Republic of Slovenia	3.000%	3/10/34	EUR	24,717	26,633
Republic of Slovenia	3.125%	8/7/45	EUR	5,124	5,319
Republic of Slovenia	0.488%	10/20/50	EUR	8,307	4,531
					126,535
South Korea (2.8%)
Export-Import Bank of Korea	3.500%	6/7/26	EUR	4,433	4,866
Export-Import Bank of Korea	4.000%	6/7/27	AUD	530	341
Export-Import Bank of Korea	3.625%	6/7/30	EUR	3,810	4,260
Korea Development Bank	2.625%	9/8/27	EUR	5,000	5,403
Korea Housing Finance Corp.	0.010%	2/5/25	EUR	2,543	2,744
Korea Housing Finance Corp.	0.010%	6/29/26	EUR	6,542	6,804
Korea Housing Finance Corp.	1.963%	7/19/26	EUR	14,400	15,477
Republic of Korea	2.250%	12/10/25	KRW	30,000,000	21,550
Republic of Korea	4.250%	12/10/25	KRW	110,000,000	80,732
Republic of Korea	1.250%	3/10/26	KRW	102,500,000	72,528
Republic of Korea	3.250%	3/10/26	KRW	83,000,000	60,316
Republic of Korea	5.750%	3/10/26	KRW	14,000,000	10,507
Republic of Korea	1.875%	6/10/26	KRW	72,000,000	51,253
Republic of Korea	1.750%	9/10/26	KRW	57,500,000	40,743
Republic of Korea	1.500%	12/10/26	KRW	70,000,000	49,217
Republic of Korea	3.875%	12/10/26	KRW	59,000,000	43,540
Republic of Korea	2.375%	3/10/27	KRW	110,000,000	78,648
Republic of Korea	5.250%	3/10/27	KRW	15,500,000	11,811
Republic of Korea	2.125%	6/10/27	KRW	75,000,000	53,221
Republic of Korea	3.250%	6/10/27	KRW	80,000,000	58,400
93

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Korea	3.125%	9/10/27	KRW	78,000,000	56,787
Republic of Korea	2.375%	12/10/27	KRW	45,000,000	32,058
Republic of Korea	3.250%	3/10/28	KRW	165,000,000	120,692
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	15,660
Republic of Korea	2.625%	6/10/28	KRW	50,260,000	35,999
Republic of Korea	3.500%	9/10/28	KRW	12,000,000	8,863
Republic of Korea	2.375%	12/10/28	KRW	50,000,000	35,394
Republic of Korea	3.250%	3/10/29	KRW	101,000,000	73,965
Republic of Korea	1.875%	6/10/29	KRW	63,000,000	43,467
Republic of Korea	1.375%	12/10/29	KRW	75,000,000	50,130
Republic of Korea	5.500%	12/10/29	KRW	12,137,000	9,824
Republic of Korea	1.375%	6/10/30	KRW	94,000,000	62,413
Republic of Korea	1.500%	12/10/30	KRW	68,000,000	45,113
Republic of Korea	4.750%	12/10/30	KRW	28,000,000	22,224
Republic of Korea	2.000%	6/10/31	KRW	83,003,340	56,428
Republic of Korea	2.375%	12/10/31	KRW	55,000,000	38,102
Republic of Korea	4.000%	12/10/31	KRW	41,000,000	31,492
Republic of Korea	3.375%	6/10/32	KRW	45,000,000	33,255
Republic of Korea	4.250%	12/10/32	KRW	37,700,000	29,605
Republic of Korea	3.250%	6/10/33	KRW	52,000,000	38,152
Republic of Korea	3.750%	12/10/33	KRW	86,500,000	65,938
Republic of Korea	4.125%	12/10/33	KRW	53,000,000	41,537
Republic of Korea	3.500%	6/10/34	KRW	77,500,000	58,049
Republic of Korea	2.625%	9/10/35	KRW	49,000,000	33,994
Republic of Korea	1.500%	9/10/36	KRW	40,000,000	24,452
Republic of Korea	2.250%	9/10/37	KRW	20,000,000	13,222
Republic of Korea	2.375%	9/10/38	KRW	36,600,000	24,436
Republic of Korea	1.125%	9/10/39	KRW	26,800,000	14,935
Republic of Korea	1.500%	9/10/40	KRW	39,700,000	23,165
Republic of Korea	1.875%	9/10/41	KRW	31,000,000	19,016
Republic of Korea	3.250%	9/10/42	KRW	35,500,000	26,490
Republic of Korea	3.000%	12/10/42	KRW	59,500,000	42,940
Republic of Korea	3.875%	9/10/43	KRW	38,000,000	30,908
Republic of Korea	2.875%	9/10/44	KRW	20,000,000	14,193
Republic of Korea	2.750%	12/10/44	KRW	57,990,000	40,424
Republic of Korea	2.000%	3/10/46	KRW	49,000,000	29,964
Republic of Korea	2.125%	3/10/47	KRW	62,955,000	39,233
Republic of Korea	2.625%	3/10/48	KRW	98,695,000	67,253
Republic of Korea	2.000%	3/10/49	KRW	91,360,000	55,080
Republic of Korea	1.500%	3/10/50	KRW	153,730,000	82,446
Republic of Korea	1.875%	3/10/51	KRW	174,845,380	101,687
Republic of Korea	2.500%	3/10/52	KRW	105,490,770	69,806
Republic of Korea	3.125%	9/10/52	KRW	63,000,000	47,192
Republic of Korea	3.250%	3/10/53	KRW	88,850,000	68,172
Republic of Korea	3.625%	9/10/53	KRW	91,000,000	74,730
Republic of Korea	3.250%	3/10/54	KRW	140,500,000	108,103
Republic of Korea	2.000%	9/10/68	KRW	35,697,000	20,890
Republic of Korea	1.625%	9/10/70	KRW	34,012,000	17,399
Republic of Korea	3.500%	9/10/72	KRW	36,600,000	31,723
					2,799,361
Spain (4.6%)
Adif Alta Velocidad	0.950%	4/30/27	EUR	7,500	7,792
Adif Alta Velocidad	3.500%	7/30/28	EUR	3,300	3,657
Adif Alta Velocidad	3.250%	5/31/29	EUR	17,000	18,586
Adif Alta Velocidad	0.550%	10/31/31	EUR	4,000	3,624
Autonomous Community of Andalusia Spain	3.200%	4/30/30	EUR	10,943	12,061
Autonomous Community of Andalusia Spain	0.500%	4/30/31	EUR	22,546	20,814
Autonomous Community of Andalusia Spain	3.400%	4/30/34	EUR	10,000	10,959
Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	10,901	12,186
Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	8,710	9,336
Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	6,981	7,338
Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	10,248	10,553
Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	2,561	2,671
Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	2,021	1,924
Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	14,052	12,981
Autonomous Community of Madrid Spain	3.462%	4/30/34	EUR	10,000	11,114
Basque Government	0.850%	4/30/30	EUR	8,751	8,547
Basque Government	0.450%	4/30/32	EUR	7,813	7,076
Basque Government	3.500%	4/30/33	EUR	8,000	8,975
94

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Instituto de Credito Oficial	0.000%	4/30/26	EUR	13,227	13,841
	Instituto de Credito Oficial	2.700%	10/31/30	EUR	20,129	21,705
	Kingdom of Spain	0.000%	1/31/26	EUR	229,974	242,476
[3]	Kingdom of Spain	1.950%	4/30/26	EUR	103,054	111,302
	Kingdom of Spain	2.800%	5/31/26	EUR	138,565	151,329
	Kingdom of Spain	0.000%	1/31/27	EUR	190,792	196,351
[3]	Kingdom of Spain	1.500%	4/30/27	EUR	13,222	14,043
	Kingdom of Spain	2.500%	5/31/27	EUR	155,000	168,312
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	77,534	80,547
	Kingdom of Spain	0.000%	1/31/28	EUR	243,681	244,168
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	62,566	65,458
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	61,318	63,937
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	57,949	69,050
	Kingdom of Spain	6.000%	1/31/29	EUR	41,740	51,547
[3]	Kingdom of Spain	1.450%	4/30/29	EUR	73,522	76,029
	Kingdom of Spain	3.500%	5/31/29	EUR	80,000	90,047
	Kingdom of Spain	0.800%	7/30/29	EUR	222,089	221,587
[3]	Kingdom of Spain	0.500%	4/30/30	EUR	110,000	106,413
[3]	Kingdom of Spain	1.950%	7/30/30	EUR	100,000	104,392
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	88,382	88,257
[3]	Kingdom of Spain	0.100%	4/30/31	EUR	98,000	89,908
	Kingdom of Spain	3.100%	7/30/31	EUR	70,000	77,424
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	148,193	137,882
[3]	Kingdom of Spain	0.700%	4/30/32	EUR	131,585	122,618
	Kingdom of Spain	5.750%	7/30/32	EUR	22,396	29,196
[3]	Kingdom of Spain	2.550%	10/31/32	EUR	81,027	85,878
[3]	Kingdom of Spain	3.150%	4/30/33	EUR	90,772	100,188
[3]	Kingdom of Spain	2.350%	7/30/33	EUR	17,219	17,867
[3]	Kingdom of Spain	3.550%	10/31/33	EUR	173,065	195,989
[3]	Kingdom of Spain	3.250%	4/30/34	EUR	92,172	101,764
[3]	Kingdom of Spain	3.450%	10/31/34	EUR	178,474	199,981
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	44,301	42,657
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	19,332	23,077
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	111,360	90,591
[3]	Kingdom of Spain	3.900%	7/30/39	EUR	96,165	110,523
[3]	Kingdom of Spain	4.900%	7/30/40	EUR	65,552	83,861
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	61,751	48,750
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	85,345	107,366
[3]	Kingdom of Spain	1.000%	7/30/42	EUR	68,941	50,688
[3]	Kingdom of Spain	3.450%	7/30/43	EUR	33,580	35,919
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	56,015	74,896
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	66,405	65,084
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	84,351	78,802
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	33,127	20,449
[3]	Kingdom of Spain	1.900%	10/31/52	EUR	120,444	91,333
[3]	Kingdom of Spain	4.000%	10/31/54	EUR	37,853	43,183
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	53,292	54,359
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	36,946	20,525
	Xunta de Galicia	3.711%	7/30/29	EUR	6,300	7,078
	Xunta de Galicia	3.296%	4/30/31	EUR	9,100	10,063
						4,568,884
Supranational (4.6%)
	African Development Bank	4.500%	6/2/26	AUD	3,178	2,091
	African Development Bank	0.500%	6/22/26	GBP	16,308	19,669
	African Development Bank	0.125%	10/7/26	EUR	2,049	2,133
	African Development Bank	0.500%	3/22/27	EUR	10,191	10,582
	African Development Bank	3.300%	7/27/27	AUD	509	325
	African Development Bank	3.350%	8/8/28	AUD	373	235
	African Development Bank	0.500%	3/21/29	EUR	7,854	7,828
	African Development Bank	2.250%	9/14/29	EUR	3,696	3,969
	Asian Development Bank	0.750%	2/10/26	CAD	6,586	4,584
	Asian Development Bank	1.342%	6/18/26	NOK	18,000	1,559
	Asian Development Bank	4.400%	7/13/26	CAD	4,725	3,454
	Asian Development Bank	0.625%	9/15/26	GBP	3,792	4,544
	Asian Development Bank	3.000%	10/14/26	AUD	925	592
	Asian Development Bank	0.125%	12/15/26	GBP	8,198	9,649
	Asian Development Bank	4.650%	2/16/27	CAD	1,424	1,056
	Asian Development Bank	4.050%	4/19/27	CAD	3,100	2,268
	Asian Development Bank	3.400%	9/10/27	AUD	11,655	7,462
95

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Asian Development Bank	0.250%	10/28/27	GBP	6,918	7,892
	Asian Development Bank	0.750%	12/7/27	GBP	6,365	7,332
	Asian Development Bank	1.125%	2/10/28	NZD	2,000	1,094
	Asian Development Bank	3.300%	5/24/28	CAD	3,900	2,810
	Asian Development Bank	4.875%	6/29/28	NZD	7,000	4,311
	Asian Development Bank	3.300%	8/8/28	AUD	1,320	834
	Asian Development Bank	0.000%	10/24/29	EUR	7,788	7,495
	Asian Development Bank	0.025%	1/31/30	EUR	7,834	7,479
	Asian Development Bank	4.500%	6/20/30	AUD	4,850	3,150
	Asian Development Bank	0.100%	6/17/31	EUR	8,447	7,774
	Asian Development Bank	1.950%	7/22/32	EUR	8,930	9,231
	Asian Development Bank	2.000%	6/10/37	EUR	4,669	4,608
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	3,742	2,336
	Asian Infrastructure Investment Bank	3.000%	2/14/28	EUR	10,000	11,048
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	4,435	5,098
	Corp. Andina de Fomento	2.375%	7/13/27	EUR	3,440	3,682
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	816	522
	Corp. Andina de Fomento	4.500%	3/7/28	EUR	4,057	4,597
	Corp. Andina de Fomento	3.625%	2/13/30	EUR	12,500	13,841
	Council of Europe Development Bank	0.375%	6/8/26	EUR	44,653	46,993
	Council of Europe Development Bank	0.000%	4/9/27	EUR	4,760	4,880
	Council of Europe Development Bank	0.250%	1/19/32	EUR	9,338	8,599
	Council of Europe Development Bank	2.625%	1/11/34	EUR	11,000	11,855
	EUROFIMA	3.900%	12/19/25	AUD	505	330
	EUROFIMA	3.000%	5/15/26	CHF	3,315	3,975
	EUROFIMA	2.600%	1/13/27	AUD	12,660	7,993
	EUROFIMA	4.550%	3/30/27	CAD	1,372	1,010
	EUROFIMA	3.350%	5/21/29	AUD	2,190	1,357
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.875%	2/4/30	CHF	5,000	6,430
	European Bank for Reconstruction & Development	2.875%	7/17/31	EUR	12,240	13,580
[6]	European Financial Stability Facility	0.400%	5/31/26	EUR	40,993	43,197
[6]	European Financial Stability Facility	0.000%	7/20/26	EUR	24,801	25,874
[6]	European Financial Stability Facility	2.750%	8/17/26	EUR	50,000	54,601
[6]	European Financial Stability Facility	0.750%	5/3/27	EUR	28,413	29,648
[6]	European Financial Stability Facility	0.875%	7/26/27	EUR	12,810	13,358
[6]	European Financial Stability Facility	0.000%	10/13/27	EUR	18,000	18,197
[6]	European Financial Stability Facility	0.950%	2/14/28	EUR	21,454	22,199
[6]	European Financial Stability Facility	0.875%	9/5/28	EUR	7,003	7,157
[6]	European Financial Stability Facility	3.000%	12/15/28	EUR	40,000	44,166
[6]	European Financial Stability Facility	2.625%	7/16/29	EUR	30,000	32,628
[6]	European Financial Stability Facility	0.050%	10/17/29	EUR	7,997	7,681
[6]	European Financial Stability Facility	2.750%	12/3/29	EUR	2,817	3,081
[6]	European Financial Stability Facility	0.125%	3/18/30	EUR	9,689	9,219
[6]	European Financial Stability Facility	0.000%	1/20/31	EUR	53,917	49,722
[6]	European Financial Stability Facility	2.875%	5/28/31	EUR	10,000	10,967
[6]	European Financial Stability Facility	3.875%	3/30/32	EUR	10,248	11,992
[6]	European Financial Stability Facility	2.875%	2/16/33	EUR	25,000	27,435
[6]	European Financial Stability Facility	1.250%	5/24/33	EUR	23,345	22,468
[6]	European Financial Stability Facility	2.875%	2/13/34	EUR	25,000	27,196
[6]	European Financial Stability Facility	3.000%	9/4/34	EUR	2,664	2,930
[6]	European Financial Stability Facility	0.875%	4/10/35	EUR	38,787	34,658
[6]	European Financial Stability Facility	3.375%	4/3/37	EUR	5,378	6,087
[6]	European Financial Stability Facility	1.450%	9/5/40	EUR	10,447	9,036
[6]	European Financial Stability Facility	1.700%	2/13/43	EUR	18,810	16,525
[6]	European Financial Stability Facility	2.350%	7/29/44	EUR	26,968	26,063
[6]	European Financial Stability Facility	1.375%	5/31/47	EUR	29,083	23,194
[6]	European Financial Stability Facility	1.800%	7/10/48	EUR	19,554	16,722
[6]	European Financial Stability Facility	0.700%	1/20/50	EUR	15,370	9,912
[6]	European Financial Stability Facility	0.700%	1/17/53	EUR	18,093	10,999
[6]	European Financial Stability Facility	1.750%	7/17/53	EUR	1,793	1,463
	European Investment Bank	0.000%	3/13/26	EUR	5,124	5,398
	European Investment Bank	0.375%	4/14/26	EUR	26,021	27,511
	European Investment Bank	0.875%	5/15/26	GBP	5,000	6,107
	European Investment Bank	3.100%	8/17/26	AUD	17,970	11,571
	European Investment Bank	2.750%	8/25/26	PLN	5,102	1,222
	European Investment Bank	1.000%	9/21/26	GBP	14,140	17,068
	European Investment Bank	0.100%	10/15/26	EUR	12,611	13,130
	European Investment Bank	1.750%	11/12/26	SEK	25,000	2,325
	European Investment Bank	1.250%	11/13/26	EUR	3,074	3,275
	European Investment Bank	0.000%	12/22/26	EUR	28,656	29,665
96

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	0.500%	1/15/27	EUR	27,516	28,746
European Investment Bank	3.500%	4/15/27	EUR	27,561	30,754
European Investment Bank	0.000%	6/17/27	EUR	9,690	9,899
European Investment Bank	0.375%	9/15/27	EUR	75,514	77,502
European Investment Bank	3.750%	12/7/27	GBP	1,947	2,461
European Investment Bank	1.000%	1/28/28	CAD	5,538	3,715
European Investment Bank	3.300%	2/3/28	AUD	1,147	731
European Investment Bank	0.000%	3/28/28	EUR	19,098	19,133
European Investment Bank	1.375%	5/12/28	SEK	38,260	3,482
European Investment Bank	0.000%	5/15/28	EUR	5,124	5,119
European Investment Bank	0.000%	9/28/28	EUR	11,672	11,541
European Investment Bank	6.000%	12/7/28	GBP	8,198	11,177
European Investment Bank	0.625%	1/22/29	EUR	23,372	23,508
European Investment Bank	4.000%	2/15/29	GBP	43,601	55,594
European Investment Bank	3.300%	5/25/29	AUD	3,524	2,203
European Investment Bank	0.125%	6/20/29	EUR	5,894	5,737
European Investment Bank	0.250%	9/14/29	EUR	9,544	9,290
European Investment Bank	0.050%	11/15/29	EUR	20,000	19,194
European Investment Bank	2.250%	12/14/29	EUR	82,648	88,554
European Investment Bank	0.050%	1/16/30	EUR	16,660	15,927
European Investment Bank	2.750%	7/30/30	EUR	17,390	19,072
European Investment Bank	0.000%	9/9/30	EUR	12,731	11,901
European Investment Bank	2.750%	9/13/30	EUR	15,373	16,846
European Investment Bank	0.000%	1/14/31	EUR	23,948	22,206
European Investment Bank	1.300%	1/27/31	AUD	13,318	7,136
European Investment Bank	1.000%	3/14/31	EUR	22,265	21,923
European Investment Bank	2.875%	10/15/31	EUR	62,986	69,512
European Investment Bank	1.000%	4/14/32	EUR	16,396	15,876
European Investment Bank	5.625%	6/7/32	GBP	2,000	2,793
European Investment Bank	1.125%	11/15/32	EUR	10,248	9,919
European Investment Bank	2.875%	1/12/33	EUR	18,511	20,404
European Investment Bank	1.125%	4/13/33	EUR	15,372	14,733
European Investment Bank	3.000%	7/15/33	EUR	41,052	45,444
European Investment Bank	2.750%	1/16/34	EUR	29,958	32,336
European Investment Bank	2.625%	9/4/34	EUR	30,000	31,987
European Investment Bank	0.200%	3/17/36	EUR	14,007	11,345
European Investment Bank	3.125%	6/30/36	CHF	5,505	8,082
European Investment Bank	1.125%	9/15/36	EUR	24,593	22,093
European Investment Bank	3.875%	6/8/37	GBP	10,767	12,817
European Investment Bank	5.000%	4/15/39	GBP	3,584	4,736
European Investment Bank	2.750%	3/15/40	EUR	9,505	10,010
European Investment Bank	0.250%	6/15/40	EUR	11,552	8,277
European Investment Bank	0.010%	5/15/41	EUR	6,000	3,975
European Investment Bank	3.625%	3/14/42	EUR	2,869	3,354
European Investment Bank	1.000%	11/14/42	EUR	5,124	3,996
European Investment Bank	4.500%	3/7/44	GBP	4,355	5,302
European Investment Bank	1.750%	9/15/45	EUR	12,153	10,644
European Investment Bank	0.875%	9/13/47	EUR	5,124	3,642
European Investment Bank	1.500%	11/15/47	EUR	2,561	2,095
European Investment Bank	1.500%	10/16/48	EUR	1,575	1,273
European Investment Bank	0.050%	1/27/51	EUR	10,303	5,248
European Investment Bank	4.625%	10/12/54	GBP	3,945	4,866
European Stability Mechanism	0.500%	3/2/26	EUR	23,929	25,355
European Stability Mechanism	0.750%	3/15/27	EUR	19,640	20,532
European Stability Mechanism	0.750%	9/5/28	EUR	9,456	9,624
European Stability Mechanism	0.500%	3/5/29	EUR	21,522	21,460
European Stability Mechanism	0.010%	3/4/30	EUR	26,804	25,425
European Stability Mechanism	0.010%	10/15/31	EUR	12,202	11,079
European Stability Mechanism	1.125%	5/3/32	EUR	2,680	2,613
European Stability Mechanism	1.200%	5/23/33	EUR	6,148	5,929
European Stability Mechanism	2.750%	9/15/34	EUR	25,000	27,017
European Stability Mechanism	1.625%	11/17/36	EUR	20,471	19,423
European Stability Mechanism	1.750%	10/20/45	EUR	5,124	4,503
European Stability Mechanism	1.800%	11/2/46	EUR	16,820	14,844
European Stability Mechanism	1.850%	12/1/55	EUR	17,355	14,279
European Union	0.000%	7/6/26	EUR	48,703	50,884
European Union	2.750%	10/5/26	EUR	130,845	142,946
European Union	2.000%	10/4/27	EUR	41,133	44,196
European Union	2.500%	11/4/27	EUR	9,736	10,630
European Union	2.875%	12/6/27	EUR	69,319	76,204
97

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Union	2.875%	4/4/28	EUR	2,561	2,830
European Union	0.000%	6/2/28	EUR	39,303	39,205
European Union	0.000%	10/4/28	EUR	25,684	25,292
European Union	3.125%	12/5/28	EUR	129,063	143,144
European Union	2.875%	10/5/29	EUR	30,895	33,937
European Union	1.625%	12/4/29	EUR	90,525	93,866
European Union	0.000%	10/4/30	EUR	2,148	2,010
European Union	3.125%	12/4/30	EUR	33,864	37,651
European Union	0.750%	4/4/31	EUR	16,781	16,323
European Union	0.000%	4/22/31	EUR	20,237	18,615
European Union	0.000%	7/4/31	EUR	102,758	93,416
European Union	2.500%	12/4/31	EUR	60,000	64,099
European Union	1.000%	7/6/32	EUR	54,884	52,333
European Union	2.750%	2/4/33	EUR	55,000	59,441
European Union	3.250%	7/4/34	EUR	42,043	46,860
European Union	3.000%	12/4/34	EUR	82,121	89,515
European Union	0.000%	7/4/35	EUR	55,110	44,289
European Union	0.250%	4/22/36	EUR	21,290	17,201
European Union	0.200%	6/4/36	EUR	44,216	35,410
European Union	0.400%	2/4/37	EUR	31,007	24,840
European Union	0.875%	3/11/37	EUR	1,868	1,589
European Union	2.750%	12/4/37	EUR	18,962	20,086
European Union	3.375%	10/4/38	EUR	18,877	20,939
European Union	3.375%	10/4/39	EUR	133,882	147,820
European Union	0.100%	10/4/40	EUR	22,559	15,677
European Union	0.450%	7/4/41	EUR	49,591	34,799
European Union	3.750%	4/4/42	EUR	5,124	6,107
European Union	3.375%	11/4/42	EUR	25,193	27,786
European Union	1.250%	2/4/43	EUR	14,647	11,517
European Union	4.000%	4/4/44	EUR	42,035	49,955
European Union	0.450%	5/2/46	EUR	17,889	11,532
European Union	0.750%	1/4/47	EUR	21,887	15,081
European Union	2.625%	2/4/48	EUR	35,988	34,967
European Union	3.250%	2/4/50	EUR	98,247	105,644
European Union	0.700%	7/6/51	EUR	71,821	43,286
European Union	2.500%	10/4/52	EUR	61,515	56,702
European Union	3.375%	10/5/54	EUR	64,601	69,916
Inter-American Development Bank	1.250%	12/15/25	GBP	12,544	15,568
Inter-American Development Bank	4.400%	1/26/26	CAD	37	27
Inter-American Development Bank	4.250%	6/11/26	AUD	663	435
Inter-American Development Bank	1.000%	6/29/26	CAD	4,800	3,326
Inter-American Development Bank	0.500%	9/15/26	GBP	5,124	6,123
Inter-American Development Bank	0.875%	8/27/27	CAD	3,219	2,166
Inter-American Development Bank	2.125%	12/15/28	GBP	4,669	5,498
Inter-American Development Bank	4.700%	10/3/30	AUD	12,000	7,884
Inter-American Development Bank	3.290%	6/28/32	AUD	5,238	3,091
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	5,307	3,434
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	3,178	2,210
International Bank for Reconstruction & Development	0.750%	6/10/26	NZD	2,993	1,703
International Bank for Reconstruction & Development	5.000%	6/22/26	NZD	4,500	2,736
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	2,561	3,064
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	6,735	4,676
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	8,419	5,397
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	7,107	8,475
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	23,660	24,401
International Bank for Reconstruction & Development	1.800%	1/19/27	CAD	2,918	2,033
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	10,248	11,746
International Bank for Reconstruction & Development	0.625%	9/24/27	NZD	9,490	5,175
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	2,761	1,857
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	5,635	5,799
International Bank for Reconstruction & Development	4.400%	1/13/28	AUD	25,000	16,429
International Bank for Reconstruction & Development	3.700%	1/18/28	CAD	9,700	7,074
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	26,829	26,794
International Bank for Reconstruction & Development	1.625%	5/10/28	NZD	6,735	3,725
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	11,122	12,489
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,683	1,063
International Bank for Reconstruction & Development	3.875%	10/2/28	GBP	24,250	30,683
International Bank for Reconstruction & Development	1.250%	12/13/28	GBP	6,012	6,865
International Bank for Reconstruction & Development	4.300%	1/10/29	AUD	10,000	6,530
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	919	622
98

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	1,720	1,877
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	5,854	5,559
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	2,767	2,691
International Bank for Reconstruction & Development	4.250%	9/18/30	CAD	10,600	7,984
International Bank for Reconstruction & Development	4.125%	7/31/31	GBP	11,548	14,608
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	3,074	4,280
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	23,743	21,959
International Bank for Reconstruction & Development	4.200%	4/21/33	AUD	6,000	3,747
International Bank for Reconstruction & Development	2.900%	2/14/34	EUR	20,085	22,086
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	16,943	15,931
International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	1,844	1,576
International Bank for Reconstruction & Development	0.100%	9/17/35	EUR	2,801	2,275
International Bank for Reconstruction & Development	3.100%	4/14/38	EUR	4,400	4,843
International Bank for Reconstruction & Development	3.450%	9/13/38	EUR	9,545	10,893
International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	5,260	3,660
International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	4,315	2,276
International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	2,767	1,205
International Development Assn.	0.750%	9/21/28	GBP	1,502	1,684
International Development Assn.	0.000%	7/15/31	EUR	9,338	8,544
International Development Assn.	0.350%	4/22/36	EUR	23,250	19,105
International Development Assn.	1.750%	5/5/37	EUR	12,000	11,360
International Development Assn.	0.700%	1/17/42	EUR	5,789	4,280
International Development Assn.	3.200%	1/18/44	EUR	10,000	10,934
International Finance Corp.	0.250%	12/15/25	GBP	5,226	6,409
International Finance Corp.	3.200%	7/22/26	AUD	12,741	8,216
International Finance Corp.	4.500%	8/21/26	CAD	1,400	1,027
International Finance Corp.	0.875%	9/15/26	GBP	7,515	9,054
International Finance Corp.	1.850%	1/28/27	CAD	5,138	3,586
International Finance Corp.	0.750%	7/22/27	GBP	5,124	5,982
International Finance Corp.	3.200%	10/18/27	AUD	611	389
International Finance Corp.	0.750%	5/24/28	AUD	6,500	3,761
International Finance Corp.	4.875%	12/19/28	NZD	5,000	3,076
International Finance Corp.	3.150%	6/26/29	AUD	4,864	3,016
International Finance Corp.	4.875%	12/13/29	NZD	4,400	2,712
International Finance Corp.	3.635%	8/26/33	AUD	6,500	3,875
International Finance Corp.	1.500%	4/15/35	AUD	13,020	6,089
Nordic Investment Bank	0.500%	11/3/25	EUR	10,055	10,724
Nordic Investment Bank	0.125%	12/15/26	GBP	13,368	15,752
Nordic Investment Bank	4.375%	2/21/30	NZD	2,500	1,504
					4,566,143
Sweden (0.3%)
Kingdom of Sweden	0.750%	11/12/29	SEK	198,515	17,584
Kingdom of Sweden	0.125%	5/12/31	SEK	582,080	48,407
Kingdom of Sweden	2.250%	6/1/32	SEK	188,345	17,942
Kingdom of Sweden	1.750%	11/11/33	SEK	195,000	17,813
Kingdom of Sweden	3.500%	3/30/39	SEK	118,110	12,744
Kingdom of Sweden	1.375%	6/23/71	SEK	168,410	10,807
Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	367,740	33,920
Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	306,190	28,063
Kommuninvest I Sverige AB	2.750%	2/12/27	EUR	5,400	5,905
Kommuninvest I Sverige AB	3.250%	11/12/29	SEK	120,000	11,680
Kommuninvest I Sverige AB	3.250%	6/12/30	SEK	200,000	19,349
Svensk Exportkredit AB	2.750%	2/23/28	EUR	25,000	27,267
					251,481
Switzerland (0.5%)
Canton of Basel-Landschaft	1.375%	9/29/34	CHF	8,465	10,359
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,805	2,187
Canton of Geneva Switzerland	0.400%	4/28/36	CHF	2,545	2,776
Canton of Geneva Switzerland	0.600%	7/4/46	CHF	1,520	1,680
Canton of Vaud	2.000%	10/24/33	CHF	4,540	5,849
Canton of Zurich	1.250%	12/3/32	CHF	1,525	1,845
Canton of Zurich	2.000%	7/29/38	CHF	5,100	6,781
Canton of Zurich	0.250%	7/12/39	CHF	6,375	6,786
City of Zurich Switzerland	2.550%	3/10/36	CHF	10,000	13,832
Swiss Confederation	1.250%	5/28/26	CHF	51,517	60,494
Swiss Confederation	3.250%	6/27/27	CHF	4,593	5,728
Swiss Confederation	0.500%	5/27/30	CHF	26,454	30,867
Swiss Confederation	2.250%	6/22/31	CHF	44,889	58,357
Swiss Confederation	0.500%	6/27/32	CHF	7,246	8,457
99

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Swiss Confederation	3.500%	4/8/33	CHF	10,512	15,287
	Swiss Confederation	0.000%	6/26/34	CHF	14,655	16,285
	Swiss Confederation	0.250%	6/23/35	CHF	52,207	59,170
	Swiss Confederation	2.500%	3/8/36	CHF	10,137	14,398
	Swiss Confederation	1.250%	6/27/37	CHF	15,437	19,582
	Swiss Confederation	1.500%	10/26/38	CHF	10,000	13,168
	Swiss Confederation	1.500%	4/30/42	CHF	20,974	28,405
	Swiss Confederation	1.250%	6/28/43	CHF	8,007	10,531
	Swiss Confederation	0.500%	6/28/45	CHF	12,757	14,727
	Swiss Confederation	4.000%	1/6/49	CHF	14,337	29,855
	Swiss Confederation	0.500%	5/24/55	CHF	3,188	3,728
	Swiss Confederation	0.500%	5/30/58	CHF	19,513	23,148
	Swiss Confederation	2.000%	6/25/64	CHF	2,449	4,563
						468,845
Thailand (0.9%)
	Kingdom of Thailand	3.850%	12/12/25	THB	637,918	19,264
	Kingdom of Thailand	2.350%	6/17/26	THB	1,365,200	40,613
	Kingdom of Thailand	2.125%	12/17/26	THB	496,408	14,720
	Kingdom of Thailand	2.250%	3/17/27	THB	900,000	26,762
	Kingdom of Thailand	1.000%	6/17/27	THB	1,423,372	40,995
	Kingdom of Thailand	2.400%	11/17/27	THB	1,000,000	29,880
	Kingdom of Thailand	3.580%	12/17/27	THB	466,275	14,426
	Kingdom of Thailand	5.670%	3/13/28	THB	61,239	2,023
	Kingdom of Thailand	2.650%	6/17/28	THB	1,100,000	33,162
	Kingdom of Thailand	2.875%	12/17/28	THB	839,187	25,562
	Kingdom of Thailand	2.400%	3/17/29	THB	650,000	19,428
	Kingdom of Thailand	4.875%	6/22/29	THB	887,982	29,423
	Kingdom of Thailand	2.500%	11/17/29	THB	600,000	18,023
	Kingdom of Thailand	1.600%	12/17/29	THB	744,661	21,415
	Kingdom of Thailand	3.650%	6/20/31	THB	627,711	20,186
	Kingdom of Thailand	2.000%	12/17/31	THB	1,142,818	33,219
	Kingdom of Thailand	3.775%	6/25/32	THB	769,585	25,057
	Kingdom of Thailand	3.350%	6/17/33	THB	995,000	31,666
	Kingdom of Thailand	2.800%	6/17/34	THB	1,035,000	31,676
	Kingdom of Thailand	1.600%	6/17/35	THB	153,099	4,172
	Kingdom of Thailand	1.585%	12/17/35	THB	1,231,603	33,392
	Kingdom of Thailand	3.400%	6/17/36	THB	1,181,203	38,014
	Kingdom of Thailand	3.390%	6/17/37	THB	1,091,000	35,102
	Kingdom of Thailand	4.260%	12/12/37	THB	141,362	4,856
	Kingdom of Thailand	3.300%	6/17/38	THB	1,076,247	34,283
	Kingdom of Thailand	3.800%	6/14/41	THB	76,549	2,581
	Kingdom of Thailand	2.000%	6/17/42	THB	970,118	25,616
	Kingdom of Thailand	3.450%	6/17/43	THB	1,110,000	35,539
	Kingdom of Thailand	4.675%	6/29/44	THB	429,761	16,037
	Kingdom of Thailand	2.875%	6/17/46	THB	576,435	16,712
	Kingdom of Thailand	3.140%	6/17/47	THB	811,000	24,331
	Kingdom of Thailand	1.875%	6/17/49	THB	472,937	11,167
	Kingdom of Thailand	2.750%	6/17/52	THB	137,200	3,799
	Kingdom of Thailand	4.000%	6/17/55	THB	668,340	23,201
	Kingdom of Thailand	4.850%	6/17/61	THB	9,492	366
	Kingdom of Thailand	4.000%	6/17/66	THB	248,447	8,440
	Kingdom of Thailand	3.600%	6/17/67	THB	895,459	28,055
	Kingdom of Thailand	2.500%	6/17/71	THB	93,000	2,163
	Kingdom of Thailand	4.000%	6/17/72	THB	694,000	23,809
						849,135
United Kingdom (5.0%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	2,253	2,856
[4]	LCR Finance plc	4.500%	12/7/28	GBP	3,843	4,967
[4]	LCR Finance plc	5.100%	3/7/51	GBP	3,433	4,476
	Transport for London	3.625%	5/15/45	GBP	2,019	2,022
	Transport for London	4.000%	4/7/64	GBP	2,000	2,053
	United Kingdom Gilt	1.500%	7/22/26	GBP	36,430	44,853
	United Kingdom Gilt	4.125%	1/29/27	GBP	320,952	411,768
	United Kingdom Gilt	3.750%	3/7/27	GBP	150,000	190,785
	United Kingdom Gilt	4.250%	12/7/27	GBP	43,775	56,605
	United Kingdom Gilt	4.500%	6/7/28	GBP	195,316	253,709
	United Kingdom Gilt	0.500%	1/31/29	GBP	180,289	200,226
	United Kingdom Gilt	4.125%	7/22/29	GBP	90,000	115,485
	United Kingdom Gilt	0.875%	10/22/29	GBP	40,000	44,269
100

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	0.375%	10/22/30	GBP	62,000	64,316
United Kingdom Gilt	4.750%	12/7/30	GBP	64,441	85,660
United Kingdom Gilt	0.250%	7/31/31	GBP	147,814	147,276
United Kingdom Gilt	4.000%	10/22/31	GBP	102,400	129,842
United Kingdom Gilt	1.000%	1/31/32	GBP	70,000	72,244
United Kingdom Gilt	4.250%	6/7/32	GBP	98,346	127,003
United Kingdom Gilt	3.250%	1/31/33	GBP	140,000	167,282
United Kingdom Gilt	0.875%	7/31/33	GBP	193,000	187,090
United Kingdom Gilt	4.625%	1/31/34	GBP	115,100	151,214
United Kingdom Gilt	4.250%	7/31/34	GBP	57,730	73,658
United Kingdom Gilt	4.500%	9/7/34	GBP	59,109	77,024
United Kingdom Gilt	0.625%	7/31/35	GBP	123,948	108,669
United Kingdom Gilt	4.250%	3/7/36	GBP	70,175	88,906
United Kingdom Gilt	1.750%	9/7/37	GBP	74,538	70,488
United Kingdom Gilt	3.750%	1/29/38	GBP	91,747	109,056
United Kingdom Gilt	4.750%	12/7/38	GBP	59,702	78,371
United Kingdom Gilt	1.125%	1/31/39	GBP	148,949	123,737
United Kingdom Gilt	4.250%	9/7/39	GBP	25,889	32,052
United Kingdom Gilt	4.375%	1/31/40	GBP	20,020	24,977
United Kingdom Gilt	4.250%	12/7/40	GBP	42,342	52,017
United Kingdom Gilt	1.250%	10/22/41	GBP	99,525	77,306
United Kingdom Gilt	4.500%	12/7/42	GBP	76,190	95,437
United Kingdom Gilt	4.750%	10/22/43	GBP	77,580	99,768
United Kingdom Gilt	3.250%	1/22/44	GBP	68,116	71,023
United Kingdom Gilt	3.500%	1/22/45	GBP	74,660	80,257
United Kingdom Gilt	0.875%	1/31/46	GBP	59,579	37,176
United Kingdom Gilt	4.250%	12/7/46	GBP	79,111	94,266
United Kingdom Gilt	1.500%	7/22/47	GBP	85,600	60,563
United Kingdom Gilt	1.750%	1/22/49	GBP	41,486	30,404
United Kingdom Gilt	4.250%	12/7/49	GBP	53,888	63,873
United Kingdom Gilt	0.625%	10/22/50	GBP	58,909	29,702
United Kingdom Gilt	1.250%	7/31/51	GBP	84,644	51,351
United Kingdom Gilt	3.750%	7/22/52	GBP	53,582	58,034
United Kingdom Gilt	1.500%	7/31/53	GBP	73,769	46,613
United Kingdom Gilt	3.750%	10/22/53	GBP	99,524	106,931
United Kingdom Gilt	4.375%	7/31/54	GBP	89,520	106,845
United Kingdom Gilt	1.625%	10/22/54	GBP	50,592	32,722
United Kingdom Gilt	4.250%	12/7/55	GBP	64,510	75,760
United Kingdom Gilt	1.750%	7/22/57	GBP	92,515	60,610
United Kingdom Gilt	4.000%	1/22/60	GBP	48,637	54,647
United Kingdom Gilt	0.500%	10/22/61	GBP	90,029	33,574
United Kingdom Gilt	4.000%	10/22/63	GBP	56,331	63,052
United Kingdom Gilt	2.500%	7/22/65	GBP	68,527	53,452
United Kingdom Gilt	3.500%	7/22/68	GBP	68,734	69,210
United Kingdom Gilt	1.625%	10/22/71	GBP	56,836	32,202
United Kingdom Gilt	1.125%	10/22/73	GBP	44,639	20,278
					4,910,012
Total Sovereign Bonds (Cost $84,282,253)					75,514,558
101

Total International Bond Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[11]	Vanguard Market Liquidity Fund (Cost $1,179,634)	4.834%	11,797,205	1,179,603
Total Investments (98.9%) (Cost $107,448,143)	97,668,843
Other Assets and Liabilities—Net (1.1%)	1,077,637
Net Assets (100.0%)	98,746,480
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $18,045,381,000, representing 18.3% of net assets.
4	Guaranteed by the Government of the United Kingdom.
5	Securities with a value of $1,046,976,000 have been pledged as collateral for open forward currency contracts.
6	Guaranteed by multiple countries.
7	Securities with a value of $6,378,000 have been segregated as initial margin for open centrally cleared non-deliverable forward currency contracts.
8	Securities with a value of $28,249,000 have been segregated as initial margin for open futures contracts.
9	Guaranteed by the Federal Republic of Germany.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
COP—Colombian peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romanian new leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Bobl	December 2024	1,500	192,776	1
Euro-OAT	December 2024	278	37,696	17
Euro-Schatz	December 2024	5,912	685,135	(1,122)
				(1,104)

102

Total International Bond Index Fund
Centrally Cleared Non-Deliverable Forward Currency Contracts
Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
	Currency Purchased		Currency Sold
11/6/24	COP	392,000,000	USD	89,730	—	(1,217)
11/6/24	PEN	249,000	USD	66,124	—	(145)
12/4/24	USD	89,365	COP	392,000,000	1,213	—
11/6/24	USD	33,354	COP	139,000,000	1,968	—
11/6/24	USD	85,611	PEN	319,000	1,084	—
12/4/24	USD	66,100	PEN	249,000	142	—
					4,407	(1,362)

Over-the-Counter Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/3/24	AUD	42,585	USD	27,902	132	—
BNP Paribas	12/3/24	AUD	23,774	USD	15,577	74	—
Toronto-Dominion Bank	12/3/24	AUD	22,258	USD	14,583	70	—
State Street Bank & Trust Co.	12/3/24	AUD	10,442	USD	6,842	33	—
State Street Bank & Trust Co.	12/2/24	CAD	62,595	USD	44,957	46	—
Toronto-Dominion Bank	12/2/24	CAD	41,730	USD	29,965	37	—
Wells Fargo Bank N.A.	11/4/24	CHF	15,000	USD	17,645	—	(266)
Wells Fargo Bank N.A.	11/6/24	CLP	63,000,000	USD	66,210	—	(685)
State Street Bank & Trust Co.	11/6/24	CLP	42,000,000	USD	44,085	—	(401)
State Street Bank & Trust Co.	11/6/24	CLP	37,743,067	USD	39,234	22	—
Standard Chartered Bank	11/4/24	CNY	6,565,232	USD	921,469	2,004	—
HSBC Bank plc	11/4/24	CNY	1,641,308	USD	230,149	719	—
Standard Chartered Bank	11/4/24	CNY	132,749	USD	18,971	—	(298)
HSBC Bank plc	12/3/24	CNY	86,410	USD	12,133	69	—
Citibank, N.A.	11/6/24	COP	290,000,000	USD	66,245	—	(764)
State Street Bank & Trust Co.	11/6/24	COP	267,000,000	USD	60,505	—	(218)
Royal Bank of Canada	11/6/24	COP	120,000,000	USD	27,180	—	(84)
Wells Fargo Bank N.A.	11/6/24	COP	98,235,100	USD	22,286	—	(104)
State Street Bank & Trust Co.	12/4/24	COP	23,860,674	USD	5,385	—	(19)
Toronto-Dominion Bank	11/4/24	CZK	6,860,386	USD	294,017	722	—
UBS AG	11/4/24	CZK	3,378,996	USD	144,953	217	—
The Bank of New York Mellon Corp.	11/4/24	CZK	588,000	USD	25,636	—	(374)
Standard Chartered Bank	11/4/24	CZK	375,450	USD	16,104	27	—
State Street Bank & Trust Co.	12/3/24	CZK	141,049	USD	6,053	10	—
Societe Generale SA	11/4/24	EUR	3,960,000	USD	4,292,728	15,600	—
Bank of America, N.A.	11/4/24	EUR	3,960,000	USD	4,284,679	23,648	—
HSBC Bank plc	11/4/24	EUR	2,640,000	USD	2,856,612	15,606	—
Canadian Imperial Bank of Commerce	11/4/24	EUR	1,320,000	USD	1,430,026	6,083	—
The Bank of New York Mellon Corp.	11/4/24	EUR	1,320,000	USD	1,429,252	6,857	—
Commonwealth Bank of Australia	11/4/24	EUR	1,320,000	USD	1,427,368	8,742	—
Barclays Bank plc	11/4/24	EUR	440,000	USD	476,344	2,359	—
Citibank, N.A.	11/4/24	EUR	440,000	USD	476,256	2,447	—
Toronto-Dominion Bank	11/4/24	EUR	440,000	USD	476,168	2,535	—
Wells Fargo Bank N.A.	11/4/24	EUR	440,000	USD	475,948	2,755	—
UBS AG	11/4/24	EUR	440,000	USD	475,948	2,755	—
State Street Bank & Trust Co.	11/4/24	EUR	440,000	USD	475,200	3,503	—
Royal Bank of Canada	11/4/24	EUR	440,000	USD	474,320	4,383	—
Toronto-Dominion Bank	12/3/24	GBP	105,888	USD	136,128	402	—
BNP Paribas	11/5/24	HUF	60,398,888	USD	160,379	530	—
Standard Chartered Bank	11/5/24	HUF	2,070,010	USD	5,504	11	—
Deutsche Bank AG	11/4/24	IDR	6,468,683,166	USD	413,071	—	(1,028)
Standard Chartered Bank	11/4/24	IDR	6,468,683,168	USD	410,932	1,116	—
103

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Deutsche Bank AG	11/4/24	IDR	3,234,341,584	USD	205,484	536	—
Standard Chartered Bank	11/4/24	IDR	100,000,000	USD	6,596	—	(224)
Morgan Stanley Capital Services Inc.	11/4/24	ILS	139,000	USD	36,537	679	—
Toronto-Dominion Bank	11/5/24	JPY	513,587,697	USD	3,365,499	16,884	—
Bank of America, N.A.	11/5/24	JPY	242,782,801	USD	1,590,490	8,430	—
Barclays Bank plc	11/5/24	JPY	173,598,710	USD	1,137,509	5,777	—
UBS AG	11/5/24	JPY	167,219,765	USD	1,096,160	5,115	—
Wells Fargo Bank N.A.	11/5/24	JPY	135,606,079	USD	887,539	5,535	—
The Bank of New York Mellon Corp.	11/5/24	JPY	135,082,152	USD	884,627	4,996	—
Standard Chartered Bank	11/5/24	JPY	134,200,000	USD	881,011	2,803	—
Royal Bank of Canada	11/5/24	JPY	107,800,000	USD	707,697	2,251	—
HSBC Bank plc	11/5/24	JPY	72,478,025	USD	472,275	5,050	—
Commonwealth Bank of Australia	11/5/24	JPY	67,541,076	USD	441,849	2,963	—
Canadian Imperial Bank of Commerce	11/5/24	JPY	66,899,770	USD	437,840	2,748	—
JPMorgan Chase Bank, N.A.	11/5/24	JPY	35,190,424	USD	230,986	772	—
Citibank, N.A.	11/5/24	JPY	2,658,357	USD	17,452	55	—
State Street Bank & Trust Co.	11/5/24	KRW	1,846,588,565	USD	1,333,995	7,620	—
HSBC Bank plc	11/5/24	KRW	369,317,713	USD	266,972	1,351	—
BNP Paribas	11/5/24	KRW	369,317,713	USD	266,867	1,456	—
Standard Chartered Bank	11/5/24	KRW	369,317,713	USD	266,434	1,889	—
Deutsche Bank AG	11/5/24	KRW	169,388,050	USD	129,769	—	(6,703)
JPMorgan Chase Bank, N.A.	12/3/24	MXN	333,915	USD	16,582	10	—
UBS AG	11/4/24	MXN	60,000	USD	3,048	—	(52)
BNP Paribas	11/4/24	MYR	3,048,156	USD	698,961	—	(2,967)
HSBC Bank plc	11/4/24	MYR	1,016,052	USD	233,844	—	(1,846)
Deutsche Bank AG	11/4/24	MYR	139,584	USD	33,900	—	(2,029)
Wells Fargo Bank N.A.	11/6/24	PEN	205,000	USD	54,266	53	—
State Street Bank & Trust Co.	11/6/24	PEN	83,701	USD	22,246	—	(67)
HSBC Bank plc	11/5/24	PLN	667,061	USD	166,349	277	—
The Bank of New York Mellon Corp.	11/5/24	PLN	647,442	USD	161,719	7	—
Wells Fargo Bank N.A.	11/5/24	PLN	647,442	USD	161,558	168	—
Standard Chartered Bank	11/5/24	PLN	92,270	USD	23,020	28	—
State Street Bank & Trust Co.	12/3/24	PLN	41,108	USD	10,247	12	—
Societe Generale SA	11/4/24	RON	578,294	USD	126,238	196	—
Deutsche Bank AG	11/4/24	RON	526,794	USD	115,104	71	—
Standard Chartered Bank	11/4/24	RON	51,500	USD	11,240	20	—
Wells Fargo Bank N.A.	11/4/24	SGD	342,428	USD	258,925	444	—
Toronto-Dominion Bank	11/4/24	SGD	14,000	USD	10,808	—	(203)
Standard Chartered Bank	11/4/24	THB	5,313,331	USD	157,619	—	(116)
Deutsche Bank AG	11/4/24	THB	5,313,331	USD	157,572	—	(69)
Morgan Stanley Capital Services Inc.	11/4/24	THB	5,313,331	USD	157,432	71	—
Standard Chartered Bank	11/4/24	THB	5,313,331	USD	157,292	211	—
UBS AG	11/4/24	THB	5,313,331	USD	157,060	443	—
Commonwealth Bank of Australia	12/3/24	USD	1,765,065	AUD	2,693,753	—	(8,303)
Commonwealth Bank of Australia	11/4/24	USD	1,780,337	AUD	2,565,370	91,974	—
State Street Bank & Trust Co.	12/3/24	USD	674,568	AUD	1,029,559	—	(3,218)
State Street Bank & Trust Co.	11/4/24	USD	706,701	AUD	1,018,148	36,621	—
JPMorgan Chase Bank, N.A.	11/4/24	USD	541,868	AUD	780,667	28,083	—
JPMorgan Chase Bank, N.A.	12/3/24	USD	505,926	AUD	772,170	—	(2,413)
UBS AG	12/3/24	USD	505,924	AUD	772,170	—	(2,416)
UBS AG	11/4/24	USD	530,026	AUD	763,611	27,466	—
Canadian Imperial Bank of Commerce	11/4/24	USD	9,463	AUD	14,000	250	—
HSBC Bank plc	11/4/24	USD	4,134	AUD	6,000	185	—
104

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	12/3/24	USD	367	AUD	559	—	(1)
Toronto-Dominion Bank	12/2/24	USD	2,907,568	CAD	4,049,192	—	(3,587)
Toronto-Dominion Bank	11/1/24	USD	2,958,163	CAD	3,993,376	89,980	—
Royal Bank of Canada	11/1/24	USD	1,533,212	CAD	2,067,834	48,021	—
Bank of Montreal	12/2/24	USD	944,054	CAD	1,314,727	—	(1,165)
Bank of Montreal	11/1/24	USD	916,836	CAD	1,237,683	27,888	—
The Bank of New York Mellon Corp.	11/1/24	USD	652,689	CAD	880,477	20,299	—
Royal Bank of Canada	12/2/24	USD	572,757	CAD	797,644	—	(707)
Royal Bank of Canada	12/2/24	USD	319,006	CAD	443,000	513	—
State Street Bank & Trust Co.	12/2/24	USD	318,903	CAD	443,000	409	—
Bank of Montreal	12/2/24	USD	318,754	CAD	443,000	261	—
The Bank of New York Mellon Corp.	12/2/24	USD	318,457	CAD	443,000	—	(37)
Barclays Bank plc	12/2/24	USD	256,713	CAD	356,416	468	—
Canadian Imperial Bank of Commerce	12/2/24	USD	148,858	CAD	207,000	36	—
Standard Chartered Bank	11/1/24	USD	98,321	CAD	132,729	2,991	—
Standard Chartered Bank	12/2/24	USD	15,885	CAD	22,121	—	(20)
UBS AG	11/4/24	USD	795,940	CHF	669,412	20,365	—
State Street Bank & Trust Co.	12/3/24	USD	768,201	CHF	662,499	—	(1,772)
UBS AG	12/3/24	USD	266,687	CHF	229,756	—	(341)
Canadian Imperial Bank of Commerce	11/4/24	USD	223,292	CHF	187,439	6,126	—
BNP Paribas	12/3/24	USD	176,392	CHF	152,048	—	(323)
Toronto-Dominion Bank	11/4/24	USD	146,010	CHF	122,704	3,846	—
Toronto-Dominion Bank	12/3/24	USD	134,503	CHF	115,940	—	(246)
BNP Paribas	11/4/24	USD	128,603	CHF	108,076	3,387	—
State Street Bank & Trust Co.	11/4/24	USD	76,875	CHF	64,604	2,025	—
Wells Fargo Bank N.A.	12/4/24	USD	66,195	CLP	63,000,000	687	—
State Street Bank & Trust Co.	11/6/24	USD	63,853	CLP	57,400,000	4,153	—
Toronto-Dominion Bank	11/6/24	USD	55,418	CLP	50,041,066	3,371	—
State Street Bank & Trust Co.	12/4/24	USD	44,076	CLP	42,000,000	404	—
State Street Bank & Trust Co.	12/4/24	USD	39,224	CLP	37,743,067	—	(21)
Morgan Stanley Capital Services Inc.	11/6/24	USD	28,240	CLP	25,302,001	1,924	—
Wells Fargo Bank N.A.	11/6/24	USD	11,174	CLP	10,000,000	773	—
Standard Chartered Bank	12/3/24	USD	923,621	CNY	6,565,232	—	(3,443)
HSBC Bank plc	11/4/24	USD	485,862	CNY	3,409,595	6,264	—
State Street Bank & Trust Co.	11/4/24	USD	469,552	CNY	3,286,464	7,274	—
HSBC Bank plc	12/3/24	USD	296,419	CNY	2,108,319	—	(1,293)
Standard Chartered Bank	11/4/24	USD	234,999	CNY	1,643,232	3,860	—
Citibank, N.A.	11/6/24	USD	108,828	COP	456,235,100	5,811	—
Wells Fargo Bank N.A.	11/6/24	USD	81,163	COP	340,000,000	4,392	—
Citibank, N.A.	12/4/24	USD	65,974	COP	290,000,000	759	—
State Street Bank & Trust Co.	12/4/24	USD	60,264	COP	267,000,000	222	—
State Street Bank & Trust Co.	11/6/24	USD	54,709	COP	232,000,000	2,324	—
Royal Bank of Canada	12/4/24	USD	27,072	COP	120,000,000	86	—
Wells Fargo Bank N.A.	12/4/24	USD	22,198	COP	98,235,100	107	—
BNP Paribas	12/4/24	USD	20,448	COP	90,491,951	98	—
UBS AG	12/4/24	USD	121	COP	534,425	—	—
Toronto-Dominion Bank	12/3/24	USD	294,174	CZK	6,860,386	—	(748)
Deutsche Bank AG	11/4/24	USD	242,353	CZK	5,454,078	8,033	—
UBS AG	12/3/24	USD	145,030	CZK	3,378,996	—	(230)
UBS AG	11/4/24	USD	121,335	CZK	2,727,039	4,175	—
HSBC Bank plc	11/4/24	USD	121,163	CZK	2,727,039	4,003	—
Standard Chartered Bank	12/3/24	USD	16,112	CZK	375,450	—	(28)
Standard Chartered Bank	11/4/24	USD	6,497	CZK	146,700	195	—
105

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	11/4/24	USD	5,889	CZK	132,978	176	—
State Street Bank & Trust Co.	11/4/24	USD	649	CZK	15,000	5	—
Bank of America, N.A.	12/3/24	USD	322,167	DKK	2,210,706	—	(750)
Deutsche Bank AG	11/4/24	USD	165,098	DKK	1,099,692	4,701	—
Societe Generale SA	12/3/24	USD	158,844	DKK	1,088,855	—	(206)
UBS AG	11/4/24	USD	160,551	DKK	1,067,348	4,872	—
HSBC Bank plc	11/4/24	USD	160,401	DKK	1,067,348	4,722	—
State Street Bank & Trust Co.	12/3/24	USD	57,064	DKK	391,355	—	(101)
JPMorgan Chase Bank, N.A.	11/4/24	USD	9,774	DKK	65,173	268	—
State Street Bank & Trust Co.	11/4/24	USD	12,835,139	EUR	11,485,063	339,822	—
State Street Bank & Trust Co.	12/3/24	USD	12,031,158	EUR	11,071,189	—	(28,070)
Toronto-Dominion Bank	12/3/24	USD	7,369,082	EUR	6,780,395	—	(16,422)
Bank of America, N.A.	12/3/24	USD	5,952,100	EUR	5,488,693	—	(26,426)
Societe Generale SA	12/3/24	USD	5,733,642	EUR	5,280,000	—	(17,569)
Canadian Imperial Bank of Commerce	11/4/24	USD	5,415,176	EUR	4,840,000	149,437	—
Royal Bank of Canada	11/4/24	USD	5,073,535	EUR	4,532,483	142,363	—
Toronto-Dominion Bank	11/4/24	USD	4,874,984	EUR	4,361,027	130,351	—
Royal Bank of Canada	12/3/24	USD	4,653,899	EUR	4,285,400	—	(13,947)
HSBC Bank plc	12/3/24	USD	4,295,164	EUR	3,960,000	—	(18,243)
Societe Generale SA	11/4/24	USD	3,935,928	EUR	3,520,000	106,299	—
Citibank, N.A.	11/4/24	USD	2,953,202	EUR	2,640,000	80,980	—
The Bank of New York Mellon Corp.	11/4/24	USD	2,950,996	EUR	2,640,000	78,774	—
UBS AG	11/4/24	USD	2,696,486	EUR	2,408,971	75,614	—
HSBC Bank plc	11/4/24	USD	2,675,945	EUR	2,395,914	69,280	—
BNP Paribas	11/4/24	USD	2,568,726	EUR	2,297,706	68,910	—
Barclays Bank plc	11/4/24	USD	2,100,287	EUR	1,876,605	58,612	—
BNP Paribas	12/3/24	USD	1,977,730	EUR	1,819,400	—	(4,042)
Wells Fargo Bank N.A.	11/4/24	USD	2,027,791	EUR	1,815,000	53,138	—
Commonwealth Bank of Australia	12/3/24	USD	1,917,085	EUR	1,769,000	—	(9,787)
Citibank, N.A.	12/3/24	USD	1,912,701	EUR	1,760,000	—	(4,368)
Canadian Imperial Bank of Commerce	12/3/24	USD	1,910,670	EUR	1,760,000	—	(6,400)
The Bank of New York Mellon Corp.	12/3/24	USD	1,909,282	EUR	1,760,000	—	(7,786)
Deutsche Bank AG	11/4/24	USD	1,474,239	EUR	1,320,000	38,128	—
Standard Chartered Bank	11/4/24	USD	1,080,608	EUR	968,019	27,440	—
Commonwealth Bank of Australia	11/4/24	USD	986,594	EUR	880,000	29,187	—
State Street Bank & Trust Co.	12/3/24	USD	958,834	EUR	880,000	300	—
Barclays Bank plc	12/3/24	USD	955,976	EUR	880,000	—	(2,559)
UBS AG	12/3/24	USD	811,288	EUR	748,000	—	(3,467)
Bank of Montreal	11/4/24	USD	511,136	EUR	456,000	15,024	—
Morgan Stanley Capital Services Inc.	11/4/24	USD	493,605	EUR	440,000	14,902	—
UBS AG	12/3/24	USD	479,418	EUR	440,000	151	—
HSBC Bank plc	12/3/24	USD	479,329	EUR	440,000	62	—
Deutsche Bank AG	12/3/24	USD	478,714	EUR	440,000	—	(554)
Wells Fargo Bank N.A.	12/3/24	USD	476,518	EUR	440,000	—	(2,750)
Standard Chartered Bank	12/3/24	USD	430,591	EUR	396,157	—	(920)
JPMorgan Chase Bank, N.A.	11/4/24	USD	143,584	EUR	130,000	2,149	—
BNP Paribas	11/4/24	USD	101,087	EUR	93,000	—	(93)
Bank of Montreal	12/3/24	USD	70,355	EUR	65,000	—	(446)
UBS AG	11/4/24	USD	21,645	EUR	20,000	—	(114)
Toronto-Dominion Bank	12/3/24	USD	2,315,255	GBP	1,800,929	—	(6,830)
Toronto-Dominion Bank	11/4/24	USD	2,356,203	GBP	1,756,630	91,129	—
HSBC Bank plc	12/3/24	USD	2,177,494	GBP	1,693,772	—	(6,424)
HSBC Bank plc	11/4/24	USD	2,041,886	GBP	1,522,296	78,973	—
106

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	11/4/24	USD	1,727,961	GBP	1,288,254	66,831	—
UBS AG	12/3/24	USD	1,651,380	GBP	1,284,532	—	(4,871)
BNP Paribas	12/3/24	USD	920,589	GBP	716,084	—	(2,716)
BNP Paribas	11/4/24	USD	933,099	GBP	695,657	36,089	—
State Street Bank & Trust Co.	12/3/24	USD	799,936	GBP	622,029	—	(2,096)
State Street Bank & Trust Co.	11/4/24	USD	794,862	GBP	592,597	30,742	—
JPMorgan Chase Bank, N.A.	11/4/24	USD	15,822	GBP	11,796	612	—
Wells Fargo Bank N.A.	12/3/24	USD	2,693	GBP	2,093	—	(6)
HSBC Bank plc	11/4/24	USD	23,246	HKD	180,500	26	—
HSBC Bank plc	12/3/24	USD	23,235	HKD	180,500	1	—
BNP Paribas	12/3/24	USD	160,157	HUF	60,398,888	—	(515)
BNP Paribas	11/5/24	USD	168,044	HUF	59,751,948	8,859	—
Standard Chartered Bank	11/5/24	USD	6,334	HUF	2,256,950	322	—
Standard Chartered Bank	12/3/24	USD	5,496	HUF	2,070,010	—	(10)
Morgan Stanley Capital Services Inc.	11/5/24	USD	1,234	HUF	460,000	8	—
Deutsche Bank AG	11/4/24	USD	630,104	IDR	9,571,024,752	20,452	—
Standard Chartered Bank	12/3/24	USD	432,699	IDR	6,818,683,168	—	(919)
Standard Chartered Bank	11/4/24	USD	434,456	IDR	6,580,683,168	15,276	—
Deutsche Bank AG	12/3/24	USD	412,621	IDR	6,468,683,166	1,262	—
Deutsche Bank AG	12/3/24	USD	205,280	IDR	3,234,341,584	—	(400)
HSBC Bank plc	11/4/24	USD	7,744	IDR	120,000,000	100	—
HSBC Bank plc	12/3/24	USD	251,500	ILS	936,849	442	—
HSBC Bank plc	11/4/24	USD	91,039	ILS	336,960	823	—
Wells Fargo Bank N.A.	11/4/24	USD	91,016	ILS	336,960	800	—
UBS AG	11/4/24	USD	89,769	ILS	331,930	900	—
JPMorgan Chase Bank, N.A.	11/4/24	USD	18,587	ILS	70,000	—	(154)
Toronto-Dominion Bank	12/3/24	USD	3,377,641	JPY	513,587,697	—	(17,175)
Toronto-Dominion Bank	11/5/24	USD	3,033,088	JPY	431,572,394	190,841	—
Barclays Bank plc	11/5/24	USD	2,591,766	JPY	368,731,319	163,376	—
Bank of America, N.A.	12/3/24	USD	1,596,238	JPY	242,782,801	—	(8,558)
UBS AG	11/5/24	USD	1,581,813	JPY	225,841,894	94,465	—
Barclays Bank plc	12/3/24	USD	1,141,612	JPY	173,598,710	—	(5,876)
UBS AG	12/3/24	USD	1,100,121	JPY	167,219,765	—	(5,201)
Royal Bank of Canada	11/5/24	USD	1,161,122	JPY	165,856,038	68,829	—
Standard Chartered Bank	11/5/24	USD	1,058,982	JPY	150,778,231	65,988	—
The Bank of New York Mellon Corp.	12/3/24	USD	887,820	JPY	135,082,152	—	(5,074)
Wells Fargo Bank N.A.	12/3/24	USD	887,292	JPY	135,082,152	—	(5,601)
Standard Chartered Bank	12/3/24	USD	884,186	JPY	134,200,000	—	(2,876)
HSBC Bank plc	11/5/24	USD	893,969	JPY	127,175,693	56,416	—
Royal Bank of Canada	12/3/24	USD	710,248	JPY	107,800,000	—	(2,310)
State Street Bank & Trust Co.	11/5/24	USD	507,731	JPY	72,346,560	31,272	—
Commonwealth Bank of Australia	12/3/24	USD	443,442	JPY	67,541,076	—	(3,004)
HSBC Bank plc	12/3/24	USD	441,457	JPY	67,541,076	—	(4,990)
Canadian Imperial Bank of Commerce	12/3/24	USD	439,429	JPY	66,899,770	—	(2,779)
The Bank of New York Mellon Corp.	11/5/24	USD	447,931	JPY	63,546,560	29,426	—
JPMorgan Chase Bank, N.A.	11/5/24	USD	447,786	JPY	63,546,560	29,282	—
BNP Paribas	11/5/24	USD	446,255	JPY	63,546,560	27,750	—
JPMorgan Chase Bank, N.A.	12/3/24	USD	196,110	JPY	29,765,205	—	(638)
Morgan Stanley Capital Services Inc.	11/5/24	USD	127,637	JPY	18,156,160	8,064	—
Deutsche Bank AG	11/5/24	USD	72,943	JPY	10,444,450	4,158	—
State Street Bank & Trust Co.	12/3/24	USD	26,387	JPY	4,000,000	—	(53)
State Street Bank & Trust Co.	12/4/24	USD	1,872,437	KRW	2,585,223,991	—	(10,002)
State Street Bank & Trust Co.	11/5/24	USD	1,429,350	KRW	1,893,397,785	53,729	—
107

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	11/5/24	USD	856,960	KRW	1,136,038,671	31,587	—
Deutsche Bank AG	11/5/24	USD	627,636	KRW	833,128,716	22,338	—
HSBC Bank plc	12/4/24	USD	267,298	KRW	369,317,713	—	(1,622)
BNP Paribas	12/4/24	USD	267,244	KRW	369,317,713	—	(1,676)
Standard Chartered Bank	12/4/24	USD	266,813	KRW	369,317,713	—	(2,107)
Deutsche Bank AG	12/4/24	USD	125,441	KRW	172,846,400	—	(416)
State Street Bank & Trust Co.	12/3/24	USD	344,551	MXN	6,938,580	—	(219)
State Street Bank & Trust Co.	11/4/24	USD	287,602	MXN	5,663,169	4,806	—
JPMorgan Chase Bank, N.A.	11/4/24	USD	228,736	MXN	4,505,988	3,725	—
Toronto-Dominion Bank	12/3/24	USD	213,950	MXN	4,308,460	—	(132)
JPMorgan Chase Bank, N.A.	12/3/24	USD	213,950	MXN	4,308,460	—	(132)
Toronto-Dominion Bank	11/4/24	USD	207,234	MXN	4,082,377	3,376	—
Standard Chartered Bank	11/4/24	USD	3,552	MXN	70,000	57	—
Barclays Bank plc	11/4/24	USD	3,028	MXN	60,000	32	—
HSBC Bank plc	11/4/24	USD	2,024	MXN	40,000	26	—
UBS AG	12/3/24	USD	677	MXN	13,629	—	—
BNP Paribas	12/3/24	USD	700,038	MYR	3,048,156	3,231	—
BNP Paribas	11/4/24	USD	598,044	MYR	2,462,688	35,730	—
HSBC Bank plc	12/3/24	USD	234,205	MYR	1,016,052	1,935	—
Standard Chartered Bank	11/4/24	USD	209,297	MYR	860,384	12,843	—
HSBC Bank plc	11/4/24	USD	195,801	MYR	820,896	8,364	—
JPMorgan Chase Bank, N.A.	11/4/24	USD	14,474	MYR	59,825	814	—
BNP Paribas	12/3/24	USD	151,064	NOK	1,666,000	—	(417)
BNP Paribas	11/4/24	USD	155,760	NOK	1,640,000	6,666	—
State Street Bank & Trust Co.	12/3/24	USD	14,042	NOK	154,373	6	—
UBS AG	11/4/24	USD	12,221	NOK	128,393	548	—
Deutsche Bank AG	11/4/24	USD	4,908	NOK	51,980	182	—
Commonwealth Bank of Australia	12/3/24	USD	203,366	NZD	341,643	—	(884)
JPMorgan Chase Bank, N.A.	12/3/24	USD	203,363	NZD	341,643	—	(887)
JPMorgan Chase Bank, N.A.	11/4/24	USD	213,503	NZD	335,525	12,954	—
Commonwealth Bank of Australia	11/4/24	USD	213,500	NZD	335,525	12,951	—
State Street Bank & Trust Co.	12/3/24	USD	27,177	NZD	45,621	—	(97)
BNP Paribas	11/4/24	USD	7,785	NZD	12,235	472	—
Wells Fargo Bank N.A.	11/6/24	USD	55,996	PEN	208,201	828	—
Wells Fargo Bank N.A.	12/4/24	USD	54,247	PEN	205,000	—	(56)
State Street Bank & Trust Co.	12/4/24	USD	22,238	PEN	83,701	67	—
State Street Bank & Trust Co.	11/6/24	USD	2,254	PEN	8,500	1	—
Citibank, N.A.	12/4/24	USD	1,990	PEN	7,500	3	—
Citibank, N.A.	11/6/24	USD	540	PEN	2,000	10	—
Wells Fargo Bank N.A.	11/5/24	USD	328,417	PLN	1,256,196	14,630	—
HSBC Bank plc	12/3/24	USD	166,209	PLN	667,061	—	(265)
The Bank of New York Mellon Corp.	12/3/24	USD	161,583	PLN	647,442	5	—
Wells Fargo Bank N.A.	12/3/24	USD	161,420	PLN	647,442	—	(158)
Deutsche Bank AG	11/5/24	USD	109,436	PLN	418,732	4,841	—
BNP Paribas	11/5/24	USD	51,611	PLN	200,000	1,652	—
Standard Chartered Bank	12/3/24	USD	23,000	PLN	92,270	—	(27)
Standard Chartered Bank	11/5/24	USD	23,375	PLN	89,740	959	—
HSBC Bank plc	11/5/24	USD	11,188	PLN	45,000	—	(53)
JPMorgan Chase Bank, N.A.	11/5/24	USD	6,394	PLN	24,549	262	—
JPMorgan Chase Bank, N.A.	11/5/24	USD	4,953	PLN	20,000	—	(43)
Societe Generale SA	12/3/24	USD	126,116	RON	578,294	—	(232)
Deutsche Bank AG	12/3/24	USD	114,993	RON	526,794	—	(104)
HSBC Bank plc	11/4/24	USD	114,536	RON	510,044	3,024	—
108

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Deutsche Bank AG	11/4/24	USD	104,614	RON	465,044	2,941	—
Barclays Bank plc	11/4/24	USD	28,267	RON	130,000	—	(155)
Standard Chartered Bank	11/4/24	USD	11,547	RON	51,500	287	—
Standard Chartered Bank	12/3/24	USD	11,230	RON	51,500	—	(22)
HSBC Bank plc	12/3/24	USD	492,938	SEK	5,258,841	—	(1,471)
HSBC Bank plc	11/4/24	USD	345,011	SEK	3,475,156	18,783	—
UBS AG	11/4/24	USD	178,592	SEK	1,798,054	9,801	—
BNP Paribas	12/3/24	USD	164,492	SEK	1,752,947	—	(312)
Societe Generale SA	11/4/24	USD	172,411	SEK	1,737,578	9,297	—
BNP Paribas	11/4/24	USD	150,188	SEK	1,520,000	7,499	—
Standard Chartered Bank	12/3/24	USD	142,164	SEK	1,519,000	—	(645)
State Street Bank & Trust Co.	12/3/24	USD	56,697	SEK	604,899	—	(172)
HSBC Bank plc	11/4/24	USD	540,316	SGD	690,714	17,140	—
HSBC Bank plc	12/3/24	USD	259,474	SGD	342,428	—	(232)
Wells Fargo Bank N.A.	12/3/24	USD	259,255	SGD	342,428	—	(452)
JPMorgan Chase Bank, N.A.	11/4/24	USD	6,361	SGD	8,142	194	—
Standard Chartered Bank	12/3/24	USD	315,225	THB	10,626,662	—	(371)
JPMorgan Chase Bank, N.A.	11/4/24	USD	320,141	THB	10,382,350	12,378	—
Standard Chartered Bank	11/4/24	USD	318,203	THB	10,382,350	10,440	—
Deutsche Bank AG	12/3/24	USD	180,339	THB	6,075,248	—	(86)
Morgan Stanley Capital Services Inc.	12/3/24	USD	157,619	THB	5,313,331	—	(179)
UBS AG	12/3/24	USD	157,201	THB	5,313,331	—	(596)
BNP Paribas	11/4/24	USD	159,542	THB	5,191,175	5,661	—
HSBC Bank plc	12/3/24	USD	22,552	THB	760,000	—	(19)
Deutsche Bank AG	11/4/24	USD	18,497	THB	610,779	392	—
BNP Paribas	12/3/24	USD	11,280	THB	380,000	—	(6)
						3,609,192	(327,172)
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $3,282,011,000 and cash of $382,901,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
109

Total International Bond Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $106,268,509)	96,489,240
Affiliated Issuers (Cost $1,179,634)	1,179,603
Total Investments in Securities	97,668,843
Investment in Vanguard	2,674
Cash	22
Foreign Currency, at Value (Cost $327,926)	437,345
Receivables for Investment Securities Sold	179,843
Receivables for Accrued Income	866,128
Receivables for Capital Shares Issued	19,846
Variation Margin Receivable—Futures Contracts	1,297
Variation Margin Receivable—Centrally Cleared Non-Deliverable Forward Currency Contracts	372
Unrealized Appreciation—Over-the-Counter Forward Currency Contracts	3,609,192
Other Assets	18,883
Total Assets	102,804,445
Liabilities
Payables for Investment Securities Purchased	3,699,381
Payables for Capital Shares Redeemed	23,838
Payables for Distributions	4,127
Payables to Vanguard	3,447
Unrealized Depreciation—Over-the-Counter Forward Currency Contracts	327,172
Total Liabilities	4,057,965
Net Assets	98,746,480
At October 31, 2024, net assets consisted of:

Paid-in Capital	106,579,332
Total Distributable Earnings (Loss)	(7,832,852)
Net Assets	98,746,480

Investor Shares—Net Assets
Applicable to 1,768,524 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,614
Net Asset Value Per Share—Investor Shares	$9.96

ETF Shares—Net Assets
Applicable to 1,228,715,338 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	61,189,316
Net Asset Value Per Share—ETF Shares	$49.80

Admiral™ Shares—Net Assets
Applicable to 1,191,612,150 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,720,863
Net Asset Value Per Share—Admiral Shares	$19.91

Institutional Shares—Net Assets
Applicable to 462,596,152 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,818,687
Net Asset Value Per Share—Institutional Shares	$29.87

See accompanying Notes, which are an integral part of the Financial Statements.
110

Total International Bond Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Interest[1,2]	2,164,560
Total Income	2,164,560
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,352
Management and Administrative—Investor Shares	23
Management and Administrative—ETF Shares	29,494
Management and Administrative—Admiral Shares	22,404
Management and Administrative—Institutional Shares	7,321
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	1,834
Marketing and Distribution—Admiral Shares	1,018
Marketing and Distribution—Institutional Shares	438
Custodian Fees	3,151
Auditing Fees	87
Shareholders’ Reports and Proxy Fees—Investor Shares	—
Shareholders’ Reports and Proxy Fees—ETF Shares	2,503
Shareholders’ Reports and Proxy Fees—Admiral Shares	440
Shareholders’ Reports and Proxy Fees—Institutional Shares	24
Trustees’ Fees and Expenses	59
Other Expenses	39
Total Expenses	74,188
Expenses Paid Indirectly	(42)
Net Expenses	74,146
Net Investment Income	2,090,414
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,923,142)
Futures Contracts	(1,829)
Forward Currency Contracts	(2,667,758)
Foreign Currencies	(429,310)
Realized Net Gain (Loss)	(5,022,039)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	8,417,825
Futures Contracts	1,163
Forward Currency Contracts	2,599,285
Foreign Currencies	179,594
Change in Unrealized Appreciation (Depreciation)	11,197,867
Net Increase (Decrease) in Net Assets Resulting from Operations	8,266,242
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $33,292,000, $50,000, $14,000, and ($42,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $8,202,000.

See accompanying Notes, which are an integral part of the Financial Statements.
111

Total International Bond Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,090,414	1,494,828
Realized Net Gain (Loss)	(5,022,039)	(6,350,328)
Change in Unrealized Appreciation (Depreciation)	11,197,867	6,111,923
Net Increase (Decrease) in Net Assets Resulting from Operations	8,266,242	1,256,423
Distributions
Investor Shares	(1,027)	(852)
ETF Shares	(2,623,719)	(976,387)
Admiral Shares	(1,136,742)	(487,597)
Institutional Shares	(601,981)	(243,911)
Total Distributions	(4,363,469)	(1,708,747)
Capital Share Transactions
Investor Shares	(5,255)	(37,846)
ETF Shares	8,335,599	6,049,919
Admiral Shares	(377,582)	(754,114)
Institutional Shares	1,700,795	652,286
Net Increase (Decrease) from Capital Share Transactions	9,653,557	5,910,245
Total Increase (Decrease)	13,556,330	5,457,921
Net Assets
Beginning of Period	85,190,150	79,732,229
End of Period	98,746,480	85,190,150

See accompanying Notes, which are an integral part of the Financial Statements.
112

Total International Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.53	$9.58	$11.32	$11.66	$11.68
Investment Operations
Net Investment Income[1]	.217	.160	.086	.092	.109
Net Realized and Unrealized Gain (Loss) on Investments	.684	(.013)	(1.417)	(.320)	.240
Total from Investment Operations	.901	.147	(1.331)	(.228)	.349
Distributions
Dividends from Net Investment Income	(.471)	(.197)	(.336)	(.094)	(.369)
Distributions from Realized Capital Gains	—	—	(.073)	(.018)	—
Total Distributions	(.471)	(.197)	(.409)	(.112)	(.369)
Net Asset Value, End of Period	$9.96	$9.53	$9.58	$11.32	$11.66
Total Return[2]	9.58%	1.52%	-12.16%	-1.97%	3.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18	$22	$59	$30,174	$32,054
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%[3]	0.13%[3]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.21%	1.65%	0.79%	0.80%	0.95%
Portfolio Turnover Rate	26%	29%	27%[4]	25%[4]	31%[4]
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
113

Total International Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.66	$47.84	$56.56	$58.27	$58.34
Investment Operations
Net Investment Income[1]	1.118	.868	.510	.492	.572
Net Realized and Unrealized Gain (Loss) on Investments	3.389	(.065)	(7.150)	(1.603)	1.232
Total from Investment Operations	4.507	.803	(6.640)	(1.111)	1.804
Distributions
Dividends from Net Investment Income	(2.367)	(.983)	(1.713)	(.510)	(1.874)
Distributions from Realized Capital Gains	—	—	(.367)	(.089)	—
Total Distributions	(2.367)	(.983)	(2.080)	(.599)	(1.874)
Net Asset Value, End of Period	$49.80	$47.66	$47.84	$56.56	$58.27
Total Return	9.60%	1.67%	-12.16%	-1.92%	3.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61,189	$50,508	$44,751	$45,348	$33,941
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%[2]	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.28%	1.79%	0.99%	0.86%	0.99%
Portfolio Turnover Rate	26%	29%	27%[3]	25%[3]	31%[3]
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
114

Total International Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.05	$19.14	$22.64	$23.32	$23.35
Investment Operations
Net Investment Income[1]	.439	.338	.195	.191	.223
Net Realized and Unrealized Gain (Loss) on Investments	1.366	(.030)	(2.864)	(.644)	.489
Total from Investment Operations	1.805	.308	(2.669)	(.453)	.712
Distributions
Dividends from Net Investment Income	(.945)	(.398)	(.684)	(.191)	(.742)
Distributions from Realized Capital Gains	—	—	(.147)	(.036)	—
Total Distributions	(.945)	(.398)	(.831)	(.227)	(.742)
Net Asset Value, End of Period	$19.91	$19.05	$19.14	$22.64	$23.32
Total Return[2]	9.61%	1.60%	-12.20%	-1.96%	3.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,721	$23,079	$23,933	$29,241	$50,818
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.11%[3]	0.11%[3]	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.23%	1.74%	0.94%	0.83%	0.97%
Portfolio Turnover Rate	26%	29%	27%[4]	25%[4]	31%[4]
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
115

Total International Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$28.59	$28.72	$33.97	$34.99	$35.03
Investment Operations
Net Investment Income[1]	.672	.520	.305	.310	.348
Net Realized and Unrealized Gain (Loss) on Investments	2.038	(.041)	(4.297)	(.977)	.739
Total from Investment Operations	2.710	.479	(3.992)	(.667)	1.087
Distributions
Dividends from Net Investment Income	(1.430)	(.609)	(1.038)	(.299)	(1.127)
Distributions from Realized Capital Gains	—	—	(.220)	(.054)	—
Total Distributions	(1.430)	(.609)	(1.258)	(.353)	(1.127)
Net Asset Value, End of Period	$29.87	$28.59	$28.72	$33.97	$34.99
Total Return	9.61%	1.66%	-12.17%	-1.92%	3.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,819	$11,581	$10,989	$12,538	$40,548
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.28%	1.79%	0.98%	0.89%	1.01%
Portfolio Turnover Rate	26%	29%	27%[3]	25%[3]	31%[3]
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
116

Total International Bond Index Fund
Notes to Financial Statements
Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Since inception, the fund has not issued any Institutional Select Shares and in March 2024, the board of trustees approved the closure of the Share Class effective March 21, 2024.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund enters into centrally cleared non-deliverable forward currency contracts to achieve the same objective specified with respect to the equivalent over-the-counter forward currency contracts; rather than physical delivery of the two currencies at maturity, a net cash settlement is made by one party to the other in accordance with contract terms. Additionally, there is less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers. Risks associated with all types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
117

Total International Bond Index Fund
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented 161% of net assets, based on the average of the net amounts of notional exposure.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	32,078	(35,734)	(3,656)	—	—	—
Bank of Montreal	43,173	(1,611)	41,562	—	42,379	—
Barclays Bank plc	230,624	(8,590)	222,034	—	255,201	—
BNP Paribas	208,064	(13,067)	194,997	—	220,268	—
Canadian Imperial Bank of Commerce	164,680	(9,179)	155,501	—	170,808	—
Citibank, N.A.	90,065	(5,132)	84,933	—	93,909	—
Commonwealth Bank of Australia	145,817	(21,978)	123,839	—	139,879	—
Deutsche Bank AG	108,035	(11,389)	96,646	—	111,797	—
HSBC Bank plc	293,641	(36,458)	257,183	—	289,430	—
JPMorgan Chase Bank, N.A.	91,811	(4,267)	87,544	—	99,201	—
Morgan Stanley Capital Services Inc.	25,648	(179)	25,469	—	27,946	—
Royal Bank of Canada	266,446	(17,048)	249,398	—	283,844	—
Societe Generale SA	131,392	(18,007)	113,385	—	125,148	—
Standard Chartered Bank	180,354	(12,027)	168,327	—	185,128	—
State Street Bank & Trust Co.	525,428	(46,526)	478,902	—	538,339	—
The Bank of New York Mellon Corp.	140,364	(13,271)	127,093	—	136,532	—
Toronto-Dominion Bank	533,544	(45,343)	488,201	—	542,421	—
UBS AG	313,718	(17,288)	296,430	—	325,203	—
Wells Fargo Bank N.A.	84,310	(10,078)	74,232	—	77,479	—
Centrally Cleared Non-Deliverable Forward Currency Contracts	372	—	372	6,378	—	—
Exchange-Traded Futures Contracts	1,297	—	1,297	28,249	—	—
Total	3,610,861	(327,172)	3,283,689	34,627	3,664,912	—
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities, which may include amounts not subject to offsetting. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments, which may include amounts not subject to offsetting agreements.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the
118

Total International Bond Index Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $2,674,000, representing less than 0.01% of the fund’s net assets and 1.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $42,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Total International Bond Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	955	—	955
Asset-Backed/Commercial Mortgage-Backed Securities	—	390	—	390
Corporate Bonds	—	20,973,337	—	20,973,337
Sovereign Bonds	—	75,514,558	—	75,514,558
Temporary Cash Investments	1,179,603	—	—	1,179,603
Total	1,179,603	96,489,240	—	97,668,843
Derivative Financial Instruments
Assets
Futures Contracts[1]	18	—	—	18
Forward Currency Contracts	4,407[1]	3,609,192	—	3,613,599
Total	4,425	3,609,192	—	3,613,617
Liabilities
Futures Contracts[1]	(1,122)	—	—	(1,122)
Forward Currency Contracts	(1,362)[1]	(327,172)	—	(328,534)
Total	(2,484)	(327,172)	—	(329,656)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared non-deliverable forward currency contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	18	—	18
Unrealized Appreciation—Forward Currency Contracts[1]	—	3,613,599	3,613,599
Total Assets	18	3,613,599	3,613,617

Unrealized Depreciation—Futures Contracts[1]	(1,122)	—	(1,122)
Unrealized Depreciation—Forward Currency Contracts[1]	—	(328,534)	(328,534)
Total Liabilities	(1,122)	(328,534)	(329,656)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared non-deliverable forward currency contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(1,829)	—	(1,829)
Forward Currency Contracts	—	(2,667,758)	(2,667,758)
Realized Net Gain (Loss) on Derivatives	(1,829)	(2,667,758)	(2,669,587)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,163	—	1,163
Forward Currency Contracts	—	2,599,285	2,599,285
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,163	2,599,285	2,600,448
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses
120

Total International Bond Index Fund
from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,951,192
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(5,734,227)
Capital Loss Carryforwards	(4,045,690)
Qualified Late-Year Losses	—
Other Temporary Differences	(4,127)
Total	(7,832,852)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	4,363,469	1,708,747
Long-Term Capital Gains	—	—
Total	4,363,469	1,708,747
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	103,504,410
Gross Unrealized Appreciation	5,880,221
Gross Unrealized Depreciation	(11,715,788)
Net Unrealized Appreciation (Depreciation)	(5,835,567)
G.	During the year ended October 31, 2024, the fund purchased $29,754,045,000 of investment securities and sold $23,757,072,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,889	602	5,568	574
Issued in Lieu of Cash Distributions	1,027	104	852	88
Redeemed	(12,171)	(1,235)	(44,266)	(4,541)
Net Increase (Decrease)—Investor Shares	(5,255)	(529)	(37,846)	(3,879)
ETF Shares
Issued	10,063,259	204,349	6,270,974	129,089
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,727,660)	(35,500)	(221,055)	(4,650)
Net Increase (Decrease)—ETF Shares	8,335,599	168,849	6,049,919	124,439
Admiral Shares
Issued	3,163,331	160,658	3,062,830	157,919
Issued in Lieu of Cash Distributions	1,049,900	53,264	453,877	23,477
Redeemed	(4,590,813)	(233,617)	(4,270,821)	(220,552)
Net Increase (Decrease)—Admiral Shares	(377,582)	(19,695)	(754,114)	(39,156)
121

Total International Bond Index Fund
	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	2,665,964	90,078	4,043,982	138,630
Issued in Lieu of Cash Distributions	592,335	20,027	237,695	8,193
Redeemed	(1,557,504)	(52,554)	(3,629,391)	(124,405)
Net Increase (Decrease)—Institutional Shares	1,700,795	57,551	652,286	22,418
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
122

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Total International Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Bond Index Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
123

Tax information (unaudited)
The fund hereby designates for the fiscal year $13,342,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund designates to shareholders foreign source income of $2,140,473,000 and foreign taxes paid of $7,837,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q12310 122024
124

Financial Statements
For the year ended October 31, 2024
Vanguard Total International Bond II Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	129
Tax information	130

Total International Bond II Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,214)	5.625%	6/7/32	GBP	684	913
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $523)	5.952%	10/22/37	GBP	338	445
Corporate Bonds (21.0%)
Australia (0.6%)
	AGI Finance Pty Ltd.	2.119%	6/24/27	AUD	2,500	1,520
	AGI Finance Pty Ltd.	6.109%	6/28/30	AUD	1,650	1,112
	Amcor UK Finance plc	1.125%	6/23/27	EUR	2,457	2,546
	APA Infrastructure Ltd.	2.000%	3/22/27	EUR	4,091	4,328
	APA Infrastructure Ltd.	0.750%	3/15/29	EUR	4,400	4,279
	APA Infrastructure Ltd.	3.500%	3/22/30	GBP	5,000	5,867
	APA Infrastructure Ltd.	2.000%	7/15/30	EUR	5,000	5,023
	APA Infrastructure Ltd.	3.125%	7/18/31	GBP	1,000	1,120
	APA Infrastructure Ltd.	1.250%	3/15/33	EUR	5,092	4,520
	APA Infrastructure Ltd.	2.500%	3/15/36	GBP	4,924	4,602
	Aurizon Network Pty Ltd.	3.125%	6/1/26	EUR	8,081	8,805
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	990	606
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,231	2,348
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	390	251
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,390	879
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	14,200	8,226
	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	200	208
	Australia & New Zealand Banking Group Ltd.	3.652%	1/20/26	EUR	2,500	2,744
	Australia & New Zealand Banking Group Ltd.	5.350%	11/4/27	AUD	5,864	3,925
	Australia & New Zealand Banking Group Ltd.	4.950%	9/11/28	AUD	32,336	21,373
	Australia & New Zealand Banking Group Ltd.	4.950%	2/5/29	AUD	10,630	7,021
	Australia & New Zealand Banking Group Ltd.	5.000%	6/18/29	AUD	7,400	4,895
	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	4,400	4,590
	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	AUD	10,280	6,878
	Australia & New Zealand Banking Group Ltd.	1.500%	9/1/32	JPY	300,000	1,977
	Australian Energy Market Operator Ltd.	5.354%	12/6/28	AUD	2,840	1,882
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	7,847	8,579
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	2,801	2,765
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	6,455	6,811
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	7,316	7,952
	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/30	AUD	3,000	1,873
	CIMIC Finance Ltd.	1.500%	5/28/29	EUR	3,200	3,087
	Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	890	517
	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	640	350
	Commonwealth Bank of Australia	0.500%	7/27/26	EUR	13,235	13,893
	Commonwealth Bank of Australia	3.000%	9/4/26	GBP	3,324	4,141
	Commonwealth Bank of Australia	3.768%	8/31/27	EUR	3,500	3,924
	Commonwealth Bank of Australia	5.000%	1/13/28	AUD	5,000	3,314
	Commonwealth Bank of Australia	0.750%	2/28/28	EUR	7,000	7,156
	Commonwealth Bank of Australia	4.900%	8/17/28	AUD	21,760	14,373
	Commonwealth Bank of Australia	0.875%	2/19/29	EUR	4,913	4,942
	Commonwealth Bank of Australia	0.125%	10/15/29	EUR	29,280	28,054
	Commonwealth Bank of Australia	1.940%	6/26/30	CHF	10,000	12,294
	Commonwealth Bank of Australia	6.860%	11/9/32	AUD	15,000	10,313
	Commonwealth Bank of Australia	6.704%	3/15/38	AUD	6,980	4,819
	CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	3,800	2,062
	DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	2,780	1,496
	ElectraNet Pty Ltd.	2.474%	12/15/28	AUD	1,400	819
	GAIF Bond Issuer Pty Ltd.	2.584%	11/18/27	AUD	2,200	1,341
	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	2,260	1,295
	Glencore Capital Finance DAC	1.125%	3/10/28	EUR	7,930	8,036
	Glencore Capital Finance DAC	4.154%	4/29/31	EUR	5,000	5,596
	Glencore Capital Finance DAC	1.250%	3/1/33	EUR	3,771	3,362

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Glencore Finance Europe Ltd.	3.125%	3/26/26	GBP	1,476	1,854
Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	100	109
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	4,100	4,314
GTA Finance Co. Pty Ltd.	2.200%	8/26/27	AUD	1,190	710
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	2,070	1,264
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	1,020	556
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	510	307
Macquarie Group Ltd.	0.350%	3/3/28	EUR	9,684	9,608
Macquarie Group Ltd.	0.943%	1/19/29	EUR	5,000	4,936
Macquarie Group Ltd.	4.080%	5/31/29	GBP	4,300	5,332
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,605	1,088
Macquarie Group Ltd.	0.950%	5/21/31	EUR	4,786	4,462
National Australia Bank Ltd.	3.000%	9/4/26	GBP	100	124
National Australia Bank Ltd.	0.875%	2/19/27	EUR	5,913	6,176
National Australia Bank Ltd.	2.900%	2/25/27	AUD	10,454	6,608
National Australia Bank Ltd.	4.950%	11/25/27	AUD	35,000	23,164
National Australia Bank Ltd.	4.400%	5/12/28	AUD	10,000	6,497
National Australia Bank Ltd.	2.125%	5/24/28	EUR	5,000	5,291
National Australia Bank Ltd.	1.375%	8/30/28	EUR	2,500	2,555
National Australia Bank Ltd.	0.010%	1/6/29	EUR	28,000	27,187
National Australia Bank Ltd.	1.699%	9/15/31	GBP	4,036	4,848
NBN Co. Ltd.	1.000%	12/3/25	AUD	1,000	631
NBN Co. Ltd.	2.150%	6/2/28	AUD	350	209
NBN Co. Ltd.	4.125%	3/15/29	EUR	4,500	5,094
NBN Co. Ltd.	2.200%	12/16/30	AUD	8,520	4,729
NBN Co. Ltd.	4.375%	3/15/33	EUR	4,185	4,892
Network Finance Co. Pty Ltd.	2.579%	10/3/28	AUD	2,250	1,334
Norfina Ltd.	3.250%	8/24/26	AUD	600	384
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	760	446
NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/30	AUD	2,500	1,387
Optus Finance Pty Ltd.	2.600%	11/24/28	AUD	500	297
Optus Finance Pty Ltd.	1.000%	6/20/29	EUR	5,000	4,868
Optus Finance Pty Ltd.	2.500%	7/1/30	AUD	10,200	5,722
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	2,501	2,401
Pacific National Finance Pty Ltd.	3.700%	9/24/29	AUD	5,000	2,937
Qantas Airways Ltd.	3.150%	9/27/28	AUD	12,290	7,409
Qantas Airways Ltd.	2.950%	11/27/29	AUD	5,260	3,034
Qantas Airways Ltd.	5.250%	9/9/30	AUD	6,470	4,139
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,259	2,843
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	4,461	4,655
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	3,042	3,060
SGSP Australia Assets Pty Ltd.	1.843%	9/15/28	AUD	2,000	1,156
Stockland Trust	1.625%	4/27/26	EUR	5,615	5,921
Sydney Airport Finance Co. Pty Ltd.	4.375%	5/3/33	EUR	11,000	12,609
Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/34	AUD	20,000	13,196
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	1,110	717
Telstra Group Ltd.	1.125%	4/14/26	EUR	7,935	8,425
Telstra Group Ltd.	1.375%	3/26/29	EUR	2,737	2,780
Telstra Group Ltd.	1.000%	4/23/30	EUR	2,457	2,395
Telstra Group Ltd.	5.250%	9/6/31	AUD	5,000	3,277
Telstra Group Ltd.	5.650%	3/6/34	AUD	5,000	3,321
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	7,369	7,868
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	787	569
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	12,461	13,345
Transurban Finance Co. Pty Ltd.	4.225%	4/26/33	EUR	4,000	4,532
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	740	418
University of Technology Sydney	3.750%	7/20/27	AUD	80	51
Vicinity Centres Trust	3.375%	4/7/26	GBP	669	841
Vicinity Centres Trust	1.125%	11/7/29	EUR	2,188	2,106
Wesfarmers Ltd.	1.941%	6/23/28	AUD	500	296
Wesfarmers Ltd.	0.954%	10/21/33	EUR	13,264	11,708
WestConnex Finance Co. Pty Ltd.	6.150%	10/9/30	AUD	7,000	4,735
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	1,140	646
Westpac Banking Corp.	4.125%	6/4/26	AUD	1,500	978
Westpac Banking Corp.	1.079%	4/5/27	EUR	10,079	10,556
Westpac Banking Corp.	0.875%	4/17/27	EUR	100	104
Westpac Banking Corp.	1.125%	9/5/27	EUR	5,410	5,609
Westpac Banking Corp.	4.800%	2/16/28	AUD	12,000	7,900
Westpac Banking Corp.	1.450%	7/17/28	EUR	382	393
Westpac Banking Corp.	5.000%	9/19/28	AUD	25,900	17,145

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	0.010%	9/22/28	EUR	22,080	21,612
	Westpac Banking Corp.	5.000%	1/15/29	AUD	9,600	6,351
	Westpac Banking Corp.	5.100%	5/14/29	AUD	58,900	39,117
	Westpac Banking Corp.	3.799%	1/17/30	EUR	10,000	11,232
	Westpac Banking Corp.	0.766%	5/13/31	EUR	3,000	3,124
	Westpac Banking Corp.	1.375%	5/17/32	EUR	4,913	4,782
	Westpac Banking Corp.	6.491%	6/23/33	AUD	5,900	4,018
	Woolworths Group Ltd.	1.850%	11/15/27	AUD	12,020	7,238
	Woolworths Group Ltd.	0.375%	11/15/28	EUR	12,700	12,232
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	5,660	3,256
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	1,270	828
						709,537
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/28	EUR	39,200	40,199
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/30	EUR	10,000	10,324
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	3/25/41	EUR	12,000	8,520
	Borealis AG	1.750%	12/10/25	EUR	75	80
	Erste Group Bank AG	1.500%	4/7/26	EUR	5,000	5,327
	Erste Group Bank AG	0.625%	4/17/26	EUR	7,400	7,815
	Erste Group Bank AG	0.750%	1/17/28	EUR	8,000	8,193
	Erste Group Bank AG	0.010%	9/11/29	EUR	17,500	16,690
	Erste Group Bank AG	0.250%	9/14/29	EUR	800	764
	Erste Group Bank AG	4.250%	5/30/30	EUR	5,000	5,675
	Erste Group Bank AG	2.500%	9/19/30	EUR	10,300	11,033
	Erste Group Bank AG	0.250%	1/27/31	EUR	2,500	2,291
	Erste Group Bank AG	0.875%	11/15/32	EUR	8,000	7,989
	Erste Group Bank AG	0.875%	5/15/34	EUR	7,400	6,685
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/29	EUR	20,800	21,517
	Hypo Vorarlberg Bank AG	3.250%	2/19/27	EUR	5,000	5,500
[2]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	878	973
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	1,464	1,568
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	3,413	3,893
[2]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	14,038	15,571
	OMV AG	1.000%	12/14/26	EUR	1,683	1,763
	OMV AG	3.500%	9/27/27	EUR	1,500	1,660
	OMV AG	2.000%	4/9/28	EUR	3,500	3,709
	OMV AG	1.875%	12/4/28	EUR	1,073	1,119
	OMV AG	2.375%	4/9/32	EUR	7,317	7,608
	OMV AG	3.750%	9/4/36	EUR	6,000	6,468
	OMV AG	2.875%	Perpetual	EUR	4,700	4,843
	OMV AG	6.250%	Perpetual	EUR	1,610	1,795
	Raiffeisen Bank International AG	0.375%	9/25/26	EUR	8,200	8,485
	Raiffeisen Bank International AG	0.050%	9/1/27	EUR	1,500	1,493
	Raiffeisen Bank International AG	5.750%	1/27/28	EUR	15,000	17,420
	Raiffeisen Bank International AG	6.000%	9/15/28	EUR	2,500	2,888
	Raiffeisen Bank International AG	4.500%	5/31/30	EUR	10,000	11,170
	Raiffeisen Bank International AG	2.875%	6/18/32	EUR	4,500	4,683
	Raiffeisen Bank International AG	7.375%	12/20/32	EUR	3,700	4,324
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	2,500	2,620
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.250%	4/21/27	EUR	20,500	21,512
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	1,500	1,536
	Raiffeisenlandesbank Niederoesterreich-Wien AG	3.375%	7/24/28	EUR	17,000	18,854
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	6,100	6,121
	Raiffeisenlandesbank Niederoesterreich-Wien AG	2.375%	8/31/32	EUR	12,500	13,081
	Raiffeisenlandesbank Oberoesterreich AG	3.625%	12/13/27	EUR	8,000	8,915
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	100	107
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	2,500	2,397
	UniCredit Bank Austria AG	3.000%	7/31/26	EUR	14,200	15,538
	UniCredit Bank Austria AG	0.250%	6/4/27	EUR	5,000	5,119
	UniCredit Bank Austria AG	2.375%	9/20/27	EUR	2,400	2,590
	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	900	1,009
						359,434
Belgium (0.4%)
	AG Insurance SA	3.500%	6/30/47	EUR	1,300	1,401
	Ageas SA	3.250%	7/2/49	EUR	5,200	5,480
	Ageas SA	1.875%	11/24/51	EUR	3,000	2,822
	Aliaxis Finance SA	0.875%	11/8/28	EUR	5,000	4,874
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	7,653	5,152
	Anheuser-Busch InBev SA	3.750%	3/22/37	EUR	8,000	8,835

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Anheuser-Busch InBev SA NV	2.700%	3/31/26	EUR	4,770	5,189
Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	16,589	17,435
Anheuser-Busch InBev SA NV	1.125%	7/1/27	EUR	8,362	8,728
Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	13,940	14,884
Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	21,508	22,856
Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	439	444
Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	16,142	16,098
Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	21,513	22,927
Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	2,501	2,715
Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	3,459	3,319
Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	11,255	11,414
Anheuser-Busch InBev SA NV	2.850%	5/25/37	GBP	1,300	1,330
Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	11,198	12,161
Anheuser-Busch InBev SA NV	3.950%	3/22/44	EUR	4,500	4,923
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,210	778
Argenta Spaarbank NV	1.000%	1/29/27	EUR	3,000	3,112
Argenta Spaarbank NV	5.375%	11/29/27	EUR	3,000	3,400
Argenta Spaarbank NV	3.375%	6/22/28	EUR	5,000	5,549
Argenta Spaarbank NV	1.375%	2/8/29	EUR	10,000	10,201
Belfius Bank SA	0.375%	2/13/26	EUR	3,000	3,161
Belfius Bank SA	3.125%	5/11/26	EUR	5,800	6,286
Belfius Bank SA	0.125%	9/14/26	EUR	5,000	5,199
Belfius Bank SA	0.125%	2/8/28	EUR	8,700	8,635
Belfius Bank SA	5.250%	4/19/33	EUR	13,500	15,260
Belfius Bank SA	4.875%	6/11/35	EUR	2,300	2,582
BNP Paribas Fortis SA	0.875%	3/22/28	EUR	5,000	5,123
Cofinimmo SA	1.000%	1/24/28	EUR	2,100	2,108
Cofinimmo SA	0.875%	12/2/30	EUR	1,800	1,657
Crelan SA	6.000%	2/28/30	EUR	11,700	13,867
Crelan SA	5.250%	1/23/32	EUR	20,000	23,229
Elia Group SA	1.500%	9/5/28	EUR	1,300	1,336
Elia Transmission Belgium SA	1.375%	1/14/26	EUR	7,100	7,594
Elia Transmission Belgium SA	3.250%	4/4/28	EUR	100	109
Elia Transmission Belgium SA	3.000%	4/7/29	EUR	100	108
Elia Transmission Belgium SA	0.875%	4/28/30	EUR	21,700	20,826
Elia Transmission Belgium SA	3.625%	1/18/33	EUR	7,700	8,507
Elia Transmission Belgium SA	3.750%	1/16/36	EUR	6,000	6,576
Euroclear Bank SA	3.625%	10/13/27	EUR	5,000	5,548
Euroclear Investments SA	1.125%	12/7/26	EUR	3,000	3,159
Euroclear Investments SA	1.500%	4/11/30	EUR	2,000	2,008
Euroclear Investments SA	2.625%	4/11/48	EUR	3,000	3,138
FLUVIUS System Operator CV	1.750%	12/4/26	EUR	2,900	3,074
FLUVIUS System Operator CV	0.250%	6/14/28	EUR	3,900	3,851
FLUVIUS System Operator CV	2.875%	5/7/29	EUR	4,300	4,656
FLUVIUS System Operator CV	0.250%	12/2/30	EUR	3,300	2,994
FLUVIUS System Operator CV	0.625%	11/24/31	EUR	8,500	7,633
FLUVIUS System Operator CV	4.000%	7/6/32	EUR	2,000	2,238
FLUVIUS System Operator CV	3.875%	5/9/33	EUR	5,000	5,554
Groupe Bruxelles Lambert NV	4.000%	5/15/33	EUR	5,000	5,630
ING Belgium SA	1.500%	5/19/29	EUR	15,800	16,325
ING Belgium SA	0.010%	2/20/30	EUR	15,000	14,170
KBC Bank NV	0.000%	12/3/25	EUR	29,000	30,689
KBC Bank NV	0.750%	10/24/27	EUR	3,700	3,815
KBC Group NV	0.750%	1/21/28	EUR	14,600	15,119
KBC Group NV	5.500%	9/20/28	GBP	3,000	3,902
KBC Group NV	0.125%	1/14/29	EUR	17,000	16,837
KBC Group NV	4.375%	4/19/30	EUR	15,000	17,012
KBC Group NV	0.625%	12/7/31	EUR	1,000	1,027
KBC Group NV	4.875%	4/25/33	EUR	4,000	4,498
KBC Group NV	4.750%	4/17/35	EUR	4,500	5,044
Proximus SADP	3.750%	3/27/34	EUR	6,500	7,177
Proximus SADP	0.750%	11/17/36	EUR	2,500	1,962
Syensqo SA	2.750%	12/2/27	EUR	5,700	6,168
VGP NV	1.625%	1/17/27	EUR	100	103
VGP NV	1.500%	4/8/29	EUR	3,100	3,024
VGP NV	2.250%	1/17/30	EUR	1,100	1,071
					525,616
Bermuda (0.0%)
Athora Holding Ltd.	5.875%	9/10/34	EUR	3,300	3,610

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Canada (1.7%)
	407 International Inc.	2.430%	5/4/27	CAD	1,054	740
	407 International Inc.	3.140%	3/6/30	CAD	681	474
[3]	407 International Inc.	2.590%	5/25/32	CAD	3,471	2,270
	407 International Inc.	3.430%	6/1/33	CAD	2,000	1,369
	407 International Inc.	5.960%	12/3/35	CAD	3,100	2,535
	407 International Inc.	5.750%	2/14/36	CAD	2,578	2,041
	407 International Inc.	4.450%	11/15/41	CAD	2,450	1,717
	407 International Inc.	4.190%	4/25/42	CAD	2,695	1,832
	407 International Inc.	3.650%	9/8/44	CAD	4,898	3,070
	407 International Inc.	3.300%	3/27/45	CAD	500	296
	407 International Inc.	3.830%	5/11/46	CAD	4,898	3,134
	407 International Inc.	3.600%	5/21/47	CAD	3,368	2,070
	407 International Inc.	3.720%	5/11/48	CAD	2,109	1,317
	407 International Inc.	3.670%	3/8/49	CAD	981	606
	407 International Inc.	2.840%	3/7/50	CAD	2,008	1,059
	407 International Inc.	3.980%	9/11/52	CAD	1,600	1,033
	407 International Inc.	4.860%	7/31/53	CAD	3,000	2,222
	407 International Inc.	4.890%	4/4/54	CAD	1,000	745
	407 International Inc.	4.540%	10/9/54	CAD	1,700	1,202
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,520	2,025
	Aeroports de Montreal	5.170%	9/17/35	CAD	1,777	1,352
	Aeroports de Montreal	5.670%	10/16/37	CAD	1,054	842
	Aeroports de Montreal	5.472%	4/16/40	CAD	1,300	1,022
	Aeroports de Montreal	3.030%	4/21/50	CAD	4,078	2,253
	Aeroports de Montreal	3.441%	4/26/51	CAD	2,000	1,187
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	924	659
	AIMCo Realty Investors LP	3.043%	6/1/28	CAD	981	686
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	5,486	3,745
	AIMCo Realty Investors LP	4.970%	5/23/34	CAD	2,000	1,494
	Alberta Powerline LP	4.065%	12/1/53	CAD	3,951	2,524
	Alberta Powerline LP	4.065%	3/1/54	CAD	798	509
	Alectra Inc.	2.488%	5/17/27	CAD	5,415	3,776
	Alectra Inc.	1.751%	2/11/31	CAD	4,600	2,914
	Alectra Inc.	3.958%	7/30/42	CAD	900	592
	Alectra Inc.	3.458%	4/12/49	CAD	1,193	709
	Alectra Inc.	5.225%	11/14/52	CAD	900	705
	Algonquin Power Co.	4.090%	2/17/27	CAD	1,200	867
	Algonquin Power Co.	4.600%	1/29/29	CAD	1,111	819
	Algonquin Power Co.	2.850%	7/15/31	CAD	1,804	1,257
	Alimentation Couche-Tard Inc.	4.603%	1/25/29	CAD	5,000	3,656
	Alimentation Couche-Tard Inc.	5.592%	9/25/30	CAD	6,000	4,576
	AltaGas Ltd.	4.638%	5/15/26	CAD	1,600	1,162
	AltaGas Ltd.	3.980%	10/4/27	CAD	1,475	1,063
	AltaGas Ltd.	2.075%	5/30/28	CAD	2,180	1,465
	AltaGas Ltd.	2.477%	11/30/30	CAD	1,000	646
	AltaGas Ltd.	5.141%	3/14/34	CAD	5,000	3,690
	AltaGas Ltd.	4.500%	8/15/44	CAD	1,215	771
	AltaGas Ltd.	4.990%	10/4/47	CAD	1,007	678
	AltaGas Ltd.	5.597%	3/14/54	CAD	2,000	1,459
	AltaLink LP	4.692%	11/28/32	CAD	700	521
	AltaLink LP	4.872%	11/15/40	CAD	2,501	1,843
	AltaLink LP	4.462%	11/8/41	CAD	1,177	829
	AltaLink LP	3.990%	6/30/42	CAD	2,334	1,546
	AltaLink LP	4.922%	9/17/43	CAD	1,471	1,094
	AltaLink LP	4.054%	11/21/44	CAD	1,089	723
	AltaLink LP	4.090%	6/30/45	CAD	1,537	1,024
	AltaLink LP	3.717%	12/3/46	CAD	2,232	1,401
	AltaLink LP	4.446%	7/11/53	CAD	700	489
	AltaLink LP	4.742%	5/22/54	CAD	1,500	1,093
	AltaLink LP	5.463%	10/11/55	CAD	2,000	1,633
	ARC Resources Ltd.	2.354%	3/10/26	CAD	2,400	1,690
	ARC Resources Ltd.	3.465%	3/10/31	CAD	2,147	1,460
	Athabasca Indigenous Midstream LP	6.069%	2/5/42	CAD	403	306
	Bank of Montreal	1.758%	3/10/26	CAD	4,015	2,816
	Bank of Montreal	1.000%	4/5/26	EUR	13,440	14,303
	Bank of Montreal	1.551%	5/28/26	CAD	4,813	3,352
	Bank of Montreal	3.375%	7/4/26	EUR	8,000	8,817
	Bank of Montreal	1.000%	9/9/26	GBP	1,700	2,038

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of Montreal	2.700%	12/9/26	CAD	4,898	3,471
Bank of Montreal	3.650%	4/1/27	CAD	7,764	5,564
Bank of Montreal	4.309%	6/1/27	CAD	11,767	8,561
Bank of Montreal	4.709%	12/7/27	CAD	17,686	13,028
Bank of Montreal	3.190%	3/1/28	CAD	9,461	6,718
Bank of Montreal	5.039%	5/29/28	CAD	12,514	9,339
Bank of Montreal	4.537%	12/18/28	CAD	10,000	7,359
Bank of Montreal	0.050%	6/8/29	EUR	14,819	14,258
Bank of Montreal	4.420%	7/17/29	CAD	20,000	14,657
Bank of Montreal	1.928%	7/22/31	CAD	4,087	2,846
Bank of Montreal	6.534%	10/27/32	CAD	2,700	2,070
Bank of Montreal	6.034%	9/7/33	CAD	5,000	3,818
Bank of Nova Scotia	5.500%	5/8/26	CAD	16,000	11,788
Bank of Nova Scotia	0.125%	9/4/26	EUR	4,062	4,200
Bank of Nova Scotia	1.850%	11/2/26	CAD	15,694	10,884
Bank of Nova Scotia	2.620%	12/2/26	CAD	7,346	5,198
Bank of Nova Scotia	0.010%	1/14/27	EUR	4,913	5,046
Bank of Nova Scotia	2.950%	3/8/27	CAD	33,703	23,776
Bank of Nova Scotia	1.400%	11/1/27	CAD	7,771	5,243
Bank of Nova Scotia	0.010%	12/15/27	EUR	27,319	27,370
Bank of Nova Scotia	3.250%	1/18/28	EUR	48,000	53,052
Bank of Nova Scotia	3.100%	2/2/28	CAD	3,223	2,284
Bank of Nova Scotia	3.807%	11/15/28	CAD	6,000	4,298
Bank of Nova Scotia	4.680%	2/1/29	CAD	20,000	14,802
Bank of Nova Scotia	3.934%	5/3/32	CAD	7,070	5,067
Bank of Nova Scotia	5.679%	8/2/33	CAD	4,100	3,092
Bank of Nova Scotia	4.442%	11/15/35	CAD	6,500	4,663
BCI QuadReal Realty	1.747%	7/24/30	CAD	3,686	2,351
bcIMC Realty Corp.	3.000%	3/31/27	CAD	3,574	2,531
Bell Telephone Co. of Canada or Bell Canada	3.550%	3/2/26	CAD	1,471	1,057
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	1,471	1,043
Bell Telephone Co. of Canada or Bell Canada	3.600%	9/29/27	CAD	14,000	10,025
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	20,771	14,867
Bell Telephone Co. of Canada or Bell Canada	5.150%	11/14/28	CAD	7,500	5,616
Bell Telephone Co. of Canada or Bell Canada	5.250%	3/15/29	CAD	2,600	1,958
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	4,950	3,372
Bell Telephone Co. of Canada or Bell Canada	4.550%	2/9/30	CAD	4,400	3,228
Bell Telephone Co. of Canada or Bell Canada	2.500%	5/14/30	CAD	5,316	3,515
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	2,450	2,063
Bell Telephone Co. of Canada or Bell Canada	5.150%	8/24/34	CAD	5,000	3,726
Bell Telephone Co. of Canada or Bell Canada	6.170%	2/26/37	CAD	400	321
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	3,114	2,095
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	3,137	1,992
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	3,066	1,967
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	6,543	3,539
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	2,194	1,306
Bell Telephone Co. of Canada or Bell Canada	5.150%	2/9/53	CAD	2,900	2,051
Bell Telephone Co. of Canada or Bell Canada	5.600%	8/11/53	CAD	3,700	2,791
Bridging North America GP	4.341%	8/31/53	CAD	615	383
British Columbia Ferry Services Inc.	5.021%	3/20/37	CAD	1,550	1,164
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	2,746	1,997
British Columbia Ferry Services Inc.	4.289%	4/28/44	CAD	500	345
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	950	502
Brookfield Corp.	4.820%	1/28/26	CAD	7,215	5,230
Brookfield Corp.	3.800%	3/16/27	CAD	2,075	1,491
Brookfield Corp.	5.950%	6/14/35	CAD	2,000	1,556
Brookfield Finance II Inc.	5.431%	12/14/32	CAD	4,100	3,080
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	2,082	1,504
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	3,001	2,085
Brookfield Infrastructure Finance ULC	5.710%	7/27/30	CAD	4,700	3,616
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,681	1,071
Brookfield Infrastructure Finance ULC	5.980%	2/14/33	CAD	1,500	1,164
Brookfield Infrastructure Finance ULC	5.439%	4/25/34	CAD	2,398	1,801
Brookfield Infrastructure Finance ULC	5.789%	4/25/52	CAD	770	592
Brookfield Infrastructure Finance ULC	5.950%	7/27/53	CAD	1,000	784
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	1,910	1,369
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	2,695	1,871
Brookfield Renewable Partners ULC	5.292%	10/28/33	CAD	2,000	1,508
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,910	1,196
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	3,104	1,638

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Brookfield Renewable Partners ULC	5.318%	1/10/54	CAD	3,290	2,401
Bruce Power LP	3.969%	6/23/26	CAD	2,450	1,765
Bruce Power LP	4.700%	12/21/27	CAD	2,000	1,472
Bruce Power LP	4.010%	6/21/29	CAD	1,182	851
Bruce Power LP	4.000%	6/21/30	CAD	2,459	1,754
Bruce Power LP	4.700%	6/21/31	CAD	2,000	1,473
Bruce Power LP	4.990%	12/21/32	CAD	6,000	4,460
Bruce Power LP	4.132%	6/21/33	CAD	3,855	2,695
Bruce Power LP	4.746%	6/21/49	CAD	1,795	1,258
Calgary Airport Authority	3.199%	10/7/36	CAD	8,099	5,087
Calgary Airport Authority	3.341%	10/7/38	CAD	4,648	2,912
Calgary Airport Authority	3.454%	10/7/41	CAD	1,450	900
Cameco Corp.	2.950%	10/21/27	CAD	1,578	1,106
Canadian Imperial Bank of Commerce	1.100%	1/19/26	CAD	2,758	1,924
Canadian Imperial Bank of Commerce	1.875%	1/27/26	GBP	3,000	3,724
Canadian Imperial Bank of Commerce	1.700%	7/15/26	CAD	5,199	3,622
Canadian Imperial Bank of Commerce	5.000%	12/7/26	CAD	10,000	7,367
Canadian Imperial Bank of Commerce	2.250%	1/7/27	CAD	9,897	6,893
Canadian Imperial Bank of Commerce	4.900%	4/2/27	CAD	8,815	6,428
Canadian Imperial Bank of Commerce	4.950%	6/29/27	CAD	8,000	5,910
Canadian Imperial Bank of Commerce	5.050%	10/7/27	CAD	8,300	6,161
Canadian Imperial Bank of Commerce	5.500%	1/14/28	CAD	12,400	9,345
Canadian Imperial Bank of Commerce	1.910%	7/14/28	CHF	10,000	12,035
Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	31,454	30,296
Canadian Imperial Bank of Commerce	1.960%	4/21/31	CAD	4,054	2,837
Canadian Imperial Bank of Commerce	4.200%	4/7/32	CAD	4,042	2,914
Canadian Imperial Bank of Commerce	5.330%	1/20/33	CAD	4,000	2,974
Canadian Imperial Bank of Commerce	5.350%	4/20/33	CAD	3,100	2,309
Canadian Imperial Bank of Commerce	5.300%	1/16/34	CAD	7,630	5,687
Canadian Imperial Bank of Commerce	4.900%	6/12/34	CAD	2,700	1,978
Canadian National Railway Co.	3.200%	7/31/28	CAD	1,347	955
Canadian National Railway Co.	3.000%	2/8/29	CAD	2,000	1,401
Canadian National Railway Co.	4.150%	5/10/30	CAD	6,400	4,658
Canadian National Railway Co.	3.950%	9/22/45	CAD	2,000	1,293
Canadian National Railway Co.	3.600%	8/1/47	CAD	4,892	2,975
Canadian National Railway Co.	3.600%	7/31/48	CAD	3,200	1,938
Canadian National Railway Co.	3.600%	2/8/49	CAD	1,048	633
Canadian National Railway Co.	3.050%	2/8/50	CAD	1,339	729
Canadian National Railway Co.	4.700%	5/10/53	CAD	3,800	2,719
Canadian National Railway Co.	5.100%	5/2/54	CAD	2,555	1,943
Canadian Natural Resources Ltd.	3.420%	12/1/26	CAD	1,700	1,215
Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	2,464	1,697
Canadian Pacific Railway Co.	2.540%	2/28/28	CAD	1,535	1,064
Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	4,516	3,162
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	858	728
Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	3,613	1,963
Canadian Tire Corp. Ltd.	5.372%	9/16/30	CAD	2,000	1,507
Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	425	333
Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	984	723
Canadian Utilities Ltd.	4.851%	6/3/52	CAD	620	445
Canadian Western Bank	1.926%	4/16/26	CAD	2,140	1,500
Canadian Western Bank	5.146%	9/2/27	CAD	2,200	1,644
Canadian Western Bank	1.818%	12/16/27	CAD	2,504	1,710
Canadian Western Bank	5.949%	1/29/34	CAD	4,050	3,068
Capital City Link General Partnership	4.386%	3/31/46	CAD	380	257
Capital Power Corp.	4.986%	1/23/26	CAD	823	597
Capital Power Corp.	5.378%	1/25/27	CAD	1,650	1,220
Capital Power Corp.	5.816%	9/15/28	CAD	2,000	1,513
Capital Power Corp.	4.424%	2/8/30	CAD	1,139	811
Capital Power Corp.	4.831%	9/16/31	CAD	2,500	1,795
Capital Power Corp.	3.147%	10/1/32	CAD	1,466	938
Capital Power Corp.	5.973%	1/25/34	CAD	1,665	1,268
CCL Industries Inc.	3.864%	4/13/28	CAD	795	567
Cenovus Energy Inc.	3.600%	3/10/27	CAD	1,002	716
Cenovus Energy Inc.	3.500%	2/7/28	CAD	7,290	5,162
Central 1 Credit Union	4.648%	2/7/28	CAD	2,000	1,454
Central 1 Credit Union	2.391%	6/30/31	CAD	2,104	1,459
Choice Properties REIT	2.848%	5/21/27	CAD	3,409	2,392
Choice Properties REIT	4.178%	3/8/28	CAD	2,450	1,776
Choice Properties REIT	3.532%	6/11/29	CAD	3,477	2,438

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Choice Properties REIT	5.030%	2/28/31	CAD	2,500	1,857
	Choice Properties REIT	6.003%	6/24/32	CAD	1,600	1,248
	Choice Properties REIT	5.400%	3/1/33	CAD	2,200	1,651
	Choice Properties REIT	5.699%	2/28/34	CAD	3,350	2,559
	CI Financial Corp.	7.000%	12/2/25	CAD	1,070	787
	Clover LP	4.216%	3/31/34	CAD	342	242
	Clover LP	4.216%	6/30/34	CAD	506	357
	Coastal Gaslink Pipeline LP	4.673%	6/30/27	CAD	2,000	1,472
	Coastal Gaslink Pipeline LP	4.691%	9/30/29	CAD	2,500	1,858
	Coastal Gaslink Pipeline LP	4.907%	6/30/31	CAD	6,000	4,492
	Coastal Gaslink Pipeline LP	5.395%	9/30/36	CAD	6,000	4,597
	Coastal Gaslink Pipeline LP	5.538%	6/30/39	CAD	3,500	2,715
	Coastal Gaslink Pipeline LP	5.606%	9/30/42	CAD	5,500	4,271
	Coastal Gaslink Pipeline LP	5.607%	6/30/44	CAD	7,000	5,464
	Coastal Gaslink Pipeline LP	5.606%	3/30/47	CAD	6,500	5,099
	Coastal Gaslink Pipeline LP	5.857%	3/30/49	CAD	3,900	3,153
	Cogeco Communications Inc.	2.991%	9/22/31	CAD	2,104	1,373
	Cogeco Communications Inc.	5.299%	2/16/33	CAD	1,100	816
	Concordia University	6.550%	9/2/42	CAD	1,471	1,273
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	2,960	1,973
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	1,281	891
	Cordelio Amalco GP I	4.087%	9/30/34	CAD	3,291	2,316
	Crombie REIT	3.677%	8/26/26	CAD	1,471	1,054
	Crombie REIT	3.917%	6/21/27	CAD	883	633
	Crombie REIT	2.686%	3/31/28	CAD	858	589
	Crombie REIT	3.211%	10/9/30	CAD	319	214
	Crombie REIT	3.133%	8/12/31	CAD	2,000	1,313
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	1,468	974
	CSS FSCC Partnership	6.915%	7/31/42	CAD	7	5
	CT REIT	3.289%	6/1/26	CAD	2,000	1,423
	CT REIT	3.469%	6/16/27	CAD	654	463
	CT REIT	3.029%	2/5/29	CAD	2,000	1,364
	CU Inc.	5.032%	11/20/36	CAD	1,550	1,163
	CU Inc.	4.543%	10/24/41	CAD	2,381	1,687
	CU Inc.	3.805%	9/10/42	CAD	4,199	2,706
	CU Inc.	4.722%	9/9/43	CAD	3,471	2,511
	CU Inc.	4.085%	9/2/44	CAD	3,245	2,157
	CU Inc.	3.964%	7/27/45	CAD	1,471	959
	CU Inc.	3.763%	11/19/46	CAD	1,535	966
	CU Inc.	3.548%	11/22/47	CAD	1,333	807
	CU Inc.	3.950%	11/23/48	CAD	2,177	1,404
	CU Inc.	2.963%	9/7/49	CAD	2,204	1,195
	CU Inc.	3.174%	9/5/51	CAD	1,677	933
	CU Inc.	4.773%	9/14/52	CAD	2,000	1,463
	CU Inc.	3.857%	11/14/52	CAD	400	252
	CU Inc.	5.088%	9/20/53	CAD	1,400	1,074
	CU Inc.	4.211%	10/29/55	CAD	7,346	4,891
	CU Inc.	4.593%	10/24/61	CAD	218	154
	Dollarama Inc.	1.871%	7/8/26	CAD	2,504	1,749
	Dollarama Inc.	1.505%	9/20/27	CAD	981	665
	Dollarama Inc.	5.533%	9/26/28	CAD	3,000	2,285
	Dollarama Inc.	2.443%	7/9/29	CAD	2,356	1,589
	Dollarama Inc.	5.165%	4/26/30	CAD	1,300	982
	Dream Industrial REIT	1.662%	12/22/25	CAD	4,504	3,158
	Dream Industrial REIT	2.057%	6/17/27	CAD	2,305	1,575
	Dream Industrial REIT	5.383%	3/22/28	CAD	300	223
	Dream Summit Industrial LP	1.820%	4/1/26	CAD	529	371
	Dream Summit Industrial LP	2.250%	1/12/27	CAD	1,000	692
	Dream Summit Industrial LP	2.440%	7/14/28	CAD	2,504	1,696
	E-L Financial Corp. Ltd.	4.000%	6/22/50	CAD	1,000	621
	Emera Inc.	4.838%	5/2/30	CAD	2,000	1,465
	Empire Life Insurance Co.	2.024%	9/24/31	CAD	1,500	1,037
	Enbridge Gas Inc.	2.810%	6/1/26	CAD	1,153	817
	Enbridge Gas Inc.	2.500%	8/5/26	CAD	984	693
	Enbridge Gas Inc.	2.880%	11/22/27	CAD	1,700	1,192
	Enbridge Gas Inc.	5.460%	10/6/28	CAD	3,000	2,288
	Enbridge Gas Inc.	2.370%	8/9/29	CAD	1,500	1,010
	Enbridge Gas Inc.	2.900%	4/1/30	CAD	2,450	1,676
	Enbridge Gas Inc.	2.350%	9/15/31	CAD	2,100	1,357
	Enbridge Gas Inc.	4.150%	8/17/32	CAD	1,300	931

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Enbridge Gas Inc.	5.210%	2/25/36	CAD	1,600	1,206
	Enbridge Gas Inc.	5.460%	9/11/36	CAD	1,550	1,188
	Enbridge Gas Inc.	6.050%	9/2/38	CAD	1,350	1,100
	Enbridge Gas Inc.	5.200%	7/23/40	CAD	700	528
	Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,691	1,232
	Enbridge Gas Inc.	4.500%	11/23/43	CAD	200	139
	Enbridge Gas Inc.	4.200%	6/2/44	CAD	2,947	1,968
	Enbridge Gas Inc.	4.000%	8/22/44	CAD	984	639
	Enbridge Gas Inc.	3.800%	6/1/46	CAD	1,471	921
	Enbridge Gas Inc.	3.590%	11/22/47	CAD	1,183	712
	Enbridge Gas Inc.	3.510%	11/29/47	CAD	2,305	1,367
	Enbridge Gas Inc.	3.010%	8/9/49	CAD	1,671	898
	Enbridge Gas Inc.	3.650%	4/1/50	CAD	2,628	1,583
	Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,323	978
	Enbridge Gas Inc.	3.200%	9/15/51	CAD	2,329	1,281
	Enbridge Gas Inc.	4.550%	8/17/52	CAD	2,200	1,533
	Enbridge Gas Inc.	5.670%	10/6/53	CAD	1,000	818
	Enbridge Inc.	3.200%	6/8/27	CAD	7,088	5,019
	Enbridge Inc.	5.700%	11/9/27	CAD	2,000	1,511
	Enbridge Inc.	4.900%	5/26/28	CAD	1,300	965
	Enbridge Inc.	2.990%	10/3/29	CAD	6,419	4,391
	Enbridge Inc.	6.100%	11/9/32	CAD	6,700	5,332
	Enbridge Inc.	5.360%	5/26/33	CAD	1,600	1,220
	Enbridge Inc.	3.100%	9/21/33	CAD	3,625	2,357
	Enbridge Inc.	4.240%	8/27/42	CAD	1,638	1,043
	Enbridge Inc.	4.570%	3/11/44	CAD	3,299	2,180
	Enbridge Inc.	4.870%	11/21/44	CAD	2,058	1,411
	Enbridge Inc.	4.100%	9/21/51	CAD	1,603	961
	Enbridge Inc.	6.510%	11/9/52	CAD	1,500	1,270
	Enbridge Inc.	5.760%	5/26/53	CAD	2,700	2,078
	Enbridge Inc.	5.320%	8/22/54	CAD	3,000	2,180
	Enbridge Pipelines Inc.	3.000%	8/10/26	CAD	1,700	1,207
	Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	6,381	4,515
	Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,207	1,465
	Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	992	651
	Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	2,744	1,790
	Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	452	277
	Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,621	1,640
	Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,849	1,125
	Enbridge Pipelines Inc.	5.820%	8/17/53	CAD	1,970	1,523
	Energir Inc.	2.100%	4/16/27	CAD	963	665
	Energir Inc.	3.530%	5/16/47	CAD	1,227	743
	Energir LP	3.040%	2/9/32	CAD	2,684	1,791
	Energir LP	4.830%	6/2/53	CAD	1,600	1,185
	ENMAX Corp.	3.836%	6/5/28	CAD	1,054	751
	ENMAX Corp.	3.876%	10/18/29	CAD	2,557	1,808
	ENMAX Corp.	4.695%	10/9/34	CAD	2,800	1,996
	EPCOR Utilities Inc.	2.411%	6/30/31	CAD	1,500	978
	EPCOR Utilities Inc.	6.650%	4/15/38	CAD	1,300	1,118
	EPCOR Utilities Inc.	4.550%	2/28/42	CAD	1,463	1,037
	EPCOR Utilities Inc.	3.554%	11/27/47	CAD	3,429	2,078
	EPCOR Utilities Inc.	3.949%	11/26/48	CAD	1,035	667
	EPCOR Utilities Inc.	3.106%	7/8/49	CAD	528	294
	EPCOR Utilities Inc.	2.899%	5/19/50	CAD	1,924	1,022
	EPCOR Utilities Inc.	3.287%	6/28/51	CAD	953	541
	EPCOR Utilities Inc.	4.725%	9/2/52	CAD	2,400	1,741
	EPCOR Utilities Inc.	5.326%	10/3/53	CAD	2,000	1,581
	Equitable Bank	1.876%	11/26/25	CAD	981	689
	Equitable Bank	3.362%	3/2/26	CAD	1,000	712
	Fair Hydro Trust	3.357%	5/15/35	CAD	3,516	2,421
	Fair Hydro Trust	3.520%	5/15/38	CAD	3,800	2,538
	Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	2,450	1,786
	Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	3,208	2,332
	Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,355	978
	Federation des Caisses Desjardins du Quebec	1.093%	1/21/26	CAD	3,475	2,423
	Federation des Caisses Desjardins du Quebec	1.587%	9/10/26	CAD	2,000	1,388
	Federation des Caisses Desjardins du Quebec	4.407%	5/19/27	CAD	4,700	3,428
	Federation des Caisses Desjardins du Quebec	5.475%	8/16/28	CAD	2,300	1,747
	Federation des Caisses Desjardins du Quebec	5.467%	11/17/28	CAD	10,000	7,596
	Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	3,559	2,487

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Federation des Caisses Desjardins du Quebec	5.035%	8/23/32	CAD	4,300	3,165
	Federation des Caisses Desjardins du Quebec	5.279%	5/15/34	CAD	4,500	3,342
	Finning International Inc.	4.445%	5/16/28	CAD	1,900	1,389
	Finning International Inc.	5.077%	6/13/42	CAD	600	420
	First Capital REIT	3.604%	5/6/26	CAD	1,700	1,215
	First Capital REIT	3.456%	1/22/27	CAD	2,000	1,421
	First Capital REIT	3.753%	7/12/27	CAD	1,422	1,013
	First Capital REIT	5.455%	6/12/32	CAD	2,000	1,490
	Fortis Inc.	2.180%	5/15/28	CAD	1,407	960
	Fortis Inc.	4.431%	5/31/29	CAD	4,500	3,283
	Fortis Inc.	5.677%	11/8/33	CAD	4,500	3,504
	FortisAlberta Inc.	6.220%	10/31/34	CAD	18	15
	FortisAlberta Inc.	4.850%	9/11/43	CAD	300	220
	FortisAlberta Inc.	3.672%	9/9/47	CAD	2,052	1,267
	FortisAlberta Inc.	3.734%	9/18/48	CAD	900	559
	FortisAlberta Inc.	2.632%	6/8/51	CAD	652	324
	FortisAlberta Inc.	4.862%	5/26/53	CAD	1,700	1,252
	FortisBC Energy Inc.	6.500%	5/1/34	CAD	4,898	4,041
	FortisBC Energy Inc.	5.900%	2/26/35	CAD	1,600	1,276
	FortisBC Energy Inc.	6.050%	2/15/38	CAD	4,898	3,980
	FortisBC Energy Inc.	2.820%	8/9/49	CAD	700	367
	FortisBC Energy Inc.	2.540%	7/13/50	CAD	800	393
	FortisBC Energy Inc.	4.670%	11/28/52	CAD	400	286
	FortisBC Inc.	4.000%	10/28/44	CAD	1,029	661
	Gibson Energy Inc.	2.850%	7/14/27	CAD	1,311	919
	Gibson Energy Inc.	3.600%	9/17/29	CAD	2,047	1,441
	Gibson Energy Inc.	5.750%	7/12/33	CAD	1,400	1,081
	Gibson Energy Inc.	6.200%	7/12/53	CAD	1,400	1,120
	Granite REIT Holdings LP	3.062%	6/4/27	CAD	1,051	738
	Granite REIT Holdings LP	2.194%	8/30/28	CAD	2,504	1,679
	Granite REIT Holdings LP	2.378%	12/18/30	CAD	3,672	2,359
	Granite REIT Holdings LP	4.348%	10/4/31	CAD	2,900	2,054
	Greater Toronto Airports Authority	1.540%	5/3/28	CAD	3,144	2,109
	Greater Toronto Airports Authority	2.730%	4/3/29	CAD	7,291	5,034
	Greater Toronto Airports Authority	3.260%	6/1/37	CAD	4,424	2,813
	Greater Toronto Airports Authority	2.750%	10/17/39	CAD	4,546	2,654
	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	5,019	3,909
[3]	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,450	1,755
	Greater Toronto Airports Authority	3.150%	10/5/51	CAD	1,500	848
	Great-West Lifeco Inc.	1.750%	12/7/26	EUR	100	106
	Great-West Lifeco Inc.	3.337%	2/28/28	CAD	2,000	1,425
	Great-West Lifeco Inc.	2.379%	5/14/30	CAD	6,396	4,266
	Great-West Lifeco Inc.	6.670%	3/21/33	CAD	975	808
	Great-West Lifeco Inc.	5.998%	11/16/39	CAD	3,388	2,754
	Great-West Lifeco Inc.	2.981%	7/8/50	CAD	2,365	1,262
	H&R REIT	2.906%	6/2/26	CAD	2,450	1,728
	H&R REIT	2.633%	2/19/27	CAD	1,452	1,007
	Halifax International Airport Authority	5.503%	7/19/41	CAD	52	40
	Honda Canada Finance Inc.	1.337%	3/17/26	CAD	1,815	1,264
	Honda Canada Finance Inc.	1.711%	9/28/26	CAD	1,706	1,183
	Honda Canada Finance Inc.	4.873%	9/23/27	CAD	9,300	6,871
	Honda Canada Finance Inc.	4.900%	6/4/29	CAD	3,000	2,248
	Hospital for Sick Children	5.217%	12/16/49	CAD	850	664
	Hospital for Sick Children	3.416%	12/7/57	CAD	1,381	792
	Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	2,101	1,560
	Hydro One Inc.	2.770%	2/24/26	CAD	4,800	3,413
	Hydro One Inc.	4.910%	1/27/28	CAD	1,800	1,344
	Hydro One Inc.	3.020%	4/5/29	CAD	4,461	3,116
	Hydro One Inc.	3.930%	11/30/29	CAD	1,700	1,232
	Hydro One Inc.	2.160%	2/28/30	CAD	1,500	995
	Hydro One Inc.	7.350%	6/3/30	CAD	981	818
	Hydro One Inc.	1.690%	1/16/31	CAD	1,900	1,212
	Hydro One Inc.	2.230%	9/17/31	CAD	1,854	1,199
	Hydro One Inc.	6.930%	6/1/32	CAD	557	467
	Hydro One Inc.	4.160%	1/27/33	CAD	2,100	1,522
	Hydro One Inc.	4.390%	3/1/34	CAD	4,000	2,921
	Hydro One Inc.	5.360%	5/20/36	CAD	2,491	1,935
	Hydro One Inc.	4.890%	3/13/37	CAD	2,450	1,825
	Hydro One Inc.	5.490%	7/16/40	CAD	1,727	1,357
	Hydro One Inc.	4.390%	9/26/41	CAD	2,505	1,747

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hydro One Inc.	4.590%	10/9/43	CAD	2,695	1,922
Hydro One Inc.	4.170%	6/6/44	CAD	2,600	1,754
Hydro One Inc.	3.910%	2/23/46	CAD	1,567	1,015
Hydro One Inc.	5.000%	10/19/46	CAD	981	737
Hydro One Inc.	3.720%	11/18/47	CAD	1,907	1,192
Hydro One Inc.	3.630%	6/25/49	CAD	4,467	2,740
Hydro One Inc.	2.710%	2/28/50	CAD	1,877	966
Hydro One Inc.	3.640%	4/5/50	CAD	1,802	1,102
Hydro One Inc.	3.100%	9/15/51	CAD	2,530	1,394
Hydro One Inc.	4.000%	12/22/51	CAD	1,077	698
Hydro One Inc.	4.460%	1/27/53	CAD	3,200	2,239
Hydro One Inc.	4.850%	11/30/54	CAD	1,500	1,116
Hydro One Inc.	3.790%	7/31/62	CAD	981	593
Hydro One Ltd.	1.410%	10/15/27	CAD	5,541	3,771
Hydro Ottawa Capital Corp.	3.991%	5/14/43	CAD	1,029	650
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	3,604	2,521
Hyundai Capital Canada Inc.	4.813%	2/1/27	CAD	1,500	1,100
Hyundai Capital Canada Inc.	3.196%	2/16/27	CAD	926	656
Hyundai Capital Canada Inc.	5.565%	3/8/28	CAD	2,000	1,505
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	1,471	1,040
iA Financial Corp. Inc.	3.187%	2/25/32	CAD	1,700	1,202
iA Financial Corp. Inc.	5.685%	6/20/33	CAD	1,900	1,434
IGM Financial Inc.	3.440%	1/26/27	CAD	2,514	1,794
IGM Financial Inc.	6.000%	12/10/40	CAD	1,250	1,005
IGM Financial Inc.	4.560%	1/25/47	CAD	1,041	713
IGM Financial Inc.	4.115%	12/9/47	CAD	2,981	1,910
IGM Financial Inc.	4.174%	7/13/48	CAD	600	388
IGM Financial Inc.	4.206%	3/21/50	CAD	687	444
IGM Financial Inc.	5.426%	5/26/53	CAD	1,100	853
Independent Order of Foresters	2.885%	10/15/35	CAD	557	357
InPower BC General Partnership	4.471%	3/31/33	CAD	1,435	1,023
Intact Financial Corp.	3.770%	3/2/26	CAD	1,165	838
Intact Financial Corp.	2.850%	6/7/27	CAD	2,196	1,543
Intact Financial Corp.	2.179%	5/18/28	CAD	1,500	1,025
Intact Financial Corp.	1.928%	12/16/30	CAD	3,624	2,335
Intact Financial Corp.	4.653%	5/16/34	CAD	1,800	1,326
Intact Financial Corp.	6.400%	11/23/39	CAD	25	21
Intact Financial Corp.	5.160%	6/16/42	CAD	1,460	1,102
Intact Financial Corp.	2.954%	12/16/50	CAD	1,946	1,035
Intact Financial Corp.	3.765%	5/20/53	CAD	1,000	615
Intact Financial Corp.	5.276%	9/14/54	CAD	2,000	1,567
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	21	16
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,825	1,298
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	3,404	2,449
Inter Pipeline Ltd.	5.760%	2/17/28	CAD	3,100	2,326
Inter Pipeline Ltd.	5.710%	5/29/30	CAD	3,100	2,335
Inter Pipeline Ltd.	3.983%	11/25/31	CAD	3,082	2,083
Inter Pipeline Ltd.	5.849%	5/18/32	CAD	2,240	1,680
Inter Pipeline Ltd.	6.380%	2/17/33	CAD	2,000	1,542
Inter Pipeline Ltd.	6.590%	2/9/34	CAD	3,057	2,384
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	2,943	1,828
Inter Pipeline Ltd.	5.091%	11/27/51	CAD	1,053	683
Ivanhoe Cambridge II Inc.	4.994%	6/2/28	CAD	1,200	897
Keyera Corp.	3.934%	6/21/28	CAD	1,679	1,201
Keyera Corp.	3.959%	5/29/30	CAD	1,378	974
Keyera Corp.	5.022%	3/28/32	CAD	1,812	1,330
Keyera Corp.	5.663%	1/4/54	CAD	2,000	1,498
Liberty Utilities Canada LP	3.315%	2/14/50	CAD	5,350	2,854
Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	3,631	2,674
Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	3,167	2,093
Loblaw Cos. Ltd.	5.008%	9/13/32	CAD	3,700	2,782
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,228	956
Loblaw Cos. Ltd.	5.336%	9/13/52	CAD	600	452
Loblaw Cos. Ltd.	5.115%	3/4/54	CAD	4,900	3,566
Lower Mattagami Energy LP	2.433%	5/14/31	CAD	3,241	2,129
Lower Mattagami Energy LP	5.139%	5/18/41	CAD	2,557	1,946
Lower Mattagami Energy LP	4.944%	9/21/43	CAD	277	207
Lower Mattagami Energy LP	4.176%	2/23/46	CAD	400	270
Lower Mattagami Energy LP	4.175%	4/23/52	CAD	800	535
Magna International Inc.	4.950%	1/31/31	CAD	1,400	1,040

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Magna International Inc.	4.375%	3/17/32	EUR	2,500	2,849
	Manulife Bank of Canada	1.337%	2/26/26	CAD	4,329	3,018
	Manulife Bank of Canada	1.536%	9/14/26	CAD	1,504	1,041
	Manulife Bank of Canada	2.864%	2/16/27	CAD	2,782	1,966
	Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,857	1,363
	Manulife Financial Corp.	5.409%	3/10/33	CAD	4,100	3,073
	Manulife Financial Corp.	5.054%	2/23/34	CAD	3,500	2,601
	Manulife Financial Corp.	2.818%	5/13/35	CAD	5,296	3,550
	McGill University	6.150%	9/22/42	CAD	16	13
	McGill University	3.975%	1/29/56	CAD	169	106
	McGill University Health Centre	5.360%	12/31/43	CAD	306	239
	Metro Inc.	3.390%	12/6/27	CAD	2,098	1,495
	Metro Inc.	5.970%	10/15/35	CAD	1,123	893
	Metro Inc.	5.030%	12/1/44	CAD	3,100	2,241
	Metro Inc.	4.270%	12/4/47	CAD	3,283	2,129
	Metro Inc.	3.413%	2/28/50	CAD	1,681	938
	Mountain View Partners GP	3.974%	3/31/51	CAD	30	18
	National Bank of Canada	5.296%	11/3/25	CAD	5,300	3,863
	National Bank of Canada	1.534%	6/15/26	CAD	2,799	1,945
	National Bank of Canada	2.237%	11/4/26	CAD	5,233	3,658
	National Bank of Canada	0.125%	1/27/27	EUR	12,800	13,168
	National Bank of Canada	5.219%	6/14/28	CAD	6,800	5,108
	National Bank of Canada	5.023%	2/1/29	CAD	8,175	6,125
	National Bank of Canada	5.426%	8/16/32	CAD	2,000	1,489
	National Bank of Canada	5.279%	2/15/34	CAD	6,000	4,471
	NAV Canada	0.937%	2/9/26	CAD	1,420	989
	NAV Canada	2.063%	5/29/30	CAD	2,106	1,382
	NAV Canada	3.534%	2/23/46	CAD	491	307
	NAV Canada	3.293%	3/30/48	CAD	3,428	2,044
	NAV Canada	2.924%	9/29/51	CAD	1,650	901
	North Battleford Power LP	4.958%	12/31/32	CAD	1,607	1,161
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	4/24/26	CAD	982	700
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	1,705	1,185
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	3,730	2,619
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	2,426	1,766
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/31	CAD	4,899	3,252
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	2,695	1,911
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	10,307	6,865
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	4,421	3,218
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,706	1,184
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	150	93
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,828	1,832
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	4,356	2,633
	North West Redwater Partnership / NWR Financing Co. Ltd.	5.080%	6/1/54	CAD	1,500	1,122
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	695	455
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,226	803
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	2,040	1,288
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	2,147	1,330
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	2,863	1,857
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/42	CAD	1,210	783
	Nova Scotia Power Inc.	4.951%	11/15/32	CAD	1,200	883
	Nova Scotia Power Inc.	6.950%	8/25/33	CAD	800	656
	Nova Scotia Power Inc.	5.670%	11/14/35	CAD	2,300	1,744
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,212	918
	Nova Scotia Power Inc.	4.150%	3/6/42	CAD	1,000	642
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,211	809
	Nova Scotia Power Inc.	3.612%	5/1/45	CAD	700	409
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,614	918
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	1,254	674
	Nova Scotia Power Inc.	5.355%	3/24/53	CAD	800	597
	OMERS Realty Corp.	5.381%	11/14/28	CAD	9,990	7,569
	OMERS Realty Corp.	3.628%	6/5/30	CAD	2,204	1,550
	Ontario Power Generation Inc.	1.170%	4/22/26	CAD	1,900	1,317
	Ontario Power Generation Inc.	3.315%	10/4/27	CAD	2,905	2,066
	Ontario Power Generation Inc.	2.977%	9/13/29	CAD	3,918	2,709
	Ontario Power Generation Inc.	3.215%	4/8/30	CAD	7,200	4,989
	Ontario Power Generation Inc.	4.831%	6/28/34	CAD	11,000	8,190
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	2,939	1,830
	Ontario Power Generation Inc.	4.248%	1/18/49	CAD	2,100	1,392
	Ontario Power Generation Inc.	3.651%	9/13/50	CAD	1,277	764

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,743	910
Ontario Power Generation Inc.	4.990%	6/28/54	CAD	3,000	2,224
OPB Finance Trust	2.950%	2/2/26	CAD	19,101	13,610
OPB Finance Trust	2.980%	1/25/27	CAD	2,442	1,738
OPB Finance Trust	3.890%	7/4/42	CAD	1,000	666
Original Wempi Inc.	7.791%	10/4/27	CAD	4,000	3,098
Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	630	408
Pembina Pipeline Corp.	3.710%	8/11/26	CAD	2,380	1,708
Pembina Pipeline Corp.	4.240%	6/15/27	CAD	1,475	1,069
Pembina Pipeline Corp.	4.020%	3/27/28	CAD	2,254	1,629
Pembina Pipeline Corp.	3.620%	4/3/29	CAD	2,071	1,464
Pembina Pipeline Corp.	3.310%	2/1/30	CAD	3,624	2,506
Pembina Pipeline Corp.	3.530%	12/10/31	CAD	2,000	1,359
Pembina Pipeline Corp.	5.020%	1/12/32	CAD	3,500	2,596
Pembina Pipeline Corp.	5.220%	6/28/33	CAD	5,000	3,735
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,475	2,317
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	5,120	3,433
Pembina Pipeline Corp.	4.740%	1/21/47	CAD	2,577	1,702
Pembina Pipeline Corp.	4.750%	3/26/48	CAD	4,011	2,646
Pembina Pipeline Corp.	4.540%	4/3/49	CAD	3,244	2,070
Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,872	1,216
Pembina Pipeline Corp.	5.670%	1/12/54	CAD	3,059	2,286
Penske Truck Leasing Canada Inc.	5.440%	12/8/25	CAD	1,100	803
Plenary Health Bridgepoint LP	7.246%	8/31/42	CAD	827	711
Plenary Health Care Partnerships Humber LP	4.895%	5/31/39	CAD	1,200	861
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	2,357	1,894
Power Corp. of Canada	4.810%	1/31/47	CAD	1,100	791
Power Corp. of Canada	4.455%	7/27/48	CAD	1,664	1,139
Power Financial Corp.	6.900%	3/11/33	CAD	615	506
Primaris REIT	5.934%	3/29/28	CAD	1,500	1,133
Reliance LP	3.750%	3/15/26	CAD	964	692
Reliance LP	2.680%	12/1/27	CAD	2,187	1,508
Reliance LP	2.670%	8/1/28	CAD	1,704	1,156
Reliance LP	5.250%	5/15/31	CAD	3,500	2,595
RioCan REIT	1.974%	6/15/26	CAD	1,471	1,027
RioCan REIT	2.361%	3/10/27	CAD	2,583	1,791
RioCan REIT	5.611%	10/6/27	CAD	800	598
RioCan REIT	2.829%	11/8/28	CAD	1,776	1,208
RioCan REIT	4.628%	5/1/29	CAD	1,200	869
RioCan REIT	5.962%	10/1/29	CAD	2,200	1,679
RioCan REIT	5.455%	3/1/31	CAD	2,000	1,489
Rogers Communications Inc.	5.650%	9/21/26	CAD	2,100	1,559
Rogers Communications Inc.	3.800%	3/1/27	CAD	2,800	2,009
Rogers Communications Inc.	3.650%	3/31/27	CAD	12,392	8,861
Rogers Communications Inc.	5.700%	9/21/28	CAD	2,850	2,169
Rogers Communications Inc.	4.400%	11/2/28	CAD	64	47
Rogers Communications Inc.	3.750%	4/15/29	CAD	4,938	3,499
Rogers Communications Inc.	3.250%	5/1/29	CAD	5,206	3,599
Rogers Communications Inc.	3.300%	12/10/29	CAD	2,700	1,857
Rogers Communications Inc.	5.800%	9/21/30	CAD	2,000	1,546
Rogers Communications Inc.	2.900%	12/9/30	CAD	2,463	1,643
Rogers Communications Inc.	4.250%	4/15/32	CAD	4,838	3,414
Rogers Communications Inc.	5.900%	9/21/33	CAD	4,370	3,415
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,891	1,554
Rogers Communications Inc.	6.750%	11/9/39	CAD	7,007	5,788
Rogers Communications Inc.	6.110%	8/25/40	CAD	3,650	2,847
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,698	1,385
Rogers Communications Inc.	4.250%	12/9/49	CAD	1,714	1,055
Rogers Communications Inc.	5.250%	4/15/52	CAD	5,780	4,128
Royal Bank of Canada	1.589%	5/4/26	CAD	5,570	3,890
Royal Bank of Canada	1.782%	5/20/26	CAD	5,989	4,189
Royal Bank of Canada	0.050%	6/19/26	EUR	8,272	8,639
Royal Bank of Canada	5.341%	6/23/26	CAD	6,000	4,421
Royal Bank of Canada	1.000%	9/9/26	GBP	5,000	6,001
Royal Bank of Canada	5.235%	11/2/26	CAD	7,000	5,178
Royal Bank of Canada	0.010%	1/21/27	EUR	22,369	22,979
Royal Bank of Canada	2.328%	1/28/27	CAD	24,698	17,237
Royal Bank of Canada	0.125%	4/26/27	EUR	32,500	33,253
Royal Bank of Canada	3.625%	6/14/27	GBP	3,000	3,734
Royal Bank of Canada	4.612%	7/26/27	CAD	8,100	5,946

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Royal Bank of Canada	1.500%	9/15/27	EUR	10,300	10,851
Royal Bank of Canada	4.642%	1/17/28	CAD	11,200	8,258
Royal Bank of Canada	5.000%	1/24/28	GBP	2,000	2,579
Royal Bank of Canada	4.632%	5/1/28	CAD	11,800	8,713
Royal Bank of Canada	1.833%	7/31/28	CAD	5,242	3,532
Royal Bank of Canada	2.125%	4/26/29	EUR	15,400	16,056
Royal Bank of Canada	5.228%	6/24/30	CAD	8,000	6,097
Royal Bank of Canada	4.000%	10/17/30	CAD	7,800	5,613
Royal Bank of Canada	0.010%	1/27/31	EUR	9,000	8,243
Royal Bank of Canada	2.140%	11/3/31	CAD	6,985	4,852
Royal Bank of Canada	2.940%	5/3/32	CAD	3,640	2,552
Royal Bank of Canada	1.670%	1/28/33	CAD	4,043	2,709
Royal Bank of Canada	5.010%	2/1/33	CAD	4,900	3,617
Royal Bank of Canada	5.096%	4/3/34	CAD	9,000	6,675
Royal Bank of Canada	4.464%	10/17/35	CAD	4,500	3,255
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	908	633
Sagen MI Canada Inc.	3.261%	3/5/31	CAD	1,800	1,158
Saputo Inc.	1.415%	6/19/26	CAD	981	680
Saputo Inc.	2.297%	6/22/28	CAD	1,600	1,087
Saputo Inc.	5.250%	11/29/29	CAD	800	604
Saputo Inc.	5.492%	11/20/30	CAD	2,320	1,773
Scotiabank Capital Trust	5.650%	12/31/56	CAD	1,933	1,481
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	1,639	1,148
Simon Fraser University	5.613%	6/10/43	CAD	160	125
SmartCentres REIT	3.444%	8/28/26	CAD	107	76
SmartCentres REIT	3.192%	6/11/27	CAD	2,000	1,403
SmartCentres REIT	3.834%	12/21/27	CAD	2,450	1,743
SmartCentres REIT	5.354%	5/29/28	CAD	1,200	890
SmartCentres REIT	2.307%	12/18/28	CAD	1,274	844
SmartCentres REIT	3.526%	12/20/29	CAD	3,184	2,182
SmartCentres REIT	3.648%	12/11/30	CAD	981	664
South Bow Canadian Infrastructure Holdings Ltd.	4.616%	2/1/32	CAD	2,500	1,796
SSL Finance Inc.	4.099%	10/31/45	CAD	1,296	848
Stantec Inc.	5.393%	6/27/30	CAD	1,000	752
Sun Life Capital Trust	7.093%	6/30/52	CAD	900	728
Sun Life Financial Inc.	2.460%	11/18/31	CAD	2,500	1,752
Sun Life Financial Inc.	2.580%	5/10/32	CAD	3,495	2,442
Sun Life Financial Inc.	2.800%	11/21/33	CAD	4,481	3,077
Sun Life Financial Inc.	4.780%	8/10/34	CAD	3,100	2,296
Sun Life Financial Inc.	2.060%	10/1/35	CAD	5,877	3,764
Sun Life Financial Inc.	5.120%	5/15/36	CAD	5,500	4,118
Sun Life Financial Inc.	5.400%	5/29/42	CAD	2,377	1,807
Suncor Energy Inc.	4.340%	9/13/46	CAD	1,113	724
Suncor Energy Inc.	3.950%	3/4/51	CAD	2,178	1,318
TELUS Corp.	3.750%	3/10/26	CAD	3,376	2,427
TELUS Corp.	2.750%	7/8/26	CAD	3,800	2,683
TELUS Corp.	2.350%	1/27/28	CAD	2,939	2,018
TELUS Corp.	3.625%	3/1/28	CAD	4,701	3,352
TELUS Corp.	4.800%	12/15/28	CAD	6,000	4,440
TELUS Corp.	3.300%	5/2/29	CAD	3,707	2,594
TELUS Corp.	5.000%	9/13/29	CAD	1,500	1,124
TELUS Corp.	3.150%	2/19/30	CAD	3,100	2,128
TELUS Corp.	5.600%	9/9/30	CAD	2,020	1,549
TELUS Corp.	2.850%	11/13/31	CAD	3,100	2,020
TELUS Corp.	5.250%	11/15/32	CAD	4,600	3,452
TELUS Corp.	4.950%	3/28/33	CAD	2,000	1,471
TELUS Corp.	5.750%	9/8/33	CAD	4,200	3,251
TELUS Corp.	5.100%	2/15/34	CAD	3,500	2,595
TELUS Corp.	4.400%	4/1/43	CAD	1,165	744
TELUS Corp.	4.850%	4/5/44	CAD	4,530	3,055
TELUS Corp.	4.750%	1/17/45	CAD	1,727	1,148
TELUS Corp.	4.400%	1/29/46	CAD	2,141	1,352
TELUS Corp.	4.700%	3/6/48	CAD	2,293	1,504
TELUS Corp.	3.950%	2/16/50	CAD	4,290	2,480
TELUS Corp.	4.100%	4/5/51	CAD	2,272	1,345
TELUS Corp.	5.650%	9/13/52	CAD	4,700	3,521
TELUS Corp.	5.950%	9/8/53	CAD	2,000	1,557
Teranet Holdings LP	5.754%	12/17/40	CAD	1,663	1,186
Teranet Holdings LP	6.100%	6/17/41	CAD	1,802	1,331
TMX Group Ltd.	3.779%	6/5/28	CAD	1,400	1,006

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	TMX Group Ltd.	2.016%	2/12/31	CAD	800	512
	TMX Group Ltd.	4.836%	2/18/32	CAD	3,500	2,608
	TMX Group Ltd.	4.970%	2/16/34	CAD	4,100	3,075
	Toromont Industries Ltd.	3.842%	10/27/27	CAD	2,277	1,637
	Toronto Hydro Corp.	2.520%	8/25/26	CAD	2,695	1,902
	Toronto Hydro Corp.	2.430%	12/11/29	CAD	2,939	1,990
	Toronto Hydro Corp.	4.610%	6/14/33	CAD	2,000	1,490
	Toronto Hydro Corp.	5.540%	5/21/40	CAD	652	517
	Toronto Hydro Corp.	3.550%	7/28/45	CAD	684	422
	Toronto Hydro Corp.	3.485%	2/28/48	CAD	2,497	1,509
	Toronto Hydro Corp.	2.990%	12/10/49	CAD	815	446
	Toronto Hydro Corp.	3.270%	10/18/51	CAD	1,103	629
	Toronto Hydro Corp.	4.950%	10/13/52	CAD	1,800	1,357
	Toronto-Dominion Bank	1.128%	12/9/25	CAD	5,093	3,562
	Toronto-Dominion Bank	3.879%	3/13/26	EUR	34,000	37,595
	Toronto-Dominion Bank	5.423%	7/10/26	CAD	13,400	9,887
	Toronto-Dominion Bank	3.765%	9/8/26	EUR	17,599	19,542
	Toronto-Dominion Bank	2.260%	1/7/27	CAD	15,620	10,884
	Toronto-Dominion Bank	0.500%	1/18/27	EUR	4,300	4,438
	Toronto-Dominion Bank	2.875%	4/5/27	GBP	3,200	3,917
	Toronto-Dominion Bank	4.210%	6/1/27	CAD	10,396	7,544
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	9,681	9,831
	Toronto-Dominion Bank	2.551%	8/3/27	EUR	4,000	4,306
	Toronto-Dominion Bank	5.376%	10/21/27	CAD	7,400	5,549
	Toronto-Dominion Bank	4.477%	1/18/28	CAD	8,900	6,522
	Toronto-Dominion Bank	1.888%	3/8/28	CAD	13,957	9,474
	Toronto-Dominion Bank	5.491%	9/8/28	CAD	10,000	7,596
	Toronto-Dominion Bank	4.680%	1/8/29	CAD	12,500	9,262
	Toronto-Dominion Bank	3.631%	12/13/29	EUR	10,000	11,035
	Toronto-Dominion Bank	1.952%	4/8/30	EUR	22,400	22,681
	Toronto-Dominion Bank	4.002%	10/31/30	CAD	4,000	2,917
	Toronto-Dominion Bank	4.859%	3/4/31	CAD	4,130	2,994
	Toronto-Dominion Bank	3.060%	1/26/32	CAD	7,860	5,541
	Toronto-Dominion Bank	3.129%	8/3/32	EUR	2,000	2,120
	Toronto-Dominion Bank	3.247%	2/16/34	EUR	14,212	15,881
	Toronto-Dominion Bank	5.177%	4/9/34	CAD	7,420	5,515
	Toronto-Dominion Bank	4.423%	10/31/35	CAD	4,500	3,379
	Tourmaline Oil Corp.	2.529%	2/12/29	CAD	1,700	1,155
	Toyota Credit Canada Inc.	1.180%	2/23/26	CAD	11,770	8,198
	Toyota Credit Canada Inc.	5.290%	7/13/26	CAD	4,000	2,949
	Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	592	412
	Toyota Credit Canada Inc.	4.420%	6/28/27	CAD	2,000	1,465
	Toyota Credit Canada Inc.	4.330%	1/24/28	CAD	1,900	1,388
	Toyota Credit Canada Inc.	4.440%	6/27/29	CAD	5,000	3,689
	TransCanada PipeLines Ltd.	4.350%	5/12/26	CAD	1,300	942
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	11,440	8,216
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	2,575	1,830
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	2,211	1,701
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	2,275	1,572
	TransCanada PipeLines Ltd.	5.277%	7/15/30	CAD	12,200	9,248
	TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	2,000	1,337
	TransCanada PipeLines Ltd.	5.330%	5/12/32	CAD	2,205	1,676
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	24	22
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	5,429	3,631
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	2,341	1,503
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	8,004	5,110
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	4,847	3,016
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	5,790	3,672
	TransCanada PipeLines Ltd.	5.920%	5/12/52	CAD	1,200	956
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	635	386
	TriSummit Utilities Inc.	3.150%	4/6/26	CAD	890	632
	TriSummit Utilities Inc.	4.260%	12/5/28	CAD	1,335	960
	University of Ottawa	6.280%	4/15/43	CAD	800	679
	University of Ottawa	2.635%	2/13/60	CAD	1,811	835
	University of Toronto	5.841%	12/15/43	CAD	34	28
	University of Toronto	4.251%	12/7/51	CAD	1,225	821
	University of Western Ontario	4.798%	5/24/47	CAD	47	34
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	7,346	5,661
	Vancouver Airport Authority	3.857%	11/10/45	CAD	626	407
	Vancouver Airport Authority	3.656%	11/23/48	CAD	1,000	624

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vancouver Airport Authority	2.874%	10/18/49	CAD	1,026	551
Vancouver Airport Authority	2.800%	9/21/50	CAD	1,678	889
Veren Inc.	5.503%	6/21/34	CAD	3,000	2,212
Videotron Ltd.	4.650%	7/15/29	CAD	5,500	4,022
Videotron Ltd.	4.500%	1/15/30	CAD	3,000	2,165
Videotron Ltd.	5.000%	7/15/34	CAD	3,333	2,428
Westcoast Energy Inc.	3.770%	12/8/25	CAD	1,828	1,312
Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,885	1,321
WSP Global Inc.	2.408%	4/19/28	CAD	2,079	1,422
WSP Global Inc.	5.548%	11/22/30	CAD	2,000	1,530
York University	6.480%	3/7/42	CAD	846	718
					2,069,436
China (0.0%)
Prosus NV	1.539%	8/3/28	EUR	796	803
Prosus NV	1.288%	7/13/29	EUR	1,884	1,829
Prosus NV	2.031%	8/3/32	EUR	4,515	4,222
Prosus NV	1.985%	7/13/33	EUR	2,786	2,550
Prosus NV	2.778%	1/19/34	EUR	6,400	6,170
State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	1,112	1,190
State Grid Overseas Investment BVI Ltd.	0.797%	8/5/26	EUR	4,765	4,979
State Grid Overseas Investment BVI Ltd.	2.125%	5/2/30	EUR	3,415	3,547
					25,290
Czech Republic (0.0%)
CEZ A/S	3.000%	6/5/28	EUR	6,141	6,593
EP Infrastructure A/S	1.698%	7/30/26	EUR	836	874
EP Infrastructure A/S	2.045%	10/9/28	EUR	6,808	6,820
EP Infrastructure A/S	1.816%	3/2/31	EUR	2,046	1,905
EPH Financing International A/S	6.651%	11/13/28	EUR	6,500	7,593
EPH Financing International A/S	5.875%	11/30/29	EUR	5,000	5,689
					29,474
Denmark (0.5%)
AP Moller - Maersk A/S	1.750%	3/16/26	EUR	26,325	28,162
AP Moller - Maersk A/S	0.750%	11/25/31	EUR	12,786	11,695
Carlsberg Breweries A/S	3.500%	11/26/26	EUR	18,000	19,815
Carlsberg Breweries A/S	0.375%	6/30/27	EUR	4,000	4,067
Carlsberg Breweries A/S	0.875%	7/1/29	EUR	4,500	4,423
Carlsberg Breweries A/S	0.625%	3/9/30	EUR	400	380
Danfoss Finance I BV	0.125%	4/28/26	EUR	5,169	5,388
Danfoss Finance I BV	0.375%	10/28/28	EUR	2,200	2,136
Danfoss Finance II BV	4.125%	12/2/29	EUR	6,000	6,741
Danmarks Skibskredit A/S	0.250%	6/21/28	EUR	700	689
Danske Bank A/S	4.000%	1/12/27	EUR	5,499	6,052
Danske Bank A/S	0.750%	11/22/27	EUR	7,369	7,575
Danske Bank A/S	2.250%	1/14/28	GBP	9,315	11,260
Danske Bank A/S	6.500%	8/23/28	GBP	2,500	3,345
Danske Bank A/S	0.750%	6/9/29	EUR	11,776	11,723
Danske Bank A/S	4.750%	6/21/30	EUR	15,000	17,264
Danske Bank A/S	4.125%	1/10/31	EUR	12,000	13,593
Danske Bank A/S	1.000%	5/15/31	EUR	10,000	10,504
Danske Bank A/S	3.875%	1/9/32	EUR	15,000	16,578
DSV Finance BV	1.375%	3/16/30	EUR	5,000	4,951
DSV Finance BV	0.875%	9/17/36	EUR	4,276	3,485
ISS Global A/S	0.875%	6/18/26	EUR	100	105
ISS Global A/S	1.500%	8/31/27	EUR	9,771	10,145
Jyske Bank A/S	4.875%	11/10/29	EUR	5,000	5,713
Jyske Realkredit A/S	0.500%	10/1/26	EUR	10,810	11,313
Nordea Kredit Realkreditaktieselskab	1.000%	4/1/26	DKK	26,000	3,721
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/26	DKK	214,000	30,417
Nordea Kredit Realkreditaktieselskab	1.000%	4/1/29	DKK	200,000	27,382
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	52	8
Novo Nordisk Finance Netherlands BV	1.375%	3/31/30	EUR	5,000	5,040
Nykredit Realkredit A/S	2.000%	1/1/26	DKK	160,500	23,309
Nykredit Realkredit A/S	1.000%	7/1/26	DKK	337,560	48,110
Nykredit Realkredit A/S	1.000%	1/1/27	DKK	350,302	49,600
Nykredit Realkredit A/S	1.000%	7/1/27	DKK	250,000	35,129
Nykredit Realkredit A/S	0.375%	1/17/28	EUR	17,604	17,496
Nykredit Realkredit A/S	1.000%	7/1/28	DKK	200,000	27,684
Nykredit Realkredit A/S	1.000%	1/1/29	DKK	125,000	17,181
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	16,003	2,091

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Orsted A/S	3.625%	3/1/26	EUR	2,500	2,739
Orsted A/S	2.250%	6/14/28	EUR	5,000	5,271
Orsted A/S	1.500%	11/26/29	EUR	21,318	21,344
Orsted A/S	3.250%	9/13/31	EUR	13,000	14,019
Orsted A/S	4.875%	1/12/32	GBP	8,901	11,128
Orsted A/S	2.500%	5/16/33	GBP	2,200	2,266
Orsted A/S	2.875%	6/14/33	EUR	7,000	7,229
Orsted A/S	5.125%	9/13/34	GBP	3,000	3,738
Orsted A/S	5.750%	4/9/40	GBP	1,702	2,165
Orsted A/S	1.750%	12/9/19	EUR	2,000	2,034
Orsted A/S	2.500%	2/18/21	GBP	1,800	1,706
Orsted A/S	5.250%	12/8/22	EUR	2,500	2,798
Pandora A/S	4.500%	4/10/28	EUR	11,535	12,986
Realkredit Danmark A/S	1.000%	1/1/29	DKK	250,000	34,361
TDC Net A/S	5.186%	8/2/29	EUR	1,500	1,698
TDC Net A/S	6.500%	6/1/31	EUR	1,500	1,796
					631,548
Finland (0.3%)
Aktia Bank OYJ	0.375%	3/5/26	EUR	5,000	5,286
Fortum OYJ	1.625%	2/27/26	EUR	700	749
Fortum OYJ	4.000%	5/26/28	EUR	5,000	5,580
Fortum OYJ	2.125%	2/27/29	EUR	1,100	1,141
Fortum OYJ	4.500%	5/26/33	EUR	4,000	4,574
Kojamo OYJ	1.875%	5/27/27	EUR	2,000	2,093
Kojamo OYJ	0.875%	5/28/29	EUR	3,762	3,587
Metso OYJ	0.875%	5/26/28	EUR	1,500	1,494
Neste OYJ	4.250%	3/16/33	EUR	7,000	7,775
Nokia OYJ	3.125%	5/15/28	EUR	4,000	4,317
Nokia OYJ	4.375%	8/21/31	EUR	1,500	1,675
Nordea Bank Abp	1.125%	2/16/27	EUR	15,800	16,511
Nordea Bank Abp	0.500%	5/14/27	EUR	9,913	10,198
Nordea Bank Abp	4.125%	5/5/28	EUR	12,000	13,495
Nordea Bank Abp	0.500%	11/2/28	EUR	6,062	5,957
Nordea Bank Abp	2.500%	5/23/29	EUR	13,400	14,197
Nordea Bank Abp	2.875%	8/24/32	EUR	3,000	3,162
Nordea Bank Abp	1.625%	12/9/32	GBP	2,491	2,877
Nordea Bank Abp	3.625%	3/15/34	EUR	5,000	5,503
Nordea Kiinnitysluottopankki OYJ	0.250%	3/18/26	EUR	13,411	14,136
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	11,180	11,629
Nordea Kiinnitysluottopankki OYJ	1.000%	3/30/29	EUR	15,000	15,235
Nordea Kiinnitysluottopankki OYJ	3.000%	2/20/30	EUR	15,000	16,597
Nordea Kiinnitysluottopankki OYJ	3.000%	4/12/34	EUR	18,000	19,890
Oma Saastopankki OYJ	0.010%	11/25/27	EUR	4,800	4,796
OP Corporate Bank plc	0.600%	1/18/27	EUR	10,729	11,077
OP Corporate Bank plc	0.625%	7/27/27	EUR	15,000	15,308
OP Corporate Bank plc	0.100%	11/16/27	EUR	15,431	15,442
OP Corporate Bank plc	4.000%	6/13/28	EUR	5,000	5,632
OP Corporate Bank plc	0.375%	12/8/28	EUR	5,000	4,843
OP Mortgage Bank	0.010%	11/19/26	EUR	4,913	5,077
OP Mortgage Bank	3.375%	2/15/27	EUR	10,000	11,074
OP Mortgage Bank	0.750%	6/7/27	EUR	5,000	5,193
OP Mortgage Bank	0.625%	2/15/29	EUR	4,913	4,908
OP Mortgage Bank	2.750%	1/25/30	EUR	11,000	12,001
OP Mortgage Bank	0.010%	11/19/30	EUR	19,638	18,172
OP Mortgage Bank	3.000%	7/17/31	EUR	30,380	33,560
Sampo OYJ	3.375%	5/23/49	EUR	6,836	7,237
Sampo OYJ	2.500%	9/3/52	EUR	17,673	17,170
SATO OYJ	1.375%	2/24/28	EUR	1,700	1,695
Stora Enso OYJ	2.500%	6/7/27	EUR	2,231	2,386
Stora Enso OYJ	2.500%	3/21/28	EUR	2,806	2,967
Stora Enso OYJ	4.250%	9/1/29	EUR	2,727	3,048
Teollisuuden Voima OYJ	1.375%	6/23/28	EUR	3,000	3,042
Teollisuuden Voima OYJ	4.750%	6/1/30	EUR	5,000	5,684
UPM-Kymmene OYJ	0.500%	3/22/31	EUR	9,000	8,194
					386,164
France (3.3%)
Aeroports de Paris SA	2.125%	10/2/26	EUR	9,300	9,978
Aeroports de Paris SA	1.000%	1/5/29	EUR	3,000	2,996
Aeroports de Paris SA	2.750%	4/2/30	EUR	9,300	9,854

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aeroports de Paris SA	1.500%	7/2/32	EUR	3,600	3,422
Aeroports de Paris SA	1.125%	6/18/34	EUR	1,500	1,325
Aeroports de Paris SA	2.125%	10/11/38	EUR	3,700	3,427
Air Liquide Finance SA	1.250%	6/13/28	EUR	500	520
Air Liquide Finance SA	1.375%	4/2/30	EUR	7,700	7,694
Airbus SE	1.375%	6/9/26	EUR	4,094	4,350
Airbus SE	2.125%	10/29/29	EUR	1,547	1,622
Airbus SE	1.625%	6/9/30	EUR	7,400	7,474
Airbus SE	1.375%	5/13/31	EUR	4,331	4,256
Airbus SE	2.375%	4/7/32	EUR	2,686	2,781
Airbus SE	2.375%	6/9/40	EUR	6,487	6,026
Alstom SA	0.250%	10/14/26	EUR	7,100	7,322
Alstom SA	0.125%	7/27/27	EUR	4,000	4,032
Alstom SA	0.000%	1/11/29	EUR	3,400	3,227
Altarea SCA	1.750%	1/16/30	EUR	1,500	1,384
APRR SA	1.125%	1/9/26	EUR	5,300	5,645
APRR SA	1.250%	1/6/27	EUR	5,400	5,669
APRR SA	1.250%	1/18/28	EUR	3,500	3,612
APRR SA	1.875%	1/3/29	EUR	5,000	5,188
APRR SA	3.125%	1/24/30	EUR	13,000	14,091
APRR SA	1.500%	1/25/30	EUR	200	200
APRR SA	1.875%	1/6/31	EUR	100	100
APRR SA	1.625%	1/13/32	EUR	4,700	4,601
APRR SA	1.500%	1/17/33	EUR	100	95
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	25	26
Arkea Home Loans SFH SA	0.125%	7/12/29	EUR	10,000	9,636
Arkea Home Loans SFH SA	0.010%	10/4/30	EUR	12,600	11,640
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	5,000	4,857
Arkema SA	0.125%	10/14/26	EUR	10,000	10,324
Arkema SA	1.500%	4/20/27	EUR	13,600	14,333
Arkema SA	4.250%	5/20/30	EUR	6,000	6,822
Arkema SA	1.500%	Perpetual	EUR	3,000	3,162
Arval Service Lease SA	4.125%	4/13/26	EUR	7,500	8,252
Arval Service Lease SA	4.000%	9/22/26	EUR	2,500	2,757
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	600	637
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	5,300	5,619
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	15,100	15,919
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	11,000	11,334
Autoroutes du Sud de la France SA	1.375%	1/22/30	EUR	5,000	5,011
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	18,000	17,543
AXA Bank Europe SCF	1.375%	4/18/33	EUR	7,700	7,422
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	5,000	4,758
AXA SA	3.750%	10/12/30	EUR	4,500	5,061
AXA SA	3.375%	5/31/34	EUR	13,500	14,728
AXA SA	1.375%	10/7/41	EUR	4,276	3,975
AXA SA	1.875%	7/10/42	EUR	8,300	7,778
AXA SA	5.500%	7/11/43	EUR	7,630	9,027
AXA SA	3.375%	7/6/47	EUR	6,007	6,514
AXA SA	3.250%	5/28/49	EUR	17,896	19,138
Ayvens SA	1.250%	3/2/26	EUR	2,500	2,655
Ayvens SA	4.250%	1/18/27	EUR	8,100	9,021
Ayvens SA	4.000%	7/5/27	EUR	4,600	5,114
Ayvens SA	4.875%	10/6/28	EUR	4,600	5,253
Banque Federative du Credit Mutuel SA	1.250%	12/5/25	GBP	5,000	6,196
Banque Federative du Credit Mutuel SA	5.000%	1/19/26	GBP	2,700	3,478
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	15,800	16,992
Banque Federative du Credit Mutuel SA	0.010%	5/11/26	EUR	25,500	26,574
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	11,200	11,791
Banque Federative du Credit Mutuel SA	1.000%	7/16/26	GBP	7,500	9,043
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	2,800	2,971
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	500	536
Banque Federative du Credit Mutuel SA	0.100%	10/8/27	EUR	4,300	4,311
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,500	2,581
Banque Federative du Credit Mutuel SA	0.875%	12/7/27	GBP	6,100	6,978
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	7,500	7,910
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	6,200	6,107
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	13,200	12,878
Banque Federative du Credit Mutuel SA	1.875%	10/26/28	GBP	3,200	3,672
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	26,400	25,834
Banque Federative du Credit Mutuel SA	4.125%	3/13/29	EUR	10,000	11,294

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banque Federative du Credit Mutuel SA	1.750%	3/15/29	EUR	5,000	5,086
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	5,000	5,048
Banque Federative du Credit Mutuel SA	5.000%	10/22/29	GBP	6,000	7,718
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,200	1,142
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	11,000	10,589
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	15,200	13,828
Banque Federative du Credit Mutuel SA	4.750%	11/10/31	EUR	16,000	18,509
Banque Federative du Credit Mutuel SA	1.125%	11/19/31	EUR	8,900	8,022
Banque Federative du Credit Mutuel SA	3.625%	9/14/32	EUR	9,000	9,944
Banque Federative du Credit Mutuel SA	5.125%	1/13/33	EUR	6,000	6,956
Banque Federative du Credit Mutuel SA	3.750%	2/1/33	EUR	22,000	24,452
Banque Federative du Credit Mutuel SA	4.125%	6/14/33	EUR	18,000	20,546
Banque Federative du Credit Mutuel SA	4.375%	1/11/34	EUR	9,000	9,824
BNP Paribas Cardif SA	4.032%	Perpetual	EUR	1,500	1,635
BNP Paribas Home Loan SFH SA	3.000%	5/25/28	EUR	10,000	11,018
BNP Paribas SA	1.500%	11/17/25	EUR	10,051	10,795
BNP Paribas SA	3.375%	1/23/26	GBP	1,319	1,666
BNP Paribas SA	0.250%	4/13/27	EUR	18,000	18,785
BNP Paribas SA	0.375%	10/14/27	EUR	10,700	11,026
BNP Paribas SA	1.875%	12/14/27	GBP	3,000	3,510
BNP Paribas SA	0.500%	2/19/28	EUR	16,200	16,551
BNP Paribas SA	1.500%	5/25/28	EUR	5,000	5,197
BNP Paribas SA	0.500%	5/30/28	EUR	1,000	1,015
BNP Paribas SA	2.750%	7/25/28	EUR	20,000	21,458
BNP Paribas SA	0.500%	9/1/28	EUR	5,600	5,646
BNP Paribas SA	3.875%	2/23/29	EUR	16,000	17,853
BNP Paribas SA	2.875%	2/24/29	GBP	6,000	7,068
BNP Paribas SA	1.125%	4/17/29	EUR	5,000	5,055
BNP Paribas SA	1.375%	5/28/29	EUR	13,300	13,275
BNP Paribas SA	2.538%	7/13/29	CAD	2,491	1,687
BNP Paribas SA	6.000%	8/18/29	GBP	4,000	5,305
BNP Paribas SA	3.625%	9/1/29	EUR	6,000	6,617
BNP Paribas SA	0.500%	1/19/30	EUR	9,400	9,037
BNP Paribas SA	0.875%	7/11/30	EUR	10,400	10,016
BNP Paribas SA	2.375%	11/20/30	EUR	5,000	5,367
BNP Paribas SA	3.875%	1/10/31	EUR	5,000	5,611
BNP Paribas SA	2.000%	5/24/31	GBP	3,000	3,660
BNP Paribas SA	1.625%	7/2/31	EUR	3,200	3,037
BNP Paribas SA	1.250%	7/13/31	GBP	19,100	19,055
BNP Paribas SA	4.042%	1/10/32	EUR	4,000	4,438
BNP Paribas SA	1.125%	1/15/32	EUR	12,000	12,316
BNP Paribas SA	2.500%	3/31/32	EUR	7,000	7,391
BNP Paribas SA	2.100%	4/7/32	EUR	6,000	5,873
BNP Paribas SA	4.125%	9/26/32	EUR	7,000	7,988
BNP Paribas SA	4.750%	11/13/32	EUR	10,000	11,530
BNP Paribas SA	0.625%	12/3/32	EUR	6,000	5,200
BNP Paribas SA	4.125%	5/24/33	EUR	5,000	5,751
BNP Paribas SA	0.875%	8/31/33	EUR	14,000	13,585
BNP Paribas SA	2.000%	9/13/36	GBP	2,200	1,978
Bouygues SA	5.500%	10/6/26	GBP	3,050	3,971
Bouygues SA	1.375%	6/7/27	EUR	8,200	8,596
Bouygues SA	1.125%	7/24/28	EUR	200	204
Bouygues SA	2.250%	6/29/29	EUR	9,500	9,947
Bouygues SA	0.500%	2/11/30	EUR	2,500	2,370
Bouygues SA	4.625%	6/7/32	EUR	7,500	8,775
Bouygues SA	3.250%	6/30/37	EUR	6,200	6,450
Bouygues SA	5.375%	6/30/42	EUR	5,600	7,068
BPCE SA	0.250%	1/15/26	EUR	5,300	5,586
BPCE SA	0.713%	7/13/26	JPY	300,000	1,965
BPCE SA	1.375%	12/23/26	GBP	3,600	4,299
BPCE SA	0.010%	1/14/27	EUR	2,400	2,452
BPCE SA	0.500%	2/24/27	EUR	400	410
BPCE SA	0.500%	9/15/27	EUR	20,000	20,724
BPCE SA	0.500%	1/14/28	EUR	3,500	3,589
BPCE SA	4.500%	4/26/28	AUD	9,640	6,099
BPCE SA	0.914%	7/13/28	JPY	300,000	1,954
BPCE SA	6.000%	9/29/28	GBP	3,000	3,933
BPCE SA	5.250%	4/16/29	GBP	9,500	12,039
BPCE SA	4.625%	3/2/30	EUR	20,000	22,714
BPCE SA	0.250%	1/14/31	EUR	22,500	20,288

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BPCE SA	0.750%	3/3/31	EUR	6,000	5,497
BPCE SA	1.100%	12/16/31	JPY	400,000	2,594
BPCE SA	1.000%	1/14/32	EUR	5,600	5,092
BPCE SA	2.250%	3/2/32	EUR	8,500	8,928
BPCE SA	4.000%	11/29/32	EUR	9,000	10,174
BPCE SA	4.500%	1/13/33	EUR	6,000	6,842
BPCE SA	1.750%	2/2/34	EUR	9,500	9,453
BPCE SA	4.750%	6/14/34	EUR	5,000	5,803
BPCE SA	4.250%	1/11/35	EUR	5,000	5,614
BPCE SA	5.125%	1/25/35	EUR	2,000	2,261
BPCE SA	3.875%	1/25/36	EUR	5,000	5,537
BPCE SFH SA	0.010%	11/8/26	EUR	21,800	22,545
BPCE SFH SA	0.625%	9/22/27	EUR	2,500	2,569
BPCE SFH SA	0.010%	11/10/27	EUR	28,900	29,048
BPCE SFH SA	3.250%	4/12/28	EUR	20,000	22,136
BPCE SFH SA	0.875%	4/13/28	EUR	6,100	6,239
BPCE SFH SA	0.750%	2/23/29	EUR	27,000	27,006
BPCE SFH SA	1.000%	6/8/29	EUR	2,400	2,411
BPCE SFH SA	3.000%	10/17/29	EUR	5,000	5,491
BPCE SFH SA	1.125%	4/12/30	EUR	16,200	16,140
BPCE SFH SA	0.125%	12/3/30	EUR	33,500	30,984
BPCE SFH SA	3.000%	1/15/31	EUR	20,000	21,930
BPCE SFH SA	0.010%	3/18/31	EUR	14,400	13,090
BPCE SFH SA	0.625%	5/29/31	EUR	5,200	4,904
Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	5,000	4,992
Caisse de Refinancement de l'Habitat SA	2.750%	4/12/28	EUR	6,500	7,081
Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	10,300	9,818
Caisse de Refinancement de l'Habitat SA	3.375%	6/28/32	EUR	10,000	11,245
Caisse de Refinancement de l'Habitat SA	3.125%	2/23/33	EUR	20,000	22,011
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/28	EUR	3,500	3,444
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	3,100	3,333
Capgemini SE	1.750%	4/18/28	EUR	6,500	6,787
Capgemini SE	2.000%	4/15/29	EUR	3,000	3,124
Capgemini SE	1.125%	6/23/30	EUR	5,000	4,872
Capgemini SE	2.375%	4/15/32	EUR	5,800	5,911
Carmila SA	2.125%	3/7/28	EUR	1,600	1,676
Carmila SA	5.500%	10/9/28	EUR	1,700	1,968
Carmila SA	1.625%	4/1/29	EUR	1,200	1,201
Carrefour SA	1.750%	5/4/26	EUR	5,500	5,887
Carrefour SA	1.875%	10/30/26	EUR	6,000	6,395
Carrefour SA	2.625%	12/15/27	EUR	5,000	5,372
Carrefour SA	2.375%	10/30/29	EUR	4,800	5,025
Carrefour SA	4.375%	11/14/31	EUR	11,000	12,580
CCF SFH SACA	2.500%	6/28/28	EUR	8,800	9,472
Cie de Financement Foncier SA	1.000%	2/2/26	EUR	50	53
Cie de Financement Foncier SA	0.750%	5/29/26	EUR	1,100	1,163
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	2,800	2,915
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	1,146	1,493
Cie de Financement Foncier SA	0.375%	4/9/27	EUR	34,000	35,054
Cie de Financement Foncier SA	0.010%	11/10/27	EUR	23,000	23,092
Cie de Financement Foncier SA	0.750%	1/11/28	EUR	5,400	5,526
Cie de Financement Foncier SA	0.500%	3/16/28	EUR	11,400	11,529
Cie de Financement Foncier SA	0.875%	9/11/28	EUR	9,200	9,341
Cie de Financement Foncier SA	0.010%	4/16/29	EUR	10,000	9,633
Cie de Financement Foncier SA	3.000%	4/24/32	EUR	8,300	9,080
Cie de Financement Foncier SA	0.010%	10/29/35	EUR	21,000	16,505
Cie de Financement Foncier SA	0.600%	10/25/41	EUR	19,600	14,509
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	6,951	8,707
Cie de Saint-Gobain SA	1.375%	6/14/27	EUR	5,000	5,248
Cie de Saint-Gobain SA	2.375%	10/4/27	EUR	4,800	5,156
Cie de Saint-Gobain SA	2.125%	6/10/28	EUR	2,500	2,641
Cie de Saint-Gobain SA	1.875%	9/21/28	EUR	9,700	10,107
Cie de Saint-Gobain SA	3.875%	11/29/30	EUR	14,000	15,706
Cie de Saint-Gobain SA	1.875%	3/15/31	EUR	2,700	2,691
Cie de Saint-Gobain SA	2.625%	8/10/32	EUR	2,100	2,165
Cie de Saint-Gobain SA	3.625%	8/9/36	EUR	12,000	12,929
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	7,700	7,430
Cie Generale des Etablissements Michelin SCA	1.750%	9/3/30	EUR	5,000	5,062
Cie Generale des Etablissements Michelin SCA	0.250%	11/2/32	EUR	4,000	3,422
Cie Generale des Etablissements Michelin SCA	3.375%	5/16/36	EUR	2,000	2,142

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	2,500	2,417
CNP Assurances SACA	1.250%	1/27/29	EUR	2,000	1,989
CNP Assurances SACA	4.500%	6/10/47	EUR	3,800	4,193
CNP Assurances SACA	2.000%	7/27/50	EUR	6,000	5,838
CNP Assurances SACA	2.500%	6/30/51	EUR	3,400	3,332
CNP Assurances SACA	5.250%	7/18/53	EUR	5,000	5,718
Coentreprise de Transport d'Electricite SA	1.500%	7/29/28	EUR	3,900	3,997
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	8,000	7,874
Covivio Hotels SACA	1.000%	7/27/29	EUR	5,400	5,228
Covivio SA	1.875%	5/20/26	EUR	100	107
Covivio SA	1.500%	6/21/27	EUR	2,000	2,095
Covivio SA	2.375%	2/20/28	EUR	100	107
Covivio SA	1.625%	6/23/30	EUR	6,800	6,655
Covivio SA	1.125%	9/17/31	EUR	2,000	1,852
Credit Agricole Assurances SA	2.000%	7/17/30	EUR	3,200	3,153
Credit Agricole Assurances SA	1.500%	10/6/31	EUR	4,000	3,690
Credit Agricole Assurances SA	2.625%	1/29/48	EUR	4,000	4,185
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	2,400	2,694
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	600	636
Credit Agricole Home Loan SFH SA	3.250%	9/28/26	EUR	25,600	28,203
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	17,600	18,280
Credit Agricole Home Loan SFH SA	0.875%	8/31/27	EUR	5,500	5,695
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	53,900	54,804
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	7,400	7,500
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	5,000	4,743
Credit Agricole Home Loan SFH SA	1.625%	5/31/30	EUR	9,000	9,203
Credit Agricole Home Loan SFH SA	3.000%	12/1/30	EUR	12,500	13,688
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	18,900	18,651
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	10,100	9,014
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	10,300	10,104
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	9,900	8,925
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	2,500	2,231
Credit Agricole Public Sector SCF SA	3.750%	7/13/26	EUR	2,500	2,772
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	13,970	14,521
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	20,257	21,019
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	5,000	4,907
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	6,900	6,862
Credit Agricole SA	3.125%	2/5/26	EUR	2,100	2,295
Credit Agricole SA	1.875%	12/20/26	EUR	5,000	5,320
Credit Agricole SA	2.625%	3/17/27	EUR	9,771	10,517
Credit Agricole SA	1.375%	5/3/27	EUR	20,500	21,529
Credit Agricole SA	0.514%	7/6/27	JPY	1,100,000	7,165
Credit Agricole SA	5.750%	11/29/27	GBP	3,000	3,893
Credit Agricole SA	0.375%	4/20/28	EUR	6,200	6,127
Credit Agricole SA	0.983%	1/26/29	JPY	900,000	5,905
Credit Agricole SA	1.750%	3/5/29	EUR	11,000	11,220
Credit Agricole SA	2.000%	3/25/29	EUR	6,600	6,762
Credit Agricole SA	1.000%	7/3/29	EUR	7,700	7,621
Credit Agricole SA	2.500%	8/29/29	EUR	12,000	12,693
Credit Agricole SA	0.500%	9/21/29	EUR	11,400	11,162
Credit Agricole SA	4.875%	10/23/29	GBP	2,000	2,560
Credit Agricole SA	3.875%	4/20/31	EUR	4,000	4,493
Credit Agricole SA	0.875%	1/14/32	EUR	3,600	3,254
Credit Agricole SA	4.000%	1/18/33	EUR	3,000	3,405
Credit Agricole SA	4.375%	11/27/33	EUR	5,000	5,725
Credit Agricole SA	2.500%	4/22/34	EUR	12,000	11,864
Credit Agricole SA	3.875%	11/28/34	EUR	14,000	15,740
Credit Agricole SA	4.125%	2/26/36	EUR	5,000	5,622
Credit Agricole SA	4.375%	4/15/36	EUR	5,000	5,501
Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	6,000	6,200
Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	10,100	9,871
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	9,700	10,626
Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,200	1,190
Credit Mutuel Arkea SA	0.750%	1/18/30	EUR	15,000	14,339
Credit Mutuel Arkea SA	3.375%	3/11/31	EUR	8,000	8,481
Credit Mutuel Arkea SA	0.875%	10/25/31	EUR	4,300	3,891
Credit Mutuel Arkea SA	0.875%	3/11/33	EUR	5,000	4,420
Credit Mutuel Arkea SA	4.125%	2/1/34	EUR	8,000	9,130
Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	2,500	2,653
Credit Mutuel Home Loan SFH SA	0.875%	4/7/26	EUR	316	336

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Mutuel Home Loan SFH SA	0.625%	3/4/27	EUR	26,500	27,536
Credit Mutuel Home Loan SFH SA	3.125%	6/22/27	EUR	24,000	26,362
Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	6,200	6,394
Credit Mutuel Home Loan SFH SA	1.000%	4/30/28	EUR	22,500	23,080
Credit Mutuel Home Loan SFH SA	0.010%	7/20/28	EUR	10,800	10,629
Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	2,900	2,933
Credit Mutuel Home Loan SFH SA	3.000%	2/3/31	EUR	20,500	22,483
Danone SA	0.000%	12/1/25	EUR	5,000	5,281
Danone SA	0.571%	3/17/27	EUR	9,000	9,335
Danone SA	0.395%	6/10/29	EUR	700	681
Danone SA	3.706%	11/13/29	EUR	500	560
Danone SA	3.481%	5/3/30	EUR	4,600	5,095
Danone SA	0.520%	11/9/30	EUR	4,000	3,750
Danone SA	3.470%	5/22/31	EUR	5,400	5,984
Dassault Systemes SE	0.125%	9/16/26	EUR	2,500	2,583
Dassault Systemes SE	0.375%	9/16/29	EUR	5,000	4,796
Edenred SE	1.375%	6/18/29	EUR	3,000	3,046
Electricite de France SA	4.000%	11/12/25	EUR	6,200	6,826
Electricite de France SA	1.000%	10/13/26	EUR	8,000	8,384
Electricite de France SA	4.125%	3/25/27	EUR	1,600	1,790
Electricite de France SA	4.375%	10/12/29	EUR	13,500	15,379
Electricite de France SA	4.625%	4/26/30	EUR	10,000	11,580
Electricite de France SA	2.000%	10/2/30	EUR	1,000	1,011
Electricite de France SA	5.875%	7/18/31	GBP	1,512	1,975
Electricite de France SA	4.250%	1/25/32	EUR	2,500	2,816
Electricite de France SA	1.000%	11/29/33	EUR	9,900	8,632
Electricite de France SA	6.125%	6/2/34	GBP	13,050	16,932
Electricite de France SA	4.750%	10/12/34	EUR	6,800	7,951
Electricite de France SA	5.500%	1/25/35	GBP	700	863
Electricite de France SA	1.875%	10/13/36	EUR	12,800	11,249
Electricite de France SA	5.500%	3/27/37	GBP	6,800	8,257
Electricite de France SA	4.500%	11/12/40	EUR	2,000	2,301
Electricite de France SA	5.500%	10/17/41	GBP	9,600	11,270
Electricite de France SA	4.625%	1/25/43	EUR	9,000	10,092
Electricite de France SA	2.000%	12/9/49	EUR	7,700	5,402
Electricite de France SA	5.125%	9/22/50	GBP	3,150	3,399
Electricite de France SA	6.000%	1/23/14	GBP	5,900	6,750
Engie SA	1.000%	3/13/26	EUR	1,500	1,593
Engie SA	2.375%	5/19/26	EUR	100	108
Engie SA	0.375%	6/11/27	EUR	8,200	8,369
Engie SA	1.500%	3/27/28	EUR	5,000	5,181
Engie SA	1.750%	3/27/28	EUR	8,500	8,859
Engie SA	1.375%	6/22/28	EUR	12,000	12,332
Engie SA	7.000%	10/30/28	GBP	6,950	9,587
Engie SA	3.500%	9/27/29	EUR	14,600	16,094
Engie SA	0.375%	10/26/29	EUR	1,000	950
Engie SA	3.625%	1/11/30	EUR	3,500	3,877
Engie SA	2.125%	3/30/32	EUR	6,400	6,391
Engie SA	1.875%	9/19/33	EUR	2,700	2,591
Engie SA	4.000%	1/11/35	EUR	6,300	7,038
Engie SA	1.500%	3/13/35	EUR	7,900	6,982
Engie SA	1.000%	10/26/36	EUR	3,500	2,827
Engie SA	2.000%	9/28/37	EUR	4,100	3,630
Engie SA	1.375%	6/21/39	EUR	5,200	4,001
Engie SA	1.250%	10/24/41	EUR	4,400	3,146
Engie SA	4.500%	9/6/42	EUR	14,100	16,077
Engie SA	4.250%	1/11/43	EUR	2,000	2,212
Engie SA	5.625%	4/3/53	GBP	4,000	4,868
Engie SA	5.000%	10/1/60	GBP	4,500	4,952
Engie SA	5.950%	3/16/11	EUR	1,547	2,087
Engie SA	1.500%	Perpetual	EUR	5,500	5,453
Engie SA	1.875%	Perpetual	EUR	7,000	6,599
EssilorLuxottica SA	0.500%	6/5/28	EUR	9,800	9,839
Gecina SA	1.375%	1/26/28	EUR	800	825
Gecina SA	1.000%	1/30/29	EUR	1,200	1,199
Gecina SA	1.625%	3/14/30	EUR	4,000	4,012
Gecina SA	2.000%	6/30/32	EUR	5,600	5,507
Gecina SA	0.875%	1/25/33	EUR	3,600	3,201
Gecina SA	0.875%	6/30/36	EUR	4,200	3,363
GELF Bond Issuer I SA	1.625%	10/20/26	EUR	1,000	1,052

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	2,096	2,028
Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/29	EUR	2,300	2,530
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	EUR	3,400	3,104
Groupe VYV	1.625%	7/2/29	EUR	2,000	1,988
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	7,500	7,792
Holding d'Infrastructures de Transport SASU	1.625%	9/18/29	EUR	3,000	2,995
Holding d'Infrastructures de Transport SASU	1.475%	1/18/31	EUR	8,100	7,716
HSBC Continental Europe SA	0.100%	9/3/27	EUR	5,000	5,040
ICADE	1.125%	11/17/25	EUR	5,600	5,972
ICADE	1.625%	2/28/28	EUR	300	306
ICADE	1.000%	1/19/30	EUR	1,800	1,699
ICADE	0.625%	1/18/31	EUR	5,100	4,537
Imerys SA	1.500%	1/15/27	EUR	5,500	5,776
Imerys SA	1.000%	7/15/31	EUR	500	450
Indigo Group SAS	1.625%	4/19/28	EUR	100	103
In'li SA	1.125%	7/2/29	EUR	900	878
JCDecaux SE	2.625%	4/24/28	EUR	2,500	2,669
JCDecaux SE	5.000%	1/11/29	EUR	1,500	1,721
JCDecaux SE	1.625%	2/7/30	EUR	3,100	3,045
Kering SA	1.250%	5/10/26	EUR	4,700	4,986
Kering SA	3.250%	2/27/29	EUR	11,000	12,034
Kering SA	3.625%	9/5/31	EUR	23,000	25,216
Kering SA	3.375%	2/27/33	EUR	9,000	9,567
Kering SA	3.625%	3/11/36	EUR	2,500	2,674
Klepierre SA	1.375%	2/16/27	EUR	5,500	5,790
Klepierre SA	2.000%	5/12/29	EUR	2,500	2,579
Klepierre SA	0.625%	7/1/30	EUR	8,200	7,642
Klepierre SA	0.875%	2/17/31	EUR	2,100	1,952
Klepierre SA	1.250%	9/29/31	EUR	100	93
Klepierre SA	1.625%	12/13/32	EUR	3,500	3,315
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	6,150	6,359
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	4,500	4,623
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	2,500	2,552
La Banque Postale Home Loan SFH SA	3.125%	2/19/29	EUR	19,600	21,615
La Banque Postale Home Loan SFH SA	0.010%	10/22/29	EUR	27,000	25,636
La Banque Postale SA	3.000%	6/9/28	EUR	4,000	4,305
La Banque Postale SA	2.000%	7/13/28	EUR	4,800	4,970
La Banque Postale SA	1.375%	4/24/29	EUR	1,800	1,790
La Banque Postale SA	3.500%	6/13/30	EUR	8,500	9,315
La Banque Postale SA	0.875%	1/26/31	EUR	2,700	2,851
La Banque Postale SA	0.750%	6/23/31	EUR	10,000	9,015
La Banque Postale SA	0.750%	8/2/32	EUR	3,500	3,520
La Banque Postale SA	5.500%	3/5/34	EUR	2,500	2,853
La Poste SA	0.625%	10/21/26	EUR	4,800	4,989
La Poste SA	0.375%	9/17/27	EUR	9,700	9,803
La Poste SA	1.450%	11/30/28	EUR	1,100	1,121
La Poste SA	0.000%	7/18/29	EUR	5,800	5,444
La Poste SA	1.375%	4/21/32	EUR	22,800	21,550
Legrand SA	3.500%	5/29/29	EUR	5,000	5,564
Legrand SA	0.750%	5/20/30	EUR	8,500	8,208
Legrand SA	0.375%	10/6/31	EUR	800	726
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/26	EUR	9,300	9,762
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	7,600	9,061
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	5,000	5,000
LVMH Moet Hennessy Louis Vuitton SE	3.250%	9/7/29	EUR	6,000	6,636
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	7,400	6,946
LVMH Moet Hennessy Louis Vuitton SE	3.500%	9/7/33	EUR	29,000	32,337
Mercialys SA	1.800%	2/27/26	EUR	2,000	2,125
Mercialys SA	2.500%	2/28/29	EUR	1,600	1,664
MMS USA Holdings Inc.	1.250%	6/13/28	EUR	12,100	12,358
MMS USA Holdings Inc.	1.750%	6/13/31	EUR	3,300	3,280
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal	2.125%	6/21/52	EUR	1,500	1,341
Nerval SAS	2.875%	4/14/32	EUR	3,100	3,145
Orange SA	5.250%	12/5/25	GBP	674	871
Orange SA	0.000%	6/29/26	EUR	5,000	5,191
Orange SA	0.000%	9/4/26	EUR	3,000	3,098
Orange SA	0.875%	2/3/27	EUR	600	626
Orange SA	1.250%	7/7/27	EUR	4,000	4,186
Orange SA	1.375%	3/20/28	EUR	17,800	18,448
Orange SA	8.125%	11/20/28	GBP	3,184	4,572

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Orange SA	2.000%	1/15/29	EUR	200	210
Orange SA	1.375%	1/16/30	EUR	16,300	16,430
Orange SA	1.875%	9/12/30	EUR	19,400	19,827
Orange SA	3.625%	11/16/31	EUR	15,000	16,779
Orange SA	3.250%	1/15/32	GBP	12,000	13,768
Orange SA	1.625%	4/7/32	EUR	7,300	7,147
Orange SA	2.375%	5/18/32	EUR	5,000	5,138
Orange SA	0.500%	9/4/32	EUR	5,500	4,883
Orange SA	8.125%	1/28/33	EUR	238	350
Orange SA	0.625%	12/16/33	EUR	9,500	8,178
Orange SA	5.625%	1/23/34	GBP	1,900	2,510
Orange SA	0.750%	6/29/34	EUR	2,000	1,721
Orange SA	1.375%	Perpetual	EUR	1,600	1,552
Orange SA	1.750%	Perpetual	EUR	3,200	3,214
Orange SA	5.000%	Perpetual	EUR	6,529	7,281
Orange SA	5.375%	Perpetual	EUR	4,000	4,603
Orano SA	3.375%	4/23/26	EUR	18,000	19,571
Pernod Ricard SA	3.250%	11/2/28	EUR	3,000	3,283
Pernod Ricard SA	1.375%	4/7/29	EUR	6,400	6,470
Pernod Ricard SA	0.125%	10/4/29	EUR	10,000	9,439
Pernod Ricard SA	1.750%	4/8/30	EUR	2,600	2,631
Pernod Ricard SA	0.875%	10/24/31	EUR	5,000	4,630
Pernod Ricard SA	3.750%	9/15/33	EUR	3,000	3,302
Pernod Ricard SA	3.625%	5/7/34	EUR	8,000	8,683
Praemia Healthcare SACA	0.875%	11/4/29	EUR	8,400	7,959
PSA Tresorerie GIE	6.000%	9/19/33	EUR	3,926	4,896
RCI Banque SA	1.750%	4/10/26	EUR	7,110	7,568
RCI Banque SA	1.625%	5/26/26	EUR	3,634	3,856
RCI Banque SA	4.500%	4/6/27	EUR	5,000	5,590
RCI Banque SA	4.875%	6/14/28	EUR	7,000	7,974
RCI Banque SA	4.875%	10/2/29	EUR	24,000	27,561
RCI Banque SA	4.125%	4/4/31	EUR	5,000	5,502
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	6,400	6,876
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	15,900	15,901
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	1,000	1,072
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	2,500	2,474
RTE Reseau de Transport d'Electricite SADIR	0.750%	1/12/34	EUR	5,000	4,318
RTE Reseau de Transport d'Electricite SADIR	3.750%	7/4/35	EUR	13,200	14,647
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	2,900	2,692
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	5,000	4,474
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	8,800	6,623
Safran SA	0.125%	3/16/26	EUR	1,800	1,886
SANEF SA	0.950%	10/19/28	EUR	1,000	1,005
SCOR SE	3.000%	6/8/46	EUR	9,000	9,653
SCOR SE	3.625%	5/27/48	EUR	3,600	3,876
SCOR SE	1.375%	9/17/51	EUR	3,300	2,950
Societe Fonciere Lyonnaise SA	1.500%	6/5/27	EUR	3,000	3,124
Societe Fonciere Lyonnaise SA	0.500%	4/21/28	EUR	1,900	1,898
Societe Generale SA	0.125%	11/17/26	EUR	19,000	20,059
Societe Generale SA	0.750%	1/25/27	EUR	11,500	11,871
Societe Generale SA	0.847%	5/26/27	JPY	1,000,000	6,418
Societe Generale SA	4.125%	6/2/27	EUR	5,000	5,592
Societe Generale SA	0.250%	7/8/27	EUR	4,500	4,551
Societe Generale SA	1.250%	12/7/27	GBP	5,300	6,075
Societe Generale SA	2.125%	9/27/28	EUR	7,400	7,657
Societe Generale SA	4.125%	11/21/28	EUR	10,000	11,284
Societe Generale SA	1.750%	3/22/29	EUR	5,500	5,548
Societe Generale SA	0.500%	6/12/29	EUR	16,900	16,512
Societe Generale SA	1.250%	6/12/30	EUR	4,000	3,826
Societe Generale SA	1.000%	11/24/30	EUR	10,000	10,559
Societe Generale SA	4.250%	12/6/30	EUR	17,000	18,898
Societe Generale SA	1.125%	6/30/31	EUR	2,500	2,601
Societe Generale SA	5.750%	1/22/32	GBP	8,000	10,139
Societe Generale SA	4.250%	11/16/32	EUR	4,000	4,592
Societe Generale SA	6.250%	6/22/33	GBP	2,500	3,357
Societe Generale SFH SA	0.500%	1/28/26	EUR	5,500	5,833
Societe Generale SFH SA	3.625%	7/31/26	EUR	27,800	30,766
Societe Generale SFH SA	0.750%	1/19/28	EUR	5,000	5,121
Societe Generale SFH SA	1.375%	5/5/28	EUR	12,500	13,002
Societe Generale SFH SA	0.125%	2/2/29	EUR	25,100	24,479

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Societe Generale SFH SA	0.010%	2/11/30	EUR	1,800	1,696
Societe Generale SFH SA	0.010%	2/5/31	EUR	40,500	36,981
Sodexo SA	2.500%	6/24/26	EUR	217	235
Sodexo SA	0.750%	4/14/27	EUR	4,086	4,229
Sodexo SA	1.750%	6/26/28	GBP	3,910	4,477
Sodexo SA	1.000%	4/27/29	EUR	3,300	3,278
Sogecap SA	6.500%	5/16/44	EUR	3,700	4,450
Suez SACA	2.375%	5/24/30	EUR	2,000	2,050
Suez SACA	5.000%	11/3/32	EUR	1,400	1,648
Suez SACA	2.875%	5/24/34	EUR	9,100	9,164
Suez SACA	6.625%	10/5/43	GBP	6,500	8,862
TDF Infrastructure SASU	2.500%	4/7/26	EUR	400	431
TDF Infrastructure SASU	1.750%	12/1/29	EUR	7,200	7,025
Teleperformance SE	5.250%	11/22/28	EUR	3,000	3,404
Terega SA	0.875%	9/17/30	EUR	2,500	2,337
Terega SASU	0.625%	2/27/28	EUR	1,000	993
Thales SA	0.000%	3/26/26	EUR	3,000	3,132
Thales SA	4.250%	10/18/31	EUR	5,000	5,711
Tikehau Capital SCA	6.625%	3/14/30	EUR	3,000	3,625
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	7,700	8,051
TotalEnergies Capital International SA	2.875%	11/19/25	EUR	4,000	4,353
TotalEnergies Capital International SA	2.500%	3/25/26	EUR	2,200	2,383
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	7,000	7,383
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	11,000	11,087
TotalEnergies Capital International SA	1.491%	9/4/30	EUR	500	496
TotalEnergies Capital International SA	0.952%	5/18/31	EUR	3,000	2,824
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	5,200	5,212
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	6,000	4,933
TotalEnergies SE	1.625%	Perpetual	EUR	8,684	8,824
TotalEnergies SE	2.000%	Perpetual	EUR	4,691	4,554
TotalEnergies SE	2.125%	Perpetual	EUR	7,781	7,272
TotalEnergies SE	3.250%	Perpetual	EUR	2,000	1,934
TotalEnergies SE	3.369%	Perpetual	EUR	3,550	3,838
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	213	227
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	100	108
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,700	1,772
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	14,800	15,180
Unibail-Rodamco-Westfield SE	0.750%	10/25/28	EUR	2,100	2,069
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	100	101
Unibail-Rodamco-Westfield SE	2.625%	4/9/30	EUR	3,000	3,191
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	4,685	4,573
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	11,000	10,827
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	7,200	6,682
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	9,200	8,184
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,400	1,345
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	800	719
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	7,187	6,454
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	400	353
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	2,000	1,360
Unibail-Rodamco-Westfield SE	2.875%	Perpetual	EUR	3,500	3,727
Unibail-Rodamco-Westfield SE	7.250%	Perpetual	EUR	2,000	2,354
Veolia Environnement SA	0.000%	6/9/26	EUR	1,000	1,040
Veolia Environnement SA	4.625%	3/30/27	EUR	4,900	5,539
Veolia Environnement SA	1.250%	4/2/27	EUR	9,800	10,246
Veolia Environnement SA	1.590%	1/10/28	EUR	3,100	3,224
Veolia Environnement SA	1.250%	4/15/28	EUR	4,900	5,037
Veolia Environnement SA	0.927%	1/4/29	EUR	2,500	2,504
Veolia Environnement SA	1.500%	4/3/29	EUR	1,100	1,122
Veolia Environnement SA	1.940%	1/7/30	EUR	16,800	17,208
Veolia Environnement SA	1.625%	9/17/30	EUR	200	199
Veolia Environnement SA	5.375%	12/2/30	GBP	500	649
Veolia Environnement SA	0.800%	1/15/32	EUR	5,000	4,545
Veolia Environnement SA	6.125%	11/25/33	EUR	2,136	2,812
Veolia Environnement SA	1.625%	Perpetual	EUR	4,100	4,293
Verallia SA	1.625%	5/14/28	EUR	5,000	5,107
Vinci SA	2.250%	3/15/27	GBP	500	608
Vinci SA	0.000%	11/27/28	EUR	2,000	1,943
Vinci SA	1.625%	1/18/29	EUR	15,000	15,436
Vinci SA	1.750%	9/26/30	EUR	9,400	9,474
Vinci SA	0.500%	1/9/32	EUR	5,800	5,197

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vinci SA	2.750%	9/15/34	GBP	4,400	4,673
Vivendi SE	1.125%	12/11/28	EUR	2,700	2,887
Wendel SE	1.000%	6/1/31	EUR	3,200	2,985
Westfield America Management Ltd.	2.625%	3/30/29	GBP	3,400	3,900
					4,089,901
Germany (2.5%)
Aareal Bank AG	0.250%	11/23/27	EUR	1,000	984
Aareal Bank AG	0.010%	2/1/28	EUR	18,800	18,665
Aareal Bank AG	0.750%	4/18/28	EUR	2,000	1,972
Aareal Bank AG	0.010%	9/15/28	EUR	11,900	11,609
Allianz Finance II BV	0.875%	1/15/26	EUR	1,000	1,065
Allianz Finance II BV	3.000%	3/13/28	EUR	1,400	1,543
Allianz Finance II BV	0.500%	1/14/31	EUR	6,200	5,817
Allianz Finance II BV	4.500%	3/13/43	GBP	3,500	4,079
Allianz SE	4.597%	9/7/38	EUR	9,000	10,111
Allianz SE	1.301%	9/25/49	EUR	4,100	3,974
Allianz SE	2.121%	7/8/50	EUR	10,000	9,955
Allianz SE	4.252%	7/5/52	EUR	7,100	7,838
Allianz SE	5.824%	7/25/53	EUR	9,900	12,021
Amprion GmbH	3.450%	9/22/27	EUR	8,000	8,814
Amprion GmbH	3.971%	9/22/32	EUR	8,000	8,988
Amprion GmbH	0.625%	9/23/33	EUR	10,100	8,573
Amprion GmbH	4.125%	9/7/34	EUR	5,000	5,675
Aroundtown SA	1.500%	5/28/26	EUR	5,900	6,198
Aroundtown SA	0.000%	7/16/26	EUR	2,400	2,462
Aroundtown SA	0.375%	4/15/27	EUR	11,400	11,426
Aroundtown SA	1.450%	7/9/28	EUR	3,000	3,003
Aroundtown SA	3.000%	10/16/29	GBP	5,017	5,514
Aroundtown SA	3.625%	4/10/31	GBP	3,987	4,325
Aroundtown SA	1.625%	Perpetual	EUR	2,000	1,741
BASF SE	4.000%	3/8/29	EUR	3,000	3,383
BASF SE	1.500%	5/22/30	EUR	3,901	3,965
BASF SE	1.500%	3/17/31	EUR	10,200	10,004
BASF SE	0.875%	10/6/31	EUR	238	226
BASF SE	4.250%	3/8/32	EUR	10,000	11,443
BASF SE	1.450%	12/13/32	EUR	8,100	7,627
BASF SE	1.625%	11/15/37	EUR	746	643
Bausparkasse Schwaebisch Hall AG	2.000%	5/17/34	EUR	23,100	23,331
Bayer AG	0.750%	1/6/27	EUR	6,500	6,705
Bayer AG	0.375%	1/12/29	EUR	4,000	3,849
Bayer AG	1.125%	1/6/30	EUR	700	672
Bayer AG	0.625%	7/12/31	EUR	4,600	4,078
Bayer AG	1.375%	7/6/32	EUR	18,000	16,348
Bayer AG	4.625%	5/26/33	EUR	2,500	2,849
Bayer AG	1.000%	1/12/36	EUR	4,600	3,625
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	7,100	7,539
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	10,100	10,268
Bayerische Landesbank	0.625%	7/19/27	EUR	977	1,011
Bayerische Landesbank	4.375%	9/21/28	EUR	2,500	2,839
Bayerische Landesbank	3.000%	5/22/29	EUR	12,500	13,789
Bayerische Landesbank	0.200%	5/20/30	EUR	20,000	19,075
Bayerische Landesbank	0.050%	4/30/31	EUR	5,000	4,599
Bayerische Landesbank	1.000%	9/23/31	EUR	8,000	8,184
Berlin Hyp AG	3.000%	10/25/27	EUR	30,000	33,047
Berlin Hyp AG	0.010%	1/24/28	EUR	7,299	7,318
Berlin Hyp AG	0.010%	7/7/28	EUR	20,510	20,316
Berlin Hyp AG	0.375%	5/29/29	EUR	10,000	9,824
Berlin Hyp AG	0.500%	11/5/29	EUR	3,000	2,870
Berlin Hyp AG	0.125%	1/18/30	EUR	1,126	1,075
Berlin Hyp AG	0.250%	5/19/33	EUR	8,127	7,153
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	4,000	4,216
Bertelsmann SE & Co. KGaA	3.500%	5/29/29	EUR	7,900	8,695
BMW Canada Inc.	4.410%	2/10/27	CAD	1,200	876
BMW Finance NV	0.000%	1/11/26	EUR	16,635	17,515
BMW Finance NV	3.250%	11/22/26	EUR	3,000	3,287
BMW Finance NV	0.375%	1/14/27	EUR	3,174	3,270
BMW Finance NV	1.500%	2/6/29	EUR	12,227	12,539
BMW Finance NV	0.200%	1/11/33	EUR	2,545	2,167
BMW Finance NV	3.625%	5/22/35	EUR	3,000	3,300

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BMW US Capital LLC	3.375%	2/2/34	EUR	6,000	6,449
Clearstream Banking AG	0.000%	12/1/25	EUR	8,200	8,642
Commerzbank AG	1.000%	3/4/26	EUR	10,605	11,276
Commerzbank AG	2.875%	4/28/26	EUR	5,000	5,471
Commerzbank AG	0.500%	6/9/26	EUR	7,314	7,701
Commerzbank AG	0.500%	12/4/26	EUR	7,314	7,598
Commerzbank AG	0.125%	12/15/26	EUR	5,755	5,955
Commerzbank AG	0.875%	1/22/27	EUR	2,500	2,591
Commerzbank AG	0.625%	8/24/27	EUR	537	554
Commerzbank AG	3.000%	9/14/27	EUR	11,500	12,491
Commerzbank AG	4.625%	3/21/28	EUR	7,200	8,104
Commerzbank AG	3.375%	8/28/28	EUR	16,985	19,006
Commerzbank AG	3.125%	4/20/29	EUR	22,000	24,405
Commerzbank AG	2.625%	9/3/29	EUR	21,473	23,356
Commerzbank AG	5.125%	1/18/30	EUR	10,000	11,562
Commerzbank AG	0.010%	3/11/30	EUR	4,388	4,149
Commerzbank AG	2.750%	1/9/31	EUR	10,000	10,906
Commerzbank AG	4.625%	1/17/31	EUR	7,500	8,515
Commerzbank AG	3.125%	6/13/33	EUR	5,000	5,593
Commerzbank AG	1.250%	1/9/34	EUR	3,413	3,250
Commerzbank AG	3.000%	3/13/34	EUR	20,000	22,175
Commerzbank AG	4.875%	10/16/34	EUR	14,000	15,628
Continental AG	2.500%	8/27/26	EUR	6,500	6,990
Continental AG	3.625%	11/30/27	EUR	2,500	2,745
Covestro AG	0.875%	2/3/26	EUR	398	422
Covestro AG	1.375%	6/12/30	EUR	2,000	1,974
Daimler Truck Finance Canada Inc.	2.460%	12/15/26	CAD	1,504	1,052
Daimler Truck Finance Canada Inc.	5.220%	9/20/27	CAD	600	447
Daimler Truck International Finance BV	3.875%	6/19/26	EUR	5,000	5,507
Daimler Truck International Finance BV	1.625%	4/6/27	EUR	17,000	17,913
Daimler Truck International Finance BV	3.875%	6/19/29	EUR	4,000	4,480
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	2,500	2,580
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	300	310
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	1,907	2,373
Deutsche Bahn Finance GmbH	3.125%	7/24/26	GBP	125	157
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	6,740	6,975
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	249	255
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	6,706	7,324
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	1,390	1,361
Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	25	25
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	1,464	1,459
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	11,317	10,833
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	6,515	7,106
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	14,779	14,462
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	6,935	5,885
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	17,995	14,712
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	4,932	4,014
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	10,449	5,902
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	4,494	2,924
Deutsche Bank AG	2.625%	2/12/26	EUR	7,800	8,431
Deutsche Bank AG	1.625%	1/20/27	EUR	9,000	9,457
Deutsche Bank AG	0.750%	2/17/27	EUR	9,300	9,815
Deutsche Bank AG	1.750%	1/17/28	EUR	3,700	3,846
Deutsche Bank AG	1.875%	2/23/28	EUR	7,000	7,367
Deutsche Bank AG	3.250%	5/24/28	EUR	8,500	9,218
Deutsche Bank AG	0.250%	8/31/28	EUR	2,439	2,426
Deutsche Bank AG	5.375%	1/11/29	EUR	2,000	2,301
Deutsche Bank AG	3.375%	3/13/29	EUR	12,200	13,639
Deutsche Bank AG	3.750%	1/15/30	EUR	8,000	8,870
Deutsche Bank AG	4.125%	4/4/30	EUR	10,000	11,069
Deutsche Bank AG	1.750%	11/19/30	EUR	14,000	13,843
Deutsche Bank AG	6.125%	12/12/30	GBP	3,600	4,714
Deutsche Bank AG	5.625%	5/19/31	EUR	7,000	7,771
Deutsche Bank AG	1.375%	2/17/32	EUR	16,500	15,529
Deutsche Bank AG	4.000%	6/24/32	EUR	9,400	10,195
Deutsche Bank AG	2.500%	9/20/32	EUR	10,000	10,691
Deutsche Boerse AG	0.000%	2/22/26	EUR	8,700	9,116
Deutsche Boerse AG	1.125%	3/26/28	EUR	1,876	1,950
Deutsche Boerse AG	1.500%	4/4/32	EUR	4,800	4,665
Deutsche Boerse AG	3.875%	9/28/33	EUR	6,000	6,821

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	900	933
Deutsche Lufthansa AG	3.000%	5/29/26	EUR	5,000	5,415
Deutsche Lufthansa AG	2.875%	5/16/27	EUR	26,500	28,426
Deutsche Lufthansa AG	3.750%	2/11/28	EUR	8,000	8,763
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	23,300	23,838
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	2,975	3,179
Deutsche Post AG	1.250%	4/1/26	EUR	4,000	4,264
Deutsche Post AG	0.375%	5/20/26	EUR	13,302	13,957
Deutsche Post AG	1.625%	12/5/28	EUR	18,735	19,581
Deutsche Post AG	0.750%	5/20/29	EUR	1,818	1,835
Deutsche Post AG	3.375%	7/3/33	EUR	5,000	5,555
Deutsche Telekom AG	0.500%	7/5/27	EUR	12,348	12,710
Deutsche Telekom AG	1.750%	3/25/31	EUR	2,500	2,527
Deutsche Telekom AG	3.125%	2/6/34	GBP	766	847
Deutsche Telekom AG	1.375%	7/5/34	EUR	1,710	1,588
Deutsche Telekom AG	2.250%	3/29/39	EUR	2,073	1,966
Deutsche Telekom AG	1.750%	12/9/49	EUR	4,007	3,108
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	18,960	20,320
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	2,522	2,679
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	3,851	4,070
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	25	28
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	9,950	10,379
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	4,439	6,565
Deutsche Telekom International Finance BV	2.250%	4/13/29	GBP	2,132	2,493
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	8,242	8,592
Deutsche Telekom International Finance BV	7.625%	6/15/30	GBP	498	725
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	1,185	1,681
Deutsche Wohnen SE	1.500%	4/30/30	EUR	4,000	3,905
DZ HYP AG	0.500%	11/13/25	EUR	7,802	8,307
DZ HYP AG	0.750%	2/2/26	EUR	5,000	5,314
DZ HYP AG	0.375%	3/31/26	EUR	3,023	3,189
DZ HYP AG	0.100%	8/31/26	EUR	500	520
DZ HYP AG	0.500%	9/30/26	EUR	4,876	5,104
DZ HYP AG	0.500%	4/1/27	EUR	2,500	2,588
DZ HYP AG	0.750%	6/30/27	EUR	586	608
DZ HYP AG	0.625%	8/30/27	EUR	5,000	5,156
DZ HYP AG	0.875%	3/22/28	EUR	10,755	11,055
DZ HYP AG	0.010%	6/23/28	EUR	55,000	54,509
DZ HYP AG	0.010%	10/27/28	EUR	9,000	8,832
DZ HYP AG	0.875%	1/30/29	EUR	4,876	4,931
DZ HYP AG	0.050%	6/29/29	EUR	4,876	4,709
DZ HYP AG	0.875%	1/18/30	EUR	6,100	6,069
DZ HYP AG	0.010%	3/29/30	EUR	17,269	16,318
DZ HYP AG	0.010%	11/15/30	EUR	10,000	9,277
DZ HYP AG	0.875%	4/17/34	EUR	4,876	4,461
DZ HYP AG	0.375%	11/10/34	EUR	5,000	4,283
E.ON International Finance BV	1.625%	5/30/26	EUR	6,242	6,691
E.ON International Finance BV	1.250%	10/19/27	EUR	5,463	5,696
E.ON International Finance BV	6.250%	6/3/30	GBP	10,434	14,125
E.ON International Finance BV	6.375%	6/7/32	GBP	3,073	4,185
E.ON International Finance BV	4.750%	1/31/34	GBP	2,800	3,397
E.ON International Finance BV	5.875%	10/30/37	GBP	5,600	7,314
E.ON International Finance BV	6.750%	1/27/39	GBP	400	563
E.ON International Finance BV	6.125%	7/6/39	GBP	1,500	2,000
E.ON SE	0.250%	10/24/26	EUR	1,851	1,921
E.ON SE	0.375%	9/29/27	EUR	10,439	10,668
E.ON SE	3.500%	1/12/28	EUR	7,000	7,772
E.ON SE	0.750%	2/20/28	EUR	4,526	4,637
E.ON SE	3.750%	3/1/29	EUR	27,000	30,312
E.ON SE	1.625%	5/22/29	EUR	9,984	10,308
E.ON SE	1.625%	3/29/31	EUR	10,782	10,687
E.ON SE	0.625%	11/7/31	EUR	6,436	5,885
E.ON SE	3.500%	3/25/32	EUR	4,000	4,405
E.ON SE	0.875%	10/18/34	EUR	2,875	2,489
E.ON SE	3.875%	1/12/35	EUR	11,500	12,895
E.ON SE	3.750%	1/15/36	EUR	4,000	4,419
E.ON SE	3.500%	10/26/37	EUR	6,500	6,930
E.ON SE	4.125%	3/25/44	EUR	1,000	1,111
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	7,600	7,793
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	5,300	5,592

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
EnBW Energie Baden-Wuerttemberg AG	1.375%	8/31/81	EUR	4,000	3,962
EnBW International Finance BV	2.500%	6/4/26	EUR	5,560	6,024
EnBW International Finance BV	0.250%	10/19/30	EUR	6,881	6,378
EnBW International Finance BV	0.500%	3/1/33	EUR	5,650	4,869
EnBW International Finance BV	4.300%	5/23/34	EUR	10,700	12,266
EnBW International Finance BV	4.000%	1/24/35	EUR	8,000	8,951
EnBW International Finance BV	6.125%	7/7/39	EUR	2,090	2,829
Eurogrid GmbH	1.500%	4/18/28	EUR	10,800	11,180
Eurogrid GmbH	3.598%	2/1/29	EUR	6,000	6,632
Eurogrid GmbH	3.722%	4/27/30	EUR	10,700	11,849
Eurogrid GmbH	1.113%	5/15/32	EUR	4,000	3,681
Eurogrid GmbH	0.741%	4/21/33	EUR	5,400	4,695
Eurogrid GmbH	3.915%	2/1/34	EUR	11,000	12,260
EWE AG	0.250%	6/8/28	EUR	5,000	4,923
EWE AG	0.375%	10/22/32	EUR	9,038	7,663
Fresenius Finance Ireland plc	2.125%	2/1/27	EUR	5,000	5,359
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	5,635	5,544
Fresenius Finance Ireland plc	0.875%	10/1/31	EUR	7,000	6,364
Fresenius Finance Ireland plc	3.000%	1/30/32	EUR	2,710	2,868
Fresenius Medical Care AG	1.500%	5/29/30	EUR	2,276	2,230
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	4,876	5,128
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	5,608	5,691
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	3,352	3,653
Fresenius SE & Co. KGaA	5.000%	11/28/29	EUR	5,900	6,891
Grand City Properties Finance Sarl	6.125%	Perpetual	EUR	2,000	2,025
Grand City Properties SA	0.125%	1/11/28	EUR	4,400	4,285
Grand City Properties SA	1.500%	Perpetual	EUR	500	479
Hamburg Commercial Bank AG	0.375%	3/9/26	EUR	3,300	3,448
Hamburg Commercial Bank AG	0.010%	1/19/27	EUR	2,700	2,760
Hamburg Commercial Bank AG	3.375%	2/1/28	EUR	2,008	2,220
Hannover Rueck SE	1.750%	10/8/40	EUR	10,100	9,864
Hannover Rueck SE	5.875%	8/26/43	EUR	6,100	7,421
Heidelberg Materials AG	3.750%	5/31/32	EUR	8,000	8,788
Heidelberg Materials Finance Luxembourg SA	1.625%	4/7/26	EUR	3,755	4,017
Heidelberg Materials Finance Luxembourg SA	1.500%	6/14/27	EUR	100	105
Heidelberg Materials Finance Luxembourg SA	1.125%	12/1/27	EUR	8,373	8,647
Heidelberg Materials Finance Luxembourg SA	1.750%	4/24/28	EUR	2,200	2,299
Heidelberg Materials Finance Luxembourg SA	4.875%	11/21/33	EUR	8,000	9,422
Henkel AG & Co. KGaA	0.500%	11/17/32	EUR	2,500	2,267
HOCHTIEF AG	0.625%	4/26/29	EUR	4,998	4,851
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/28	EUR	2,900	2,839
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/33	EUR	3,600	3,131
Infineon Technologies AG	1.625%	6/24/29	EUR	4,200	4,287
Infineon Technologies AG	2.000%	6/24/32	EUR	1,800	1,778
ING-DiBa AG	0.250%	11/16/26	EUR	2,500	2,599
ING-DiBa AG	0.125%	5/23/27	EUR	17,500	17,904
ING-DiBa AG	2.750%	9/9/29	EUR	26,200	28,623
ING-DiBa AG	1.250%	10/9/33	EUR	6,000	5,722
ING-DiBa AG	1.000%	5/23/39	EUR	9,400	7,881
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	24,500	25,019
Landesbank Baden-Wuerttemberg	0.010%	7/16/27	EUR	1,580	1,606
Landesbank Baden-Wuerttemberg	2.625%	11/12/27	EUR	41,826	45,597
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	4,003	3,947
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	6,500	6,191
Landesbank Hessen-Thueringen Girozentrale	2.375%	9/21/26	EUR	15,000	16,272
Landesbank Hessen-Thueringen Girozentrale	0.625%	1/12/27	EUR	4,000	4,174
Landesbank Hessen-Thueringen Girozentrale	0.010%	7/19/27	EUR	22,500	22,873
Landesbank Hessen-Thueringen Girozentrale	3.500%	8/31/27	EUR	12,500	13,949
Landesbank Hessen-Thueringen Girozentrale	4.000%	2/4/30	EUR	5,000	5,636
Landesbank Hessen-Thueringen Girozentrale	0.500%	1/19/37	EUR	4,000	3,273
LANXESS AG	0.625%	12/1/29	EUR	6,600	6,130
LEG Immobilien SE	0.375%	1/17/26	EUR	2,300	2,421
LEG Immobilien SE	0.875%	11/28/27	EUR	4,500	4,594
LEG Immobilien SE	0.875%	1/17/29	EUR	4,600	4,490
LEG Immobilien SE	0.750%	6/30/31	EUR	3,000	2,689
LEG Immobilien SE	1.000%	11/19/32	EUR	1,700	1,480
LEG Immobilien SE	0.875%	3/30/33	EUR	2,300	1,969
LEG Immobilien SE	1.500%	1/17/34	EUR	4,900	4,333
Mercedes-Benz Finance Canada Inc.	5.120%	6/27/28	CAD	1,700	1,270
Mercedes-Benz Group AG	1.000%	11/15/27	EUR	4,740	4,881

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mercedes-Benz Group AG	1.375%	5/11/28	EUR	2,500	2,592
Mercedes-Benz Group AG	0.750%	2/8/30	EUR	9,388	9,031
Mercedes-Benz Group AG	2.375%	5/22/30	EUR	11,900	12,419
Mercedes-Benz Group AG	0.750%	9/10/30	EUR	2,439	2,317
Mercedes-Benz Group AG	2.000%	2/27/31	EUR	5,581	5,687
Mercedes-Benz Group AG	1.125%	11/6/31	EUR	4,876	4,601
Mercedes-Benz Group AG	0.750%	3/11/33	EUR	4,900	4,341
Mercedes-Benz Group AG	2.125%	7/3/37	EUR	1,818	1,704
Mercedes-Benz International Finance BV	1.000%	11/11/25	EUR	10,240	10,937
Mercedes-Benz International Finance BV	1.375%	6/26/26	EUR	17,484	18,536
Mercedes-Benz International Finance BV	2.000%	8/22/26	EUR	16,072	17,168
Mercedes-Benz International Finance BV	0.375%	11/8/26	EUR	7,314	7,555
Mercedes-Benz International Finance BV	1.500%	2/9/27	EUR	4,700	4,971
Mercedes-Benz International Finance BV	0.625%	5/6/27	EUR	7,314	7,527
Mercedes-Benz International Finance BV	3.700%	5/30/31	EUR	8,000	8,917
Mercedes-Benz International Finance BV	3.250%	1/10/32	EUR	6,800	7,347
Merck Financial Services GmbH	0.500%	7/16/28	EUR	4,000	3,992
Merck Financial Services GmbH	0.875%	7/5/31	EUR	200	189
Merck KGaA	1.625%	9/9/80	EUR	5,400	5,674
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	10,425	11,012
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	586	614
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	6,339	6,580
Muenchener Hypothekenbank eG	3.000%	8/4/27	EUR	25,000	27,534
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	7,314	7,518
Muenchener Hypothekenbank eG	0.500%	6/14/28	CHF	8,000	9,154
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	6,217	6,746
Muenchener Hypothekenbank eG	1.875%	8/25/32	EUR	32,000	32,791
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	4,535	3,801
Muenchener Hypothekenbank eG	0.010%	10/19/39	EUR	3,635	2,547
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	6,700	6,253
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.000%	5/26/42	EUR	10,100	8,999
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.250%	5/26/44	EUR	6,900	7,578
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,200	2,344
Norddeutsche Landesbank-Girozentrale	0.500%	6/29/26	EUR	25	26
Norddeutsche Landesbank-Girozentrale	0.010%	9/23/26	EUR	14,600	15,136
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	4,876	5,072
Norddeutsche Landesbank-Girozentrale	0.750%	3/5/29	EUR	39,655	39,813
Roadster Finance DAC	2.375%	12/8/32	EUR	100	101
Robert Bosch GmbH	4.000%	6/2/35	EUR	4,000	4,494
Robert Bosch GmbH	4.375%	6/2/43	EUR	16,700	19,137
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	500	538
RWE AG	2.125%	5/24/26	EUR	2,000	2,148
RWE AG	0.500%	11/26/28	EUR	8,695	8,596
RWE AG	1.000%	11/26/33	EUR	6,585	5,725
RWE AG	4.125%	2/13/35	EUR	3,000	3,359
Santander Consumer Bank AG	4.500%	6/30/26	EUR	5,000	5,561
SAP SE	0.125%	5/18/26	EUR	5,000	5,227
SAP SE	1.750%	2/22/27	EUR	3,000	3,199
SAP SE	1.250%	3/10/28	EUR	2,900	3,007
SAP SE	0.375%	5/18/29	EUR	6,900	6,745
SAP SE	1.625%	3/10/31	EUR	7,600	7,662
Sartorius Finance BV	4.500%	9/14/32	EUR	5,000	5,705
Sartorius Finance BV	4.875%	9/14/35	EUR	5,000	5,817
Siemens Energy Finance BV	4.000%	4/5/26	EUR	5,000	5,483
Siemens Energy Finance BV	4.250%	4/5/29	EUR	5,000	5,573
Siemens Financieringsmaatschappij NV	1.000%	9/6/27	EUR	1,000	1,042
Siemens Financieringsmaatschappij NV	0.900%	2/28/28	EUR	1,000	1,039
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	7,523	8,278
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	23,200	22,691
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	5,179	5,071
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	13,275	13,343
Siemens Financieringsmaatschappij NV	3.375%	8/24/31	EUR	7,000	7,784
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	3,800	3,494
Siemens Financieringsmaatschappij NV	3.000%	9/8/33	EUR	15,000	16,211
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	3,413	2,909
Siemens Financieringsmaatschappij NV	1.250%	2/25/35	EUR	7,600	6,839
Siemens Financieringsmaatschappij NV	3.375%	2/22/37	EUR	14,000	15,295
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	7,984	7,080
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	7,400	7,830
Siemens Financieringsmaatschappij NV	3.625%	2/22/44	EUR	3,000	3,260

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sirius Real Estate Ltd.	1.125%	6/22/26	EUR	100	104
Talanx AG	4.000%	10/25/29	EUR	1,500	1,691
Talanx AG	2.250%	12/5/47	EUR	13,800	14,343
Traton Finance Luxembourg SA	4.125%	11/22/25	EUR	27,000	29,618
Traton Finance Luxembourg SA	4.250%	5/16/28	EUR	5,000	5,573
Traton Finance Luxembourg SA	0.750%	3/24/29	EUR	8,000	7,719
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	4,600	4,131
UniCredit Bank GmbH	0.625%	11/20/25	EUR	10,400	11,075
UniCredit Bank GmbH	0.500%	5/4/26	EUR	125	132
UniCredit Bank GmbH	0.500%	2/23/27	EUR	27,000	28,003
UniCredit Bank GmbH	0.010%	11/19/27	EUR	10,000	10,048
UniCredit Bank GmbH	0.010%	9/15/28	EUR	7,545	7,420
UniCredit Bank GmbH	0.875%	1/11/29	EUR	6,192	6,263
UniCredit Bank GmbH	0.125%	11/22/29	EUR	7,000	6,686
UniCredit Bank GmbH	0.010%	6/24/30	EUR	6,242	5,855
UniCredit Bank GmbH	0.250%	1/15/32	EUR	9,508	8,692
UniCredit Bank GmbH	0.850%	5/22/34	EUR	17,363	15,787
Vier Gas Transport GmbH	0.125%	9/10/29	EUR	4,000	3,775
Vier Gas Transport GmbH	4.625%	9/26/32	EUR	5,000	5,824
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	634	677
Volkswagen Bank GmbH	4.250%	1/7/26	EUR	5,000	5,500
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	2,700	2,890
Volkswagen Bank GmbH	4.625%	5/3/31	EUR	11,000	12,385
Volkswagen Financial Services Australia Pty Ltd.	5.300%	2/9/27	AUD	5,000	3,270
Volkswagen Financial Services NV	3.250%	4/13/27	GBP	1,900	2,323
Volkswagen Financial Services NV	6.500%	9/18/27	GBP	2,500	3,295
Volkswagen Financial Services NV	2.125%	1/18/28	GBP	8,700	10,066
Volkswagen Financial Services NV	1.375%	9/14/28	GBP	4,300	4,755
Volkswagen Financial Services Overseas AG	2.250%	10/16/26	EUR	4,103	4,374
Volkswagen Financial Services Overseas AG	0.125%	2/12/27	EUR	16,000	16,247
Volkswagen Financial Services Overseas AG	0.875%	1/31/28	EUR	13,583	13,676
Volkswagen Financial Services Overseas AG	3.375%	4/6/28	EUR	7,838	8,546
Volkswagen Financial Services Overseas AG	0.375%	2/12/30	EUR	2,397	2,199
Volkswagen International Finance NV	4.125%	11/15/25	EUR	11,200	12,293
Volkswagen International Finance NV	3.875%	3/29/26	EUR	5,000	5,476
Volkswagen International Finance NV	3.375%	11/16/26	GBP	3,600	4,452
Volkswagen International Finance NV	1.875%	3/30/27	EUR	20,000	21,038
Volkswagen International Finance NV	3.750%	9/28/27	EUR	4,000	4,403
Volkswagen International Finance NV	2.625%	11/16/27	EUR	5,000	5,333
Volkswagen International Finance NV	4.250%	3/29/29	EUR	5,000	5,581
Volkswagen International Finance NV	3.250%	11/18/30	EUR	200	213
Volkswagen International Finance NV	1.250%	9/23/32	EUR	2,900	2,589
Volkswagen International Finance NV	3.300%	3/22/33	EUR	300	317
Volkswagen International Finance NV	4.125%	11/16/38	EUR	5,700	6,274
Volkswagen International Finance NV	1.500%	1/21/41	EUR	4,000	2,857
Volkswagen International Finance NV	3.500%	Perpetual	EUR	4,500	4,379
Volkswagen International Finance NV	3.748%	Perpetual	EUR	12,100	12,592
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	8,106
Volkswagen International Finance NV	3.875%	Perpetual	EUR	15,700	15,875
Volkswagen International Finance NV	4.375%	Perpetual	EUR	4,000	3,995
Volkswagen International Finance NV	4.625%	Perpetual	EUR	9,358	10,113
Volkswagen International Finance NV	4.625%	Perpetual	EUR	5,700	6,056
Volkswagen International Finance NV	7.875%	Perpetual	EUR	3,000	3,662
Volkswagen Leasing GmbH	0.250%	1/12/26	EUR	2,500	2,631
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	8,147	8,454
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	12,099	11,594
Volkswagen Leasing GmbH	0.625%	7/19/29	EUR	4,000	3,787
Vonovia SE	0.000%	12/1/25	EUR	7,000	7,364
Vonovia SE	1.375%	1/28/26	EUR	5,200	5,537
Vonovia SE	1.500%	3/22/26	EUR	7,600	8,083
Vonovia SE	1.500%	6/10/26	EUR	2,500	2,648
Vonovia SE	0.625%	7/9/26	EUR	8,000	8,371
Vonovia SE	1.750%	1/25/27	EUR	100	106
Vonovia SE	0.375%	6/16/27	EUR	3,500	3,555
Vonovia SE	0.625%	10/7/27	EUR	3,000	3,041
Vonovia SE	1.875%	6/28/28	EUR	10,400	10,790
Vonovia SE	0.250%	9/1/28	EUR	6,000	5,811
Vonovia SE	0.625%	12/14/29	EUR	11,300	10,717
Vonovia SE	2.250%	4/7/30	EUR	1,900	1,937
Vonovia SE	1.000%	7/9/30	EUR	2,800	2,638

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vonovia SE	5.000%	11/23/30	EUR	2,000	2,338
Vonovia SE	2.375%	3/25/32	EUR	5,100	5,049
Vonovia SE	0.750%	9/1/32	EUR	9,800	8,479
Vonovia SE	1.000%	6/16/33	EUR	9,400	8,077
Vonovia SE	4.250%	4/10/34	EUR	3,900	4,346
Vonovia SE	1.125%	9/14/34	EUR	10,000	8,395
Vonovia SE	2.750%	3/22/38	EUR	700	647
Vonovia SE	1.625%	10/7/39	EUR	1,400	1,074
Vonovia SE	1.000%	1/28/41	EUR	2,000	1,362
Vonovia SE	1.500%	6/14/41	EUR	2,000	1,465
VW Credit Canada Inc.	5.800%	11/17/25	CAD	3,000	2,176
VW Credit Canada Inc.	5.860%	11/15/27	CAD	2,000	1,507
VW Credit Canada Inc.	4.420%	8/20/29	CAD	2,000	1,446
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	3,500	3,496
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	4,900	4,565
					3,095,768
Hong Kong (0.0%)
Prudential Funding Asia plc	5.875%	5/11/29	GBP	1,541	2,040
Prudential Funding Asia plc	6.125%	12/19/31	GBP	2,322	3,081
					5,121
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	EUR	1,100	1,011
Ireland (0.1%)
AIB Group plc	2.250%	4/4/28	EUR	13,200	14,053
AIB Group plc	5.750%	2/16/29	EUR	6,300	7,371
AIB Group plc	4.625%	7/23/29	EUR	10,000	11,361
AIB Group plc	5.250%	10/23/31	EUR	10,000	11,847
Bank of Ireland Group plc	4.875%	7/16/28	EUR	9,000	10,226
Bank of Ireland Group plc	5.000%	7/4/31	EUR	5,000	5,852
Bank of Ireland Group plc	7.594%	12/6/32	GBP	1,000	1,338
Bank of Ireland Group plc	6.750%	3/1/33	EUR	4,260	4,993
Dell Bank International DAC	0.500%	10/27/26	EUR	12,500	13,019
Dell Bank International DAC	4.500%	10/18/27	EUR	5,000	5,649
ESB Finance DAC	2.125%	6/8/27	EUR	3,154	3,375
ESB Finance DAC	1.875%	6/14/31	EUR	8,037	8,019
ESB Finance DAC	4.000%	5/3/32	EUR	1,500	1,689
ESB Finance DAC	2.125%	11/5/33	EUR	3,429	3,355
ESB Finance DAC	3.750%	1/25/43	EUR	2,500	2,631
Freshwater Finance plc	4.607%	10/17/36	GBP	2,108	2,300
GAS Networks Ireland	1.375%	12/5/26	EUR	1,228	1,293
Kerry Group Financial Services Unltd Co.	3.375%	3/5/33	EUR	7,000	7,590
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	3,396	3,570
Smurfit Kappa Acquisitions ULC	2.875%	1/15/26	EUR	5,286	5,732
Smurfit Kappa Treasury ULC	1.500%	9/15/27	EUR	8,500	8,853
Smurfit Kappa Treasury ULC	1.000%	9/22/33	EUR	6,571	5,795
					139,911
Italy (0.8%)
2i Rete Gas SpA	1.750%	8/28/26	EUR	465	495
2i Rete Gas SpA	1.608%	10/31/27	EUR	3,234	3,368
2i Rete Gas SpA	0.579%	1/29/31	EUR	10,200	9,290
A2A SpA	1.000%	7/16/29	EUR	5,000	4,945
A2A SpA	0.625%	7/15/31	EUR	2,000	1,808
A2A SpA	0.625%	10/28/32	EUR	2,302	1,998
A2A SpA	1.000%	11/2/33	EUR	3,000	2,595
A2A SpA	4.375%	2/3/34	EUR	2,000	2,277
ACEA SpA	1.000%	10/24/26	EUR	3,063	3,209
ACEA SpA	1.500%	6/8/27	EUR	11,966	12,563
ACEA SpA	0.500%	4/6/29	EUR	16,904	16,394
ACEA SpA	0.250%	7/28/30	EUR	1,093	1,002
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	1,860	1,956
Aeroporti di Roma SpA	1.750%	7/30/31	EUR	6,863	6,601
ASTM SpA	1.625%	2/8/28	EUR	3,182	3,285
ASTM SpA	1.500%	1/25/30	EUR	10,707	10,472
ASTM SpA	2.375%	11/25/33	EUR	3,200	3,008
Autostrade per l'Italia SpA	2.000%	12/4/28	EUR	13,500	13,911
Autostrade per l'Italia SpA	1.875%	9/26/29	EUR	4,000	4,036
Autostrade per l'Italia SpA	2.000%	1/15/30	EUR	4,000	4,011
Autostrade per l'Italia SpA	4.750%	1/24/31	EUR	6,000	6,843

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Autostrade per l'Italia SpA	2.250%	1/25/32	EUR	9,000	8,744
Autostrade per l'Italia SpA	5.125%	6/14/33	EUR	4,000	4,643
Banca Monte dei Paschi di Siena SpA	2.125%	11/26/25	EUR	4,461	4,741
Banco BPM SpA	3.750%	6/27/28	EUR	7,500	8,379
Banco BPM SpA	4.875%	1/17/30	EUR	10,000	11,355
Banco BPM SpA	3.375%	1/24/30	EUR	18,300	20,247
BPER Banca SpA	3.750%	10/22/28	EUR	31,700	35,696
Coca-Cola HBC Finance BV	1.000%	5/14/27	EUR	5,000	5,188
Credit Agricole Italia SpA	0.625%	1/13/26	EUR	8,900	9,437
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	7,400	7,725
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	2,500	2,502
Credit Agricole Italia SpA	1.625%	3/21/29	EUR	1,000	1,033
Credit Agricole Italia SpA	3.500%	1/15/30	EUR	21,900	24,476
Credit Agricole Italia SpA	1.000%	9/30/31	EUR	14,100	13,494
Credit Agricole Italia SpA	3.500%	3/11/36	EUR	20,000	22,426
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	2,500	2,293
Credit Agricole Italia SpA	1.000%	1/17/45	EUR	300	215
Enel Finance International NV	1.375%	6/1/26	EUR	11,270	12,007
Enel Finance International NV	0.250%	6/17/27	EUR	3,000	3,049
Enel Finance International NV	1.000%	10/20/27	GBP	7,199	8,298
Enel Finance International NV	2.875%	4/11/29	GBP	5,300	6,233
Enel Finance International NV	0.625%	5/28/29	EUR	13,100	12,770
Enel Finance International NV	0.750%	6/17/30	EUR	30,800	29,259
Enel Finance International NV	4.000%	2/20/31	EUR	7,000	7,905
Enel Finance International NV	0.875%	9/28/34	EUR	3,100	2,612
Enel Finance International NV	1.125%	10/17/34	EUR	4,547	3,927
Enel Finance International NV	1.250%	1/17/35	EUR	3,000	2,612
Enel Finance International NV	3.875%	1/23/35	EUR	6,000	6,641
Enel Finance International NV	0.875%	6/17/36	EUR	2,786	2,232
Enel Finance International NV	5.750%	9/14/40	GBP	3,390	4,313
Enel SpA	5.625%	6/21/27	EUR	7,060	8,240
Enel SpA	5.750%	6/22/37	GBP	1,455	1,871
Enel SpA	1.375%	Perpetual	EUR	12,552	12,689
Enel SpA	1.875%	Perpetual	EUR	8,000	7,541
Enel SpA	2.250%	Perpetual	EUR	13,023	13,630
Enel SpA	3.375%	Perpetual	EUR	8,120	8,734
Enel SpA	4.750%	Perpetual	EUR	5,000	5,506
Eni SpA	1.500%	2/2/26	EUR	931	997
Eni SpA	1.250%	5/18/26	EUR	10,333	10,958
Eni SpA	1.500%	1/17/27	EUR	2,457	2,596
Eni SpA	1.625%	5/17/28	EUR	1,209	1,261
Eni SpA	0.375%	6/14/28	EUR	5,000	4,954
Eni SpA	1.125%	9/19/28	EUR	2,683	2,736
Eni SpA	3.625%	1/29/29	EUR	3,400	3,787
Eni SpA	0.625%	1/23/30	EUR	7,089	6,783
Eni SpA	2.000%	5/18/31	EUR	7,000	7,026
Eni SpA	3.875%	1/15/34	EUR	9,000	9,941
Eni SpA	1.000%	10/11/34	EUR	2,908	2,464
Eni SpA	2.000%	Perpetual	EUR	2,000	2,076
Eni SpA	2.625%	Perpetual	EUR	3,910	4,199
Eni SpA	2.750%	Perpetual	EUR	6,276	6,268
Eni SpA	3.375%	Perpetual	EUR	6,437	6,743
Ferrovie dello Stato Italiane SpA	3.750%	4/14/27	EUR	10,000	11,064
Ferrovie dello Stato Italiane SpA	4.500%	5/23/33	EUR	7,000	8,018
Generali	2.124%	10/1/30	EUR	9,200	9,290
Generali	2.429%	7/14/31	EUR	2,000	2,019
Generali	1.713%	6/30/32	EUR	2,700	2,541
Generali	5.800%	7/6/32	EUR	3,000	3,650
Generali	5.399%	4/20/33	EUR	6,000	7,161
Generali	5.500%	10/27/47	EUR	10,936	12,527
Generali	5.000%	6/8/48	EUR	4,000	4,546
Generali	4.596%	Perpetual	EUR	10,000	10,929
Generali	6.269%	Perpetual	GBP	5,100	6,608
Hera SpA	0.875%	10/14/26	EUR	2,457	2,567
Hera SpA	0.875%	7/5/27	EUR	4,913	5,063
Hera SpA	5.200%	1/29/28	EUR	2,908	3,363
Hera SpA	0.250%	12/3/30	EUR	2,900	2,619
Hera SpA	4.250%	4/20/33	EUR	3,400	3,860
Hera SpA	1.000%	4/25/34	EUR	3,491	2,984
Iccrea Banca SpA	6.875%	1/20/28	EUR	5,000	5,835

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Intesa Sanpaolo SpA	3.250%	2/10/26	EUR	2,000	2,189
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	4,913	5,122
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	6,367	6,667
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	6,683	6,939
Intesa Sanpaolo SpA	5.000%	3/8/28	EUR	5,000	5,659
Intesa Sanpaolo SpA	0.750%	3/16/28	EUR	7,000	7,065
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	12,669	13,206
Intesa Sanpaolo SpA	3.625%	6/30/28	EUR	11,000	12,286
Intesa Sanpaolo SpA	6.500%	3/14/29	GBP	4,500	5,972
Intesa Sanpaolo SpA	1.250%	1/15/30	EUR	100	100
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	6,455	7,251
Intesa Sanpaolo SpA	4.875%	5/19/30	EUR	15,000	17,520
Intesa Sanpaolo SpA	1.350%	2/24/31	EUR	18,875	17,984
Intesa Sanpaolo SpA	5.125%	8/29/31	EUR	8,570	10,212
Intesa Sanpaolo SpA	5.625%	3/8/33	EUR	2,000	2,448
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	2,776	2,656
Iren SpA	3.875%	7/22/32	EUR	2,000	2,216
Italgas SpA	3.125%	2/8/29	EUR	4,600	4,971
Italgas SpA	0.875%	4/24/30	EUR	3,908	3,762
Leasys SpA	3.875%	3/1/28	EUR	9,000	9,892
Mediobanca Banca di Credito Finanziario SpA	1.375%	11/10/25	EUR	5,275	5,654
Mediobanca Banca di Credito Finanziario SpA	0.875%	1/15/26	EUR	7,821	8,291
Mediobanca Banca di Credito Finanziario SpA	0.750%	11/2/28	EUR	5,000	5,084
Mediobanca Banca di Credito Finanziario SpA	1.250%	11/24/29	EUR	11,274	11,274
Mediobanca Banca di Credito Finanziario SpA	4.375%	2/1/30	EUR	13,000	14,752
Snam SpA	0.875%	10/25/26	EUR	9,570	10,007
Snam SpA	3.375%	12/5/26	EUR	5,000	5,470
Snam SpA	0.750%	6/20/29	EUR	10,600	10,351
Snam SpA	0.750%	6/17/30	EUR	4,500	4,253
Snam SpA	0.625%	6/30/31	EUR	10,000	9,112
Snam SpA	1.000%	9/12/34	EUR	3,910	3,323
Snam SpA	4.500%	Perpetual	EUR	5,000	5,041
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	4,796	5,023
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	6,502	6,588
Terna - Rete Elettrica Nazionale	3.625%	4/21/29	EUR	8,000	8,853
UniCredit SpA	0.325%	1/19/26	EUR	5,000	5,278
UniCredit SpA	0.375%	10/31/26	EUR	9,297	9,674
UniCredit SpA	2.200%	7/22/27	EUR	18,465	19,809
UniCredit SpA	0.925%	1/18/28	EUR	5,000	5,203
UniCredit SpA	4.450%	2/16/29	EUR	9,000	10,138
UniCredit SpA	3.500%	7/31/30	EUR	22,834	25,643
UniCredit SpA	0.850%	1/19/31	EUR	22,014	20,501
UniCredit SpA	4.300%	1/23/31	EUR	15,000	16,875
UniCredit SpA	4.200%	6/11/34	EUR	7,000	7,729
					1,012,206
Japan (0.4%)
Asahi Group Holdings Ltd.	0.280%	3/6/26	JPY	600,000	3,932
Asahi Group Holdings Ltd.	0.336%	4/19/27	EUR	5,500	5,617
Asahi Group Holdings Ltd.	0.290%	6/1/27	JPY	200,000	1,302
Asahi Group Holdings Ltd.	0.541%	10/23/28	EUR	4,750	4,688
Astellas Pharma Inc.	0.519%	8/31/28	JPY	200,000	1,302
Bridgestone Corp.	0.295%	4/21/27	JPY	300,000	1,953
Central Japan Railway Co.	2.157%	12/18/29	JPY	500,000	3,505
Central Nippon Expressway Co. Ltd.	0.060%	3/18/26	JPY	200,000	1,307
Central Nippon Expressway Co. Ltd.	0.050%	5/8/26	JPY	4,600,000	30,031
Central Nippon Expressway Co. Ltd.	0.050%	7/27/26	JPY	480,000	3,129
Central Nippon Expressway Co. Ltd.	0.040%	9/17/26	JPY	300,000	1,953
Central Nippon Expressway Co. Ltd.	0.125%	3/18/27	JPY	300,000	1,951
Central Nippon Expressway Co. Ltd.	0.166%	8/18/27	JPY	1,000,000	6,497
Central Nippon Expressway Co. Ltd.	0.439%	12/13/27	JPY	400,000	2,617
Central Nippon Expressway Co. Ltd.	0.628%	1/21/28	JPY	200,000	1,317
Central Nippon Expressway Co. Ltd.	0.514%	2/21/28	JPY	300,000	1,965
Central Nippon Expressway Co. Ltd.	0.385%	5/18/28	JPY	400,000	2,606
Central Nippon Expressway Co. Ltd.	0.439%	8/17/28	JPY	1,200,000	7,827
Central Nippon Expressway Co. Ltd.	0.464%	9/14/28	JPY	500,000	3,262
Central Nippon Expressway Co. Ltd.	0.759%	5/29/29	JPY	1,000,000	6,585
Chugoku Electric Power Co. Inc.	0.920%	5/25/33	JPY	500,000	3,194
Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	700,000	4,287
Denso Corp.	0.315%	3/17/28	JPY	500,000	3,243

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
East Japan Railway Co.	1.162%	9/15/28	GBP	3,326	3,739
East Japan Railway Co.	3.245%	9/8/30	EUR	5,000	5,459
East Japan Railway Co.	4.750%	12/8/31	GBP	5,000	6,311
East Japan Railway Co.	4.875%	6/14/34	GBP	5,150	6,417
East Japan Railway Co.	1.104%	9/15/39	EUR	5,786	4,529
East Japan Railway Co.	4.110%	2/22/43	EUR	10,500	11,998
East Nippon Expressway Co. Ltd.	0.230%	6/18/27	JPY	600,000	3,909
East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	630,000	4,024
East Nippon Expressway Co. Ltd.	0.140%	11/29/29	JPY	400,000	2,548
East Nippon Expressway Co. Ltd.	0.220%	1/31/30	JPY	370,000	2,364
East Nippon Expressway Co. Ltd.	0.185%	1/29/31	JPY	200,000	1,266
East Nippon Expressway Co. Ltd.	0.230%	4/23/31	JPY	600,000	3,799
East Nippon Expressway Co. Ltd.	0.140%	7/15/31	JPY	10,000	63
ENEOS Holdings Inc.	0.834%	6/15/32	JPY	200,000	1,277
Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	800,000	5,189
FUJIFILM Holdings Corp.	0.195%	4/20/27	JPY	200,000	1,301
Hikari Tsushin Inc.	1.790%	3/23/33	JPY	300,000	1,870
Hitachi Ltd.	0.290%	3/12/30	JPY	200,000	1,271
JT International Financial Services BV	1.000%	11/26/29	EUR	3,696	3,603
JT International Financial Services BV	2.750%	9/28/33	GBP	2,501	2,640
JT International Financial Services BV	2.375%	4/7/81	EUR	4,913	5,226
Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	586,000	3,831
Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	119,000	778
Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	341,000	2,223
Kansai Electric Power Co. Inc.	0.440%	12/20/30	JPY	373,000	2,370
Kansai Electric Power Co. Inc.	0.370%	9/19/31	JPY	213,000	1,333
Kirin Holdings Co. Ltd.	0.090%	6/3/26	JPY	200,000	1,304
Kubota Corp.	0.300%	6/2/27	JPY	400,000	2,603
Kubota Corp.	0.514%	6/2/32	JPY	300,000	1,894
Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	89,000	574
Kyushu Electric Power Co. Inc.	0.375%	11/22/29	JPY	600,000	3,837
Kyushu Electric Power Co. Inc.	0.340%	4/25/31	JPY	50,000	314
Mitsubishi Corp.	1.518%	6/25/32	JPY	800,000	5,429
Mitsubishi Heavy Industries Ltd.	0.270%	9/1/31	JPY	400,000	2,501
Mitsubishi UFJ Financial Group Inc.	0.770%	3/5/27	JPY	500,000	3,287
Mitsubishi UFJ Financial Group Inc.	0.250%	11/4/27	JPY	300,000	1,948
Mitsubishi UFJ Financial Group Inc.	1.029%	3/7/29	JPY	500,000	3,286
Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	7,821	7,643
Mitsui Fudosan Co. Ltd.	0.810%	6/6/33	JPY	600,000	3,845
Mitsui Fudosan Co. Ltd.	1.057%	9/12/33	JPY	500,000	3,245
Mizuho Financial Group Inc.	0.184%	4/13/26	EUR	5,400	5,650
Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	127,000	828
Mizuho Financial Group Inc.	5.628%	6/13/28	GBP	2,100	2,748
Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	2,457	2,342
Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	4,913	4,672
Mizuho Financial Group Inc.	0.895%	6/24/30	JPY	100,000	640
Mizuho Financial Group Inc.	4.608%	8/28/30	EUR	3,200	3,687
Mizuho Financial Group Inc.	0.693%	10/7/30	EUR	19,300	17,950
Mizuho Financial Group Inc.	4.029%	9/5/32	EUR	2,000	2,239
Mizuho Financial Group Inc.	0.979%	10/28/32	JPY	300,000	1,887
Mizuho Financial Group Inc.	0.843%	4/12/33	EUR	3,000	2,666
Mizuho Financial Group Inc.	1.015%	7/13/33	JPY	650,000	4,236
Mizuho Financial Group Inc.	1.412%	7/13/33	JPY	500,000	3,231
MUFG Bank Ltd.	1.950%	11/12/25	JPY	400,000	2,659
Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	5,053	5,319
NTT Finance Corp.	0.180%	12/19/25	JPY	1,000,000	6,551
NTT Finance Corp.	0.280%	12/20/27	JPY	200,000	1,301
NTT Finance Corp.	0.614%	9/20/28	JPY	400,000	2,612
NTT Finance Corp.	0.399%	12/13/28	EUR	8,400	8,216
NTT Finance Corp.	0.648%	6/20/30	JPY	200,000	1,297
NTT Finance Corp.	0.380%	9/20/30	JPY	4,300,000	27,412
NTT Finance Corp.	3.359%	3/12/31	EUR	5,000	5,450
NTT Finance Corp.	0.270%	9/19/31	JPY	200,000	1,252
NTT Finance Corp.	0.838%	6/20/33	JPY	1,500,000	9,602
ORIX Corp.	4.477%	6/1/28	EUR	4,500	5,083
Panasonic Holdings Corp.	0.470%	9/18/26	JPY	1,000,000	6,603
Panasonic Holdings Corp.	0.709%	9/14/28	JPY	700,000	4,566
Panasonic Holdings Corp.	0.370%	3/5/30	JPY	300,000	1,899
Panasonic Holdings Corp.	1.342%	9/14/33	JPY	500,000	3,290
Seven & i Holdings Co. Ltd.	0.280%	12/20/27	JPY	200,000	1,295

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sompo Japan Insurance Inc.	0.425%	10/14/27	JPY	200,000	1,306
Sony Group Corp.	0.450%	12/8/27	JPY	100,000	654
Sony Group Corp.	0.300%	10/10/29	JPY	300,000	1,920
Sumitomo Electric Industries Ltd.	0.809%	7/13/33	JPY	300,000	1,924
Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	4,913	5,124
Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	3,459	3,307
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	5,455	5,809
Sumitomo Mitsui Financial Group Inc.	0.550%	6/8/27	JPY	200,000	1,309
Sumitomo Mitsui Financial Group Inc.	0.750%	6/8/29	JPY	300,000	1,948
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	12,365	11,855
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	8,868	8,861
Suntory Holdings Ltd.	0.800%	5/25/33	JPY	200,000	1,274
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	4,181	4,490
Takeda Pharmaceutical Co. Ltd.	0.750%	7/9/27	EUR	5,000	5,141
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	12,286	13,159
Takeda Pharmaceutical Co. Ltd.	0.400%	10/14/31	JPY	1,000,000	6,249
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	EUR	5,500	5,175
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	4,136	3,531
TDK Corp.	0.260%	12/1/28	JPY	400,000	2,563
Toyota Motor Corp.	0.219%	3/18/31	JPY	500,000	3,152
Toyota Motor Corp.	0.735%	6/1/33	JPY	400,000	2,557
Toyota Motor Finance Netherlands BV	3.375%	1/13/26	EUR	5,000	5,464
Toyota Motor Finance Netherlands BV	4.000%	4/2/27	EUR	4,900	5,455
West Nippon Expressway Co. Ltd.	0.050%	3/19/26	JPY	1,000,000	6,536
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	470,000	3,073
West Nippon Expressway Co. Ltd.	0.175%	8/28/26	JPY	1,440,000	9,404
West Nippon Expressway Co. Ltd.	0.200%	10/19/26	JPY	200,000	1,306
West Nippon Expressway Co. Ltd.	0.105%	3/19/27	JPY	500,000	3,251
West Nippon Expressway Co. Ltd.	0.390%	5/25/28	JPY	700,000	4,565
West Nippon Expressway Co. Ltd.	0.369%	7/27/28	JPY	500,000	3,257
West Nippon Expressway Co. Ltd.	0.484%	8/31/28	JPY	400,000	2,614
					518,534
Luxembourg (0.2%)
Acef Holding SCA	0.750%	6/14/28	EUR	6,393	6,365
Acef Holding SCA	1.250%	4/26/30	EUR	8,086	7,790
ArcelorMittal SA	1.750%	11/19/25	EUR	7,786	8,347
Aroundtown Finance Sarl	5.000%	Perpetual	EUR	3,000	2,635
Aroundtown Finance Sarl	8.625%	Perpetual	GBP	1,700	2,023
AXA Logistics Europe Master SCA	0.375%	11/15/26	EUR	3,000	3,087
AXA Logistics Europe Master SCA	0.875%	11/15/29	EUR	1,000	956
Bevco Lux Sarl	1.000%	1/16/30	EUR	3,786	3,596
Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	EUR	6,471	6,710
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	4,710	4,864
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	GBP	1,200	1,386
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	4,272	4,283
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	EUR	6,200	6,684
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/32	GBP	4,200	5,038
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	EUR	4,658	4,609
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.900%	10/12/29	EUR	1,600	1,528
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF-Pan European Core Fund	4.750%	3/27/34	EUR	1,400	1,602
Czech Gas Networks Investments Sarl	0.450%	9/8/29	EUR	1,400	1,327
Czech Gas Networks Investments Sarl	0.875%	3/31/31	EUR	12,000	10,920
Eurofins Scientific SE	3.750%	7/17/26	EUR	5,100	5,555
Eurofins Scientific SE	4.000%	7/6/29	EUR	8,157	8,895
Eurofins Scientific SE	0.875%	5/19/31	EUR	3,000	2,655
JAB Holdings BV	1.750%	6/25/26	EUR	6,900	7,356
JAB Holdings BV	2.500%	4/17/27	EUR	2,500	2,688
JAB Holdings BV	1.000%	12/20/27	EUR	3,000	3,066
JAB Holdings BV	2.500%	6/25/29	EUR	1,900	2,013
JAB Holdings BV	4.750%	6/29/32	EUR	9,000	10,414
JAB Holdings BV	3.375%	4/17/35	EUR	3,000	3,116
JAB Holdings BV	2.250%	12/19/39	EUR	11,200	9,514
Logicor Financing Sarl	1.500%	7/13/26	EUR	4,000	4,222
Logicor Financing Sarl	1.625%	7/15/27	EUR	4,913	5,081
Logicor Financing Sarl	3.250%	11/13/28	EUR	5,820	6,236
Logicor Financing Sarl	2.750%	1/15/30	GBP	4,000	4,412
Logicor Financing Sarl	1.625%	1/17/30	EUR	2,000	1,952
Logicor Financing Sarl	0.875%	1/14/31	EUR	1,986	1,795
P3 Group Sarl	0.875%	1/26/26	EUR	300	317

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
P3 Group Sarl	1.625%	1/26/29	EUR	5,600	5,600
Prologis International Funding II SA	1.750%	3/15/28	EUR	375	389
Prologis International Funding II SA	0.875%	7/9/29	EUR	2,958	2,853
Prologis International Funding II SA	3.625%	3/7/30	EUR	4,000	4,373
Prologis International Funding II SA	3.125%	6/1/31	EUR	3,000	3,162
Prologis International Funding II SA	1.625%	6/17/32	EUR	6,181	5,831
Prologis International Funding II SA	3.000%	2/22/42	GBP	800	723
SELP Finance Sarl	1.500%	12/20/26	EUR	2,552	2,682
SELP Finance Sarl	0.875%	5/27/29	EUR	10,900	10,520
SES SA	0.875%	11/4/27	EUR	1,810	1,804
SES SA	2.000%	7/2/28	EUR	2,100	2,121
					203,095
Mexico (0.0%)
America Movil SAB de CV	5.000%	10/27/26	GBP	3,139	4,040
America Movil SAB de CV	0.750%	6/26/27	EUR	2,141	2,208
America Movil SAB de CV	2.125%	3/10/28	EUR	2,501	2,656
America Movil SAB de CV	5.750%	6/28/30	GBP	3,410	4,522
America Movil SAB de CV	4.948%	7/22/33	GBP	1,100	1,379
America Movil SAB de CV	4.375%	8/7/41	GBP	3,704	4,105
					18,910
Netherlands (1.0%)
ABN AMRO Bank NV	3.625%	1/10/26	EUR	10,000	10,994
ABN AMRO Bank NV	2.375%	6/1/27	EUR	7,000	7,518
ABN AMRO Bank NV	4.000%	1/16/28	EUR	5,000	5,582
ABN AMRO Bank NV	5.125%	2/22/28	GBP	7,600	9,831
ABN AMRO Bank NV	4.375%	10/20/28	EUR	22,000	24,956
ABN AMRO Bank NV	0.500%	9/23/29	EUR	10,000	9,542
ABN AMRO Bank NV	1.500%	9/30/30	EUR	10,593	10,777
ABN AMRO Bank NV	1.000%	4/13/31	EUR	4,000	3,917
ABN AMRO Bank NV	3.000%	6/1/32	EUR	2,100	2,215
ABN AMRO Bank NV	5.125%	2/22/33	EUR	10,000	11,286
ABN AMRO Bank NV	1.000%	6/2/33	EUR	4,300	3,873
ABN AMRO Bank NV	5.500%	9/21/33	EUR	10,000	11,468
ABN AMRO Bank NV	1.375%	1/10/34	EUR	7,000	6,702
ABN AMRO Bank NV	4.500%	11/21/34	EUR	10,000	11,696
ABN AMRO Bank NV	0.375%	1/14/35	EUR	19,600	16,607
ABN AMRO Bank NV	1.375%	1/12/37	EUR	10,800	9,833
ABN AMRO Bank NV	1.450%	4/12/38	EUR	13,700	12,266
ABN AMRO Bank NV	1.125%	4/23/39	EUR	2,500	2,096
ABN AMRO Bank NV	0.400%	9/17/41	EUR	11,400	7,967
Achmea Bank NV	3.000%	2/7/34	EUR	22,900	25,123
Achmea BV	5.625%	11/2/44	EUR	3,400	3,854
Aegon Bank NV	0.750%	6/27/59	EUR	1,300	1,344
Aegon Ltd.	6.125%	12/15/31	GBP	1,000	1,343
Akzo Nobel NV	1.125%	4/8/26	EUR	2,050	2,172
Akzo Nobel NV	1.625%	4/14/30	EUR	11,400	11,399
Akzo Nobel NV	4.000%	5/24/33	EUR	5,000	5,596
Alliander NV	0.375%	6/10/30	EUR	3,684	3,471
Alliander NV	0.875%	6/24/32	EUR	2,000	1,857
ASML Holding NV	1.375%	7/7/26	EUR	9,275	9,860
ASML Holding NV	1.625%	5/28/27	EUR	733	774
ASML Holding NV	0.625%	5/7/29	EUR	3,786	3,728
ASML Holding NV	0.250%	2/25/30	EUR	7,934	7,517
ASR Nederland NV	7.000%	12/7/43	EUR	9,200	11,605
ASR Nederland NV	3.375%	5/2/49	EUR	4,075	4,311
Athora Netherlands NV	2.250%	7/15/31	EUR	3,260	3,356
Citycon Treasury BV	6.500%	3/8/29	EUR	1,400	1,583
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	12,829	13,680
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	500	326
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	6,470	7,809
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	2,146	2,297
Cooperatieve Rabobank UA	0.000%	6/21/27	EUR	22,600	23,036
Cooperatieve Rabobank UA	0.375%	12/1/27	EUR	12,900	13,273
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	18,500	19,111
Cooperatieve Rabobank UA	1.875%	7/12/28	GBP	10,500	12,514
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	20,000	20,295
Cooperatieve Rabobank UA	4.233%	4/25/29	EUR	14,000	15,738
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	3,688	4,593
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,466	4,428

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cooperatieve Rabobank UA	4.000%	1/10/30	EUR	9,000	10,133
Cooperatieve Rabobank UA	0.125%	12/1/31	EUR	10,800	9,821
Cooperatieve Rabobank UA	0.750%	3/2/32	EUR	3,000	2,834
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	3,700	3,605
Cooperatieve Rabobank UA	7.074%	10/26/32	AUD	1,700	1,162
Cooperatieve Rabobank UA	0.625%	2/25/33	EUR	11,800	10,295
Cooperatieve Rabobank UA	3.106%	6/7/33	EUR	12,500	13,874
Cooperatieve Rabobank UA	3.064%	2/1/34	EUR	10,000	11,075
Cooperatieve Rabobank UA	3.822%	7/26/34	EUR	5,000	5,561
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	3,500	3,162
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	6,000	4,758
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	316	401
CTP NV	0.875%	1/20/26	EUR	3,500	3,695
CTP NV	0.625%	9/27/26	EUR	4,957	5,125
CTP NV	0.750%	2/18/27	EUR	5,786	5,928
CTP NV	1.250%	6/21/29	EUR	300	293
CTP NV	4.750%	2/5/30	EUR	3,800	4,277
CTP NV	1.500%	9/27/31	EUR	2,496	2,307
de Volksbank NV	0.500%	1/30/26	EUR	3,700	3,923
de Volksbank NV	0.250%	6/22/26	EUR	3,000	3,124
de Volksbank NV	2.375%	5/4/27	EUR	6,700	7,189
de Volksbank NV	0.750%	5/18/27	EUR	2,500	2,601
de Volksbank NV	0.375%	3/3/28	EUR	7,300	7,199
de Volksbank NV	0.750%	10/24/31	EUR	2,457	2,332
DSM BV	0.750%	9/28/26	EUR	10,700	11,196
DSM BV	0.250%	6/23/28	EUR	4,000	3,957
DSM BV	0.625%	6/23/32	EUR	8,500	7,643
Enexis Holding NV	0.875%	4/28/26	EUR	6,000	6,352
Enexis Holding NV	0.750%	7/2/31	EUR	5,000	4,675
Enexis Holding NV	3.625%	6/12/34	EUR	5,000	5,576
Euronext NV	1.125%	6/12/29	EUR	4,000	4,005
Euronext NV	0.750%	5/17/31	EUR	3,000	2,790
Euronext NV	1.500%	5/17/41	EUR	3,200	2,569
EXOR NV	1.750%	1/18/28	EUR	2,592	2,723
EXOR NV	2.250%	4/29/30	EUR	5,947	6,186
EXOR NV	0.875%	1/19/31	EUR	3,000	2,816
Heineken NV	1.375%	1/29/27	EUR	4,958	5,222
Heineken NV	1.500%	10/3/29	EUR	100	102
Heineken NV	2.250%	3/30/30	EUR	7,369	7,706
Heineken NV	3.875%	9/23/30	EUR	7,500	8,504
Heineken NV	1.250%	5/7/33	EUR	4,000	3,748
Heineken NV	1.750%	5/7/40	EUR	11,529	9,723
IMCD NV	4.875%	9/18/28	EUR	5,000	5,677
ING Bank NV	3.000%	2/15/26	EUR	5,000	5,466
ING Bank NV	2.625%	1/10/28	EUR	5,000	5,445
ING Bank NV	0.875%	4/11/28	EUR	7,700	7,902
ING Bank NV	2.500%	2/21/30	EUR	30,000	32,311
ING Bank NV	2.750%	1/10/32	EUR	10,000	10,876
ING Bank NV	0.125%	12/8/32	EUR	18,400	16,668
ING Bank NV	3.000%	5/21/34	EUR	10,000	11,030
ING Groep NV	2.125%	1/10/26	EUR	3,200	3,453
ING Groep NV	1.250%	2/16/27	EUR	21,700	23,069
ING Groep NV	0.375%	9/29/28	EUR	24,800	24,932
ING Groep NV	0.250%	2/18/29	EUR	19,800	19,492
ING Groep NV	0.250%	2/1/30	EUR	9,500	9,085
ING Groep NV	1.000%	11/13/30	EUR	5,000	5,298
ING Groep NV	0.875%	11/29/30	EUR	3,000	2,888
ING Groep NV	1.750%	2/16/31	EUR	5,400	5,413
ING Groep NV	2.125%	5/26/31	EUR	8,000	8,532
ING Groep NV	0.875%	6/9/32	EUR	3,000	3,055
ING Groep NV	1.000%	11/16/32	EUR	5,000	5,044
ING Groep NV	6.250%	5/20/33	GBP	3,500	4,573
ING Groep NV	4.125%	8/24/33	EUR	2,000	2,201
ING Groep NV	5.250%	11/14/33	EUR	2,000	2,423
ING Groep NV	4.750%	5/23/34	EUR	10,000	11,750
ING Groep NV	4.375%	8/15/34	EUR	8,000	8,855
ING Groep NV	3.750%	9/3/35	EUR	10,000	10,884
JDE Peet's NV	0.000%	1/16/26	EUR	3,000	3,149
JDE Peet's NV	0.625%	2/9/28	EUR	8,300	8,308
JDE Peet's NV	0.500%	1/16/29	EUR	10,500	10,170

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
JDE Peet's NV	4.125%	1/23/30	EUR	5,000	5,590
JDE Peet's NV	1.125%	6/16/33	EUR	8,000	7,051
JDE Peet's NV	4.500%	1/23/34	EUR	1,500	1,705
Koninklijke Ahold Delhaize NV	1.750%	4/2/27	EUR	5,000	5,304
Koninklijke Ahold Delhaize NV	0.375%	3/18/30	EUR	4,000	3,795
Koninklijke Ahold Delhaize NV	3.875%	3/11/36	EUR	7,000	7,758
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,944	2,562
Koninklijke KPN NV	3.875%	7/3/31	EUR	2,500	2,821
Koninklijke KPN NV	0.875%	12/14/32	EUR	6,900	6,190
Koninklijke KPN NV	0.875%	11/15/33	EUR	1,800	1,572
Koninklijke KPN NV	3.875%	2/16/36	EUR	5,000	5,536
Koninklijke Philips NV	0.500%	5/22/26	EUR	3,000	3,146
Koninklijke Philips NV	1.375%	5/2/28	EUR	3,775	3,881
Koninklijke Philips NV	2.000%	3/30/30	EUR	4,913	5,023
LeasePlan Corp. NV	0.250%	2/23/26	EUR	10,891	11,425
LeasePlan Corp. NV	0.250%	9/7/26	EUR	4,000	4,137
Louis Dreyfus Co. Finance BV	1.625%	4/28/28	EUR	2,100	2,159
Nationale-Nederlanden Bank NV	0.500%	9/21/28	EUR	9,000	8,855
Nationale-Nederlanden Bank NV	0.375%	3/4/41	EUR	10,000	7,077
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	8,293	8,790
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	1,455	1,319
NIBC Bank NV	0.625%	6/1/26	EUR	5,700	6,009
NIBC Bank NV	0.250%	9/9/26	EUR	10,000	10,328
NIBC Bank NV	0.500%	3/19/27	EUR	7,600	7,874
NIBC Bank NV	1.000%	9/11/28	EUR	2,500	2,548
NIBC Bank NV	0.010%	10/15/29	EUR	5,000	4,756
NIBC Bank NV	0.125%	4/21/31	EUR	23,000	21,040
NN Group NV	1.625%	6/1/27	EUR	3,100	3,284
NN Group NV	5.250%	3/1/43	EUR	3,800	4,393
NN Group NV	6.000%	11/3/43	EUR	7,500	9,037
NN Group NV	4.625%	1/13/48	EUR	6,591	7,357
NN Group NV	4.500%	Perpetual	EUR	5,300	5,797
PostNL NV	0.625%	9/23/26	EUR	2,457	2,548
RELX Finance BV	3.375%	3/20/33	EUR	2,500	2,706
Royal Schiphol Group NV	2.000%	4/6/29	EUR	17,546	18,224
Royal Schiphol Group NV	0.875%	9/8/32	EUR	5,000	4,518
Sandoz Finance BV	4.500%	11/17/33	EUR	2,500	2,888
Shell International Finance BV	1.625%	1/20/27	EUR	11,925	12,650
Shell International Finance BV	0.125%	11/8/27	EUR	2,457	2,467
Shell International Finance BV	1.500%	4/7/28	EUR	8,000	8,298
Shell International Finance BV	1.250%	5/12/28	EUR	4,217	4,346
Shell International Finance BV	0.750%	8/15/28	EUR	4,913	4,937
Shell International Finance BV	1.000%	12/10/30	GBP	2,771	2,892
Shell International Finance BV	1.875%	4/7/32	EUR	13,913	13,691
Shell International Finance BV	0.875%	11/8/39	EUR	4,868	3,575
Shell International Finance BV	1.750%	9/10/52	GBP	2,457	1,508
Stedin Holding NV	0.500%	11/14/29	EUR	2,457	2,354
Stedin Holding NV	2.375%	6/3/30	EUR	2,500	2,606
TenneT Holding BV	1.000%	6/13/26	EUR	2,100	2,212
TenneT Holding BV	1.625%	11/17/26	EUR	7,200	7,618
TenneT Holding BV	1.375%	6/5/28	EUR	13,613	13,935
TenneT Holding BV	3.875%	10/28/28	EUR	3,600	4,019
TenneT Holding BV	1.375%	6/26/29	EUR	5,149	5,219
TenneT Holding BV	2.125%	11/17/29	EUR	5,500	5,684
TenneT Holding BV	0.875%	6/3/30	EUR	5,403	5,183
TenneT Holding BV	0.500%	6/9/31	EUR	3,000	2,756
TenneT Holding BV	4.250%	4/28/32	EUR	2,500	2,857
TenneT Holding BV	0.125%	11/30/32	EUR	500	424
TenneT Holding BV	2.375%	5/17/33	EUR	3,350	3,357
TenneT Holding BV	1.250%	10/24/33	EUR	822	744
TenneT Holding BV	2.000%	6/5/34	EUR	2,000	1,907
TenneT Holding BV	4.500%	10/28/34	EUR	2,000	2,335
TenneT Holding BV	0.875%	6/16/35	EUR	11,600	9,791
TenneT Holding BV	1.875%	6/13/36	EUR	2,737	2,505
TenneT Holding BV	1.500%	6/3/39	EUR	5,062	4,224
TenneT Holding BV	0.500%	11/30/40	EUR	7,516	5,410
TenneT Holding BV	1.125%	6/9/41	EUR	5,300	4,003
TenneT Holding BV	2.750%	5/17/42	EUR	3,900	3,686
TenneT Holding BV	4.750%	10/28/42	EUR	3,500	4,199
Universal Music Group NV	3.000%	6/30/27	EUR	4,028	4,381

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Universal Music Group NV	4.000%	6/13/31	EUR	5,000	5,646
Vesteda Finance BV	1.500%	5/24/27	EUR	1,906	1,996
Vesteda Finance BV	0.750%	10/18/31	EUR	2,786	2,511
VIA Outlets BV	1.750%	11/15/28	EUR	2,400	2,429
Wolters Kluwer NV	0.250%	3/30/28	EUR	1,500	1,493
Wolters Kluwer NV	0.750%	7/3/30	EUR	2,800	2,683
					1,294,769
New Zealand (0.1%)
ANZ New Zealand International Ltd.	0.200%	9/23/27	EUR	16,876	16,996
ASB Bank Ltd.	1.646%	5/4/26	NZD	3,000	1,731
ASB Bank Ltd.	0.250%	5/21/31	EUR	34,362	31,390
Bank of New Zealand	1.884%	6/8/26	NZD	1,000	578
Contact Energy Ltd.	6.398%	11/21/30	AUD	7,900	5,411
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	200	128
Westpac New Zealand Ltd.	1.439%	2/24/26	NZD	4,000	2,310
					58,544
Norway (0.4%)
Aker BP ASA	1.125%	5/12/29	EUR	8,200	8,046
Aker BP ASA	4.000%	5/29/32	EUR	4,000	4,356
Avinor A/S	0.750%	10/1/30	EUR	8,000	7,557
DNB Bank ASA	3.625%	2/16/27	EUR	10,000	10,954
DNB Bank ASA	4.000%	8/17/27	GBP	7,000	8,843
DNB Bank ASA	3.125%	9/21/27	EUR	12,400	13,544
DNB Bank ASA	0.375%	1/18/28	EUR	200	206
DNB Bank ASA	4.500%	7/19/28	EUR	14,500	16,369
DNB Bank ASA	0.250%	2/23/29	EUR	12,000	11,868
DNB Bank ASA	4.000%	3/14/29	EUR	19,000	21,332
DNB Bank ASA	4.625%	2/28/33	EUR	8,000	8,952
DNB Bank ASA	5.000%	9/13/33	EUR	10,000	11,378
DNB Boligkreditt A/S	0.625%	1/14/26	EUR	7,369	7,829
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	20,576	21,472
DNB Boligkreditt A/S	0.010%	5/12/28	EUR	27,000	26,841
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	9,057	9,033
Eika Boligkreditt A/S	3.250%	6/14/33	EUR	2,500	2,801
Equinor ASA	0.750%	5/22/26	EUR	5,518	5,819
Equinor ASA	0.750%	11/9/26	EUR	6,953	7,256
Equinor ASA	1.250%	2/17/27	EUR	14,481	15,225
Equinor ASA	6.125%	11/27/28	GBP	4,302	5,833
Equinor ASA	6.875%	3/11/31	GBP	3,477	4,956
Equinor ASA	1.375%	5/22/32	EUR	12,567	12,037
Equinor ASA	1.625%	2/17/35	EUR	4,501	4,151
Equinor ASA	1.625%	11/9/36	EUR	1,004	903
Equinor ASA	4.250%	4/10/41	GBP	2,293	2,590
Santander Consumer Bank A/S	0.125%	4/14/26	EUR	5,000	5,221
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	4,913	5,152
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	20,228	21,112
SpareBank 1 Boligkreditt A/S	0.125%	1/20/28	EUR	29,000	29,203
SpareBank 1 Boligkreditt A/S	1.000%	1/30/29	EUR	4,913	4,994
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	4,913	4,715
SpareBank 1 Boligkreditt A/S	3.000%	5/15/34	EUR	20,000	21,905
SpareBank 1 SMN	0.010%	2/18/28	EUR	4,947	4,889
Sparebanken Vest Boligkreditt A/S	0.500%	2/12/26	EUR	42,274	44,782
SR-Boligkreditt A/S	1.625%	3/15/28	EUR	28,840	30,398
Statkraft A/S	1.500%	3/26/30	EUR	1,323	1,326
Statkraft A/S	3.500%	6/9/33	EUR	2,000	2,202
Statkraft A/S	3.750%	3/22/39	EUR	3,500	3,870
Statnett SF	1.250%	4/26/30	EUR	5,597	5,533
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	4,321	3,987
Telenor ASA	0.750%	5/31/26	EUR	7,911	8,326
Telenor ASA	1.125%	5/31/29	EUR	6,614	6,642
Telenor ASA	0.625%	9/25/31	EUR	2,500	2,311
Telenor ASA	0.875%	2/14/35	EUR	5,000	4,292
Var Energi ASA	5.500%	5/4/29	EUR	5,000	5,800
					466,811
Poland (0.0%)
ORLEN SA	1.125%	5/27/28	EUR	1,000	1,002
ORLEN SA	4.750%	7/13/30	EUR	3,420	3,860
					4,862

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Portugal (0.1%)
Banco BPI SA	3.625%	7/4/28	EUR	40,000	44,679
Banco Santander Totta SA	1.250%	9/26/27	EUR	4,600	4,805
Banco Santander Totta SA	3.375%	4/19/28	EUR	8,800	9,745
Banco Santander Totta SA	3.250%	2/15/31	EUR	10,000	11,089
Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	6,500	6,947
EDP Finance BV	0.375%	9/16/26	EUR	4,913	5,089
EDP Finance BV	1.500%	11/22/27	EUR	1,398	1,459
EDP SA	2.875%	6/1/26	EUR	5,900	6,410
EDP SA	1.625%	4/15/27	EUR	8,200	8,656
EDP Servicios Financieros Espana SA	3.500%	7/16/30	EUR	3,000	3,300
EDP Servicios Financieros Espana SA	4.375%	4/4/32	EUR	16,000	18,352
Fidelidade - Cia de Seguros SA	4.250%	9/4/31	EUR	1,500	1,611
Ren Finance BV	1.750%	1/18/28	EUR	1,296	1,351
					123,493
Romania (0.0%)
NE Property BV	1.875%	10/9/26	EUR	2,908	3,048
NE Property BV	3.375%	7/14/27	EUR	393	424
NE Property BV	2.000%	1/20/30	EUR	2,000	1,985
					5,457
Singapore (0.0%)
Temasek Financial I Ltd.	0.500%	11/20/31	EUR	10,829	9,833
Temasek Financial I Ltd.	3.500%	2/15/33	EUR	4,587	5,094
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	3,234	4,150
Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,444	1,668
United Overseas Bank Ltd.	0.100%	5/25/29	EUR	15,348	14,736
United Overseas Bank Ltd.	3.580%	Perpetual	SGD	1,500	1,140
					36,621
South Africa (0.0%)
Anglo American Capital plc	1.625%	3/11/26	EUR	1,315	1,405
Anglo American Capital plc	5.000%	3/15/31	EUR	5,000	5,826
Anglo American Capital plc	4.750%	9/21/32	EUR	6,500	7,539
					14,770
South Korea (0.0%)
SK Hynix Inc.	4.266%	2/14/28	KRW	4,940,000	3,704
Spain (0.9%)
Abanca Corp. Bancaria SA	0.500%	9/8/27	EUR	1,600	1,660
Abanca Corp. Bancaria SA	5.250%	9/14/28	EUR	2,500	2,868
Abertis Infraestructuras SA	1.375%	5/20/26	EUR	300	318
Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,500	1,858
Abertis Infraestructuras SA	1.000%	2/27/27	EUR	600	624
Abertis Infraestructuras SA	2.375%	9/27/27	EUR	3,600	3,831
Abertis Infraestructuras SA	4.125%	1/31/28	EUR	6,000	6,691
Abertis Infraestructuras SA	1.250%	2/7/28	EUR	1,800	1,838
Abertis Infraestructuras SA	1.125%	3/26/28	EUR	3,000	3,045
Abertis Infraestructuras SA	2.250%	3/29/29	EUR	16,500	17,214
Abertis Infraestructuras SA	1.875%	3/26/32	EUR	3,000	2,924
Acciona Energia Financiacion Filiales SA	3.750%	4/25/30	EUR	2,500	2,718
Acciona Energia Financiacion Filiales SA	1.375%	1/26/32	EUR	3,200	2,937
Amadeus IT Group SA	1.875%	9/24/28	EUR	8,300	8,658
AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	17,300	19,676
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	7,400	7,773
Banco Bilbao Vizcaya Argentaria SA	0.125%	3/24/27	EUR	22,000	23,043
Banco Bilbao Vizcaya Argentaria SA	3.125%	7/17/27	EUR	10,900	12,008
Banco Bilbao Vizcaya Argentaria SA	3.375%	9/20/27	EUR	12,000	13,262
Banco Bilbao Vizcaya Argentaria SA	4.375%	10/14/29	EUR	3,700	4,265
Banco Bilbao Vizcaya Argentaria SA	3.625%	6/7/30	EUR	13,000	14,443
Banco Bilbao Vizcaya Argentaria SA	4.625%	1/13/31	EUR	9,500	10,911
Banco Bilbao Vizcaya Argentaria SA	5.750%	9/15/33	EUR	3,000	3,463
Banco Bilbao Vizcaya Argentaria SA	4.875%	2/8/36	EUR	17,000	19,033
Banco de Sabadell SA	3.500%	8/28/26	EUR	5,000	5,513
Banco de Sabadell SA	1.125%	3/11/27	EUR	8,700	9,226
Banco de Sabadell SA	5.125%	11/10/28	EUR	4,000	4,589
Banco de Sabadell SA	5.250%	2/7/29	EUR	17,600	20,219
Banco de Sabadell SA	5.000%	6/7/29	EUR	10,000	11,524
Banco de Sabadell SA	5.500%	9/8/29	EUR	17,000	19,798
Banco Santander SA	3.375%	1/11/26	EUR	8,000	8,771

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banco Santander SA	1.500%	1/25/26	EUR	12,700	13,616
Banco Santander SA	3.875%	2/6/26	EUR	100	110
Banco Santander SA	3.250%	4/4/26	EUR	5,500	5,990
Banco Santander SA	0.300%	10/4/26	EUR	5,000	5,181
Banco Santander SA	0.500%	2/4/27	EUR	4,500	4,647
Banco Santander SA	1.750%	2/17/27	GBP	3,000	3,587
Banco Santander SA	0.500%	3/24/27	EUR	10,800	11,345
Banco Santander SA	4.625%	5/4/27	EUR	900	1,027
Banco Santander SA	2.375%	9/8/27	EUR	30,000	32,397
Banco Santander SA	3.875%	1/16/28	EUR	5,000	5,571
Banco Santander SA	2.125%	2/8/28	EUR	1,400	1,469
Banco Santander SA	0.200%	2/11/28	EUR	7,300	7,238
Banco Santander SA	0.310%	6/9/28	CHF	3,465	3,920
Banco Santander SA	1.125%	10/25/28	EUR	2,500	2,555
Banco Santander SA	3.375%	1/11/30	EUR	5,000	5,573
Banco Santander SA	5.125%	1/25/30	GBP	5,000	6,422
Banco Santander SA	4.250%	6/12/30	EUR	10,000	11,449
Banco Santander SA	1.625%	10/22/30	EUR	8,000	7,775
Banco Santander SA	5.375%	1/17/31	GBP	5,000	6,469
Banco Santander SA	0.875%	5/9/31	EUR	5,100	4,890
Banco Santander SA	4.875%	10/18/31	EUR	22,000	25,792
Banco Santander SA	2.750%	9/8/32	EUR	25,000	26,877
Banco Santander SA	2.250%	10/4/32	GBP	3,000	3,508
Banco Santander SA	5.750%	8/23/33	EUR	17,500	20,189
Banco Santander SA	3.750%	1/9/34	EUR	25,300	27,996
Banco Santander SA	5.000%	4/22/34	EUR	5,000	5,651
Banco Santander SA	2.000%	11/27/34	EUR	5,700	5,678
Bankinter SA	0.875%	7/8/26	EUR	3,000	3,154
Bankinter SA	0.625%	10/6/27	EUR	3,500	3,549
Bankinter SA	1.250%	2/7/28	EUR	100	104
Bankinter SA	4.375%	5/3/30	EUR	4,000	4,552
Bankinter SA	4.875%	9/13/31	EUR	2,000	2,315
CaixaBank SA	1.125%	3/27/26	EUR	5,000	5,313
CaixaBank SA	1.375%	6/19/26	EUR	2,500	2,654
CaixaBank SA	0.750%	7/9/26	EUR	13,300	13,971
CaixaBank SA	1.125%	11/12/26	EUR	2,500	2,620
CaixaBank SA	0.375%	11/18/26	EUR	4,000	4,231
CaixaBank SA	1.250%	1/11/27	EUR	200	211
CaixaBank SA	4.625%	5/16/27	EUR	4,000	4,447
CaixaBank SA	1.000%	1/17/28	EUR	17,900	18,451
CaixaBank SA	3.500%	4/6/28	GBP	8,000	9,940
CaixaBank SA	0.750%	5/26/28	EUR	10,900	11,203
CaixaBank SA	0.500%	2/9/29	EUR	1,500	1,493
CaixaBank SA	5.000%	7/19/29	EUR	10,000	11,523
CaixaBank SA	3.750%	9/7/29	EUR	4,000	4,488
CaixaBank SA	4.250%	9/6/30	EUR	10,000	11,444
CaixaBank SA	5.375%	11/14/30	EUR	8,000	9,440
CaixaBank SA	1.250%	6/18/31	EUR	3,000	3,154
CaixaBank SA	4.125%	2/9/32	EUR	5,000	5,589
CaixaBank SA	1.625%	7/14/32	EUR	5,000	4,954
CaixaBank SA	6.250%	2/23/33	EUR	2,500	2,913
CaixaBank SA	6.875%	10/25/33	GBP	5,000	6,624
CaixaBank SA	4.375%	11/29/33	EUR	10,000	11,640
CaixaBank SA	6.125%	5/30/34	EUR	14,000	16,461
CaixaBank SA	5.125%	7/19/34	EUR	2,000	2,389
CaixaBank SA	4.125%	3/24/36	EUR	2,350	2,805
Cellnex Finance Co. SA	1.000%	9/15/27	EUR	14,200	14,574
Cellnex Finance Co. SA	1.250%	1/15/29	EUR	10,000	9,993
Cellnex Finance Co. SA	2.000%	9/15/32	EUR	3,000	2,908
Cellnex Finance Co. SA	2.000%	2/15/33	EUR	5,000	4,767
Cellnex Telecom SA	1.875%	6/26/29	EUR	7,400	7,537
Cellnex Telecom SA	1.750%	10/23/30	EUR	8,900	8,791
Cepsa Finance SA	0.750%	2/12/28	EUR	3,000	2,998
Cepsa Finance SA	4.125%	4/11/31	EUR	4,000	4,349
Criteria Caixa SA	0.875%	10/28/27	EUR	3,300	3,344
Dragados SA	1.875%	4/20/26	EUR	2,000	2,133
Enagas Financiaciones SA	1.375%	5/5/28	EUR	100	103
Enagas Financiaciones SA	3.625%	1/24/34	EUR	800	861
FCC Aqualia SA	2.629%	6/8/27	EUR	1,893	2,030
Iberdrola Finanzas SA	3.125%	11/22/28	EUR	6,000	6,564

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	2,100	2,162
Iberdrola Finanzas SA	1.375%	3/11/32	EUR	3,100	2,967
Iberdrola Finanzas SA	3.375%	11/22/32	EUR	7,500	8,174
Iberdrola Finanzas SA	3.625%	7/13/33	EUR	4,000	4,431
Iberdrola Finanzas SA	3.625%	7/18/34	EUR	6,000	6,653
Iberdrola Finanzas SA	1.575%	Perpetual	EUR	1,000	1,022
Iberdrola Finanzas SA	4.871%	Perpetual	EUR	3,000	3,384
Iberdrola Finanzas SA	4.875%	Perpetual	EUR	5,100	5,706
Iberdrola International BV	1.125%	4/21/26	EUR	2,200	2,335
Iberdrola International BV	1.450%	Perpetual	EUR	6,000	6,217
Iberdrola International BV	1.874%	Perpetual	EUR	15,800	16,757
Iberdrola International BV	2.250%	Perpetual	EUR	14,800	14,978
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	4,200	4,504
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	2,000	2,142
Inmobiliaria Colonial Socimi SA	1.350%	10/14/28	EUR	2,000	2,020
Inmobiliaria Colonial Socimi SA	2.500%	11/28/29	EUR	1,000	1,045
Mapfre SA	1.625%	5/19/26	EUR	600	639
Mapfre SA	4.375%	3/31/47	EUR	2,600	2,864
Mapfre SA	4.125%	9/7/48	EUR	3,600	3,958
Merlin Properties Socimi SA	1.875%	11/2/26	EUR	7,000	7,449
Merlin Properties Socimi SA	2.375%	9/18/29	EUR	2,000	2,092
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	5,200	5,081
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	3,000	2,750
Naturgy Finance Iberia SA	1.250%	4/19/26	EUR	4,400	4,672
Naturgy Finance Iberia SA	1.375%	1/19/27	EUR	100	105
Naturgy Finance Iberia SA	1.500%	1/29/28	EUR	1,000	1,035
Naturgy Finance Iberia SA	0.750%	11/28/29	EUR	3,200	3,095
NorteGas Energia Distribucion SA	2.065%	9/28/27	EUR	2,139	2,236
NorteGas Energia Distribucion SA	0.905%	1/22/31	EUR	3,000	2,690
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	4,200	4,732
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	17,700	20,842
Prosegur Cash SA	1.375%	2/4/26	EUR	500	533
Red Electrica Financiaciones SA	1.000%	4/21/26	EUR	200	212
Red Electrica Financiaciones SA	1.250%	3/13/27	EUR	1,200	1,260
Red Electrica Financiaciones SA	0.375%	7/24/28	EUR	2,000	1,996
Redeia Corp. SA	3.375%	7/9/32	EUR	6,100	6,596
Redexis Gas Finance BV	1.875%	4/27/27	EUR	7,596	8,021
Repsol Europe Finance Sarl	0.375%	7/6/29	EUR	7,000	6,720
Repsol Europe Finance Sarl	0.875%	7/6/33	EUR	2,900	2,549
Repsol International Finance BV	2.250%	12/10/26	EUR	5,000	5,367
Repsol International Finance BV	0.250%	8/2/27	EUR	500	505
Repsol International Finance BV	2.500%	Perpetual	EUR	3,000	3,170
Repsol International Finance BV	3.750%	Perpetual	EUR	3,500	3,800
Repsol International Finance BV	4.247%	Perpetual	EUR	3,500	3,830
Santander Consumer Finance SA	0.000%	2/23/26	EUR	2,000	2,095
Santander Consumer Finance SA	0.500%	1/14/27	EUR	10,700	11,036
Telefonica Emisiones SA	5.375%	2/2/26	GBP	707	913
Telefonica Emisiones SA	1.460%	4/13/26	EUR	2,000	2,133
Telefonica Emisiones SA	1.447%	1/22/27	EUR	10,100	10,650
Telefonica Emisiones SA	2.318%	10/17/28	EUR	400	425
Telefonica Emisiones SA	1.788%	3/12/29	EUR	4,300	4,449
Telefonica Emisiones SA	5.445%	10/8/29	GBP	2,850	3,720
Telefonica Emisiones SA	2.932%	10/17/29	EUR	5,600	6,078
Telefonica Emisiones SA	0.664%	2/3/30	EUR	5,900	5,681
Telefonica Emisiones SA	2.592%	5/25/31	EUR	11,900	12,435
Telefonica Emisiones SA	1.807%	5/21/32	EUR	3,900	3,798
Telefonica Emisiones SA	1.864%	7/13/40	EUR	3,900	3,241
Telefonica Europe BV	5.875%	2/14/33	EUR	3,152	4,089
Unicaja Banco SA	1.000%	12/1/26	EUR	6,200	6,579
Unicaja Banco SA	5.125%	2/21/29	EUR	5,500	6,289
Werfen SA	4.250%	5/3/30	EUR	7,000	7,802
					1,058,916
Sweden (1.0%)
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	4,005	3,897
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	5,262	4,845
Alfa Laval Treasury International AB	0.875%	2/18/26	EUR	3,125	3,303
Alfa Laval Treasury International AB	1.375%	2/18/29	EUR	1,100	1,112
Assa Abloy AB	3.875%	9/13/30	EUR	5,385	6,045
Atlas Copco AB	0.625%	8/30/26	EUR	100	104

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Balder Finland OYJ	1.000%	1/20/29	EUR	3,000	2,909
Balder Finland OYJ	1.375%	5/24/30	EUR	1,071	997
Balder Finland OYJ	2.000%	1/18/31	EUR	2,000	1,906
Castellum Helsinki Finance Holding Abp	0.875%	9/17/29	EUR	5,609	5,281
Danske Hypotek AB	1.000%	12/17/25	SEK	268,000	24,777
Danske Hypotek AB	3.500%	12/20/28	SEK	250,000	24,334
EQT AB	2.375%	4/6/28	EUR	3,500	3,682
EQT AB	2.875%	4/6/32	EUR	5,400	5,484
Essity AB	1.625%	3/30/27	EUR	822	866
Essity AB	0.250%	2/8/31	EUR	5,684	5,390
Fastighets AB Balder	1.125%	1/29/27	EUR	3,300	3,415
Fastighets AB Balder	1.250%	1/28/28	EUR	1,257	1,263
Heimstaden Bostad AB	1.125%	1/21/26	EUR	2,000	2,114
Heimstaden Bostad Treasury BV	1.375%	3/3/27	EUR	4,952	5,117
Heimstaden Bostad Treasury BV	1.000%	4/13/28	EUR	13,933	13,783
Heimstaden Bostad Treasury BV	1.375%	7/24/28	EUR	3,000	2,977
Investor AB	0.375%	10/29/35	EUR	4,500	3,524
Investor AB	1.500%	6/20/39	EUR	7,000	5,794
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	420,800	38,032
Lansforsakringar Hypotek AB	3.000%	9/19/29	SEK	200,000	19,060
Nordea Hypotek AB	0.500%	9/16/26	SEK	25,300	2,297
Nordea Hypotek AB	1.000%	6/16/27	SEK	390,000	35,453
Nordea Hypotek AB	3.500%	9/20/28	SEK	850,000	83,434
Sagax AB	4.375%	5/29/30	EUR	2,285	2,551
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	5,786	5,772
Sagax Euro Mtn NL BV	1.000%	5/17/29	EUR	100	97
Sandvik AB	2.125%	6/7/27	EUR	7,000	7,449
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	570,000	52,731
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	9,725	10,288
Skandinaviska Enskilda Banken AB	4.000%	11/9/26	EUR	8,000	8,862
Skandinaviska Enskilda Banken AB	0.500%	12/16/26	SEK	180,000	16,304
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	3,359	3,451
Skandinaviska Enskilda Banken AB	0.750%	8/9/27	EUR	11,000	11,272
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	597	614
Skandinaviska Enskilda Banken AB	3.750%	2/7/28	EUR	2,000	2,217
Skandinaviska Enskilda Banken AB	3.250%	5/4/28	EUR	3,500	3,882
Skandinaviska Enskilda Banken AB	3.875%	5/9/28	EUR	18,000	20,219
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	5,000	4,934
Skandinaviska Enskilda Banken AB	3.000%	11/6/28	SEK	576,000	55,967
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	4,913	4,714
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	26,000	2,244
Skandinaviska Enskilda Banken AB	5.000%	8/17/33	EUR	4,600	5,214
SKF AB	0.250%	2/15/31	EUR	2,845	2,678
Stadshypotek AB	0.375%	3/13/26	EUR	16,804	17,748
Stadshypotek AB	0.500%	6/1/26	SEK	584,000	52,780
Stadshypotek AB	0.125%	10/5/26	EUR	100	104
Stadshypotek AB	1.000%	3/1/27	SEK	268,000	24,137
Stadshypotek AB	0.750%	11/1/27	EUR	3,459	3,568
Stadshypotek AB	2.500%	12/1/27	SEK	584,000	54,970
Stadshypotek AB	2.000%	9/1/28	SEK	50,000	4,574
Stadshypotek AB	4.000%	5/2/29	SEK	500,000	49,452
Svenska Handelsbanken AB	3.750%	5/5/26	EUR	7,000	7,714
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	9,958	10,277
Svenska Handelsbanken AB	0.125%	11/3/26	EUR	13,603	14,027
Svenska Handelsbanken AB	3.375%	2/17/28	EUR	6,000	6,627
Svenska Handelsbanken AB	1.375%	2/23/29	EUR	13,500	13,659
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	4,913	4,651
Svenska Handelsbanken AB	4.625%	8/23/32	GBP	4,000	5,009
Svenska Handelsbanken AB	3.750%	2/15/34	EUR	8,000	8,970
Svenska Handelsbanken AB	5.000%	8/16/34	EUR	1,176	1,345
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	59,000	5,504
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	382	399
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	300,000	26,814
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/32	EUR	36,000	36,439
Swedbank AB	0.250%	11/2/26	EUR	16,767	17,368
Swedbank AB	1.300%	2/17/27	EUR	10,000	10,477
Swedbank AB	0.300%	5/20/27	EUR	23,262	24,272
Swedbank AB	2.100%	5/25/27	EUR	10,000	10,698
Swedbank AB	1.375%	12/8/27	GBP	6,100	7,308
Swedbank AB	0.200%	1/12/28	EUR	16,759	16,634

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Swedbank AB	4.125%	11/13/28	EUR	10,000	11,351
Swedbank AB	3.625%	8/23/32	EUR	16,500	17,964
Swedbank AB	7.272%	11/15/32	GBP	3,000	4,015
Swedbank Hypotek AB	0.500%	2/5/26	EUR	4,913	5,206
Swedbank Hypotek AB	1.375%	5/31/27	EUR	16,800	17,726
Swedbank Hypotek AB	3.000%	3/15/28	SEK	200,000	18,844
Swedbank Hypotek AB	3.125%	7/5/28	EUR	20,000	22,100
Swedbank Hypotek AB	3.000%	3/28/29	SEK	1,054,500	99,925
Tele2 AB	2.125%	5/15/28	EUR	1,508	1,581
Tele2 AB	3.750%	11/22/29	EUR	2,000	2,203
Telefonaktiebolaget LM Ericsson	1.000%	5/26/29	EUR	3,800	3,698
Telia Co. AB	0.125%	11/27/30	EUR	5,255	4,775
Telia Co. AB	2.125%	2/20/34	EUR	5,961	5,878
Telia Co. AB	1.625%	2/23/35	EUR	1,100	1,017
Telia Co. AB	1.375%	5/11/81	EUR	2,100	2,206
Telia Co. AB	2.750%	6/30/83	EUR	2,000	2,083
Vattenfall AB	6.875%	4/15/39	GBP	6,457	9,347
Volvo Treasury AB	2.625%	2/20/26	EUR	5,000	5,416
Volvo Treasury AB	2.000%	8/19/27	EUR	7,600	8,036
					1,211,551
Switzerland (1.2%)
ABB Finance BV	0.000%	1/19/30	EUR	12,151	11,345
ABB Finance BV	3.375%	1/16/31	EUR	9,500	10,540
Adecco Group AG	2.378%	11/17/27	CHF	2,125	2,552
Adecco International Financial Services BV	0.125%	9/21/28	EUR	7,500	7,308
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	7,600	7,763
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	17,657	19,217
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	1,004	1,050
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	2,455	2,767
Basler Kantonalbank	0.300%	6/22/27	CHF	2,210	2,524
Cloverie plc for Zurich Insurance Co. Ltd.	1.500%	12/15/28	EUR	25,000	25,769
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	3,108	3,333
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	4,913	5,200
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	4,913	4,977
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	4,913	5,107
Givaudan Finance Europe BV	1.625%	4/22/32	EUR	4,000	3,881
Helvetia Europe SA	2.750%	9/30/41	EUR	6,257	6,195
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	1,786	1,851
Holcim Finance Luxembourg SA	0.125%	7/19/27	EUR	3,000	3,032
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	4,712	5,009
Holcim Finance Luxembourg SA	1.750%	8/29/29	EUR	5,000	5,098
Holcim Finance Luxembourg SA	0.500%	9/3/30	EUR	1,249	1,149
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	7,369	6,636
Holcim Finance Luxembourg SA	0.625%	1/19/33	EUR	4,300	3,680
Holcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	1,282	1,411
Holcim Sterling Finance Netherlands BV	2.250%	4/4/34	GBP	1,100	1,088
Lonza Finance International NV	3.875%	4/24/36	EUR	7,000	7,740
Luzerner Kantonalbank AG	0.125%	11/25/32	CHF	700	757
Luzerner Kantonalbank AG	2.000%	11/19/38	CHF	17,000	22,143
Novartis AG	0.625%	11/13/29	CHF	6,355	7,296
Novartis AG	1.050%	5/11/35	CHF	3,000	3,478
Novartis Finance SA	1.625%	11/9/26	EUR	2,457	2,625
Novartis Finance SA	0.000%	9/23/28	EUR	17,000	16,625
Novartis Finance SA	1.375%	8/14/30	EUR	8,956	8,968
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	3,920	4,521
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	5,835	6,922
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	5,245	6,019
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	1,475	1,780
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	10,080	11,550
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	985	1,186
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	4/27/27	CHF	7,500	8,844
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	12,250	14,055
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/27	CHF	18,725	21,270
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/12/27	CHF	10,000	11,410
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	1/21/28	CHF	5,000	5,925
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	3,920	4,496
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	2,455	2,803
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	13,720	15,495
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	7,355	8,467

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	12/1/28	CHF	15,000	18,240
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	29,435	33,653
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	3,680	4,116
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	7,355	8,393
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	985	1,169
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/29	CHF	46,990	52,223
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/30	CHF	43,885	48,671
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	4,900	5,498
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	985	1,191
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.625%	2/14/31	CHF	25,000	32,040
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/19/31	CHF	15,000	16,570
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	1,720	1,961
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	6/20/31	CHF	20,000	22,049
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	4,535	4,996
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	13,275	16,408
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/31	CHF	7,490	8,205
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	3,680	4,296
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	5,000	6,376
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	8,285	9,018
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	2,455	2,777
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	8,575	10,480
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	9/6/33	CHF	5,000	6,075
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/34	CHF	12,500	14,177
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/35	CHF	10,000	11,169
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	985	1,131
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	2,455	2,700
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	1,990	2,084
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	1,965	2,172
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	2,700	3,078
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	9/25/37	CHF	10,000	13,329
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/38	CHF	1,400	1,463
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	1/28/39	CHF	7,500	9,420
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	4,065	4,272
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	2,455	3,020
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	3/15/41	CHF	17,780	18,213
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	4,045	4,273
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	4,900	4,942
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	1/25/45	CHF	5,000	5,838
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	6/24/50	CHF	7,500	10,415
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	7,030	8,103
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	3,430	4,029
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	4,900	5,596
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	12/7/26	CHF	13,500	15,516
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	27,520	31,342
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	3,920	4,606
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	1,365	1,554
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	15,025	16,903
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	4/17/28	CHF	7,500	8,939
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	2,455	2,868
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	12,315	13,945
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	23,740	28,329
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	11,760	13,501
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	10/12/29	CHF	22,000	25,080
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	2,455	2,791
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	14,640	16,134
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	8,575	9,732
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	4,655	5,289
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	3,680	4,102
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	15,230	16,762
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	2/20/32	CHF	14,000	15,784
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	4/23/32	CHF	25,000	27,278
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	4,900	5,554
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/33	CHF	7,500	8,033
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	2,945	3,268
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.200%	10/4/34	CHF	4,665	6,044
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/35	CHF	19,000	20,308
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	7,355	7,842
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	6,370	7,068
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	5,035	5,221
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.850%	4/2/37	CHF	10,000	12,714

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.850%	7/19/38	CHF	7,500	9,608
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	2,455	2,709
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.020%	1/30/40	CHF	5,000	4,956
Richemont International Holding SA	1.000%	3/26/26	EUR	9,750	10,342
Richemont International Holding SA	1.500%	3/26/30	EUR	9,000	9,055
Richemont International Holding SA	1.125%	5/26/32	EUR	3,684	3,472
Richemont International Holding SA	2.000%	3/26/38	EUR	7,550	6,924
Richemont International Holding SA	1.625%	5/26/40	EUR	7,913	6,621
Sika Capital BV	3.750%	5/3/30	EUR	11,000	12,257
SIX Finance Luxembourg SA	0.000%	12/2/25	EUR	5,400	5,679
Swiss Life Finance I AG	3.250%	8/31/29	EUR	10,500	11,479
Swisscom Finance BV	3.500%	11/29/31	EUR	2,500	2,775
Swisscom Finance BV	3.625%	11/29/36	EUR	5,000	5,527
Swisscom Finance BV	3.875%	5/29/44	EUR	2,500	2,779
UBS AG	1.125%	12/15/25	GBP	3,000	3,707
UBS AG	0.250%	1/5/26	EUR	10,800	11,387
UBS AG	1.500%	4/10/26	EUR	382	407
UBS AG	5.500%	8/20/26	EUR	12,246	13,907
UBS AG	0.250%	9/1/28	EUR	10,000	9,786
UBS AG	0.500%	3/31/31	EUR	13,200	12,053
UBS Group AG	1.250%	9/1/26	EUR	4,959	5,236
UBS Group AG	0.250%	11/3/26	EUR	5,000	5,283
UBS Group AG	1.000%	6/24/27	EUR	3,988	4,191
UBS Group AG	7.000%	9/30/27	GBP	2,500	3,310
UBS Group AG	0.650%	1/14/28	EUR	17,725	18,216
UBS Group AG	0.250%	2/24/28	EUR	18,784	18,574
UBS Group AG	2.250%	6/9/28	GBP	8,521	10,168
UBS Group AG	0.250%	11/5/28	EUR	10,959	10,908
UBS Group AG	7.750%	3/1/29	EUR	18,000	22,194
UBS Group AG	0.650%	9/10/29	EUR	7,241	6,941
UBS Group AG	2.125%	11/15/29	GBP	500	570
UBS Group AG	4.375%	1/11/31	EUR	4,000	4,524
UBS Group AG	0.875%	11/3/31	EUR	12,176	11,076
UBS Group AG	4.750%	3/17/32	EUR	13,000	15,039
UBS Group AG	2.875%	4/2/32	EUR	13,000	13,505
UBS Group AG	0.625%	1/18/33	EUR	2,900	2,486
UBS Group AG	0.625%	2/24/33	EUR	3,000	2,575
UBS Group AG	4.125%	6/9/33	EUR	5,000	5,598
UBS Group AG	7.375%	9/7/33	GBP	4,500	6,426
Zuercher Kantonalbank	0.250%	1/27/26	CHF	2,455	2,823
Zuercher Kantonalbank	0.125%	5/13/26	CHF	805	922
Zuercher Kantonalbank	0.300%	1/25/28	CHF	10,000	11,402
Zuercher Kantonalbank	0.100%	3/31/31	CHF	5,000	5,507
Zuercher Kantonalbank	0.000%	1/21/33	CHF	3,000	3,214
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	7,369	6,321
Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/52	GBP	4,000	4,913
					1,470,545
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	100	106
DP World Ltd.	4.250%	9/25/30	GBP	1,004	1,236
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	1,530	991
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,130	658
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	8,145	8,798
Emirates Telecommunications Group Co. PJSC	0.375%	5/17/28	EUR	2,265	2,242
First Abu Dhabi Bank PJSC	0.875%	12/9/25	GBP	1,498	1,839
First Abu Dhabi Bank PJSC	0.125%	2/16/26	EUR	9,170	9,550
MDGH GMTN RSC Ltd.	6.875%	3/14/26	GBP	225	298
MDGH GMTN RSC Ltd.	1.000%	3/10/34	EUR	2,000	1,708
					27,426
United Kingdom (2.1%)
3i Group plc	5.750%	12/3/32	GBP	2,439	3,205
3i Group plc	3.750%	6/5/40	GBP	1,300	1,290
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	3,098	3,686
AA Bond Co. Ltd.	3.250%	7/31/50	GBP	500	579
AA Bond Co. Ltd.	5.500%	7/31/50	GBP	500	634
AA Bond Co. Ltd.	8.450%	7/31/50	GBP	4,000	5,415
Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	1,000	1,335
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	777	835
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	4,219	5,397

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Affinity Water Finance plc	4.500%	3/31/36	GBP	2,231	2,514
Affordable Housing Finance plc	3.800%	5/20/44	GBP	2,457	2,708
Affordable Housing Finance plc	2.893%	8/11/45	GBP	1,307	1,236
Anchor Hanover Group	2.000%	7/21/51	GBP	4,491	2,917
Anglian Water Services Financing plc	4.500%	2/22/26	GBP	8,381	10,646
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	14,425	17,196
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,360	1,696
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	242	321
Anglian Water Services Financing plc	4.525%	8/26/32	CAD	1,500	1,047
Anglian Water Services Financing plc	6.000%	6/20/39	GBP	4,561	5,783
Anglian Water Services Financing plc	5.750%	6/7/43	GBP	2,500	3,001
Annington Funding plc	3.184%	7/12/29	GBP	4,526	5,216
Annington Funding plc	3.685%	7/12/34	GBP	3,595	3,825
Annington Funding plc	3.935%	7/12/47	GBP	6,013	5,441
Arqiva Financing plc	4.882%	12/31/32	GBP	1,121	1,405
Artesian Finance II plc	6.000%	9/30/33	GBP	1,495	1,887
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,748	3,331
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,299	1,577
Assura Financing plc	1.625%	6/30/33	GBP	1,100	1,049
Aster Treasury plc	1.405%	1/27/36	GBP	2,000	1,729
Aster Treasury plc	4.500%	12/18/43	GBP	1,319	1,482
AstraZeneca plc	0.375%	6/3/29	EUR	17,500	17,051
AstraZeneca plc	5.750%	11/13/31	GBP	1,956	2,689
Aviva plc	1.875%	11/13/27	EUR	4,906	5,182
Aviva plc	4.000%	10/2/30	CAD	1,537	1,059
Aviva plc	3.375%	12/4/45	EUR	2,908	3,155
Aviva plc	4.375%	9/12/49	GBP	1,453	1,764
Aviva plc	6.875%	11/27/53	GBP	2,300	3,085
Aviva plc	4.000%	6/3/55	GBP	1,804	1,926
Aviva plc	6.875%	5/20/58	GBP	9,223	12,146
Babcock International Group plc	1.875%	10/5/26	GBP	1,906	2,307
Babcock International Group plc	1.375%	9/13/27	EUR	217	224
Barclays plc	3.000%	5/8/26	GBP	10,065	12,591
Barclays plc	3.250%	2/12/27	GBP	4,131	5,111
Barclays plc	2.166%	6/23/27	CAD	1,591	1,109
Barclays plc	0.877%	1/28/28	EUR	9,200	9,524
Barclays plc	4.000%	6/26/29	AUD	1,000	612
Barclays plc	0.577%	8/9/29	EUR	16,052	15,781
Barclays plc	3.750%	11/22/30	GBP	2,261	2,854
Barclays plc	6.369%	1/31/31	GBP	18,000	23,972
Barclays plc	1.125%	3/22/31	EUR	5,179	5,435
Barclays plc	1.106%	5/12/32	EUR	5,552	5,158
Barclays plc	8.407%	11/14/32	GBP	7,500	10,284
Barclays plc	3.250%	1/17/33	GBP	5,100	5,544
Barclays plc	4.506%	1/31/33	EUR	17,000	19,320
Barclays plc	5.262%	1/29/34	EUR	8,000	9,551
Barclays plc	5.851%	3/21/35	GBP	4,000	5,154
Barclays plc	4.347%	5/8/35	EUR	12,000	13,450
Barclays plc	4.973%	5/31/36	EUR	7,000	7,838
BAT International Finance plc	1.250%	3/13/27	EUR	801	842
BAT International Finance plc	2.250%	6/26/28	GBP	13,500	15,692
BAT International Finance plc	2.250%	1/16/30	EUR	8,823	9,075
BAT International Finance plc	6.000%	11/24/34	GBP	2,313	2,998
BAT International Finance plc	5.750%	7/5/40	GBP	1,414	1,716
BAT International Finance plc	2.000%	3/13/45	EUR	440	339
BAT Netherlands Finance BV	3.125%	4/7/28	EUR	8,923	9,753
BAT Netherlands Finance BV	5.375%	2/16/31	EUR	2,000	2,361
Bazalgette Finance plc	2.375%	11/29/27	GBP	1,392	1,640
Beyond Housing Ltd.	2.125%	5/17/51	GBP	1,981	1,326
BG Energy Capital plc	5.125%	12/1/25	GBP	2,962	3,820
BG Energy Capital plc	2.250%	11/21/29	EUR	3,101	3,227
BG Energy Capital plc	5.000%	11/4/36	GBP	2,000	2,544
Blend Funding plc	3.459%	9/21/49	GBP	9,500	8,747
Blend Funding plc	2.922%	4/5/56	GBP	5,071	4,030
BP Capital Markets plc	2.972%	2/27/26	EUR	2,547	2,772
BP Capital Markets plc	2.274%	7/3/26	GBP	5,462	6,762
BP Capital Markets plc	2.213%	9/25/26	EUR	6,367	6,858
BP Capital Markets plc	1.573%	2/16/27	EUR	14,084	14,915
BP Capital Markets plc	0.831%	11/8/27	EUR	6,844	7,019
BP Capital Markets plc	2.519%	4/7/28	EUR	15,767	16,871

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BP Capital Markets plc	2.822%	4/7/32	EUR	14,599	15,228
	BP Capital Markets plc	1.104%	11/15/34	EUR	8,300	7,106
	BP Capital Markets plc	5.773%	5/25/38	GBP	5,000	6,585
	BP Capital Markets plc	3.250%	Perpetual	EUR	7,471	8,056
	BP Capital Markets plc	3.625%	Perpetual	EUR	9,089	9,699
	BP Capital Markets plc	4.250%	Perpetual	GBP	4,913	6,113
	BPHA Finance plc	4.816%	4/11/44	GBP	987	1,138
	British American Tobacco plc	3.000%	Perpetual	EUR	4,200	4,462
	British American Tobacco plc	3.750%	Perpetual	EUR	6,800	7,102
	British Land Co. plc	2.375%	9/14/29	GBP	913	1,024
	British Telecommunications plc	1.750%	3/10/26	EUR	1,720	1,839
	British Telecommunications plc	1.500%	6/23/27	EUR	10,113	10,624
	British Telecommunications plc	5.750%	12/7/28	GBP	474	632
	British Telecommunications plc	1.125%	9/12/29	EUR	3,000	2,989
	British Telecommunications plc	3.125%	11/21/31	GBP	800	904
	British Telecommunications plc	3.375%	8/30/32	EUR	1,500	1,637
	British Telecommunications plc	4.250%	1/6/33	EUR	3,000	3,443
	British Telecommunications plc	6.375%	6/23/37	GBP	2,585	3,516
	British Telecommunications plc	5.750%	2/13/41	GBP	2,000	2,530
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	2,980	3,722
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	957	843
	BUPA Finance plc	5.000%	12/8/26	GBP	2,501	3,197
	Cadent Finance plc	2.125%	9/22/28	GBP	5,323	6,190
	Cadent Finance plc	0.625%	3/19/30	EUR	12,317	11,524
	Cadent Finance plc	0.750%	3/11/32	EUR	857	759
	Cadent Finance plc	2.250%	10/10/35	GBP	8,078	7,498
	Cadent Finance plc	2.625%	9/22/38	GBP	1,990	1,775
	Cadent Finance plc	3.125%	3/21/40	GBP	3,553	3,275
	Cadent Finance plc	2.750%	9/22/46	GBP	502	392
	Cardiff University	3.000%	12/7/55	GBP	1,004	841
	Catalyst Housing Ltd.	3.125%	10/31/47	GBP	1,491	1,273
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	4,062	3,910
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	15,276	13,527
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	5,296	4,209
	Centrica plc	4.375%	3/13/29	GBP	8,324	10,415
	Centrica plc	7.000%	9/19/33	GBP	2,455	3,495
	Centrica plc	4.250%	9/12/44	GBP	6,567	6,815
	Chancellor Masters & Scholars of The University of Cambridge	3.750%	10/17/52	GBP	406	414
	Chancellor Masters & Scholars of The University of Cambridge	2.350%	6/27/78	GBP	1,452	986
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,336	3,805
	Church Commissioners for England	3.625%	7/14/52	GBP	2,000	1,924
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,390	3,557
	Circle Anglia Social Housing plc	5.200%	3/2/44	GBP	1,000	1,193
	Citizen Treasury plc	3.250%	10/20/48	GBP	4,322	3,759
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	200	203
	CK Hutchison Europe Finance 21 Ltd.	0.750%	11/2/29	EUR	3,200	3,068
	CK Hutchison Europe Finance 21 Ltd.	1.000%	11/2/33	EUR	3,100	2,681
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	105
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	5,457	6,381
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	100	100
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	7,867	7,299
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,591	1,489
	Clarion Funding plc	2.625%	1/18/29	GBP	802	937
	Clarion Funding plc	1.250%	11/13/32	GBP	2,900	2,758
	Clarion Funding plc	1.875%	1/22/35	GBP	3,000	2,793
	Clarion Funding plc	3.125%	4/19/48	GBP	2,076	1,785
	Close Brothers Finance plc	1.625%	12/3/30	GBP	5,000	4,856
	Clydesdale Bank plc	4.625%	6/8/26	GBP	6,367	8,188
	Coca-Cola Europacific Partners plc	1.750%	3/27/26	EUR	5,916	6,337
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	2,547	2,669
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	6,684	6,496
	Coca-Cola Europacific Partners plc	1.875%	3/18/30	EUR	2,500	2,560
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	4,136	3,801
	Compass Group Finance Netherlands BV	1.500%	9/5/28	EUR	4,000	4,135
	Compass Group plc	2.000%	7/3/29	GBP	3,072	3,540
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,039	1,096
	Coventry Building Society	2.000%	12/20/30	GBP	2,062	2,187
	CPUK Finance Ltd.	5.876%	8/28/27	GBP	1,000	1,291
[1,4]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	100	131
	Dali Capital plc	4.799%	12/21/37	GBP	200	230

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,510	1,949
	Derwent London plc	1.875%	11/17/31	GBP	1,400	1,439
	Diageo Capital BV	0.125%	9/28/28	EUR	700	686
	Diageo Finance plc	2.875%	3/27/29	GBP	5,000	6,020
	Diageo Finance plc	2.500%	3/27/32	EUR	8,569	8,924
	Diageo Finance plc	1.250%	3/28/33	GBP	2,459	2,412
	Diageo Finance plc	2.750%	6/8/38	GBP	11,000	10,816
	Direct Line Insurance Group plc	4.000%	6/5/32	GBP	1,000	1,089
	DS Smith plc	0.875%	9/12/26	EUR	4,981	5,194
	DS Smith plc	4.500%	7/27/30	EUR	5,000	5,687
	DWR Cymru Financing UK plc	1.625%	3/31/26	GBP	1,893	2,309
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	125	164
	DWR Cymru Financing UK plc	1.375%	3/31/33	GBP	500	469
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	5,182	4,847
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	1,217	1,162
	Eastern Power Networks plc	2.125%	11/25/33	GBP	1,500	1,506
	Eastern Power Networks plc	1.875%	6/1/35	GBP	2,000	1,860
	Eastern Power Networks plc	6.250%	11/12/36	GBP	6,000	8,242
	easyJet FinCo BV	1.875%	3/3/28	EUR	7,000	7,255
	Electricity North West Ltd.	8.875%	3/25/26	GBP	977	1,320
	EMH Treasury plc	4.500%	1/29/44	GBP	449	499
[1]	Eversholt Funding plc	6.697%	2/22/35	GBP	678	916
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	6,635	6,659
	FIL Ltd.	2.500%	11/4/26	EUR	1,337	1,431
	Flagship Finance plc	1.875%	7/14/61	GBP	1,254	725
	Futures Treasury plc	3.375%	2/8/44	GBP	1,306	1,234
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	8,800	11,499
	Gatwick Funding Ltd.	2.500%	4/15/32	GBP	200	226
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	4,052	5,225
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	2,141	2,023
	Gatwick Funding Ltd.	3.250%	2/26/50	GBP	2,100	1,806
	Genfinance II plc	6.064%	12/21/39	GBP	2,863	3,794
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	9,369	9,960
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	100	105
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	1,860	2,326
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	12,276	14,023
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	7,302	7,452
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	3,579	4,767
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	13,189	12,514
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	567	814
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	2,116	2,695
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	3,217	3,556
	Global Switch Finance BV	1.375%	10/7/30	EUR	2,800	2,829
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	100	107
	Grainger plc	3.000%	7/3/30	GBP	900	1,007
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	2,955	3,390
[1]	Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	131	178
[1]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	295	363
	Greene King Finance plc	5.318%	9/15/31	GBP	177	224
	Greene King Finance plc	5.106%	3/15/34	GBP	403	502
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	369	434
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	2,242	2,301
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	100	61
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	627	696
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	2,686	2,796
	Heathrow Funding Ltd.	2.625%	3/16/28	GBP	8,000	9,399
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	2,888	3,832
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	8,232	5,728
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	2,457	2,838
	Heathrow Funding Ltd.	1.500%	2/11/32	EUR	10,504	10,381
	Heathrow Funding Ltd.	1.125%	10/8/32	EUR	19,400	18,443
	Heathrow Funding Ltd.	3.661%	1/13/33	CAD	2,100	1,455
	Heathrow Funding Ltd.	6.450%	12/10/33	GBP	1,527	2,068
	Heathrow Funding Ltd.	3.726%	4/13/35	CAD	3,893	2,621
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	1,696	1,574
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	10,731	13,742
	Heathrow Funding Ltd.	4.625%	10/31/48	GBP	1,228	1,324
	Heathrow Funding Ltd.	2.750%	8/9/51	GBP	429	332
	Hexagon Housing Association Ltd.	3.625%	4/22/48	GBP	900	800
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	3,324	3,905

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Home Group Ltd.	3.125%	3/27/43	GBP	1,004	906
[1]	Housing & Care 21	3.288%	11/8/49	GBP	2,264	2,001
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	Perpetual	GBP	62	83
	HSBC Holdings plc	2.256%	11/13/26	GBP	3,234	4,047
	HSBC Holdings plc	3.019%	6/15/27	EUR	5,400	5,861
	HSBC Holdings plc	1.750%	7/24/27	GBP	9,029	10,977
	HSBC Holdings plc	4.752%	3/10/28	EUR	10,000	11,243
	HSBC Holdings plc	3.000%	7/22/28	GBP	19,044	23,146
	HSBC Holdings plc	2.625%	8/16/28	GBP	1,510	1,783
	HSBC Holdings plc	0.641%	9/24/29	EUR	6,062	5,948
	HSBC Holdings plc	3.000%	5/29/30	GBP	4,815	5,624
	HSBC Holdings plc	6.800%	9/14/31	GBP	5,000	6,873
	HSBC Holdings plc	4.787%	3/10/32	EUR	13,000	15,026
	HSBC Holdings plc	6.364%	11/16/32	EUR	17,000	19,857
	HSBC Holdings plc	4.856%	5/23/33	EUR	13,000	15,225
	HSBC Holdings plc	8.201%	11/16/34	GBP	8,500	11,963
	HSBC Holdings plc	7.000%	4/7/38	GBP	5,950	8,175
	HSBC Holdings plc	6.000%	3/29/40	GBP	3,752	4,735
	Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	54	66
	Hyde Housing Association Ltd.	1.750%	8/18/55	GBP	4,920	2,760
	IG Group Holdings plc	3.125%	11/18/28	GBP	2,000	2,271
	Imperial Brands Finance Netherlands BV	5.250%	2/15/31	EUR	4,200	4,897
	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	4,947	4,483
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	217	237
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	7,595	8,128
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	3,730	4,524
	Inchcape plc	6.500%	6/9/28	GBP	4,000	5,263
	Incommunities Treasury plc	3.250%	3/21/49	GBP	2,499	2,192
	Informa plc	3.125%	7/5/26	GBP	919	1,144
	Informa plc	1.250%	4/22/28	EUR	5,000	5,093
	InterContinental Hotels Group plc	2.125%	8/24/26	GBP	2,000	2,438
	InterContinental Hotels Group plc	2.125%	5/15/27	EUR	1,500	1,596
	InterContinental Hotels Group plc	3.375%	10/8/28	GBP	2,000	2,408
	Intermediate Capital Group plc	1.625%	2/17/27	EUR	3,600	3,728
	International Consolidated Airlines Group SA	3.750%	3/25/29	EUR	7,000	7,637
	International Distribution Services plc	1.250%	10/8/26	EUR	2,457	2,572
	Jigsaw Funding plc	3.375%	5/5/52	GBP	1,087	962
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	1,719	2,204
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	2,685	2,460
	Land Securities Capital Markets plc	2.375%	3/29/29	GBP	382	462
	Land Securities Capital Markets plc	2.399%	2/8/31	GBP	2,400	2,783
	Land Securities Capital Markets plc	2.625%	9/22/39	GBP	1,996	1,938
	Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,787	1,329
	Leeds Building Society	1.500%	3/16/27	GBP	1,724	2,119
	Leeds Building Society	1.375%	10/6/27	GBP	7,606	8,857
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,413	4,623
	Legal & General Group plc	5.125%	11/14/48	GBP	2,452	3,113
	Legal & General Group plc	4.500%	11/1/50	GBP	4,400	5,261
	Legal & General Group plc	5.500%	6/27/64	GBP	3,158	3,804
	Libra Longhurst Group Treasury No. 2 plc	3.250%	5/15/43	GBP	2,603	2,381
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	912	1,114
	LiveWest Treasury plc	1.875%	2/18/56	GBP	1,100	638
	Lloyds Bank Corporate Markets plc	2.375%	4/9/26	EUR	5,000	5,400
	Lloyds Bank Corporate Markets plc	4.125%	5/30/27	EUR	5,000	5,592
	Lloyds Bank plc	0.125%	6/18/26	EUR	4,913	5,131
	Lloyds Bank plc	4.875%	3/30/27	GBP	1,491	1,928
	Lloyds Bank plc	6.000%	2/8/29	GBP	5,072	6,862
	Lloyds Bank plc	0.125%	9/23/29	EUR	19,550	18,741
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	2,440	1,557
	Lloyds Banking Group plc	3.125%	8/24/30	EUR	8,500	9,096
	Lloyds Banking Group plc	4.750%	9/21/31	EUR	5,000	5,765
	Lloyds Banking Group plc	1.985%	12/15/31	GBP	2,000	2,405
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	10,455	11,177
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	3,486	4,226
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	2,028	2,413
	London & Quadrant Housing Trust	2.250%	7/20/29	GBP	3,200	3,604
	London & Quadrant Housing Trust	2.125%	3/31/32	GBP	2,800	2,895
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	100	121
	London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	504
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	2,500	3,099

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	1,815	1,714
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	868	709
	London Power Networks plc	6.125%	6/7/27	GBP	238	316
	London Power Networks plc	2.625%	3/1/29	GBP	1,500	1,764
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	6,502	6,833
	London Stock Exchange Group plc	1.625%	4/6/30	GBP	3,000	3,292
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	53	67
	Lseg Netherlands BV	0.750%	4/6/33	EUR	6,062	5,323
	M&G plc	5.625%	10/20/51	GBP	4,796	5,943
	M&G plc	5.560%	7/20/55	GBP	4,523	5,345
	M&G plc	6.340%	12/19/63	GBP	2,590	3,151
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	5,004	6,184
	Manchester Airport Group Funding plc	6.125%	9/30/41	GBP	1,577	2,098
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	1,906	1,586
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	2,635	2,154
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	364	441
[1,5]	Merseylink Issuer plc	3.842%	3/31/43	GBP	100	113
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	1,004	1,004
	Metropolitan Housing Trust Ltd.	1.875%	7/28/36	GBP	600	530
	Moat Homes Finance plc	5.000%	9/23/41	GBP	1,035	1,244
	Morhomes plc	3.400%	2/19/40	GBP	913	921
	Motability Operations Group plc	0.375%	1/3/26	EUR	3,828	4,044
	Motability Operations Group plc	4.375%	2/8/27	GBP	4,181	5,327
	Motability Operations Group plc	0.125%	7/20/28	EUR	11,556	11,319
	Motability Operations Group plc	1.750%	7/3/29	GBP	4,806	5,436
	Motability Operations Group plc	3.625%	7/24/29	EUR	10,000	11,063
	Motability Operations Group plc	5.625%	11/29/30	GBP	1,004	1,339
	Motability Operations Group plc	3.500%	7/17/31	EUR	5,000	5,454
	Motability Operations Group plc	2.375%	3/14/32	GBP	582	628
	Motability Operations Group plc	3.875%	1/24/34	EUR	4,000	4,422
	Motability Operations Group plc	3.625%	3/10/36	GBP	4,400	4,837
	Motability Operations Group plc	2.375%	7/3/39	GBP	7,000	6,228
	Motability Operations Group plc	1.500%	1/20/41	GBP	5,000	3,704
	Motability Operations Group plc	2.125%	1/18/42	GBP	5,365	4,360
	Motability Operations Group plc	4.875%	1/17/43	GBP	4,000	4,670
	Motability Operations Group plc	5.750%	9/11/48	GBP	2,200	2,835
	Motability Operations Group plc	5.750%	6/17/51	GBP	4,000	5,085
	Motability Operations Group plc	5.625%	1/24/54	GBP	1,000	1,255
	Myriad Capital plc	4.750%	12/20/43	GBP	500	562
	National Gas Transmission plc	4.250%	4/5/30	EUR	2,500	2,806
	National Gas Transmission plc	1.125%	1/14/33	GBP	1,500	1,377
	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	EUR	2,000	2,202
	National Grid Electricity Distribution East Midlands plc	1.750%	9/9/31	GBP	1,000	1,027
	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/32	EUR	5,900	6,607
	National Grid Electricity Distribution plc	3.500%	10/16/26	GBP	19,097	23,900
	National Grid Electricity Distribution South Wales plc	1.625%	10/7/35	GBP	2,486	2,179
	National Grid Electricity Distribution South Wales plc	5.750%	3/23/40	GBP	1,100	1,386
	National Grid Electricity Distribution South West plc	5.875%	3/25/27	GBP	1,073	1,399
	National Grid Electricity Distribution South West plc	5.750%	3/23/40	GBP	850	1,077
	National Grid Electricity Distribution South West plc	5.818%	7/31/41	GBP	6,000	7,699
	National Grid Electricity Distribution West Midlands plc	5.750%	4/16/32	GBP	2,728	3,563
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	2,096	2,525
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	2,764	1,844
	National Grid Electricity Transmission plc	5.221%	9/16/31	CAD	2,700	2,032
	National Grid Electricity Transmission plc	0.823%	7/7/32	EUR	3,200	2,865
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	2,818	2,364
	National Grid Electricity Transmission plc	0.872%	11/26/40	EUR	1,600	1,161
	National Grid plc	2.179%	6/30/26	EUR	1,000	1,073
	National Grid plc	0.163%	1/20/28	EUR	13,000	12,876
	National Grid plc	0.553%	9/18/29	EUR	16,607	15,865
	National Grid plc	2.949%	3/30/30	EUR	6,300	6,692
	National Grid plc	0.750%	9/1/33	EUR	1,100	936
	National Grid plc	3.245%	3/30/34	EUR	3,000	3,133
	National Grid plc	4.275%	1/16/35	EUR	10,900	12,331
	Nationwide Building Society	5.625%	1/28/26	GBP	777	1,013
	Nationwide Building Society	3.000%	5/6/26	GBP	9,866	12,390
	Nationwide Building Society	0.625%	3/25/27	EUR	21,095	21,901
	Nationwide Building Society	3.250%	1/20/28	GBP	7,493	9,214
	Nationwide Building Society	3.625%	3/15/28	EUR	12,500	14,008
	Nationwide Building Society	0.250%	9/14/28	EUR	6,194	6,046

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Nationwide Building Society	2.250%	6/25/29	EUR	2,457	2,613
	Nationwide Building Society	3.250%	9/5/29	EUR	5,000	5,457
	Nationwide Building Society	1.375%	6/29/32	EUR	7,821	7,655
	NatWest Group plc	3.125%	3/28/27	GBP	2,908	3,646
	NatWest Group plc	2.057%	11/9/28	GBP	2,800	3,302
	NatWest Group plc	3.619%	3/29/29	GBP	9,400	11,529
	NatWest Group plc	0.670%	9/14/29	EUR	17,400	17,125
	NatWest Group plc	3.673%	8/5/31	EUR	10,000	10,986
	NatWest Group plc	1.043%	9/14/32	EUR	10,000	10,123
	NatWest Group plc	7.416%	6/6/33	GBP	4,000	5,409
	NatWest Markets plc	0.125%	6/18/26	EUR	10,000	10,410
	NatWest Markets plc	1.375%	3/2/27	EUR	19,100	20,080
	NatWest Markets plc	5.899%	8/23/28	AUD	14,320	9,618
	NatWest Markets plc	3.625%	1/9/29	EUR	10,600	11,778
[4]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	4,367	5,577
[4]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	2,046	2,655
	NewRiver REIT plc	3.500%	3/7/28	GBP	913	1,088
	Next Group plc	3.625%	5/18/28	GBP	6,459	7,961
	NIE Finance plc	6.375%	6/2/26	GBP	2,000	2,633
	NIE Finance plc	5.875%	12/1/32	GBP	2,000	2,666
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	59	75
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	1,465	1,757
	Northern Powergrid Northeast plc	3.250%	4/1/52	GBP	500	430
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	742	936
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	922	575
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	3,415	4,076
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	100	118
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,266	1,583
	Northumbrian Water Finance plc	6.375%	10/28/34	GBP	6,000	7,879
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	264	295
	Notting Hill Genesis	3.750%	12/20/32	GBP	2,637	3,039
	Notting Hill Genesis	2.000%	6/3/36	GBP	319	285
	Notting Hill Genesis	5.250%	7/7/42	GBP	777	931
	Notting Hill Genesis	3.250%	10/12/48	GBP	100	87
	Notting Hill Genesis	4.375%	2/20/54	GBP	2,142	2,215
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	196	255
	Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	6,896	7,095
	Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	2,231	2,175
	Omnicom Finance Holdings plc	3.700%	3/6/32	EUR	5,000	5,495
	Onward Homes Ltd.	2.125%	3/25/53	GBP	2,000	1,280
	Optivo Finance plc	2.857%	10/7/35	GBP	2,500	2,486
	Optivo Finance plc	5.250%	3/13/43	GBP	4,050	4,840
	Orbit Capital plc	2.000%	11/24/38	GBP	1,500	1,276
	Orbit Capital plc	3.500%	3/24/45	GBP	1,090	1,039
	Orbit Capital plc	3.375%	6/14/48	GBP	126	113
	Paradigm Homes Charitable Housing Assn. Ltd.	2.250%	5/20/51	GBP	2,923	2,046
	Paragon Treasury plc	2.000%	5/7/36	GBP	2,091	1,849
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	1,004	936
	Peabody Capital No. 2 plc	2.750%	3/2/34	GBP	1,000	1,029
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	1,700	1,827
	Peabody Capital plc	5.250%	3/17/43	GBP	2,750	3,337
	Pearson Funding plc	3.750%	6/4/30	GBP	1,293	1,544
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	777	684
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	5,680	7,064
	Pension Insurance Corp. plc	4.625%	5/7/31	GBP	2,000	2,340
	Pension Insurance Corp. plc	8.000%	11/13/33	GBP	2,300	3,199
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	10,234	11,382
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	5,981	7,644
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	1,319	1,644
	Places For People Treasury plc	2.875%	8/17/26	GBP	2,700	3,332
	Places For People Treasury plc	6.250%	12/6/41	GBP	1,200	1,578
	Platform HG Financing plc	1.625%	8/10/55	GBP	2,452	1,328
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	1,455	1,943
	PRS Finance plc	1.750%	11/24/26	GBP	8,516	10,359
	PRS Finance plc	2.000%	1/23/29	GBP	8,669	10,083
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,321	2,684
	RAC Bond Co. plc	4.870%	5/6/46	GBP	1,455	1,856
	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	2,457	2,569
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	8,404	8,058
	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	2,141	2,194

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	RELX Finance BV	0.500%	3/10/28	EUR	9,369	9,411
	RELX Finance BV	3.750%	6/12/31	EUR	8,333	9,308
	RELX Finance BV	0.875%	3/10/32	EUR	1,892	1,740
	Rentokil Initial Finance BV	3.875%	6/27/27	EUR	7,500	8,283
	Rentokil Initial Finance BV	4.375%	6/27/30	EUR	3,000	3,351
	Rio Tinto Finance plc	4.000%	12/11/29	GBP	400	499
	Riverside Finance plc	3.875%	12/5/44	GBP	1,093	1,051
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,544	2,026
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	5,829	6,170
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,829	2,369
	Rothesay Life plc	3.375%	7/12/26	GBP	5,484	6,850
	Rothesay Life plc	7.734%	5/16/33	GBP	7,700	10,610
	Rothesay Life plc	7.019%	12/10/34	GBP	12,000	15,887
	Sage Group plc	1.625%	2/25/31	GBP	5,392	5,611
	Sanctuary Capital plc	6.697%	3/23/39	GBP	3,048	4,396
	Sanctuary Capital plc	5.000%	4/26/47	GBP	2,057	2,413
	Sanctuary Capital plc	2.375%	4/14/50	GBP	5,452	3,975
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	8,099	10,272
	Santander UK Group Holdings plc	2.421%	1/17/29	GBP	3,000	3,542
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	13,042	12,754
	Santander UK plc	5.750%	3/2/26	GBP	2,843	3,706
	Santander UK plc	1.125%	3/12/27	EUR	10,000	10,502
	Santander UK plc	5.250%	2/16/29	GBP	4,696	6,173
	Santander UK plc	3.875%	10/15/29	GBP	7,552	9,188
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	281	349
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	1,655	2,047
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	502	606
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	200	194
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	2,000	2,683
	Segro Capital Sarl	0.500%	9/22/31	EUR	4,276	3,797
	Segro plc	2.375%	10/11/29	GBP	642	733
	Segro plc	2.875%	10/11/37	GBP	1,600	1,575
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,688	3,405
	Severn Trent Utilities Finance plc	6.250%	6/7/29	GBP	1,000	1,335
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,687	1,846
	Severn Trent Utilities Finance plc	4.625%	11/30/34	GBP	4,000	4,774
	Severn Trent Utilities Finance plc	5.250%	4/4/36	GBP	3,700	4,598
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	542	430
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	8,649	9,977
	Sky Ltd.	2.250%	11/17/25	EUR	200	216
	Sky Ltd.	2.500%	9/15/26	EUR	22,426	24,223
	Sky Ltd.	6.000%	5/21/27	GBP	50	66
	Sky Ltd.	4.000%	11/26/29	GBP	2,366	2,935
	Smith & Nephew plc	4.565%	10/11/29	EUR	1,000	1,145
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	238	310
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,251	1,661
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,387	1,910
	South Eastern Power Networks plc	1.750%	9/30/34	GBP	1,315	1,241
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	9,736	11,515
	Southern Gas Networks plc	1.250%	12/2/31	GBP	5,600	5,499
	Southern Gas Networks plc	3.100%	9/15/36	GBP	5,000	4,952
	Southern Gas Networks plc	6.375%	5/15/40	GBP	82	109
	Southern Housing	3.500%	10/19/47	GBP	777	697
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	11,362	13,600
	Southern Water Services Finance Ltd.	1.625%	3/30/27	GBP	4,301	4,650
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	1,464	1,867
	Southern Water Services Finance Ltd.	3.000%	5/28/37	GBP	1,500	1,310
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	50	50
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	50	53
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	100	114
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	2,455	1,781
	SP Distribution plc	5.875%	7/17/26	GBP	3,687	4,815
	SP Manweb plc	4.875%	9/20/27	GBP	100	129
	SSE plc	8.375%	11/20/28	GBP	7,518	10,848
	SSE plc	2.875%	8/1/29	EUR	5,000	5,397
	SSE plc	1.750%	4/16/30	EUR	10,000	10,085
	SSE plc	6.250%	8/27/38	GBP	3,272	4,463
	SSE plc	3.125%	Perpetual	EUR	1,000	1,067
	SSE plc	4.000%	Perpetual	EUR	6,867	7,465
	Standard Chartered plc	1.625%	10/3/27	EUR	347	367

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Standard Chartered plc	4.874%	5/10/31	EUR	5,000	5,801
	Standard Chartered plc	1.200%	9/23/31	EUR	3,000	3,112
	Standard Chartered plc	4.375%	1/18/38	GBP	1,455	1,699
	SW Finance I plc	7.000%	4/16/40	GBP	800	892
	SW Finance I plc	7.375%	12/12/41	GBP	1,000	1,138
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	411	447
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	1,005	1,201
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	261	335
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	14,958	15,780
	Tesco Corporate Treasury Services plc	1.875%	11/2/28	GBP	2,000	2,287
	Tesco Corporate Treasury Services plc	0.375%	7/27/29	EUR	10,000	9,515
	Tesco Corporate Treasury Services plc	4.250%	2/27/31	EUR	5,300	5,986
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	871	1,252
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	1,421	1,849
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	4,782	6,089
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,715	3,465
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	2,651	3,253
	THFC Funding No.2 plc	6.350%	7/8/41	GBP	1,184	1,651
	THFC Funding No.3 plc	5.200%	10/11/45	GBP	7,737	9,452
	Tritax Big Box REIT plc	1.500%	11/27/33	GBP	1,500	1,388
	Tritax EuroBox plc	0.950%	6/2/26	EUR	1,796	1,888
	Unilever Capital Corp.	3.400%	6/6/33	EUR	4,400	4,891
	Unilever Finance Netherlands BV	0.750%	2/28/26	EUR	5,600	5,934
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	4,958	5,210
	Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	7,592	7,768
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	27,413	28,211
	Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	687	688
	Unilever Finance Netherlands BV	3.250%	2/15/32	EUR	11,000	12,133
	Unilever plc	1.500%	7/22/26	GBP	100	122
	Unilever plc	1.500%	6/11/39	EUR	2,547	2,221
	UNITE Group plc	3.500%	10/15/28	GBP	1,296	1,569
	United Utilities Water Finance plc	0.875%	10/28/29	GBP	5,751	6,065
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	5,866	6,478
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	1,004	992
	United Utilities Water Finance plc	5.750%	6/26/36	GBP	7,900	10,197
	United Utilities Water Finance plc	1.875%	6/3/42	GBP	235	179
	United Utilities Water Finance plc	5.250%	1/22/46	GBP	1,000	1,175
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	3,321	4,326
	University College London	1.625%	6/4/61	GBP	2,200	1,233
	University of Leeds	3.125%	12/19/50	GBP	2,100	1,849
	University of Liverpool	3.375%	6/25/55	GBP	100	88
	University of Manchester	4.250%	7/4/53	GBP	957	1,041
	University of Oxford	2.544%	12/8/17	GBP	4,459	2,912
	Utmost Group plc	4.000%	12/15/31	GBP	2,000	2,162
	Virgin Money UK plc	4.000%	9/3/27	GBP	2,728	3,437
	Virgin Money UK plc	5.125%	12/11/30	GBP	1,555	1,993
	Vodafone Group plc	1.125%	11/20/25	EUR	12,277	13,139
	Vodafone Group plc	5.625%	12/4/25	GBP	586	759
	Vodafone Group plc	2.200%	8/25/26	EUR	2,251	2,430
	Vodafone Group plc	1.500%	7/24/27	EUR	4,401	4,625
	Vodafone Group plc	4.200%	12/13/27	AUD	4,590	2,941
	Vodafone Group plc	1.875%	11/20/29	EUR	3,195	3,309
	Vodafone Group plc	1.625%	11/24/30	EUR	5,761	5,763
	Vodafone Group plc	1.600%	7/29/31	EUR	6,110	6,019
	Vodafone Group plc	5.900%	11/26/32	GBP	7,210	9,731
	Vodafone Group plc	2.875%	11/20/37	EUR	4,654	4,697
	Vodafone Group plc	2.500%	5/24/39	EUR	10,931	10,265
	Vodafone Group plc	3.375%	8/8/49	GBP	3,709	3,179
	Vodafone Group plc	5.125%	12/2/52	GBP	3,000	3,388
	Vodafone Group plc	3.000%	8/12/56	GBP	3,848	2,853
	Vodafone International Financing DAC	4.000%	2/10/43	EUR	1,500	1,655
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	2,457	3,238
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	777	751
	Wellcome Trust Finance plc	4.625%	7/25/36	GBP	6,416	8,048
	Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,093	1,172
	Wellcome Trust Ltd.	1.500%	7/14/71	GBP	1,000	480
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	2,141	1,396
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	316	398
	Wessex Water Services Finance plc	1.250%	1/12/36	GBP	1,786	1,439
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,228	1,474

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	1,131	1,236
	WHG Treasury plc	4.250%	10/6/45	GBP	2,906	3,062
	White City Property Finance plc	5.120%	4/17/35	GBP	2,263	2,924
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	67	79
	WPP Finance 2013	2.875%	9/14/46	GBP	1,393	1,106
	WPP Finance 2017	3.750%	5/19/32	GBP	2,067	2,376
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	3,769	3,755
	WPP Finance SA	2.250%	9/22/26	EUR	100	107
	WPP Finance SA	2.375%	5/19/27	EUR	5,947	6,382
	Wrekin Housing Group Ltd.	2.500%	10/22/48	GBP	1,000	757
	Yorkshire Building Society	3.500%	4/21/26	GBP	597	755
	Yorkshire Building Society	0.010%	10/13/27	EUR	16,178	16,248
	Yorkshire Building Society	0.500%	7/1/28	EUR	6,981	6,898
	Yorkshire Building Society	3.375%	9/13/28	GBP	9,610	11,622
	Yorkshire Building Society	1.500%	9/15/29	GBP	2,786	3,126
	Yorkshire Housing Finance plc	4.125%	10/31/44	GBP	1,791	1,843
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	1,651	2,244
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	3,188	3,708
	Yorkshire Water Finance plc	5.250%	4/28/30	GBP	2,500	3,091
	Yorkshire Water Finance plc	6.375%	8/19/39	GBP	574	719
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	6,739	5,520
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	400	490
						2,596,483
United States (3.1%)
	3M Co.	1.500%	11/9/26	EUR	100	106
	3M Co.	1.750%	5/15/30	EUR	831	841
	Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	8,733	9,269
	Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	4,913	4,976
	AbbVie Inc.	0.750%	11/18/27	EUR	3,057	3,131
	AbbVie Inc.	2.625%	11/15/28	EUR	11,104	11,935
	AbbVie Inc.	2.125%	11/17/28	EUR	9,681	10,224
	AbbVie Inc.	2.125%	6/1/29	EUR	4,000	4,201
	AGCO International Holdings BV	0.800%	10/6/28	EUR	2,500	2,459
	Air Lease Corp.	5.400%	6/1/28	CAD	5,924	4,416
	Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	1,815	1,817
	Air Products and Chemicals Inc.	4.000%	3/3/35	EUR	8,800	9,981
	Altria Group Inc.	2.200%	6/15/27	EUR	6,164	6,572
	Altria Group Inc.	3.125%	6/15/31	EUR	13,820	14,413
	American Honda Finance Corp.	0.750%	11/25/26	GBP	3,234	3,845
	American Honda Finance Corp.	3.750%	10/25/27	EUR	5,000	5,542
	American Honda Finance Corp.	0.300%	7/7/28	EUR	5,100	5,015
	American Honda Finance Corp.	5.600%	9/6/30	GBP	5,750	7,562
	American International Group Inc.	1.875%	6/21/27	EUR	1,656	1,750
	American Medical Systems Europe BV	3.375%	3/8/29	EUR	9,100	9,998
	American Medical Systems Europe BV	1.625%	3/8/31	EUR	17,500	17,222
	American Medical Systems Europe BV	3.500%	3/8/32	EUR	20,800	22,756
	American Medical Systems Europe BV	1.875%	3/8/34	EUR	5,700	5,411
	American Tower Corp.	1.950%	5/22/26	EUR	9,811	10,497
	American Tower Corp.	0.450%	1/15/27	EUR	11,882	12,204
	American Tower Corp.	0.400%	2/15/27	EUR	1,857	1,904
	American Tower Corp.	0.500%	1/15/28	EUR	5,757	5,759
	American Tower Corp.	0.875%	5/21/29	EUR	7,765	7,589
	American Tower Corp.	3.900%	5/16/30	EUR	5,250	5,848
	American Tower Corp.	0.950%	10/5/30	EUR	5,998	5,648
	American Tower Corp.	4.625%	5/16/31	EUR	3,000	3,464
	American Tower Corp.	1.000%	1/15/32	EUR	5,000	4,541
	American Tower Corp.	1.250%	5/21/33	EUR	1,000	899
	American Tower Corp.	4.100%	5/16/34	EUR	8,000	8,909
	Amgen Inc.	2.000%	2/25/26	EUR	1,274	1,370
	Amgen Inc.	5.500%	12/7/26	GBP	2,186	2,849
	Amgen Inc.	4.000%	9/13/29	GBP	7,231	8,948
	Amphenol Technologies Holding GmbH	2.000%	10/8/28	EUR	2,000	2,106
	Aon Global Ltd.	2.875%	5/14/26	EUR	1,635	1,776
	Apple Inc.	0.000%	11/15/25	EUR	4,420	4,676
	Apple Inc.	3.600%	6/10/26	AUD	940	609
	Apple Inc.	2.000%	9/17/27	EUR	3,496	3,741
	Apple Inc.	1.375%	5/24/29	EUR	4,260	4,389
	Apple Inc.	0.750%	2/25/30	CHF	2,700	3,131
	Apple Inc.	0.500%	11/15/31	EUR	2,587	2,410

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Apple Inc.	3.600%	7/31/42	GBP	1,564	1,666
AT&T Inc.	1.375%	12/4/24	CHF	130	151
AT&T Inc.	3.550%	11/18/25	EUR	7,400	8,105
AT&T Inc.	4.000%	11/25/25	CAD	5,233	3,764
AT&T Inc.	4.100%	1/19/26	AUD	250	163
AT&T Inc.	0.250%	3/4/26	EUR	11,276	11,838
AT&T Inc.	2.900%	12/4/26	GBP	1,344	1,661
AT&T Inc.	5.500%	3/15/27	GBP	750	974
AT&T Inc.	1.600%	5/19/28	EUR	1,000	1,036
AT&T Inc.	4.600%	9/19/28	AUD	5,060	3,262
AT&T Inc.	2.350%	9/5/29	EUR	6,931	7,278
AT&T Inc.	4.375%	9/14/29	GBP	2,300	2,870
AT&T Inc.	2.600%	12/17/29	EUR	1,850	1,956
AT&T Inc.	0.800%	3/4/30	EUR	6,906	6,618
AT&T Inc.	3.550%	12/17/32	EUR	4,896	5,358
AT&T Inc.	5.200%	11/18/33	GBP	1,528	1,935
AT&T Inc.	4.300%	11/18/34	EUR	6,950	7,998
AT&T Inc.	2.450%	3/15/35	EUR	13,501	13,209
AT&T Inc.	3.150%	9/4/36	EUR	11,534	11,862
AT&T Inc.	2.600%	5/19/38	EUR	7,899	7,551
AT&T Inc.	1.800%	9/14/39	EUR	1,000	855
AT&T Inc.	7.000%	4/30/40	GBP	4,850	6,945
AT&T Inc.	4.250%	6/1/43	GBP	9,014	9,365
AT&T Inc.	4.875%	6/1/44	GBP	1,376	1,544
AT&T Inc.	4.850%	5/25/47	CAD	5,613	3,816
AT&T Inc.	5.100%	11/25/48	CAD	2,850	2,006
Athene Global Funding	0.366%	9/10/26	EUR	1,786	1,847
Athene Global Funding	0.832%	1/8/27	EUR	2,000	2,070
Athene Global Funding	1.750%	11/24/27	GBP	4,981	5,776
Athene Global Funding	0.625%	1/12/28	EUR	3,713	3,717
Athene Global Funding	2.470%	6/9/28	CAD	6,556	4,455
Athene Global Funding	5.113%	3/7/29	CAD	4,000	2,972
Bank of America Corp.	0.253%	6/12/26	CHF	2,700	3,095
Bank of America Corp.	4.250%	12/10/26	GBP	2,196	2,803
Bank of America Corp.	1.776%	5/4/27	EUR	10,773	11,509
Bank of America Corp.	1.978%	9/15/27	CAD	4,404	3,060
Bank of America Corp.	3.615%	3/16/28	CAD	9,098	6,497
Bank of America Corp.	1.662%	4/25/28	EUR	1,100	1,159
Bank of America Corp.	0.583%	8/24/28	EUR	16,789	17,038
Bank of America Corp.	1.667%	6/2/29	GBP	9,000	10,307
Bank of America Corp.	0.694%	3/22/31	EUR	24,233	22,869
Bank of America Corp.	3.584%	4/27/31	GBP	2,200	2,626
Bank of America Corp.	0.654%	10/26/31	EUR	27,125	25,086
Bank of America Corp.	1.102%	5/24/32	EUR	2,000	1,873
Baxter International Inc.	1.300%	5/15/29	EUR	3,595	3,589
Becton Dickinson & Co.	1.900%	12/15/26	EUR	2,833	3,022
Becton Dickinson & Co.	3.519%	2/8/31	EUR	3,734	4,090
Becton Dickinson & Co.	3.828%	6/7/32	EUR	5,000	5,548
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	13,956	14,798
Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	9,049	8,873
Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	EUR	21,100	23,332
Becton Dickinson Euro Finance Sarl	1.213%	2/12/36	EUR	3,000	2,555
Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	1,706	1,274
Berkshire Hathaway Finance Corp.	1.500%	3/18/30	EUR	16,700	16,900
Berkshire Hathaway Finance Corp.	2.000%	3/18/34	EUR	6,200	6,056
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	4,359	3,919
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	1,725	1,263
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	4,200	4,481
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	2,690,000	16,909
Berkshire Hathaway Inc.	0.437%	4/15/31	JPY	500,000	3,090
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,408	4,060
Berkshire Hathaway Inc.	0.965%	9/13/39	JPY	500,000	2,837
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	470,000	2,156
Berry Global Inc.	1.500%	1/15/27	EUR	2,786	2,913
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	502	524
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	4,938	4,988
Blackstone Holdings Finance Co. LLC	3.500%	6/1/34	EUR	2,000	2,159
Blackstone Private Credit Fund	1.750%	11/30/26	EUR	5,000	5,180
Booking Holdings Inc.	4.000%	11/15/26	EUR	5,900	6,553
Booking Holdings Inc.	0.500%	3/8/28	EUR	14,094	14,163

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Booking Holdings Inc.	3.625%	11/12/28	EUR	6,000	6,692
Booking Holdings Inc.	4.250%	5/15/29	EUR	2,000	2,281
Booking Holdings Inc.	4.500%	11/15/31	EUR	10,300	12,009
Booking Holdings Inc.	4.125%	5/12/33	EUR	10,400	11,836
Booking Holdings Inc.	4.750%	11/15/34	EUR	4,900	5,847
Booking Holdings Inc.	3.750%	3/1/36	EUR	10,000	10,959
Booking Holdings Inc.	4.000%	3/1/44	EUR	4,300	4,714
BorgWarner Inc.	1.000%	5/19/31	EUR	4,629	4,223
Boston Scientific Corp.	0.625%	12/1/27	EUR	2,434	2,471
BP Capital Markets BV	3.773%	5/12/30	EUR	5,500	6,120
BP Capital Markets BV	3.360%	9/12/31	EUR	6,000	6,479
BP Capital Markets BV	4.323%	5/12/35	EUR	3,000	3,413
BP Capital Markets BV	0.933%	12/4/40	EUR	4,459	3,107
BP Capital Markets BV	1.467%	9/21/41	EUR	981	741
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	1,906	1,784
Brown-Forman Corp.	1.200%	7/7/26	EUR	1,256	1,328
Brown-Forman Corp.	2.600%	7/7/28	GBP	4,607	5,493
Capital One Financial Corp.	1.650%	6/12/29	EUR	1,803	1,796
Cargill Inc.	3.875%	4/24/30	EUR	8,000	8,969
Carrier Global Corp.	4.500%	11/29/32	EUR	13,000	15,039
Celanese US Holdings LLC	4.777%	7/19/26	EUR	2,500	2,772
Celanese US Holdings LLC	2.125%	3/1/27	EUR	3,866	4,084
Celanese US Holdings LLC	0.625%	9/10/28	EUR	1,510	1,460
Celanese US Holdings LLC	5.337%	1/19/29	EUR	1,156	1,329
Chubb INA Holdings LLC	1.550%	3/15/28	EUR	4,535	4,704
Chubb INA Holdings LLC	0.875%	12/15/29	EUR	7,188	7,009
Chubb INA Holdings LLC	1.400%	6/15/31	EUR	2,366	2,301
Chubb INA Holdings LLC	2.500%	3/15/38	EUR	9,175	8,872
Citigroup Inc.	2.125%	9/10/26	EUR	2,637	2,827
Citigroup Inc.	1.750%	10/23/26	GBP	5,455	6,613
Citigroup Inc.	2.800%	6/25/27	JPY	199,400	1,354
Citigroup Inc.	0.500%	10/8/27	EUR	18,367	18,996
Citigroup Inc.	1.625%	3/21/28	EUR	3,000	3,105
Citigroup Inc.	5.070%	4/29/28	CAD	5,950	4,369
Citigroup Inc.	1.250%	4/10/29	EUR	1,455	1,454
Citigroup Inc.	4.500%	3/3/31	GBP	502	603
Citigroup Inc.	3.750%	5/14/32	EUR	12,000	13,134
Citigroup Inc.	6.800%	6/25/38	GBP	2,079	3,033
CNH Industrial Capital Canada Ltd.	5.500%	8/11/26	CAD	2,700	1,997
CNH Industrial Capital Canada Ltd.	4.800%	3/25/27	CAD	975	716
CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	9,454	10,148
CNH Industrial Finance Europe SA	1.750%	3/25/27	EUR	2,200	2,329
CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	7,484	7,576
Coca-Cola Co.	1.125%	3/9/27	EUR	6,412	6,749
Coca-Cola Co.	0.125%	3/9/29	EUR	2,911	2,815
Coca-Cola Co.	0.125%	3/15/29	EUR	4,600	4,444
Coca-Cola Co.	0.400%	5/6/30	EUR	8,770	8,304
Coca-Cola Co.	0.500%	3/9/33	EUR	10,629	9,330
Coca-Cola Co.	0.375%	3/15/33	EUR	8,413	7,329
Coca-Cola Co.	1.625%	3/9/35	EUR	2,750	2,568
Coca-Cola Co.	0.950%	5/6/36	EUR	3,356	2,830
Coca-Cola Co.	0.800%	3/15/40	EUR	6,413	4,812
Coca-Cola Co.	1.000%	3/9/41	EUR	3,600	2,721
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	4,957	5,232
Colgate-Palmolive Co.	0.300%	11/10/29	EUR	5,000	4,814
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,274	1,199
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	217	165
Comcast Corp.	0.000%	9/14/26	EUR	3,606	3,716
Comcast Corp.	1.500%	2/20/29	GBP	3,269	3,688
Comcast Corp.	0.250%	9/14/29	EUR	6,118	5,826
Comcast Corp.	5.500%	11/23/29	GBP	1,956	2,585
Comcast Corp.	0.750%	2/20/32	EUR	2,500	2,279
Comcast Corp.	3.250%	9/26/32	EUR	5,000	5,392
Comcast Corp.	1.875%	2/20/36	GBP	3,542	3,250
Comcast Corp.	3.550%	9/26/36	EUR	10,000	10,818
Comcast Corp.	1.250%	2/20/40	EUR	3,702	2,968
Corning Inc.	0.992%	8/10/27	JPY	870,000	5,530
CRH Finance DAC	1.375%	10/18/28	EUR	733	748
CRH Finance UK plc	4.125%	12/2/29	GBP	2,773	3,464
CRH Funding BV	1.625%	5/5/30	EUR	5,603	5,591

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CRH SMW Finance DAC	1.250%	11/5/26	EUR	11,216	11,801
CRH SMW Finance DAC	4.000%	7/11/31	EUR	9,941	11,197
Danaher Corp.	2.500%	3/30/30	EUR	5,790	6,127
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	7,504	7,873
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	19,631	19,679
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	10,985	10,190
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	7,275	5,917
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	1,108	847
Digital Dutch Finco BV	1.500%	3/15/30	EUR	11,000	10,759
Digital Dutch Finco BV	1.250%	2/1/31	EUR	6,684	6,306
Digital Dutch Finco BV	1.000%	1/15/32	EUR	4,000	3,618
Digital Intrepid Holding BV	0.625%	7/15/31	EUR	8,108	7,201
Digital Intrepid Holding BV	1.375%	7/18/32	EUR	3,000	2,746
Digital Stout Holding LLC	3.300%	7/19/29	GBP	4,938	5,816
Digital Stout Holding LLC	3.750%	10/17/30	GBP	10,906	12,877
Discovery Communications LLC	1.900%	3/19/27	EUR	8,701	9,228
Dover Corp.	1.250%	11/9/26	EUR	10,890	11,436
Dover Corp.	0.750%	11/4/27	EUR	3,100	3,154
Dow Chemical Co.	0.500%	3/15/27	EUR	13,778	14,115
Dow Chemical Co.	1.125%	3/15/32	EUR	9,000	8,286
Duke Energy Corp.	3.100%	6/15/28	EUR	5,450	5,900
Duke Energy Corp.	3.750%	4/1/31	EUR	15,850	17,315
DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,903	2,893
DXC Capital Funding DAC	0.950%	9/15/31	EUR	4,171	3,643
DXC Technology Co.	1.750%	1/15/26	EUR	7,863	8,393
Eaton Capital UnLtd Co.	0.577%	3/8/30	EUR	3,100	2,979
Eli Lilly & Co.	2.125%	6/3/30	EUR	8,602	9,001
Eli Lilly & Co.	0.500%	9/14/33	EUR	4,000	3,518
Eli Lilly & Co.	1.700%	11/1/49	EUR	11,098	8,625
Eli Lilly & Co.	1.375%	9/14/61	EUR	3,000	1,819
Emerson Electric Co.	2.000%	10/15/29	EUR	1,004	1,040
Equinix Europe 2 Financing Corp. LLC	3.650%	9/3/33	EUR	5,000	5,442
Equinix Inc.	0.250%	3/15/27	EUR	2,086	2,129
Euronet Worldwide Inc.	1.375%	5/22/26	EUR	3,144	3,301
Experian Europe DAC	1.560%	5/16/31	EUR	1,800	1,779
Experian Finance plc	3.250%	4/7/32	GBP	3,128	3,602
Exxon Mobil Corp.	0.835%	6/26/32	EUR	14,968	13,605
FedEx Corp.	1.625%	1/11/27	EUR	3,459	3,662
FedEx Corp.	1.300%	8/5/31	EUR	1,139	1,083
FedEx Corp.	0.950%	5/4/33	EUR	8,109	7,093
Fidelity National Information Services Inc.	0.625%	12/3/25	EUR	7,000	7,427
Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	13,291	13,938
Fidelity National Information Services Inc.	1.000%	12/3/28	EUR	6,000	5,993
Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	1,986	2,012
Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	714	702
Fiserv Inc.	1.125%	7/1/27	EUR	2,008	2,094
Fiserv Inc.	1.625%	7/1/30	EUR	10,415	10,339
Fiserv Inc.	3.000%	7/1/31	GBP	4,100	4,634
Ford Credit Canada Co.	7.000%	2/10/26	CAD	4,125	3,056
Ford Credit Canada Co.	5.581%	2/22/27	CAD	2,500	1,838
Ford Credit Canada Co.	5.242%	5/23/28	CAD	8,000	5,844
Ford Credit Canada Co.	5.441%	2/9/29	CAD	3,800	2,791
Ford Credit Canada Co.	5.668%	2/20/30	CAD	7,000	5,183
Ford Credit Canada Co.	5.582%	5/23/31	CAD	2,500	1,828
Ford Motor Credit Co. LLC	2.386%	2/17/26	EUR	7,000	7,519
Ford Motor Credit Co. LLC	4.867%	8/3/27	EUR	5,200	5,834
Ford Motor Credit Co. LLC	4.165%	11/21/28	EUR	4,000	4,382
Ford Motor Credit Co. LLC	5.125%	2/20/29	EUR	9,000	10,242
Ford Motor Credit Co. LLC	4.445%	2/14/30	EUR	10,300	11,322
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	735	538
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,959	6,502
General Electric Co.	1.500%	5/17/29	EUR	4,771	4,845
General Electric Co.	4.125%	9/19/35	EUR	6,585	7,435
General Electric Co.	2.125%	5/17/37	EUR	3,706	3,373
General Electric Co.	4.875%	9/18/37	GBP	465	540
General Mills Inc.	0.450%	1/15/26	EUR	4,590	4,839
General Mills Inc.	1.500%	4/27/27	EUR	1,004	1,058
General Mills Inc.	3.907%	4/13/29	EUR	10,598	11,839
General Mills Inc.	3.650%	10/23/30	EUR	5,600	6,211
General Mills Inc.	3.850%	4/23/34	EUR	3,937	4,386

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	22,713	23,965
General Motors Financial Co. Inc.	5.150%	8/15/26	GBP	1,000	1,283
General Motors Financial Co. Inc.	0.600%	5/20/27	EUR	1,000	1,018
General Motors Financial Co. Inc.	3.900%	1/12/28	EUR	10,000	11,069
General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	6,981	6,888
General Motors Financial Co. Inc.	4.300%	2/15/29	EUR	12,700	14,278
General Motors Financial Co. Inc.	4.000%	7/10/30	EUR	7,000	7,756
General Motors Financial of Canada Ltd.	5.200%	2/9/28	CAD	2,400	1,775
General Motors Financial of Canada Ltd.	5.100%	7/14/28	CAD	6,000	4,434
General Motors Financial of Canada Ltd.	5.000%	2/9/29	CAD	5,985	4,405
Global Payments Inc.	4.875%	3/17/31	EUR	11,380	12,984
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	8,823	11,281
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	13,101	14,218
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,324	1,413
Goldman Sachs Group Inc.	2.599%	11/30/27	CAD	4,330	3,037
Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	8,485	9,864
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	18,635	18,604
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	3,462	3,644
Goldman Sachs Group Inc.	1.250%	2/7/29	EUR	5,000	5,007
Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	4,799	3,245
Goldman Sachs Group Inc.	0.875%	5/9/29	EUR	700	684
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	2,789	3,323
Goldman Sachs Group Inc.	3.625%	10/29/29	GBP	5,066	6,181
Goldman Sachs Group Inc.	1.875%	12/16/30	GBP	625	667
Goldman Sachs Group Inc.	0.750%	3/23/32	EUR	10,794	9,689
Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	8,231	7,393
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	737	1,018
Haleon Netherlands Capital BV	1.250%	3/29/26	EUR	4,500	4,780
Haleon Netherlands Capital BV	2.125%	3/29/34	EUR	6,200	6,006
Harley-Davidson Financial Services Inc.	5.125%	4/5/26	EUR	8,500	9,446
HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	883	619
Highland Holdings Sarl	0.318%	12/15/26	EUR	8,700	8,968
Highland Holdings Sarl	0.934%	12/15/31	EUR	4,000	3,654
Honeywell International Inc.	2.250%	2/22/28	EUR	14,318	15,283
Honeywell International Inc.	3.375%	3/1/30	EUR	14,100	15,467
Honeywell International Inc.	0.750%	3/10/32	EUR	1,550	1,412
Honeywell International Inc.	3.750%	5/17/32	EUR	8,800	9,817
Honeywell International Inc.	4.125%	11/2/34	EUR	5,508	6,285
Illinois Tool Works Inc.	0.625%	12/5/27	EUR	2,883	2,937
Illinois Tool Works Inc.	3.250%	5/17/28	EUR	5,150	5,660
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	7,280	7,556
Illinois Tool Works Inc.	3.375%	5/17/32	EUR	11,000	12,092
International Business Machines Corp.	2.875%	11/7/25	EUR	2,050	2,231
International Business Machines Corp.	1.250%	1/29/27	EUR	17,235	18,103
International Business Machines Corp.	0.300%	2/11/28	EUR	3,685	3,690
International Business Machines Corp.	1.750%	3/7/28	EUR	2,100	2,210
International Business Machines Corp.	1.500%	5/23/29	EUR	3,300	3,370
International Business Machines Corp.	0.875%	2/9/30	EUR	8,000	7,779
International Business Machines Corp.	1.750%	1/31/31	EUR	4,642	4,650
International Business Machines Corp.	3.625%	2/6/31	EUR	4,700	5,226
International Business Machines Corp.	0.650%	2/11/32	EUR	1,000	908
International Business Machines Corp.	1.250%	2/9/34	EUR	4,900	4,452
International Business Machines Corp.	3.750%	2/6/35	EUR	5,000	5,578
International Business Machines Corp.	1.200%	2/11/40	EUR	2,637	2,077
International Business Machines Corp.	4.000%	2/6/43	EUR	2,584	2,868
International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,898	5,178
John Deere Capital Corp.	3.450%	7/16/32	EUR	6,000	6,605
John Deere Cash Management Sarl	2.200%	4/2/32	EUR	10,913	11,154
John Deere Cash Management Sarl	1.650%	6/13/39	EUR	2,457	2,152
John Deere Financial Inc.	1.630%	4/9/26	CAD	2,000	1,398
John Deere Financial Inc.	2.580%	10/16/26	CAD	931	656
John Deere Financial Inc.	4.950%	6/14/27	CAD	2,100	1,556
John Deere Financial Inc.	1.340%	9/8/27	CAD	3,870	2,616
John Deere Financial Inc.	5.170%	9/15/28	CAD	4,264	3,214
John Deere Financial Inc.	4.630%	4/4/29	CAD	3,600	2,669
Johnson & Johnson	1.150%	11/20/28	EUR	642	662
Johnson & Johnson	3.200%	6/1/32	EUR	5,000	5,545
Johnson & Johnson	3.350%	6/1/36	EUR	5,000	5,532
Johnson & Johnson	3.550%	6/1/44	EUR	4,600	5,119
Johnson Controls International plc	4.250%	5/23/35	EUR	11,020	12,673

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	2,448	2,470
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.000%	9/15/28	EUR	1,931	2,086
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	2,728	2,974
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	2,457	3,089
	JPMorgan Chase & Co.	1.090%	3/11/27	EUR	37,224	39,445
	JPMorgan Chase & Co.	0.389%	2/24/28	EUR	14,212	14,530
	JPMorgan Chase & Co.	1.896%	3/5/28	CAD	7,350	5,064
	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	7,079	7,431
	JPMorgan Chase & Co.	1.963%	3/23/30	EUR	26,250	27,053
	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	4,950	4,729
	JPMorgan Chase & Co.	4.457%	11/13/31	EUR	15,000	17,234
	JPMorgan Chase & Co.	1.047%	11/4/32	EUR	4,647	4,321
	JPMorgan Chase & Co.	1.895%	4/28/33	GBP	6,000	6,264
	JPMorgan Chase & Co.	3.761%	3/21/34	EUR	10,000	11,001
	Kellanova	0.500%	5/20/29	EUR	3,000	2,920
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	3,489	3,730
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	4,368	4,404
[3]	KKR Group Finance Co. XI LLC	1.559%	5/30/29	JPY	500,000	3,339
	Kraft Heinz Foods Co.	2.250%	5/25/28	EUR	8,500	9,018
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	6,818	7,371
	Linde Finance BV	0.550%	5/19/32	EUR	6,800	6,109
	Linde Inc.	1.625%	12/1/25	EUR	10,074	10,809
	Linde plc	3.375%	6/12/29	EUR	16,500	18,257
	Linde plc	3.200%	2/14/31	EUR	14,000	15,289
	Linde plc	3.625%	6/12/34	EUR	3,000	3,337
	Linde plc	1.625%	3/31/35	EUR	14,000	12,809
	Linde plc	1.000%	9/30/51	EUR	8,300	5,257
	LYB International Finance II BV	0.875%	9/17/26	EUR	4,461	4,652
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	100	107
	MassMutual Global Funding II	3.750%	1/19/30	EUR	3,500	3,903
	Mastercard Inc.	2.100%	12/1/27	EUR	3,975	4,268
	Mastercard Inc.	1.000%	2/22/29	EUR	10,500	10,603
	McDonald's Corp.	1.750%	5/3/28	EUR	1,200	1,253
	McDonald's Corp.	0.250%	10/4/28	EUR	4,700	4,586
	McDonald's Corp.	3.800%	3/8/29	AUD	2,000	1,254
	McDonald's Corp.	2.375%	5/31/29	EUR	3,000	3,158
	McDonald's Corp.	1.500%	11/28/29	EUR	7,700	7,735
	McDonald's Corp.	4.857%	5/21/31	CAD	4,500	3,343
	McDonald's Corp.	2.950%	3/15/34	GBP	6,200	6,706
	McDonald's Corp.	3.000%	5/31/34	EUR	4,900	5,096
	McDonald's Corp.	4.250%	3/7/35	EUR	3,000	3,424
	McDonald's Corp.	4.125%	11/28/35	EUR	6,000	6,776
	McDonald's Corp.	4.125%	6/11/54	GBP	600	600
	McKesson Corp.	1.500%	11/17/25	EUR	6,186	6,639
	McKesson Corp.	1.625%	10/30/26	EUR	5,003	5,308
	McKesson Corp.	3.125%	2/17/29	GBP	511	613
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	1,904	1,879
	Medtronic Global Holdings SCA	3.000%	10/15/28	EUR	1,730	1,883
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	3,500	3,478
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	10,364	9,827
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	1,913	1,725
	Medtronic Global Holdings SCA	3.375%	10/15/34	EUR	1,547	1,682
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	1,499	1,372
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	3,603	2,961
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	12,866	10,108
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	7,504	5,518
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	7,042	4,986
	Medtronic Inc.	3.650%	10/15/29	EUR	7,258	8,099
	Medtronic Inc.	3.875%	10/15/36	EUR	4,750	5,331
	Medtronic Inc.	4.150%	10/15/53	EUR	4,953	5,586
	Merck & Co. Inc.	1.875%	10/15/26	EUR	1,590	1,701
	Merck & Co. Inc.	2.500%	10/15/34	EUR	2,574	2,638
	Merck & Co. Inc.	1.375%	11/2/36	EUR	1,184	1,043
	MetLife Inc.	0.769%	5/23/29	JPY	730,000	4,738
	Metropolitan Life Global Funding I	5.180%	6/15/26	CAD	8,800	6,469
	Metropolitan Life Global Funding I	3.500%	9/30/26	GBP	2,300	2,882
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,419	911
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	4,529	5,121
	Metropolitan Life Global Funding I	4.000%	4/5/28	EUR	6,000	6,739
	Metropolitan Life Global Funding I	2.450%	1/12/29	CAD	750	512

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Metropolitan Life Global Funding I	1.625%	9/21/29	GBP	5,000	5,547
Metropolitan Life Global Funding I	5.000%	1/10/30	GBP	3,000	3,873
Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	3,372	2,360
Metropolitan Life Global Funding I	3.750%	12/5/30	EUR	13,100	14,634
Metropolitan Life Global Funding I	3.750%	12/7/31	EUR	5,000	5,587
Microsoft Corp.	3.125%	12/6/28	EUR	7,964	8,799
Microsoft Corp.	2.625%	5/2/33	EUR	2,906	3,124
Mohawk Capital Finance SA	1.750%	6/12/27	EUR	1,400	1,480
Molson Coors Beverage Co.	3.800%	6/15/32	EUR	6,000	6,611
Molson Coors International LP	3.440%	7/15/26	CAD	1,397	998
Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	4,637	4,428
Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	3,410	2,571
Mondelez International Inc.	1.625%	3/8/27	EUR	5,854	6,192
Mondelez International Inc.	0.250%	3/17/28	EUR	35,135	34,850
Mondelez International Inc.	4.625%	7/3/31	CAD	3,000	2,202
Mondelez International Inc.	0.750%	3/17/33	EUR	700	615
Mondelez International Inc.	2.375%	3/6/35	EUR	1,525	1,488
Moody's Corp.	0.950%	2/25/30	EUR	6,108	5,945
Morgan Stanley	1.375%	10/27/26	EUR	4,300	4,548
Morgan Stanley	2.625%	3/9/27	GBP	4,243	5,178
Morgan Stanley	1.875%	4/27/27	EUR	4,887	5,179
Morgan Stanley	1.779%	8/4/27	CAD	3,891	2,700
Morgan Stanley	0.406%	10/29/27	EUR	15,920	16,435
Morgan Stanley	0.495%	10/26/29	EUR	15,981	15,576
Morgan Stanley	0.497%	2/7/31	EUR	10,880	10,169
Morgan Stanley	2.950%	5/7/32	EUR	6,100	6,396
Morgan Stanley	5.789%	11/18/33	GBP	13,700	18,150
Morgan Stanley	5.148%	1/25/34	EUR	22,000	26,440
Morgan Stanley	3.955%	3/21/35	EUR	15,424	17,040
Morgan Stanley	5.213%	10/24/35	GBP	5,896	7,384
MSD Netherlands Capital BV	3.250%	5/30/32	EUR	6,400	7,015
MSD Netherlands Capital BV	3.500%	5/30/37	EUR	5,700	6,220
MSD Netherlands Capital BV	3.700%	5/30/44	EUR	6,000	6,578
MSD Netherlands Capital BV	3.750%	5/30/54	EUR	2,700	2,938
Nasdaq Inc.	1.750%	3/28/29	EUR	4,688	4,815
Nasdaq Inc.	0.875%	2/13/30	EUR	7,882	7,632
Nasdaq Inc.	4.500%	2/15/32	EUR	7,509	8,671
Nasdaq Inc.	0.900%	7/30/33	EUR	3,900	3,393
National Grid North America Inc.	0.410%	1/20/26	EUR	5,000	5,276
National Grid North America Inc.	1.054%	1/20/31	EUR	7,500	7,054
Nestle Finance International Ltd.	0.000%	6/14/26	EUR	9,000	9,380
Nestle Finance International Ltd.	0.125%	11/12/27	EUR	6,000	6,059
Nestle Finance International Ltd.	1.250%	11/2/29	EUR	1,464	1,483
Nestle Finance International Ltd.	1.500%	4/1/30	EUR	4,876	4,953
Nestle Finance International Ltd.	1.250%	3/29/31	EUR	2,096	2,071
Nestle Finance International Ltd.	0.375%	5/12/32	EUR	4,000	3,617
Nestle Finance International Ltd.	0.000%	3/3/33	EUR	8,545	7,358
Nestle Finance International Ltd.	1.500%	3/29/35	EUR	3,500	3,253
Nestle Finance International Ltd.	3.750%	11/14/35	EUR	8,700	9,896
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	2,975	2,711
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	3,413	2,377
Nestle Finance International Ltd.	0.875%	6/14/41	EUR	11,740	8,851
Nestle Holdings Inc.	2.125%	4/4/27	GBP	1,250	1,518
Nestle Holdings Inc.	2.192%	1/26/29	CAD	8,970	6,092
Nestle Holdings Inc.	2.500%	4/4/32	GBP	12,000	13,222
Nestle Holdings Inc.	1.375%	6/23/33	GBP	5,000	4,904
Nestle SA	1.875%	6/28/29	CHF	5,000	6,061
Nestle SA	2.000%	6/28/33	CHF	2,000	2,485
Nestle SA	2.500%	7/14/34	CHF	4,900	6,423
Nestle SA	2.125%	6/28/38	CHF	2,000	2,556
Netflix Inc.	3.625%	5/15/27	EUR	10,000	11,059
Netflix Inc.	4.625%	5/15/29	EUR	2,500	2,892
Netflix Inc.	3.875%	11/15/29	EUR	13,000	14,605
Netflix Inc.	3.625%	6/15/30	EUR	5,500	6,116
New York Life Global Funding	1.250%	12/17/26	GBP	1,276	1,528
New York Life Global Funding	0.250%	1/23/27	EUR	8,513	8,750
New York Life Global Funding	1.500%	7/15/27	GBP	3,635	4,297
New York Life Global Funding	2.000%	4/17/28	CAD	5,207	3,539
New York Life Global Funding	0.750%	12/14/28	GBP	2,000	2,197
New York Life Global Funding	4.950%	12/7/29	GBP	7,000	9,069

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
New York Life Global Funding	3.625%	1/9/30	EUR	11,000	12,247
New York Life Global Funding	3.450%	1/30/31	EUR	4,200	4,630
NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	2,210	1,374
NextEra Energy Capital Holdings Inc.	4.850%	4/30/31	CAD	4,500	3,336
Omnicom Capital Holdings plc	2.250%	11/22/33	GBP	2,271	2,282
PepsiCo Inc.	0.750%	3/18/27	EUR	1,004	1,044
PepsiCo Inc.	0.500%	5/6/28	EUR	5,826	5,858
PepsiCo Inc.	0.875%	7/18/28	EUR	1,725	1,755
PepsiCo Inc.	1.125%	3/18/31	EUR	957	929
PepsiCo Inc.	0.400%	10/9/32	EUR	6,172	5,464
PepsiCo Inc.	0.750%	10/14/33	EUR	3,455	3,063
PepsiCo Inc.	0.875%	10/16/39	EUR	4,868	3,772
PepsiCo Inc.	1.050%	10/9/50	EUR	3,093	2,081
Pfizer Inc.	1.000%	3/6/27	EUR	1,635	1,709
Pfizer Inc.	2.735%	6/15/43	GBP	5,207	4,563
Philip Morris International Inc.	2.875%	3/3/26	EUR	2,800	3,035
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,228	1,323
Philip Morris International Inc.	0.800%	8/1/31	EUR	4,461	4,077
Philip Morris International Inc.	3.125%	6/3/33	EUR	452	481
Philip Morris International Inc.	2.000%	5/9/36	EUR	2,910	2,600
Philip Morris International Inc.	1.875%	11/6/37	EUR	1,237	1,041
Philip Morris International Inc.	1.450%	8/1/39	EUR	7,998	6,026
PPG Industries Inc.	0.875%	11/3/25	EUR	1,274	1,358
PPG Industries Inc.	1.400%	3/13/27	EUR	100	105
PPG Industries Inc.	2.750%	6/1/29	EUR	3,306	3,532
Procter & Gamble Co.	3.250%	8/2/26	EUR	6,625	7,267
Procter & Gamble Co.	4.875%	5/11/27	EUR	5,000	5,716
Procter & Gamble Co.	1.200%	10/30/28	EUR	2,321	2,378
Procter & Gamble Co.	1.800%	5/3/29	GBP	6,198	7,179
Procter & Gamble Co.	1.250%	10/25/29	EUR	3,459	3,502
Procter & Gamble Co.	0.350%	5/5/30	EUR	10,000	9,501
Procter & Gamble Co.	3.250%	8/2/31	EUR	3,000	3,316
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,184	1,100
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	6,272	6,295
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	2,771	2,762
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	5,579	5,749
Prologis Euro Finance LLC	1.000%	2/8/29	EUR	7,033	6,982
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	3,031	2,746
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	4,603	4,032
Prologis Euro Finance LLC	4.625%	5/23/33	EUR	9,700	11,225
Prologis Euro Finance LLC	1.500%	2/8/34	EUR	2,100	1,904
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	1,590	1,329
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	3,470	2,445
Prologis Euro Finance LLC	4.250%	1/31/43	EUR	2,000	2,230
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,481	986
Prologis LP	3.000%	6/2/26	EUR	822	894
Prologis LP	4.700%	3/1/29	CAD	3,295	2,427
Prologis LP	2.250%	6/30/29	GBP	5,549	6,389
Prologis LP	5.250%	1/15/31	CAD	2,100	1,584
Public Storage Operating Co.	0.500%	9/9/30	EUR	4,259	3,926
Public Storage Operating Co.	0.875%	1/24/32	EUR	3,324	3,024
Realty Income Corp.	1.875%	1/14/27	GBP	1,176	1,406
Realty Income Corp.	1.125%	7/13/27	GBP	6,862	7,945
Realty Income Corp.	4.875%	7/6/30	EUR	6,769	7,822
Realty Income Corp.	1.625%	12/15/30	GBP	2,000	2,073
Realty Income Corp.	5.750%	12/5/31	GBP	3,077	4,008
Realty Income Corp.	1.750%	7/13/33	GBP	1,257	1,208
Realty Income Corp.	5.125%	7/6/34	EUR	8,178	9,806
Realty Income Corp.	6.000%	12/5/39	GBP	4,614	6,072
Realty Income Corp.	2.500%	1/14/42	GBP	1,254	1,052
Revvity Inc.	1.875%	7/19/26	EUR	2,277	2,431
Roche Finance Europe BV	3.564%	5/3/44	EUR	4,550	4,978
Roche Kapitalmarkt AG	2.000%	9/23/32	CHF	5,000	6,234
Roche Kapitalmarkt AG	1.000%	2/25/37	CHF	7,000	8,054
RTX Corp.	2.150%	5/18/30	EUR	7,184	7,308
Sanofi SA	1.750%	9/10/26	EUR	13,600	14,532
Sanofi SA	0.500%	1/13/27	EUR	100	104
Sanofi SA	1.125%	4/5/28	EUR	5,200	5,391
Sanofi SA	0.875%	3/21/29	EUR	5,000	5,014
Sanofi SA	1.500%	4/1/30	EUR	13,400	13,642

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sanofi SA	1.875%	3/21/38	EUR	3,700	3,454
Schlumberger Finance BV	0.250%	10/15/27	EUR	6,913	6,961
Schlumberger Finance BV	0.500%	10/15/31	EUR	4,913	4,409
Schlumberger Finance BV	2.000%	5/6/32	EUR	2,981	2,941
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	1,635	1,734
Schneider Electric SE	1.375%	6/21/27	EUR	7,200	7,557
Schneider Electric SE	1.500%	1/15/28	EUR	5,400	5,636
Schneider Electric SE	0.250%	3/11/29	EUR	12,400	12,075
Schneider Electric SE	3.375%	4/13/34	EUR	7,000	7,730
Schneider Electric SE	3.250%	10/10/35	EUR	6,000	6,495
Schneider Electric SE	3.375%	9/3/36	EUR	6,000	6,525
Signify NV	2.375%	5/11/27	EUR	4,450	4,743
Simon International Finance SCA	1.125%	3/19/33	EUR	4,679	4,199
Southern Co.	1.875%	9/15/81	EUR	3,776	3,808
Southern Power Co.	1.850%	6/20/26	EUR	5,229	5,593
Stellantis NV	3.875%	1/5/26	EUR	3,272	3,576
Stellantis NV	2.750%	5/15/26	EUR	3,400	3,673
Stellantis NV	4.500%	7/7/28	EUR	6,423	7,219
Stellantis NV	0.750%	1/18/29	EUR	3,000	2,907
Stellantis NV	1.125%	9/18/29	EUR	4,000	3,889
Stellantis NV	4.375%	3/14/30	EUR	5,000	5,574
Stellantis NV	4.250%	6/16/31	EUR	12,900	14,258
Stellantis NV	2.750%	4/1/32	EUR	5,500	5,503
Stellantis NV	1.250%	6/20/33	EUR	7,052	6,082
Stryker Corp.	2.125%	11/30/27	EUR	6,957	7,399
Stryker Corp.	3.375%	12/11/28	EUR	4,478	4,940
Stryker Corp.	0.750%	3/1/29	EUR	9,500	9,393
Stryker Corp.	2.625%	11/30/30	EUR	5,048	5,330
Stryker Corp.	1.000%	12/3/31	EUR	5,365	5,015
Stryker Corp.	3.375%	9/11/32	EUR	3,500	3,806
Stryker Corp.	3.625%	9/11/36	EUR	3,500	3,801
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,900	2,880
Tapestry Inc.	5.875%	11/27/31	EUR	1,300	1,438
Thermo Fisher Scientific Finance I BV	0.000%	11/18/25	EUR	4,327	4,576
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	5,286	5,052
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	14,731	13,403
Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	EUR	6,747	5,450
Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	EUR	7,000	5,343
Thermo Fisher Scientific Inc.	3.200%	1/21/26	EUR	3,800	4,151
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	12,425	13,296
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	3,500	3,694
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	1,455	1,546
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	1,899	1,913
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	552	568
Thermo Fisher Scientific Inc.	1.950%	7/24/29	EUR	5,000	5,215
Thermo Fisher Scientific Inc.	0.875%	10/1/31	EUR	5,000	4,685
Thermo Fisher Scientific Inc.	2.375%	4/15/32	EUR	6,000	6,180
Thermo Fisher Scientific Inc.	3.650%	11/21/34	EUR	2,800	3,117
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	3,289	3,379
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	1,906	1,574
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	2,819	2,129
Time Warner Cable LLC	5.250%	7/15/42	GBP	2,863	3,003
T-Mobile USA Inc.	3.550%	5/8/29	EUR	10,200	11,287
T-Mobile USA Inc.	3.700%	5/8/32	EUR	6,000	6,650
T-Mobile USA Inc.	3.850%	5/8/36	EUR	7,900	8,742
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	4,376	5,187
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	11,552	11,547
Toyota Motor Credit Corp.	4.050%	9/13/29	EUR	5,800	6,539
Toyota Motor Credit Corp.	3.850%	7/24/30	EUR	5,800	6,479
Toyota Motor Credit Corp.	3.625%	7/15/31	EUR	7,500	8,231
Trillium Windpower LP	5.803%	2/15/33	CAD	247	181
Tyco Electronics Group SA	0.000%	2/16/29	EUR	2,756	2,633
United Parcel Service Inc.	1.625%	11/15/25	EUR	5,870	6,309
United Parcel Service Inc.	1.000%	11/15/28	EUR	6,000	6,049
United Parcel Service Inc.	1.500%	11/15/32	EUR	1,590	1,542
United Parcel Service Inc.	5.125%	2/12/50	GBP	500	619
Upjohn Finance BV	1.362%	6/23/27	EUR	6,910	7,178
Upjohn Finance BV	1.908%	6/23/32	EUR	5,210	4,944
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	4,833	5,224
Ventas Canada Finance Ltd.	2.450%	1/4/27	CAD	1,000	697

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ventas Canada Finance Ltd.	5.398%	4/21/28	CAD	2,800	2,095
Ventas Canada Finance Ltd.	5.100%	3/5/29	CAD	3,671	2,730
Verizon Communications Inc.	4.500%	8/17/27	AUD	7,000	4,546
Verizon Communications Inc.	2.375%	3/22/28	CAD	10,107	6,935
Verizon Communications Inc.	2.350%	3/23/28	AUD	600	362
Verizon Communications Inc.	1.125%	11/3/28	GBP	9,303	10,408
Verizon Communications Inc.	0.375%	3/22/29	EUR	12,083	11,712
Verizon Communications Inc.	1.875%	10/26/29	EUR	951	977
Verizon Communications Inc.	1.250%	4/8/30	EUR	1,213	1,193
Verizon Communications Inc.	2.500%	5/16/30	CAD	2,727	1,808
Verizon Communications Inc.	1.875%	9/19/30	GBP	2,322	2,510
Verizon Communications Inc.	4.250%	10/31/30	EUR	7,000	8,016
Verizon Communications Inc.	2.500%	4/8/31	GBP	466	513
Verizon Communications Inc.	2.625%	12/1/31	EUR	3,291	3,429
Verizon Communications Inc.	0.875%	3/19/32	EUR	12,276	11,209
Verizon Communications Inc.	0.750%	3/22/32	EUR	10,098	9,130
Verizon Communications Inc.	3.500%	6/28/32	EUR	4,300	4,706
Verizon Communications Inc.	1.300%	5/18/33	EUR	7,229	6,615
Verizon Communications Inc.	4.750%	2/17/34	GBP	2,000	2,466
Verizon Communications Inc.	4.750%	10/31/34	EUR	16,167	19,247
Verizon Communications Inc.	1.125%	9/19/35	EUR	5,296	4,484
Verizon Communications Inc.	3.125%	11/2/35	GBP	2,029	2,114
Verizon Communications Inc.	3.750%	2/28/36	EUR	9,700	10,640
Verizon Communications Inc.	3.375%	10/27/36	GBP	5,326	5,573
Verizon Communications Inc.	2.875%	1/15/38	EUR	4,785	4,744
Verizon Communications Inc.	1.875%	11/3/38	GBP	2,106	1,740
Verizon Communications Inc.	1.500%	9/19/39	EUR	2,345	1,911
Verizon Communications Inc.	3.500%	11/4/39	AUD	5,500	2,540
Verizon Communications Inc.	1.850%	5/18/40	EUR	1,696	1,433
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,880	1,614
Verizon Communications Inc.	4.050%	3/22/51	CAD	1,148	691
Visa Inc.	1.500%	6/15/26	EUR	2,700	2,881
Visa Inc.	2.000%	6/15/29	EUR	8,500	8,902
Visa Inc.	2.375%	6/15/34	EUR	4,500	4,574
Wabtec Transportation Netherlands BV	1.250%	12/3/27	EUR	2,757	2,830
Walmart Inc.	2.550%	4/8/26	EUR	957	1,038
Walmart Inc.	4.875%	9/21/29	EUR	5,252	6,248
Walmart Inc.	5.625%	3/27/34	GBP	12,045	16,305
Walt Disney Co.	3.057%	3/30/27	CAD	7,275	5,152
Warnermedia Holdings Inc.	4.302%	1/17/30	EUR	4,820	5,279
Warnermedia Holdings Inc.	4.693%	5/17/33	EUR	4,500	4,894
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	1,897	1,337
Wells Fargo & Co.	2.000%	4/27/26	EUR	11,925	12,804
Wells Fargo & Co.	2.975%	5/19/26	CAD	4,948	3,508
Wells Fargo & Co.	1.375%	10/26/26	EUR	16,502	17,408
Wells Fargo & Co.	1.000%	2/2/27	EUR	11,763	12,214
Wells Fargo & Co.	2.493%	2/18/27	CAD	3,596	2,510
Wells Fargo & Co.	1.500%	5/24/27	EUR	9,725	10,184
Wells Fargo & Co.	3.473%	4/26/28	GBP	300	371
Wells Fargo & Co.	5.083%	4/26/28	CAD	6,275	4,633
Wells Fargo & Co.	3.500%	9/12/29	GBP	2,155	2,591
Wells Fargo & Co.	1.741%	5/4/30	EUR	4,913	4,985
Wells Fargo & Co.	0.625%	8/14/30	EUR	3,610	3,363
Wells Fargo & Co.	2.125%	9/24/31	GBP	17,000	18,098
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,737	2,108
Welltower OP LLC	4.800%	11/20/28	GBP	8,650	10,963
Welltower OP LLC	4.500%	12/1/34	GBP	6,366	7,465
Westlake Corp.	1.625%	7/17/29	EUR	3,100	3,098
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	5,229	5,499
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,725	1,763
WPC Eurobond BV	2.250%	4/9/26	EUR	2,050	2,202
WPC Eurobond BV	2.125%	4/15/27	EUR	8,339	8,843
WPC Eurobond BV	1.350%	4/15/28	EUR	4,461	4,533
WPC Eurobond BV	0.950%	6/1/30	EUR	1,024	967
					3,806,369
Total Corporate Bonds (Cost $27,566,282)					26,004,887

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sovereign Bonds (76.6%)
Australia (2.8%)
Australian Capital Territory	2.500%	5/21/26	AUD	990	633
Australian Capital Territory	3.000%	4/18/28	AUD	110	69
Australian Capital Territory	2.250%	5/22/29	AUD	4,650	2,776
Australian Capital Territory	1.750%	5/17/30	AUD	390	220
Australian Capital Territory	1.750%	10/23/31	AUD	14,360	7,721
Australian Capital Territory	4.500%	10/23/34	AUD	15,000	9,258
Australian Capital Territory	5.250%	10/23/36	AUD	12,000	7,739
Commonwealth of Australia	0.250%	11/21/25	AUD	100,115	63,254
Commonwealth of Australia	4.250%	4/21/26	AUD	160,212	105,661
Commonwealth of Australia	0.500%	9/21/26	AUD	175,603	108,183
Commonwealth of Australia	4.750%	4/21/27	AUD	245,559	164,221
Commonwealth of Australia	2.750%	11/21/27	AUD	189,680	120,233
Commonwealth of Australia	2.250%	5/21/28	AUD	151,607	93,889
Commonwealth of Australia	2.750%	11/21/28	AUD	153,332	95,987
Commonwealth of Australia	3.250%	4/21/29	AUD	149,969	95,297
Commonwealth of Australia	2.750%	11/21/29	AUD	130,415	80,422
Commonwealth of Australia	2.500%	5/21/30	AUD	167,425	101,139
Commonwealth of Australia	1.000%	12/21/30	AUD	160,581	87,392
Commonwealth of Australia	1.500%	6/21/31	AUD	179,052	99,079
Commonwealth of Australia	1.000%	11/21/31	AUD	226,185	119,020
Commonwealth of Australia	1.250%	5/21/32	AUD	170,458	89,863
Commonwealth of Australia	1.750%	11/21/32	AUD	128,599	69,491
Commonwealth of Australia	4.500%	4/21/33	AUD	249,730	165,246
Commonwealth of Australia	3.000%	11/21/33	AUD	14,170	8,319
Commonwealth of Australia	3.750%	5/21/34	AUD	101,000	62,747
Commonwealth of Australia	4.250%	6/21/34	AUD	50,000	32,319
Commonwealth of Australia	3.500%	12/21/34	AUD	96,000	58,058
Commonwealth of Australia	2.750%	6/21/35	AUD	78,718	44,085
Commonwealth of Australia	4.250%	12/21/35	AUD	70,000	44,880
Commonwealth of Australia	3.750%	4/21/37	AUD	68,531	41,512
Commonwealth of Australia	3.250%	6/21/39	AUD	53,137	29,672
Commonwealth of Australia	2.750%	5/21/41	AUD	65,669	33,201
Commonwealth of Australia	3.000%	3/21/47	AUD	69,016	33,576
Commonwealth of Australia	1.750%	6/21/51	AUD	100,351	34,784
Commonwealth of Australia	4.750%	6/21/54	AUD	35,000	22,294
Housing Australia	2.380%	3/28/29	AUD	1,435	868
Housing Australia	1.520%	5/27/30	AUD	4,500	2,520
Housing Australia	1.410%	6/29/32	AUD	400	206
Housing Australia	2.335%	6/30/36	AUD	1,265	631
New South Wales Treasury Corp.	4.000%	5/20/26	AUD	4,701	3,080
New South Wales Treasury Corp.	3.000%	5/20/27	AUD	64,134	40,911
New South Wales Treasury Corp.	3.000%	3/20/28	AUD	79,668	50,271
New South Wales Treasury Corp.	3.000%	11/15/28	AUD	9,794	6,128
New South Wales Treasury Corp.	3.000%	4/20/29	AUD	18,463	11,444
New South Wales Treasury Corp.	3.000%	2/20/30	AUD	87,903	53,585
New South Wales Treasury Corp.	1.250%	11/20/30	AUD	38,516	20,878
New South Wales Treasury Corp.	2.000%	3/20/31	AUD	75,691	42,358
New South Wales Treasury Corp.	1.500%	2/20/32	AUD	54,231	28,356
New South Wales Treasury Corp.	2.500%	11/22/32	AUD	15,000	8,297
New South Wales Treasury Corp.	2.000%	3/8/33	AUD	56,212	29,363
New South Wales Treasury Corp.	1.750%	3/20/34	AUD	66,000	32,488
New South Wales Treasury Corp.	3.500%	3/20/34	AUD	278	162
New South Wales Treasury Corp.	4.750%	2/20/35	AUD	45,000	28,467
New South Wales Treasury Corp.	4.250%	2/20/36	AUD	50,000	29,871
New South Wales Treasury Corp.	4.750%	2/20/37	AUD	20,000	12,370
New South Wales Treasury Corp.	3.500%	11/20/37	AUD	2,158	1,164
New South Wales Treasury Corp.	2.250%	11/20/40	AUD	8,603	3,670
New South Wales Treasury Corp.	2.250%	5/7/41	AUD	24,500	10,333
New South Wales Treasury Corp.	2.450%	8/24/50	AUD	89	32
Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	6,900	4,376
Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	1,100	703
Northern Territory Treasury Corp.	2.000%	5/21/29	AUD	5,000	2,939
Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	6,100	3,770
Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	7,600	4,190
Northern Territory Treasury Corp.	3.750%	4/21/33	AUD	7,900	4,646
Northern Territory Treasury Corp.	5.500%	3/21/36	AUD	17,500	11,311
Northern Territory Treasury Corp.	4.100%	11/21/42	AUD	500	260

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	55,605	35,976
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	33,503	21,157
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	44,701	28,324
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	32,949	20,516
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	61,883	38,377
[3]	Queensland Treasury Corp.	1.250%	3/10/31	AUD	15,000	7,995
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	64,678	35,096
[3]	Queensland Treasury Corp.	1.500%	3/2/32	AUD	10,700	5,572
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	39,631	20,290
[3]	Queensland Treasury Corp.	4.500%	3/9/33	AUD	6,500	4,132
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	4,065	2,949
	Queensland Treasury Corp.	2.000%	8/22/33	AUD	25,000	12,853
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	64,875	31,459
[3]	Queensland Treasury Corp.	4.500%	8/22/35	AUD	20,000	12,284
[3]	Queensland Treasury Corp.	5.250%	7/21/36	AUD	17,000	11,048
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	7,346	3,174
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	7,248	3,009
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	8,749	4,708
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	4,040	2,604
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	613	390
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	6,545	4,122
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	37,989	22,774
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	30,665	16,169
	South Australian Government Financing Authority	1.750%	5/24/34	AUD	15,000	7,320
	South Australian Government Financing Authority	2.000%	5/23/36	AUD	6,762	3,150
	South Australian Government Financing Authority	4.750%	5/24/38	AUD	10,000	6,112
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	4,700	3,048
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	735	468
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	265	153
	Tasmanian Public Finance Corp.	4.750%	1/21/31	AUD	5,000	3,291
	Tasmanian Public Finance Corp.	2.250%	1/22/32	AUD	28,158	15,540
	Treasury Corp. of Victoria	0.500%	11/20/25	AUD	80,774	51,113
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	40,463	27,251
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	22,321	13,406
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	35,964	22,452
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	52,889	31,612
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	31,540	17,249
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	34,099	18,058
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	65,982	41,151
	Treasury Corp. of Victoria	2.250%	9/15/33	AUD	99,516	51,945
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	84,782	42,538
	Treasury Corp. of Victoria	2.000%	9/17/35	AUD	63,116	29,904
	Treasury Corp. of Victoria	4.750%	9/15/36	AUD	60,000	36,951
	Treasury Corp. of Victoria	2.000%	11/20/37	AUD	17,516	7,683
	Treasury Corp. of Victoria	5.250%	9/15/38	AUD	29,000	18,417
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	17,167	7,003
	Treasury Corp. of Victoria	2.250%	11/20/42	AUD	5,000	1,994
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	12,162	7,820
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	4,897	3,113
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	24,607	15,610
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	22,991	14,043
	Western Australian Treasury Corp.	1.500%	10/22/30	AUD	36,400	20,091
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	40,131	21,729
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	7,629	3,806
	Western Australian Treasury Corp.	2.250%	7/23/41	AUD	1,006	435
						3,471,322
Austria (1.0%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	4,461	4,323
	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/30	EUR	12,450	12,718
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/31	EUR	6,150	5,696
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/32	EUR	100	110
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	2,192	2,388
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	10/2/34	EUR	15,200	16,469
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/35	EUR	2,750	2,254
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	2,457	2,553
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	8,210	10,621
[3]	Republic of Austria	2.000%	7/15/26	EUR	50,000	53,932
[3]	Republic of Austria	0.750%	10/20/26	EUR	79,642	83,931
[3]	Republic of Austria	0.500%	4/20/27	EUR	149,991	155,713

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Republic of Austria	0.750%	2/20/28	EUR	37,190	38,277
[3]	Republic of Austria	0.000%	10/20/28	EUR	17,760	17,517
[3]	Republic of Austria	0.500%	2/20/29	EUR	743	742
[3]	Republic of Austria	2.500%	10/20/29	EUR	50,585	54,827
[3]	Republic of Austria	0.000%	2/20/30	EUR	35,904	34,089
[3]	Republic of Austria	3.450%	10/20/30	EUR	85,000	96,357
[3]	Republic of Austria	0.000%	2/20/31	EUR	71,491	65,730
[3]	Republic of Austria	2.900%	2/20/33	EUR	58,779	64,329
[3]	Republic of Austria	2.900%	2/20/34	EUR	100,000	109,097
[3]	Republic of Austria	2.400%	5/23/34	EUR	2,758	2,892
[3]	Republic of Austria	5.375%	12/1/34	CAD	798	630
[3]	Republic of Austria	0.250%	10/20/36	EUR	54,294	43,030
[3]	Republic of Austria	4.150%	3/15/37	EUR	63,732	77,484
	Republic of Austria	3.200%	7/15/39	EUR	33,757	37,262
[3]	Republic of Austria	0.000%	10/20/40	EUR	68,567	46,138
[3]	Republic of Austria	3.150%	6/20/44	EUR	24,502	26,811
[3]	Republic of Austria	1.500%	2/20/47	EUR	38,873	31,585
[3]	Republic of Austria	1.850%	5/23/49	EUR	17,899	15,372
[3]	Republic of Austria	0.750%	3/20/51	EUR	35,488	22,603
[3]	Republic of Austria	3.150%	10/20/53	EUR	86,309	94,064
[3]	Republic of Austria	3.800%	1/26/62	EUR	13,303	16,621
[3]	Republic of Austria	0.700%	4/20/71	EUR	75,013	37,119
[3]	Republic of Austria	2.100%	9/20/17	EUR	22,687	18,784
						1,302,068
Belgium (1.6%)
	Communaute Francaise de Belgique	0.625%	6/11/35	EUR	14,100	11,512
[3]	Kingdom of Belgium	4.500%	3/28/26	EUR	47,847	53,510
[3]	Kingdom of Belgium	1.000%	6/22/26	EUR	100,000	106,395
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	115,380	120,465
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	39,652	40,165
	Kingdom of Belgium	5.500%	3/28/28	EUR	47,352	56,490
[3]	Kingdom of Belgium	0.800%	6/22/28	EUR	55,498	56,893
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	74,719	75,424
[3]	Kingdom of Belgium	2.700%	10/22/29	EUR	118,293	129,311
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	49,856	47,120
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	34,229	33,376
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	69,188	62,269
	Kingdom of Belgium	4.000%	3/28/32	EUR	36,938	43,371
[3]	Kingdom of Belgium	0.350%	6/22/32	EUR	140,047	126,678
[3]	Kingdom of Belgium	1.250%	4/22/33	EUR	42,936	41,297
[3]	Kingdom of Belgium	3.000%	6/22/33	EUR	57,488	63,083
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	60,433	66,178
[3]	Kingdom of Belgium	2.850%	10/22/34	EUR	103,327	111,046
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	46,923	60,001
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	33,609	31,448
[3]	Kingdom of Belgium	2.750%	4/22/39	EUR	46,365	47,850
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	40,560	28,763
[3]	Kingdom of Belgium	3.450%	6/22/43	EUR	108,531	119,739
	Kingdom of Belgium	3.750%	6/22/45	EUR	44,522	51,119
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	45,980	35,995
[3,6]	Kingdom of Belgium	1.700%	6/22/50	EUR	62,154	47,807
[3,6]	Kingdom of Belgium	1.400%	6/22/53	EUR	22,579	15,445
[3,6]	Kingdom of Belgium	3.300%	6/22/54	EUR	33,200	34,595
[3]	Kingdom of Belgium	3.500%	6/22/55	EUR	27,826	29,996
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	54,557	45,119
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	42,130	33,589
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	21,294	9,613
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	2,500	2,598
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/27	EUR	4,300	4,363
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/31	EUR	12,000	10,840
	Ministeries Van de Vlaamse Gemeenschap	3.250%	4/5/33	EUR	12,700	13,942
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	5,200	4,377
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,500	1,296
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,700	1,465
	Ministeries Van de Vlaamse Gemeenschap	4.000%	9/26/42	EUR	19,800	22,915
	Ministeries Van de Vlaamse Gemeenschap	3.250%	1/12/43	EUR	14,000	14,629
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	3,200	2,485
	Ministeries Van de Vlaamse Gemeenschap	3.500%	6/22/45	EUR	9,700	10,495
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	8,100	4,941

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Region Wallonne Belgium	0.250%	5/3/26	EUR	18,800	19,686
	Region Wallonne Belgium	0.500%	4/8/30	EUR	6,400	6,091
	Region Wallonne Belgium	0.375%	10/22/31	EUR	2,800	2,527
	Region Wallonne Belgium	1.250%	5/3/34	EUR	13,400	12,146
	Region Wallonne Belgium	0.500%	6/22/37	EUR	7,000	5,309
	Region Wallonne Belgium	1.050%	6/22/40	EUR	3,000	2,250
	Region Wallonne Belgium	3.500%	3/15/43	EUR	15,000	15,846
	Region Wallonne Belgium	0.650%	1/16/51	EUR	4,500	2,365
	Region Wallonne Belgium	1.250%	6/22/71	EUR	2,800	1,519
						1,997,747
Bulgaria (0.1%)
	Republic of Bulgaria	2.625%	3/26/27	EUR	1,455	1,575
	Republic of Bulgaria	3.000%	3/21/28	EUR	12,184	13,298
	Republic of Bulgaria	4.125%	9/23/29	EUR	3,200	3,656
	Republic of Bulgaria	4.375%	5/13/31	EUR	34,919	40,649
	Republic of Bulgaria	4.500%	1/27/33	EUR	5,790	6,809
	Republic of Bulgaria	4.625%	9/23/34	EUR	10,960	12,991
	Republic of Bulgaria	4.875%	5/13/36	EUR	23,508	28,128
	Republic of Bulgaria	4.250%	9/5/44	EUR	9,192	10,070
						117,176
Canada (4.9%)
	British Columbia Investment Management Corp.	4.900%	6/2/33	CAD	11,000	8,522
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	2,255	1,605
	British Columbia Municipal Finance Authority	1.350%	6/30/26	CAD	1,253	875
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	3,732	2,658
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	1,686	1,166
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	2,129	1,417
	Canada	4.500%	11/1/25	CAD	76,190	55,398
	Canada	4.500%	2/1/26	CAD	154,330	112,636
	Canada	0.250%	3/1/26	CAD	9,886	6,837
	Canada	3.000%	4/1/26	CAD	35,700	25,601
	Canada	4.000%	5/1/26	CAD	260,950	189,758
	Canada	1.500%	6/1/26	CAD	2,680	1,880
	Canada	4.000%	8/1/26	CAD	27,620	20,134
	Canada	1.000%	9/1/26	CAD	53,659	37,155
	Canada	1.250%	3/1/27	CAD	49,941	34,455
	Canada	1.000%	6/1/27	CAD	28,135	19,249
	Canada	8.000%	6/1/27	CAD	2,497	2,017
	Canada	2.750%	9/1/27	CAD	56,238	40,112
	Canada	3.500%	3/1/28	CAD	69,636	50,813
	Canada	2.000%	6/1/28	CAD	31,747	22,062
	Canada	3.250%	9/1/28	CAD	100,560	72,865
	Canada	4.000%	3/1/29	CAD	83,959	62,718
	Canada	2.250%	6/1/29	CAD	36,710	25,619
	Canada	5.750%	6/1/29	CAD	18,276	14,696
	Canada	3.500%	9/1/29	CAD	181,588	133,221
	Canada	2.250%	12/1/29	CAD	27,982	19,362
	Canada	3.500%	3/1/30	CAD	71,500	50,611
	Canada	1.250%	6/1/30	CAD	129,771	84,609
	Canada	0.500%	12/1/30	CAD	98,386	60,662
	Canada	1.500%	6/1/31	CAD	169,464	110,037
	Canada	1.500%	12/1/31	CAD	144,281	92,825
	Canada	2.000%	6/1/32	CAD	122,534	81,105
	Canada	2.500%	12/1/32	CAD	88,952	60,794
	Canada	2.750%	6/1/33	CAD	82,062	57,010
	Canada	5.750%	6/1/33	CAD	35,982	30,683
	Canada	2.750%	12/1/33	CAD	96,391	69,478
	Canada	3.500%	3/1/34	CAD	34,500	25,351
	Canada	3.000%	6/1/34	CAD	128,493	90,586
	Canada	3.000%	12/1/34	CAD	104,000	74,745
	Canada	5.000%	6/1/37	CAD	24,120	20,396
	Canada	4.000%	6/1/41	CAD	35,601	27,921
	Canada	3.500%	12/1/45	CAD	31,950	23,653
	Canada	2.750%	12/1/48	CAD	37,774	24,644
[6]	Canada	2.000%	12/1/51	CAD	148,325	81,674
[6]	Canada	1.750%	12/1/53	CAD	132,791	68,056
	Canada	2.750%	12/1/55	CAD	141,990	91,413
	Canada	2.750%	12/1/64	CAD	29,930	19,348
[3]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	66,280	46,834

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	10,645	7,567
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	45,845	31,930
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	23,515	16,542
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	21,135	14,535
[3]	Canada Housing Trust No. 1	1.550%	12/15/26	CAD	14,155	9,826
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	52,285	36,768
[3]	Canada Housing Trust No. 1	3.800%	6/15/27	CAD	20,450	14,912
[3]	Canada Housing Trust No. 1	3.600%	12/15/27	CAD	47,250	34,491
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	10,250	7,185
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	46,150	32,657
[3]	Canada Housing Trust No. 1	3.100%	6/15/28	CAD	28,100	20,167
[3]	Canada Housing Trust No. 1	3.950%	6/15/28	CAD	20,800	15,358
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	31,080	21,897
[3]	Canada Housing Trust No. 1	4.250%	12/15/28	CAD	43,500	32,568
[3]	Canada Housing Trust No. 1	3.700%	6/15/29	CAD	35,360	25,973
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	18,540	12,667
[3]	Canada Housing Trust No. 1	2.900%	12/15/29	CAD	10,000	7,070
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	49,005	32,584
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	21,815	13,671
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	16,490	10,536
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	12,190	8,037
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	17,470	11,120
[3]	Canada Housing Trust No. 1	2.150%	12/15/31	CAD	16,690	11,038
[3]	Canada Housing Trust No. 1	2.450%	12/15/31	CAD	13,955	9,417
[3]	Canada Housing Trust No. 1	3.550%	9/15/32	CAD	50,030	36,124
[3]	Canada Housing Trust No. 1	3.650%	6/15/33	CAD	38,200	27,686
[3]	Canada Housing Trust No. 1	4.150%	6/15/33	CAD	18,325	13,767
[3]	Canada Housing Trust No. 1	4.250%	3/15/34	CAD	84,075	63,565
	Canada Post Corp.	4.360%	7/16/40	CAD	1,789	1,316
	CDP Financial Inc.	1.125%	4/6/27	EUR	12,000	12,603
[3]	CDP Financial Inc.	3.000%	4/11/29	EUR	11,182	12,340
	CDP Financial Inc.	4.200%	12/2/30	CAD	7,000	5,221
	CDP Financial Inc.	3.650%	6/2/34	CAD	4,000	2,808
	City of Montreal	2.750%	9/1/26	CAD	2,700	1,924
	City of Montreal	3.000%	9/1/27	CAD	2,450	1,745
	City of Montreal	3.150%	9/1/28	CAD	2,795	1,992
	City of Montreal	2.300%	9/1/29	CAD	2,131	1,451
	City of Montreal	1.750%	9/1/30	CAD	3,449	2,242
	City of Montreal	2.000%	9/1/31	CAD	5,458	3,511
	City of Montreal	4.250%	12/1/32	CAD	2,154	1,579
	City of Montreal	4.250%	9/1/33	CAD	1,200	875
	City of Montreal	4.100%	12/1/34	CAD	1,566	1,125
	City of Montreal	3.150%	12/1/36	CAD	8,031	5,167
	City of Montreal	3.500%	12/1/38	CAD	4,239	2,761
	City of Montreal	2.400%	12/1/41	CAD	2,924	1,585
	City of Montreal	4.700%	12/1/41	CAD	2,354	1,733
	City of Montreal	6.000%	6/1/43	CAD	1,987	1,695
	City of Montreal	4.400%	12/1/43	CAD	1,100	779
	CPPIB Capital Inc.	4.400%	1/16/26	AUD	20,000	13,138
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	2,700	2,778
	CPPIB Capital Inc.	4.450%	9/1/27	AUD	6,000	3,941
	CPPIB Capital Inc.	1.250%	12/7/27	GBP	5,250	6,106
	CPPIB Capital Inc.	3.250%	3/8/28	CAD	12,100	8,702
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	10,697	7,635
	CPPIB Capital Inc.	4.400%	1/15/29	AUD	16,000	10,432
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	9,133	9,229
	CPPIB Capital Inc.	3.600%	6/2/29	CAD	7,000	5,120
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	7,192	4,864
	CPPIB Capital Inc.	1.125%	12/14/29	GBP	8,000	8,666
	CPPIB Capital Inc.	0.050%	2/24/31	EUR	5,250	4,805
	CPPIB Capital Inc.	3.950%	6/2/32	CAD	18,200	13,353
	CPPIB Capital Inc.	4.750%	6/2/33	CAD	20,000	15,422
	CPPIB Capital Inc.	5.200%	3/4/34	AUD	7,000	4,605
	CPPIB Capital Inc.	4.300%	6/2/34	CAD	8,000	5,956
	CPPIB Capital Inc.	0.750%	2/2/37	EUR	12,500	10,395
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	18,288	12,476
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	2,327	1,500
	CPPIB Capital Inc.	1.625%	10/22/71	GBP	3,250	1,610
	Export Development Canada	2.875%	1/19/28	EUR	30,000	32,989
	Export Development Canada	4.500%	9/6/28	AUD	20,000	13,158

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Financement-Quebec	5.250%	6/1/34	CAD	6,253	4,960
	First Nations Finance Authority	3.050%	6/1/28	CAD	507	361
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,639	1,070
	First Nations Finance Authority	2.850%	6/1/32	CAD	3,845	2,584
	First Nations Finance Authority	4.100%	6/1/34	CAD	1,800	1,301
	Government of Newfoundland and Labrador	4.100%	10/17/54	CAD	11,100	7,466
	Government of the Northwest Territories	2.200%	9/29/51	CAD	491	229
	Greater Sudbury Canada	2.416%	3/12/50	CAD	827	402
	Hydro-Quebec	2.000%	9/1/28	CAD	8,727	5,989
	Hydro-Quebec	3.400%	9/1/29	CAD	5,500	3,971
	Hydro-Quebec	6.000%	8/15/31	CAD	4,550	3,740
	Hydro-Quebec	6.500%	1/16/35	CAD	2,035	1,765
	Hydro-Quebec	6.500%	2/15/35	CAD	18,308	15,869
	Hydro-Quebec	6.000%	2/15/40	CAD	15,732	13,570
	Hydro-Quebec	5.000%	2/15/45	CAD	20,795	16,369
	Hydro-Quebec	5.000%	2/15/50	CAD	29,576	23,686
	Hydro-Quebec	4.000%	2/15/55	CAD	37,807	26,078
	Hydro-Quebec	2.100%	2/15/60	CAD	34,187	15,218
	Hydro-Quebec	4.000%	2/15/63	CAD	38,643	26,814
	Hydro-Quebec	4.000%	2/15/65	CAD	5,050	3,565
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,412	3,155
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,311	2,272
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,339	2,262
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	4,639	3,116
	Municipal Finance Authority of British Columbia	3.350%	6/1/27	CAD	6,000	4,320
	Municipal Finance Authority of British Columbia	4.950%	12/1/27	CAD	2,700	2,041
	Municipal Finance Authority of British Columbia	3.300%	4/8/32	CAD	3,226	2,248
	Municipal Finance Authority of British Columbia	4.050%	12/3/33	CAD	2,600	1,885
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	1,153	644
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	2,692	1,959
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	2,150	1,515
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	5,482	3,698
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/57	CAD	2,140	1,334
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	114	85
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	981	828
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,771	1,108
	OMERS Finance Trust	1.550%	4/21/27	CAD	3,003	2,066
[3]	OMERS Finance Trust	3.125%	1/25/29	EUR	10,500	11,555
	OMERS Finance Trust	2.600%	5/14/29	CAD	5,105	3,541
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	6,872	5,314
	Ontario Electricity Financial Corp.	0.000%	4/11/31	CAD	1,600	919
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	878	648
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	14	11
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	6,900	6,829
	Ontario Teachers Finance Trust	4.150%	11/1/29	CAD	4,000	2,970
	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	31,550	31,571
	Ontario Teachers Finance Trust	4.300%	6/2/34	CAD	4,500	3,315
	Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	8,330	6,340
	Ottawa Ontario	4.600%	7/14/42	CAD	931	682
	Ottawa Ontario	3.100%	7/27/48	CAD	2,341	1,340
	Ottawa Ontario	2.500%	5/11/51	CAD	2,620	1,317
	Ottawa Ontario	4.100%	12/6/52	CAD	1,384	939
	Ottawa Ontario	4.200%	7/30/53	CAD	1,648	1,137
	Province of Alberta	0.625%	1/16/26	EUR	2,501	2,659
	Province of Alberta	2.200%	6/1/26	CAD	15,094	10,689
	Province of Alberta	3.100%	12/14/26	AUD	1,148	733
	Province of Alberta	2.550%	6/1/27	CAD	23,104	16,336
	Province of Alberta	3.600%	4/11/28	AUD	110	70
	Province of Alberta	2.900%	12/1/28	CAD	17,079	12,114
	Province of Alberta	0.375%	2/7/29	CHF	10,000	11,385
	Province of Alberta	1.403%	2/20/29	SEK	106,000	9,459
	Province of Alberta	2.900%	9/20/29	CAD	7,122	5,030
	Province of Alberta	2.050%	6/1/30	CAD	35,396	23,734
	Province of Alberta	1.650%	6/1/31	CAD	17,391	11,149
	Province of Alberta	3.500%	6/1/31	CAD	4,554	3,268
	Province of Alberta	4.150%	6/1/33	CAD	8,210	6,067
	Province of Alberta	3.900%	12/1/33	CAD	7,402	5,357
	Province of Alberta	5.200%	5/15/34	AUD	9,000	5,886
	Province of Alberta	3.125%	10/16/34	EUR	19,359	21,279
	Province of Alberta	4.500%	12/1/40	CAD	4,950	3,680

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Alberta	3.450%	12/1/43	CAD	10,342	6,644
Province of Alberta	3.300%	12/1/46	CAD	23,716	14,664
Province of Alberta	3.050%	12/1/48	CAD	32,875	19,282
Province of Alberta	3.100%	6/1/50	CAD	39,726	23,520
Province of Alberta	2.950%	6/1/52	CAD	16,771	9,601
Province of Alberta	4.450%	12/1/54	CAD	11,000	8,219
Province of British Columbia	2.300%	6/18/26	CAD	9,486	6,724
Province of British Columbia	2.550%	6/18/27	CAD	14,234	10,067
Province of British Columbia	2.950%	12/18/28	CAD	11,974	8,512
Province of British Columbia	5.700%	6/18/29	CAD	6,649	5,269
Province of British Columbia	2.200%	6/18/30	CAD	19,775	13,350
Province of British Columbia	1.550%	6/18/31	CAD	14,285	9,072
Province of British Columbia	6.350%	6/18/31	CAD	7,346	6,146
Province of British Columbia	3.200%	6/18/32	CAD	8,695	6,052
Province of British Columbia	3.550%	6/18/33	CAD	13,400	9,468
Province of British Columbia	5.250%	5/23/34	AUD	7,500	4,914
Province of British Columbia	4.150%	6/18/34	CAD	30,000	22,042
Province of British Columbia	3.000%	7/24/34	EUR	19,000	20,713
Province of British Columbia	5.400%	6/18/35	CAD	3,000	2,416
Province of British Columbia	4.700%	6/18/37	CAD	4,859	3,699
Province of British Columbia	4.950%	6/18/40	CAD	13,773	10,737
Province of British Columbia	4.300%	6/18/42	CAD	18,568	13,448
Province of British Columbia	3.200%	6/18/44	CAD	19,315	11,863
Province of British Columbia	2.800%	6/18/48	CAD	21,063	11,814
Province of British Columbia	4.900%	6/18/48	CAD	1,471	1,151
Province of British Columbia	2.950%	6/18/50	CAD	29,510	16,872
Province of British Columbia	2.750%	6/18/52	CAD	22,419	12,219
Province of British Columbia	4.250%	12/18/53	CAD	24,208	17,454
Province of British Columbia	4.450%	12/18/55	CAD	9,500	7,115
Province of Manitoba	2.550%	6/2/26	CAD	9,304	6,618
Province of Manitoba	2.600%	6/2/27	CAD	7,584	5,368
Province of Manitoba	3.000%	6/2/28	CAD	6,318	4,509
Province of Manitoba	2.750%	6/2/29	CAD	9,669	6,819
Province of Manitoba	3.250%	9/5/29	CAD	2,213	1,592
Province of Manitoba	2.050%	6/2/30	CAD	9,482	6,348
Province of Manitoba	6.300%	3/5/31	CAD	469	388
Province of Manitoba	2.050%	6/2/31	CAD	10,481	6,880
Province of Manitoba	3.900%	12/2/32	CAD	6,000	4,354
Province of Manitoba	3.800%	6/2/33	CAD	6,500	4,665
Province of Manitoba	4.250%	6/2/34	CAD	9,100	6,709
Province of Manitoba	4.850%	8/28/34	AUD	5,000	3,171
Province of Manitoba	5.700%	3/5/37	CAD	3,171	2,619
Province of Manitoba	4.600%	3/5/38	CAD	4,780	3,577
Province of Manitoba	4.650%	3/5/40	CAD	1,960	1,462
Province of Manitoba	4.100%	3/5/41	CAD	4,250	2,982
Province of Manitoba	4.400%	3/5/42	CAD	3,184	2,315
Province of Manitoba	3.350%	3/5/43	CAD	4,581	2,876
Province of Manitoba	4.050%	9/5/45	CAD	6,326	4,341
Province of Manitoba	2.850%	9/5/46	CAD	11,155	6,283
Province of Manitoba	3.400%	9/5/48	CAD	9,070	5,573
Province of Manitoba	3.200%	3/5/50	CAD	5,225	3,081
Province of Manitoba	4.700%	3/5/50	CAD	2,090	1,572
Province of Manitoba	2.050%	9/5/52	CAD	8,409	3,838
Province of Manitoba	3.150%	9/5/52	CAD	3,936	2,284
Province of Manitoba	3.800%	9/5/53	CAD	8,189	5,373
Province of Manitoba	4.400%	9/5/55	CAD	11,445	8,331
Province of New Brunswick	2.600%	8/14/26	CAD	4,898	3,480
Province of New Brunswick	2.350%	8/14/27	CAD	4,770	3,350
Province of New Brunswick	3.100%	8/14/28	CAD	4,044	2,893
Province of New Brunswick	5.650%	12/27/28	CAD	2,800	2,193
Province of New Brunswick	4.250%	8/14/29	CAD	1,995	1,492
Province of New Brunswick	2.550%	8/14/31	CAD	6,250	4,217
Province of New Brunswick	3.950%	8/14/32	CAD	3,300	2,410
Province of New Brunswick	4.450%	8/14/33	CAD	4,200	3,160
Province of New Brunswick	5.500%	1/27/34	CAD	1,960	1,582
Province of New Brunswick	4.550%	3/26/37	CAD	3,428	2,559
Province of New Brunswick	4.800%	9/26/39	CAD	5,236	3,990
Province of New Brunswick	4.800%	6/3/41	CAD	3,765	2,868
Province of New Brunswick	3.550%	6/3/43	CAD	4,641	3,003
Province of New Brunswick	3.800%	8/14/45	CAD	5,713	3,796

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of New Brunswick	3.100%	8/14/48	CAD	8,071	4,730
Province of New Brunswick	3.050%	8/14/50	CAD	8,688	5,022
Province of New Brunswick	2.900%	8/14/52	CAD	5,919	3,299
Province of New Brunswick	5.000%	8/14/54	CAD	4,000	3,213
Province of New Brunswick	3.550%	6/3/55	CAD	1,350	845
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	4,898	3,505
Province of Newfoundland and Labrador	1.250%	6/2/27	CAD	1,700	1,160
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	491	384
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	7,346	5,201
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	10,107	7,123
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	7,215	4,729
Province of Newfoundland and Labrador	2.050%	6/2/31	CAD	5,331	3,469
Province of Newfoundland and Labrador	4.150%	6/2/33	CAD	8,400	6,135
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	491	398
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,550	1,866
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	7,147	4,242
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	5,940	3,736
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	9,380	4,819
Province of Newfoundland and Labrador	3.150%	12/2/52	CAD	4,729	2,672
Province of Nova Scotia	2.100%	6/1/27	CAD	8,569	5,991
Province of Nova Scotia	1.100%	6/1/28	CAD	5,287	3,529
Province of Nova Scotia	2.000%	9/1/30	CAD	8,313	5,527
Province of Nova Scotia	2.400%	12/1/31	CAD	4,700	3,124
Province of Nova Scotia	6.600%	12/1/31	CAD	12	10
Province of Nova Scotia	4.050%	6/1/33	CAD	2,700	1,972
Province of Nova Scotia	5.800%	6/1/33	CAD	981	806
Province of Nova Scotia	4.900%	6/1/35	CAD	4,650	3,565
Province of Nova Scotia	4.500%	6/1/37	CAD	5,550	4,127
Province of Nova Scotia	4.700%	6/1/41	CAD	4,150	3,125
Province of Nova Scotia	4.400%	6/1/42	CAD	4,866	3,539
Province of Nova Scotia	3.450%	6/1/45	CAD	2,376	1,495
Province of Nova Scotia	3.150%	12/1/51	CAD	10,525	6,164
Province of Nova Scotia	4.750%	12/1/54	CAD	9,500	7,342
Province of Nova Scotia	3.500%	6/2/62	CAD	6,124	3,773
Province of Ontario	2.250%	5/26/26	GBP	6,500	8,086
Province of Ontario	2.400%	6/2/26	CAD	31,887	22,639
Province of Ontario	1.350%	9/8/26	CAD	20,564	14,290
Province of Ontario	3.500%	1/27/27	AUD	495	317
Province of Ontario	1.850%	2/1/27	CAD	13,498	9,419
Province of Ontario	0.375%	4/8/27	EUR	957	986
Province of Ontario	2.600%	6/2/27	CAD	36,481	25,837
Province of Ontario	7.600%	6/2/27	CAD	7,346	5,850
Province of Ontario	1.050%	9/8/27	CAD	10,255	6,946
Province of Ontario	3.600%	3/8/28	CAD	25,100	18,265
Province of Ontario	2.900%	6/2/28	CAD	38,975	27,746
Province of Ontario	3.400%	9/8/28	CAD	11,100	8,035
Province of Ontario	4.000%	3/8/29	CAD	7,290	5,397
Province of Ontario	6.500%	3/8/29	CAD	27,610	22,423
Province of Ontario	2.700%	6/2/29	CAD	47,631	33,405
Province of Ontario	0.250%	6/28/29	CHF	5,515	6,233
Province of Ontario	1.550%	11/1/29	CAD	31,996	21,170
Province of Ontario	2.050%	6/2/30	CAD	74,829	50,169
Province of Ontario	0.010%	11/25/30	EUR	10,214	9,385
Province of Ontario	1.350%	12/2/30	CAD	35,904	22,870
Province of Ontario	2.150%	6/2/31	CAD	52,612	34,732
Province of Ontario	6.200%	6/2/31	CAD	6,367	5,286
Province of Ontario	0.250%	6/9/31	EUR	7,600	6,976
Province of Ontario	2.250%	12/2/31	CAD	34,555	22,781
Province of Ontario	4.050%	2/2/32	CAD	17,070	12,598
Province of Ontario	3.750%	6/2/32	CAD	43,700	31,593
Province of Ontario	4.100%	3/4/33	CAD	7,000	5,155
Province of Ontario	5.850%	3/8/33	CAD	26,398	21,751
Province of Ontario	3.650%	6/2/33	CAD	68,000	48,445
Province of Ontario	3.100%	1/31/34	EUR	15,000	16,528
Province of Ontario	5.350%	5/8/34	AUD	9,000	5,960
Province of Ontario	4.150%	6/2/34	CAD	45,750	33,583
Province of Ontario	3.800%	12/2/34	CAD	21,000	14,929
Province of Ontario	5.600%	6/2/35	CAD	38,998	31,952
Province of Ontario	4.700%	6/2/37	CAD	41,136	31,372
Province of Ontario	4.600%	6/2/39	CAD	43,696	32,834

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	4.650%	6/2/41	CAD	59,443	45,010
Province of Ontario	3.500%	6/2/43	CAD	53,895	35,108
Province of Ontario	3.450%	6/2/45	CAD	66,375	42,500
Province of Ontario	2.900%	12/2/46	CAD	63,945	37,088
Province of Ontario	2.800%	6/2/48	CAD	58,369	32,970
Province of Ontario	2.900%	6/2/49	CAD	59,773	34,214
Province of Ontario	2.650%	12/2/50	CAD	64,979	35,169
Province of Ontario	1.900%	12/2/51	CAD	62,256	28,284
Province of Ontario	2.550%	12/2/52	CAD	39,380	20,696
Province of Ontario	3.750%	12/2/53	CAD	59,529	39,755
Province of Ontario	4.100%	10/7/54	CAD	4,200	2,980
Province of Ontario	4.150%	12/2/54	CAD	51,885	37,048
Province of Ontario	4.600%	12/2/55	CAD	30,900	23,827
Province of Prince Edward Island	4.600%	5/19/41	CAD	800	591
Province of Prince Edward Island	3.650%	6/27/42	CAD	1,284	840
Province of Prince Edward Island	2.650%	12/1/51	CAD	1,261	660
Province of Prince Edward Island	3.600%	1/17/53	CAD	1,467	920
Province of Quebec	8.500%	4/1/26	CAD	4,898	3,771
Province of Quebec	3.700%	5/20/26	AUD	279	181
Province of Quebec	2.500%	9/1/26	CAD	22,964	16,299
Province of Quebec	1.850%	2/13/27	CAD	3,112	2,170
Province of Quebec	0.875%	5/4/27	EUR	17,049	17,774
Province of Quebec	2.750%	9/1/27	CAD	31,554	22,460
Province of Quebec	0.875%	7/5/28	EUR	20,214	20,625
Province of Quebec	2.750%	9/1/28	CAD	22,350	15,791
Province of Quebec	2.300%	9/1/29	CAD	24,778	17,025
Province of Quebec	6.000%	10/1/29	CAD	7,346	5,920
Province of Quebec	1.900%	9/1/30	CAD	40,050	26,517
Province of Quebec	0.000%	10/29/30	EUR	31,093	28,661
Province of Quebec	0.250%	5/5/31	EUR	12,300	11,359
Province of Quebec	2.100%	5/27/31	CAD	2,300	1,516
Province of Quebec	1.500%	9/1/31	CAD	52,164	32,815
Province of Quebec	3.650%	5/20/32	CAD	4,000	2,882
Province of Quebec	6.250%	6/1/32	CAD	10,564	8,844
Province of Quebec	3.250%	9/1/32	CAD	49,735	34,684
Province of Quebec	3.900%	11/22/32	CAD	6,400	4,670
Province of Quebec	3.600%	9/1/33	CAD	55,300	39,151
Province of Quebec	5.250%	5/2/34	AUD	9,500	6,238
Province of Quebec	4.450%	9/1/34	CAD	39,600	29,720
Province of Quebec	5.750%	12/1/36	CAD	19,409	16,169
Province of Quebec	5.000%	12/1/38	CAD	28,257	22,067
Province of Quebec	5.000%	12/1/41	CAD	39,804	31,273
Province of Quebec	4.250%	12/1/43	CAD	42,692	30,625
Province of Quebec	3.500%	12/1/45	CAD	45,914	29,463
Province of Quebec	3.500%	12/1/48	CAD	56,471	35,883
Province of Quebec	3.100%	12/1/51	CAD	58,205	34,239
Province of Quebec	2.850%	12/1/53	CAD	52,283	29,065
Province of Quebec	4.400%	12/1/55	CAD	75,500	56,082
Province of Quebec	4.200%	12/1/57	CAD	10,000	7,161
Province of Saskatchewan	2.550%	6/2/26	CAD	4,997	3,554
Province of Saskatchewan	2.650%	6/2/27	CAD	6,898	4,890
Province of Saskatchewan	3.050%	12/2/28	CAD	6,693	4,783
Province of Saskatchewan	5.750%	3/5/29	CAD	2,939	2,319
Province of Saskatchewan	2.200%	6/2/30	CAD	8,240	5,569
Province of Saskatchewan	2.150%	6/2/31	CAD	7,585	5,017
Province of Saskatchewan	6.400%	9/5/31	CAD	259	218
Province of Saskatchewan	3.900%	6/2/33	CAD	4,700	3,406
Province of Saskatchewan	5.800%	9/5/33	CAD	140	115
Province of Saskatchewan	3.300%	5/8/34	EUR	36,761	40,792
Province of Saskatchewan	5.000%	3/5/37	CAD	7,561	5,910
Province of Saskatchewan	4.750%	6/1/40	CAD	3,624	2,765
Province of Saskatchewan	3.400%	2/3/42	CAD	3,250	2,098
Province of Saskatchewan	3.900%	6/2/45	CAD	6,816	4,646
Province of Saskatchewan	2.750%	12/2/46	CAD	10,666	5,986
Province of Saskatchewan	3.300%	6/2/48	CAD	8,685	5,337
Province of Saskatchewan	3.100%	6/2/50	CAD	13,142	7,731
Province of Saskatchewan	2.800%	12/2/52	CAD	8,455	4,667
Province of Saskatchewan	3.750%	3/5/54	CAD	3,359	2,218
Province of Saskatchewan	4.200%	12/2/54	CAD	9,200	6,592
Province of Saskatchewan	2.950%	6/2/58	CAD	1,872	1,035

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	PSP Capital Inc.	3.000%	11/5/25	CAD	5,383	3,852
	PSP Capital Inc.	0.900%	6/15/26	CAD	5,350	3,706
	PSP Capital Inc.	1.500%	3/15/28	CAD	7,700	5,229
	PSP Capital Inc.	4.600%	2/6/29	AUD	12,000	7,873
	PSP Capital Inc.	3.750%	6/15/29	CAD	9,500	6,958
	PSP Capital Inc.	2.050%	1/15/30	CAD	8,828	5,950
	PSP Capital Inc.	2.600%	3/1/32	CAD	3,500	2,351
	PSP Capital Inc.	4.150%	6/1/33	CAD	13,900	10,252
	Regional Municipality of Peel Ontario	4.250%	12/2/33	CAD	700	517
	Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	3,419	2,638
	Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	1,653	825
	Regional Municipality of York	2.600%	12/15/25	CAD	2,450	1,745
	Regional Municipality of York	2.500%	6/2/26	CAD	1,471	1,045
	Regional Municipality of York	2.350%	6/9/27	CAD	2	1
	Regional Municipality of York	1.700%	5/27/30	CAD	1,453	952
	Regional Municipality of York	2.150%	6/22/31	CAD	1,954	1,284
	Regional Municipality of York	4.000%	5/31/32	CAD	2,135	1,561
	Regional Municipality of York	3.650%	5/13/33	CAD	1,519	1,076
	Regional Municipality of York	4.050%	5/1/34	CAD	3,427	2,473
	Royal Office Finance LP	5.209%	11/12/37	CAD	3,950	3,021
	South Coast British Columbia Transportation Authority	3.250%	11/23/28	CAD	1,300	933
	South Coast British Columbia Transportation Authority	1.600%	7/3/30	CAD	1,000	652
	South Coast British Columbia Transportation Authority	4.450%	6/9/44	CAD	500	356
	South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,601	2,660
	South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	486	251
	South Coast British Columbia Transportation Authority	4.150%	12/12/53	CAD	3,600	2,463
	TCHC Issuer Trust	5.395%	2/22/40	CAD	1,018	793
	Toronto Canada	2.400%	6/7/27	CAD	2,484	1,747
	Toronto Canada	2.650%	11/9/29	CAD	2,630	1,830
	Toronto Canada	3.250%	4/20/32	CAD	3,000	2,087
	Toronto Canada	4.250%	7/11/33	CAD	1,500	1,108
	Toronto Canada	2.950%	4/28/35	CAD	1,662	1,074
	Toronto Canada	3.500%	6/2/36	CAD	2,800	1,889
	Toronto Canada	2.600%	9/24/39	CAD	2,977	1,725
	Toronto Canada	5.200%	6/1/40	CAD	4,899	3,821
	Toronto Canada	2.150%	8/25/40	CAD	2,873	1,538
	Toronto Canada	4.700%	6/10/41	CAD	981	728
	Toronto Canada	2.850%	11/23/41	CAD	500	293
	Toronto Canada	3.800%	12/13/42	CAD	1,240	818
	Toronto Canada	4.400%	12/14/42	CAD	8,100	5,792
	Toronto Canada	4.150%	3/10/44	CAD	2,415	1,657
	Toronto Canada	3.250%	6/24/46	CAD	1,960	1,166
	Toronto Canada	3.200%	8/1/48	CAD	893	522
	Toronto Canada	2.800%	11/22/49	CAD	2,898	1,555
	Toronto Canada	2.900%	4/29/51	CAD	3,204	1,748
	Toronto Canada	4.300%	6/1/52	CAD	2,284	1,604
	Toronto Canada	4.550%	10/29/54	CAD	1,050	765
	Vancouver Canada	3.700%	10/18/52	CAD	628	396
	Winnipeg Canada	4.100%	6/1/45	CAD	1,240	832
	Winnipeg Canada	4.300%	11/15/51	CAD	2,537	1,762
						6,083,952
Chile (0.2%)
	Bonos de la Tesoreria de la Republica en pesos	4.500%	3/1/26	CLP	8,545,000	8,800
	Bonos de la Tesoreria de la Republica en pesos	0.000%	5/6/27	CLP	11,690,000	10,541
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/28	CLP	10,500,000	10,627
	Bonos de la Tesoreria de la Republica en pesos	0.000%	4/1/29	CLP	20,200,000	16,621
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/29	CLP	8,050,000	8,739
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/30	CLP	18,650,000	18,366
[3]	Bonos de la Tesoreria de la Republica en pesos	6.000%	4/1/33	CLP	21,085,000	23,067
[3]	Bonos de la Tesoreria de la Republica en pesos	7.000%	5/1/34	CLP	8,190,000	9,878
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/34	CLP	10,885,000	11,842
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/35	CLP	17,725,000	17,734
[3]	Bonos de la Tesoreria de la Republica en pesos	5.300%	11/1/37	CLP	7,280,000	7,664
[3]	Bonos de la Tesoreria de la Republica en pesos	6.200%	10/1/40	CLP	6,240,000	6,968
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/43	CLP	15,590,000	17,801
	Bonos de la Tesoreria de la Republica en pesos	5.100%	7/15/50	CLP	11,950,000	12,553
	Republic of Chile	0.100%	1/26/27	EUR	7,762	7,870
	Republic of Chile	0.555%	1/21/29	EUR	8,600	8,361
	Republic of Chile	3.875%	7/9/31	EUR	12,300	13,568

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Chile	4.125%	7/5/34	EUR	4,808	5,381
Republic of Chile	1.300%	7/26/36	EUR	6,554	5,503
Republic of Chile	1.250%	1/29/40	EUR	4,732	3,621
Republic of Chile	1.250%	1/22/51	EUR	5,795	3,528
					229,033
China (1.2%)
Agricultural Development Bank of China	3.350%	3/24/26	CNY	50,000	7,178
Agricultural Development Bank of China	3.630%	7/19/26	CNY	40,000	5,794
Agricultural Development Bank of China	2.990%	8/11/26	CNY	50,000	7,174
Agricultural Development Bank of China	2.870%	5/14/27	CNY	50,000	7,204
Agricultural Development Bank of China	3.480%	2/4/28	CNY	60,000	8,856
Agricultural Development Bank of China	2.900%	3/8/28	CNY	50,000	7,258
Agricultural Development Bank of China	3.190%	8/12/28	CNY	80,000	11,768
Agricultural Development Bank of China	3.010%	3/16/30	CNY	160,000	23,629
Agricultural Development Bank of China	2.960%	4/17/30	CNY	30,000	4,422
Agricultural Development Bank of China	3.790%	10/26/30	CNY	50,000	7,696
Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	3,048
Agricultural Development Bank of China	3.300%	11/5/31	CNY	90,000	13,578
Agricultural Development Bank of China	3.060%	6/6/32	CNY	180,000	26,797
Agricultural Development Bank of China	2.970%	10/14/32	CNY	100,000	14,805
Agricultural Development Bank of China	2.470%	4/2/34	CNY	92,800	13,275
Agricultural Development Bank of China	3.920%	6/18/51	CNY	30,000	5,464
China Development Bank	2.590%	1/11/26	CNY	150,000	21,291
China Development Bank	3.430%	1/14/27	CNY	110,000	16,004
China Development Bank	4.240%	8/24/27	CNY	120,000	17,968
China Development Bank	3.400%	1/8/28	CNY	230,000	33,873
China Development Bank	3.090%	8/9/28	CNY	70,000	10,276
China Development Bank	3.480%	1/8/29	CNY	50,000	7,480
China Development Bank	2.990%	3/1/29	CNY	130,000	19,102
China Development Bank	3.070%	3/10/30	CNY	65,000	9,647
China Development Bank	3.090%	6/18/30	CNY	125,000	18,584
China Development Bank	2.710%	7/10/30	CNY	100,000	14,482
China Development Bank	3.700%	10/20/30	CNY	30,000	4,604
China Development Bank	3.660%	3/1/31	CNY	145,000	22,276
China Development Bank	3.410%	6/7/31	CNY	50,000	7,586
China Development Bank	3.120%	9/13/31	CNY	120,000	17,933
China Development Bank	3.000%	1/17/32	CNY	50,000	7,418
China Development Bank	2.770%	10/24/32	CNY	105,300	15,375
China Development Bank	2.820%	5/22/33	CNY	99,600	14,613
China Development Bank	2.260%	7/19/34	CNY	100,000	14,103
China Development Bank	3.800%	1/25/36	CNY	30,000	4,850
China Development Bank	3.900%	8/3/40	CNY	160,000	27,109
China Development Bank	3.560%	11/19/51	CNY	50,000	8,636
China Government Bond	2.280%	11/25/25	CNY	250,000	35,447
China Government Bond	2.460%	2/15/26	CNY	320,000	45,555
China Government Bond	3.030%	3/11/26	CNY	110,000	15,789
China Government Bond	2.690%	8/12/26	CNY	420,000	60,303
China Government Bond	2.180%	8/15/26	CNY	330,000	46,969
China Government Bond	0.125%	11/12/26	EUR	2,700	2,779
China Government Bond	2.390%	11/15/26	CNY	285,000	40,797
China Government Bond	2.850%	6/4/27	CNY	40,000	5,806
China Government Bond	2.440%	10/15/27	CNY	200,000	28,791
China Government Bond	3.280%	12/3/27	CNY	80,000	11,805
China Government Bond	2.640%	1/15/28	CNY	570,000	82,638
China Government Bond	3.010%	5/13/28	CNY	130,000	19,110
China Government Bond	2.480%	9/25/28	CNY	20,000	2,893
China Government Bond	2.910%	10/14/28	CNY	145,000	21,310
China Government Bond	2.800%	3/24/29	CNY	100,000	14,673
China Government Bond	2.050%	4/15/29	CNY	205,000	29,149
China Government Bond	3.290%	5/23/29	CNY	90,000	13,496
China Government Bond	2.750%	6/15/29	CNY	50,000	7,329
China Government Bond	1.910%	7/15/29	CNY	20,000	2,828
China Government Bond	2.620%	9/25/29	CNY	100,000	14,551
China Government Bond	3.130%	11/21/29	CNY	40,000	5,993
China Government Bond	2.790%	12/15/29	CNY	120,000	17,612
China Government Bond	2.680%	5/21/30	CNY	90,000	13,176
China Government Bond	3.270%	11/19/30	CNY	50,000	7,602
China Government Bond	2.540%	12/25/30	CNY	134,320	19,532
China Government Bond	2.280%	3/25/31	CNY	135,000	19,284

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	3.020%	5/27/31	CNY	133,000	19,884
China Government Bond	2.120%	6/25/31	CNY	140,000	19,801
China Government Bond	2.890%	11/18/31	CNY	110,000	16,328
China Government Bond	2.760%	5/15/32	CNY	30,000	4,419
China Government Bond	2.690%	8/15/32	CNY	110,000	16,122
China Government Bond	2.600%	9/1/32	CNY	180,000	26,217
China Government Bond	2.800%	11/15/32	CNY	115,000	16,987
China Government Bond	2.880%	2/25/33	CNY	140,000	20,822
China Government Bond	2.520%	8/25/33	CNY	80,000	11,601
China Government Bond	2.670%	11/25/33	CNY	80,000	11,722
China Government Bond	2.350%	2/25/34	CNY	80,000	11,446
China Government Bond	2.270%	5/25/34	CNY	96,800	13,748
China Government Bond	2.110%	8/25/34	CNY	20,000	2,802
China Government Bond	4.270%	5/17/37	CNY	30,000	5,163
China Government Bond	3.520%	4/25/46	CNY	20,000	3,375
China Government Bond	3.770%	2/20/47	CNY	20,000	3,514
China Government Bond	4.050%	7/24/47	CNY	20,000	3,662
China Government Bond	4.220%	3/19/48	CNY	20,000	3,766
China Government Bond	3.970%	7/23/48	CNY	20,000	3,616
China Government Bond	4.080%	10/22/48	CNY	25,000	4,625
China Government Bond	3.860%	7/22/49	CNY	70,000	12,605
China Government Bond	3.390%	3/16/50	CNY	60,000	10,032
China Government Bond	3.810%	9/14/50	CNY	40,000	7,177
China Government Bond	3.720%	4/12/51	CNY	85,000	15,014
China Government Bond	3.530%	10/18/51	CNY	75,000	13,003
China Government Bond	3.120%	10/25/52	CNY	98,500	15,978
China Government Bond	3.190%	4/15/53	CNY	37,400	6,173
China Government Bond	3.000%	10/15/53	CNY	40,000	6,430
China Government Bond	4.240%	11/24/64	CNY	4,000	839
China Government Bond	4.000%	6/24/69	CNY	25,500	5,177
China Government Bond	3.730%	5/25/70	CNY	45,000	8,785
China Government Bond	3.760%	3/22/71	CNY	40,000	7,829
China Government Bond	3.400%	7/15/72	CNY	45,000	8,196
Export-Import Bank of China	3.220%	5/14/26	CNY	70,000	10,047
Export-Import Bank of China	3.400%	1/11/28	CNY	90,000	13,228
Export-Import Bank of China	3.860%	5/20/29	CNY	40,000	6,075
Export-Import Bank of China	3.740%	11/16/30	CNY	80,000	12,269
Export-Import Bank of China	3.180%	3/11/32	CNY	140,000	20,949
Export-Import Bank of China	3.100%	2/13/33	CNY	110,000	16,426
Export-Import Bank of China	2.850%	7/7/33	CNY	100,000	14,684
					1,496,909
Colombia (0.3%)
Colombian TES	6.250%	11/26/25	COP	27,900,000	6,268
Colombian TES	7.500%	8/26/26	COP	141,750,000	31,394
Colombian TES	5.750%	11/3/27	COP	89,200,000	18,272
Colombian TES	6.000%	4/28/28	COP	176,890,000	35,546
Colombian TES	7.750%	9/18/30	COP	105,750,000	21,365
Colombian TES	7.000%	3/26/31	COP	141,550,000	27,049
Colombian TES	7.000%	3/26/31	COP	13,700,000	2,618
Colombian TES	7.000%	6/30/32	COP	128,150,000	23,662
Colombian TES	13.250%	2/9/33	COP	128,175,000	32,703
Colombian TES	7.250%	10/18/34	COP	127,955,000	22,660
Colombian TES	6.250%	7/9/36	COP	87,715,000	13,577
Colombian TES	9.250%	5/28/42	COP	246,783,000	46,454
Colombian TES	11.500%	7/25/46	COP	65,900,000	14,761
Colombian TES	7.250%	10/26/50	COP	171,500,000	25,081
					321,410
Croatia (0.1%)
Republic of Croatia	3.000%	3/20/27	EUR	3,459	3,778
Republic of Croatia	2.700%	6/15/28	EUR	2,818	3,066
Republic of Croatia	1.125%	6/19/29	EUR	8,459	8,543
Republic of Croatia	2.750%	1/27/30	EUR	4,459	4,841
Republic of Croatia	1.500%	6/17/31	EUR	31,506	31,300
Republic of Croatia	2.875%	4/22/32	EUR	5,400	5,834
Republic of Croatia	1.125%	3/4/33	EUR	4,000	3,733
Republic of Croatia	4.000%	6/14/35	EUR	7,727	8,989
Republic of Croatia	1.750%	3/4/41	EUR	4,947	4,284
					74,368

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Czech Republic (0.4%)
	Czech Republic	6.000%	2/26/26	CZK	1,901,590	84,201
	Czech Republic	1.000%	6/26/26	CZK	908,230	37,348
	Czech Republic	0.250%	2/10/27	CZK	401,400	15,978
	Czech Republic	2.500%	8/25/28	CZK	181,190	7,449
	Czech Republic	5.500%	12/12/28	CZK	215,920	9,917
	Czech Republic	2.750%	7/23/29	CZK	2,202,870	90,462
	Czech Republic	0.950%	5/15/30	CZK	779,080	28,747
	Czech Republic	5.000%	9/30/30	CZK	1,039,370	47,364
	Czech Republic	1.200%	3/13/31	CZK	541,410	19,755
	Czech Republic	1.750%	6/23/32	CZK	245,000	9,006
	Czech Republic	4.500%	11/11/32	CZK	555,590	24,595
	Czech Republic	2.000%	10/13/33	CZK	278,500	10,127
	Czech Republic	4.900%	4/14/34	CZK	1,535,100	69,814
	Czech Republic	3.500%	5/30/35	CZK	649,690	26,310
	Czech Republic	4.200%	12/4/36	CZK	48,170	2,069
	Czech Republic	1.950%	7/30/37	CZK	317,750	10,632
	Czech Republic	1.500%	4/24/40	CZK	100,340	2,972
	Czech Republic	4.850%	11/26/57	CZK	44,570	2,041
						498,787
Denmark (0.4%)
	Kingdom of Denmark	1.750%	11/15/25	DKK	331,651	48,210
	Kingdom of Denmark	0.500%	11/15/27	DKK	492,636	68,800
	Kingdom of Denmark	0.500%	11/15/29	DKK	311,753	42,177
	Kingdom of Denmark	0.000%	11/15/31	DKK	608,388	76,816
	Kingdom of Denmark	2.250%	11/15/33	DKK	216,720	31,813
	Kingdom of Denmark	2.250%	11/15/33	DKK	391,188	57,425
	Kingdom of Denmark	4.500%	11/15/39	DKK	373,185	68,647
	Kingdom of Denmark	0.250%	11/15/52	DKK	99,818	8,287
	Kommunekredit	0.625%	5/11/26	EUR	2,186	2,314
	Kommunekredit	2.900%	11/27/26	AUD	2,047	1,299
	Kommunekredit	0.750%	5/18/27	EUR	12,443	12,978
	Kommunekredit	0.000%	11/17/29	EUR	30,000	28,765
	Kommunekredit	0.000%	3/3/31	EUR	5,000	4,621
	Kommunekredit	2.375%	9/15/32	EUR	10,450	11,131
	Kommunekredit	0.010%	5/4/34	EUR	1,000	837
	Kommunekredit	0.875%	11/3/36	EUR	4,500	3,906
						468,026
Estonia (0.0%)
	Republic of Estonia	4.000%	10/12/32	EUR	6,998	8,161
Finland (0.6%)
	Finnvera OYJ	0.500%	4/13/26	EUR	3,234	3,420
	Finnvera OYJ	2.125%	3/8/28	EUR	20,400	21,979
	Finnvera OYJ	0.375%	4/9/29	EUR	4,169	4,138
	Finnvera OYJ	1.125%	5/17/32	EUR	3,100	3,035
	Kuntarahoitus OYJ	0.625%	11/26/26	EUR	2,457	2,577
	Kuntarahoitus OYJ	0.000%	4/21/28	EUR	5,400	5,390
	Kuntarahoitus OYJ	4.375%	10/2/28	GBP	10,000	12,890
	Kuntarahoitus OYJ	0.000%	3/2/31	EUR	15,800	14,590
	Kuntarahoitus OYJ	1.250%	2/23/33	EUR	4,913	4,751
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	11,277	9,080
[3]	Republic of Finland	0.000%	9/15/26	EUR	35,000	36,418
[3]	Republic of Finland	1.375%	4/15/27	EUR	25,000	26,541
[3]	Republic of Finland	0.500%	9/15/27	EUR	24,867	25,690
[3]	Republic of Finland	2.750%	7/4/28	EUR	5,535	6,081
[3]	Republic of Finland	2.875%	4/15/29	EUR	111,017	122,323
[3]	Republic of Finland	0.500%	9/15/29	EUR	72,691	71,675
[3]	Republic of Finland	0.000%	9/15/30	EUR	39,490	36,881
[3]	Republic of Finland	0.125%	9/15/31	EUR	38,750	35,475
[3]	Republic of Finland	1.500%	9/15/32	EUR	75,514	74,897
[3]	Republic of Finland	1.125%	4/15/34	EUR	65,604	61,281
[3]	Republic of Finland	0.125%	4/15/36	EUR	13,000	10,260
[3]	Republic of Finland	2.750%	4/15/38	EUR	22,026	23,179
[3]	Republic of Finland	0.250%	9/15/40	EUR	57,995	40,936
[3]	Republic of Finland	2.625%	7/4/42	EUR	16,683	17,062
[3]	Republic of Finland	0.500%	4/15/43	EUR	993	691
[3]	Republic of Finland	1.375%	4/15/47	EUR	10,000	7,927
[3]	Republic of Finland	0.125%	4/15/52	EUR	11,677	5,952

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Republic of Finland	2.950%	4/15/55	EUR	25,829	27,285
						712,404
France (8.5%)
	Action Logement Services	1.375%	4/13/32	EUR	12,500	11,949
	Action Logement Services	4.125%	10/3/38	EUR	12,800	14,559
	Action Logement Services	0.750%	7/19/41	EUR	15,600	10,774
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	6,100	6,368
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,800	1,998
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	2,500	2,564
	Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	13,800	13,349
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	27,200	26,090
	Agence Francaise de Developpement EPIC	2.875%	1/21/30	EUR	7,500	8,101
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	5,900	5,597
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	20,400	19,484
	Agence Francaise de Developpement EPIC	3.500%	2/25/33	EUR	9,100	10,093
	Agence Francaise de Developpement EPIC	3.375%	5/25/33	EUR	13,900	15,302
	Agence Francaise de Developpement EPIC	3.000%	1/17/34	EUR	12,000	12,795
	Agence Francaise de Developpement EPIC	1.500%	10/31/34	EUR	13,000	12,024
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	5,000	4,094
	Agence Francaise de Developpement EPIC	1.125%	3/2/37	EUR	14,300	11,938
	Agence France Locale	0.125%	6/20/26	EUR	8,400	8,765
	Agence France Locale	0.000%	9/20/27	EUR	15,000	15,053
	Agence France Locale	1.125%	6/20/28	EUR	4,500	4,590
	Agence France Locale	3.000%	3/20/30	EUR	7,000	7,585
	Agence France Locale	0.000%	3/20/31	EUR	500	447
	Agence France Locale	3.625%	6/20/38	EUR	7,000	7,610
	Bpifrance SACA	0.625%	5/25/26	EUR	40,000	42,198
	Bpifrance SACA	2.125%	11/29/27	EUR	12,500	13,355
	Bpifrance SACA	0.125%	11/25/28	EUR	28,300	27,573
	Bpifrance SACA	0.050%	9/26/29	EUR	5,000	4,737
	Bpifrance SACA	1.875%	5/25/30	EUR	5,000	5,136
	Bpifrance SACA	2.000%	9/2/30	EUR	14,000	14,420
	Bpifrance SACA	0.250%	6/4/31	EUR	23,200	21,104
	Bpifrance SACA	2.875%	1/31/32	EUR	15,000	16,116
	Bpifrance SACA	3.375%	5/25/34	EUR	10,000	11,011
	Caisse d'Amortissement de la Dette Sociale	0.000%	11/25/26	EUR	10,000	10,316
	Caisse d'Amortissement de la Dette Sociale	2.875%	5/25/27	EUR	50,000	54,707
	Caisse d'Amortissement de la Dette Sociale	2.750%	9/24/27	EUR	100,000	109,000
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/28	EUR	5,700	5,672
	Caisse d'Amortissement de la Dette Sociale	2.750%	2/25/29	EUR	10,000	10,852
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	43,700	41,878
	Caisse d'Amortissement de la Dette Sociale	0.600%	11/25/29	EUR	55,800	54,324
	Caisse d'Amortissement de la Dette Sociale	3.125%	3/1/30	EUR	10,000	11,023
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	17,300	15,583
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/31	EUR	22,000	19,787
	Caisse d'Amortissement de la Dette Sociale	3.000%	11/25/31	EUR	40,000	43,606
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/32	EUR	25,800	23,502
	Caisse d'Amortissement de la Dette Sociale	1.500%	5/25/32	EUR	33,600	32,921
	Caisse d'Amortissement de la Dette Sociale	2.750%	11/25/32	EUR	9,500	10,134
	Caisse des Depots et Consignations	3.000%	5/25/28	EUR	12,500	13,692
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	600	636
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	3,000	3,173
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	2,000	2,089
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	5,000	5,158
	Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	100	103
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	5,000	5,022
	Caisse Francaise de Financement Local	0.125%	6/30/31	EUR	6,700	6,078
	Caisse Francaise de Financement Local	0.375%	1/20/32	EUR	8,000	7,281
	Caisse Francaise de Financement Local	3.500%	3/16/32	EUR	18,200	20,541
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	24,900	24,013
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	37,200	35,489
	Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	100	92
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	3,600	3,243
[7]	Dexia Credit Local SA	0.625%	1/17/26	EUR	4,500	4,778
[7]	Dexia Credit Local SA	0.250%	12/10/26	GBP	10,000	11,744
[7]	Dexia Credit Local SA	1.000%	10/18/27	EUR	5,950	6,193
[7]	Dexia Credit Local SA	0.000%	1/21/28	EUR	6,100	6,116
[7]	Dexia Credit Local SA	3.125%	6/1/28	EUR	20,000	22,144
[7]	Dexia SA	0.010%	1/22/27	EUR	5,000	5,143

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	France	1.000%	11/25/25	EUR	270,209	289,426
[3]	France	0.000%	2/25/26	EUR	128,703	135,727
[3]	France	3.500%	4/25/26	EUR	54,610	60,321
[3]	France	0.500%	5/25/26	EUR	169,679	179,286
[3]	France	2.500%	9/24/26	EUR	475,000	516,789
[3]	France	0.250%	11/25/26	EUR	176,306	183,305
[3]	France	0.000%	2/25/27	EUR	305,977	314,419
[3]	France	1.000%	5/25/27	EUR	130,450	136,683
[3]	France	2.500%	9/24/27	EUR	395,000	428,901
[3]	France	2.750%	10/25/27	EUR	148,395	162,300
[3]	France	0.750%	2/25/28	EUR	129,364	132,579
[3]	France	0.750%	5/25/28	EUR	216,770	220,965
[3]	France	0.750%	11/25/28	EUR	420,393	424,105
[3]	France	2.750%	2/25/29	EUR	380,028	414,046
[3]	France	5.500%	4/25/29	EUR	117,522	142,587
[3]	France	0.500%	5/25/29	EUR	191,931	189,257
[3]	France	0.000%	11/25/29	EUR	203,476	193,083
[3]	France	2.750%	2/25/30	EUR	317,147	344,258
[3]	France	2.500%	5/25/30	EUR	146,677	157,350
[3]	France	0.000%	11/25/30	EUR	231,904	213,381
[3]	France	1.500%	5/25/31	EUR	177,411	177,836
[3]	France	0.000%	11/25/31	EUR	515,253	458,899
[3]	France	0.000%	5/25/32	EUR	153,573	134,435
[3]	France	5.750%	10/25/32	EUR	140,000	182,266
[3]	France	2.000%	11/25/32	EUR	126,218	127,879
[3]	France	3.000%	5/25/33	EUR	184,000	200,017
[3]	France	3.500%	11/25/33	EUR	197,865	222,925
[3]	France	1.250%	5/25/34	EUR	236,057	218,471
[3]	France	3.000%	11/25/34	EUR	165,000	177,627
[3]	France	4.750%	4/25/35	EUR	65,221	81,157
[3]	France	1.250%	5/25/36	EUR	210,705	186,658
[3]	France	1.250%	5/25/38	EUR	466,092	393,654
[3]	France	1.750%	6/25/39	EUR	27,541	24,653
[3,8,9]	France	0.500%	5/25/40	EUR	98,263	70,182
[3]	France	4.500%	4/25/41	EUR	153,442	190,504
[3]	France	2.500%	5/25/43	EUR	86,559	82,075
[3]	France	0.500%	6/25/44	EUR	134,874	86,518
[3]	France	3.250%	5/25/45	EUR	104,220	110,224
[3]	France	2.000%	5/25/48	EUR	131,410	109,114
[3]	France	3.000%	6/25/49	EUR	154,970	155,157
[3]	France	1.500%	5/25/50	EUR	122,558	88,477
[3]	France	0.750%	5/25/52	EUR	136,375	76,898
[3]	France	0.750%	5/25/53	EUR	247,960	136,588
[3]	France	3.000%	5/25/54	EUR	142,695	138,766
[3]	France	4.000%	4/25/55	EUR	78,930	92,235
[3]	France	3.250%	5/25/55	EUR	52,272	53,115
[3]	France	4.000%	4/25/60	EUR	71,827	84,503
[3]	France	1.750%	5/25/66	EUR	98,468	67,250
[3]	France	0.500%	5/25/72	EUR	50,287	19,721
	Gestion Securite de Stocks Securite SA	3.375%	6/29/30	EUR	6,700	7,362
	Ile-de-France Mobilites	3.500%	10/4/39	EUR	4,900	5,270
	Ile-de-France Mobilites	0.950%	5/28/41	EUR	100	72
	Ile-de-France Mobilites	1.275%	2/14/42	EUR	14,800	11,206
	Ile-de-France Mobilites	3.450%	6/25/49	EUR	10,000	10,366
	Regie Autonome des Transports Parisiens EPIC	0.875%	5/25/27	EUR	1,500	1,556
	Regie Autonome des Transports Parisiens EPIC	1.875%	5/25/32	EUR	5,400	5,321
	Region of Ile de France	0.625%	4/23/27	EUR	2,500	2,576
	Region of Ile de France	0.000%	4/20/28	EUR	2,500	2,462
	Region of Ile de France	0.100%	7/2/30	EUR	1,200	1,103
	Region of Ile de France	2.900%	4/30/31	EUR	6,000	6,421
	Region of Ile de France	1.375%	6/20/33	EUR	3,000	2,795
	SFIL SA	0.050%	6/4/29	EUR	1,700	1,621
	SFIL SA	3.250%	11/25/30	EUR	20,000	21,969
	SFIL SA	1.500%	3/5/32	EUR	14,500	14,082
	SNCF Reseau	2.625%	12/29/25	EUR	2,500	2,714
	SNCF Reseau	4.250%	10/7/26	EUR	600	671
	SNCF Reseau	3.125%	10/25/28	EUR	3,600	3,935
	SNCF Reseau	5.250%	12/7/28	GBP	8,292	10,920
	SNCF Reseau	0.875%	1/22/29	EUR	3,000	2,993
	SNCF Reseau	1.125%	5/25/30	EUR	13,800	13,532

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
SNCF Reseau	1.000%	11/9/31	EUR	7,400	6,956
SNCF Reseau	5.000%	10/10/33	EUR	7,509	9,187
SNCF Reseau	5.250%	1/31/35	GBP	2,684	3,565
SNCF Reseau	0.750%	5/25/36	EUR	18,200	14,669
SNCF Reseau	1.500%	5/29/37	EUR	8,900	7,675
SNCF Reseau	2.250%	12/20/47	EUR	8,600	7,056
SNCF Reseau	2.000%	2/5/48	EUR	2,500	1,916
SNCF Reseau	5.000%	3/11/52	GBP	2,451	2,959
SNCF Reseau	4.830%	3/25/60	GBP	4,483	5,203
Societe Des Grands Projets EPIC	3.375%	5/25/45	EUR	5,000	5,213
Societe Des Grands Projets EPIC	3.500%	6/25/49	EUR	5,000	5,254
Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	5,200	5,289
Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	47,400	43,042
Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	23,000	20,597
Societe Du Grand Paris EPIC	3.500%	5/25/43	EUR	7,000	7,425
Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	10,000	6,418
Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	6,500	4,747
Societe Du Grand Paris EPIC	1.000%	11/26/51	EUR	22,200	13,022
Societe Du Grand Paris EPIC	3.700%	5/25/53	EUR	3,300	3,565
Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	5,900	2,526
Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	11,000	4,892
Societe Nationale SNCF SACA	5.375%	3/18/27	GBP	3,935	5,089
Societe Nationale SNCF SACA	1.500%	2/2/29	EUR	4,600	4,696
Societe Nationale SNCF SACA	0.625%	4/17/30	EUR	12,300	11,768
Societe Nationale SNCF SACA	0.227%	6/18/30	CHF	4,000	4,457
Societe Nationale SNCF SACA	1.000%	5/25/40	EUR	17,000	12,574
Societe Nationale SNCF SACA	0.875%	2/28/51	EUR	10,800	5,680
UNEDIC ASSEO	0.625%	3/3/26	EUR	7,000	7,418
UNEDIC ASSEO	0.100%	11/25/26	EUR	41,200	42,556
UNEDIC ASSEO	1.250%	10/21/27	EUR	10,500	10,970
UNEDIC ASSEO	0.500%	3/20/29	EUR	11,800	11,638
UNEDIC ASSEO	0.250%	11/25/29	EUR	14,700	14,047
UNEDIC ASSEO	0.000%	3/5/30	EUR	10,000	9,360
UNEDIC ASSEO	0.000%	11/19/30	EUR	34,000	31,096
UNEDIC ASSEO	0.010%	5/25/31	EUR	15,000	13,532
UNEDIC ASSEO	1.500%	4/20/32	EUR	25,500	25,035
UNEDIC ASSEO	1.750%	11/25/32	EUR	7,000	6,951
UNEDIC ASSEO	1.250%	5/25/33	EUR	1,000	944
UNEDIC ASSEO	0.100%	5/25/34	EUR	34,600	28,420
UNEDIC ASSEO	0.250%	7/16/35	EUR	14,500	11,677
Ville de Paris	1.250%	1/12/32	EUR	12,800	12,107
Ville de Paris	1.375%	11/20/34	EUR	700	626
Ville de Paris	3.750%	6/22/48	EUR	5,000	5,463
					10,585,611
Germany (8.0%)
Bundesobligation	0.000%	4/10/26	EUR	122,000	128,479
Bundesobligation	0.000%	10/9/26	EUR	90,000	93,869
Bundesobligation	0.000%	4/16/27	EUR	160,109	165,200
Bundesobligation	1.300%	10/15/27	EUR	240,000	254,745
Bundesobligation	2.200%	4/13/28	EUR	195,000	212,213
Bundesobligation	2.400%	10/19/28	EUR	130,000	142,380
Bundesobligation	2.100%	4/12/29	EUR	375,000	405,506
Bundesschatzanweisungen	3.100%	12/12/25	EUR	270,000	295,779
Bundesschatzanweisungen	2.500%	3/19/26	EUR	450,000	490,489
Federal Republic of Germany	0.250%	2/15/27	EUR	87,560	91,274
Federal Republic of Germany	0.500%	8/15/27	EUR	4,587	4,773
Federal Republic of Germany	0.000%	11/15/27	EUR	45,542	46,427
Federal Republic of Germany	5.625%	1/4/28	EUR	68,082	81,800
Federal Republic of Germany	0.500%	2/15/28	EUR	121,655	125,624
Federal Republic of Germany	0.250%	8/15/28	EUR	125,770	127,593
Federal Republic of Germany	0.000%	11/15/28	EUR	76,535	76,447
Federal Republic of Germany	0.250%	2/15/29	EUR	163,530	164,260
Federal Republic of Germany	0.000%	8/15/29	EUR	70,256	69,008
Federal Republic of Germany	2.100%	11/15/29	EUR	50,000	54,031
Federal Republic of Germany	0.000%	2/15/30	EUR	67,000	65,057
Federal Republic of Germany	0.000%	8/15/30	EUR	36,000	34,532
Federal Republic of Germany	2.400%	11/15/30	EUR	500,000	547,576
Federal Republic of Germany	0.000%	2/15/31	EUR	104,734	99,288
Federal Republic of Germany	0.000%	8/15/31	EUR	182,516	170,926

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Federal Republic of Germany	0.000%	2/15/32	EUR	72,179	66,710
	Federal Republic of Germany	1.700%	8/15/32	EUR	143,670	149,903
	Federal Republic of Germany	2.300%	2/15/33	EUR	126,812	137,788
	Federal Republic of Germany	2.600%	8/15/33	EUR	79,065	87,814
	Federal Republic of Germany	2.200%	2/15/34	EUR	105,000	112,714
	Federal Republic of Germany	4.750%	7/4/34	EUR	39,075	51,113
	Federal Republic of Germany	2.600%	8/15/34	EUR	49,874	55,292
	Federal Republic of Germany	0.000%	5/15/35	EUR	184,194	155,631
	Federal Republic of Germany	0.000%	5/15/36	EUR	202,597	166,174
	Federal Republic of Germany	4.000%	1/4/37	EUR	48,904	61,468
	Federal Republic of Germany	1.000%	5/15/38	EUR	169,993	152,269
	Federal Republic of Germany	4.250%	7/4/39	EUR	50,000	65,351
	Federal Republic of Germany	4.750%	7/4/40	EUR	37,079	51,427
	Federal Republic of Germany	2.600%	5/15/41	EUR	190,000	206,105
	Federal Republic of Germany	3.250%	7/4/42	EUR	107,790	127,734
	Federal Republic of Germany	2.500%	7/4/44	EUR	120,032	128,312
	Federal Republic of Germany	2.500%	8/15/46	EUR	199,941	213,925
	Federal Republic of Germany	1.250%	8/15/48	EUR	159,688	132,953
	Federal Republic of Germany	0.000%	8/15/50	EUR	199,508	112,961
	Federal Republic of Germany	0.000%	8/15/50	EUR	30,000	17,012
	Federal Republic of Germany	0.000%	8/15/52	EUR	104,000	56,022
	Federal Republic of Germany	1.800%	8/15/53	EUR	251,451	230,088
	Federal Republic of Germany	2.500%	8/15/54	EUR	62,000	66,127
[10]	FMS Wertmanagement	0.375%	4/29/30	EUR	5,400	5,252
	Free and Hanseatic City of Hamburg	0.010%	6/15/28	EUR	7,500	7,472
	Free and Hanseatic City of Hamburg	0.010%	6/30/28	EUR	20,000	19,903
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	977	899
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	7,314	6,681
	Free and Hanseatic City of Hamburg	0.250%	2/18/41	EUR	4,750	3,397
	Free and Hanseatic City of Hamburg	0.400%	11/23/51	EUR	8,000	4,575
	Free State of Bavaria	0.030%	4/3/28	EUR	28,454	28,475
	Free State of Bavaria	0.150%	4/3/30	EUR	4,794	4,604
	Free State of Bavaria	0.010%	1/18/35	EUR	19,182	16,105
	Free State of Saxony	0.010%	10/15/27	EUR	2,500	2,535
	Free State of Saxony	0.010%	11/5/29	EUR	20,541	19,800
	Free State of Saxony	0.010%	12/17/35	EUR	17,349	14,025
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	1,951	1,964
	Gemeinsame Deutsche Bundeslaender	1.250%	5/4/29	EUR	15,000	15,456
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	17,551	16,515
	Investitionsbank Berlin	0.250%	2/3/32	EUR	5,500	5,028
	Investitionsbank Berlin	3.125%	3/1/33	EUR	15,000	16,875
[10]	KFW	4.125%	2/18/26	GBP	20,000	25,620
[10]	KFW	0.750%	2/19/26	CAD	4,905	3,412
[10]	KFW	0.375%	3/9/26	EUR	21,698	22,975
[10]	KFW	0.000%	6/15/26	EUR	39,860	41,672
[10]	KFW	1.250%	7/31/26	GBP	51,821	63,073
[10]	KFW	3.200%	9/11/26	AUD	9,143	5,888
[10]	KFW	0.000%	9/30/26	EUR	97,483	101,266
[10]	KFW	2.000%	2/15/27	AUD	700	437
[10]	KFW	0.625%	2/22/27	EUR	18,529	19,351
[10]	KFW	0.000%	3/31/27	EUR	26,737	27,443
[10]	KFW	0.000%	4/30/27	EUR	82,443	84,479
[10]	KFW	1.250%	6/30/27	EUR	33,802	35,680
[10]	KFW	4.300%	7/13/27	AUD	10,000	6,571
[10]	KFW	3.750%	7/30/27	GBP	6,000	7,622
[10]	KFW	2.375%	8/5/27	EUR	20,546	22,307
[10]	KFW	0.500%	9/15/27	EUR	19,908	20,500
[10]	KFW	2.750%	10/1/27	EUR	70,000	76,704
[10]	KFW	0.750%	12/7/27	GBP	20,000	23,081
[10]	KFW	0.000%	12/15/27	EUR	15,905	16,047
[10]	KFW	0.625%	1/7/28	EUR	19,503	20,050
[10]	KFW	1.375%	2/2/28	SEK	65,270	5,945
[10]	KFW	2.750%	3/15/28	EUR	21,862	23,989
[10]	KFW	3.200%	3/15/28	AUD	17,647	11,180
[10]	KFW	0.750%	6/28/28	EUR	36,890	37,723
[10]	KFW	0.000%	9/15/28	EUR	78	77
[10]	KFW	3.125%	10/10/28	EUR	138,944	154,486
[10]	KFW	4.875%	10/10/28	GBP	5,000	6,543
[10]	KFW	3.750%	1/9/29	GBP	32,091	40,316
[10]	KFW	0.750%	1/15/29	EUR	40,577	41,018

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[10]	KFW	4.200%	2/8/29	AUD	5,000	3,254
[10]	KFW	2.625%	4/26/29	EUR	30,000	32,742
[10]	KFW	0.000%	6/15/29	EUR	20,000	19,404
[10]	KFW	4.400%	7/12/29	AUD	25,000	16,369
[10]	KFW	0.375%	4/23/30	EUR	10,000	9,656
[10]	KFW	3.125%	6/7/30	EUR	22,307	24,971
[10]	KFW	0.000%	9/17/30	EUR	44,113	41,247
[10]	KFW	4.250%	10/1/30	GBP	10,000	12,781
[10]	KFW	0.000%	1/10/31	EUR	37,454	34,750
[10]	KFW	2.750%	2/20/31	EUR	55,059	60,288
[10]	KFW	0.125%	1/9/32	EUR	31,986	29,151
[10]	KFW	2.875%	3/31/32	EUR	65,000	71,740
[10]	KFW	5.750%	6/7/32	GBP	5,120	7,141
[10]	KFW	2.750%	2/14/33	EUR	15,000	16,441
[10]	KFW	1.125%	5/9/33	EUR	3,948	3,783
[10]	KFW	2.875%	6/7/33	EUR	13,337	14,701
[10]	KFW	0.050%	9/29/34	EUR	12,373	10,305
[10]	KFW	1.375%	7/31/35	EUR	6,827	6,441
[10]	KFW	0.375%	5/20/36	EUR	1,670	1,385
[10]	KFW	5.000%	6/9/36	GBP	4,265	5,687
[10]	KFW	1.250%	7/4/36	EUR	11,216	10,286
[10]	KFW	4.875%	3/15/37	GBP	969	1,272
[10]	KFW	1.125%	3/31/37	EUR	22,993	20,563
[10]	KFW	4.700%	6/2/37	CAD	1,152	871
[10]	KFW	1.125%	6/15/37	EUR	4,876	4,334
[10]	KFW	2.600%	6/20/37	JPY	812,000	6,368
[10]	KFW	0.875%	7/4/39	EUR	34,358	28,390
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	4,876	5,090
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	4,876	5,014
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	15,604	13,966
	Land Baden-Wuerttemberg	3.000%	6/27/33	EUR	15,000	16,780
	Land Berlin	0.625%	3/20/26	EUR	5,833	6,192
	Land Berlin	0.625%	2/8/27	EUR	2,731	2,855
	Land Berlin	0.010%	5/18/27	EUR	43,860	44,884
	Land Berlin	1.250%	6/1/28	EUR	29,000	30,242
	Land Berlin	0.010%	10/26/28	EUR	13,165	12,997
	Land Berlin	0.010%	7/2/30	EUR	32,115	30,331
	Land Berlin	2.625%	1/24/31	EUR	18,000	19,643
	Land Berlin	1.300%	6/13/33	EUR	977	955
	Land Berlin	0.750%	4/3/34	EUR	21,835	19,893
	Land Berlin	0.125%	6/4/35	EUR	4,876	4,026
	Land Berlin	0.625%	8/25/36	EUR	1,219	1,033
	Land Berlin	1.375%	6/5/37	EUR	2,439	2,242
	Land Berlin	1.375%	8/27/38	EUR	2,439	2,195
	Land Berlin	0.050%	8/6/40	EUR	14,314	9,876
	Land Berlin	0.100%	1/18/41	EUR	24,939	17,241
	Land Berlin	3.000%	3/13/54	EUR	10,000	10,871
	Land Schleswig-Holstein Germany	0.010%	10/22/26	EUR	12,300	12,758
	Land Thueringen	0.200%	10/26/26	EUR	7,314	7,617
	Land Thueringen	0.500%	3/2/29	EUR	15,000	15,023
	Land Thueringen	0.010%	3/24/31	EUR	5,000	4,640
	Land Thueringen	0.250%	3/5/40	EUR	3,999	2,811
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	7,314	7,718
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	2/25/27	EUR	7,500	7,798
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.750%	3/16/32	EUR	12,000	11,464
[10]	Landwirtschaftliche Rentenbank	0.000%	9/28/26	EUR	20,000	20,779
[10]	Landwirtschaftliche Rentenbank	0.875%	12/15/26	GBP	10,000	11,955
[10]	Landwirtschaftliche Rentenbank	0.100%	3/8/27	EUR	5,500	5,667
[10]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	2,310	1,460
[10]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	15,749	16,354
[10]	Landwirtschaftliche Rentenbank	0.000%	9/22/27	EUR	5,600	5,674
[10]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	4,876	4,954
[10]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	2,140	1,356
[10]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	5,690	5,643
[10]	Landwirtschaftliche Rentenbank	0.000%	12/13/28	EUR	10,000	9,812
[10]	Landwirtschaftliche Rentenbank	3.875%	2/9/29	GBP	10,000	12,612
[10]	Landwirtschaftliche Rentenbank	4.300%	2/14/29	AUD	20,000	13,058
[10]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	30,084	30,001
[10]	Landwirtschaftliche Rentenbank	3.200%	5/25/29	AUD	10,790	6,715
[10]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	18,155	17,367

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[10]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	6,000	5,740
[10]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	1,850	1,820
[10]	Landwirtschaftliche Rentenbank	0.050%	1/31/31	EUR	25,059	23,213
[10]	Landwirtschaftliche Rentenbank	2.750%	2/16/32	EUR	21,500	23,508
	Niedersachsen Invest GmbH	0.250%	7/16/35	EUR	10,000	8,484
	NRW Bank	0.625%	2/11/26	EUR	7,314	7,764
	NRW Bank	0.500%	5/11/26	EUR	5,855	6,180
	NRW Bank	0.250%	9/28/26	EUR	2,901	3,025
	NRW Bank	0.625%	2/23/27	EUR	7,314	7,631
	NRW Bank	0.250%	3/16/27	EUR	205	212
	NRW Bank	0.125%	4/12/27	EUR	7,948	8,170
	NRW Bank	0.500%	9/13/27	EUR	7,314	7,530
	NRW Bank	0.625%	1/4/28	EUR	3,413	3,509
	NRW Bank	0.375%	5/16/29	EUR	3,535	3,479
	NRW Bank	0.125%	2/4/30	EUR	25,000	23,902
	NRW Bank	0.875%	4/12/34	EUR	331	304
	NRW Bank	2.875%	7/25/34	EUR	20,000	21,839
	NRW Bank	0.100%	7/9/35	EUR	13,519	10,987
	NRW Bank	1.200%	3/28/39	EUR	5,000	4,269
	NRW Bank	0.500%	6/17/41	EUR	8,900	6,424
	NRW Bank	1.250%	5/13/49	EUR	4,876	3,580
	State of Brandenburg	0.010%	6/26/28	EUR	15,696	15,652
	State of Brandenburg	0.125%	2/4/30	EUR	3,275	3,154
	State of Brandenburg	0.050%	7/1/31	EUR	14,013	12,966
	State of Brandenburg	3.000%	7/20/33	EUR	8,000	8,937
	State of Brandenburg	0.750%	8/8/36	EUR	4,876	4,236
	State of Brandenburg	1.450%	11/26/38	EUR	6,875	6,031
	State of Brandenburg	0.300%	10/4/49	EUR	488	285
	State of Bremen	2.750%	1/30/32	EUR	16,000	17,554
	State of Bremen	3.000%	3/2/33	EUR	9,000	10,080
	State of Bremen	1.200%	1/30/34	EUR	100	96
	State of Bremen	1.500%	11/12/38	EUR	2,404	2,192
	State of Bremen	1.000%	5/27/39	EUR	6,097	5,155
	State of Bremen	0.500%	5/6/41	EUR	9,740	7,233
	State of Bremen	0.550%	2/4/50	EUR	26,106	16,052
	State of Hesse	0.000%	4/14/26	EUR	878	922
	State of Hesse	0.375%	7/6/26	EUR	29,207	30,699
	State of Hesse	0.000%	9/22/27	EUR	20,000	20,280
	State of Hesse	0.625%	8/2/28	EUR	4,876	4,957
	State of Hesse	0.010%	3/11/30	EUR	12,829	12,225
	State of Hesse	0.000%	11/8/30	EUR	12,190	11,382
	State of Hesse	0.125%	10/10/31	EUR	9,600	8,819
	State of Hesse	1.300%	10/10/33	EUR	3,901	3,768
	State of Hesse	2.750%	1/10/34	EUR	22,000	24,046
	State of Hesse	2.625%	8/25/34	EUR	10,000	10,780
	State of Lower Saxony	0.375%	1/9/26	EUR	10,087	10,706
	State of Lower Saxony	0.500%	6/8/26	EUR	1,219	1,286
	State of Lower Saxony	0.010%	9/8/26	EUR	14,269	14,846
	State of Lower Saxony	0.000%	2/11/27	EUR	6,000	6,176
	State of Lower Saxony	0.010%	11/25/27	EUR	37,521	37,915
	State of Lower Saxony	0.750%	2/15/28	EUR	7,314	7,531
	State of Lower Saxony	0.010%	2/19/29	EUR	9,518	9,317
	State of Lower Saxony	0.375%	5/14/29	EUR	2,926	2,896
	State of Lower Saxony	0.125%	1/10/30	EUR	4,876	4,693
	State of Lower Saxony	0.010%	8/13/30	EUR	33,963	31,955
	State of Lower Saxony	0.010%	1/10/31	EUR	5,331	4,963
	State of Lower Saxony	0.050%	3/9/35	EUR	29,974	24,826
	State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	7,314	7,787
	State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	44,756	47,246
	State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	4,876	5,155
	State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	9,947	10,346
	State of North Rhine-Westphalia Germany	0.200%	3/31/27	EUR	20,205	20,827
	State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	13,652	14,129
	State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	6,681	6,533
	State of North Rhine-Westphalia Germany	2.750%	1/15/32	EUR	25,000	27,382
	State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	11,748	12,481
	State of North Rhine-Westphalia Germany	2.900%	6/7/33	EUR	74,650	82,425
	State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	31,655	25,418
	State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	6,827	6,277
	State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	12,000	11,217

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	18,224	13,965
	State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	2,258	2,002
	State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	11,573	8,622
	State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	977	747
	State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	2,439	2,040
	State of North Rhine-Westphalia Germany	1.000%	10/16/46	EUR	8,265	6,038
	State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	20,200	17,020
	State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	4,876	4,004
	State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	52,016	34,599
	State of North Rhine-Westphalia Germany	0.375%	9/2/50	EUR	16,605	9,457
	State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	18,134	9,555
	State of North Rhine-Westphalia Germany	0.500%	1/15/52	EUR	11,530	6,593
	State of North Rhine-Westphalia Germany	2.900%	1/15/53	EUR	3,522	3,688
	State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	8,266	6,587
	State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	7,518	5,831
	State of North Rhine-Westphalia Germany	3.400%	3/7/73	EUR	8,000	9,572
	State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	14,185	11,388
	State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	9,518	7,817
	State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	12,019	7,200
	State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	18,536	9,356
	State of North Rhine-Westphalia Germany	1.450%	1/19/22	EUR	5,283	3,276
	State of Rhineland-Palatinate	0.100%	8/18/26	EUR	4,876	5,091
	State of Rhineland-Palatinate	0.375%	1/26/27	EUR	4,876	5,070
	State of Rhineland-Palatinate	0.700%	1/26/28	EUR	4,876	5,020
	State of Rhineland-Palatinate	0.750%	2/23/32	EUR	50,067	47,953
	State of Rhineland-Palatinate	0.375%	4/1/41	EUR	3,400	2,498
	State of Rhineland-Palatinate	0.375%	3/10/51	EUR	3,988	2,298
	State of Saxony-Anhalt	0.500%	6/25/27	EUR	1,219	1,261
	State of Saxony-Anhalt	0.750%	1/29/29	EUR	6,000	6,086
	State of Saxony-Anhalt	0.000%	3/10/31	EUR	7,250	6,747
	State of Saxony-Anhalt	2.950%	6/20/33	EUR	13,200	14,776
	State of Saxony-Anhalt	3.150%	2/6/54	EUR	6,000	6,862
	State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	17,458	18,422
	State of Schleswig-Holstein Germany	1.375%	7/14/27	EUR	15,000	15,869
	State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	977	986
	State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	3,341	3,387
	State of Schleswig-Holstein Germany	0.010%	11/26/29	EUR	14,331	13,790
	State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	6,998	6,645
	State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	5,852	5,399
	State of Schleswig-Holstein Germany	3.000%	8/16/33	EUR	10,000	11,177
						9,883,166
Greece (0.3%)
[3]	Hellenic Republic	3.875%	6/15/28	EUR	71,918	81,619
[3]	Hellenic Republic	1.500%	6/18/30	EUR	11,743	11,852
	Hellenic Republic	3.900%	1/30/33	EUR	35,000	40,063
[3]	Hellenic Republic	4.250%	6/15/33	EUR	22,368	26,240
[3]	Hellenic Republic	3.375%	6/15/34	EUR	21,787	23,836
	Hellenic Republic	4.000%	1/30/37	EUR	11,226	12,849
[3]	Hellenic Republic	4.375%	7/18/38	EUR	21,818	25,514
	Hellenic Republic	4.200%	1/30/42	EUR	24,240	27,770
[3]	Hellenic Republic	1.875%	1/24/52	EUR	48,849	36,185
[3]	Hellenic Republic	4.125%	6/15/54	EUR	56,546	62,499
						348,427
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	1.680%	1/21/26	HKD	4,950	626
	Hong Kong Government Bond Programme	3.375%	6/7/27	EUR	5,000	5,510
	Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	3,000	369
	Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	58,850	7,275
	Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	45,500	5,605
	Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	3,200	381
	Hong Kong Government Bond Programme	3.750%	6/7/32	EUR	6,000	6,731
	Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	13,600	1,598
	Hong Kong Government Bond Programme	1.590%	3/4/36	HKD	57,000	6,196
						34,291
Hungary (0.2%)
	Republic of Hungary	1.000%	11/26/25	HUF	1,842,120	4,694
	Republic of Hungary	1.500%	4/22/26	HUF	5,341,310	13,365
	Republic of Hungary	2.750%	12/22/26	HUF	3,403,180	8,440
	Republic of Hungary	5.000%	2/22/27	EUR	3,244	3,656

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Hungary	1.750%	10/10/27	EUR	2,146	2,224
Republic of Hungary	3.000%	10/27/27	HUF	9,755,340	23,549
Republic of Hungary	4.500%	3/23/28	HUF	20,673,470	51,686
Republic of Hungary	0.125%	9/21/28	EUR	3,728	3,570
Republic of Hungary	6.750%	10/22/28	HUF	5,609,330	15,008
Republic of Hungary	2.000%	5/23/29	HUF	1,974,720	4,324
Republic of Hungary	4.000%	7/25/29	EUR	43,200	47,437
Republic of Hungary	3.000%	8/21/30	HUF	14,925,610	32,964
Republic of Hungary	3.250%	10/22/31	HUF	465,190	1,004
Republic of Hungary	1.625%	4/28/32	EUR	13,813	12,655
Republic of Hungary	4.750%	11/24/32	HUF	8,500,000	19,755
Republic of Hungary	2.250%	4/20/33	HUF	5,247,780	9,942
Republic of Hungary	5.375%	9/12/33	EUR	7,623	8,797
Republic of Hungary	1.750%	6/5/35	EUR	2,869	2,413
Republic of Hungary	3.000%	10/27/38	HUF	4,469,000	7,765
Republic of Hungary	3.000%	4/25/41	HUF	5,082,310	8,264
Republic of Hungary	1.500%	11/17/50	EUR	3,681	2,220
					283,732
Iceland (0.0%)
Republic of Iceland	0.625%	6/3/26	EUR	2,265	2,383
Indonesia (1.1%)
Indonesia Treasury Bond	7.250%	2/15/26	IDR	138,087,000	8,864
Indonesia Treasury Bond	5.500%	4/15/26	IDR	938,101,000	58,776
Indonesia Treasury Bond	8.375%	9/15/26	IDR	330,525,000	21,670
Indonesia Treasury Bond	5.125%	4/15/27	IDR	635,731,000	39,167
Indonesia Treasury Bond	7.000%	5/15/27	IDR	730,214,000	46,915
Indonesia Treasury Bond	6.125%	5/15/28	IDR	706,587,000	44,299
Indonesia Treasury Bond	6.375%	8/15/28	IDR	1,778,000,000	112,010
Indonesia Treasury Bond	9.000%	3/15/29	IDR	24,484,000	1,693
Indonesia Treasury Bond	6.875%	4/15/29	IDR	500,000,000	32,025
Indonesia Treasury Bond	8.250%	5/15/29	IDR	710,151,000	48,017
Indonesia Treasury Bond	7.000%	9/15/30	IDR	978,735,000	63,085
Indonesia Treasury Bond	6.500%	2/15/31	IDR	953,002,000	59,806
Indonesia Treasury Bond	8.750%	5/15/31	IDR	187,925,000	13,194
Indonesia Treasury Bond	6.375%	4/15/32	IDR	784,458,000	48,719
Indonesia Treasury Bond	7.500%	8/15/32	IDR	318,879,000	21,140
Indonesia Treasury Bond	7.000%	2/15/33	IDR	1,536,857,000	99,000
Indonesia Treasury Bond	6.625%	5/15/33	IDR	1,025,898,000	64,750
Indonesia Treasury Bond	6.625%	2/15/34	IDR	380,361,000	23,859
Indonesia Treasury Bond	8.375%	3/15/34	IDR	674,148,000	47,182
Indonesia Treasury Bond	7.500%	6/15/35	IDR	577,006,000	38,185
Indonesia Treasury Bond	6.750%	7/15/35	IDR	280,000,000	17,609
Indonesia Treasury Bond	8.250%	5/15/36	IDR	509,661,000	35,671
Indonesia Treasury Bond	9.750%	5/15/37	IDR	63,792,000	5,014
Indonesia Treasury Bond	7.500%	5/15/38	IDR	446,806,000	29,617
Indonesia Treasury Bond	7.125%	6/15/38	IDR	340,000,000	21,772
Indonesia Treasury Bond	8.375%	4/15/39	IDR	523,168,000	37,442
Indonesia Treasury Bond	7.500%	4/15/40	IDR	811,318,000	53,872
Indonesia Treasury Bond	9.500%	5/15/41	IDR	81,900,000	6,464
Indonesia Treasury Bond	7.125%	6/15/42	IDR	475,210,000	30,585
Indonesia Treasury Bond	7.125%	6/15/43	IDR	970,000,000	62,076
Indonesia Treasury Bond	7.375%	5/15/48	IDR	422,095,000	28,017
Indonesia Treasury Bond	6.875%	8/15/51	IDR	486,019,000	30,517
Indonesia Treasury Bond	6.875%	7/15/54	IDR	390,000,000	24,493
Republic of Indonesia	0.740%	5/26/26	JPY	300,000	1,962
Republic of Indonesia	1.450%	9/18/26	EUR	2,196	2,301
Republic of Indonesia	0.900%	2/14/27	EUR	10,565	10,847
Republic of Indonesia	3.750%	6/14/28	EUR	11,139	12,255
Republic of Indonesia	1.000%	7/28/29	EUR	4,571	4,447
Republic of Indonesia	1.100%	3/12/33	EUR	4,669	4,141
					1,311,458
Ireland (0.5%)
Republic of Ireland	1.000%	5/15/26	EUR	44,834	47,822
Republic of Ireland	0.200%	5/15/27	EUR	58,472	60,424
Republic of Ireland	0.900%	5/15/28	EUR	36,715	38,066
Republic of Ireland	1.100%	5/15/29	EUR	24,380	25,055
Republic of Ireland	0.200%	10/18/30	EUR	55,510	52,867
Republic of Ireland	0.000%	10/18/31	EUR	72,535	66,328

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Ireland	0.350%	10/18/32	EUR	42,317	38,770
	Republic of Ireland	1.300%	5/15/33	EUR	19,947	19,564
	Republic of Ireland	2.600%	10/18/34	EUR	100,595	108,489
	Republic of Ireland	0.400%	5/15/35	EUR	10,906	9,339
	Republic of Ireland	1.700%	5/15/37	EUR	2,523	2,420
	Republic of Ireland	0.550%	4/22/41	EUR	81,592	61,352
	Republic of Ireland	2.000%	2/18/45	EUR	39,344	36,859
	Republic of Ireland	1.500%	5/15/50	EUR	25,965	21,238
						588,593
Isle of Man (0.0%)
	Isle of Man	1.625%	9/14/51	GBP	5,732	3,447
Israel (0.3%)
	State of Israel	0.500%	2/27/26	ILS	78,045	19,849
	State of Israel	6.250%	10/30/26	ILS	27,603	7,633
	State of Israel	1.500%	1/18/27	EUR	12,456	12,763
	State of Israel	2.000%	3/31/27	ILS	79,333	20,025
	State of Israel	2.250%	9/28/28	ILS	166,992	40,972
	State of Israel	1.500%	1/16/29	EUR	5,439	5,308
	State of Israel	3.750%	2/28/29	ILS	210,116	54,327
	State of Israel	1.000%	3/31/30	ILS	133,975	29,670
	State of Israel	0.625%	1/18/32	EUR	21,007	17,591
	State of Israel	1.300%	4/30/32	ILS	90,000	18,938
	State of Israel	4.000%	3/30/35	ILS	167,219	41,754
	State of Israel	1.500%	5/31/37	ILS	157,924	28,786
	State of Israel	5.500%	1/31/42	ILS	32,324	9,113
	State of Israel	3.750%	3/31/47	ILS	131,154	28,580
	State of Israel	2.500%	1/16/49	EUR	3,219	2,689
	State of Israel	2.800%	11/29/52	ILS	121,330	20,852
						358,850
Italy (6.8%)
	Acquirente Unico SpA	2.800%	2/20/26	EUR	4,000	4,311
	AMCO - Asset Management Co. SpA	2.250%	7/17/27	EUR	10,042	10,618
	AMCO - Asset Management Co. SpA	0.750%	4/20/28	EUR	4,552	4,526
	Cassa Depositi e Prestiti SpA	1.875%	2/7/26	EUR	2,500	2,679
	Cassa Depositi e Prestiti SpA	2.125%	3/21/26	EUR	8,000	8,598
	Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	7,400	7,845
	Cassa Depositi e Prestiti SpA	3.625%	1/13/30	EUR	5,000	5,491
	Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	8,400	8,082
	Cassa Depositi e Prestiti SpA	3.875%	7/12/31	EUR	5,000	5,513
	Italy Buoni Poliennali Del Tesoro	3.500%	1/15/26	EUR	112,081	122,922
	Italy Buoni Poliennali Del Tesoro	3.200%	1/28/26	EUR	326,592	356,964
	Italy Buoni Poliennali Del Tesoro	0.000%	4/1/26	EUR	75,000	78,533
	Italy Buoni Poliennali Del Tesoro	3.800%	4/15/26	EUR	203,439	224,508
	Italy Buoni Poliennali Del Tesoro	1.600%	6/1/26	EUR	50,000	53,515
	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	125,660	130,578
	Italy Buoni Poliennali Del Tesoro	3.100%	8/28/26	EUR	56,976	62,334
	Italy Buoni Poliennali Del Tesoro	3.850%	9/15/26	EUR	260,000	288,448
	Italy Buoni Poliennali Del Tesoro	0.850%	1/15/27	EUR	80,136	83,800
	Italy Buoni Poliennali Del Tesoro	2.950%	2/15/27	EUR	100,000	109,256
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/27	EUR	156,114	163,550
	Italy Buoni Poliennali Del Tesoro	3.450%	7/15/27	EUR	74,099	81,948
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	75,008	80,212
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	51,525	53,342
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	32,315	38,944
	Italy Buoni Poliennali Del Tesoro	2.650%	12/1/27	EUR	70,059	75,899
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	190,622	190,612
	Italy Buoni Poliennali Del Tesoro	3.400%	4/1/28	EUR	190,842	211,273
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	139,312	139,356
	Italy Buoni Poliennali Del Tesoro	3.800%	8/1/28	EUR	206,084	231,517
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/28	EUR	50,000	58,122
	Italy Buoni Poliennali Del Tesoro	4.100%	2/1/29	EUR	283,835	322,869
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/29	EUR	183,698	198,222
	Italy Buoni Poliennali Del Tesoro	3.350%	7/1/29	EUR	166,177	183,452
	Italy Buoni Poliennali Del Tesoro	3.000%	10/1/29	EUR	169,050	183,491
	Italy Buoni Poliennali Del Tesoro	5.250%	11/1/29	EUR	38,935	46,843
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	71,781	79,972
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	40,825	40,651
	Italy Buoni Poliennali Del Tesoro	3.700%	6/15/30	EUR	85,006	95,167

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/30	EUR	75,122	72,514
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	35,847	35,774
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	2/15/31	EUR	126,375	139,677
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	158,588	149,780
	Italy Buoni Poliennali Del Tesoro	6.000%	5/1/31	EUR	98,116	124,512
	Italy Buoni Poliennali Del Tesoro	3.450%	7/15/31	EUR	149,324	164,360
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	51,149	46,946
[3]	Italy Buoni Poliennali Del Tesoro	3.150%	11/15/31	EUR	211,061	227,045
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/31	EUR	72,000	67,114
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	69,424	67,754
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/32	EUR	65,399	60,107
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/32	EUR	68,494	70,241
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/33	EUR	114,810	145,977
	Italy Buoni Poliennali Del Tesoro	4.400%	5/1/33	EUR	143,790	168,276
	Italy Buoni Poliennali Del Tesoro	4.350%	11/1/33	EUR	182,046	211,842
	Italy Buoni Poliennali Del Tesoro	4.200%	3/1/34	EUR	153,000	175,742
	Italy Buoni Poliennali Del Tesoro	3.850%	7/1/34	EUR	212,451	236,964
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/34	EUR	49,264	60,116
	Italy Buoni Poliennali Del Tesoro	3.850%	2/1/35	EUR	75,658	83,973
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	88,100	94,162
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	4/30/35	EUR	78,284	88,665
[3]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/36	EUR	88,654	76,974
[3]	Italy Buoni Poliennali Del Tesoro	2.250%	9/1/36	EUR	25,000	23,542
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	7,882	8,869
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	68,377	54,306
[3]	Italy Buoni Poliennali Del Tesoro	4.050%	10/30/37	EUR	98,697	110,599
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/38	EUR	145,367	148,802
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/38	EUR	85,000	87,009
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	12,931	12,792
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	EUR	98,664	120,678
[3]	Italy Buoni Poliennali Del Tesoro	4.150%	10/1/39	EUR	40,000	44,583
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	47,884	47,329
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	89,462	109,375
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	140,982	114,272
[3]	Italy Buoni Poliennali Del Tesoro	4.450%	9/1/43	EUR	117,157	133,936
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	57,423	68,653
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	66,713	47,920
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	73,973	71,611
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/47	EUR	82,000	72,267
[3]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/48	EUR	62,810	62,308
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	135,249	142,343
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	74,319	60,580
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	75,969	52,136
[3]	Italy Buoni Poliennali Del Tesoro	4.500%	10/1/53	EUR	47,423	54,580
[3]	Italy Buoni Poliennali Del Tesoro	4.300%	10/1/54	EUR	124,002	136,847
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	47,014	38,967
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	3/1/72	EUR	12,000	8,216
	Republic of Italy	6.000%	8/4/28	GBP	5,802	7,622
						8,452,620
Japan (11.8%)
	Aichi Prefecture	0.075%	5/20/27	JPY	2,400,000	15,610
	Aichi Prefecture	0.050%	9/20/29	JPY	400,000	2,554
	Aichi Prefecture	0.772%	9/20/33	JPY	300,000	1,949
	Aichi Prefecture	0.481%	6/11/41	JPY	180,000	979
	City of Yokohama Japan	0.050%	10/16/29	JPY	1,500,000	9,572
	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	22,200	145
	Fukuoka Prefecture	0.432%	6/18/49	JPY	350,000	1,556
	Hyogo Prefecture	1.020%	7/13/29	JPY	750,000	5,022
	Hyogo Prefecture	1.400%	9/8/34	JPY	700,000	4,764
	Japan	0.100%	11/1/25	JPY	10,000,000	65,691
	Japan	0.005%	12/1/25	JPY	10,000,000	65,595
	Japan	0.100%	12/20/25	JPY	11,168,900	73,324
	Japan	0.300%	12/20/25	JPY	4,368,200	28,741
	Japan	2.000%	12/20/25	JPY	1,628,550	10,919
	Japan	0.100%	1/1/26	JPY	10,500,000	68,922
	Japan	0.100%	2/1/26	JPY	20,000,000	131,234
	Japan	0.200%	3/1/26	JPY	10,000,000	65,680
	Japan	0.005%	3/20/26	JPY	12,910,900	84,554
	Japan	0.100%	3/20/26	JPY	2,486,700	16,307

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	2.100%	3/20/26	JPY	419,350	2,825
	Japan	2.200%	3/20/26	JPY	390,050	2,631
	Japan	0.200%	4/1/26	JPY	15,000,000	98,485
	Japan	0.300%	5/1/26	JPY	15,000,000	98,595
	Japan	0.400%	6/1/26	JPY	15,000,000	98,718
	Japan	0.005%	6/20/26	JPY	8,381,900	54,807
	Japan	0.100%	6/20/26	JPY	2,649,200	17,348
	Japan	0.400%	7/1/26	JPY	10,000,000	65,794
	Japan	0.400%	8/1/26	JPY	5,000,000	32,892
	Japan	0.400%	9/1/26	JPY	8,000,000	52,619
	Japan	0.005%	9/20/26	JPY	4,996,650	32,629
	Japan	0.100%	9/20/26	JPY	3,391,300	22,184
	Japan	2.200%	9/20/26	JPY	29,300	199
	Japan	2.300%	9/20/26	JPY	17,100	116
	Japan	0.400%	10/1/26	JPY	10,000,000	65,775
[11]	Japan	0.500%	11/1/26	JPY	10,000,000	65,897
	Japan	0.005%	12/20/26	JPY	10,100,200	65,880
	Japan	0.100%	12/20/26	JPY	6,316,650	41,284
	Japan	2.100%	12/20/26	JPY	2,437,950	16,611
	Japan	0.005%	3/20/27	JPY	13,513,350	88,055
	Japan	0.100%	3/20/27	JPY	7,478,050	48,834
	Japan	0.100%	3/20/27	JPY	10,608,850	69,281
	Japan	2.000%	3/20/27	JPY	487,600	3,328
	Japan	2.100%	3/20/27	JPY	170,700	1,168
	Japan	0.005%	6/20/27	JPY	11,604,000	75,522
	Japan	0.100%	6/20/27	JPY	9,557,150	62,353
	Japan	2.300%	6/20/27	JPY	9,800	68
	Japan	0.100%	9/20/27	JPY	5,587,000	36,409
	Japan	0.100%	9/20/27	JPY	15,900,000	103,621
	Japan	2.200%	9/20/27	JPY	1,007,350	6,962
	Japan	0.100%	12/20/27	JPY	10,492,600	68,297
	Japan	0.200%	12/20/27	JPY	8,000,000	52,242
	Japan	0.300%	12/20/27	JPY	3,000,000	19,651
	Japan	2.100%	12/20/27	JPY	1,092,700	7,559
	Japan	0.100%	3/20/28	JPY	9,007,950	58,558
	Japan	0.100%	3/20/28	JPY	12,253,000	79,656
	Japan	0.200%	3/20/28	JPY	9,450,000	61,640
	Japan	2.200%	3/20/28	JPY	1,925,950	13,411
	Japan	2.400%	3/20/28	JPY	2,852,400	19,986
	Japan	0.100%	6/20/28	JPY	11,893,400	77,201
	Japan	0.100%	6/20/28	JPY	7,000,000	45,438
	Japan	0.200%	6/20/28	JPY	8,500,000	55,376
	Japan	0.300%	6/20/28	JPY	10,000,000	65,383
	Japan	2.400%	6/20/28	JPY	3,260,200	22,932
	Japan	0.100%	9/20/28	JPY	6,689,800	43,357
	Japan	0.300%	9/20/28	JPY	5,000,000	32,658
	Japan	0.400%	9/20/28	JPY	13,000,000	85,234
	Japan	2.100%	9/20/28	JPY	2,986,900	20,866
	Japan	2.200%	9/20/28	JPY	585,150	4,102
	Japan	0.100%	12/20/28	JPY	8,723,850	56,443
	Japan	0.200%	12/20/28	JPY	10,000,000	64,968
	Japan	0.300%	12/20/28	JPY	2,000,000	13,043
	Japan	0.300%	12/20/28	JPY	8,000,000	52,187
	Japan	0.400%	12/20/28	JPY	14,000,000	91,691
	Japan	1.900%	12/20/28	JPY	3,530,200	24,543
	Japan	2.100%	12/20/28	JPY	292,600	2,050
	Japan	0.100%	3/20/29	JPY	7,240,600	46,751
	Japan	0.400%	3/20/29	JPY	11,000,000	71,965
	Japan	0.500%	3/20/29	JPY	15,000,000	98,534
	Japan	0.600%	3/20/29	JPY	7,000,000	46,189
	Japan	1.900%	3/20/29	JPY	2,023,500	14,100
	Japan	2.100%	3/20/29	JPY	2,200,500	15,457
	Japan	0.100%	6/20/29	JPY	7,981,850	51,444
	Japan	0.400%	6/20/29	JPY	9,000,000	58,804
	Japan	0.500%	6/20/29	JPY	2,000,000	13,124
	Japan	0.500%	6/20/29	JPY	8,000,000	52,503
	Japan	0.600%	6/20/29	JPY	6,000,000	39,562
	Japan	2.100%	6/20/29	JPY	2,696,400	18,994
	Japan	0.100%	9/20/29	JPY	5,205,600	33,484
	Japan	0.600%	9/20/29	JPY	10,000,000	65,889

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.100%	9/20/29	JPY	5,792,650	40,919
Japan	2.800%	9/20/29	JPY	1,316,550	9,588
Japan	0.100%	12/20/29	JPY	6,308,450	40,518
Japan	2.100%	12/20/29	JPY	6,356,900	45,052
Japan	2.200%	12/20/29	JPY	2,798,800	19,927
Japan	0.100%	3/20/30	JPY	6,000,000	38,490
Japan	2.100%	3/20/30	JPY	6,989,050	49,695
Japan	2.200%	3/20/30	JPY	4,771,850	34,092
Japan	2.300%	5/20/30	JPY	82,900	597
Japan	0.100%	6/20/30	JPY	4,066,950	26,049
Japan	1.600%	6/20/30	JPY	277,950	1,932
Japan	1.800%	6/20/30	JPY	19,550	137
Japan	2.000%	6/20/30	JPY	2,437,950	17,301
Japan	0.100%	9/20/30	JPY	3,883,650	24,829
Japan	1.800%	9/20/30	JPY	682,650	4,806
Japan	1.900%	9/20/30	JPY	2,130,750	15,081
Japan	0.100%	12/20/30	JPY	6,079,600	38,801
Japan	2.000%	12/20/30	JPY	1,462,800	10,436
Japan	2.100%	12/20/30	JPY	5,383,600	38,619
Japan	0.100%	3/20/31	JPY	5,583,450	35,556
Japan	1.900%	3/20/31	JPY	2,925,550	20,797
Japan	2.000%	3/20/31	JPY	5,938,750	42,461
Japan	2.200%	3/20/31	JPY	1,643,800	11,888
Japan	0.100%	6/20/31	JPY	9,295,650	59,064
Japan	1.800%	6/20/31	JPY	3,599,750	25,484
Japan	1.900%	6/20/31	JPY	4,101,150	29,206
Japan	0.100%	9/20/31	JPY	6,862,500	43,501
Japan	1.700%	9/20/31	JPY	9,189,650	64,765
Japan	1.800%	9/20/31	JPY	7,223,450	51,223
Japan	0.100%	12/20/31	JPY	6,498,300	41,081
Japan	1.700%	12/20/31	JPY	6,066,800	42,811
Japan	1.800%	12/20/31	JPY	10,117,350	71,851
Japan	0.200%	3/20/32	JPY	1,300,000	8,258
Japan	1.600%	3/20/32	JPY	4,363,850	30,618
Japan	1.700%	3/20/32	JPY	3,010,300	21,268
Japan	1.800%	3/20/32	JPY	5,951,000	42,321
Japan	2.300%	5/20/32	JPY	1,200,000	8,828
Japan	0.200%	6/20/32	JPY	3,900,000	24,700
Japan	1.500%	6/20/32	JPY	3,971,850	27,686
Japan	1.600%	6/20/32	JPY	4,015,400	28,189
Japan	1.700%	6/20/32	JPY	2,800,000	19,790
Japan	0.200%	9/20/32	JPY	3,000,000	18,953
Japan	1.700%	9/20/32	JPY	11,837,900	83,759
Japan	1.800%	11/22/32	JPY	1,200,000	8,554
Japan	0.500%	12/20/32	JPY	4,600,000	29,682
Japan	1.700%	12/20/32	JPY	7,875,600	55,731
Japan	1.800%	12/20/32	JPY	4,625,550	32,979
Japan	0.500%	3/20/33	JPY	8,450,000	54,392
Japan	1.100%	3/20/33	JPY	1,200,000	8,113
Japan	1.500%	3/20/33	JPY	6,038,850	42,111
Japan	1.600%	3/20/33	JPY	7,493,850	52,643
Japan	0.400%	6/20/33	JPY	18,500,000	117,727
Japan	1.700%	6/20/33	JPY	2,152,750	15,241
Japan	1.700%	6/20/33	JPY	11,321,550	80,152
Japan	0.800%	9/20/33	JPY	19,853,200	130,424
Japan	1.700%	9/20/33	JPY	11,247,400	79,615
Japan	0.600%	12/20/33	JPY	34,000,000	218,751
Japan	0.700%	12/20/33	JPY	4,000,000	25,963
Japan	1.600%	12/20/33	JPY	8,848,700	62,067
Japan	2.000%	12/20/33	JPY	2,560,800	18,551
Japan	0.800%	3/20/34	JPY	33,000,000	215,509
Japan	1.000%	3/20/34	JPY	4,000,000	26,614
Japan	1.500%	3/20/34	JPY	8,735,200	60,677
Japan	2.400%	3/20/34	JPY	1,804,100	13,494
Japan	1.100%	6/20/34	JPY	28,000,000	187,452
Japan	1.500%	6/20/34	JPY	10,287,850	71,366
Japan	2.500%	6/20/34	JPY	1,581,550	11,927
Japan	0.900%	9/20/34	JPY	7,000,000	45,882
Japan	1.400%	9/20/34	JPY	11,414,050	78,345
Japan	2.500%	9/20/34	JPY	395,050	2,981

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.200%	12/20/34	JPY	12,236,350	82,313
Japan	2.400%	12/20/34	JPY	1,121,450	8,397
Japan	1.200%	3/20/35	JPY	11,679,700	78,385
Japan	2.300%	3/20/35	JPY	1,419,000	10,534
Japan	1.300%	6/20/35	JPY	8,294,150	56,081
Japan	2.300%	6/20/35	JPY	1,745,550	12,955
Japan	1.200%	9/20/35	JPY	10,302,000	68,834
Japan	2.500%	9/20/35	JPY	487,600	3,685
Japan	1.000%	12/20/35	JPY	11,679,950	76,229
Japan	2.300%	12/20/35	JPY	1,223,850	9,081
Japan	0.400%	3/20/36	JPY	10,435,200	63,523
Japan	2.500%	3/20/36	JPY	1,076,600	8,142
Japan	0.200%	6/20/36	JPY	10,927,100	64,644
Japan	2.500%	6/20/36	JPY	707,050	5,347
Japan	0.500%	9/20/36	JPY	13,032,150	79,575
Japan	2.500%	9/20/36	JPY	292,600	2,213
Japan	0.600%	12/20/36	JPY	12,134,600	74,673
Japan	2.300%	12/20/36	JPY	393,950	2,921
Japan	0.700%	3/20/37	JPY	12,279,500	76,179
Japan	2.400%	3/20/37	JPY	2,462,150	18,435
Japan	0.600%	6/20/37	JPY	11,160,750	68,092
Japan	0.600%	9/20/37	JPY	13,826,450	84,031
Japan	2.500%	9/20/37	JPY	1,128,350	8,532
Japan	0.600%	12/20/37	JPY	12,388,600	74,923
Japan	0.500%	3/20/38	JPY	13,964,950	82,963
Japan	2.500%	3/20/38	JPY	3,832,300	28,939
Japan	0.500%	6/20/38	JPY	16,283,200	96,236
Japan	0.700%	9/20/38	JPY	13,720,350	82,961
Japan	2.400%	9/20/38	JPY	3,654,600	27,263
Japan	0.500%	12/20/38	JPY	14,877,150	87,020
Japan	0.400%	3/20/39	JPY	14,884,200	85,382
Japan	2.300%	3/20/39	JPY	4,758,050	35,024
Japan	0.300%	6/20/39	JPY	15,697,650	88,202
Japan	0.300%	9/20/39	JPY	14,447,050	80,686
Japan	2.200%	9/20/39	JPY	5,453,150	39,564
Japan	0.300%	12/20/39	JPY	16,548,200	91,844
Japan	0.400%	3/20/40	JPY	14,326,800	80,380
Japan	2.300%	3/20/40	JPY	9,003,150	65,969
Japan	0.400%	6/20/40	JPY	17,481,350	97,502
Japan	0.400%	9/20/40	JPY	19,256,200	106,837
Japan	2.000%	9/20/40	JPY	8,965,300	63,019
Japan	0.500%	12/20/40	JPY	18,446,750	103,534
Japan	0.500%	3/20/41	JPY	14,895,350	83,159
Japan	2.200%	3/20/41	JPY	9,369,300	67,402
Japan	0.400%	6/20/41	JPY	21,151,250	115,424
Japan	0.500%	9/20/41	JPY	19,037,250	105,194
Japan	2.000%	9/20/41	JPY	10,988,400	76,744
Japan	0.500%	12/20/41	JPY	19,507,200	107,185
Japan	0.800%	3/20/42	JPY	18,138,550	104,594
Japan	2.000%	3/20/42	JPY	10,442,400	72,664
Japan	0.900%	6/20/42	JPY	18,191,000	106,262
Japan	1.100%	9/20/42	JPY	16,190,000	97,476
Japan	1.900%	9/20/42	JPY	14,732,950	100,690
Japan	1.400%	12/20/42	JPY	15,270,000	96,300
Japan	1.100%	3/20/43	JPY	14,500,000	86,677
Japan	1.800%	3/20/43	JPY	9,770,250	65,514
Japan	1.100%	6/20/43	JPY	15,319,250	91,220
Japan	1.900%	6/20/43	JPY	7,860,900	53,368
Japan	1.500%	9/20/43	JPY	16,377,950	103,996
Japan	1.800%	9/20/43	JPY	6,408,950	42,746
Japan	1.300%	12/20/43	JPY	12,500,000	76,505
Japan	1.700%	12/20/43	JPY	7,751,900	50,764
Japan	1.600%	3/20/44	JPY	15,000,000	96,327
Japan	1.700%	3/20/44	JPY	8,401,000	54,874
Japan	1.700%	6/20/44	JPY	5,029,200	32,752
Japan	1.900%	6/20/44	JPY	12,500,000	84,125
Japan	1.700%	9/20/44	JPY	7,417,700	48,137
Japan	1.800%	9/20/44	JPY	5,000,000	32,989
Japan	1.500%	12/20/44	JPY	4,815,200	30,083
Japan	1.500%	3/20/45	JPY	7,010,100	43,669

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	1.600%	6/20/45	JPY	4,547,900	28,768
	Japan	1.400%	9/20/45	JPY	3,044,500	18,513
	Japan	1.400%	12/20/45	JPY	4,637,850	28,090
	Japan	0.800%	3/20/46	JPY	8,448,350	45,130
	Japan	0.300%	6/20/46	JPY	7,453,300	35,285
	Japan	0.500%	9/20/46	JPY	8,752,050	43,226
	Japan	0.600%	12/20/46	JPY	6,442,850	32,402
	Japan	0.800%	3/20/47	JPY	6,207,600	32,522
	Japan	0.800%	6/20/47	JPY	6,530,600	34,074
	Japan	0.800%	9/20/47	JPY	6,910,400	35,893
	Japan	0.800%	12/20/47	JPY	7,796,450	40,337
	Japan	0.800%	3/20/48	JPY	7,120,450	36,678
	Japan	2.400%	3/20/48	JPY	660,050	4,700
	Japan	0.700%	6/20/48	JPY	9,907,600	49,574
	Japan	0.900%	9/20/48	JPY	5,500,950	28,761
	Japan	0.700%	12/20/48	JPY	7,541,900	37,375
	Japan	0.500%	3/20/49	JPY	8,208,950	38,394
	Japan	2.200%	3/20/49	JPY	2,992,350	20,423
	Japan	0.400%	6/20/49	JPY	7,825,050	35,399
	Japan	0.400%	9/20/49	JPY	8,270,800	37,186
	Japan	0.400%	12/20/49	JPY	10,929,750	48,832
	Japan	0.400%	3/20/50	JPY	10,219,450	45,361
	Japan	2.200%	3/20/50	JPY	2,352,200	15,934
	Japan	0.600%	6/20/50	JPY	11,665,650	54,495
[6]	Japan	0.600%	9/20/50	JPY	13,171,950	61,180
[6]	Japan	0.700%	12/20/50	JPY	14,111,550	67,072
[6]	Japan	0.700%	3/20/51	JPY	13,841,600	65,484
[6]	Japan	2.200%	3/20/51	JPY	6,451,000	43,381
[6]	Japan	0.700%	6/20/51	JPY	12,625,200	59,409
[6]	Japan	0.700%	9/20/51	JPY	13,652,500	63,950
[6]	Japan	0.700%	12/20/51	JPY	14,199,900	66,206
[6]	Japan	1.000%	3/20/52	JPY	13,197,000	66,641
[6]	Japan	2.000%	3/20/52	JPY	7,427,650	47,603
[6]	Japan	1.300%	6/20/52	JPY	13,143,000	71,502
[6]	Japan	1.400%	9/20/52	JPY	11,850,000	65,878
[6]	Japan	1.600%	12/20/52	JPY	10,500,000	61,064
[6]	Japan	1.400%	3/20/53	JPY	13,100,000	72,358
[6]	Japan	1.900%	3/20/53	JPY	4,500,550	27,984
[6]	Japan	1.200%	6/20/53	JPY	14,100,000	73,752
[6]	Japan	1.800%	9/20/53	JPY	12,242,500	74,107
[6]	Japan	1.600%	12/20/53	JPY	12,800,000	73,726
[6]	Japan	1.700%	3/20/54	JPY	4,998,450	29,451
[6]	Japan	1.800%	3/20/54	JPY	14,030,000	84,656
[6]	Japan	2.200%	6/20/54	JPY	12,800,000	84,359
	Japan	2.100%	9/20/54	JPY	4,500,000	28,986
	Japan	1.400%	3/20/55	JPY	4,707,050	25,465
	Japan	0.400%	3/20/56	JPY	11,045,950	42,829
	Japan	0.900%	3/20/57	JPY	10,453,900	47,587
	Japan	0.800%	3/20/58	JPY	10,257,650	44,453
	Japan	0.500%	3/20/59	JPY	12,221,500	46,344
	Japan	0.500%	3/20/60	JPY	19,050,050	70,594
	Japan	0.700%	3/20/61	JPY	17,662,350	69,397
	Japan	1.000%	3/20/62	JPY	17,117,300	73,956
	Japan	1.300%	3/20/63	JPY	19,000,000	89,609
	Japan	2.200%	3/20/64	JPY	10,250,000	62,771
	Japan Bank for International Cooperation	3.125%	2/15/28	EUR	4,100	4,526
	Japan Bank for International Cooperation	2.625%	10/17/30	EUR	9,370	10,133
	Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	366,300	2,408
	Japan Expressway Holding and Debt Repayment Agency	0.145%	2/27/26	JPY	7,000	46
	Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	90,000	608
	Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	50,000	343
	Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	1,143,400	7,458
	Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	5,400	35
	Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	241,600	1,574
	Japan Expressway Holding and Debt Repayment Agency	0.160%	7/30/27	JPY	400,000	2,608
	Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	301,300	1,963
	Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	1,447,700	9,411
	Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	760,000	5,257
	Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	585,200	3,812
	Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	292,500	1,904

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	60,000	415
Japan Expressway Holding and Debt Repayment Agency	0.155%	12/28/27	JPY	200,000	1,298
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	305,800	1,990
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	760,000	5,322
Japan Expressway Holding and Debt Repayment Agency	0.150%	6/30/28	JPY	500,000	3,242
Japan Expressway Holding and Debt Repayment Agency	0.135%	7/31/28	JPY	1,000,000	6,477
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	160,000	1,122
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	1,130,000	7,997
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	400,000	2,826
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	500,000	3,431
Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	1,600,000	10,838
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	1,000,000	6,526
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	600,000	4,008
Japan Expressway Holding and Debt Repayment Agency	1.119%	10/31/35	JPY	200,000	1,315
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	1,800,000	11,561
Japan Expressway Holding and Debt Repayment Agency	0.306%	4/30/36	JPY	100,000	596
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	1,100,000	6,420
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	700,000	4,177
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	1,400,000	8,365
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	800,000	4,715
Japan Expressway Holding and Debt Repayment Agency	0.625%	8/31/38	JPY	400,000	2,374
Japan Expressway Holding and Debt Repayment Agency	0.500%	9/17/38	JPY	300,000	1,729
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	600,000	3,555
Japan Expressway Holding and Debt Repayment Agency	0.500%	3/18/39	JPY	300,000	1,709
Japan Expressway Holding and Debt Repayment Agency	2.300%	2/29/40	JPY	100,000	726
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	180,000	1,371
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	50,000	374
Japan Expressway Holding and Debt Repayment Agency	2.790%	3/20/47	JPY	1,000,000	7,382
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	1,010,000	7,279
Japan Expressway Holding and Debt Repayment Agency	0.730%	4/30/48	JPY	100,000	497
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	200,000	979
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	600,000	2,778
Japan Expressway Holding and Debt Repayment Agency	0.297%	9/30/49	JPY	400,000	1,711
Japan Expressway Holding and Debt Repayment Agency	0.422%	12/28/49	JPY	800,000	3,529
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	200,000	846
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	1,180,000	6,768
Japan Expressway Holding and Debt Repayment Agency	1.866%	3/19/55	JPY	160,000	919
Japan Expressway Holding and Debt Repayment Agency	1.291%	3/19/57	JPY	60,000	287
Japan Finance Organization for Municipalities	0.379%	12/12/25	JPY	600,000	3,948
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	487,600	3,205
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	44,000	289
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	73,100	478
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	122,000	796
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	831,400	5,418
Japan Finance Organization for Municipalities	0.130%	6/14/27	JPY	800,000	5,214
Japan Finance Organization for Municipalities	2.320%	6/18/27	JPY	300,000	2,063
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	497,600	3,245
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	487,600	3,176
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	975,200	6,348
Japan Finance Organization for Municipalities	0.155%	12/17/27	JPY	600,000	3,903
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	975,200	6,347
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	7,500	49
Japan Finance Organization for Municipalities	0.145%	3/14/28	JPY	116,000	753
Japan Finance Organization for Municipalities	2.290%	4/25/28	JPY	310,000	2,156
Japan Finance Organization for Municipalities	2.070%	12/20/28	JPY	1,000,000	6,956
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	50,000	352
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,710,000	12,111
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	450,000	2,854
Japan Finance Organization for Municipalities	0.160%	5/28/31	JPY	900,000	5,670
Japan Finance Organization for Municipalities	2.030%	6/27/31	JPY	10,000	71
Japan Finance Organization for Municipalities	0.229%	3/26/32	JPY	100,000	629
Japan Finance Organization for Municipalities	0.788%	8/26/33	JPY	300,000	1,945
Japan Highway Public Corp.	2.660%	12/20/34	JPY	100,000	753
Japan Housing Finance Agency	0.020%	6/19/26	JPY	3,000,000	19,567
Japan Housing Finance Agency	0.060%	7/17/26	JPY	1,000,000	6,523
Japan Housing Finance Agency	0.075%	10/20/26	JPY	2,050,000	13,356
Japan Housing Finance Agency	0.547%	3/18/50	JPY	630,000	2,789
Major Joint Local Government Bond	0.496%	11/25/25	JPY	487,600	3,211
Major Joint Local Government Bond	0.469%	12/25/25	JPY	2,486,800	16,371
Major Joint Local Government Bond	0.060%	8/25/26	JPY	7,500	49

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Major Joint Local Government Bond	0.060%	10/23/26	JPY	5,100	33
Major Joint Local Government Bond	0.050%	11/25/26	JPY	700,000	4,561
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,609,100	10,501
Major Joint Local Government Bond	0.180%	1/25/27	JPY	1,506,700	9,838
Major Joint Local Government Bond	0.245%	2/25/27	JPY	829,000	5,419
Major Joint Local Government Bond	0.210%	3/25/27	JPY	949,900	6,202
Major Joint Local Government Bond	0.205%	4/23/27	JPY	1,000,000	6,527
Major Joint Local Government Bond	0.215%	10/25/27	JPY	386,300	2,517
Major Joint Local Government Bond	0.240%	2/25/28	JPY	233,600	1,521
Major Joint Local Government Bond	0.180%	4/25/28	JPY	2,779,300	18,041
Major Joint Local Government Bond	0.200%	5/25/28	JPY	434,000	2,818
Major Joint Local Government Bond	0.205%	6/23/28	JPY	510,000	3,314
Major Joint Local Government Bond	0.175%	7/25/28	JPY	1,167,200	7,563
Major Joint Local Government Bond	0.245%	8/25/28	JPY	272,500	1,770
Major Joint Local Government Bond	0.250%	9/25/28	JPY	664,400	4,313
Major Joint Local Government Bond	0.269%	10/25/28	JPY	6,600	43
Major Joint Local Government Bond	0.264%	11/24/28	JPY	100,000	650
Major Joint Local Government Bond	0.160%	1/25/29	JPY	1,085,000	7,001
Major Joint Local Government Bond	0.140%	2/22/29	JPY	780,000	5,026
Major Joint Local Government Bond	0.100%	4/25/29	JPY	1,201,100	7,713
Major Joint Local Government Bond	0.110%	5/25/29	JPY	1,500,000	9,631
Major Joint Local Government Bond	0.060%	8/24/29	JPY	1,000,000	6,392
Major Joint Local Government Bond	0.050%	9/25/29	JPY	24,400	156
Major Joint Local Government Bond	0.070%	11/22/29	JPY	2,227,900	14,246
Major Joint Local Government Bond	0.095%	2/25/30	JPY	314,700	2,008
Major Joint Local Government Bond	0.150%	6/25/30	JPY	487,600	3,118
Major Joint Local Government Bond	0.125%	8/23/30	JPY	74,500	475
Major Joint Local Government Bond	0.150%	9/25/30	JPY	24,900	159
Major Joint Local Government Bond	0.125%	10/25/30	JPY	1,038,500	6,608
Major Joint Local Government Bond	0.120%	11/25/30	JPY	31,800	202
Major Joint Local Government Bond	0.130%	1/24/31	JPY	600,000	3,809
Major Joint Local Government Bond	0.145%	2/25/31	JPY	781,200	4,963
Major Joint Local Government Bond	0.204%	3/25/31	JPY	2,150,000	13,695
Major Joint Local Government Bond	0.199%	4/25/31	JPY	2,169,900	13,809
Major Joint Local Government Bond	0.145%	6/25/31	JPY	584,200	3,698
Major Joint Local Government Bond	0.095%	7/25/31	JPY	1,200,000	7,566
Major Joint Local Government Bond	0.070%	8/25/31	JPY	1,300,000	8,175
Major Joint Local Government Bond	0.110%	12/25/31	JPY	100,000	628
Major Joint Local Government Bond	0.199%	3/25/32	JPY	200,000	1,261
Major Joint Local Government Bond	0.299%	4/23/32	JPY	3,766,800	23,907
Major Joint Local Government Bond	0.364%	7/23/32	JPY	250,000	1,591
Major Joint Local Government Bond	0.315%	8/25/32	JPY	250,000	1,583
Major Joint Local Government Bond	0.449%	11/25/32	JPY	100,000	638
Major Joint Local Government Bond	0.554%	12/24/32	JPY	100,000	643
Major Joint Local Government Bond	0.765%	4/25/33	JPY	600,000	3,912
Major Joint Local Government Bond	0.590%	7/25/33	JPY	400,000	2,563
Major Joint Local Government Bond	0.778%	8/25/33	JPY	400,000	2,602
Major Joint Local Government Bond	0.948%	11/25/33	JPY	750,000	4,938
Major Joint Local Government Bond	0.826%	3/24/34	JPY	800,000	5,190
Major Joint Local Government Bond	0.856%	4/25/34	JPY	1,750,000	11,375
Major Joint Local Government Bond	0.986%	5/25/34	JPY	500,000	3,285
Major Joint Local Government Bond	1.165%	7/25/34	JPY	100,000	667
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.001%	5/29/26	JPY	1,900,000	12,413
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.225%	11/30/26	JPY	600,000	3,927
Osaka Prefecture	1.453%	9/26/34	JPY	130,000	889
Osaka Prefecture	0.366%	9/28/35	JPY	1,790,000	10,841
Osaka Prefecture	1.203%	9/28/35	JPY	520,000	3,439
Saitama Prefecture	2.290%	6/22/29	JPY	500,000	3,536
Tokyo Metropolitan Government	0.444%	12/19/25	JPY	326,700	2,149
Tokyo Metropolitan Government	0.075%	9/18/26	JPY	86,500	565
Tokyo Metropolitan Government	0.210%	3/19/27	JPY	975,200	6,370
Tokyo Metropolitan Government	0.040%	6/20/29	JPY	1,580,100	10,111
Tokyo Metropolitan Government	0.095%	9/20/30	JPY	1,275,800	8,111
Tokyo Metropolitan Government	0.110%	12/20/30	JPY	500,000	3,083
Tokyo Metropolitan Government	0.150%	12/20/30	JPY	868,300	5,529
Tokyo Metropolitan Government	0.080%	3/20/31	JPY	15,000	95
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	110,000	783
Tokyo Metropolitan Government	1.293%	6/20/35	JPY	60,000	401
					14,675,386

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Jersey (0.0%)
Bailiwick of Jersey	3.750%	6/9/54	GBP	782	780
Kazakhstan (0.0%)
Republic of Kazakhstan	0.600%	9/30/26	EUR	4,002	4,121
Republic of Kazakhstan	2.375%	11/9/28	EUR	3,713	3,896
Republic of Kazakhstan	1.500%	9/30/34	EUR	2,366	2,169
					10,186
Latvia (0.1%)
Republic of Latvia	3.875%	3/25/27	EUR	7,660	8,527
Republic of Latvia	3.500%	1/17/28	EUR	27,607	30,798
Republic of Latvia	0.000%	1/24/29	EUR	20,000	19,359
Republic of Latvia	0.000%	3/17/31	EUR	12,815	11,434
					70,118
Lithuania (0.0%)
Republic of Lithuania	2.125%	6/1/32	EUR	30,524	31,002
Republic of Lithuania	3.875%	6/14/33	EUR	13,000	14,840
					45,842
Luxembourg (0.1%)
State of the Grand-Duchy of Luxembourg	0.625%	2/1/27	EUR	2,500	2,614
State of the Grand-Duchy of Luxembourg	2.250%	3/19/28	EUR	1,464	1,583
State of the Grand-Duchy of Luxembourg	0.000%	4/28/30	EUR	3,000	2,858
State of the Grand-Duchy of Luxembourg	0.000%	3/24/31	EUR	18,000	16,632
State of the Grand-Duchy of Luxembourg	0.000%	9/14/32	EUR	30,000	26,577
State of the Grand-Duchy of Luxembourg	2.875%	3/1/34	EUR	3,788	4,172
State of the Grand-Duchy of Luxembourg	2.625%	10/23/34	EUR	15,405	16,626
State of the Grand-Duchy of Luxembourg	1.750%	5/25/42	EUR	7,500	6,724
					77,786
Malaysia (0.9%)
Federation of Malaysia	3.726%	3/31/26	MYR	152,085	34,879
Federation of Malaysia	4.392%	4/15/26	MYR	34,277	7,940
Federation of Malaysia	3.906%	7/15/26	MYR	64,657	14,887
Federation of Malaysia	3.900%	11/30/26	MYR	164,392	37,880
Federation of Malaysia	3.892%	3/15/27	MYR	127	29
Federation of Malaysia	3.422%	9/30/27	MYR	115,722	26,320
Federation of Malaysia	3.899%	11/16/27	MYR	77,498	17,873
Federation of Malaysia	3.519%	4/20/28	MYR	538,525	122,643
Federation of Malaysia	3.733%	6/15/28	MYR	125,550	28,741
Federation of Malaysia	3.871%	8/8/28	MYR	3,500	806
Federation of Malaysia	4.369%	10/31/28	MYR	102,850	24,109
Federation of Malaysia	4.504%	4/30/29	MYR	325,000	76,737
Federation of Malaysia	4.130%	7/9/29	MYR	70,610	16,428
Federation of Malaysia	3.885%	8/15/29	MYR	107,325	24,718
Federation of Malaysia	4.498%	4/15/30	MYR	68,798	16,290
Federation of Malaysia	3.465%	10/15/30	MYR	274,660	61,628
Federation of Malaysia	2.632%	4/15/31	MYR	38,316	8,117
Federation of Malaysia	4.232%	6/30/31	MYR	10,138	2,361
Federation of Malaysia	4.127%	4/15/32	MYR	12,243	2,837
Federation of Malaysia	3.582%	7/15/32	MYR	494,025	110,335
Federation of Malaysia	4.193%	10/7/32	MYR	21,400	4,972
Federation of Malaysia	3.844%	4/15/33	MYR	90,014	20,403
Federation of Malaysia	4.724%	6/15/33	MYR	47,576	11,468
Federation of Malaysia	4.582%	8/30/33	MYR	16,050	3,831
Federation of Malaysia	4.642%	11/7/33	MYR	63,176	15,179
Federation of Malaysia	3.828%	7/5/34	MYR	113,902	25,801
Federation of Malaysia	4.119%	11/30/34	MYR	84,996	19,654
Federation of Malaysia	4.254%	5/31/35	MYR	52,395	12,253
Federation of Malaysia	4.786%	10/31/35	MYR	17,000	4,156
Federation of Malaysia	3.447%	7/15/36	MYR	102,768	22,276
Federation of Malaysia	4.762%	4/7/37	MYR	57,819	14,125
Federation of Malaysia	4.755%	8/4/37	MYR	20,000	4,888
Federation of Malaysia	4.893%	6/8/38	MYR	96,709	24,004
Federation of Malaysia	4.054%	4/18/39	MYR	94,965	21,760
Federation of Malaysia	4.467%	9/15/39	MYR	105,285	25,208
Federation of Malaysia	3.757%	5/22/40	MYR	68,554	15,077
Federation of Malaysia	4.417%	9/30/41	MYR	68,162	16,170
Federation of Malaysia	4.696%	10/15/42	MYR	264,020	64,575
Federation of Malaysia	4.935%	9/30/43	MYR	9,296	2,341

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Federation of Malaysia	4.180%	5/16/44	MYR	100,000	22,883
	Federation of Malaysia	4.736%	3/15/46	MYR	17,140	4,218
	Federation of Malaysia	4.921%	7/6/48	MYR	55,822	14,104
	Federation of Malaysia	4.638%	11/15/49	MYR	146,959	35,871
	Federation of Malaysia	4.065%	6/15/50	MYR	110,259	24,668
	Federation of Malaysia	5.357%	5/15/52	MYR	61,350	16,544
	Federation of Malaysia	4.457%	3/31/53	MYR	247,100	58,334
						1,140,321
Mexico (0.8%)
	Mexican Bonos	5.750%	3/5/26	MXN	1,892,410	89,246
	Mexican Bonos	7.000%	9/3/26	MXN	1,515,500	71,643
	Mexican Bonos	5.500%	3/4/27	MXN	1,746,800	79,210
	Mexican Bonos	7.500%	6/3/27	MXN	1,686,270	79,715
	Mexican Bonos	8.500%	3/1/29	MXN	1,417,000	67,164
	Mexican Bonos	8.500%	5/31/29	MXN	1,507,810	71,500
	Mexican Bonos	7.750%	5/29/31	MXN	1,873,040	83,803
	Mexican Bonos	7.500%	5/26/33	MXN	1,479,000	63,092
	Mexican Bonos	7.750%	11/23/34	MXN	1,123,670	48,083
	Mexican Bonos	8.000%	5/24/35	MXN	97,500	4,234
	Mexican Bonos	10.000%	11/20/36	MXN	376,380	18,771
	Mexican Bonos	8.500%	11/18/38	MXN	987,940	43,315
	Mexican Bonos	7.750%	11/13/42	MXN	1,758,360	69,475
	Mexican Bonos	8.000%	11/7/47	MXN	1,211,990	48,336
	Mexican Bonos	8.000%	7/31/53	MXN	1,523,000	59,900
	United Mexican States	1.625%	4/8/26	EUR	2,053	2,178
	United Mexican States	1.350%	9/18/27	EUR	3,040	3,129
	United Mexican States	1.750%	4/17/28	EUR	9,047	9,304
	United Mexican States	3.625%	4/9/29	EUR	4,552	4,944
	United Mexican States	1.125%	1/17/30	EUR	3,744	3,507
	United Mexican States	2.375%	2/11/30	EUR	5,400	5,392
	United Mexican States	3.375%	2/23/31	EUR	3,623	3,764
	United Mexican States	4.490%	5/25/32	EUR	15,100	16,440
	United Mexican States	1.450%	10/25/33	EUR	8,784	7,363
	United Mexican States	2.250%	8/12/36	EUR	6,276	5,281
	United Mexican States	2.875%	4/8/39	EUR	5,861	5,017
	United Mexican States	3.000%	3/6/45	EUR	4,728	3,791
	United Mexican States	2.125%	10/25/51	EUR	10,432	6,480
	United Mexican States	5.625%	3/19/14	GBP	3,146	2,968
	United Mexican States	4.000%	3/15/15	EUR	1,635	1,287
						978,332
Netherlands (1.6%)
	BNG Bank NV	1.000%	1/12/26	EUR	7,314	7,813
	BNG Bank NV	0.125%	4/11/26	EUR	3,595	3,783
	BNG Bank NV	3.250%	8/24/26	AUD	127	82
	BNG Bank NV	0.625%	6/19/27	EUR	7,279	7,553
	BNG Bank NV	3.500%	7/19/27	AUD	3,820	2,450
	BNG Bank NV	0.750%	1/11/28	EUR	11,224	11,562
	BNG Bank NV	3.300%	7/17/28	AUD	12,696	8,008
	BNG Bank NV	5.200%	12/7/28	GBP	1,650	2,170
	BNG Bank NV	0.100%	1/15/30	EUR	7,369	7,047
	BNG Bank NV	1.375%	10/21/30	EUR	2,926	2,956
	BNG Bank NV	0.000%	1/20/31	EUR	12,680	11,688
	BNG Bank NV	0.250%	1/12/32	EUR	7,200	6,575
	BNG Bank NV	1.875%	7/13/32	EUR	5,600	5,731
	BNG Bank NV	2.450%	7/21/32	AUD	10,000	5,518
	BNG Bank NV	3.000%	1/11/33	EUR	25,000	27,658
	BNG Bank NV	0.125%	4/19/33	EUR	8,598	7,502
	BNG Bank NV	3.250%	8/29/33	EUR	18,000	20,287
	BNG Bank NV	2.750%	1/11/34	EUR	35,000	37,846
	BNG Bank NV	0.125%	7/9/35	EUR	40,892	33,299
	BNG Bank NV	0.875%	10/17/35	EUR	2,457	2,174
	BNG Bank NV	0.875%	10/24/36	EUR	18,700	16,124
	BNG Bank NV	0.250%	11/22/36	EUR	700	555
	BNG Bank NV	1.250%	3/30/37	EUR	10,700	9,542
	BNG Bank NV	1.500%	3/29/38	EUR	1,455	1,311
	BNG Bank NV	1.500%	7/15/39	EUR	1,906	1,685
	BNG Bank NV	0.805%	6/28/49	EUR	4,300	2,798
[3]	Kingdom of Netherlands	0.000%	1/15/26	EUR	75,000	79,371
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	45,482	48,030

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	141,182	146,252
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	15,661	16,359
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	49,043	50,396
[3]	Kingdom of Netherlands	0.000%	1/15/29	EUR	170,000	167,644
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	37,283	36,749
[3]	Kingdom of Netherlands	2.500%	1/15/30	EUR	70,758	77,234
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	202,407	186,749
[3]	Kingdom of Netherlands	0.500%	7/15/32	EUR	101,001	94,427
[3]	Kingdom of Netherlands	2.500%	7/15/33	EUR	75,000	81,045
[3]	Kingdom of Netherlands	2.500%	7/15/34	EUR	83,579	89,887
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	245,827	185,746
[3]	Kingdom of Netherlands	0.500%	1/15/40	EUR	30,203	23,606
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	47,966	58,777
[3]	Kingdom of Netherlands	3.250%	1/15/44	EUR	82,000	94,999
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	72,561	78,627
[3,6]	Kingdom of Netherlands	0.000%	1/15/52	EUR	103,682	54,657
[3,6]	Kingdom of Netherlands	2.000%	1/15/54	EUR	53,000	48,998
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	7,802	9,574
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	4,420	2,839
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	12,218	12,657
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	4,913	5,430
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	2,908	3,006
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	1,970	1,249
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	12,690	7,891
	Nederlandse Waterschapsbank NV	0.050%	1/28/30	EUR	1,500	1,429
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	2,800	2,716
	Nederlandse Waterschapsbank NV	0.000%	9/8/31	EUR	800	727
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	3,000	3,331
	Nederlandse Waterschapsbank NV	0.250%	1/19/32	EUR	23,200	21,217
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	4,876	6,561
	Nederlandse Waterschapsbank NV	2.625%	1/10/34	EUR	10,000	10,728
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	8,913	8,104
	Nederlandse Waterschapsbank NV	0.000%	2/16/37	EUR	39,200	29,796
	Nederlandse Waterschapsbank NV	1.500%	4/27/38	EUR	8,000	7,301
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	2,457	2,189
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	10,000	7,435
						2,007,450
New Zealand (0.4%)
	Auckland Council	3.500%	3/9/26	AUD	200	129
	Auckland Council	0.125%	9/26/29	EUR	1,599	1,533
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	13,040	7,548
	Housing New Zealand Ltd.	3.420%	10/18/28	NZD	9,000	5,220
	Housing New Zealand Ltd.	2.183%	4/24/30	NZD	1,280	680
	Housing New Zealand Ltd.	1.534%	9/10/35	NZD	9,280	3,919
	New Zealand	0.500%	5/15/26	NZD	75,760	43,064
	New Zealand	4.500%	4/15/27	NZD	79,830	48,486
	New Zealand	0.250%	5/15/28	NZD	106,019	55,890
	New Zealand	3.000%	4/20/29	NZD	75,545	43,353
	New Zealand	4.500%	5/15/30	NZD	75,000	45,688
	New Zealand	1.500%	5/15/31	NZD	62,161	31,412
	New Zealand	2.000%	5/15/32	NZD	48,030	24,465
	New Zealand	3.500%	4/14/33	NZD	73,786	41,323
	New Zealand	4.250%	5/15/34	NZD	36,860	21,655
	New Zealand	4.500%	5/15/35	NZD	22,786	13,557
	New Zealand	4.250%	5/15/36	NZD	22,000	12,718
	New Zealand	2.750%	4/15/37	NZD	42,399	20,717
	New Zealand	1.750%	5/15/41	NZD	36,308	14,063
	New Zealand	2.750%	5/15/51	NZD	35,523	14,321
	New Zealand	5.000%	5/15/54	NZD	15,000	8,965
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	4,903	2,829
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	984	595
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	10,145	5,366
	New Zealand Local Government Funding Agency Bond	2.250%	5/15/31	NZD	10,000	5,156
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	7,091	3,816
	New Zealand Local Government Funding Agency Bond	5.000%	3/8/34	AUD	8,000	5,154
	New Zealand Local Government Funding Agency Bond	3.000%	5/15/35	NZD	27,300	13,499
	New Zealand Local Government Funding Agency Bond	2.000%	4/15/37	NZD	5,000	2,100
						497,221

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Norway (0.2%)
[3]	Kingdom of Norway	1.500%	2/19/26	NOK	63,657	5,599
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	74,920	6,492
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	97,934	8,382
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	274,764	22,761
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	542,457	43,285
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	228,090	17,619
[3]	Kingdom of Norway	3.000%	8/15/33	NOK	371,154	31,747
[3]	Kingdom of Norway	3.625%	4/13/34	NOK	200,995	17,990
[3]	Kingdom of Norway	3.625%	5/31/39	NOK	217,126	19,339
[3]	Kingdom of Norway	3.500%	10/6/42	NOK	130,000	11,377
	Kommunalbanken A/S	0.250%	12/15/25	GBP	5,000	6,135
	Kommunalbanken A/S	0.625%	4/20/26	EUR	3,910	4,136
	Kommunalbanken A/S	0.600%	6/1/26	AUD	9,942	6,155
	Kommunalbanken A/S	3.000%	12/9/26	AUD	4,408	2,814
	Kommunalbanken A/S	0.875%	5/24/27	EUR	13,952	14,557
	Kommunalbanken A/S	3.400%	7/24/28	AUD	3,920	2,478
	Kommunalbanken A/S	0.050%	10/24/29	EUR	4,642	4,461
	Kommunalbanken A/S	1.250%	7/2/30	NZD	10,000	5,070
	Kommunalbanken A/S	5.250%	4/18/34	AUD	5,544	3,705
						234,102
Peru (0.1%)
	Republic of Peru	8.200%	8/12/26	PEN	18,025	5,060
	Republic of Peru	6.350%	8/12/28	PEN	32,900	9,117
	Republic of Peru	5.940%	2/12/29	PEN	50,675	13,839
	Republic of Peru	6.950%	8/12/31	PEN	101,500	27,786
	Republic of Peru	6.150%	8/12/32	PEN	90,224	23,283
	Republic of Peru	1.250%	3/11/33	EUR	4,781	4,196
[3]	Republic of Peru	7.300%	8/12/33	PEN	71,060	19,851
	Republic of Peru	5.400%	8/12/34	PEN	65,007	15,410
	Republic of Peru	1.950%	11/17/36	EUR	5,021	4,331
	Republic of Peru	6.900%	8/12/37	PEN	94,400	24,232
[3]	Republic of Peru	7.600%	8/12/39	PEN	57,883	16,058
	Republic of Peru	5.350%	8/12/40	PEN	47,701	10,322
	Republic of Peru	6.850%	2/12/42	PEN	27,700	7,087
	Republic of Peru	6.714%	2/12/55	PEN	14,700	3,798
						184,370
Philippines (0.0%)
	Republic of Philippines	0.875%	5/17/27	EUR	3,847	3,931
	Republic of Philippines	0.700%	2/3/29	EUR	2,501	2,428
	Republic of Philippines	1.200%	4/28/33	EUR	4,837	4,377
	Republic of Philippines	1.750%	4/28/41	EUR	4,660	3,656
						14,392
Poland (0.6%)
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	1,906	2,035
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	4,515	4,669
	Bank Gospodarstwa Krajowego	0.375%	10/13/28	EUR	4,600	4,492
	Bank Gospodarstwa Krajowego	3.000%	5/30/29	EUR	2,500	2,691
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	506	510
	Bank Gospodarstwa Krajowego	0.500%	7/8/31	EUR	1,250	1,123
	Bank Gospodarstwa Krajowego	5.125%	2/22/33	EUR	4,988	5,973
	Bank Gospodarstwa Krajowego	3.875%	3/13/35	EUR	14,500	15,744
	Bank Gospodarstwa Krajowego	4.250%	9/13/44	EUR	8,000	8,620
	Republic of Poland	1.500%	1/19/26	EUR	23,306	24,906
	Republic of Poland	0.000%	4/25/26	PLN	100,000	23,391
	Republic of Poland	2.500%	7/25/26	PLN	79,080	18,970
	Republic of Poland	1.125%	8/7/26	EUR	1,706	1,804
	Republic of Poland	0.250%	10/25/26	PLN	245,540	55,957
	Republic of Poland	0.875%	5/10/27	EUR	15,994	16,654
	Republic of Poland	3.750%	5/25/27	PLN	309,056	74,727
	Republic of Poland	2.500%	7/25/27	PLN	75,899	17,724
	Republic of Poland	1.375%	10/22/27	EUR	1,975	2,074
	Republic of Poland	2.750%	4/25/28	PLN	128,925	29,625
	Republic of Poland	7.500%	7/25/28	PLN	169,964	45,377
	Republic of Poland	5.750%	4/25/29	PLN	12,658	3,182
	Republic of Poland	4.750%	7/25/29	PLN	60,000	14,439
	Republic of Poland	2.750%	10/25/29	PLN	112,704	24,775
	Republic of Poland	1.250%	10/25/30	PLN	120,000	23,364
	Republic of Poland	1.750%	4/25/32	PLN	667,080	126,375

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Poland	2.750%	5/25/32	EUR	10,867	11,428
	Republic of Poland	3.875%	2/14/33	EUR	51	58
	Republic of Poland	6.000%	10/25/33	PLN	327,778	82,453
	Republic of Poland	3.625%	1/11/34	EUR	11,905	13,107
	Republic of Poland	5.000%	10/25/34	PLN	112,979	26,326
	Republic of Poland	2.375%	1/18/36	EUR	8,492	8,251
	Republic of Poland	4.250%	2/14/43	EUR	7,000	7,885
	Republic of Poland	4.125%	1/11/44	EUR	7,000	7,757
	Republic of Poland	4.000%	4/25/47	PLN	31,318	6,029
						712,495
Portugal (0.6%)
[3]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	48,757	55,551
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	78,774	82,194
[3]	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/28	EUR	19,000	20,602
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	171,798	184,001
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	36,570	35,654
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	44,938	42,297
[3]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/32	EUR	64,391	65,759
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	10/20/34	EUR	14,853	16,287
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	25,951	23,160
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	28,144	34,415
[3]	Portugal Obrigacoes do Tesouro OT	3.500%	6/18/38	EUR	36,678	42,043
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/42	EUR	22,796	18,296
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	15,175	18,787
[3]	Portugal Obrigacoes do Tesouro OT	1.000%	4/12/52	EUR	5,000	3,274
[3]	Portugal Obrigacoes do Tesouro OT	3.625%	6/12/54	EUR	48,562	54,780
						697,100
Romania (0.4%)
	Romania	3.500%	11/25/25	RON	54,760	11,678
	Romania	2.750%	2/26/26	EUR	9,814	10,567
	Romania	3.250%	6/24/26	RON	49,260	10,293
	Romania	5.000%	9/27/26	EUR	3,980	4,446
	Romania	2.000%	12/8/26	EUR	1,781	1,876
	Romania	2.375%	4/19/27	EUR	10,513	11,089
	Romania	7.200%	5/31/27	RON	90,880	20,143
	Romania	5.800%	7/26/27	RON	116,950	25,194
	Romania	2.500%	10/25/27	RON	150,000	29,457
	Romania	2.125%	3/7/28	EUR	27,246	27,767
	Romania	2.875%	5/26/28	EUR	16,347	17,069
	Romania	5.500%	9/18/28	EUR	458	519
	Romania	8.750%	10/30/28	RON	91,450	21,465
	Romania	6.300%	4/25/29	RON	240,930	51,964
	Romania	4.850%	7/25/29	RON	50,000	10,143
	Romania	6.625%	9/27/29	EUR	4,750	5,630
	Romania	2.500%	2/8/30	EUR	3,413	3,342
	Romania	8.000%	4/29/30	RON	50,000	11,520
	Romania	3.624%	5/26/30	EUR	29,202	30,098
	Romania	1.750%	7/13/30	EUR	4,594	4,246
	Romania	5.375%	3/22/31	EUR	29,784	32,821
	Romania	7.350%	4/28/31	RON	63,500	14,208
	Romania	2.124%	7/16/31	EUR	2,102	1,913
	Romania	2.000%	1/28/32	EUR	2,194	1,939
	Romania	6.700%	2/25/32	RON	143,000	30,860
	Romania	5.250%	5/30/32	EUR	17,233	18,573
	Romania	2.000%	4/14/33	EUR	3,538	2,973
	Romania	6.375%	9/18/33	EUR	10,700	12,337
	Romania	7.200%	10/30/33	RON	110,000	24,454
	Romania	7.100%	7/31/34	RON	68,975	15,245
	Romania	3.875%	10/29/35	EUR	7,533	6,957
	Romania	5.625%	2/22/36	EUR	20,000	21,370
	Romania	4.250%	4/28/36	RON	164,005	28,400
	Romania	4.125%	3/11/39	EUR	3,464	3,106
	Romania	2.625%	12/2/40	EUR	977	689
	Romania	2.750%	4/14/41	EUR	7,774	5,582
	Romania	2.875%	4/13/42	EUR	4,482	3,209
	Romania	6.000%	9/24/44	EUR	13,000	13,807
	Romania	4.625%	4/3/49	EUR	9,014	8,089
	Romania	3.375%	1/28/50	EUR	4,876	3,538
						558,576

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Saudi Arabia (0.0%)
Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	4,913	5,026
Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	10,468	9,970
Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	7,189	6,052
					21,048
Singapore (0.5%)
Housing & Development Board	2.495%	3/11/26	SGD	1,250	942
Housing & Development Board	2.035%	9/16/26	SGD	5,250	3,922
Housing & Development Board	2.675%	1/22/29	SGD	3,250	2,461
Housing & Development Board	1.971%	1/25/29	SGD	250	184
Housing & Development Board	2.598%	10/30/29	SGD	7,500	5,626
Housing & Development Board	3.995%	12/6/29	SGD	24,750	19,794
Housing & Development Board	3.080%	5/31/30	SGD	7,750	5,956
Housing & Development Board	2.545%	7/4/31	SGD	1,750	1,301
Housing & Development Board	1.865%	7/21/33	SGD	15,500	10,735
Republic of Singapore	0.500%	11/1/25	SGD	56,061	41,538
Republic of Singapore	2.125%	6/1/26	SGD	58,712	44,060
Republic of Singapore	1.250%	11/1/26	SGD	30,306	22,312
Republic of Singapore	3.500%	3/1/27	SGD	48,452	37,344
Republic of Singapore	2.875%	9/1/27	SGD	55,000	41,849
Republic of Singapore	2.625%	5/1/28	SGD	25,552	19,294
Republic of Singapore	2.875%	8/1/28	SGD	30,000	22,857
Republic of Singapore	3.000%	4/1/29	SGD	16,750	12,835
Republic of Singapore	2.875%	7/1/29	SGD	47,999	36,576
Republic of Singapore	2.875%	9/1/30	SGD	37,296	28,440
Republic of Singapore	1.625%	7/1/31	SGD	40,700	28,633
Republic of Singapore	2.625%	8/1/32	SGD	26,405	19,743
Republic of Singapore	3.375%	9/1/33	SGD	32,146	25,401
Republic of Singapore	3.375%	5/1/34	SGD	18,440	14,602
Republic of Singapore	2.250%	8/1/36	SGD	46,386	33,056
Republic of Singapore	2.375%	7/1/39	SGD	37,832	26,966
Republic of Singapore	2.750%	4/1/42	SGD	23,361	17,451
Republic of Singapore	2.750%	3/1/46	SGD	37,968	28,471
Republic of Singapore	1.875%	3/1/50	SGD	30,122	19,111
Republic of Singapore	1.875%	10/1/51	SGD	47,117	29,775
Republic of Singapore	3.250%	6/1/54	SGD	20,200	16,950
Republic of Singapore	3.000%	8/1/72	SGD	20,242	16,634
					634,819
Slovakia (0.2%)
Slovak Republic	0.625%	5/22/26	EUR	6,339	6,664
Slovak Republic	1.375%	1/21/27	EUR	10,337	10,918
Slovak Republic	3.000%	2/7/28	EUR	16,304	17,835
Slovak Republic	0.750%	4/9/30	EUR	11,716	11,373
Slovak Republic	1.000%	5/14/32	EUR	1,131	1,061
Slovak Republic	4.000%	10/19/32	EUR	28,000	32,090
Slovak Republic	3.625%	6/8/33	EUR	11,000	12,257
Slovak Republic	3.750%	3/6/34	EUR	53,013	59,215
Slovak Republic	3.750%	2/23/35	EUR	35,726	39,730
Slovak Republic	0.375%	4/21/36	EUR	24,545	18,712
Slovak Republic	1.875%	3/9/37	EUR	4,950	4,445
Slovak Republic	4.000%	2/23/43	EUR	12,837	14,405
Slovak Republic	2.000%	10/17/47	EUR	11,530	9,123
Slovak Republic	2.250%	6/12/68	EUR	2,044	1,554
					239,382
Slovenia (0.1%)
Republic of Slovenia	5.125%	3/30/26	EUR	3,901	4,397
Republic of Slovenia	1.250%	3/22/27	EUR	6,827	7,229
Republic of Slovenia	1.000%	3/6/28	EUR	17,067	17,708
Republic of Slovenia	0.275%	1/14/30	EUR	7,314	7,061
Republic of Slovenia	0.000%	2/12/31	EUR	23,720	21,659
Republic of Slovenia	2.250%	3/3/32	EUR	44,548	46,257
Republic of Slovenia	3.625%	3/11/33	EUR	3,850	4,377
Republic of Slovenia	3.000%	3/10/34	EUR	27,807	29,963
Republic of Slovenia	3.125%	8/7/45	EUR	4,876	5,061
Republic of Slovenia	0.488%	10/20/50	EUR	8,733	4,763
					148,475

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
South Korea (2.9%)
Export-Import Bank of Korea	3.500%	6/7/26	EUR	4,435	4,869
Export-Import Bank of Korea	4.000%	6/7/27	AUD	320	206
Export-Import Bank of Korea	3.625%	6/7/30	EUR	3,810	4,260
Korea Development Bank	2.625%	9/8/27	EUR	5,000	5,403
Korea Housing Finance Corp.	0.010%	2/5/25	EUR	2,457	2,651
Korea Housing Finance Corp.	0.010%	6/29/26	EUR	38,458	39,999
Korea Housing Finance Corp.	1.963%	7/19/26	EUR	9,600	10,318
Korea Treasury Bond	2.875%	9/10/26	KRW	30,000,000	21,696
Republic of Korea	2.250%	12/10/25	KRW	20,000,000	14,366
Republic of Korea	4.250%	12/10/25	KRW	140,000,000	102,750
Republic of Korea	1.250%	3/10/26	KRW	160,000,000	113,214
Republic of Korea	3.250%	3/10/26	KRW	70,000,000	50,869
Republic of Korea	1.875%	6/10/26	KRW	55,000,000	39,152
Republic of Korea	1.750%	9/10/26	KRW	120,000,000	85,028
Republic of Korea	1.500%	12/10/26	KRW	30,000,000	21,093
Republic of Korea	3.875%	12/10/26	KRW	135,000,000	99,626
Republic of Korea	2.375%	3/10/27	KRW	190,000,000	135,846
Republic of Korea	2.125%	6/10/27	KRW	60,000,000	42,576
Republic of Korea	3.250%	6/10/27	KRW	58,000,000	42,340
Republic of Korea	3.125%	9/10/27	KRW	70,000,000	50,962
Republic of Korea	2.375%	12/10/27	KRW	25,000,000	17,810
Republic of Korea	3.250%	3/10/28	KRW	218,000,000	159,459
Republic of Korea	5.500%	3/10/28	KRW	45,000,000	35,235
Republic of Korea	2.625%	6/10/28	KRW	55,000,000	39,394
Republic of Korea	3.500%	9/10/28	KRW	70,000,000	51,702
Republic of Korea	2.375%	12/10/28	KRW	40,000,000	28,315
Republic of Korea	3.250%	3/10/29	KRW	170,000,000	124,496
Republic of Korea	1.875%	6/10/29	KRW	40,000,000	27,598
Republic of Korea	1.375%	12/10/29	KRW	70,000,000	46,788
Republic of Korea	5.500%	12/10/29	KRW	43,000,000	34,805
Republic of Korea	1.375%	6/10/30	KRW	130,000,000	86,316
Republic of Korea	1.500%	12/10/30	KRW	120,000,000	79,612
Republic of Korea	4.750%	12/10/30	KRW	20,000,000	15,875
Republic of Korea	2.000%	6/10/31	KRW	117,409,350	79,818
Republic of Korea	2.375%	12/10/31	KRW	63,600,000	44,060
Republic of Korea	4.000%	12/10/31	KRW	30,000,000	23,043
Republic of Korea	3.375%	6/10/32	KRW	50,000,000	36,950
Republic of Korea	4.250%	12/10/32	KRW	107,000,000	84,024
Republic of Korea	3.250%	6/10/33	KRW	69,700,000	51,138
Republic of Korea	3.750%	12/10/33	KRW	60,000,000	45,738
Republic of Korea	4.125%	12/10/33	KRW	63,000,000	49,374
Republic of Korea	3.500%	6/10/34	KRW	95,000,000	71,156
Republic of Korea	2.625%	9/10/35	KRW	45,000,000	31,219
Republic of Korea	1.500%	9/10/36	KRW	40,000,000	24,452
Republic of Korea	2.250%	9/10/37	KRW	35,000,000	23,139
Republic of Korea	2.375%	9/10/38	KRW	31,000,000	20,697
Republic of Korea	1.125%	9/10/39	KRW	45,000,000	25,077
Republic of Korea	1.500%	9/10/40	KRW	86,500,000	50,474
Republic of Korea	1.875%	9/10/41	KRW	34,400,000	21,102
Republic of Korea	3.250%	9/10/42	KRW	122,066,510	91,086
Republic of Korea	3.000%	12/10/42	KRW	65,000,000	46,909
Republic of Korea	3.875%	9/10/43	KRW	35,000,000	28,468
Republic of Korea	2.875%	9/10/44	KRW	20,000,000	14,193
Republic of Korea	2.750%	12/10/44	KRW	45,000,000	31,369
Republic of Korea	2.000%	3/10/46	KRW	52,000,000	31,799
Republic of Korea	2.125%	3/10/47	KRW	85,000,000	52,971
Republic of Korea	2.625%	3/10/48	KRW	94,950,000	64,701
Republic of Korea	2.000%	3/10/49	KRW	139,000,000	83,802
Republic of Korea	1.500%	3/10/50	KRW	180,000,000	96,535
Republic of Korea	1.875%	3/10/51	KRW	190,454,410	110,765
Republic of Korea	2.500%	3/10/52	KRW	123,256,700	81,562
Republic of Korea	3.125%	9/10/52	KRW	96,500,000	72,286
Republic of Korea	3.250%	3/10/53	KRW	167,500,000	128,519
Republic of Korea	3.625%	9/10/53	KRW	104,900,000	86,145
Republic of Korea	3.250%	3/10/54	KRW	171,000,000	131,570
Republic of Korea	1.500%	9/10/66	KRW	3,000,000	1,497
Republic of Korea	2.000%	9/10/68	KRW	9,000,000	5,267
Republic of Korea	1.625%	9/10/70	KRW	51,968,000	26,584

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	3.500%	9/10/72	KRW	39,875,000	34,561
						3,536,679
Spain (4.6%)
	Adif Alta Velocidad	0.950%	4/30/27	EUR	7,500	7,792
	Adif Alta Velocidad	3.500%	7/30/28	EUR	6,700	7,424
	Adif Alta Velocidad	3.250%	5/31/29	EUR	20,400	22,304
	Adif Alta Velocidad	0.550%	10/31/31	EUR	4,000	3,624
	Autonomous Community of Andalusia Spain	3.200%	4/30/30	EUR	13,898	15,318
	Autonomous Community of Andalusia Spain	0.500%	4/30/31	EUR	22,454	20,729
	Autonomous Community of Andalusia Spain	3.400%	4/30/34	EUR	15,000	16,439
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	10,373	11,596
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	8,290	8,886
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	6,644	6,984
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	9,752	10,042
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	2,439	2,544
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	1,923	1,831
	Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	22,948	21,200
	Autonomous Community of Madrid Spain	3.462%	4/30/34	EUR	10,000	11,114
	Basque Government	0.850%	4/30/30	EUR	7,749	7,568
	Basque Government	0.450%	4/30/32	EUR	9,187	8,320
	Basque Government	3.500%	4/30/33	EUR	9,000	10,097
	Instituto de Credito Oficial	0.000%	4/30/26	EUR	16,773	17,551
	Instituto de Credito Oficial	2.700%	10/31/30	EUR	25,458	27,451
	Kingdom of Spain	0.000%	1/31/26	EUR	174,491	183,977
[3]	Kingdom of Spain	1.950%	4/30/26	EUR	160,198	173,020
	Kingdom of Spain	2.800%	5/31/26	EUR	262,666	286,862
	Kingdom of Spain	0.000%	1/31/27	EUR	233,494	240,297
	Kingdom of Spain	2.500%	5/31/27	EUR	170,000	184,600
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	99,896	103,778
[3]	Kingdom of Spain	1.450%	10/31/27	EUR	80,000	84,364
	Kingdom of Spain	0.000%	1/31/28	EUR	372,642	373,387
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	59,534	62,285
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	58,348	60,840
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	65,317	77,830
	Kingdom of Spain	6.000%	1/31/29	EUR	50,862	62,813
	Kingdom of Spain	5.250%	4/6/29	GBP	500	652
[3]	Kingdom of Spain	1.450%	4/30/29	EUR	70,481	72,884
	Kingdom of Spain	3.500%	5/31/29	EUR	80,000	90,047
	Kingdom of Spain	0.800%	7/30/29	EUR	247,911	247,350
[3]	Kingdom of Spain	0.500%	4/30/30	EUR	80,000	77,391
[3]	Kingdom of Spain	1.950%	7/30/30	EUR	115,000	120,051
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	282,549	282,150
[3]	Kingdom of Spain	0.100%	4/30/31	EUR	100,000	91,743
	Kingdom of Spain	3.100%	7/30/31	EUR	90,000	99,545
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	204,714	190,471
[3]	Kingdom of Spain	0.700%	4/30/32	EUR	93,074	86,731
[3]	Kingdom of Spain	2.550%	10/31/32	EUR	113,287	120,069
[3]	Kingdom of Spain	3.150%	4/30/33	EUR	114,264	126,116
[3]	Kingdom of Spain	3.550%	10/31/33	EUR	225,238	255,072
[3]	Kingdom of Spain	3.250%	4/30/34	EUR	155,928	172,155
[3]	Kingdom of Spain	3.450%	10/31/34	EUR	189,721	212,583
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	44,609	42,954
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	35,805	42,742
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	124,176	101,017
[3]	Kingdom of Spain	3.900%	7/30/39	EUR	126,352	145,217
[3]	Kingdom of Spain	4.900%	7/30/40	EUR	85,246	109,056
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	70,520	55,673
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	87,312	109,841
[3]	Kingdom of Spain	1.000%	7/30/42	EUR	27,236	20,025
[3]	Kingdom of Spain	3.450%	7/30/43	EUR	62,373	66,717
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	71,028	94,970
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	109,655	107,473
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	82,236	76,826
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	39,061	24,112
[3]	Kingdom of Spain	1.900%	10/31/52	EUR	162,629	123,322
[3]	Kingdom of Spain	4.000%	10/31/54	EUR	103,500	118,073
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	53,737	54,813
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	42,435	23,574

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Xunta de Galicia	3.711%	7/30/29	EUR	6,300	7,078
						5,701,360
Supranational (4.7%)
	African Development Bank	4.500%	6/2/26	AUD	3,052	2,008
	African Development Bank	0.500%	6/22/26	GBP	19,692	23,751
	African Development Bank	0.125%	10/7/26	EUR	1,951	2,031
	African Development Bank	0.500%	3/22/27	EUR	15,409	16,000
	African Development Bank	3.300%	7/27/27	AUD	5,491	3,501
	African Development Bank	3.350%	8/8/28	AUD	127	80
	African Development Bank	0.500%	3/21/29	EUR	17,477	17,419
	African Development Bank	2.250%	9/14/29	EUR	6,400	6,873
	Asian Development Bank	0.750%	2/10/26	CAD	5,214	3,629
	Asian Development Bank	1.342%	6/18/26	NOK	58,000	5,023
	Asian Development Bank	4.400%	7/13/26	CAD	3,540	2,588
	Asian Development Bank	0.625%	9/15/26	GBP	3,608	4,323
	Asian Development Bank	3.000%	10/14/26	AUD	900	576
	Asian Development Bank	0.125%	12/15/26	GBP	7,802	9,183
	Asian Development Bank	2.750%	1/28/27	NZD	8,000	4,670
	Asian Development Bank	4.650%	2/16/27	CAD	1,368	1,014
	Asian Development Bank	4.050%	4/19/27	CAD	4,500	3,292
	Asian Development Bank	3.400%	9/10/27	AUD	9,300	5,954
	Asian Development Bank	0.250%	10/28/27	GBP	6,582	7,509
	Asian Development Bank	0.750%	12/7/27	GBP	10,635	12,251
	Asian Development Bank	1.125%	2/10/28	NZD	2,000	1,094
	Asian Development Bank	1.100%	3/2/28	AUD	8,535	5,039
	Asian Development Bank	1.500%	5/4/28	CAD	2,600	1,762
	Asian Development Bank	3.300%	5/24/28	CAD	5,500	3,963
	Asian Development Bank	3.300%	8/8/28	AUD	1,280	808
	Asian Development Bank	3.100%	6/15/29	AUD	4,500	2,784
	Asian Development Bank	0.000%	10/24/29	EUR	7,412	7,133
	Asian Development Bank	0.025%	1/31/30	EUR	3,566	3,404
	Asian Development Bank	0.100%	6/17/31	EUR	3,953	3,638
	Asian Development Bank	1.950%	7/22/32	EUR	9,175	9,485
	Asian Development Bank	4.800%	1/17/33	AUD	15,000	9,778
	Asian Development Bank	2.000%	6/10/37	EUR	5,331	5,261
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	6,258	3,907
	Asian Infrastructure Investment Bank	3.000%	2/14/28	EUR	10,000	11,048
	Corp. Andina de Fomento	0.250%	2/4/26	EUR	300	315
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	4,265	4,903
	Corp. Andina de Fomento	2.375%	7/13/27	EUR	3,960	4,238
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	784	502
	Corp. Andina de Fomento	4.500%	3/7/28	EUR	6,937	7,860
	Corp. Andina de Fomento	3.625%	2/13/30	EUR	15,500	17,163
	Council of Europe Development Bank	0.375%	6/8/26	EUR	52,357	55,101
	Council of Europe Development Bank	0.000%	4/9/27	EUR	4,530	4,644
	Council of Europe Development Bank	0.250%	1/19/32	EUR	10,662	9,818
	Council of Europe Development Bank	2.625%	1/11/34	EUR	14,000	15,089
	EUROFIMA	3.900%	12/19/25	AUD	495	323
	EUROFIMA	3.000%	5/15/26	CHF	3,185	3,819
	EUROFIMA	2.600%	1/13/27	AUD	12,160	7,677
	EUROFIMA	4.550%	3/30/27	CAD	1,330	979
	EUROFIMA	3.350%	5/21/29	AUD	2,130	1,320
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.875%	2/4/30	CHF	5,000	6,430
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	488	655
	European Bank for Reconstruction & Development	2.875%	7/17/31	EUR	15,607	17,316
[7]	European Financial Stability Facility	0.400%	5/31/26	EUR	39,783	41,922
[7]	European Financial Stability Facility	0.000%	7/20/26	EUR	30,199	31,506
[7]	European Financial Stability Facility	2.750%	8/17/26	EUR	50,000	54,601
[7]	European Financial Stability Facility	0.750%	5/3/27	EUR	22,287	23,256
[7]	European Financial Stability Facility	0.875%	7/26/27	EUR	12,190	12,712
[7]	European Financial Stability Facility	0.000%	10/13/27	EUR	19,000	19,208
[7]	European Financial Stability Facility	0.950%	2/14/28	EUR	10,546	10,912
[7]	European Financial Stability Facility	0.875%	9/5/28	EUR	37,997	38,830
[7]	European Financial Stability Facility	3.000%	12/15/28	EUR	60,000	66,249
[7]	European Financial Stability Facility	2.625%	7/16/29	EUR	60,000	65,256
[7]	European Financial Stability Facility	0.050%	10/17/29	EUR	12,853	12,346
[7]	European Financial Stability Facility	2.750%	12/3/29	EUR	2,683	2,935
[7]	European Financial Stability Facility	0.125%	3/18/30	EUR	16,054	15,274
[7]	European Financial Stability Facility	2.875%	5/28/31	EUR	50,000	54,837

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[7]	European Financial Stability Facility	3.875%	3/30/32	EUR	9,752	11,412
[7]	European Financial Stability Facility	2.375%	6/21/32	EUR	10,000	10,604
[7]	European Financial Stability Facility	2.875%	2/16/33	EUR	35,000	38,409
[7]	European Financial Stability Facility	1.250%	5/24/33	EUR	26,655	25,654
[7]	European Financial Stability Facility	3.000%	9/4/34	EUR	2,536	2,789
[7]	European Financial Stability Facility	0.875%	4/10/35	EUR	40,133	35,861
[7]	European Financial Stability Facility	3.375%	4/3/37	EUR	20,095	22,743
[7]	European Financial Stability Facility	3.375%	8/30/38	EUR	25,000	28,073
[7]	European Financial Stability Facility	1.450%	9/5/40	EUR	12,046	10,419
[7]	European Financial Stability Facility	1.700%	2/13/43	EUR	18,100	15,902
[7]	European Financial Stability Facility	2.350%	7/29/44	EUR	28,632	27,671
[7]	European Financial Stability Facility	1.375%	5/31/47	EUR	33,282	26,543
[7]	European Financial Stability Facility	1.800%	7/10/48	EUR	21,896	18,725
[7]	European Financial Stability Facility	0.700%	1/20/50	EUR	22,235	14,339
[7]	European Financial Stability Facility	0.700%	1/17/53	EUR	21,535	13,091
[7]	European Financial Stability Facility	1.750%	7/17/53	EUR	4,262	3,478
	European Investment Bank	0.000%	3/13/26	EUR	4,876	5,136
	European Investment Bank	0.375%	4/14/26	EUR	26,979	28,524
	European Investment Bank	0.875%	5/15/26	GBP	5,000	6,107
	European Investment Bank	3.100%	8/17/26	AUD	17,243	11,102
	European Investment Bank	2.750%	8/25/26	PLN	4,898	1,173
	European Investment Bank	1.000%	9/21/26	GBP	14,060	16,972
	European Investment Bank	0.100%	10/15/26	EUR	12,889	13,419
	European Investment Bank	1.750%	11/12/26	SEK	325,000	30,224
	European Investment Bank	1.250%	11/13/26	EUR	2,926	3,117
	European Investment Bank	0.125%	12/14/26	GBP	15,000	17,740
	European Investment Bank	0.000%	12/22/26	EUR	32,032	33,160
	European Investment Bank	0.500%	1/15/27	EUR	26,184	27,354
	European Investment Bank	3.500%	4/15/27	EUR	2,439	2,722
	European Investment Bank	0.000%	6/17/27	EUR	42,997	43,923
	European Investment Bank	0.375%	9/15/27	EUR	29,486	30,262
	European Investment Bank	3.750%	12/7/27	GBP	1,853	2,343
	European Investment Bank	0.875%	1/14/28	EUR	25,000	25,890
	European Investment Bank	1.000%	1/28/28	CAD	4,462	2,993
	European Investment Bank	3.300%	2/3/28	AUD	1,103	703
	European Investment Bank	0.000%	3/28/28	EUR	43,652	43,732
	European Investment Bank	1.375%	5/12/28	SEK	36,740	3,344
	European Investment Bank	0.000%	5/15/28	EUR	4,876	4,871
	European Investment Bank	4.200%	8/21/28	AUD	10,000	6,521
	European Investment Bank	0.000%	9/28/28	EUR	13,328	13,178
	European Investment Bank	0.000%	12/7/28	GBP	1,268	1,370
	European Investment Bank	6.000%	12/7/28	GBP	7,802	10,637
	European Investment Bank	0.625%	1/22/29	EUR	32,628	32,817
	European Investment Bank	4.000%	2/15/29	GBP	69,210	88,247
	European Investment Bank	3.300%	5/25/29	AUD	11,476	7,175
	European Investment Bank	0.125%	6/20/29	EUR	5,606	5,457
	European Investment Bank	0.250%	9/14/29	EUR	13,856	13,488
	European Investment Bank	0.050%	11/15/29	EUR	20,000	19,194
	European Investment Bank	2.250%	12/14/29	EUR	120,572	129,188
	European Investment Bank	0.050%	1/16/30	EUR	18,917	18,085
	European Investment Bank	2.750%	7/30/30	EUR	22,007	24,136
	European Investment Bank	0.000%	9/9/30	EUR	7,269	6,795
	European Investment Bank	2.750%	9/13/30	EUR	14,627	16,028
	European Investment Bank	4.875%	12/16/30	GBP	15,000	19,778
	European Investment Bank	0.000%	1/14/31	EUR	49,156	45,581
	European Investment Bank	1.300%	1/27/31	AUD	5,490	2,941
	European Investment Bank	1.000%	3/14/31	EUR	26,035	25,635
	European Investment Bank	2.875%	10/15/31	EUR	35,555	39,239
	European Investment Bank	1.000%	4/14/32	EUR	15,604	15,109
	European Investment Bank	1.125%	11/15/32	EUR	9,752	9,439
	European Investment Bank	2.875%	1/12/33	EUR	18,511	20,404
	European Investment Bank	1.125%	4/13/33	EUR	14,628	14,020
	European Investment Bank	3.000%	7/15/33	EUR	47,379	52,448
	European Investment Bank	2.750%	1/16/34	EUR	35,683	38,516
	European Investment Bank	2.625%	9/4/34	EUR	40,000	42,650
	European Investment Bank	0.050%	10/13/34	EUR	23,779	19,752
	European Investment Bank	2.625%	3/15/35	EUR	3,462	3,692
	European Investment Bank	0.010%	11/15/35	EUR	18,659	14,906
	European Investment Bank	0.200%	3/17/36	EUR	20,993	17,003
	European Investment Bank	3.125%	6/30/36	CHF	5,495	8,068

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	1.125%	9/15/36	EUR	23,407	21,028
European Investment Bank	3.875%	6/8/37	GBP	5,633	6,706
European Investment Bank	0.500%	11/13/37	EUR	720	578
European Investment Bank	5.000%	4/15/39	GBP	3,416	4,514
European Investment Bank	2.750%	3/15/40	EUR	9,045	9,526
European Investment Bank	0.250%	6/15/40	EUR	10,993	7,877
European Investment Bank	0.010%	5/15/41	EUR	6,000	3,975
European Investment Bank	3.625%	3/14/42	EUR	2,731	3,192
European Investment Bank	1.000%	11/14/42	EUR	4,876	3,803
European Investment Bank	4.500%	3/7/44	GBP	4,145	5,046
European Investment Bank	1.750%	9/15/45	EUR	6,847	5,997
European Investment Bank	0.875%	9/13/47	EUR	4,876	3,466
European Investment Bank	1.500%	11/15/47	EUR	2,439	1,995
European Investment Bank	1.500%	10/16/48	EUR	30,500	24,648
European Investment Bank	0.050%	1/27/51	EUR	12,351	6,291
European Investment Bank	4.625%	10/12/54	GBP	3,755	4,631
European Stability Mechanism	0.500%	3/2/26	EUR	22,771	24,128
European Stability Mechanism	0.000%	12/15/26	EUR	42,500	43,909
European Stability Mechanism	0.750%	3/15/27	EUR	21,175	22,136
European Stability Mechanism	0.750%	9/5/28	EUR	12,598	12,822
European Stability Mechanism	0.500%	3/5/29	EUR	20,478	20,419
European Stability Mechanism	2.625%	9/18/29	EUR	25,000	27,245
European Stability Mechanism	0.010%	3/4/30	EUR	33,146	31,440
European Stability Mechanism	0.010%	10/15/31	EUR	19,798	17,976
European Stability Mechanism	1.125%	5/3/32	EUR	2,550	2,486
European Stability Mechanism	1.200%	5/23/33	EUR	5,852	5,644
European Stability Mechanism	3.000%	8/23/33	EUR	10,000	11,068
European Stability Mechanism	2.750%	9/15/34	EUR	25,000	27,017
European Stability Mechanism	1.625%	11/17/36	EUR	19,479	18,482
European Stability Mechanism	1.750%	10/20/45	EUR	4,876	4,285
European Stability Mechanism	1.800%	11/2/46	EUR	20,455	18,052
European Stability Mechanism	1.850%	12/1/55	EUR	17,645	14,518
European Union	2.750%	10/5/26	EUR	327,700	358,008
European Union	2.000%	10/4/27	EUR	47,218	50,735
European Union	2.500%	11/4/27	EUR	9,264	10,115
European Union	2.875%	12/6/27	EUR	87,741	96,455
European Union	2.875%	4/4/28	EUR	2,439	2,695
European Union	0.000%	6/2/28	EUR	50,782	50,656
European Union	0.000%	10/4/28	EUR	30,216	29,755
European Union	3.125%	12/5/28	EUR	172,339	191,142
European Union	2.875%	10/5/29	EUR	39,407	43,287
European Union	1.625%	12/4/29	EUR	122,211	126,721
European Union	0.000%	10/4/30	EUR	3,000	2,807
European Union	3.125%	12/4/30	EUR	36,299	40,358
European Union	0.750%	4/4/31	EUR	25,969	25,261
European Union	0.000%	4/22/31	EUR	17,863	16,431
European Union	0.000%	7/4/31	EUR	110,537	100,488
European Union	2.500%	12/4/31	EUR	70,000	74,782
European Union	1.000%	7/6/32	EUR	72,766	69,383
European Union	2.750%	2/4/33	EUR	64,000	69,167
European Union	3.250%	7/4/34	EUR	54,957	61,254
European Union	3.000%	12/4/34	EUR	90,000	98,103
European Union	0.000%	7/4/35	EUR	51,797	41,627
European Union	0.250%	4/22/36	EUR	25,620	20,699
European Union	0.200%	6/4/36	EUR	51,634	41,351
European Union	0.400%	2/4/37	EUR	63,606	50,955
European Union	0.875%	3/11/37	EUR	3,132	2,663
European Union	2.750%	12/4/37	EUR	22,395	23,722
European Union	3.375%	10/4/38	EUR	21,698	24,068
European Union	3.375%	10/4/39	EUR	144,949	160,039
European Union	0.100%	10/4/40	EUR	28,358	19,707
European Union	0.450%	7/4/41	EUR	31,314	21,973
European Union	3.750%	4/4/42	EUR	4,876	5,812
European Union	3.375%	11/4/42	EUR	39,295	43,340
European Union	1.250%	2/4/43	EUR	62,911	49,468
European Union	4.000%	4/4/44	EUR	52,575	62,481
European Union	0.450%	5/2/46	EUR	19,811	12,771
European Union	0.750%	1/4/47	EUR	32,693	22,527
European Union	2.625%	2/4/48	EUR	43,574	42,338
European Union	3.250%	2/4/50	EUR	116,366	125,127

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Union	0.700%	7/6/51	EUR	78,368	47,232
European Union	2.500%	10/4/52	EUR	77,345	71,293
European Union	3.375%	10/5/54	EUR	93,723	101,433
Inter-American Development Bank	1.250%	12/15/25	GBP	11,956	14,838
Inter-American Development Bank	4.400%	1/26/26	CAD	13	9
Inter-American Development Bank	4.250%	6/11/26	AUD	637	418
Inter-American Development Bank	1.000%	6/29/26	CAD	3,300	2,287
Inter-American Development Bank	0.500%	9/15/26	GBP	4,876	5,827
Inter-American Development Bank	0.875%	8/27/27	CAD	3,091	2,080
Inter-American Development Bank	3.100%	2/22/28	AUD	30,000	18,933
Inter-American Development Bank	3.400%	5/24/28	CAD	5,400	3,899
Inter-American Development Bank	2.125%	12/15/28	GBP	5,331	6,278
Inter-American Development Bank	3.290%	6/28/32	AUD	1,762	1,040
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	5,093	3,296
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	3,052	2,122
International Bank for Reconstruction & Development	0.750%	6/10/26	NZD	1,007	573
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	2,439	2,918
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	2,265	1,573
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	8,081	5,180
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	6,763	8,065
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	22,515	23,220
International Bank for Reconstruction & Development	1.800%	1/19/27	CAD	5,282	3,680
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	9,752	11,178
International Bank for Reconstruction & Development	0.625%	9/24/27	NZD	1,510	823
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	2,649	1,782
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	5,365	5,522
International Bank for Reconstruction & Development	4.400%	1/13/28	AUD	30,000	19,715
International Bank for Reconstruction & Development	3.700%	1/18/28	CAD	7,600	5,543
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	29,171	29,133
International Bank for Reconstruction & Development	1.625%	5/10/28	NZD	19,265	10,656
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	19,078	21,423
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,617	1,021
International Bank for Reconstruction & Development	3.875%	10/2/28	GBP	53,999	68,325
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	100	131
International Bank for Reconstruction & Development	1.250%	12/13/28	GBP	14,488	16,544
International Bank for Reconstruction & Development	4.300%	1/10/29	AUD	16,790	10,963
International Bank for Reconstruction & Development	0.250%	5/21/29	EUR	10,300	10,113
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	886	599
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	2,130	2,324
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	5,571	5,290
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	2,633	2,560
International Bank for Reconstruction & Development	4.250%	9/18/30	CAD	15,000	11,298
International Bank for Reconstruction & Development	4.125%	7/31/31	GBP	14,723	18,625
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	2,926	4,074
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	25,257	23,359
International Bank for Reconstruction & Development	4.200%	4/21/33	AUD	7,000	4,371
International Bank for Reconstruction & Development	2.900%	2/14/34	EUR	25,106	27,607
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	18,703	17,586
International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	2,156	1,843
International Bank for Reconstruction & Development	0.100%	9/17/35	EUR	3,699	3,005
International Bank for Reconstruction & Development	3.100%	4/14/38	EUR	4,500	4,953
International Bank for Reconstruction & Development	3.450%	9/13/38	EUR	15,455	17,638
International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	8,840	6,151
International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	3,206	1,691
International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	2,633	1,146
International Development Assn.	0.750%	9/21/28	GBP	2,498	2,801
International Development Assn.	0.000%	7/15/31	EUR	10,662	9,755
International Development Assn.	0.350%	4/22/36	EUR	24,750	20,337
International Development Assn.	1.750%	5/5/37	EUR	15,000	14,200
International Development Assn.	0.700%	1/17/42	EUR	7,760	5,737
International Development Assn.	3.200%	1/18/44	EUR	15,000	16,401
International Finance Corp.	0.250%	12/15/25	GBP	4,974	6,100
International Finance Corp.	3.200%	7/22/26	AUD	24,659	15,901
International Finance Corp.	4.500%	8/21/26	CAD	2,425	1,778
International Finance Corp.	0.875%	9/15/26	GBP	7,310	8,807
International Finance Corp.	1.850%	1/28/27	CAD	2,212	1,544
International Finance Corp.	0.750%	7/22/27	GBP	4,876	5,693
International Finance Corp.	3.200%	10/18/27	AUD	589	375
International Finance Corp.	0.750%	5/24/28	AUD	17,000	9,836
International Finance Corp.	4.875%	12/19/28	NZD	5,000	3,076

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Finance Corp.	3.150%	6/26/29	AUD	2,336	1,448
International Finance Corp.	1.250%	2/6/31	AUD	10,000	5,333
International Finance Corp.	3.635%	8/26/33	AUD	6,500	3,875
International Finance Corp.	1.500%	4/15/35	AUD	6,322	2,957
Nordic Investment Bank	0.500%	11/3/25	EUR	9,545	10,180
Nordic Investment Bank	0.125%	12/15/26	GBP	17,632	20,777
Nordic Investment Bank	1.375%	1/27/28	SEK	8,000	727
					5,814,791
Sweden (0.3%)
Kingdom of Sweden	0.750%	5/12/28	SEK	3,430	310
Kingdom of Sweden	0.750%	11/12/29	SEK	190,485	16,873
Kingdom of Sweden	0.125%	5/12/31	SEK	967,920	80,495
Kingdom of Sweden	2.250%	6/1/32	SEK	197,155	18,781
Kingdom of Sweden	1.750%	11/11/33	SEK	220,000	20,097
Kingdom of Sweden	2.250%	5/11/35	SEK	125,000	11,856
Kingdom of Sweden	3.500%	3/30/39	SEK	8,895	960
Kingdom of Sweden	1.375%	6/23/71	SEK	206,590	13,256
Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	346,410	31,952
Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	293,810	26,928
Kommuninvest I Sverige AB	2.750%	2/12/27	EUR	5,000	5,468
Kommuninvest I Sverige AB	3.000%	3/12/29	SEK	500,000	48,167
Kommuninvest I Sverige AB	0.875%	5/16/29	SEK	50,000	4,370
Kommuninvest I Sverige AB	3.250%	11/12/29	SEK	150,000	14,601
Svensk Exportkredit AB	2.750%	2/23/28	EUR	25,000	27,267
Svensk Exportkredit AB	4.300%	5/30/28	AUD	11,000	7,138
					328,519
Switzerland (0.5%)
Canton of Basel-Landschaft	1.375%	9/29/34	CHF	8,135	9,955
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,745	2,114
Canton of Geneva Switzerland	0.030%	6/28/30	CHF	13,000	14,516
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	790	964
Canton of Geneva Switzerland	0.400%	4/28/36	CHF	2,455	2,678
Canton of Geneva Switzerland	0.600%	7/4/46	CHF	1,470	1,625
Canton of Vaud	2.000%	10/24/33	CHF	4,365	5,624
Canton of Zurich	1.250%	12/3/32	CHF	1,475	1,784
Canton of Zurich	0.000%	11/10/33	CHF	1,000	1,084
Canton of Zurich	2.000%	7/29/38	CHF	4,900	6,515
Canton of Zurich	0.250%	7/12/39	CHF	6,125	6,520
City of Zurich Switzerland	2.550%	3/10/36	CHF	15,000	20,749
Swiss Confederation	1.250%	5/28/26	CHF	71,283	83,704
Swiss Confederation	3.250%	6/27/27	CHF	24,407	30,436
Swiss Confederation	0.500%	5/27/30	CHF	28,348	33,077
Swiss Confederation	2.250%	6/22/31	CHF	43,611	56,695
Swiss Confederation	0.500%	6/27/32	CHF	6,954	8,117
Swiss Confederation	3.500%	4/8/33	CHF	10,088	14,670
Swiss Confederation	0.000%	6/26/34	CHF	18,081	20,092
Swiss Confederation	0.250%	6/23/35	CHF	43,369	49,153
Swiss Confederation	2.500%	3/8/36	CHF	11,013	15,643
Swiss Confederation	1.250%	6/27/37	CHF	29,813	37,818
Swiss Confederation	1.500%	10/26/38	CHF	16,000	21,069
Swiss Confederation	1.500%	4/30/42	CHF	20,126	27,256
Swiss Confederation	1.250%	6/28/43	CHF	29,680	39,037
Swiss Confederation	0.500%	6/28/45	CHF	25,243	29,142
Swiss Confederation	4.000%	1/6/49	CHF	9,163	19,081
Swiss Confederation	0.500%	5/24/55	CHF	10,062	11,766
Swiss Confederation	0.500%	5/30/58	CHF	22,657	26,877
Swiss Confederation	2.000%	6/25/64	CHF	2,351	4,381
					602,142
Thailand (0.9%)
Kingdom of Thailand	3.850%	12/12/25	THB	612,082	18,484
Kingdom of Thailand	2.350%	6/17/26	THB	500,000	14,874
Kingdom of Thailand	2.125%	12/17/26	THB	703,592	20,864
Kingdom of Thailand	2.250%	3/17/27	THB	2,550,000	75,825
Kingdom of Thailand	1.000%	6/17/27	THB	1,732,978	49,913
Kingdom of Thailand	2.400%	11/17/27	THB	800,000	23,904
Kingdom of Thailand	3.580%	12/17/27	THB	470,725	14,564
Kingdom of Thailand	5.670%	3/13/28	THB	58,761	1,941
Kingdom of Thailand	2.650%	6/17/28	THB	2,403,000	72,444
Kingdom of Thailand	2.875%	12/17/28	THB	1,067,863	32,527

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Thailand	2.400%	3/17/29	THB	1,100,000	32,878
	Kingdom of Thailand	4.875%	6/22/29	THB	852,018	28,231
	Kingdom of Thailand	1.600%	12/17/29	THB	1,106,839	31,831
	Kingdom of Thailand	3.650%	6/20/31	THB	602,289	19,368
	Kingdom of Thailand	2.000%	12/17/31	THB	3,036,277	88,257
	Kingdom of Thailand	3.775%	6/25/32	THB	738,415	24,042
	Kingdom of Thailand	3.350%	6/17/33	THB	1,550,000	49,330
	Kingdom of Thailand	2.800%	6/17/34	THB	750,000	22,954
	Kingdom of Thailand	1.600%	6/17/35	THB	196,901	5,365
	Kingdom of Thailand	1.585%	12/17/35	THB	1,280,397	34,715
	Kingdom of Thailand	3.400%	6/17/36	THB	899,997	28,964
	Kingdom of Thailand	3.390%	6/17/37	THB	1,326,385	42,675
	Kingdom of Thailand	4.260%	12/12/37	THB	135,638	4,660
	Kingdom of Thailand	3.300%	6/17/38	THB	1,278,753	40,734
	Kingdom of Thailand	3.800%	6/14/41	THB	73,451	2,476
	Kingdom of Thailand	2.000%	6/17/42	THB	959,882	25,346
	Kingdom of Thailand	3.450%	6/17/43	THB	1,210,000	38,740
	Kingdom of Thailand	4.675%	6/29/44	THB	451,239	16,838
	Kingdom of Thailand	2.875%	6/17/46	THB	553,090	16,035
	Kingdom of Thailand	3.140%	6/17/47	THB	950,000	28,501
	Kingdom of Thailand	1.875%	6/17/49	THB	606,063	14,311
	Kingdom of Thailand	2.750%	6/17/52	THB	402,800	11,154
	Kingdom of Thailand	4.000%	6/17/55	THB	1,375,802	47,760
	Kingdom of Thailand	4.850%	6/17/61	THB	7,038	271
	Kingdom of Thailand	4.000%	6/17/66	THB	450,778	15,314
	Kingdom of Thailand	3.600%	6/17/67	THB	1,147,041	35,937
	Kingdom of Thailand	2.500%	6/17/71	THB	217,737	5,064
	Kingdom of Thailand	4.000%	6/17/72	THB	816,000	27,995
						1,065,086
United Kingdom (5.0%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	2,097	2,659
[4]	LCR Finance plc	4.500%	12/7/28	GBP	3,657	4,727
[4]	LCR Finance plc	4.500%	12/7/38	GBP	2,780	3,460
[4]	LCR Finance plc	5.100%	3/7/51	GBP	3,267	4,260
	Transport for London	3.875%	7/23/42	GBP	282	301
	Transport for London	3.625%	5/15/45	GBP	2,281	2,285
	Transport for London	4.000%	4/7/64	GBP	3,000	3,079
	United Kingdom Gilt	1.500%	7/22/26	GBP	153,178	188,592
	United Kingdom Gilt	4.125%	1/29/27	GBP	233,063	299,010
	United Kingdom Gilt	3.750%	3/7/27	GBP	279,760	355,827
	United Kingdom Gilt	4.250%	12/7/27	GBP	33,584	43,427
	United Kingdom Gilt	4.500%	6/7/28	GBP	302,347	392,739
	United Kingdom Gilt	0.500%	1/31/29	GBP	294,499	327,066
	United Kingdom Gilt	4.125%	7/22/29	GBP	112,600	144,485
	United Kingdom Gilt	0.875%	10/22/29	GBP	64,924	71,852
	United Kingdom Gilt	0.375%	10/22/30	GBP	45,000	46,681
	United Kingdom Gilt	4.750%	12/7/30	GBP	85,775	114,019
	United Kingdom Gilt	0.250%	7/31/31	GBP	129,501	129,029
	United Kingdom Gilt	4.000%	10/22/31	GBP	165,160	209,421
	United Kingdom Gilt	1.000%	1/31/32	GBP	185,867	191,824
	United Kingdom Gilt	4.250%	6/7/32	GBP	67,195	86,775
	United Kingdom Gilt	3.250%	1/31/33	GBP	120,000	143,385
	United Kingdom Gilt	0.875%	7/31/33	GBP	243,700	236,237
	United Kingdom Gilt	4.625%	1/31/34	GBP	30,250	39,741
	United Kingdom Gilt	4.250%	7/31/34	GBP	92,530	118,060
	United Kingdom Gilt	4.500%	9/7/34	GBP	56,116	73,124
	United Kingdom Gilt	0.625%	7/31/35	GBP	258,742	226,847
	United Kingdom Gilt	4.250%	3/7/36	GBP	78,944	100,016
	United Kingdom Gilt	1.750%	9/7/37	GBP	138,895	131,348
	United Kingdom Gilt	3.750%	1/29/38	GBP	98,414	116,980
	United Kingdom Gilt	4.750%	12/7/38	GBP	76,041	99,821
	United Kingdom Gilt	1.125%	1/31/39	GBP	184,557	153,317
	United Kingdom Gilt	4.250%	9/7/39	GBP	30,807	38,140
	United Kingdom Gilt	4.375%	1/31/40	GBP	23,896	29,814
	United Kingdom Gilt	4.250%	12/7/40	GBP	33,747	41,457
	United Kingdom Gilt	1.250%	10/22/41	GBP	138,909	107,898
	United Kingdom Gilt	4.500%	12/7/42	GBP	61,370	76,873
	United Kingdom Gilt	4.750%	10/22/43	GBP	118,981	153,010
	United Kingdom Gilt	3.250%	1/22/44	GBP	100,571	104,863

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	3.500%	1/22/45	GBP	87,493	94,052
United Kingdom Gilt	0.875%	1/31/46	GBP	94,976	59,263
United Kingdom Gilt	4.250%	12/7/46	GBP	96,489	114,973
United Kingdom Gilt	1.500%	7/22/47	GBP	97,700	69,124
United Kingdom Gilt	1.750%	1/22/49	GBP	56,167	41,163
United Kingdom Gilt	4.250%	12/7/49	GBP	99,044	117,395
United Kingdom Gilt	0.625%	10/22/50	GBP	41,212	20,780
United Kingdom Gilt	1.250%	7/31/51	GBP	94,095	57,085
United Kingdom Gilt	3.750%	7/22/52	GBP	49,139	53,222
United Kingdom Gilt	1.500%	7/31/53	GBP	79,863	50,464
United Kingdom Gilt	3.750%	10/22/53	GBP	110,987	119,246
United Kingdom Gilt	4.375%	7/31/54	GBP	189,935	226,693
United Kingdom Gilt	1.625%	10/22/54	GBP	67,998	43,979
United Kingdom Gilt	4.250%	12/7/55	GBP	77,289	90,767
United Kingdom Gilt	1.750%	7/22/57	GBP	72,276	47,351
United Kingdom Gilt	4.000%	1/22/60	GBP	62,133	69,810
United Kingdom Gilt	0.500%	10/22/61	GBP	80,268	29,934
United Kingdom Gilt	4.000%	10/22/63	GBP	80,496	90,100
United Kingdom Gilt	2.500%	7/22/65	GBP	80,050	62,440
United Kingdom Gilt	3.500%	7/22/68	GBP	70,330	70,817
United Kingdom Gilt	1.625%	10/22/71	GBP	86,164	48,819
United Kingdom Gilt	1.125%	10/22/73	GBP	70,509	32,031
					6,221,957
Total Sovereign Bonds (Cost $105,365,137)					94,852,656

Total International Bond II Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[12]	Vanguard Market Liquidity Fund (Cost $1,028,697)	4.834%	10,288,401	1,028,737
Total Investments (98.4%) (Cost $133,961,853)	121,887,638
Other Assets and Liabilities—Net (1.6%)	1,967,975
Net Assets (100.0%)	123,855,613
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $22,924,197,000, representing 18.5% of net assets.
4	Guaranteed by the Government of the United Kingdom.
5	Guaranteed by Commissioners of His Majesty's Treasury.
6	Securities with a value of $1,498,963,000 have been pledged as collateral for open forward currency contracts.
7	Guaranteed by multiple countries.
8	Securities with a value of $8,111,000 have been segregated as initial margin for open centrally cleared non-deliverable forward currency contracts.
9	Securities with a value of $30,538,000 have been segregated as initial margin for open futures contracts.
10	Guaranteed by the Federal Republic of Germany.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
COP—Colombian peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romanian new leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Total International Bond II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Bobl	December 2024	3,044	391,208	3
Euro-Bund	December 2024	329	47,167	(269)
Euro-OAT	December 2024	349	47,324	21
Euro-Schatz	December 2024	5,764	667,983	(306)
				(551)

Centrally Cleared Non-Deliverable Forward Currency Contracts
Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
	Currency Purchased		Currency Sold
11/6/24	COP	495,000,000	USD	113,307	—	(1,538)
11/6/24	PEN	315,000	USD	83,651	—	(184)
12/4/24	USD	112,849	COP	495,000,000	1,534	—
11/6/24	USD	42,232	COP	176,000,000	2,492	—
11/6/24	USD	107,618	PEN	401,000	1,361	—
12/4/24	USD	83,621	PEN	315,000	180	—
					5,567	(1,722)

Over-the-Counter Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	12/3/24	AUD	58,356	USD	38,235	182	—
State Street Bank & Trust Co.	12/3/24	AUD	41,455	USD	27,161	129	—
JPMorgan Chase Bank, N.A.	12/3/24	AUD	25,769	USD	16,884	80	—
State Street Bank & Trust Co.	12/2/24	CAD	79,337	USD	56,981	58	—
BNP Paribas	12/2/24	CAD	52,891	USD	37,980	46	—
Wells Fargo Bank N.A.	11/4/24	CHF	26,000	USD	30,584	—	(461)
Wells Fargo Bank N.A.	11/6/24	CLP	79,000,000	USD	83,017	—	(850)
State Street Bank & Trust Co.	11/6/24	CLP	54,000,000	USD	56,680	—	(516)
State Street Bank & Trust Co.	11/6/24	CLP	47,843,235	USD	49,734	28	—
Standard Chartered Bank	11/4/24	CNY	8,289,156	USD	1,163,432	2,532	—
HSBC Bank plc	11/4/24	CNY	2,072,289	USD	290,583	908	—
HSBC Bank plc	12/3/24	CNY	188,092	USD	26,410	150	—
Standard Chartered Bank	11/4/24	CNY	133,559	USD	19,087	—	(300)
Citibank, N.A.	11/6/24	COP	365,000,000	USD	83,377	—	(962)
State Street Bank & Trust Co.	11/6/24	COP	336,000,000	USD	76,142	—	(274)
Royal Bank of Canada	11/6/24	COP	151,000,000	USD	34,202	—	(106)
Wells Fargo Bank N.A.	11/6/24	COP	124,239,651	USD	28,185	—	(132)
State Street Bank & Trust Co.	12/4/24	COP	29,919,454	USD	6,753	—	(24)
Toronto-Dominion Bank	11/4/24	CZK	7,797,864	USD	334,194	820	—
UBS AG	11/4/24	CZK	3,840,739	USD	164,761	246	—
Standard Chartered Bank	11/4/24	CZK	426,756	USD	18,304	30	—
The Bank of New York Mellon Corp.	11/4/24	CZK	400,000	USD	17,439	—	(254)
State Street Bank & Trust Co.	12/3/24	CZK	179,719	USD	7,713	13	—
Societe Generale SA	11/4/24	EUR	5,040,000	USD	5,463,472	19,859	—
Bank of America, N.A.	11/4/24	EUR	5,040,000	USD	5,453,228	30,103	—
HSBC Bank plc	11/4/24	EUR	3,360,000	USD	3,635,688	19,866	—
Canadian Imperial Bank of Commerce	11/4/24	EUR	1,680,000	USD	1,820,034	7,743	—
The Bank of New York Mellon Corp.	11/4/24	EUR	1,680,000	USD	1,819,048	8,729	—

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Commonwealth Bank of Australia	11/4/24	EUR	1,680,000	USD	1,816,650	11,126	—
Barclays Bank plc	11/4/24	EUR	560,000	USD	606,256	3,003	—
Citibank, N.A.	11/4/24	EUR	560,000	USD	606,144	3,115	—
Toronto-Dominion Bank	11/4/24	EUR	560,000	USD	606,032	3,227	—
Wells Fargo Bank N.A.	11/4/24	EUR	560,000	USD	605,752	3,507	—
UBS AG	11/4/24	EUR	560,000	USD	605,752	3,507	—
State Street Bank & Trust Co.	11/4/24	EUR	560,000	USD	604,800	4,459	—
Royal Bank of Canada	11/4/24	EUR	560,000	USD	603,680	5,579	—
Toronto-Dominion Bank	12/3/24	GBP	133,594	USD	171,747	507	—
BNP Paribas	11/5/24	HUF	75,359,788	USD	200,106	661	—
Standard Chartered Bank	11/5/24	HUF	2,582,760	USD	6,867	13	—
Deutsche Bank AG	11/4/24	IDR	8,124,835,881	USD	518,831	—	(1,290)
Standard Chartered Bank	11/4/24	IDR	8,124,835,880	USD	516,144	1,400	—
Deutsche Bank AG	11/4/24	IDR	4,062,417,940	USD	258,096	676	—
Morgan Stanley Capital Services Inc.	11/4/24	ILS	126,000	USD	33,120	615	—
Toronto-Dominion Bank	11/5/24	JPY	644,135,670	USD	4,221,077	21,067	—
Bank of America, N.A.	11/5/24	JPY	271,214,871	USD	1,776,628	9,539	—
Barclays Bank plc	11/5/24	JPY	221,896,724	USD	1,453,988	7,379	—
UBS AG	11/5/24	JPY	212,824,736	USD	1,395,110	6,511	—
The Bank of New York Mellon Corp.	11/5/24	JPY	171,965,036	USD	1,126,166	6,361	—
Wells Fargo Bank N.A.	11/5/24	JPY	171,965,036	USD	1,125,499	7,027	—
Standard Chartered Bank	11/5/24	JPY	170,800,000	USD	1,121,287	3,567	—
Royal Bank of Canada	11/5/24	JPY	137,200,000	USD	900,706	2,866	—
HSBC Bank plc	11/5/24	JPY	89,049,776	USD	580,100	6,363	—
Commonwealth Bank of Australia	11/5/24	JPY	85,982,518	USD	562,492	3,771	—
Canadian Imperial Bank of Commerce	11/5/24	JPY	85,145,144	USD	557,251	3,498	—
JPMorgan Chase Bank, N.A.	11/5/24	JPY	43,121,849	USD	283,050	942	—
Citibank, N.A.	11/5/24	JPY	5,696,336	USD	37,396	119	—
BNP Paribas	11/5/24	JPY	3,025,126	USD	21,100	—	(1,177)
State Street Bank & Trust Co.	11/5/24	KRW	2,340,226,300	USD	1,690,605	9,657	—
HSBC Bank plc	11/5/24	KRW	468,045,260	USD	338,339	1,713	—
BNP Paribas	11/5/24	KRW	468,045,260	USD	338,207	1,845	—
Standard Chartered Bank	11/5/24	KRW	468,045,260	USD	337,658	2,394	—
Deutsche Bank AG	11/5/24	KRW	285,797,700	USD	218,952	—	(11,309)
Toronto-Dominion Bank	12/3/24	MXN	422,446	USD	20,978	12	—
BNP Paribas	11/4/24	MYR	3,838,365	USD	880,161	—	(3,736)
HSBC Bank plc	11/4/24	MYR	1,279,455	USD	294,466	—	(2,324)
Deutsche Bank AG	11/4/24	MYR	230,754	USD	56,042	—	(3,354)
Wells Fargo Bank N.A.	11/6/24	PEN	259,000	USD	68,561	68	—
State Street Bank & Trust Co.	11/6/24	PEN	105,168	USD	27,952	—	(85)
HSBC Bank plc	11/5/24	PLN	774,839	USD	193,227	321	—
The Bank of New York Mellon Corp.	11/5/24	PLN	752,050	USD	187,848	8	—
Wells Fargo Bank N.A.	11/5/24	PLN	752,050	USD	187,661	195	—
Standard Chartered Bank	11/5/24	PLN	107,170	USD	26,738	32	—
State Street Bank & Trust Co.	12/3/24	PLN	56,623	USD	14,115	16	—
Societe Generale SA	11/4/24	RON	735,547	USD	160,565	250	—
Deutsche Bank AG	11/4/24	RON	670,547	USD	146,513	90	—
Standard Chartered Bank	11/4/24	RON	65,000	USD	14,186	25	—
Wells Fargo Bank N.A.	11/4/24	SGD	428,207	USD	323,786	556	—
Toronto-Dominion Bank	11/4/24	SGD	13,000	USD	10,036	—	(189)
Standard Chartered Bank	11/4/24	THB	6,715,369	USD	199,210	—	(147)
Deutsche Bank AG	11/4/24	THB	6,715,369	USD	199,151	—	(88)
Morgan Stanley Capital Services Inc.	11/4/24	THB	6,715,369	USD	198,974	89	—

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	11/4/24	THB	6,715,369	USD	198,797	266	—
UBS AG	11/4/24	THB	6,715,369	USD	198,503	560	—
State Street Bank & Trust Co.	11/6/24	THB	468,438	USD	13,907	—	(19)
Commonwealth Bank of Australia	12/3/24	USD	2,203,573	AUD	3,362,988	—	(10,370)
Commonwealth Bank of Australia	11/4/24	USD	2,212,975	AUD	3,188,247	114,675	—
State Street Bank & Trust Co.	11/4/24	USD	898,788	AUD	1,295,299	46,305	—
State Street Bank & Trust Co.	12/3/24	USD	843,372	AUD	1,287,195	—	(4,023)
JPMorgan Chase Bank, N.A.	11/4/24	USD	678,738	AUD	977,857	35,175	—
JPMorgan Chase Bank, N.A.	12/3/24	USD	632,529	AUD	965,397	—	(3,017)
UBS AG	12/3/24	USD	632,526	AUD	965,397	—	(3,020)
UBS AG	11/4/24	USD	663,892	AUD	956,474	34,403	—
HSBC Bank plc	11/4/24	USD	12,405	AUD	18,100	493	—
Toronto-Dominion Bank	12/2/24	USD	3,663,970	CAD	5,102,587	—	(4,520)
Toronto-Dominion Bank	11/1/24	USD	3,728,419	CAD	5,033,184	113,408	—
Royal Bank of Canada	11/1/24	USD	1,930,822	CAD	2,604,086	60,476	—
Bank of Montreal	12/2/24	USD	1,189,345	CAD	1,656,328	—	(1,467)
Bank of Montreal	11/1/24	USD	1,155,083	CAD	1,559,305	35,135	—
The Bank of New York Mellon Corp.	11/1/24	USD	822,296	CAD	1,109,276	25,574	—
Royal Bank of Canada	12/2/24	USD	721,575	CAD	1,004,893	—	(890)
Royal Bank of Canada	12/2/24	USD	401,098	CAD	557,000	645	—
State Street Bank & Trust Co.	12/2/24	USD	400,968	CAD	557,000	514	—
Bank of Montreal	12/2/24	USD	400,781	CAD	557,000	328	—
The Bank of New York Mellon Corp.	12/2/24	USD	400,407	CAD	557,000	—	(46)
Barclays Bank plc	12/2/24	USD	326,592	CAD	453,436	596	—
Canadian Imperial Bank of Commerce	12/2/24	USD	148,858	CAD	207,000	36	—
Standard Chartered Bank	11/1/24	USD	123,909	CAD	167,271	3,769	—
Standard Chartered Bank	12/2/24	USD	20,019	CAD	27,879	—	(25)
UBS AG	11/4/24	USD	1,039,783	CHF	874,492	26,603	—
State Street Bank & Trust Co.	12/3/24	USD	997,462	CHF	860,211	—	(2,299)
UBS AG	12/3/24	USD	347,056	CHF	298,995	—	(443)
Canadian Imperial Bank of Commerce	11/4/24	USD	291,699	CHF	244,863	8,003	—
BNP Paribas	12/3/24	USD	229,550	CHF	197,870	—	(420)
Toronto-Dominion Bank	11/4/24	USD	190,741	CHF	160,295	5,025	—
Toronto-Dominion Bank	12/3/24	USD	175,037	CHF	150,880	—	(320)
BNP Paribas	11/4/24	USD	168,865	CHF	141,910	4,449	—
State Street Bank & Trust Co.	11/4/24	USD	100,426	CHF	84,396	2,646	—
Wells Fargo Bank N.A.	12/4/24	USD	82,998	CLP	79,000,000	854	—
State Street Bank & Trust Co.	11/6/24	USD	80,425	CLP	72,300,000	5,227	—
Toronto-Dominion Bank	11/6/24	USD	70,651	CLP	63,789,000	4,305	—
State Street Bank & Trust Co.	12/4/24	USD	56,669	CLP	54,000,000	519	—
State Street Bank & Trust Co.	12/4/24	USD	49,721	CLP	47,843,235	—	(26)
Morgan Stanley Capital Services Inc.	11/6/24	USD	35,441	CLP	31,754,235	2,414	—
Wells Fargo Bank N.A.	11/6/24	USD	14,526	CLP	13,000,000	1,005	—
Standard Chartered Bank	12/3/24	USD	1,166,148	CNY	8,289,156	—	(4,348)
State Street Bank & Trust Co.	11/4/24	USD	605,892	CNY	4,241,404	9,290	—
HSBC Bank plc	11/4/24	USD	594,149	CNY	4,169,066	7,723	—
HSBC Bank plc	12/3/24	USD	371,695	CNY	2,643,754	—	(1,624)
Standard Chartered Bank	11/4/24	USD	298,110	CNY	2,084,533	4,897	—
Citibank, N.A.	11/6/24	USD	136,262	COP	571,239,651	7,279	—
Wells Fargo Bank N.A.	11/6/24	USD	102,885	COP	431,000,000	5,566	—
Citibank, N.A.	12/4/24	USD	83,035	COP	365,000,000	955	—
State Street Bank & Trust Co.	12/4/24	USD	75,839	COP	336,000,000	279	—
State Street Bank & Trust Co.	11/6/24	USD	69,093	COP	293,000,000	2,935	—

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Royal Bank of Canada	12/4/24	USD	34,065	COP	151,000,000	108	—
Wells Fargo Bank N.A.	12/4/24	USD	28,074	COP	124,239,651	135	—
BNP Paribas	12/4/24	USD	9,501	COP	42,000,000	56	—
Toronto-Dominion Bank	12/3/24	USD	334,374	CZK	7,797,864	—	(851)
Deutsche Bank AG	11/4/24	USD	270,109	CZK	6,078,704	8,953	—
UBS AG	12/3/24	USD	164,849	CZK	3,840,739	—	(261)
UBS AG	11/4/24	USD	135,231	CZK	3,039,352	4,654	—
HSBC Bank plc	11/4/24	USD	135,039	CZK	3,039,352	4,461	—
Standard Chartered Bank	12/3/24	USD	18,314	CZK	426,756	—	(32)
Standard Chartered Bank	11/4/24	USD	7,237	CZK	163,400	217	—
JPMorgan Chase Bank, N.A.	11/4/24	USD	6,402	CZK	144,552	191	—
Bank of America, N.A.	12/3/24	USD	442,979	DKK	3,039,712	—	(1,032)
Deutsche Bank AG	11/4/24	USD	226,955	DKK	1,511,711	6,463	—
Societe Generale SA	12/3/24	USD	218,409	DKK	1,497,172	—	(283)
UBS AG	11/4/24	USD	220,704	DKK	1,467,249	6,697	—
HSBC Bank plc	11/4/24	USD	220,499	DKK	1,467,249	6,492	—
State Street Bank & Trust Co.	12/3/24	USD	52,055	DKK	357,000	—	(92)
JPMorgan Chase Bank, N.A.	11/4/24	USD	13,598	DKK	90,674	373	—
State Street Bank & Trust Co.	11/4/24	USD	16,239,612	EUR	14,532,836	428,434	—
State Street Bank & Trust Co.	12/3/24	USD	15,107,218	EUR	13,901,832	—	(35,269)
Toronto-Dominion Bank	12/3/24	USD	9,279,773	EUR	8,538,459	—	(20,692)
Societe Generale SA	12/3/24	USD	7,297,361	EUR	6,720,000	—	(22,356)
Bank of America, N.A.	12/3/24	USD	7,058,229	EUR	6,510,000	—	(32,750)
Canadian Imperial Bank of Commerce	11/4/24	USD	6,892,040	EUR	6,160,000	190,192	—
Royal Bank of Canada	11/4/24	USD	6,446,036	EUR	5,758,605	180,890	—
Toronto-Dominion Bank	11/4/24	USD	6,171,470	EUR	5,520,819	165,025	—
Royal Bank of Canada	12/3/24	USD	5,703,099	EUR	5,251,600	—	(17,175)
HSBC Bank plc	12/3/24	USD	5,466,569	EUR	5,040,000	—	(23,220)
Societe Generale SA	11/4/24	USD	5,009,360	EUR	4,480,000	135,288	—
Citibank, N.A.	11/4/24	USD	3,758,619	EUR	3,360,000	103,065	—
The Bank of New York Mellon Corp.	11/4/24	USD	3,755,811	EUR	3,360,000	100,258	—
HSBC Bank plc	11/4/24	USD	3,452,053	EUR	3,090,772	89,409	—
UBS AG	11/4/24	USD	3,357,253	EUR	2,999,191	94,247	—
BNP Paribas	11/4/24	USD	3,201,032	EUR	2,863,281	85,891	—
Barclays Bank plc	11/4/24	USD	2,672,122	EUR	2,387,537	74,571	—
Commonwealth Bank of Australia	12/3/24	USD	2,499,212	EUR	2,306,000	—	(12,586)
Wells Fargo Bank N.A.	11/4/24	USD	2,526,138	EUR	2,260,000	67,343	—
Citibank, N.A.	12/3/24	USD	2,434,348	EUR	2,240,000	—	(5,559)
Canadian Imperial Bank of Commerce	12/3/24	USD	2,431,762	EUR	2,240,000	—	(8,144)
The Bank of New York Mellon Corp.	12/3/24	USD	2,429,997	EUR	2,240,000	—	(9,911)
BNP Paribas	12/3/24	USD	2,372,308	EUR	2,182,600	—	(5,074)
Deutsche Bank AG	11/4/24	USD	1,876,304	EUR	1,680,000	48,527	—
Standard Chartered Bank	11/4/24	USD	1,375,272	EUR	1,231,981	34,923	—
Commonwealth Bank of Australia	11/4/24	USD	1,255,665	EUR	1,120,000	37,147	—
State Street Bank & Trust Co.	12/3/24	USD	1,220,336	EUR	1,120,000	382	—
Barclays Bank plc	12/3/24	USD	1,216,697	EUR	1,120,000	—	(3,256)
UBS AG	12/3/24	USD	1,003,201	EUR	925,000	—	(4,350)
Bank of Montreal	11/4/24	USD	646,325	EUR	576,500	19,114	—
Morgan Stanley Capital Services Inc.	11/4/24	USD	628,225	EUR	560,000	18,966	—
UBS AG	12/3/24	USD	610,168	EUR	560,000	192	—
HSBC Bank plc	12/3/24	USD	610,056	EUR	560,000	79	—
Deutsche Bank AG	12/3/24	USD	609,272	EUR	560,000	—	(704)
Wells Fargo Bank N.A.	12/3/24	USD	606,477	EUR	560,000	—	(3,499)

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	12/3/24	USD	547,638	EUR	503,843	—	(1,170)
BNP Paribas	11/4/24	USD	88,055	EUR	81,000	—	(70)
BNP Paribas	12/3/24	USD	25,062	EUR	23,000	10	—
Toronto-Dominion Bank	11/4/24	USD	5,433	EUR	5,000	—	(7)
Toronto-Dominion Bank	12/3/24	USD	2,918,248	GBP	2,269,969	—	(8,609)
Toronto-Dominion Bank	11/4/24	USD	2,969,743	GBP	2,214,045	114,859	—
HSBC Bank plc	12/3/24	USD	2,744,608	GBP	2,134,903	—	(8,097)
HSBC Bank plc	11/4/24	USD	2,573,579	GBP	1,918,691	99,536	—
UBS AG	11/4/24	USD	2,177,910	GBP	1,623,707	84,233	—
UBS AG	12/3/24	USD	2,081,471	GBP	1,619,079	—	(6,140)
BNP Paribas	12/3/24	USD	1,160,351	GBP	902,583	—	(3,423)
BNP Paribas	11/4/24	USD	1,196,407	GBP	891,962	46,273	—
State Street Bank & Trust Co.	12/3/24	USD	971,918	GBP	755,776	—	(2,565)
State Street Bank & Trust Co.	11/4/24	USD	1,001,839	GBP	746,905	38,747	—
HSBC Bank plc	11/4/24	USD	20,735	HKD	161,000	23	—
HSBC Bank plc	12/3/24	USD	20,725	HKD	161,000	1	—
BNP Paribas	12/3/24	USD	199,828	HUF	75,359,788	—	(642)
BNP Paribas	11/5/24	USD	209,165	HUF	74,373,328	11,027	—
Standard Chartered Bank	11/5/24	USD	7,884	HUF	2,809,220	400	—
Standard Chartered Bank	12/3/24	USD	6,858	HUF	2,582,760	—	(13)
Morgan Stanley Capital Services Inc.	11/5/24	USD	2,038	HUF	760,000	14	—
Deutsche Bank AG	11/4/24	USD	802,344	IDR	12,187,253,820	26,036	—
Standard Chartered Bank	12/3/24	USD	544,141	IDR	8,574,835,880	—	(1,155)
Deutsche Bank AG	12/3/24	USD	518,259	IDR	8,124,835,881	1,585	—
Standard Chartered Bank	11/4/24	USD	536,420	IDR	8,124,835,880	18,880	—
Deutsche Bank AG	12/3/24	USD	257,836	IDR	4,062,417,940	—	(504)
HSBC Bank plc	12/3/24	USD	335,186	ILS	1,248,581	589	—
UBS AG	11/4/24	USD	116,382	ILS	430,334	1,166	—
HSBC Bank plc	11/4/24	USD	116,267	ILS	430,334	1,052	—
Wells Fargo Bank N.A.	11/4/24	USD	114,503	ILS	423,912	1,007	—
JPMorgan Chase Bank, N.A.	11/4/24	USD	23,898	ILS	90,000	—	(198)
Toronto-Dominion Bank	12/3/24	USD	4,197,811	JPY	638,293,274	—	(21,309)
Toronto-Dominion Bank	11/5/24	USD	3,806,427	JPY	541,609,254	239,500	—
Barclays Bank plc	11/5/24	USD	3,252,581	JPY	462,745,741	205,032	—
UBS AG	11/5/24	USD	1,958,000	JPY	279,408,349	117,874	—
Bank of America, N.A.	12/3/24	USD	1,783,051	JPY	271,214,871	—	(9,680)
Barclays Bank plc	12/3/24	USD	1,459,232	JPY	221,896,724	—	(7,505)
UBS AG	12/3/24	USD	1,400,152	JPY	212,824,736	—	(6,620)
Royal Bank of Canada	11/5/24	USD	1,457,170	JPY	208,143,962	86,377	—
Standard Chartered Bank	11/5/24	USD	1,328,988	JPY	189,221,769	82,812	—
The Bank of New York Mellon Corp.	12/3/24	USD	1,130,230	JPY	171,965,036	—	(6,459)
Wells Fargo Bank N.A.	12/3/24	USD	1,129,559	JPY	171,965,036	—	(7,131)
Standard Chartered Bank	12/3/24	USD	1,125,328	JPY	170,800,000	—	(3,661)
HSBC Bank plc	11/5/24	USD	1,121,901	JPY	159,601,330	70,800	—
Royal Bank of Canada	12/3/24	USD	903,952	JPY	137,200,000	—	(2,940)
State Street Bank & Trust Co.	11/5/24	USD	606,938	JPY	86,448,852	37,603	—
Commonwealth Bank of Australia	12/3/24	USD	564,520	JPY	85,982,518	—	(3,825)
HSBC Bank plc	12/3/24	USD	561,992	JPY	85,982,518	—	(6,352)
Canadian Imperial Bank of Commerce	12/3/24	USD	559,273	JPY	85,145,144	—	(3,536)
JPMorgan Chase Bank, N.A.	11/5/24	USD	574,095	JPY	81,548,852	37,031	—
The Bank of New York Mellon Corp.	11/5/24	USD	562,138	JPY	79,748,852	36,928	—
BNP Paribas	11/5/24	USD	560,035	JPY	79,748,852	34,826	—
JPMorgan Chase Bank, N.A.	12/3/24	USD	242,868	JPY	36,862,138	—	(790)

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Morgan Stanley Capital Services Inc.	11/5/24	USD	160,180	JPY	22,785,386	10,120	—
Wells Fargo Bank N.A.	11/5/24	USD	89,161	JPY	13,000,000	3,545	—
Deutsche Bank AG	11/5/24	USD	73,824	JPY	10,511,617	4,597	—
State Street Bank & Trust Co.	12/4/24	USD	2,372,984	KRW	3,276,316,820	—	(12,677)
State Street Bank & Trust Co.	11/5/24	USD	1,820,783	KRW	2,411,910,085	68,442	—
Standard Chartered Bank	11/5/24	USD	1,091,642	KRW	1,447,146,051	40,238	—
Deutsche Bank AG	11/5/24	USD	833,789	KRW	1,107,194,164	29,371	—
HSBC Bank plc	12/4/24	USD	338,753	KRW	468,045,260	—	(2,055)
BNP Paribas	12/4/24	USD	338,685	KRW	468,045,260	—	(2,124)
Standard Chartered Bank	12/4/24	USD	338,139	KRW	468,045,260	—	(2,670)
Deutsche Bank AG	12/4/24	USD	121,655	KRW	167,530,500	—	(333)
State Street Bank & Trust Co.	12/3/24	USD	408,616	MXN	8,228,707	—	(257)
State Street Bank & Trust Co.	11/4/24	USD	356,250	MXN	7,016,918	5,855	—
JPMorgan Chase Bank, N.A.	11/4/24	USD	292,832	MXN	5,768,661	4,769	—
JPMorgan Chase Bank, N.A.	12/3/24	USD	268,851	MXN	5,414,030	—	(166)
Toronto-Dominion Bank	12/3/24	USD	268,850	MXN	5,414,030	—	(166)
Toronto-Dominion Bank	11/4/24	USD	265,551	MXN	5,231,189	4,327	—
Standard Chartered Bank	11/4/24	USD	1,522	MXN	30,000	24	—
BNP Paribas	12/3/24	USD	881,519	MYR	3,838,365	4,067	—
BNP Paribas	11/4/24	USD	757,513	MYR	3,119,370	45,259	—
HSBC Bank plc	12/3/24	USD	294,921	MYR	1,279,455	2,437	—
Standard Chartered Bank	11/4/24	USD	289,408	MYR	1,189,415	17,824	—
HSBC Bank plc	11/4/24	USD	248,012	MYR	1,039,790	10,594	—
BNP Paribas	11/4/24	USD	193,466	NOK	2,037,000	8,280	—
BNP Paribas	12/3/24	USD	182,346	NOK	2,011,000	—	(503)
State Street Bank & Trust Co.	12/3/24	USD	16,973	NOK	186,607	6	—
UBS AG	11/4/24	USD	15,287	NOK	160,607	686	—
Commonwealth Bank of Australia	12/3/24	USD	246,890	NZD	414,762	—	(1,073)
JPMorgan Chase Bank, N.A.	12/3/24	USD	246,887	NZD	414,762	—	(1,077)
JPMorgan Chase Bank, N.A.	11/4/24	USD	259,121	NZD	407,216	15,722	—
Commonwealth Bank of Australia	11/4/24	USD	259,118	NZD	407,216	15,718	—
State Street Bank & Trust Co.	12/3/24	USD	35,147	NZD	59,000	—	(126)
BNP Paribas	11/4/24	USD	9,604	NZD	15,092	583	—
Wells Fargo Bank N.A.	11/6/24	USD	70,241	PEN	261,168	1,038	—
Wells Fargo Bank N.A.	12/4/24	USD	68,537	PEN	259,000	—	(71)
State Street Bank & Trust Co.	12/4/24	USD	27,942	PEN	105,168	84	—
Citibank, N.A.	11/6/24	USD	3,237	PEN	12,000	57	—
Citibank, N.A.	12/4/24	USD	1,910	PEN	7,200	3	—
State Street Bank & Trust Co.	11/6/24	USD	1,326	PEN	5,000	1	—
Wells Fargo Bank N.A.	11/5/24	USD	401,430	PLN	1,535,469	17,882	—
HSBC Bank plc	12/3/24	USD	193,064	PLN	774,839	—	(308)
The Bank of New York Mellon Corp.	12/3/24	USD	187,691	PLN	752,050	6	—
Wells Fargo Bank N.A.	12/3/24	USD	187,501	PLN	752,050	—	(183)
Deutsche Bank AG	11/5/24	USD	133,766	PLN	511,823	5,917	—
Standard Chartered Bank	11/5/24	USD	28,574	PLN	109,700	1,172	—
Standard Chartered Bank	12/3/24	USD	26,715	PLN	107,170	—	(31)
BNP Paribas	11/5/24	USD	25,805	PLN	100,000	826	—
JPMorgan Chase Bank, N.A.	11/5/24	USD	14,356	PLN	55,117	588	—
HSBC Bank plc	11/5/24	USD	13,425	PLN	54,000	—	(63)
JPMorgan Chase Bank, N.A.	11/5/24	USD	4,953	PLN	20,000	—	(43)
Societe Generale SA	12/3/24	USD	160,411	RON	735,547	—	(295)
Deutsche Bank AG	12/3/24	USD	146,372	RON	670,547	—	(132)
HSBC Bank plc	11/4/24	USD	145,519	RON	648,047	3,835	—

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Deutsche Bank AG	11/4/24	USD	132,284	RON	588,047	3,718	—
Barclays Bank plc	11/4/24	USD	36,964	RON	170,000	—	(203)
Standard Chartered Bank	11/4/24	USD	14,574	RON	65,000	363	—
Standard Chartered Bank	12/3/24	USD	14,174	RON	65,000	—	(28)
HSBC Bank plc	12/3/24	USD	610,005	SEK	6,507,738	—	(1,821)
HSBC Bank plc	11/4/24	USD	427,011	SEK	4,301,104	23,247	—
UBS AG	11/4/24	USD	221,130	SEK	2,226,329	12,135	—
BNP Paribas	12/3/24	USD	203,556	SEK	2,169,246	—	(386)
Societe Generale SA	11/4/24	USD	213,389	SEK	2,150,552	11,507	—
Standard Chartered Bank	12/3/24	USD	176,044	SEK	1,881,000	—	(799)
BNP Paribas	11/4/24	USD	185,759	SEK	1,880,000	9,275	—
State Street Bank & Trust Co.	12/3/24	USD	56,051	SEK	598,000	—	(170)
HSBC Bank plc	11/4/24	USD	672,269	SGD	859,396	21,326	—
HSBC Bank plc	12/3/24	USD	324,473	SGD	428,207	—	(291)
Wells Fargo Bank N.A.	12/3/24	USD	324,199	SGD	428,207	—	(565)
JPMorgan Chase Bank, N.A.	11/4/24	USD	7,827	SGD	10,018	239	—
JPMorgan Chase Bank, N.A.	11/4/24	USD	414,139	THB	13,430,738	16,012	—
Standard Chartered Bank	11/4/24	USD	411,632	THB	13,430,738	13,505	—
Standard Chartered Bank	12/3/24	USD	398,404	THB	13,430,738	—	(469)
Deutsche Bank AG	12/3/24	USD	232,364	THB	7,827,889	—	(112)
UBS AG	12/3/24	USD	217,677	THB	7,355,369	—	(767)
Morgan Stanley Capital Services Inc.	12/3/24	USD	208,712	THB	7,035,369	—	(229)
BNP Paribas	11/4/24	USD	206,386	THB	6,715,369	7,323	—
JPMorgan Chase Bank, N.A.	12/3/24	USD	20,830	THB	704,618	—	(97)
						4,551,017	(414,242)
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $3,684,806,000 and cash of $891,168,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $132,933,156)	120,858,901
Affiliated Issuers (Cost $1,028,697)	1,028,737
Total Investments in Securities	121,887,638
Investment in Vanguard	3,374
Cash	1
Foreign Currency, at Value (Cost $662,548)	797,887
Receivables for Investment Securities Sold	395,424
Receivables for Accrued Income	1,056,804
Receivables for Capital Shares Issued	4,535
Variation Margin Receivable—Futures Contracts	5,143
Variation Margin Receivable—Centrally Cleared Non-Deliverable Forward Currency Contracts	369
Unrealized Appreciation—Over-the-Counter Forward Currency Contracts	4,551,017
Other Assets	8,529
Total Assets	128,710,721
Liabilities
Payables for Investment Securities Purchased	4,417,221
Payables for Capital Shares Redeemed	19,662
Payables to Vanguard	3,983
Unrealized Depreciation—Over-the-Counter Forward Currency Contracts	414,242
Total Liabilities	4,855,108
Net Assets	123,855,613
At October 31, 2024, net assets consisted of:

Paid-in Capital	132,914,205
Total Distributable Earnings (Loss)	(9,058,592)
Net Assets	123,855,613

Investor Shares—Net Assets
Applicable to 739,064,899 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,677,237
Net Asset Value Per Share—Investor Shares	$9.03

Institutional Shares—Net Assets
Applicable to 4,370,510,252 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	117,178,376
Net Asset Value Per Share—Institutional Shares	$26.81

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Interest[1,2]	2,671,724
Total Income	2,671,724
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8,161
Management and Administrative—Investor Shares	7,230
Management and Administrative—Institutional Shares	60,920
Marketing and Distribution—Investor Shares	305
Marketing and Distribution—Institutional Shares	2,774
Custodian Fees	3,858
Auditing Fees	98
Shareholders’ Reports and Proxy Fees—Investor Shares	102
Shareholders’ Reports and Proxy Fees—Institutional Shares	643
Trustees’ Fees and Expenses	73
Other Expenses	76
Total Expenses	84,240
Expenses Paid Indirectly	(46)
Net Expenses	84,194
Net Investment Income	2,587,530
Realized Net Gain (Loss)
Investment Securities Sold[1]	(2,251,295)
Futures Contracts	2,886
Forward Currency Contracts	(3,291,823)
Foreign Currencies	(491,884)
Realized Net Gain (Loss)	(6,032,116)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	9,921,810
Futures Contracts	949
Forward Currency Contracts	3,325,645
Foreign Currencies	220,809
Change in Unrealized Appreciation (Depreciation)	13,469,213
Net Increase (Decrease) in Net Assets Resulting from Operations	10,024,627
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $56,615,000, $118,000, $8,000, and $35,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $9,722,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,587,530	1,607,493
Realized Net Gain (Loss)	(6,032,116)	(7,151,415)
Change in Unrealized Appreciation (Depreciation)	13,469,213	6,945,611
Net Increase (Decrease) in Net Assets Resulting from Operations	10,024,627	1,401,689
Distributions
Investor Shares	(296,488)	(99,093)
Institutional Shares	(4,879,865)	(1,507,917)
Total Distributions	(5,176,353)	(1,607,010)
Capital Share Transactions
Investor Shares	305,767	43,968
Institutional Shares	18,876,069	10,506,786
Net Increase (Decrease) from Capital Share Transactions	19,181,836	10,550,754
Total Increase (Decrease)	24,030,110	10,345,433
Net Assets
Beginning of Period	99,825,503	89,480,070
End of Period	123,855,613	99,825,503

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	February 26, 2021[1] to October 31, 2021	Year Ended October 31,
		2024	2023	2022
Net Asset Value, Beginning of Period	$8.64	$8.64	$9.95	$10.00
Investment Operations
Net Investment Income[2]	.196	.141	.071	.023
Net Realized and Unrealized Gain (Loss) on Investments	.610	(.001)	(1.288)	(.051)
Total from Investment Operations	.806	.140	(1.217)	(.028)
Distributions
Dividends from Net Investment Income	(.416)	(.140)	(.093)	(.022)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.416)	(.140)	(.093)	(.022)
Net Asset Value, End of Period	$9.03	$8.64	$8.64	$9.95
Total Return[3]	9.45%	1.61%	-12.30%	-0.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,677	$6,088	$6,048	$1,326
Ratio of Total Expenses to Average Net Assets	0.13%[4]	0.13%[4]	0.13%[4]	0.13%[5]
Ratio of Net Investment Income to Average Net Assets	2.19%	1.60%	0.77%	0.34%[5]
Portfolio Turnover Rate	25%	26%	28%[6]	19%[6]
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	February17, 2021[1] to October 31, 2021	Year Ended October 31,
		2024	2023	2022
Net Asset Value, Beginning of Period	$25.64	$25.65	$29.53	$30.00
Investment Operations
Net Investment Income[2]	.599	.435	.218	.080
Net Realized and Unrealized Gain (Loss) on Investments	1.822	(.013)	(3.810)	(.472)
Total from Investment Operations	2.421	.422	(3.592)	(.392)
Distributions
Dividends from Net Investment Income	(1.251)	(.432)	(.288)	(.078)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.251)	(.432)	(.288)	(.078)
Net Asset Value, End of Period	$26.81	$25.64	$25.65	$29.53
Total Return	9.57%	1.63%	-12.24%	-1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$117,178	$93,738	$83,432	$39,147
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%[3]	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	2.26%	1.67%	0.80%	0.38%[4]
Portfolio Turnover Rate	25%	26%	28%[5]	19%[5]
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Notes to Financial Statements
Vanguard Total International Bond II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund enters into centrally cleared non-deliverable forward currency contracts to achieve the same objective specified with respect to the equivalent over-the-counter forward currency contracts; rather than physical delivery of the two currencies at maturity, a net cash settlement is made by one party to the other in accordance with contract terms. Additionally, there is less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers. Risks associated with all types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Total International Bond II Index Fund
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented 162% of net assets, based on the average of the net amounts of notional exposure.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	39,642	(43,462)	(3,820)	—	—	—
Bank of Montreal	54,577	(1,467)	53,110	—	55,152	—
Barclays Bank plc	290,581	(10,964)	279,617	—	317,564	—
BNP Paribas	260,879	(17,555)	243,324	—	274,299	—
Canadian Imperial Bank of Commerce	209,472	(11,680)	197,792	—	216,368	—
Citibank, N.A.	114,593	(6,521)	108,072	—	119,515	—
Commonwealth Bank of Australia	182,437	(27,854)	154,583	—	174,550	—
Deutsche Bank AG	135,933	(17,826)	118,107	—	135,289	—
HSBC Bank plc	371,418	(46,155)	325,263	—	351,657	—
JPMorgan Chase Bank, N.A.	111,122	(5,388)	105,734	—	120,811	—
Morgan Stanley Capital Services Inc.	32,218	(229)	31,989	—	35,211	—
Royal Bank of Canada	336,941	(21,111)	315,830	—	357,580	—
Societe Generale SA	166,904	(22,934)	143,970	—	159,950	—
Standard Chartered Bank	229,283	(14,848)	214,435	—	235,362	—
State Street Bank & Trust Co.	661,629	(58,422)	603,207	—	673,752	—
The Bank of New York Mellon Corp.	177,864	(16,670)	161,194	—	173,385	—
Toronto-Dominion Bank	672,082	(56,663)	615,419	—	679,102	—
UBS AG	393,714	(21,601)	372,113	—	394,801	—
Wells Fargo Bank N.A.	109,728	(12,892)	96,836	—	101,626	—
Centrally Cleared Non-Deliverable Forward Currency Contracts	369	—	369	8,111	—	—
Exchange-Traded Futures Contracts	5,143	—	5,143	30,538	—	—
Total	4,556,529	(414,242)	4,142,287	38,649	4,575,974	—
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities, which may include amounts not subject to offsetting. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for the open federal and state income tax year, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the

Total International Bond II Index Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $3,374,000, representing less than 0.01% of the fund’s net assets and 1.35% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $46,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Total International Bond II Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	913	—	913
Asset-Backed/Commercial Mortgage-Backed Securities	—	445	—	445
Corporate Bonds	—	26,004,887	—	26,004,887
Sovereign Bonds	—	94,852,656	—	94,852,656
Temporary Cash Investments	1,028,737	—	—	1,028,737
Total	1,028,737	120,858,901	—	121,887,638
Derivative Financial Instruments
Assets
Futures Contracts[1]	24	—	—	24
Forward Currency Contracts	5,567[1]	4,551,017	—	4,556,584
Total	5,591	4,551,017	—	4,556,608
Liabilities
Futures Contracts[1]	(575)	—	—	(575)
Forward Currency Contracts	(1,722)[1]	(414,242)	—	(415,964)
Total	(2,297)	(414,242)	—	(416,539)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared non-deliverable forward currency contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	24	—	24
Unrealized Appreciation—Forward Currency Contracts[1]	—	4,556,584	4,556,584
Total Assets	24	4,556,584	4,556,608

Unrealized Depreciation—Futures Contracts[1]	(575)	—	(575)
Unrealized Depreciation—Forward Currency Contracts[1]	—	(415,964)	(415,964)
Total Liabilities	(575)	(415,964)	(416,539)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared non-deliverable forward currency contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	2,886	—	2,886
Forward Currency Contracts	—	(3,291,823)	(3,291,823)
Realized Net Gain (Loss) on Derivatives	2,886	(3,291,823)	(3,288,937)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	949	—	949
Forward Currency Contracts	—	3,325,645	3,325,645
Change in Unrealized Appreciation (Depreciation) on Derivatives	949	3,325,645	3,326,594
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses

Total International Bond II Index Fund
from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,481,945
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(7,061,079)
Capital Loss Carryforwards	(4,479,458)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(9,058,592)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	5,176,353	1,607,010
Long-Term Capital Gains	—	—
Total	5,176,353	1,607,010
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	129,078,486
Gross Unrealized Appreciation	7,135,200
Gross Unrealized Depreciation	(14,326,048)
Net Unrealized Appreciation (Depreciation)	(7,190,848)
G.	During the year ended October 31, 2024, the fund purchased $42,850,295,000 of investment securities and sold $28,148,484,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	225,325	25,394	176,209	20,055
Issued in Lieu of Cash Distributions	296,486	33,137	99,093	11,294
Redeemed	(216,044)	(24,161)	(231,334)	(26,497)
Net Increase (Decrease)—Investor Shares	305,767	34,370	43,968	4,852
Institutional Shares
Issued	16,390,674	620,858	11,177,079	429,323
Issued in Lieu of Cash Distributions	4,879,865	183,805	1,507,917	57,912
Redeemed	(2,394,470)	(90,361)	(2,178,210)	(83,968)
Net Increase (Decrease)—Institutional Shares	18,876,069	714,302	10,506,786	403,267
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.

Total International Bond II Index Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Total International Bond II Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Bond II Index Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates for the fiscal year $22,691,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund designates to shareholders foreign source income of $2,625,412,000 and foreign taxes paid of $9,249,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q44380 122024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

VANGUARD CHARLOTTE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.